UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2023, the U.S.
economy recovered from the contraction in the second
quarter of 2022 and expanded moderately in the subsequent
three quarters. Resilient consumer spending and improved
exports amid cooling inflation led to moderate economic
growth. However, higher interest rates meant higher
borrowing costs for individuals and businesses, which
dampened economic activity.
In its aggressive fight against high inflation, the U.S. Federal
Reserve (Fed) raised the federal funds target rate eight
times during the period, bringing it to a range of 4.75%
-5.00%, the highest level since 2007. At its March 2023
meeting, the Fed said it would continue to reduce its bond
holdings but softened its firm outlook on future rate hikes.
Additionally, Fed Chair Jerome Powell said the central bank
most likely would not cut rates in 2023.
U.S. equities, as measured by the Standard & Poor's
®
500 Index, posted a +2.66% total return for the 12-month
reporting period ended April 30, 2023.
1
High inflation, rising
interest rates and geopolitical instability contributed to a sharp decline in equity prices during the first half of the
reporting period, though equities rebounded in the second
half. Consumer spending continued to rise but deteriorating
financial conditions, including regional banking stress in
March and April, and investors' expectations for slower
growth intermittently pressured equity markets.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin Strategic Series’ annual report includes more detail about prevailing conditions and a discussion
about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin Growth Opportunities Fund 4
Franklin Small Cap Growth Fund 10
Franklin Small-Mid Cap Growth Fund 16
Financial Highlights and Schedules of Investments 22
Financial Statements 52
Notes to Financial Statements 57
Report of Independent Registered
Public Accounting Firm 82
Tax Information 83
Board Members and Officers 84
Shareholder Information 89
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted a +2.66% total return for the 12 months ended
April 30, 2023.
1
High inflation, rising interest rates and
geopolitical instability contributed to a sharp decline in equity prices during the first half of the reporting period, though equities subsequently rebounded. Consumer spending
continued to rise but deteriorating financial conditions,
including regional banking stress in March and April, and
investors’ expectations for slower growth pressured equity
markets.
Continued supply-chain disruptions, strong consumer
demand and volatile energy prices drove inflation. Oil and
commodity prices rose following Russia’s invasion of Ukraine in February 2022, before gradually receding. Inflation peaked at 9.1% in June 2022, the highest annual rate since 1981,
before sliding to 5.0% in March 2023. The labor market
remained strong amid a high level of nominal growth, which
sent the U.S. unemployment rate down to a historic 54-year
low of 3.4% in January 2023 before rising marginally to 3.5%
in March.
U.S. gross domestic product recovered from the contraction
in the second quarter of 2022 and grew at a 3.2% annualized
rate in the third quarter of 2022, eventually slowing to 1.1%
in the first quarter of 2023. Rising consumer spending and
increased exports amid cooling inflation led to moderate
economic growth over the period. However, rising interest
rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially in
the housing and financial markets.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) rapidly restricted monetary policy during the period.
The Fed raised the federal funds target rate eight times
to end the period at a range of 4.75%–5.00%, pushing
borrowing costs to their highest levels since 2007. The
interest-rate hikes included four successive 75-basis-point
increases at its June, July, September and November 2022
meetings and smaller increases at its remaining meetings
during the period. At its March 2023 meeting, the Fed said it would continue to reduce bond holdings but departed from
previous statements by softening its firm outlook on future
rate hikes. Additionally, Fed Chair Jerome Powell said the
central bank most likely would not cut rates in 2023.
The foregoing information reflects our analysis and opinions as of April 30, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin Growth Opportunities Fund
This annual report for Franklin Growth Opportunities Fund
covers the fiscal year ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal
conditions, the Fund invests predominantly in equity
securities of companies demonstrating accelerating growth,
increasing profitability, or above-average growth or growth
potential as compared with the overall economy.
Performance Overview
The Fund’s Class A shares posted a -4.98% cumulative
total return for the 12 months under review. In comparison,
the Fund’s narrow benchmark, the Russell 3000
®
Growth
Index, which measures the performance of those Russell
3000
®
Index companies with relatively higher price-to-book
ratios and higher forecasted growth rates, posted a +2.25%
cumulative total return.
1
The Fund’s broad benchmark, the
Standard & Poor’s 500 Index (S&P 500
®
), which tracks the
broad U.S. stock market, posted a +2.66% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the one year under review, Franklin Growth
Opportunities Fund underperformed its benchmark as
rising interest rates disproportionately hurt rate-sensitive growth stocks and took a toll on the information technology
(IT) sector, which was the Fund’s largest sector exposure
over the period. A position in payment solutions provider
BILL Holdings (formerly, Bill.com Holdings) weighed on
performance. Additionally, our underweight positioning in
strongly performing technology companies Microsoft and
Apple detracted from relative returns. Conversely, software
firm Synopsys was a leading contributor in the IT sector. The company is closely tied to the ongoing digital transformation investments being made by enterprises and is seeing strong
growth in key end markets of artificial intelligence, machine
Portfolio Composition
4/30/23
% of Total
Net Assets
Software 19.6%
Financial Services 8.5%
Interactive Media & Services 6.8%
Semiconductors & Semiconductor Equipment 6.5%
Technology Hardware, Storage & Peripherals 5.7%
Broadline Retail 5.3%
Capital Markets 4.8%
Life Sciences Tools & Services 4.6%
Pharmaceuticals 3.8%
Health Care Providers & Services 3.6%
Health Care Equipment & Supplies 2.8%
Beverages 2.6%
Specialized REITs 2.6%
Hotels, Restaurants & Leisure 2.4%
Other* 18.0%
Short-Term Investments & Other Net Assets 2.4%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
27
.

Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
learning, high-performance computing, cloud security
solutions, 5G processors and automotive safety.
Stock selection in the health care sector also pressured
relative returns, led lower by FIGS, as supply-chain
challenges and inventory constraints weighed on the
health care apparel company. Elsewhere, leading relative
detractors included tower operator SBA Communications
in the real estate sector and healthy-food restaurant chain
Sweetgreen in the consumer discretionary sector. However,
the consumer discretionary sector included two of the five
top relative contributors for the period. An underweight
in Tesla proved positive as negative headlines about the
company combined with investor concerns about consumer
demand weighed on the electric carmaker’s stock. Also in
the sector, reaccelerating traffic trends driven by a strong consumer value proposition boosted the shares of restaurant
chain Chipotle Mexican Grill.
Keeping with contributors, the Fund benefited from stock
selection in the communication services sector and a
position in Meta Platforms. Aggressive cost cutting and
an increased focus toward artificial intelligence has led to a substantial rebound in the interactive media company’s
stock. In the financials sector, index and analytics provider
MSCI saw strong growth of its index business over the
period resulting from expansion into new geographies, client types and use cases for its data.
Thank you for your continued participation in Franklin Growth
Opportunities Fund. We look forward to serving your future
investment needs.
Grant Bowers
Lead Portfolio Manager
Sara Araghi, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/23
Company
Industry
% of Total
Net Assets
a aa
Microsoft Corp. 6.3%
Software
Mastercard, Inc. 5.8%
Financial Services
Apple, Inc. 5.7%
Technology Hardware, Storage & Peripherals
Amazon.com, Inc. 5.2%
Broadline Retail
Meta Platforms, Inc. 3.4%
Interactive Media & Services
Alphabet, Inc. 3.4%
Interactive Media & Services
UnitedHealth Group, Inc. 2.9%
Health Care Providers & Services
NVIDIA Corp. 2.8%
Semiconductors & Semiconductor Equipment
ServiceNow, Inc. 2.8%
Software
Visa, Inc. 2.7%
Financial Services

Performance Summary as of April 30, 2023
Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -4.98% -10.20%
5-Year +50.73% +7.33%
10-Year +184.02% +10.38%
Advisor
1-Year -4.71% -4.71%
5-Year +52.65% +8.83%
10-Year +191.51% +11.29%
See page 8 for Performance Summary footnotes.

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Growth Opportunities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of invest-
ment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Long-Term
Capital Gain
A $1.6818
C $1.6818
R $1.6818
R6 $1.6818
Advisor $1.6818
Total Annual Operating Expenses
6
Share Class
A 0.90%
Advisor 0.65%

Your Fund’s Expenses
Franklin Growth Opportunities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,092.00 $4.93 $1,020.08 $4.76 0.95%
C $1,000 $1,087.80 $8.80 $1,016.37 $8.50 1.70%
R $1,000 $1,090.80 $6.22 $1,018.85 $6.00 1.20%
R6 $1,000 $1,094.10 $3.03 $1,021.90 $2.92 0.58%
Advisor $1,000 $1,093.50 $3.59 $1,021.37 $3.46 0.69%

franklintempleton.com
Annual Report
Franklin Small Cap Growth Fund
This annual report for Franklin Small Cap Growth Fund
covers the fiscal year ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-cap companies.
For this Fund, small-cap companies are those with market
capitalizations not exceeding $1.5 billion or the highest
market capitalization in the Russell 2000
®
Index, whichever
is greater, at the time of purchase.
1
Performance Overview
The Fund’s Class A shares posted a -2.73% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Growth Index, which measures the
performance of small-cap companies with relatively higher
price-to-book ratios and higher forecasted growth rates,
posted a +0.72% cumulative total return.
2
The Standard &
Poor’s 500 Index (S&P 500), which tracks the broad U.S.
stock market, posted a +2.66% cumulative total return.
2
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the one year under review, the Fund’s longer-duration
growth positioning was a headwind to performance as
inflation spiked and interest rates moved significantly higher.
Higher rates disproportionately hurt rate-sensitive growth
stocks and took a toll on the information technology (IT)
sector, which was a leading detractor from relative returns.
A position in CS Disco underperformed on lowered guidance
that dampened the shares of the legal technology services
company. Conversely, robust demand for programmable
chips led to a strong revenue growth for Lattice
Semiconductor, which was a top contributor for the period.
Portfolio Composition
4/30/23
% of Total
Net Assets
Software 7.9%
Biotechnology 7.8%
Health Care Equipment & Supplies 6.7%
Hotels, Restaurants & Leisure 5.6%
Aerospace & Defense 5.3%
Specialty Retail 5.3%
Semiconductors & Semiconductor Equipment 5.0%
Financial Services 4.5%
Food Products 4.2%
Health Care Providers & Services 4.2%
Household Durables 3.7%
Pharmaceuticals 3.4%
Capital Markets 3.2%
Construction & Engineering 3.0%
Other* 28.8%
Short-Term Investments & Other Net Assets 1.4%
1. The Russell 2000
®
Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000
®
Index, which represent a small
amount of the total market capitalization of the Russell 3000
®
Index.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
36
.

Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
Negative relative performance also resulted from positioning in the financials sector, which was impacted by GICS (global industry classification standard) reclassification that shifted payment companies from IT to financials. Electronic bill
payment vendor Paymentus Holdings was a meaningful
detractor in this space along with an off-index position in
Western Alliance Bancorp, which was pressured by panic
selling following the collapse of two regional banks.
We remain overweight in the consumer discretionary sector,
which was hindered by Petco Health & Wellness. The pet
retailer faced slowing sales driven by macroeconomic
pressures. In contrast, a pullback in mortgage rates during
the period’s second half improved traffic and orders for new homes for M/I Homes, which was a consumer discretionary
top contributor. The industrials sector was also a source of negative relative performance. Within the sector, competitive pressures were to blame, in part, for the pullback of shares of electric bus maker Proterra. In contrast, the shares of law enforcement technology company Axon Enterprises rose to
all-time price highs in March, which helped industrials sector results. Accelerating sales of hardware devices and software subscriptions was a revenue driver for the company.
The communication services and health care sectors
were top contributors to annual relative performance. The
communications sector was helped by a lack of exposure to
the diversified telecommunication services industry, while the health care sector was boosted by Revance Therapeutics
and PTC Therapeutics, with Revance reporting positive
clinical trials for a cosmetic filler and PTC announcing
positive trials for a muscular dystrophy treatment.
We have seen some market turnaround since mid-October
2022 as investor sentiment about inflation, interest rates and recession shifted to a more positive outlook. This has led
us to increase the quality of the portfolio and reduce some
duration.
Thank you for your continued participation in Franklin Small
Cap Growth Fund. We look forward to serving your future
investment needs.
Michael P. McCarthy, CFA
Lead Portfolio Manager
Bradley T. Carris, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/23
Company
Industry
% of Total
Net Assets
a aa
BWX Technologies, Inc. 2.0%
Aerospace & Defense
Performance Food Group Co. 1.9%
Consumer Staples Distribution & Retail
Allegiant Travel Co. 1.9%
Passenger Airlines
Arcosa, Inc. 1.8%
Construction & Engineering
Lattice Semiconductor Corp. 1.8%
Semiconductors & Semiconductor Equipment
Inspire Medical Systems, Inc. 1.8%
Health Care Equipment & Supplies
Red Rock Resorts, Inc. 1.8%
Hotels, Restaurants & Leisure
AAR Corp. 1.7%
Aerospace & Defense
Texas Roadhouse, Inc. 1.7%
Hotels, Restaurants & Leisure
BellRing Brands, Inc. 1.7%
Personal Care Products

Performance Summary as of April 30, 2023
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -2.73% -8.06%
5-Year +31.57% +4.45%
10-Year +139.86% +8.53%
Advisor
1-Year -2.50% -2.50%
5-Year +33.20% +5.90%
10-Year +146.26% +9.43%
See page 14 for Performance Summary footnotes.

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 14 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Small Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of secu-
rity in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 2000 Growth Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Long-Term
Capital Gain
A $0.0971
C $0.0971
R $0.0971
R6 $0.0971
Advisor $0.0971
Total Annual Operating Expenses
6
Share Class
A 1.03%
Advisor 0.78%

Your Fund’s Expenses
Franklin Small Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,062.30 $5.53 $1,019.44 $5.41 1.08%
C $1,000 $1,058.90 $9.34 $1,015.73 $9.14 1.83%
R $1,000 $1,061.40 $6.80 $1,018.20 $6.66 1.33%
R6 $1,000 $1,064.90 $3.41 $1,021.49 $3.34 0.67%
Advisor $1,000 $1,064.00 $4.25 $1,020.68 $4.16 0.83%

franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth Fund
This annual report for Franklin Small-Mid Cap Growth Fund
covers the fiscal year ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in the equity securities of small-capitalization (small-
cap) and mid-capitalization (mid-cap) companies. For this
Fund, small-cap companies are companies within the market
capitalization range of companies in the Russell 2500™
Index, at the time of purchase, and mid-cap companies
are companies within the market capitalization range of
companies in the Russell Midcap
®
Index, at the time of
purchase.
1
Performance Overview
The Fund’s Class A shares posted a -4.07% cumulative
total return for the 12 months under review. In comparison,
the Russell Midcap
®
Growth Index, which measures the
performance of those Russell Midcap
®
Index companies with
relatively higher price-to-book ratios and higher forecasted growth rates, posted a +1.60% cumulative total return.
2
Also
in comparison, the Standard & Poor’s 500 Index (S&P 500),
which tracks the broad U.S. stock market, posted a +2.66%
cumulative total return.
2
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Investment Strategy
We use fundamental, bottom-up research to seek companies
meeting our criteria of growth potential, quality and valuation.
In seeking sustainable growth characteristics, we look for
companies we believe can produce sustainable earnings
and cash flow growth, evaluating the long-term market
opportunity and competitive structure of an industry. We
define quality companies as those with strong and improving
competitive positions in attractive markets. We also believe important attributes of quality are experienced and talented management teams as well as financial strength reflected
in the capital structure, gross and operating margins, free
cash flow generation and returns on capital employed. Our
valuation analysis includes a range of potential outcomes
based on an assessment of multiple scenarios. In assessing
value, we consider whether security prices fully reflect the balance of the sustainable growth opportunities relative to
business and financial risks.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the one year under review, negative relative performance for Franklin Small-Mid Cap Growth Fund was driven mainly
by stock selection in the information technology (IT),
industrials and financials sectors. In contrast, stock selection and an overweight in the consumer discretionary sector
added to relative returns.
Portfolio Composition
4/30/23
% of Total
Net Assets
Software 11.2%
Hotels, Restaurants & Leisure 7.2%
Health Care Equipment & Supplies 6.2%
Specialty Retail 6.0%
Life Sciences Tools & Services 5.3%
Capital Markets 5.1%
Professional Services 4.8%
Semiconductors & Semiconductor Equipment 4.5%
Biotechnology 2.9%
Oil, Gas & Consumable Fuels 2.8%
Textiles, Apparel & Luxury Goods 2.5%
IT Services 2.3%
Communications Equipment 2.0%
Trading Companies & Distributors 1.9%
Other* 29.1%
Short-Term Investments & Other Net Assets 6.2%
1. The Russell 2500
TM
Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000
®
Index, which represent a
modest amount of the Russell 3000
®
Index’s total market capitalization. The Russell Midcap
®
Index is market capitalization weighted and measures the performance of the approximately 800 smallest companies in the Russell 1000
®
Index, which represent a modest amount of the Russell 1000
®
Index’s total market capitalization.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
46
.

Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
Rising interest rates disproportionately hurt interest-rate-
sensitive growth stocks and took a toll on many companies
in the information technology (IT) sector. Stock selection
in the software industry resulted in weak performers that
included AI (artificial intelligence) computing platform Blaize and payment solutions provider BILL Holdings (formerly
Bill.com Holdings). Conversely, chip designer Lattice
Semiconductor and electronic design automation company
Synopsys were leading contributors in the IT sector.
Lower profit guidance due to an increase in driver incentives pressured the shares of ride-sharing company Lyft in the
industrials sector. In addition to driver retention, other
headwinds included higher gas prices and a spike in
COVID cases earlier in the period impacting rider volumes.
Conversely, real estate data and analytics company CoStar
Group was a top contributor in the industrials sector, helped by a strong rental market.
In the financials sector, we held shares of failed regional
banks SVB Financial Group (former holding company for
Silicon Valley Bank) and First Republic Bank, which we
exited over the period. Elsewhere, several consumer-
oriented companies added to annual relative performance.
Demand trends continue to be strong for nutrition products
company BellRing Brands in the consumer staples sector,
while reaccelerating traffic trends and price increases to
offset inflationary pressures boosted the shares of restaurant chain Chipotle Mexican Grill in the consumer discretionary
sector.
Thank you for your continued participation in Franklin Small-
Mid Cap Growth Fund. We look forward to serving your
future investment needs.
John P. Scandalios, CFA
Lead Portfolio Manager
Michael McCarthy, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/23
Company
Industry
% of Total
Net Assets
a aa
Synopsys, Inc. 3.0%
Software
Chipotle Mexican Grill, Inc. 2.8%
Hotels, Restaurants & Leisure
Lululemon Athletica, Inc. 2.4%
Textiles, Apparel & Luxury Goods
Dexcom, Inc. 2.0%
Health Care Equipment & Supplies
Arista Networks, Inc. 2.0%
Communications Equipment
Fastenal Co. 1.9%
Trading Companies & Distributors
Mettler-Toledo International, Inc. 1.8%
Life Sciences Tools & Services
MSCI, Inc. 1.8%
Capital Markets
Tractor Supply Co. 1.7%
Specialty Retail
IDEXX Laboratories, Inc. 1.7%
Health Care Equipment & Supplies

Performance Summary as of April 30, 2023
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -4.07% -9.36%
5-Year +50.70% +7.33%
10-Year +154.51% +9.17%
Advisor
1-Year -3.81% -3.81%
5-Year +52.56% +8.82%
10-Year +160.96% +10.07%
See page 20 for Performance Summary footnotes.

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
See page 20 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Small-Mid Cap Growth Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger-company stocks, especially over the short term. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with relatively higher price-to-book ratios and higher forecasted growth values. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Long-Term
Capital Gain
A $1.8770
C $1.8770
R $1.8770
R6 $1.8770
Advisor $1.8770
Total Annual Operating Expenses
6
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Small-Mid Cap Growth Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,072.80 $4.52 $1,020.43 $4.41 0.88%
C $1,000 $1,069.20 $8.37 $1,016.71 $8.16 1.63%
R $1,000 $1,071.30 $5.81 $1,019.19 $5.66 1.13%
R6 $1,000 $1,075.00 $2.50 $1,022.38 $2.44 0.49%
Advisor $1,000 $1,074.40 $3.24 $1,021.67 $3.16 0.63%

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.14 $56.25 $39.60 $39.57 $38.58
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.28) (0.26) (0.14) (0.13)
Net realized and unrealized gains (losses) ........... (2.19) (7.76) 20.03 3.59 5.29
Total from investment operations .................... (2.31) (8.04) 19.77 3.45 5.16
Less distributions from:
Net realized gains ............................. (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of year ....................... $39.15 $43.14 $56.25 $39.60 $39.57
Total return
c
................................... (4.98)% (16.57)% 50.64% 8.90% 15.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.95% 0.90% 0.91% 0.95% 0.94%
Expenses net of waiver and payments by affiliates
d
...... 0.94% 0.89% 0.91%
e
0.95%
e
0.94%
e
Net investment (loss) ............................ (0.30)% (0.49)% (0.51)% (0.35)% (0.32)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,765,017 $3,215,834 $4,203,693 $2,883,392 $2,819,007
Portfolio turnover rate ............................ 16.52%
f
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $32.55 $43.87 $31.61 $32.47 $32.67
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.30) (0.54) (0.50) (0.35) (0.35)
Net realized and unrealized gains (losses) ........... (1.71) (5.71) 15.88 2.91 4.32
Total from investment operations .................... (2.01) (6.25) 15.38 2.56 3.97
Less distributions from:
Net realized gains ............................. (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of year ....................... $28.86 $32.55 $43.87 $31.61 $32.47
Total return
c
................................... (5.69)% (17.20)% 49.47% 8.10% 15.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.70% 1.65% 1.66% 1.70% 1.69%
Expenses net of waiver and payments by affiliates
d
...... 1.69% 1.64% 1.66%
e
1.70%
e
1.69%
e
Net investment (loss) ............................ (1.05)% (1.23)% (1.26)% (1.10)% (1.07)%
Supplemental data
Net assets, end of year (000’s) ..................... $119,070 $158,895 $278,804 $216,757 $244,574
Portfolio turnover rate ............................ 16.52%
f
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $40.06 $52.69 $37.32 $37.57 $36.93
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.20) (0.39) (0.36) (0.22) (0.21)
Net realized and unrealized gains (losses) ........... (2.05) (7.17) 18.85 3.39 5.02
Total from investment operations .................... (2.25) (7.56) 18.49 3.17 4.81
Less distributions from:
Net realized gains ............................. (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of year ....................... $36.13 $40.06 $52.69 $37.32 $37.57
Total return .................................... (5.21)% (16.79)% 50.26% 8.64% 15.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.15% 1.15% 1.20% 1.19%
Expenses net of waiver and payments by affiliates
c
...... 1.19% 1.14% 1.15%
d
1.20%
d
1.19%
d
Net investment (loss) ............................ (0.55)% (0.73)% (0.75)% (0.60)% (0.57)%
Supplemental data
Net assets, end of year (000’s) ..................... $22,664 $27,009 $40,396 $31,060 $37,105
Portfolio turnover rate ............................ 16.52%
e
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $48.98 $63.06 $43.97 $43.42 $41.78
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.02 (0.10) (0.10) 0.01 0.01
Net realized and unrealized gains (losses) ........... (2.45) (8.91) 22.31 3.96 5.80
Total from investment operations .................... (2.43) (9.01) 22.21 3.97 5.81
Less distributions from:
Net realized gains ............................. (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of year ....................... $44.87 $48.98 $63.06 $43.97 $43.42
Total return .................................... (4.62)% (16.32)% 51.13% 9.34% 16.26%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.57% 0.57% 0.59% 0.59%
Expenses net of waiver and payments by affiliates
c
...... 0.58% 0.57%
d
0.57%
d
0.59%
d
0.58%
Net investment income (loss) ...................... 0.05% (0.16)% (0.17)% 0.01% 0.04%
Supplemental data
Net assets, end of year (000’s) ..................... $449,119 $461,475 $563,918 $383,208 $418,174
Portfolio turnover rate ............................ 16.52%
e
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Financial Highlights
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $48.07 $62.01 $43.31 $42.87 $41.34
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.15) (0.14) (0.04) (0.03)
Net realized and unrealized gains (losses) ........... (2.41) (8.72) 21.96 3.90 5.73
Total from investment operations .................... (2.43) (8.87) 21.82 3.86 5.70
Less distributions from:
Net realized gains ............................. (1.68) (5.07) (3.12) (3.42) (4.17)
Net asset value, end of year ....................... $43.96 $48.07 $62.01 $43.31 $42.87
Total return .................................... (4.71)% (16.37)% 51.01% 9.20% 16.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.65% 0.66% 0.70% 0.69%
Expenses net of waiver and payments by affiliates
c
...... 0.68% 0.64% 0.66%
d
0.70%
d
0.69%
d
Net investment (loss) ............................ (0.05)% (0.24)% (0.26)% (0.10)% (0.07)%
Supplemental data
Net assets, end of year (000’s) ..................... $325,234 $636,524 $643,449 $467,727 $506,964
Portfolio turnover rate ............................ 16.52%
e
17.20% 17.54% 19.47% 24.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Growth Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.5%
Aerospace & Defense 1.2%
a
Axon Enterprise, Inc. ................................... United States 150,118 $ 31,631,364
a,b,c
Space Exploration Technologies Corp., A .................... United States 142,857 10,999,989
42,631,353
Automobiles 0.6%
a
Tesla, Inc. ........................................... United States 128,015 21,034,145
Beverages 2.6%
Constellation Brands, Inc., A ............................. United States 95,374 21,885,472
a
Monster Beverage Corp. ................................ United States 1,316,200 73,707,200
95,592,672
Biotechnology 0.0%
†
a
Heron Therapeutics, Inc. ................................ United States 551,293 1,317,590
Broadline Retail 5.3%
a
Amazon.com, Inc. ..................................... United States 1,832,386 193,225,104
Capital Markets 4.8%
Ares Management Corp. ................................ United States 246,436 21,585,330
Intercontinental Exchange, Inc. ........................... United States 250,211 27,255,484
MSCI, Inc. ........................................... United States 134,700 64,986,015
S&P Global, Inc. ...................................... United States 174,352 63,216,548
177,043,377
Chemicals 1.9%
Linde plc ............................................ United States 185,449 68,514,133
Commercial Services & Supplies 1.5%
a,b,c
Celonis SE .......................................... Germany 4,619 1,079,626
a,b,c
Celonis SE, D ........................................ Germany 25,571 5,976,862
Republic Services, Inc. ................................. United States 325,579 47,085,235
54,141,723
Electric Utilities 1.0%
NextEra Energy, Inc. ................................... United States 462,062 35,407,811
Financial Services 8.5%
Mastercard, Inc., A .................................... United States 562,080 213,607,263
Visa, Inc., A .......................................... United States 430,262 100,134,875
313,742,138
Food Products 1.1%
a
Freshpet, Inc. ........................................ United States 192,209 13,256,655
Lamb Weston Holdings, Inc. ............................. United States 258,420 28,893,940
42,150,595
Ground Transportation 1.9%
a
Uber Technologies, Inc. ................................. United States 1,192,859 37,038,272
Union Pacific Corp. .................................... United States 170,118 33,292,093
70,330,365
Health Care Equipment & Supplies 2.8%
a
Figs, Inc., A .......................................... United States 1,208,624 8,702,093
a
IDEXX Laboratories, Inc. ................................ United States 52,443 25,810,347
a,b,c
IL MAKIAGE Cosmetics (2013) Ltd. ........................ Israel 37,734 16,934,771
a
Intuitive Surgical, Inc. .................................. United States 172,399 51,930,027
103,377,238
Health Care Providers & Services 3.1%
a
Guardant Health, Inc. .................................. United States 253,022 5,708,176

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 217,301 $ 106,931,649
112,639,825
Health Care Technology 0.5%
a
Veeva Systems, Inc., A ................................. United States 109,736 19,651,523
Hotels, Restaurants & Leisure 2.4%
a
Chipotle Mexican Grill, Inc. .............................. United States 39,696 82,076,243
a,d
Dutch Bros, Inc., A .................................... United States 232,972 7,257,078
89,333,321
Industrial Conglomerates 1.0%
Honeywell International, Inc. ............................. United States 178,869 35,745,181
Interactive Media & Services 6.8%
a
Alphabet, Inc., C ...................................... United States 1,144,821 123,892,528
a
Meta Platforms, Inc., A ................................. United States 520,968 125,199,030
249,091,558
IT Services 0.5%
a,b,c
Canva, Inc. .......................................... Australia 11,829 9,178,870
a
Snowflake, Inc., A ..................................... United States 71,533 10,592,607
19,771,477
Leisure Products 1.9%
a,b,c
Fanatics Holdings, Inc. ................................. United States 1,029,939 71,332,234
Life Sciences Tools & Services 4.6%
Danaher Corp. ....................................... United States 292,404 69,273,432
Thermo Fisher Scientific, Inc. ............................ United States 85,567 47,481,128
West Pharmaceutical Services, Inc. ........................ United States 141,335 51,055,855
167,810,415
Machinery 0.1%
a
Proterra, Inc. ......................................... United States 2,480,674 2,902,389
Pharmaceuticals 3.8%
AstraZeneca plc, ADR .................................. United Kingdom 863,148 63,199,696
Eli Lilly & Co. ........................................ United States 198,153 78,440,847
141,640,543
Professional Services 2.2%
a
CoStar Group, Inc. .................................... United States 663,403 51,048,861
a
Paycom Software, Inc. ................................. United States 43,500 12,631,095
TransUnion .......................................... United States 267,816 18,428,419
82,108,375
Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc. ................................... United States 231,566 41,654,092
ASML Holding NV, NYRS ............................... Netherlands 14,607 9,302,614
a,d
GLOBALFOUNDRIES, Inc. .............................. United States 270,998 15,934,682
Monolithic Power Systems, Inc. ........................... United States 150,900 69,711,273
NVIDIA Corp. ........................................ United States 376,046 104,349,005
240,951,666
Software 18.2%
a
Adobe, Inc. .......................................... United States 91,607 34,587,139
a
Atlassian Corp., A ..................................... United States 92,783 13,700,338
a
BILL Holdings, Inc. .................................... United States 169,882 13,048,636
a,b,c
ClearMotion, Inc. ...................................... United States 6,309,366 732,694

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Confluent, Inc., A ...................................... United States 299,634 $ 6,591,948
a
Crowdstrike Holdings, Inc., A ............................. United States 141,200 16,951,060
Intuit, Inc. ........................................... United States 135,624 60,210,275
Microsoft Corp. ....................................... United States 749,290 230,226,845
a
Monday.com Ltd. ...................................... United States 42,563 5,189,281
Oracle Corp. ......................................... United States 190,822 18,074,660
Roper Technologies, Inc. ................................ United States 103,989 47,292,117
a
Salesforce, Inc. ....................................... United States 83,997 16,662,485
a
ServiceNow, Inc. ...................................... United States 222,123 102,047,749
a
Synopsys, Inc. ....................................... United States 155,992 57,922,949
a
Tyler Technologies, Inc. ................................. United States 53,843 20,408,112
a
Workday, Inc., A ...................................... United States 149,619 27,850,081
671,496,369
Specialized REITs 2.6%
SBA Communications Corp. ............................. United States 360,486 94,047,193
Specialty Retail 1.6%
a
AutoZone, Inc. ....................................... United States 10,586 28,193,800
a
Burlington Stores, Inc. .................................. United States 157,278 30,324,771
58,518,571
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc. .......................................... United States 1,238,359 210,124,755
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., B ......................................... United States 240,502 30,476,413
Total Common Stocks (Cost $1,513,777,960) ....................................
3,516,150,052
Convertible Preferred Stocks 1.0%
Software 1.0%
a,b,c
Databricks, Inc., G .................................... United States 338,280 17,159,867
a,b,c
Lacework, Inc., D ..................................... United States 810,440 13,042,937
a,b,c
OneTrust LLC, C ...................................... United States 517,056 5,218,729
35,421,533
Total Convertible Preferred Stocks (Cost $50,470,099) ...........................
35,421,533
Preferred Stocks 1.1%
Commercial Services & Supplies 0.2%
a,b,c,e
Optoro, Inc., E ....................................... United States 556,026 8,167,495
a
Health Care Providers & Services 0.5%
a,b,c
Tempus Labs, Inc., F ................................... United States 504,854 15,164,614
a,b,c
Tempus Labs, Inc., G .................................. United States 126,131 3,788,676
18,953,290
Software 0.4%
a,b,c
ClearMotion, Inc., A-3 .................................. United States 417,667 60,443
a,b,c
ClearMotion, Inc., A-4 .................................. United States 2,606,463 355,706
a,b,c,e
Talkdesk, Inc., C ...................................... United States 1,753,060 9,955,707
a,b,c
Tanium, Inc., G ....................................... United States 805,800 4,860,798
15,232,654
Total Preferred Stocks (Cost $44,049,689) ......................................
42,353,439

Franklin Strategic Series
Schedule of Investments
Franklin Growth Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
See A bbreviations on page 81 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Proterra, Inc., Escrow Account ........................... United States 382,355 $ —
a,b
Wheels Up Experience, Inc., Escrow Account ................ United States 102,780 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,608,297,748) .............................
3,593,925,024
a
Short Term Investments 3.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 84,915,861 84,915,861
Total Money Market Funds (Cost $84,915,861) ..................................
84,915,861
a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 24,476,348 24,476,348
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $24,476,348) ...........................................................
24,476,348
Total Short Term Investments (Cost $109,392,209 ) ...............................
109,392,209
a
Total Investments (Cost $1,717,689,957) 100.6% ................................
$3,703,317,233
Other Assets, less Liabilities (0.6)% ...........................................
(22,214,138)
Net Assets 100.0% ...........................................................
$3,681,103,095
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2023. See Note 1(d).
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.78 $30.08 $18.85 $21.46 $23.01
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.09) (0.14) (0.18) (0.11) (0.15)
Net realized and unrealized gains (losses) ........... (0.40) (7.89) 14.24 (1.07) 2.86
Total from investment operations .................... (0.49) (8.03) 14.06 (1.18) 2.71
Less distributions from:
Net realized gains ............................. (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of year ....................... $17.19 $17.78 $30.08 $18.85 $21.46
Total return
c
................................... (2.73)% (29.53)% 76.43% (6.25)% 16.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.11% 1.03% 1.03% 1.07% 1.07%
Expenses net of waiver and payments by affiliates
d
...... 1.10% 1.03%
e
1.02% 1.06% 1.06%
Net investment (loss) ............................ (0.54)% (0.54)% (0.69)% (0.51)% (0.68)%
Supplemental data
Net assets, end of year (000’s) ..................... $763,871 $860,536 $1,244,591 $686,791 $713,442
Portfolio turnover rate ............................ 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.37 $22.57 $14.69 $17.15 $19.41
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.15) (0.25) (0.29) (0.21) (0.28)
Net realized and unrealized gains (losses) ........... (0.28) (5.68) 11.00 (0.82) 2.28
Total from investment operations .................... (0.43) (5.93) 10.71 (1.03) 2.00
Less distributions from:
Net realized gains ............................. (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of year ....................... $11.84 $12.37 $22.57 $14.69 $17.15
Total return
c
................................... (3.44)% (30.07)% 75.13% (6.97)% 15.31%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.86% 1.78% 1.78% 1.82% 1.82%
Expenses net of waiver and payments by affiliates
d
...... 1.84% 1.78%
e
1.77% 1.81% 1.81%
Net investment (loss) ............................ (1.28)% (1.31)% (1.43)% (1.26)% (1.43)%
Supplemental data
Net assets, end of year (000’s) ..................... $20,551 $32,755 $86,394 $66,269 $90,513
Portfolio turnover rate ............................ 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.10 $27.76 $17.58 $20.15 $21.93
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.12) (0.19) (0.23) (0.15) (0.20)
Net realized and unrealized gains (losses) ........... (0.36) (7.20) 13.24 (0.99) 2.68
Total from investment operations .................... (0.48) (7.39) 13.01 (1.14) 2.48
Less distributions from:
Net realized gains ............................. (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of year ....................... $15.52 $16.10 $27.76 $17.58 $20.15
Total return .................................... (2.95)% (29.71)% 75.96% (6.47)% 15.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.28% 1.28% 1.32% 1.32%
Expenses net of waiver and payments by affiliates
c
...... 1.35% 1.28%
d
1.27% 1.31% 1.31%
Net investment (loss) ............................ (0.79)% (0.79)% (0.93)% (0.76)% (0.93)%
Supplemental data
Net assets, end of year (000’s) ..................... $39,777 $50,324 $79,314 $54,369 $74,634
Portfolio turnover rate ............................ 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.73 $34.14 $21.07 $23.73 $24.88
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.02) (0.04) (0.09) (0.02) (0.07)
Net realized and unrealized gains (losses) ........... (0.46) (9.10) 15.99 (1.21) 3.18
Total from investment operations .................... (0.48) (9.14) 15.90 (1.23) 3.11
Less distributions from:
Net realized gains ............................. (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of year ....................... $20.15 $20.73 $34.14 $21.07 $23.73
Total return .................................... (2.29)% (29.26)% 77.13% (5.86)% 16.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.65% 0.65% 0.67% 0.67%
Expenses net of waiver and payments by affiliates
c
...... 0.66% 0.64% 0.64% 0.64% 0.64%
Net investment (loss) ............................ (0.10)% (0.15)% (0.31)% (0.09)% (0.26)%
Supplemental data
Net assets, end of year (000’s) ..................... $1,345,064 $1,529,170 $2,149,795 $1,136,759 $1,084,442
Portfolio turnover rate ............................ 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.19 $33.43 $20.70 $23.37 $24.61
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.05) (0.08) (0.13) (0.06) (0.10)
Net realized and unrealized gains (losses) ........... (0.45) (8.89) 15.69 (1.18) 3.12
Total from investment operations .................... (0.50) (8.97) 15.56 (1.24) 3.02
Less distributions from:
Net realized gains ............................. (0.10) (4.27) (2.83) (1.43) (4.26)
Net asset value, end of year ....................... $19.59 $20.19 $33.43 $20.70 $23.37
Total return .................................... (2.50)% (29.34)% 76.86% (5.99)% 16.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.86% 0.78% 0.78% 0.82% 0.82%
Expenses net of waiver and payments by affiliates
c
...... 0.85% 0.77% 0.77% 0.81% 0.81%
Net investment (loss) ............................ (0.29)% (0.29)% (0.44)% (0.26)% (0.43)%
Supplemental data
Net assets, end of year (000’s) ..................... $341,973 $433,191 $739,985 $428,155 $725,622
Portfolio turnover rate ............................ 16.86% 30.88% 47.80% 35.29% 42.10%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.8%
Aerospace & Defense 5.3%
a
AAR Corp. .......................................... United States 815,100 $ 43,020,978
a
Axon Enterprise, Inc. ................................... United States 92,200 19,427,462
BWX Technologies, Inc. ................................ United States 782,100 50,508,019
a
Kratos Defense & Security Solutions, Inc. ................... United States 1,582,464 20,413,786
133,370,245
Banks 1.6%
Pinnacle Financial Partners, Inc. .......................... United States 429,904 23,313,694
b
Western Alliance Bancorp ............................... United States 460,400 17,090,048
40,403,742
Biotechnology 7.8%
a
Alector, Inc. .......................................... United States 581,300 3,836,580
a
Arcutis Biotherapeutics, Inc. ............................. United States 358,400 4,960,256
a
Ascendis Pharma A/S, ADR ............................. Denmark 217,200 15,195,312
a
Chinook Therapeutics, Inc. .............................. United States 410,500 8,214,105
a
Cullinan Oncology, Inc. ................................. United States 427,500 4,159,575
a
Cytokinetics, Inc. ...................................... United States 321,000 12,005,400
a
Day One Biopharmaceuticals, Inc. ......................... United States 885,622 10,981,713
a
Dyne Therapeutics, Inc. ................................ United States 736,500 7,630,140
a
Heron Therapeutics, Inc. ................................ United States 1,797,608 4,296,283
a
Insmed, Inc. ......................................... United States 1,099,600 21,442,200
a
IVERIC bio, Inc. ...................................... United States 383,600 12,616,604
a
Karuna Therapeutics, Inc. ............................... United States 71,700 14,228,148
a
Kura Oncology, Inc. .................................... United States 571,700 5,568,358
a
Merus NV ........................................... Netherlands 312,800 5,999,504
a
Mirati Therapeutics, Inc. ................................ United States 214,900 9,522,219
a
PTC Therapeutics, Inc. ................................. United States 735,500 40,555,470
a
Sutro Biopharma, Inc. .................................. United States 968,449 4,125,592
a
Twist Bioscience Corp. ................................. United States 119,862 1,495,878
a
Vaxcyte, Inc. ......................................... United States 204,100 8,741,603
195,574,940
Building Products 1.1%
a
Masonite International Corp. ............................. United States 300,200 27,441,282
Capital Markets 3.2%
Bridge Investment Group Holdings, Inc., A ................... United States 1,410,600 14,091,894
Evercore, Inc., A ...................................... United States 239,800 27,353,986
Houlihan Lokey, Inc. ................................... United States 435,600 39,805,128
81,251,008
Communications Equipment 0.7%
a
Viavi Solutions, Inc. .................................... United States 1,924,500 17,243,520
Construction & Engineering 3.0%
Arcosa, Inc. ......................................... United States 685,200 46,278,408
Granite Construction, Inc. ............................... United States 772,843 29,468,504
75,746,912
Consumer Staples Distribution & Retail 1.9%
a
Performance Food Group Co. ............................ United States 764,400 47,920,236
Diversified Consumer Services 0.6%
a
Nerdy, Inc. .......................................... United States 3,825,800 15,188,426
Electronic Equipment, Instruments & Components 1.2%
Vontier Corp. ......................................... United States 1,091,200 29,604,256

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 1.4%
Liberty Energy, Inc., A .................................. United States 2,822,200 $ 36,152,382
Financial Services 4.5%
a
Flywire Corp. ........................................ United States 1,431,010 41,742,562
a
Marqeta, Inc., A ....................................... United States 949,403 3,845,082
a,c
Paymentus Holdings, Inc., A ............................. United States 2,195,300 18,067,319
a
Repay Holdings Corp. .................................. United States 1,395,637 8,750,644
a
Shift4 Payments, Inc., A ................................ United States 587,900 39,841,983
112,247,590
Food Products 4.2%
a
Freshpet, Inc. ........................................ United States 414,800 28,608,756
a
Hostess Brands, Inc. ................................... United States 784,174 20,200,322
a
Nomad Foods Ltd. .................................... United Kingdom 942,100 17,711,480
a
Simply Good Foods Co. (The) ............................ United States 1,055,300 38,381,261
104,901,819
Health Care Equipment & Supplies 6.7%
a
Figs, Inc., A .......................................... United States 957,700 6,895,440
a
Haemonetics Corp. .................................... United States 485,600 40,649,576
a
Inari Medical, Inc. ..................................... United States 184,700 12,267,774
a
Inspire Medical Systems, Inc. ............................ United States 168,144 45,000,379
a
Integer Holdings Corp. ................................. United States 434,900 35,814,015
a
Neogen Corp. ........................................ United States 565,932 9,745,349
a
Nevro Corp. ......................................... United States 348,300 10,194,741
a
Pulmonx Corp. ....................................... United States 647,016 7,602,438
168,169,712
Health Care Providers & Services 4.2%
a
HealthEquity, Inc. ..................................... United States 694,416 37,116,535
a
Hims & Hers Health, Inc. ................................ United States 1,606,947 18,624,516
a
NeoGenomics, Inc. .................................... United States 1,270,400 18,573,248
a
Privia Health Group, Inc. ................................ United States 1,090,200 30,122,226
104,436,525
Health Care Technology 2.5%
a
Certara, Inc. ......................................... United States 1,122,500 27,130,825
a
Phreesia, Inc. ........................................ United States 1,103,182 34,904,679
62,035,504
Hotel & Resort REITs 0.7%
Pebblebrook Hotel Trust ................................ United States 1,174,800 16,717,404
Hotels, Restaurants & Leisure 5.6%
a
Portillo's, Inc., A ...................................... United States 920,700 19,905,534
Red Rock Resorts, Inc., A ............................... United States 903,600 44,095,680
Texas Roadhouse, Inc. ................................. United States 388,900 43,020,118
Wingstop, Inc. ........................................ United States 163,013 32,620,531
139,641,863
Household Durables 3.7%
a
M/I Homes, Inc. ....................................... United States 549,546 37,171,291
a
Sonos, Inc. .......................................... United States 874,600 18,489,044
a
Tri Pointe Homes, Inc. .................................. United States 1,303,000 37,370,040
93,030,375

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial REITs 1.4%
Rexford Industrial Realty, Inc. ............................ United States 616,400 $ 34,376,628
IT Services 0.4%
a
BigCommerce Holdings, Inc., 1 ........................... United States 1,260,100 9,312,139
Life Sciences Tools & Services 0.1%
a
CryoPort, Inc. ........................................ United States 156,600 3,294,864
Machinery 2.4%
Kennametal, Inc. ...................................... United States 920,700 23,901,372
a
Proterra, Inc. ......................................... United States 4,726,443 5,529,938
a
RBC Bearings, Inc. .................................... United States 141,700 32,167,317
61,598,627
Media 1.0%
New York Times Co. (The), A ............................. United States 662,156 26,320,701
Oil, Gas & Consumable Fuels 1.6%
Matador Resources Co. ................................ United States 796,100 39,032,783
Passenger Airlines 1.9%
a
Allegiant Travel Co. .................................... United States 448,448 46,598,232
a
Wheels Up Experience, Inc. ............................. United States 1,123,619 519,674
a,d
Wheels Up Experience, Inc. ............................. United States 1,328,630 614,491
47,732,397
Personal Care Products 1.7%
a
BellRing Brands, Inc. ................................... United States 1,163,300 41,867,167
Pharmaceuticals 3.4%
a
Cymabay Therapeutics, Inc. ............................. United States 662,700 7,130,652
a,b,c
EyePoint Pharmaceuticals, Inc. ........................... United States 1,957,100 12,290,588
a
Intra-Cellular Therapies, Inc. ............................. United States 339,400 21,093,710
a
Pliant Therapeutics, Inc. ................................ United States 521,100 14,721,075
a
Revance Therapeutics, Inc. .............................. United States 963,592 30,671,133
85,907,158
Professional Services 2.4%
a
Legalzoom.com, Inc. ................................... United States 2,471,080 23,178,730
a
Paycor HCM, Inc. ..................................... United States 1,616,200 37,980,700
61,159,430
Semiconductors & Semiconductor Equipment 5.0%
a
Lattice Semiconductor Corp. ............................. United States 579,400 46,178,180
a
Onto Innovation, Inc. ................................... United States 453,209 36,700,865
a
Silicon Laboratories, Inc. ................................ United States 62,600 8,720,180
a
SiTime Corp. ......................................... United States 312,212 33,865,636
125,464,861
Software 6.4%
a
Alkami Technology, Inc. ................................. United States 513,250 6,153,868
a
Alteryx, Inc., A ........................................ United States 293,900 12,088,107
a
AvePoint, Inc. ........................................ United States 1,771,700 7,689,178
a,d,e
ClearMotion, Inc. ...................................... United States 3,698,772 429,531
a
CS Disco, Inc. ........................................ United States 2,102,613 12,363,364
a
Envestnet, Inc. ....................................... United States 289,622 18,356,242
a
Freshworks, Inc., A .................................... United States 1,529,300 20,431,448
a
Gitlab, Inc., A ........................................ United States 798,400 24,239,424
a
LiveRamp Holdings, Inc. ................................ United States 1,000,500 24,102,045

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. ...................................... United States 254,900 $ 31,077,408
a
Q2 Holdings, Inc. ..................................... United States 204,600 5,037,252
161,967,867
Specialty Retail 5.0%
American Eagle Outfitters, Inc. ........................... United States 1,677,400 22,460,386
a
Boot Barn Holdings, Inc. ................................ United States 478,660 34,688,490
a
Five Below, Inc. ....................................... United States 188,400 37,182,624
Lithia Motors, Inc., A ................................... United States 44,726 9,879,526
a
MYT Netherlands Parent BV, ADR ......................... Germany 511,104 2,509,521
a
Petco Health & Wellness Co., Inc. ......................... United States 1,942,500 19,347,300
126,067,847
Textiles, Apparel & Luxury Goods 1.1%
a,b
Rent the Runway, Inc., A ................................ United States 1,176,558 3,070,816
Steven Madden Ltd. ................................... United States 720,950 25,262,088
28,332,904
Trading Companies & Distributors 2.1%
a
Beacon Roofing Supply, Inc. ............................. United States 451,000 27,141,180
a
Univar Solutions, Inc. .................................. United States 705,432 25,042,836
52,184,016
Total Common Stocks (Cost $2,208,992,125) ....................................
2,405,697,130
Convertible Preferred Stocks 2.1%
Diversified Consumer Services 0.5%
a,d,e
Newsela, Inc., D ...................................... United States 709,046 12,019,999
a
Software 1.3%
a,c,d,e
Benchling, Inc., F ..................................... United States 382,306 5,803,206
a,d,e
Checkr, Inc., E ....................................... United States 1,388,889 20,854,127
a,d,e
OneTrust LLC, A ...................................... United States 625,361 6,311,869
a,d,e
OneTrust LLC, A-1 .................................... United States 56,457 569,829
33,539,031
Specialty Retail 0.3%
a,c,d,e
1661, Inc., F ......................................... United States 3,436,485 6,545,566
a
Total Convertible Preferred Stocks (Cost $80,000,001) ...........................
52,104,596
Preferred Stocks 0.7%
Automobile Components 0.2%
a,d,e
Tula eTechnology, Inc. .................................. United States 361,111 —
a,d,e
Tula eTechnology, Inc., E ............................... United States 3,611,111 6,232,998
6,232,998
Commercial Services & Supplies 0.3%
a,c,d,e
Optoro, Inc., E ....................................... United States 554,878 8,150,632
a
Software 0.2%
a,d,e
ClearMotion, Inc., A-3 .................................. United States 1,037,942 150,206
a,d,e
ClearMotion, Inc., A-4 .................................. United States 6,477,294 883,963
a,d,e
Smule, Inc. .......................................... United States 162,712 2,274,314
a,d,e
Smule, Inc., 144A, G ................................... United States 1,542,673 1,309,862

Franklin Strategic Series
Schedule of Investments
Franklin Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
See Abbreviations on page 81 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Software (continued)
a,d,e
Smule, Inc., 144A, H ................................... United States 352,675 $ 353,990
4,972,335
Total Preferred Stocks (Cost $32,909,382) ......................................
19,355,965
Escrows and Litigation Trusts 0.0%
a,e
Proterra, Inc., Escrow Account ........................... United States 344,921 —
a,e
Wheels Up Experience, Inc., Escrow Account ................ United States 88,098 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,321,901,508) .............................
2,477,157,691
a
Short Term Investments 1.8%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 32,742,362 32,742,362
Total Money Market Funds (Cost $32,742,362) ..................................
32,742,362
a a a
h
Investments from Cash Collateral Received for
Loaned Securities 0.5%
Money Market Funds 0.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 12,159,690 12,159,690
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $12,159,690) ...........................................................
12,159,690
Total Short Term Investments (Cost $44,902,052 ) ................................
44,902,052
a
Total Investments (Cost $2,366,803,560) 100.4% ................................
$2,522,059,743
Other Assets, less Liabilities (0.4)% ...........................................
(10,824,804)
Net Assets 100.0% ...........................................................
$2,511,234,939
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2023. See Note 1(d).
c
See Note 8 regarding holdings of 5% voting securities.
d
See Note 7 regarding restricted securities.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(d) regarding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.07 $49.66 $32.15 $37.17 $36.07
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.05) (0.25) (0.24) (0.07) (0.09)
Net realized and unrealized gains (losses) ........... (1.39) (9.42) 21.89 1.24 5.33
Total from investment operations .................... (1.44) (9.67) 21.65 1.17 5.24
Less distributions from:
Net realized gains ............................. (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of year ....................... $29.75 $33.07 $49.66 $32.15 $37.17
Total return
c
................................... (4.07)% (22.83)% 68.37% 2.97% 17.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.85% 0.86% 0.88% 0.88%
Expenses net of waiver and payments by affiliates
d
...... 0.88% 0.84% 0.85% 0.87% 0.87%
Net investment (loss) ............................ (0.17)% (0.54)% (0.54)% (0.21)% (0.25)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,578,199 $3,019,703 $4,217,167 $2,515,801 $2,684,131
Portfolio turnover rate ............................ 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.20 $27.98 $19.41 $24.98 $25.84
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.13) (0.32) (0.33) (0.22) (0.26)
Net realized and unrealized gains (losses) ........... (0.74) (4.54) 13.04 0.84 3.54
Total from investment operations .................... (0.87) (4.86) 12.71 0.62 3.28
Less distributions from:
Net realized gains ............................. (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of year ....................... $13.45 $16.20 $27.98 $19.41 $24.98
Total return
c
................................... (4.76)% (23.43)% 67.11% 2.14% 16.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.65% 1.60% 1.61% 1.63% 1.63%
Expenses net of waiver and payments by affiliates
d
...... 1.63% 1.59% 1.60% 1.62% 1.62%
Net investment (loss) ............................ (0.92)% (1.29)% (1.28)% (0.96)% (1.00)%
Supplemental data
Net assets, end of year (000’s) ..................... $82,982 $110,596 $198,713 $138,940 $173,334
Portfolio turnover rate ............................ 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.11 $43.32 $28.45 $33.66 $33.15
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.11) (0.32) (0.30) (0.14) (0.16)
Net realized and unrealized gains (losses) ........... (1.19) (7.97) 19.31 1.12 4.81
Total from investment operations .................... (1.30) (8.29) 19.01 0.98 4.65
Less distributions from:
Net realized gains ............................. (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of year ....................... $24.93 $28.11 $43.32 $28.45 $33.66
Total return .................................... (4.30)% (23.00)% 67.96% 2.69% 17.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.10% 1.10% 1.12% 1.12%
Expenses net of waiver and payments by affiliates
c
...... 1.13% 1.09% 1.09% 1.11% 1.11%
Net investment (loss) ............................ (0.42)% (0.79)% (0.78)% (0.45)% (0.49)%
Supplemental data
Net assets, end of year (000’s) ..................... $34,371 $38,761 $60,264 $40,997 $50,721
Portfolio turnover rate ............................ 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $39.84 $58.24 $37.12 $41.83 $39.91
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.08 (0.10) (0.10) 0.07 0.05
Net realized and unrealized gains (losses) ........... (1.65) (11.38) 25.36 1.41 6.01
Total from investment operations .................... (1.57) (11.48) 25.26 1.48 6.06
Less distributions from:
Net realized gains ............................. (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of year ....................... $36.39 $39.84 $58.24 $37.12 $41.83
Total return .................................... (3.70)% (22.57)% 68.95% 3.40% 17.82%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.51% 0.51% 0.52% 0.52%
Expenses net of waiver and payments by affiliates
c
...... 0.49% 0.50% 0.49% 0.48% 0.49%
Net investment income (loss) ...................... 0.23% (0.19)% (0.19)% 0.18% 0.13%
Supplemental data
Net assets, end of year (000’s) ..................... $451,447 $540,509 $648,078 $224,341 $259,053
Portfolio turnover rate ............................ 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $38.68 $56.79 $36.30 $41.09 $39.33
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.03 (0.15) (0.14) 0.02 0.01
Net realized and unrealized gains (losses) ........... (1.61) (11.04) 24.77 1.38 5.89
Total from investment operations .................... (1.58) (11.19) 24.63 1.40 5.90
Less distributions from:
Net realized gains ............................. (1.88) (6.92) (4.14) (6.19) (4.14)
Net asset value, end of year ....................... $35.22 $38.68 $56.79 $36.30 $41.09
Total return .................................... (3.81)% (22.65)% 68.77% 3.26% 17.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.60% 0.61% 0.63% 0.63%
Expenses net of waiver and payments by affiliates
c
...... 0.63% 0.59% 0.60% 0.62% 0.62%
Net investment income (loss) ...................... 0.08% (0.28)% (0.29)% 0.04% —%
d
Supplemental data
Net assets, end of year (000’s) ..................... $469,050 $532,573 $552,987 $302,329 $355,141
Portfolio turnover rate ............................ 27.75% 48.89% 53.69% 52.98% 54.28%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Small-Mid Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.7%
Aerospace & Defense 1.7%
TransDigm Group, Inc. ................................. United States 80,400 $ 61,506,000
Automobile Components 0.0%
†
a
Mobileye Global, Inc., A ................................. Israel 20,700 779,148
Beverages 0.9%
Brown-Forman Corp., B ................................ United States 503,600 32,779,324
Biotechnology 2.9%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 135,600 27,011,520
a
Incyte Corp. ......................................... United States 162,500 12,091,625
a
Neurocrine Biosciences, Inc. ............................. United States 137,900 13,933,416
a
PTC Therapeutics, Inc. ................................. United States 512,900 28,281,306
a
Seagen, Inc. ......................................... United States 124,900 24,980,000
106,297,867
Building Products 1.6%
Trane Technologies plc ................................. United States 312,100 57,991,301
Capital Markets 5.1%
Ares Management Corp. ................................ United States 624,400 54,691,196
LPL Financial Holdings, Inc. ............................. United States 143,500 29,968,540
MSCI, Inc. ........................................... United States 132,400 63,876,380
Nasdaq, Inc. ......................................... United States 164,400 9,102,828
Tradeweb Markets, Inc., A ............................... United States 389,300 27,410,613
185,049,557
Chemicals 0.6%
Albemarle Corp. ...................................... United States 106,600 19,770,036
Commercial Services & Supplies 1.4%
Republic Services, Inc. ................................. United States 352,300 50,949,626
Communications Equipment 2.0%
a
Arista Networks, Inc. ................................... United States 448,100 71,767,696
Containers & Packaging 1.0%
Avery Dennison Corp. .................................. United States 205,700 35,890,536
Electrical Equipment 1.4%
AMETEK, Inc. ........................................ United States 142,300 19,627,439
Rockwell Automation, Inc. ............................... United States 112,300 31,826,943
51,454,382
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., A .................................... United States 47,700 3,599,919
a
Zebra Technologies Corp., A ............................. United States 130,700 37,645,521
41,245,440
Energy Equipment & Services 0.3%
Halliburton Co. ....................................... United States 371,700 12,173,175
Entertainment 0.6%
a
ROBLOX Corp., A ..................................... United States 604,800 21,530,880
Financial Services 1.1%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 17,200 27,640,357
a
Toast, Inc., A ......................................... United States 740,500 13,477,100
41,117,457

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.6%
a
Freshpet, Inc. ........................................ United States 310,900 $ 21,442,773
Ground Transportation 1.6%
Old Dominion Freight Line, Inc. ........................... United States 180,750 57,910,493
Health Care Equipment & Supplies 6.2%
a
Dexcom, Inc. ......................................... United States 607,056 73,660,175
a
IDEXX Laboratories, Inc. ................................ United States 125,200 61,618,432
a
Inari Medical, Inc. ..................................... United States 324,200 21,533,364
a
Insulet Corp. ......................................... United States 144,700 46,020,388
a
Penumbra, Inc. ....................................... United States 80,800 22,956,896
225,789,255
Health Care Providers & Services 0.5%
a
HealthEquity, Inc. ..................................... United States 355,600 19,006,820
Health Care Technology 1.9%
a
Certara, Inc. ......................................... United States 551,900 13,339,423
a
Veeva Systems, Inc., A ................................. United States 304,600 54,547,768
67,887,191
Hotels, Restaurants & Leisure 7.2%
a
Chipotle Mexican Grill, Inc. .............................. United States 49,000 101,313,380
Darden Restaurants, Inc. ............................... United States 310,700 47,204,651
a
DoorDash, Inc., A ..................................... United States 184,600 11,295,674
a
Expedia Group, Inc. ................................... United States 426,800 40,102,128
Vail Resorts, Inc. ...................................... United States 135,500 32,590,460
a
Wynn Resorts Ltd. .................................... United States 238,900 27,301,492
259,807,785
Household Durables 1.6%
a
NVR, Inc. ........................................... United States 10,000 58,400,000
Industrial REITs 0.8%
Terreno Realty Corp. ................................... United States 449,800 27,703,182
Interactive Media & Services 1.8%
a
Match Group, Inc. ..................................... United States 945,759 34,898,507
a
Pinterest, Inc., A ...................................... United States 1,256,100 28,890,300
63,788,807
IT Services 2.3%
a
Cloudflare, Inc., A ..................................... United States 605,300 28,479,365
a
MongoDB, Inc. ....................................... United States 119,900 28,771,204
a
Shopify, Inc., A ....................................... Canada 526,800 25,523,460
82,774,029
Leisure Products 1.5%
a,c,d
Fanatics Holdings, Inc. ................................. United States 793,714 54,971,598
Life Sciences Tools & Services 5.3%
a
10X Genomics, Inc., A .................................. United States 449,600 23,572,528
Agilent Technologies, Inc. ............................... United States 328,200 44,448,126
a
Mettler-Toledo International, Inc. .......................... United States 42,900 63,985,350
West Pharmaceutical Services, Inc. ........................ United States 165,000 59,604,600
191,610,604
Machinery 1.0%
IDEX Corp. .......................................... United States 149,500 30,844,840

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
a
Proterra, Inc. ......................................... United States 2,874,055 $ 3,362,644
34,207,484
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc. .................................. United States 184,000 28,152,000
Coterra Energy, Inc. ................................... United States 787,300 20,154,880
Hess Corp. .......................................... United States 231,400 33,566,884
Targa Resources Corp. ................................. United States 257,700 19,464,081
101,337,845
Passenger Airlines 1.4%
a
Delta Air Lines, Inc. .................................... United States 1,512,500 51,893,875
Personal Care Products 1.1%
a
BellRing Brands, Inc. ................................... United States 1,052,900 37,893,871
Pharmaceuticals 1.5%
a
Catalent, Inc. ........................................ United States 541,200 27,124,944
a
Jazz Pharmaceuticals plc ............................... United States 194,100 27,265,227
54,390,171
Professional Services 4.8%
a
CoStar Group, Inc. .................................... United States 405,200 31,180,140
Paychex, Inc. ........................................ United States 554,800 60,950,328
a
Paylocity Holding Corp. ................................. United States 193,364 37,375,328
TransUnion .......................................... United States 648,100 44,595,761
174,101,557
Residential REITs 1.0%
Equity LifeStyle Properties, Inc. ........................... United States 504,100 34,732,490
Semiconductors & Semiconductor Equipment 4.4%
a
Enphase Energy, Inc. .................................. United States 122,900 20,180,180
KLA Corp. ........................................... United States 33,600 12,987,744
a
Lattice Semiconductor Corp. ............................. United States 504,114 40,177,886
Monolithic Power Systems, Inc. ........................... United States 103,100 47,629,107
a
SiTime Corp. ......................................... United States 235,214 25,513,662
a
Wolfspeed, Inc. ....................................... United States 235,100 10,943,905
157,432,484
Software 10.4%
a
Alkami Technology, Inc. ................................. United States 1,110,200 13,311,298
a
ANSYS, Inc. ......................................... United States 160,900 50,509,728
a
Arteris, Inc. .......................................... United States 1,319,600 4,908,912
a
Atlassian Corp., A ..................................... United States 160,800 23,743,728
a
BILL Holdings, Inc. .................................... United States 243,433 18,698,089
a
Crowdstrike Holdings, Inc., A ............................. United States 415,500 49,880,775
a
Datadog, Inc., A ...................................... United States 282,400 19,028,112
a
Fair Isaac Corp. ...................................... United States 39,400 28,681,230
a
Monday.com Ltd. ...................................... United States 135,400 16,507,968
a
Palo Alto Networks, Inc. ................................ United States 144,000 26,274,240
a
Synopsys, Inc. ....................................... United States 297,000 110,282,040
a
Workday, Inc., A ...................................... United States 77,900 14,500,306
376,326,426
Specialized REITs 0.9%
SBA Communications Corp. ............................. United States 122,000 31,828,580

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 6.0%
a
AutoZone, Inc. ....................................... United States 21,100 $ 56,195,841
a
Burlington Stores, Inc. .................................. United States 228,600 44,076,366
a
Five Below, Inc. ....................................... United States 201,200 39,708,832
a
Petco Health & Wellness Co., Inc. ......................... United States 1,391,400 13,858,344
Tractor Supply Co. .................................... United States 265,400 63,271,360
217,110,743
Textiles, Apparel & Luxury Goods 2.5%
Levi Strauss & Co., A .................................. United States 213,300 3,084,318
a
Lululemon Athletica, Inc. ................................ United States 229,200 87,079,956
90,164,274
Trading Companies & Distributors 1.9%
Fastenal Co. ......................................... United States 1,263,800 68,042,992
Total Common Stocks (Cost $2,627,580,770) ....................................
3,350,857,754
Convertible Preferred Stocks 1.1%
Diversified Consumer Services 0.2%
a,c,d
Newsela, Inc., D ...................................... United States 423,782 7,184,103
a
Semiconductors & Semiconductor Equipment 0.1%
a,c,d,e
Phononic Devices, Inc., F ............................... United States 2,970,061 2,020,235
a
Software 0.8%
a,c,d,e
Benchling, Inc., F ..................................... United States 347,106 5,268,888
a,c,d,e
Blaize, Inc., D ........................................ United States 1,948,384 3,051,900
a,c,d,e
Blaize, Inc., D-2 ...................................... United States 1,467,659 1,094,514
a,c,d
Databricks, Inc., G .................................... United States 227,829 11,557,040
a,c,d
OneTrust LLC, C ...................................... United States 767,526 7,746,763
28,719,105
Total Convertible Preferred Stocks (Cost $83,781,543) ...........................
37,923,443
Preferred Stocks 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,e
Phononic Devices, Inc., G-2 ............................. United States 513,050 771,484
a,c,d,e
Phononic, Inc. ........................................ United States 117,763 563,212
1,334,696
Total Preferred Stocks (Cost $460,692) .........................................
1,334,696
Warrants
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,c,d,e
Phononic, Inc., H, 10/17/27 .............................. United States 47,104 60,114
Software 0.0%
a,c,d,e
Blaize, Inc., 9/19/25 ................................... United States 146,765 —
a,c,d,e
Blaize, Inc., 12/09/25 ................................... United States 1 —
a,c,d,e
Blaize, Inc., D, 2/28/24 ................................. United States 260,815 —
—
Total Warrants (Cost $44,091) .................................................
60,114

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.0%
†
Software 0.0%
†
c,d,e
Blaize, Inc. , 10% , 12/09/24 .............................. United States 570,121 $ 570,178
Total Corporate Bonds (Cost $570,121) ........................................
570,178
f
Senior Floating Rate Interests 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
c,d,e,g
Phononic, Inc. , Advance Term Loan , 12% , PIK, 6/30/25 ......... United States 775,689 625,802
Total Senior Floating Rate Interests (Cost $722,182) .............................
625,802
Shares
a
Escrows and Litigation Trusts 0.0%
a,c
Proterra, Inc., Escrow Account ........................... United States 134,477 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $2,713,159,399) .............................
3,391,371,987
a
Short Term Investments 6.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.0%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 180,826,526 180,826,526
Total Money Market Funds (Cost $180,826,526) .................................
180,826,526
Principal
Amount
*
a a a
Repurchase Agreements 1.1%
j
Joint Repurchase Agreement, 4.693%, 5/01/23 (Maturity Value
$39,951,390)
BNP Paribas Securities Corp. (Maturity Value $20,146,687)
Deutsche Bank Securities, Inc. (Maturity Value $7,717,010)
HSBC Securities (USA), Inc. (Maturity Value $12,087,693)
Collateralized by U.S. Government and Agency Securities, 2%
- 5.5%, 9/6/24 - 10/15/57; U.S. Treasury Bonds, Index Linked,
2% - 2.38%, 1/15/25 - 1/15/26; and U.S. Treasury Notes, 0.38%,
7/31/27 (valued at $40,756,543) ......................... 39,935,771 39,935,771
Total Repurchase Agreements (Cost $39,935,771) ...............................
39,935,771
Total Short Term Investments (Cost $220,762,297 ) ...............................
220,762,297
a
Total Investments (Cost $2,933,921,696) 99.9% ..................................
$3,612,134,284
Other Assets, less Liabilities 0.1% .............................................
3,915,838
Net Assets 100.0% ...........................................................
$3,616,050,122

Franklin Strategic Series
Schedule of Investments
Franklin Small-Mid Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
See Abbreviations on page 81 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the value of this security was
$27,640,357, representing 0.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 8 regarding holdings of 5% voting securities.
f
See Note 1(e) regarding senior floating rate interests.
g
Income may be received in additional securities and/or cash.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(c) regarding joint repurchase agreement.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $1,585,837,201 $2,208,517,325 $2,665,067,228
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................. 131,852,756 158,286,235 228,918,697
Cost - Unaffiliated repurchase agreements .................... — — 39,935,771
Value - Unaffiliated issuers (Includes securities loaned of $22,746,815,
$11,663,982 and $—, respectively) .......................... $3,575,801,822 $2,426,300,380 $3,377,345,660
Value - Non-controlled affiliates (Note 3 f and 8 ) ................. 127,515,411 95,759,363 194,852,853
Value - Unaffiliated repurchase agreements .................... — — 39,935,771
Cash .................................................. 56,887 65,786 307,667
Receivables:
Investment securities sold ................................. 4,948,891 11,021,374 16,475,146
Capital shares sold ...................................... 3,007,932 1,914,113 1,545,405
Dividends and interest ................................... 609,432 72,598 996,831
Total assets ........................................ 3,711,940,375 2,535,133,614 3,631,459,333
Liabilities:
Payables:
Investment securities purchased ............................ — 7,162,419 8,747,426
Capital shares redeemed ................................. 2,789,197 2,234,987 2,962,439
Management fees ....................................... 1,622,810 1,298,623 1,332,428
Distribution fees ........................................ 668,220 190,601 619,333
Transfer agent fees ...................................... 1,019,834 638,925 1,449,211
Trustees' fees and expenses ............................... 8 10 52
Payable upon return of securities loaned (Note 1 d ) ................ 24,476,348 12,159,690 —
Accrued expenses and other liabilities ......................... 260,863 213,420 298,322
Total liabilities ....................................... 30,837,280 23,898,675 15,409,211
Net assets, at value ............................... $3,681,103,095 $2,511,234,939 $3,616,050,122
Net assets consist of:
Paid-in capital ........................................... $1,682,507,877 $2,401,810,777 $3,395,524,026
Total distributable earnings (losses) ........................... 1,998,595,218 109,424,162 220,526,096
Net assets, at value ............................... $3,681,103,095 $2,511,234,939 $3,616,050,122

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A:
Net assets, at value ..................................... $2,765,017,388 $763,870,662 $2,578,199,140
Shares outstanding ...................................... 70,620,010 44,434,052 86,656,136
Net asset value per share
a
................................ $39.15 $17.19 $29.75
Maximum offering price per share (net asset value per share ÷
94.50% ) .............................................. $41.43 $18.19 $31.48
Class C:
Net assets, at value ..................................... $119,069,177 $20,550,654 $82,982,488
Shares outstanding ...................................... 4,125,200 1,735,380 6,168,870
Net asset value and maximum offering price per share
a
........... $28.86 $11.84 $13.45
Class R:
Net assets, at value ..................................... $22,664,009 $39,777,145 $34,370,989
Shares outstanding ...................................... 627,244 2,563,589 1,378,460
Net asset value and maximum offering price per share ........... $36.13 $15.52 $24.93
Class R6:
Net assets, at value ..................................... $449,118,720 $1,345,063,957 $451,447,243
Shares outstanding ...................................... 10,008,295 66,760,370 12,404,134
Net asset value and maximum offering price per share ........... $44.87 $20.15 $36.39
Advisor Class:
Net assets, at value ..................................... $325,233,801 $341,972,521 $469,050,262
Shares outstanding ...................................... 7,398,938 17,455,746 13,317,153
Net asset value and maximum offering price per share ........... $43.96 $19.59 $35.22
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
*Includes gains from a redemption in-kind (Note 3h) $145,404,409
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $34,481, $– and $–, respectively)
Unaffiliated issuers ...................................... $19,634,477 $11,558,627 $21,017,257
Non-controlled affiliates (Note 3 f and 8 ) ....................... 1,253,546 1,078,885 4,766,567
Interest:
Unaffiliated issuers ...................................... — — 537,348
Non-controlled affiliates (Note 3 f and 8 ) ....................... — — 123,311
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 1,902,375 1,179,908 (2,709)
Non-controlled affiliates (Note 3 f ) ........................... 965,190 668,562 23,356
Total investment income ................................. 23,755,588 14,485,982 26,465,130
Expenses:
Management fees (Note 3 a ) ................................. 20,449,298 16,069,980 16,932,459
Distribution fees: (Note 3c )
    Class A .............................................. 6,936,262 1,919,136 6,609,234
    Class C .............................................. 1,283,337 237,975 913,693
    Class R .............................................. 115,374 213,564 169,958
Transfer agent fees: (Note 3e )
    Class A .............................................. 3,665,793 1,650,805 4,564,667
    Class C .............................................. 169,119 51,169 157,622
    Class R .............................................. 30,434 91,960 58,631
    Class R6 ............................................. 101,841 500,605 247,301
    Advisor Class .......................................... 500,661 793,877 818,843
Custodian fees (Note 4 ) .................................... 55,467 9,871 27,209
Reports to shareholders fees ................................ 180,813 291,362 204,550
Registration and filing fees .................................. 135,752 125,815 198,280
Professional fees ......................................... 89,269 77,234 78,429
Trustees' fees and expenses ................................ 38,368 28,383 42,882
Interest expense ......................................... 3,038 581 —
Other .................................................. 174,226 122,248 149,984
Total expenses ....................................... 33,929,052 22,184,565 31,173,742
Expense reductions (Note 4 ) ............................. (3,729) (4,364) (193)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (295,600) (367,575) (811,464)
Net expenses ....................................... 33,629,723 21,812,626 30,362,085
Net investment income (loss) .......................... (9,874,135) (7,326,644) (3,896,955)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:*
Unaffiliated issuers .................................... 159,660,544 (91,504,428) (241,399,597)
Non-controlled affiliates (Note 3 f and 8 ) ..................... — (4,131,478) (28,162)
Foreign currency transactions .............................. (26) — (12,122)
Net realized gain (loss) ................................ 159,660,518 (95,635,906) (241,439,881)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (372,838,321) 51,776,610 81,680,018
Non-controlled affiliates (Note 3 f and 8 ) ..................... (18,133,801) (31,826,808) (25,393,340)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — 13,077
Net change in unrealized appreciation (depreciation) .......... (390,972,122) 19,949,802 56,299,755
Net realized and unrealized gain (loss) .......................... (231,311,604) (75,686,104) (185,140,126)
Net increase (decrease) in net assets resulting from operations ........ $(241,185,739) $(83,012,748) $(189,037,081)

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(9,874,135) $(26,385,964) $(7,326,644) $(12,128,676)
Net realized gain (loss) ............ 159,660,518 394,534,506 (95,635,906) 202,442,914
Net change in unrealized appreciation
(depreciation) ................. (390,972,122) (1,250,301,003) 19,949,802 (1,434,354,666)
Net increase (decrease) in net
assets resulting from operations . (241,185,739) (882,152,461) (83,012,748) (1,244,040,428)
Distributions to shareholders:
Class A ........................ (117,604,433) (359,718,850) (4,398,226) (181,623,574)
Class C ........................ (7,051,867) (24,116,585) (182,310) (11,157,943)
Class R ........................ (1,037,867) (3,445,814) (269,006) (11,001,401)
Class R6 ....................... (16,500,576) (45,124,223) (6,963,574) (275,811,029)
Advisor Class ................... (12,978,865) (60,941,142) (1,824,783) (86,977,922)
Total distributions to shareholders ..... (155,173,608) (493,346,614) (13,637,899) (566,571,869)
Capital share transactions: (Note 2 )
Class A ........................ (156,935,909) (6,279,016) (65,065,140) 167,442,730
Class C ........................ (22,566,167) (67,672,792) (10,464,989) (24,866,698)
Class R ........................ (1,799,745) (4,737,474) (8,407,569) 3,295,454
Class R6 ....................... 23,823,563 33,819,307 (136,904,139) 295,833,158
Advisor Class ................... (264,796,290) 189,846,207 (77,248,269) (25,196,039)
Total capital share transactions ....... (422,274,548) 144,976,232 (298,090,106) 416,508,605
Net increase (decrease) in net
assets ..................... (818,633,895) (1,230,522,843) (394,740,753) (1,394,103,692)
Net assets:
Beginning of year .................. 4,499,736,990 5,730,259,833 2,905,975,692 4,300,079,384
End of year ...................... $3,681,103,095 $4,499,736,990 $2,511,234,939 $2,905,975,692

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
Franklin Small-Mid Cap Growth Fund
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(3,896,955) $(27,433,029)
Net realized gain (loss) ................................................. (241,439,881) 265,460,024
Net change in unrealized appreciation (depreciation) ........................... 56,299,755 (1,518,326,849)
Net increase (decrease) in net assets resulting from operations ................ (189,037,081) (1,280,299,854)
Distributions to shareholders:
Class A ............................................................. (158,598,985) (568,582,110)
Class C ............................................................. (10,930,574) (38,633,049)
Class R ............................................................. (2,417,236) (8,635,560)
Class R6 ............................................................ (22,679,273) (85,137,628)
Advisor Class ........................................................ (24,693,770) (83,955,454)
Total distributions to shareholders .......................................... (219,319,838) (784,943,801)
Capital share transactions: (Note 2 )
Class A ............................................................. (147,703,497) 274,759,286
Class C ............................................................. (10,637,467) (15,778,928)
Class R ............................................................. (158,411) (1,091,727)
Class R6 ............................................................ (44,934,203) 143,151,443
Advisor Class ........................................................ (14,301,398) 229,136,029
Total capital share transactions ............................................ (217,734,976) 630,176,103
Net increase (decrease) in net assets ................................... (626,091,895) (1,435,067,552)
Net assets:
Beginning of year ....................................................... 4,242,142,017 5,677,209,569
End of year ........................................................... $3,616,050,122 $4,242,142,017

Franklin Strategic Series

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer five classes of shares: Class A, Class C, Class R, Class
R6, and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as
indicated in the Schedules of Investments, had been entered
into on April 28, 2023.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At April 30, 2023, Franklin
Small-Mid Cap Growth Fund had no securities on loan.
e. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London Interbank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
is received by the Funds. Certain or all Funds may receive
other income from investments in senior secured corporate
loans or unfunded commitments, including amendment fees,
consent fees or commitment fees. These fees are recorded
as income when received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
2 . Shares of Beneficial Interest
At April 3 0 , 202 3 , there were an unlimited number of shares authorized (without par value) . Transactions in the
Funds' shares were as follows:
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2023
Shares sold
a
................................... 4,502,909 $173,052,149 6,638,254 $110,403,207
Shares issued in reinvestment of distributions .......... 3,214,869 114,802,255 267,974 4,284,631
Shares redeemed ............................... (11,643,392) (444,790,313) (10,879,344) (179,752,978)
Net increase (decrease) .......................... (3,925,614) $(156,935,909) (3,973,116) $(65,065,140)
Year ended April 30, 2022
Shares sold
a
................................... 6,890,606 $396,777,803 9,253,728 $238,990,129
Shares issued in reinvestment of distributions .......... 6,082,227 350,944,784 7,947,202 176,427,893
Shares redeemed ............................... (13,159,714) (754,001,603) (10,164,246) (247,975,292)
Net increase (decrease) .......................... (186,881) $(6,279,016) 7,036,684 $167,442,730
Class C
Class C Shares:
Year ended April 30, 2023
Shares sold ................................... 619,760 $17,604,728 334,406 $3,847,147
Shares issued in reinvestment of distributions .......... 266,009 7,022,634 16,407 181,129
Shares redeemed
a
.............................. (1,642,280) (47,193,529) (1,263,004) (14,493,265)
Net increase (decrease) .......................... (756,511) $(22,566,167) (912,191) $(10,464,989)
Year ended April 30, 2022
Shares sold ................................... 806,835 $35,542,381 365,784 $6,912,044
Shares issued in reinvestment of distributions .......... 550,017 24,013,761 717,415 11,112,762
Shares redeemed
a
.............................. (2,830,083) (127,228,934) (2,263,971) (42,891,504)
Net increase (decrease) .......................... (1,473,231) $(67,672,792) (1,180,772) $(24,866,698)
Class R
Class R Shares:
Year ended April 30, 2023
Shares sold ................................... 79,609 $2,804,309 449,685 $6,762,540
Shares issued in reinvestment of distributions .......... 31,444 1,037,342 18,629 269,006
Shares redeemed ............................... (158,057) (5,641,396) (1,031,229) (15,439,115)
Net increase (decrease) .......................... (47,004) $(1,799,745) (562,915) $(8,407,569)
Year ended April 30, 2022
Shares sold ................................... 76,942 $3,980,274 551,504 $11,946,416
Shares issued in reinvestment of distributions .......... 64,252 3,445,813 546,789 11,001,401
Shares redeemed ............................... (233,672) (12,163,561) (828,577) (19,652,363)
Net increase (decrease) .......................... (92,478) $(4,737,474) 269,716 $3,295,454
Class R6

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Franklin Growth Opportunities
Fund Franklin Small Cap Growth Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended April 30, 2023
Shares sold ................................... 1,651,644 $70,823,865 12,663,755 $246,093,068
Shares issued in reinvestment of distributions .......... 295,080 12,059,884 331,570 6,203,670
Shares redeemed ............................... (1,359,181) (59,060,186) (20,016,884) (389,200,877)
Net increase (decrease) .......................... 587,543 $23,823,563 (7,021,559) $(136,904,139)
Year ended April 30, 2022
Shares sold ................................... 1,240,329 $80,658,673 18,516,718 $540,887,626
Shares issued in reinvestment of distributions .......... 492,336 32,218,482 9,701,881 250,696,604
Shares redeemed ............................... (1,254,887) (79,057,848) (17,399,202) (495,751,072)
Net increase (decrease) .......................... 477,778 $33,819,307 10,819,397 $295,833,158
Advisor Class
Advisor Class Shares:
Year ended April 30, 2023
Shares sold ................................... 4,060,600 $171,533,914 4,622,859 $87,576,461
Shares issued in reinvestment of distributions .......... 315,501 12,635,806 88,186 1,604,993
Shares redeemed in-kind (Note 3h ) .................. (5,364,050) (242,240,519) — —
Shares redeemed ............................... (4,855,182) (206,725,491) (8,708,001) (166,429,723)
Net increase (decrease) .......................... (5,843,131) $(264,796,290) (3,996,956) $(77,248,269)
Year ended April 30, 2022
Shares sold ................................... 4,816,438 $312,058,174 4,892,787 $136,887,334
Shares issued in reinvestment of distributions .......... 934,701 60,035,832 2,985,266 75,198,838
Shares redeemed ............................... (2,885,831) (182,247,799) (8,558,404) (237,282,211)
Net increase (decrease) .......................... 2,865,308 $189,846,207 (680,351) $(25,196,039)
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class A
Class A Shares:
Year ended April 30, 2023
Shares sold
a
................................... 6,633,600 $198,652,679
Shares issued in reinvestment of distributions .......... 5,494,365 154,666,446
Shares redeemed ............................... (16,780,836) (501,022,622)
Net increase (decrease) .......................... (4,652,871) $(147,703,497)
Year ended April 30, 2022
Shares sold
a
................................... 10,434,368 $484,680,273
Shares issued in reinvestment of distributions .......... 12,690,378 554,315,810
Shares redeemed ............................... (16,735,087) (764,236,797)
Net increase (decrease) .......................... 6,389,659 $274,759,286
Class C
2 . Shares of Beneficial Interest (continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Class C Shares:
Year ended April 30, 2023
Shares sold ................................... 860,980 $12,250,320
Shares issued in reinvestment of distributions .......... 851,635 10,866,855
Shares redeemed
a
.............................. (2,370,166) (33,754,642)
Net increase (decrease) .......................... (657,551) $(10,637,467)
Year ended April 30, 2022
Shares sold ................................... 1,058,316 $25,966,238
Shares issued in reinvestment of distributions .......... 1,792,755 38,472,525
Shares redeemed
a
.............................. (3,125,852) (80,217,691)
Net increase (decrease) .......................... (274,781) $(15,778,928)
Class R
Class R Shares:
Year ended April 30, 2023
Shares sold ................................... 229,482 $5,787,643
Shares issued in reinvestment of distributions .......... 101,961 2,408,346
Shares redeemed ............................... (331,668) (8,354,400)
Net increase (decrease) .......................... (225) $(158,411)
Year ended April 30, 2022
Shares sold ................................... 216,423 $8,644,434
Shares issued in reinvestment of distributions .......... 231,763 8,610,007
Shares redeemed ............................... (460,531) (18,346,168)
Net increase (decrease) .......................... (12,345) $(1,091,727)
Class R6
Class R6 Shares:
Year ended April 30, 2023
Shares sold ................................... 2,952,937 $107,377,100
Shares issued in reinvestment of distributions .......... 581,100 19,984,012
Shares redeemed ............................... (4,697,122) (172,295,315)
Net increase (decrease) .......................... (1,163,085) $(44,934,203)
Year ended April 30, 2022
Shares sold ................................... 5,242,939 $288,735,264
Shares issued in reinvestment of distributions .......... 1,465,418 77,007,708
Shares redeemed ............................... (4,268,611) (222,591,529)
Net increase (decrease) .......................... 2,439,746 $143,151,443
Advisor Class
2 . Shares of Beneficial Interest (continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Growth Opportunities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth
Fund
Shares Amount
Advisor Class Shares:
Year ended April 30, 2023
Shares sold ................................... 2,320,439 $83,749,485
Shares issued in reinvestment of distributions .......... 724,960 24,141,123
Shares redeemed ............................... (3,498,606) (122,192,006)
Net increase (decrease) .......................... (453,207) $(14,301,398)
Year ended April 30, 2022
Shares sold ................................... 5,277,785 $293,020,383
Shares issued in reinvestment of distributions .......... 1,600,230 81,659,747
Shares redeemed ............................... (2,845,020) (145,544,101)
Net increase (decrease) .......................... 4,032,995 $229,136,029
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.600% Over $500 million, up to and including $1 billion
0.550% Over $1 billion, up to and including $1.5 billion
0.500% Over $1.5 billion, up to and including $6.5 billion
0.475% Over $6.5 billion, up to and including $11.5 billion
0.450% Over $11.5 billion, up to and including $16.5 billion
0.440% Over $16.5 billion, up to and including $19 billion
0.430% Over $19 billion, up to and including $21.5 billion
0.420% In excess of $21.5 billion
2 . Shares of Beneficial Interest (continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Small-Mid Cap Growth Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans,
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.650% Over $500 million, up to and including $1 billion
0.600% Over $1 billion, up to and including $1.5 billion
0.550% Over $1.5 billion, up to and including $6.5 billion
0.525% Over $6.5 billion, up to and including $11.5 billion
0.500% Over $11.5 billion, up to and including $16.5 billion
0.490% Over $16.5 billion, up to and including $19 billion
0.480% Over $19 billion, up to and including $21.5 billion
0.470% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Gross effective investment management fee rate ........ 0.547% 0.617% 0.457%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Class A ............................... 0.35% 0.35% 0.25%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50%
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $210,549 $97,036 $238,484
CDSC retained ........................... $11,389 $11,077 $23,273
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Transfer agent fees ........................ $1,715,396 $1,301,917 $1,846,470
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2023, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 66,393,267 $ 628,331,750 $ (609,809,156) $ — $ — $ 84,915,861 84,915,861 $ 1,253,546
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $98,247,070 $356,767,089 $(430,537,811) $— $— $24,476,348 24,476,348 $965,190
Total Affiliated Securities ... $164,640,337 $985,098,839 $(1,040,346,967) $— $— $109,392,209 $2,218,736
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $69,092,890 $418,450,276 $(454,800,804) $— $— $32,742,362 32,742,362 $1,078,885
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $87,800,835 $473,301,521 $(548,942,666) $— $— $12,159,690 12,159,690 $668,562
Total Affiliated Securities ... $156,893,725 $891,751,797 $(1,003,743,470) $— $— $44,902,052 $1,747,447
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 195,919,198 $ 397,298,975 $ (412,391,647) $ — $ — $ 180,826,526 180,826,526 $ 4,766,567
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2023.
h. Other Affiliated Transactions
During the year ended April 30, 2023, the New Jersey Better Educational Savings Trust Program - Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of the Franklin Growth Opportunities Fund. As a result, on
July 22, 2022, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $145,404,409 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $22,421,425 $76,653,145 $(99,074,570) $— $— $— — $23,356
Total Affiliated Securities ... $218,340,623 $473,952,120 $(511,466,217) $— $— $180,826,526 $4,789,923
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 31,793,662 $ 420,583,613
Long term ............................. 63,983,400 21,321,771
Total capital loss carryforwards ............ $95,777,062 $441,905,384
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended April 30, 2023 and 2022, was as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2023, the deferred losses were as follows:
At April 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gain for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and gains realized on in-kind shareholder redemptions.
Franklin Growth Opportunities Fund Franklin Small Cap Growth Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $— $20,782,601 $— $97,151,885
Long term capital gain .................... 155,173,608 472,564,013 13,637,899 469,419,984
$155,173,608 $493,346,614 $13,637,899 $566,571,869
Franklin Small-Mid Cap Growth Fund
2023 2022
Distributions paid from:
Ordinary income ........................ $— $145,205,359
Long term capital gain .................... 219,319,838 639,738,442
$219,319,838 $784,943,801
Franklin Small
Cap Growth
Fund
Franklin
Small-Mid Cap
Growth Fund
Late-year ordinary loss ...........................
$3,841,241 $972,503
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
a a a a
Cost of investments ....................... $1,718,651,377 $2,374,001,741 $2,956,560,440
Unrealized appreciation ..................... $2,084,179,069 $689,844,782 $1,008,786,056
Unrealized depreciation ..................... (99,513,213) (541,786,780) (353,212,212)
Net unrealized appreciation (depreciation) ....... $1,984,665,856 $148,058,002 $655,573,844
Distributable earnings:
Undistributed long term capital gains ........... $13,929,361 $— $—
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended April 30,
2023, were as follows:
a
Sales of investments excludes in-kind transactions of $222,425,536.
At April 30, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Purchases .............................. $614,847,607 $433,385,627 $983,717,105
Sales .................................. $994,254,876
a
$697,172,651 $1,455,898,651
Franklin Growth
Opportunities
Fund
Franklin Small
Cap Growth
Fund
Franklin Small-
Mid Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $24,476,348 $12,159,690 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
11,829 Canva, Inc. ................................ 12/22/21 $ 20,158,531 $ 9,178,870
4,619 Celonis SE ................................. 6/16/21 1,708,060 1,079,626
25,571 Celonis SE, D .............................. 6/16/21-10/04/22 9,427,681 5,976,862
6,309,366 ClearMotion, Inc . ............................ 11/06/17-12/21/18 15,500,000 732,694
417,667 ClearMotion, Inc., A-3 ......................... 3/23/23 — 60,443
2,606,463 ClearMotion, Inc., A-4 . ........................ 12/21/21 251,500 355,706
338,280 Databricks, Inc., G ........................... 2/01/21 20,000,005 17,159,867
1,029,939 Fanatics Holdings, Inc. ........................ 8/13/20-3/22/21 19,730,229 71,332,234
37,734 IL MAKIAGE Cosmetics (2013) Ltd. .............. 12/06/21 16,241,091 16,934,771
810,440 Lacework, Inc., D ............................ 11/12/21 20,330,471 13,042,937
517,056 OneTrust LLC, C ............................ 4/01/21 10,139,623 5,218,729
556,026 Optoro, Inc., E .............................. 7/24/18-12/01/21 10,942,592 8,167,495

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
142,857 Space Exploration Technologies Corp., A .......... 5/25/22 $ 9,999,990 $ 10,999,989
1,753,060 Talkdesk, Inc., C ............................ 7/15/20 11,517,955 9,955,707
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 4,860,798
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 15,164,614
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,426 3,788,676
Total Restricted Securities (Value is 5.3% of Net Assets) .............. $187,285,370 $194,010,018
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,436,485 1661, Inc., F ................................ 5/28/21 $ 19,999,999 $ 6,545,566
382,306 Benchling, Inc., F ............................ 10/20/21 12,499,992 5,803,206
1,388,889 Checkr, Inc., E .............................. 8/24/21 25,000,002 20,854,127
1,037,942 ClearMotion Inc., A-3 ......................... 3/23/23 — 150,206
3,698,772 ClearMotion, Inc. ............................ 12/21/18 10,000,000 429,531
6,477,294 ClearMotion, Inc., A-4 . ........................ 12/21/21 625,000 883,963
709,046 Newsela, Inc., D ............................. 1/21/21 15,000,010 12,019,999
625,361 OneTrust LLC, A ............................ 3/10/23 6,878,971 6,311,869
56,457 OneTrust LLC, A-1 ........................... 3/10/23 621,027 569,829
554,878 Optoro, Inc., E .............................. 7/24/18-12/01/21 10,919,999 8,150,632
162,712 Smule Inc. ................................. 8/05/22-11/28/22 764,393 2,274,314
1,542,673 Smule, Inc., 144A, G ......................... 5/31/16 11,099,995 1,309,862
352,675 Smule, Inc., 144A, H ......................... 4/27/17 2,999,995 353,990
361,111 Tula eTechnology, Inc. ........................ 11/01/18 — —
3,611,111 Tula eTechnology, Inc., E ...................... 9/08/17 6,500,000 6,232,998
1,328,630
a
Wheels Up Experience, Inc. .................... 2/01/21 13,286,300 614,491
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $136,195,683 $72,504,583
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
347,106 Benchling, Inc., F ............................ 10/20/21 $ 11,349,082 $ 5,268,888
570,121 Blaize, Inc., 10%, 12/09/24 ..................... 1/19/23 570,121 570,178
1 Blaize, Inc., 12/09/25 ......................... 1/19/23 57 —
146,765 Blaize, Inc., 9/19/25 .......................... 9/20/22-9/22/22 5 —
1,948,384 Blaize, Inc., D .............................. 3/02/21-11/09/21 20,346,009 3,051,900
260,815 Blaize, Inc., D, 2/28/24 ........................ 3/01/21-11/09/21 — —
1,467,659 Blaize, Inc., D-2 ............................. 4/01/22-9/20/22 7,099,996 1,094,514
227,829 Databricks, Inc., G ........................... 2/01/21 13,469,850 11,557,040
793,714 Fanatics Holdings, Inc. ........................ 8/13/20-3/22/21 14,052,061 54,971,598
423,782 Newsela, Inc., D ............................. 1/21/21 8,965,193 7,184,103
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2023, investments in
“affiliated companies” were as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund (continued)
767,526 OneTrust LLC, C ............................ 4/01/21 $ 15,051,415 $ 7,746,763
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 2,020,235
513,050 Phononic Devices, Inc., G-2 .................... 1/17/20-11/03/20 47 771,484
117,763 Phononic, Inc. .............................. 10/17/22 460,645 563,212
775,689 Phononic, Inc., Advance Term Loan, 12%, PIK, 6/30/25 10/17/22 722,182 625,802
47,104 Phononic, Inc., H, 10/17/27 .................... 10/17/22 44,029 60,114
Total Restricted Securities (Value is 2.6% of Net Assets) .............. $99,630,690 $95,485,831
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $519,674 as of April 30, 2023.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants/
Principal
Amount * Held
at End
of Year
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
ClearMotion Inc. ..... $ 624,624 $ — $ — $ — $ —
a
$—
a
—
a
$ —
ClearMotion, Inc., A-4.. . — 251,500
b
— — —
a
—
a
—
a
—
Optoro, Inc., E ....... 9,587,680 — — — (1,420,185) 8,167,495 556,026 —
Talkdesk, Inc., C ..... 26,669,323 — — — (16,713,616) 9,955,707 1,753,060 —
Interest
ClearMotion, Inc., 7%,
12/21/22 ......... 301,800 — (251,500)
b
— —
a
—
c
— —
Total Affiliated Securities
(Value is 0.5% of Net
Assets) .......... $37,183,427 $251,500 $(251,500) $— $(18,133,801) $18,123,202 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
1661, Inc., F ........ 11,377,470 — — — (4,831,904) 6,545,566 3,436,485 —
Benchling, Inc., F ..... 6,824,162 — — — (1,020,956) 5,803,206 382,306 —
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates
ClearMotion, Inc. ..... $ 379,232 $ — $ — $ — $ —
a
$—
a
—
a
$ —
ClearMotion, Inc., A-4. . — 625,000
b
— — —
a
—
a
—
a
—
EyePoint Pharmaceuticals,
Inc ............. 19,500,410 2,159,555 (516,978) (287,645) (8,564,754) 12,290,588 1,957,100 —
Nerdy, Inc. ......... 16,226,640 118,579 (2,059,167) (3,843,833) —
a
—
a
—
a
—
Optoro, Inc., E ....... 9,567,885 — — — (1,417,253) 8,150,632 554,878 —
Paymentus Holdings, Inc.,
A .............. 27,620,424 6,438,836 — — (15,991,941) 18,067,319 2,195,300 —
Interest
ClearMotion, Inc., 7%,
12/21/22 ......... 750,000 — (625,000)
b
— —
a
—
c
— —
Total Affiliated Securities
(Value is 2.0% of Net
Assets) .......... $92,246,223 $9,341,970 $(3,201,145) $(4,131,478) $(31,826,808) $50,857,311 $—
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Benchling, Inc., F ..... 6,195,842 — — — (926,954) 5,268,888 347,106 —
Blaize, Inc., 12/09/25 .. — 57 — — (57) — 1 —
Blaize, Inc., 9/19/25 ... — 5 — — (5) — 146,765 —
Blaize, Inc., D ....... 16,733,295 — — — (13,681,395) 3,051,900 1,948,384 —
Blaize, Inc., D, 2/28/24 . 67,020 — — — (67,020) — 260,815 —
Blaize, Inc., D-2 ...... — 7,099,996
b
— — (6,005,482) 1,094,514 1,467,659 —
Phononic Devices, Inc., F 6,044,404 — — — (4,024,169) 2,020,235 2,970,061 —
Phononic Devices, Inc.,
G-2 ............ 1,605,117 — — — (833,633) 771,484 513,050 —
Phononic, Inc. ....... — 460,646 — — 102,566 563,212 117,763 —
Phononic, Inc., H,
10/17/27 ......... — 44,029 — — 16,085 60,114 47,104 —
Interest
Blaize, Inc., 10%, 12/09/24 — 570,121 — — 57 570,178 570,121 16,153
Blaize, Inc., D, 10%,
8/24/23 .......... 4,725,000 — (4,725,000)
b
— — —
c
— —
Phononic, Inc., Advance
Term Loan, 12%, PIK,
6/30/25 .......... — 722,181 — — (96,379) 625,802 775,689 90,579
Phononic, Inc., Advance
Term Loan, B, 12%, PIK,
7/31/26 .......... 112,590 3,466 (127,770) (3,185) 14,899 —
c
— 1,790
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2023, the Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Warrants/
Principal
Amount* Held
at End
of Year
Investment
Income
Franklin Small-Mid Cap Growth Fund (continued)
Non-Controlled Affiliates
Phononic, Inc., Advance
Term Loan, D, 12%,
PIK, 12/01/25 ...... $ 266,507 $ 8,105 $ (317,720) $ 4,989 $ 38,119 $ —
c
— $ 4,400
Phononic, Inc., Term Loan,
A, 12%, PIK, 1/17/24. 568,451 17,507 (609,203) (31,791) 55,036 —
c
— 8,644
Phononic, Inc., Term Loan,
C, 12%, PIK, 8/25/24 108,823 3,310 (128,950) 1,825 14,992 —
c
— 1,745
Total Affiliated Securities
(Value is 0.4% of Net
Assets) .......... $36,427,049 $8,929,423 $(5,908,643) $(28,162) $(25,393,340) $14,026,327 $123,311
*
In U.S. dollars unless otherwise indicated.
a
As of April 30, 2023, no longer an affiliate.
b
May include accretion, amortization, partnership adjustments, and/or corporate actions.
c
As of April 30, 2023, no longer held by the fund.
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 31,631,364 $ — $ 10,999,989 $ 42,631,353
Automobiles .......................... 21,034,145 — — 21,034,145
Beverages ........................... 95,592,672 — — 95,592,672
Biotechnology ......................... 1,317,590 — — 1,317,590
Broadline Retail ....................... 193,225,104 — — 193,225,104
Capital Markets ........................ 177,043,377 — — 177,043,377
Chemicals ........................... 68,514,133 — — 68,514,133
Commercial Services & Supplies ........... 47,085,235 — 7,056,488 54,141,723
Electric Utilities ........................ 35,407,811 — — 35,407,811
Financial Services ...................... 313,742,138 — — 313,742,138
Food Products ........................ 42,150,595 — — 42,150,595
Ground Transportation .................. 70,330,365 — — 70,330,365
Health Care Equipment & Supplies ......... 86,442,467 — 16,934,771 103,377,238
Health Care Providers & Services .......... 112,639,825 — — 112,639,825
Health Care Technology ................. 19,651,523 — — 19,651,523
Hotels, Restaurants & Leisure ............. 89,333,321 — — 89,333,321
Industrial Conglomerates ................ 35,745,181 — — 35,745,181
Interactive Media & Services .............. 249,091,558 — — 249,091,558
IT Services ........................... 10,592,607 — 9,178,870 19,771,477
Leisure Products ....................... — — 71,332,234 71,332,234
Life Sciences Tools & Services ............ 167,810,415 — — 167,810,415
Machinery ............................ 2,902,389 — — 2,902,389
Pharmaceuticals ....................... 141,640,543 — — 141,640,543
Professional Services ................... 82,108,375 — — 82,108,375
Semiconductors & Semiconductor Equipment . 240,951,666 — — 240,951,666
Software ............................. 670,763,675 — 732,694 671,496,369
Specialized REITs ...................... 94,047,193 — — 94,047,193
Specialty Retail ........................ 58,518,571 — — 58,518,571
Technology Hardware, Storage & Peripherals . 210,124,755 — — 210,124,755
Textiles, Apparel & Luxury Goods .......... 30,476,413 — — 30,476,413
Convertible Preferred Stocks ................ — — 35,421,533 35,421,533
Preferred Stocks ......................... — — 42,353,439 42,353,439
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 109,392,209 — — 109,392,209
Total Investments in Securities ........... $3,509,307,215 $— $194,010,018 $3,703,317,233
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 133,370,245 — — 133,370,245
Banks ............................... 40,403,742 — — 40,403,742
Biotechnology ......................... 195,574,940 — — 195,574,940
Building Products ...................... 27,441,282 — — 27,441,282
Capital Markets ........................ 81,251,008 — — 81,251,008
Communications Equipment .............. 17,243,520 — — 17,243,520
Construction & Engineering ............... 75,746,912 — — 75,746,912
Consumer Staples Distribution & Retail ...... 47,920,236 — — 47,920,236
Diversified Consumer Services ............ 15,188,426 — — 15,188,426
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electronic Equipment, Instruments &
Components ........................ $ 29,604,256 $ — $ — $ 29,604,256
Energy Equipment & Services ............. 36,152,382 — — 36,152,382
Financial Services ...................... 112,247,590 — — 112,247,590
Food Products ........................ 104,901,819 — — 104,901,819
Health Care Equipment & Supplies ......... 168,169,712 — — 168,169,712
Health Care Providers & Services .......... 104,436,525 — — 104,436,525
Health Care Technology ................. 62,035,504 — — 62,035,504
Hotel & Resort REITs ................... 16,717,404 — — 16,717,404
Hotels, Restaurants & Leisure ............. 139,641,863 — — 139,641,863
Household Durables .................... 93,030,375 — — 93,030,375
Industrial REITs ....................... 34,376,628 — — 34,376,628
IT Services ........................... 9,312,139 — — 9,312,139
Life Sciences Tools & Services ............ 3,294,864 — — 3,294,864
Machinery ............................ 61,598,627 — — 61,598,627
Media ............................... 26,320,701 — — 26,320,701
Oil, Gas & Consumable Fuels ............. 39,032,783 — — 39,032,783
Passenger Airlines ..................... 47,732,397 — — 47,732,397
Personal Care Products ................. 41,867,167 — — 41,867,167
Pharmaceuticals ....................... 85,907,158 — — 85,907,158
Professional Services ................... 61,159,430 — — 61,159,430
Semiconductors & Semiconductor Equipment . 125,464,861 — — 125,464,861
Software ............................. 161,538,336 — 429,531 161,967,867
Specialty Retail ........................ 126,067,847 — — 126,067,847
Textiles, Apparel & Luxury Goods .......... 28,332,904 — — 28,332,904
Trading Companies & Distributors .......... 52,184,016 — — 52,184,016
Convertible Preferred Stocks ................ — — 52,104,596 52,104,596
Preferred Stocks ......................... — — 19,355,965
a
19,355,965
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 44,902,052 — — 44,902,052
Total Investments in Securities ........... $2,450,169,651 $— $71,890,092 $2,522,059,743
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 61,506,000 — — 61,506,000
Automobile Components ................. 779,148 — — 779,148
Beverages ........................... 32,779,324 — — 32,779,324
Biotechnology ......................... 106,297,867 — — 106,297,867
Building Products ...................... 57,991,301 — — 57,991,301
Capital Markets ........................ 185,049,557 — — 185,049,557
Chemicals ........................... 19,770,036 — — 19,770,036
Commercial Services & Supplies ........... 50,949,626 — — 50,949,626
Communications Equipment .............. 71,767,696 — — 71,767,696
Containers & Packaging ................. 35,890,536 — — 35,890,536
Electrical Equipment .................... 51,454,382 — — 51,454,382
Electronic Equipment, Instruments &
Components ........................ 41,245,440 — — 41,245,440
Energy Equipment & Services ............. 12,173,175 — — 12,173,175
Entertainment ......................... 21,530,880 — — 21,530,880
Financial Services ...................... 13,477,100 27,640,357 — 41,117,457
Food Products ........................ 21,442,773 — — 21,442,773
Ground Transportation .................. 57,910,493 — — 57,910,493
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2023, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Equipment & Supplies ......... $ 225,789,255 $ — $ — $ 225,789,255
Health Care Providers & Services .......... 19,006,820 — — 19,006,820
Health Care Technology ................. 67,887,191 — — 67,887,191
Hotels, Restaurants & Leisure ............. 259,807,785 — — 259,807,785
Household Durables .................... 58,400,000 — — 58,400,000
Industrial REITs ....................... 27,703,182 — — 27,703,182
Interactive Media & Services .............. 63,788,807 — — 63,788,807
IT Services ........................... 82,774,029 — — 82,774,029
Leisure Products ....................... — — 54,971,598 54,971,598
Life Sciences Tools & Services ............ 191,610,604 — — 191,610,604
Machinery ............................ 34,207,484 — — 34,207,484
Oil, Gas & Consumable Fuels ............. 101,337,845 — — 101,337,845
Passenger Airlines ..................... 51,893,875 — — 51,893,875
Personal Care Products ................. 37,893,871 — — 37,893,871
Pharmaceuticals ....................... 54,390,171 — — 54,390,171
Professional Services ................... 174,101,557 — — 174,101,557
Residential REITs ...................... 34,732,490 — — 34,732,490
Semiconductors & Semiconductor Equipment . 157,432,484 — — 157,432,484
Software ............................. 376,326,426 — — 376,326,426
Specialized REITs ...................... 31,828,580 — — 31,828,580
Specialty Retail ........................ 217,110,743 — — 217,110,743
Textiles, Apparel & Luxury Goods .......... 90,164,274 — — 90,164,274
Trading Companies & Distributors .......... 68,042,992 — — 68,042,992
Convertible Preferred Stocks ................ — — 37,923,443 37,923,443
Preferred Stocks ......................... — — 1,334,696 1,334,696
Warrants ............................... — — 60,114
a
60,114
Corporate Bonds ........................ — — 570,178 570,178
Senior Floating Rate Interests ............... — — 625,802 625,802
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 180,826,526 39,935,771 — 220,762,297
Total Investments in Securities ........... $3,449,072,325 $67,576,128
b
$95,485,831 $3,612,134,284
a
Includes financial instruments determined to have no value at April 30, 2023.
b
Includes foreign securities valued at $27,640,357, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ — $ 9,999,990 $ — $ — $ — $ — $ — $ 999,999 $ 10,999,989 $ 999,999
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Growth Opportunities Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Commercial Services &
Supplies ........ $ 6,164,029 $ 4,986,169 $ — $ — $ — $ — $ — $ (4,093,710) $ 7,056,488 $ (4,093,710)
Health Care Equipment
& Supplies ....... 14,889,942 —
c
— — — — — 2,044,829 16,934,771 2,044,829
Hotels, Restaurants &
Leisure ......... 29,918,137 — (15,142,819) — — — — (14,775,318) — —
IT Services ........ 8,371,768 — — — — — — 807,102 9,178,870 807,102
Leisure Products .... 68,576,928 — — — — — — 2,755,306 71,332,234 2,755,306
Software .......... 17,832,356 15,499,999 (12,004,812) — — — — (20,594,849) 732,694 (14,767,305)
Convertible Preferred
Stocks :
Software .......... 43,394,108 —
c
— — — — — (7,972,575) 35,421,533 (7,972,575)
Preferred Stocks :
Commercial Services &
Supplies ........ 9,587,680 — — — — — — (1,420,185) 8,167,495 (1,420,185)
Health Care Providers &
Services ........ 21,812,596 — — — — — — (2,859,306) 18,953,290 (2,859,306)
Software .......... 33,530,513 251,500
c
(15,499,999) — — — — (3,049,360) 15,232,654 (17,924,734)
Warrants :
Software .......... —
c
— —
c
— — — — — — —
Corporate Bonds :
Software .......... 301,800 — (251,500) — — — — (50,300) — —
Escrows and Litigation
Trusts :
. . . . . . . . .
 —
c
 —  —  —  —  —  —  —  —
c
 —
Total Investments in
Securities ............ $254,379,857 $30,737,658 $(42,899,130) $— $— $— $— $(48,208,367) $194,010,018 $(42,430,579)
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants &
Leisure ......... 15,035,973 — (7,649,483) — — — — (7,386,490) — —
Software .......... — 10,000,000 — — — — — (9,570,469) 429,531 (9,570,469)
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 12,627,000 — — — — — — (607,001) 12,019,999 (607,001)
Software .......... 33,213,053 7,499,998 — — — — — (7,174,020) 33,539,031 (7,174,020)
Specialty Retail ..... 11,377,470 — — — — — — (4,831,904) 6,545,566 (4,831,904)
Preferred Stocks :
Automobile Components 8,860,467
c
— — — — — — (2,627,469) 6,232,998
c
(2,627,469)
Commercial Services &
Supplies ........ 9,567,885 — — — — — — (1,417,253) 8,150,632 (1,417,253)
Software .......... 5,054,447 1,389,393
c
(10,000,000) — — — — 8,528,495 4,972,335 (1,092,274)
Warrants :
Software .......... —
c
— —
c
— — — — — — —
Corporate Bonds :
Software .......... 750,000 — (625,000) — — — — (125,000) — —
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2023, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Escrows and Litigation
Trusts ........... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Total Investments in
Securities ............ $96,486,295 $18,889,391 $(18,274,483) $— $— $— $— $(25,211,111) $71,890,092 $(27,320,390)
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... 52,848,244 — — — — — — 2,123,354 54,971,598 2,123,354
Convertible Preferred
Stocks :
Diversified Consumer
Services ........ 7,546,894 — — — — — — (362,791) 7,184,103 (362,791)
Semiconductors &
Semiconductor
Equipment ....... 6,044,404 — — — — — — (4,024,169) 2,020,235 (4,024,169)
Software .......... 48,448,409 27,446,005 (20,346,008) — — — — (26,829,301) 28,719,105 (27,251,011)
Preferred Stocks :
Semiconductors &
Semiconductor
Equipment ....... 1,605,117 460,64 6 — — — — — (731,06 7 ) 1,334,696 (731,06 7 )
Warrants :
Semiconductors &
Semiconductor
Equipment ....... — 44,0 29 — — — — — 16,08 5 60,114 16,08 5
Software .......... 67,020 62 — — — — — (67,082) —
c
(67,0 82 )
Corporate Bonds :
Software .......... 4,725,000 570,121 (4,725,000) — — — — 57 570,178 57
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment ....... 1,056,371 743,516 (1,176,605) — — 14,155 (28,162) 16,527 625,802 (96,380)
Escrows and Litigation
Trusts :
. . . . . . . . .
 —
c
 —  —  —  —  —  —  —  —
c
 —
Total Investments in
Securities ............ $122,341,459 $29,264,379 $(26,247,613) $— $— $14,155 $(28,162) $(29,858,387) $95,485,831 $(30,393,004)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products. . . . . . . $71,332,234 Market comparables Discount for lack of marketability
12.8% Decrease
EV / revenue multiple 1.6x Increase
All Other Investments. . . . 122,677,784
b,c
Total. . . . . . . . . . . . . . . . . . $194,010,018
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Convertible Preferred Stocks:
Software. . . . . . . . . . . . . . . . . .  $20,854,127 Market comparables Discount for lack of marketability
11.2% Decrease
EV / revenue multiple 4.4x Increase
Volatility of peers 38.4% Decrease
All Other Investments. . . . 51,035,965
b,c
Total. . . . . . . . . . . . . . . . . . $71,890,092
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
............
$54,971,598 Market comparables Discount for lack of
marketability
12.8% Decrease
EV / revenue multiple 1.6x Increase
All Other Investments. . . . . . . . . 40,514,233
b,c
Total. . . . . . . . . . . . . . . . . . . . . . $95,485,831
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third party pricing information which is unobservable.
c
Includes financial instruments determined to have no value at April 30, 2023.
Abbreviations List
EV - Enterprise value
Selected Portfolio
ADR
American Depositary Receipt
NYRS
New York Registry Shares
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
10. Fair Value Measurements
(continued)

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Growth Opportunities Fund, Franklin Small
Cap Growth Fund and Franklin Small-Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Growth Opportunities Fund, Franklin Small Cap Growth Fund and Franklin Small-Mid Cap Growth Fund (three of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2023, the related statements of operations for the year ended April 30, 2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
April 30, 2023 and each of the financial highlights for each of the five years in the period ended April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2023:
Pursuant to:
Franklin Growth
Opportunities
Fund
Franklin
Small Cap
Growth Fund
Franklin
Small-Mid Cap
Growth Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $155,173,608 $13,637,899 $219,319,838
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $16,228,764 $11,306,499 $19,327,447
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $18,565,097 $11,306,499 $20,182,504

Franklin Strategic Series
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of
the Board since
January 2023 and
Trustee since 2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 1991 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Strategic Series

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Series

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Annual Report
accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
(each a Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to

Franklin Strategic Series
Shareholder Information

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Annual Report
the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Growth Opportunities Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional multi-cap growth funds. The Board noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board discussed this performance with
management and management explained that the Fund
underperformed its benchmark index, the Russell 3000
Growth Index (Index), and Performance Universe over the
one-, three- and five-year periods, with a significant portion of the underperformance occurring in 2021 and 2022, due to
high inflation and rising interest rates which disproportionally impacted growth equities. Management further explained
that the Fund’s largest portfolio allocations were to the
technology, health care, and consumer discretionary sectors
which underperformed the more cyclical exposures of the
Fund’s Performance Universe peers. Management also
explained that the Fund underperformed its Index due to
the Fund’s underweight position to mega-cap technology or
FANG stocks which generally outperformed the market and
made up a large portion of the index. Management reviewed
with the Board the enhancements it made to the Fund’s
investment processes and changes in the Fund’s portfolio
holdings, which resulted in improved performance in early
2023. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, and management’s efforts should continue to be
monitored.
Franklin Small Cap Growth Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional small-cap growth funds. The Board
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management reported
that the Fund’s five-year performance ended December
31, 2022 exceeded that of its benchmark, the Russell 2000
Growth Index. Management explained that the Fund’s
performance over the 12-18 months ended December
31, 2022 drove the Fund’s relative underperformance for
the three- and five-year periods versus the Performance
Universe. Management further explained that the Fund’s
relative bias toward smaller capitalization stocks was a
primary detractor from performance versus its Performance
Universe as the Fund’s peers tended to hold larger market
capitalization stocks than the Fund which outperformed the
smaller capitalization stocks. Management reviewed with the
Board the enhancements it made to the Fund’s investment
processes in an effort to improve performance, including
the hiring of a Risk Analyst. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be monitored.
Franklin Small-Mid Cap Growth Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional mid-cap growth funds. The Board noted that
the Fund’s annualized total return for the one- and 10-year
periods was below the median of its Performance Universe,
but for the three- and five-year periods was above the
median of its Performance Universe. The Board concluded
that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median

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Shareholder Information

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Annual Report
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of
the other funds in each Fund’s respective Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Franklin Growth Opportunities
Fund included the Fund and 17 other multi-cap growth funds.
The Expense Group for the Franklin Small Cap Growth Fund
included the Fund and 17 other small-cap growth funds. The
Expense Group for the Franklin Small-Mid Cap Growth Fund
included the Fund and 13 other mid-cap growth funds. The
Board noted that the Management Rates and actual total
expense ratios for these Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to these Funds are
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded

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Shareholder Information

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Annual Report
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS1 A 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
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(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Series
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2023, the U.S.
economy recovered from the contraction in the second
quarter of 2022 and expanded moderately in the subsequent
three quarters. Resilient consumer spending and improved
exports amid cooling inflation led to moderate economic
growth. However, higher interest rates meant higher
borrowing costs for individuals and businesses, which
dampened economic activity.
In its aggressive fight against high inflation, the U.S. Federal
Reserve (Fed) raised the federal funds target rate eight
times during the period, bringing it to a range of 4.75%–
5.00%, the highest level since 2007. At its March 2023
meeting, the Fed said it would continue to reduce its bond
holdings but softened its firm outlook on future rate hikes.
Additionally, Fed Chair Jerome Powell said the central bank
most likely would not cut rates in 2023.
U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a +2.66% total return for the 12-month
reporting period ended April 30, 2023.
1
High inflation, rising
interest rates and geopolitical instability contributed to a sharp decline in equity prices during the first half of the
reporting period, though equities rebounded in the second
half. Consumer spending continued to rise but deteriorating
financial conditions, including regional banking stress in
March and April, and investors’ expectations for slower
growth intermittently pressured equity markets.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin Strategic Series’ annual report includes more detail about prevailing conditions and a discussion
about investment decisions during the period.
All securities markets fluctuate, as do mutual fund share
prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Biotechnology Discovery Fund 4
Franklin Natural Resources Fund 12
Financial Highlights and Schedules of Investments 20
Financial Statements 35
Notes to Financial Statements 39
Report of Independent Registered
Public Accounting Firm 53
Tax Information 54
Board Members and Officers 55
Shareholder Information 60
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted a +2.66% total return for the 12 months ended
April 30, 2023.
1
High inflation, rising interest rates and
geopolitical instability contributed to a sharp decline in equity prices during the first half of the reporting period, though equities subsequently rebounded Consumer spending
continued to rise but deteriorating financial conditions,
including regional banking stress in March and April, and
investors’ expectations for slower growth pressured equity
markets.
Continued supply-chain disruptions, strong consumer
demand and volatile energy prices drove inflation. Oil and
commodity prices rose following Russia’s invasion of Ukraine in February 2022, before gradually receding. Inflation peaked at 9.1% in June 2022, the highest annual rate since 1981,
before sliding to 5.0% in March 2023. The labor market
remained strong amid a high level of nominal growth, which
sent the U.S. unemployment rate down to a historic 54-year
low of 3.4% in January 2023 before rising marginally to 3.5%
in March.
U.S. gross domestic product recovered from the contraction
in the second quarter of 2022 and grew at a 3.2% annualized
rate in the third quarter of 2022, eventually slowing to 1.1%
in the first quarter of 2023. Rising consumer spending and
increased exports amid cooling inflation led to moderate
economic growth over the period. However, rising interest
rates translated to higher borrowing costs for individuals and businesses, which dampened economic activity, especially in
the housing and financial markets.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) rapidly restricted monetary policy during the period.
The Fed raised the federal funds target rate eight times
to end the period at a range of 4.75%–5.00%, pushing
borrowing costs to their highest levels since 2007. The
interest-rate hikes included four successive 75-basis-point
increases at its June, July, September and November 2022
meetings and smaller increases at its remaining meetings
during the period. At its March 2023 meeting, the Fed said it would continue to reduce bond holdings but departed from
previous statements by softening its firm outlook on future
rate hikes. Additionally, Fed Chair Jerome Powell said the
central bank most likely would not cut rates in 2023.
The foregoing information reflects our analysis and opinions as of April 30, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

4
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Annual Report
Franklin Biotechnology Discovery Fund
This annual report for Franklin Biotechnology Discovery
Fund covers the fiscal year ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks capital appreciation. Under normal market
conditions, the Fund invests at least 80% of its net assets
in securities of biotechnology companies and discovery
research firms located in the U.S. and other countries.
Performance Overview
The Fund’s Class A shares posted a +10.58% cumulative
total return for the 12 months under review. In comparison,
the NASDAQ Biotechnology Index
®
, which tracks U.S.- and
international-based biotechnology stocks, posted a +12.27%
cumulative total return.
1
Also in comparison, the Standard
& Poor’s 500 Index (S&P 500
®
), which is a broad measure
of the U.S. stock market, posted a +2.66% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Manager’s Discussion
The Fund’s results versus the benchmark Nasdaq
Biotechnology Index were supported primarily by favorable
stock selection in the pharmaceuticals industry as several
overweighted or off-benchmark holdings posted exceptional
gains. Among the key contributors were Revance
Therapeutics, which saw its equity value nearly double
during the 12 months under review; Pliant Therapeutics,
which saw a nearly fivefold increase in its share price; and
smaller but nonetheless impressive rallies for Intra-Cellular
Therapies (focused on treatments for complex psychiatric
and neurologic diseases), CymaBay Therapeutics (drug
discovery in chronic metabolic and liver diseases with high
unmet medical need) and several others. In particular,
Revance announced unexpectedly strong demand and
revenues for Daxxify (a skin wrinkle treatment that lasts
longer than Botox injections) in fourth quarter 2022, despite being on the market for only one month and launched only
to 400 doctors (total market is about 5,000 doctors). In
the latter half of 2022, Pliant reported surprisingly positive
Phase 2a clinical trial data in idiopathic pulmonary fibrosis
(a progressive and fatal lung disease) for its dual-integrin inhibitor PLN-74089. The treatment showed encouraging
preliminary efficacy measurements despite a short treatment
duration, and we found its safety profile to be clean with no treatment discontinuations due to adverse reactions thus far.
The Fund also fared well by avoiding certain industries
tracked by the index. Though the positive impact on relative returns was small, we benefited from a lack of exposure
to companies in the health care equipment, health care
supplies and health care distributors industries.
Portfolio Composition
4/30/23
% of Total
Net Assets
Biotechnology 72.9%
Pharmaceuticals 18.8%
Life Sciences Tools & Services 5.9%
Other 0.6%
Short-Term Investments & Other Net Assets 1.8%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
24
.

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The rest of the major contributors were individual stocks
that buoyed our overall results in the biotechnology industry.
In particular, we saw exceptional 12-month gains in
overweighted or off-index companies such as Prometheus
Biosciences (sold by period-end), PTC Therapeutics,
IVERIC Bio, Albireo Pharma (sold by period-end) and
Argenx, along with a smaller benchmark-topping rally for
Horizon Therapeutics that was made more impactful by
the fact that it was one of the portfolio’s largest holdings before we eventually liquidated the position. Some of our
key contributors benefited from a pickup in merger-and-
acquisition (M&A) activity, none more so than autoimmune
drug developer Prometheus Biosciences, which posted an
outsized gain leading up to its buyout offer. There’s been
a raft of recent M&A deals driven by large pharmaceutical
companies looking to refill their pipelines by buying
biotechnology companies. Late in the annual period, Merck
(not held by the Fund) announced that it will buy Prometheus for US$10.8 billion (expected to close in the third quarter of
2023). Merck is looking to boost its pipeline to prepare for
Keytruda’s patent expiration around 2028. Prometheus has
drugs for ulcerative colitis and Crohn’s disease that soon
should enter late-stage trials.
PTC—focused on orally administered small molecule drugs
and gene therapies for rare disorders—made progress
with its drug development and clinical trial pipeline efforts.
The company reported a sizable first-quarter 2023 revenue
beat versus consensus estimates, driven by Translarna
sales, which came in 45% above consensus expectations
(Translarna is a protein restoration therapy indicated for the treatment of Duchenne muscular dystrophy). Translarna
sales appeared to be on track to meaningfully outpace
consensus expectations for the rest of 2023, while PTC was
preparing for upcoming readouts on three Phase 3 clinical
trials plus initial data from its Phase 2 Huntington’s disease trial in the second quarter of 2023.
Horizon, a biopharmaceutical company targeting unmet
therapeutic needs in arthritis pain and inflammatory
diseases, entered into preliminary discussions with
pharmaceutical giants Amgen, Johnson & Johnson (J&J;
not held by the Fund) and Sanofi (not held by the Fund
by period-end) about being acquired. Their interest in a
potential bidding war over Horizon hinged on its strong
product pipeline as it was marketing eight different drugs.
One of them—thyroid eye disease therapy Tepezza—is
already a blockbuster. Elsewhere in its product line-up,
Horizon believed that chronic gout drug Krystexxa had
potential peak U.S. sales of more than $1.5 billion. Shortly after the announcement, J&J and Sanofi dropped out of the
negotiations, and Amgen subsequently agreed to acquire
Horizon.
Conversely, stock selection and an underweighting in
the Fund’s core biotechnology industry allocation—which
averaged roughly three-quarters of the overall portfolio—
proved detrimental versus the benchmark index, though
these holdings still provided the bulk of the Fund’s absolute gains for the year under review.
The Fund’s investments in the life sciences tools and
services industry and health care services industry both
suffered steep, double-digit percentage declines. Although
these were much smaller allocations than biotechnology
or pharmaceuticals, they were nonetheless overweighted
versus the benchmark index, thereby amplifying the negative
impact on a relative basis. Some of our high-conviction,
overweight or off-index biotech holdings suffered large
double-digit percentage declines for company-specific
reasons, including key detractors Iovance Biotherapeutics,
Mirati Therapeutics, Ascendis Pharma, Kezar Life Sciences,
Heron Therapeutics and VistaGen Therapeutics (sold by
period-end). VistaGen fared worst, shedding most of its
equity value after its management announced unfavorable
Phase 3 clinical trial results in PH94B for the acute treatment of social anxiety disorder, which ultimately did not achieve its primary endpoint, as measured by changes from baseline
using the Subjective Units of Distress Scale compared to
placebo.
Cellular immunotherapy specialist Iovance—the Fund’s
single-largest detractor—saw its share value declined
substantially following the release of disappointing results from a pivotal melanoma drug trial using tumor-infiltrating
lymphocytes, or TILs (a type of immune cell that can
recognize and kill cancer cells). Iovance had previously
reported strong results for metastatic melanoma treatment
lifileucel in mid-2021 when it generated an overall response rate of 36%. However, in May 2022, the company reported
a median duration of response of 10.4 months, which was
substantially below what was observed in its previous trial.
The company attributed the difference to a more heavily
pre-treated patient population in the latest trial, which
we believe is a plausible explanation, but whether it will
negatively impact commercial uptake remains to be seen.
Iovance remained optimistic about the drug’s prospects and
was ready to present it to regulators as it sought to submit a biologics license application for lifileucel to the U.S. Food and Drug Administration (FDA).
Additional biotech industry weakness stemmed from an
underweighted stake in Gilead Sciences, which enjoyed a
huge rally; Gilead was still one of our largest positions and a

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Annual Report
top contributor in absolute terms. In some cases, the timing of trades factored into relative weakness. For example,
we initiated a small position in Alnylam Pharmaceuticals
(not held at period-end) that declined modestly from our
purchase date through period-end, which resulted in a wide
performance gap with the index as Alnylam shares rose
solidly for the full 12 months under review. A similar negative impact occurred with the Fund’s new position in Sarepta
Therapeutics—it depreciated from our purchase date
through period-end yet underwent an exceptional full-year
rally on the index.
The Fund held just one investment in the health care
services industry, Guardant Health, which shed substantial
equity value; most of its selloff occurred in December
2022. Guardant is a precision oncology company engaged
in the treatment of cancer through the use of proprietary
blood-based tests, vast data sets and advanced analytics.
Guardant reported results for Guardant Shield, a novel
colorectal cancer test. The 83% sensitivity for colorectal
cancer demonstrated by Guardant Shield fell short of the
roughly 85% consensus expectation in investor surveys,
but this result easily cleared the 74% minimum sensitivity
requirement that has been pre-specified for U.S. Medicare
coverage. In addition, there appeared to be disappointment
in the test’s advanced adenoma sensitivity, which fell below a key competitor’s blood-sample test metrics. Guardant
was obligated to pass through the FDA approval process
and gain coverage and reimbursement from Medicare and
commercial insurers. These events are not without risk, but
we still saw Shield as becoming a commercially competitive
screening test for colorectal, and eventually, other cancers.
Guardant submitted its application for FDA approval for
Shield in 2023’s first quarter, which was later than the
previous submission guidance.
It was a very difficult year for life sciences tools and services stocks, nearly across the board. Most of these companies—
including those held by the Fund and those tracked by
the benchmark index—were shunned by investors and
suffered double-digit percentage losses, including key
detractors Illumina (overweight) and Avantor (not an index
component). Illumina makes tools and consumables for gene
sequencing. Its sequencing devices are among the most
widely distributed in global hospitals and laboratories, and its ongoing years-long efforts to develop new technologies
place it at the cutting edge of the field, with few notable
competitors. However, the company has come under some
pressure as sales in one of its core markets decelerated
meaningfully. It offers three classes of gene sequencers:
low throughput, medium throughput and high throughput.
Illumina’s 2022 low-throughput device sales were close to
flat year-over-year. Additionally, legal issues surfaced around its US$7.1 billion acquisition of Grail, a cancer diagnostics biotech company, which hit some potential antitrust
roadblocks with U.S. and E.U. regulators, thereby prolonging the closing of the deal.
Although pharmaceuticals industry holdings were an
important net contributor during the year, relative gains
were pared by some overweight or off-benchmark outliers
to the downside. The worst of these detractors included a
major stake in Jazz Pharmaceuticals and smaller positions
in EyePoint Pharmaceuticals and Athira Pharma (not
held at period-end). In particular, we continued to see
strong potential in Jazz, which focuses on neurology and
oncology medications, and which has a connection to
novel cannabis-based therapies via acquisition: Its US$7.2
billion purchase of GW Pharmaceuticals in May 2021
brought with it cannabidiol-based Epidiolex, a drug used to
treat seizures caused by a variety of epileptic conditions,
including Lennox-Gastaut syndrome, Dravet syndrome and
tuberous sclerosis complex. However, Jazz is not a pure-
play medical cannabis company. It also makes the sleep
disorder drugs Xyrem and Xywav, which account for more
than half of its sales. Jazz also sells cancer drugs Rylaze
Vyxeos and Zepzelca. Jazz has been able to keep growing
through its own expanding product line, including 11 new
approvals and launches of therapies since 2015, plus its
willingness to acquire therapies, as it did through the GW
Pharma purchase. We still see upside potential based in
part on Jazz’s diversified revenue base and multiple growth
drivers. After growing revenues at an 18% year-over-year
rate in 2022 (from US$3.1 billion in 2021), its management is
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Vertex Pharmaceuticals, Inc. 7.1%
Biotechnology, United States
Amgen, Inc. 6.5%
Biotechnology, United States
Regeneron Pharmaceuticals, Inc. 6.5%
Biotechnology, United States
Gilead Sciences, Inc. 5.7%
Biotechnology, United States
AstraZeneca plc 4.9%
Pharmaceuticals, United Kingdom
Biogen, Inc. 4.4%
Biotechnology, United States
Jazz Pharmaceuticals plc 4.4%
Pharmaceuticals, United States
PTC Therapeutics, Inc. 4.2%
Biotechnology, United States
Intra-Cellular Therapies, Inc. 3.4%
Pharmaceuticals, United States
Illumina, Inc. 3.2%
Life Sciences Tools & Services, United States

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projecting sales could top US$5 billion in annual revenue by
2025 as Epidiolex rolls out to more countries. Furthermore,
Jazz expects that its strong pipeline could result in at least five products obtaining regulatory approval before the end of the decade.
Thank you for your continued participation in Franklin
Biotechnology Discovery Fund. We look forward to serving
your future investment needs.
Evan McCulloch, CFA
Lead Portfolio Manager
Wendy Lam, Ph.D.
Akiva Felt
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Biotechnology Discovery Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +10.58% +4.50%
5-Year +14.46% +1.58%
10-Year +104.79% +6.82%
Advisor
1-Year +10.86% +10.86%
5-Year +15.91% +3.00%
10-Year +110.07% +7.71%
See page 10 for Performance Summary footnotes.

Franklin Biotechnology Discovery Fund
Performance Summary
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See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Biotechnology Discovery Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund is a non-diversified fund that concentrates in a single sector, which involves risks such as patent considerations, product liability, government regulatory requirements, and regulatory approval for new drugs and medical products. Biotechnol-
ogy companies often are small and/or relatively new. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The NASDAQ Biotechnology Index is a modified capitalization-weighted index designed to measure the performance of NASDAQ-listed companies classified as either biotechnology or pharmaceuticals. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.1411
C —
R6 $0.5857
Advisor $0.4163
Total Annual Operating Expenses
6
Share Class
A 1.04%
Advisor 0.79%

Your Fund’s Expenses
Franklin Biotechnology Discovery Fund
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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,078.20 $5.26 $1,019.73 $5.11 1.02%
C $1,000 $1,074.20 $9.11 $1,016.01 $8.85 1.77%
R6 $1,000 $1,080.40 $3.21 $1,021.71 $3.12 0.62%
Advisor $1,000 $1,079.50 $3.98 $1,020.97 $3.86 0.77%

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Franklin Natural Resources Fund
This annual report for Franklin Natural Resources Fund
covers the fiscal year ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high total return. Total return
consists of capital appreciation and current dividend and
interest income. Under normal market conditions, the Fund
invests at least 80% of its net assets in equity and debt
securities of companies that own, produce, refine, process,
transport or market natural resources, as well as those that provide related services.
Performance Overview
The Fund’s Class A shares posted a +6.56% cumulative
total return for the 12 months under review. In comparison,
the Standard & Poor’s (S&P
®
) North American Natural
Resources Sector Index, which tracks companies involved
in industries such as mining, energy, timber and forestry
services, and the production of pulp and paper, posted
a +5.87% cumulative total return.
1
Also in comparison,
the Standard & Poor’s 500 Index (S&P 500), which is a
broad measure of the U.S. stock market, posted a +2.66%
cumulative total return.
1
Please note index performance
information is provided for reference and we do not attempt
to track any index but rather undertake investments on
the basis of fundamental research. The Fund’s strategy,
which focuses on companies with higher long-term growth
potential, differs from the natural resources index’s large
weighting in income-oriented companies that we believe
typically provide more limited opportunities for growth.
This difference may occasionally lead to wide performance
discrepancies, especially in periods when investors focus
on short-term “safety” and yield or, conversely, when
investors focus more heavily on companies with stronger
growth prospects and greater commodity price leverage.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 16 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We are research-driven, fundamental investors, pursuing a
growth strategy. As bottom-up investors focusing primarily
on individual securities, we choose companies that have
identifiable drivers of future earnings growth and that
present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation.
Also, in seeking sustainable growth characteristics, we look for companies that we believe can produce sustainable
earnings growth and cash flow growth or the potential
to generate income. We rely on a team of analysts to
help provide in-depth industry expertise and use both
qualitative and quantitative analysis to evaluate companies
for distinct and sustainable competitive advantages
likely to lead to growth in earnings and/or share price.
Competitive advantages, such as a particular product niche,
proven technology, sound financial position and strong
management, are all factors we believe may contribute to
strong growth potential.
Sector Overview
Prices in the global commodities complex began the annual
period on an upward track that peaked around mid-June
2022 as demand began to loosen and commodity supply-
chain issues—tied in part to geopolitical tensions and
resulting shifts in global trade—began to resolve. From there, key commodity indexes began to lose steam in response to
emerging demand pressures related to weakening economic
data, a slower-than-anticipated recovery in China, and a
wave of interest-rate increases amid historically elevated
inflation. Commodity gauges were largely rangebound at
lower levels from July through period-end, though they did
succeed in generating a second successive calendar year of
gains in 2022. Owing in part to a quickly fading war premium, downward price trajectories since the 2022 peaks (following
Geographic Composition
4/30/23
% of Total
Net Assets
North America 83.8%
Europe 8.3%
Latin America & Caribbean 3.6%
Australia & New Zealand 3.4%
Other 0.8%
Short-Term Investments & Other Net Assets 0.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
31
.

Franklin Natural Resources Fund
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Annual Report
Russia’s invasion of Ukraine) occurred in most commodities,
particularly energy products and grains. For example, Brent
crude oil fell roughly 40% since it peaked in March 2022, the price of U.S. natural gas was about 75% below its August
2022 peak, and the Bloomberg Agriculture Spot Index was
down about 20% on a year-ago basis. Additionally, many
economists, the International Monetary Fund and the World
Bank warned of a potential longer-term structural growth
slowdown across the globe linked to weak investment, slow
productivity growth, surging government debt, restrictive
trade measures such as tariffs, and the continuing negative
effects of the COVID-19 pandemic following three years
of disruptions. By the spring of 2023, the commodities
complex was still climbing a “wall of worry” even though
many analysts agreed the underlying fundamentals were
holding, though they noted there might continue to be a
bifurcation in commodities performance as idiosyncratic
factors (particularly with respect to supply dynamics) drive divergence in returns.
For the full year under review, U.S. benchmark crude oil
futures prices fell 26.7% (to US$76.78 per barrel), while
international oil prices fell 27.3% (to US$79.54 per barrel).
U.S. natural gas futures were loss leaders that declined
66.7% (to US$2.41 per million British thermal units).
Industrial metals prices generally fell from the beginning of the reporting period through mid-July 2022, then remained
relatively unchanged through October before rising through
January 2023, at which point they gave back most of that
rally’s gains through period-end. In particular, copper futures prices were down 12.0% for the year while iron ore declined
19.9%. Most precious metals fared better than their base
metals counterparts: although palladium prices dropped
35.2% in response to declining industrial and automotive
demand, platinum prices advanced 14.8%, silver gained
10.0% and gold spot prices climbed 4.9% and approached
record highs. In the agricultural complex, most fertilizer
prices dwindled steadily through year-end, as did major
crop prices: wheat futures came down from all-time highs
and lost 40.6% overall, while corn and soybeans fell 22.3%
and 15.5%, respectively. Although demand dynamics began
to loosen as investors braced for a downshift in economic
activity, the global economy began the Fund’s annual period
the way it spent most of the fiscal year—hard-pressed to
satisfy commodity needs, which kept some support under
prices.
As the energy and raw materials price spikes from roughly
one year faded amid the rebalance in supply and demand,
the Refinitiv CoreCommodity CRB Index (CRB), which tracks
19 significant commodities, declined 13.0% on a price-only
basis. The U.S. dollar, which fell 0.4% versus a basket of
six other major currencies, was mildly supportive of dollar-
denominated commodities. In U.S. and global stock markets,
natural resources equities generally fared better than the
commodities and refined products they make. Energy was
by far the top-performing sector, having topped the broad
equity index averages and the 10 other sector groups by
wide margins. Materials sector stocks fared considerably
worse than energy; on average, they lost roughly 3% to 4%
of their value in U.S. and global equity markets. Despite the preponderance of multiyear and even all-time price peaks
across the commodities complex recently, natural resources
companies as a group continued to take a conservative
approach toward investing in more capacity to alleviate
prospective supply shortages. Within the energy sector,
profit margins in early 2023 were rolling over from the record highs achieved during 2022, while most earnings estimates
for materials-focused industries have drifted downward.
Today’s economic backdrop is unprecedented as we have
seen soaring liquidity, followed by four-decade high annual
inflation rates in some regions, followed by aggressive rate hikes by numerous central banks. Now, inflation is subsiding, and many investors are expecting deterioration in company
earnings and an economic slump. While such an outcome
can temporarily depress demand, supply is also likely
to remain constrained when economic growth recovers,
potentially leading to a resumption of pricing strength
necessary to incentivize additional investment, which we
think should present a healthy backdrop for related equities.
Portfolio Composition
4/30/23
% of Total
Net Assets
Oil & Gas Exploration & Production 21.5%
Integrated Oil & Gas 16.7%
Oil & Gas Equipment & Services 13.1%
Oil & Gas Storage & Transportation 7.9%
Copper 6.7%
Gold 6.7%
Oil & Gas Refining & Marketing 5.2%
Diversified Metals & Mining 5.1%
Industrial Gases 3.0%
Fertilizers & Agricultural Chemicals 1.9%
Electrical Components & Equipment 1.9%
Oil & Gas Drilling 1.5%
Metal, Glass & Plastic Containers 1.2%
Specialty Chemicals 1.1%
Other 6.4%
Short-Term Investments & Other Net Assets 0.1%

Franklin Natural Resources Fund
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Manager’s Discussion
The Fund outperformed its benchmark, the S&P North
American Natural Resources Sector Index, with the support
of favorable allocation decisions. Twenty out of 31 industries contributed to relative performance, with notable strength
in oilfield services (based on a supportive combination of
overweighting and stock selection versus the index); paper
and plastic packaging products and materials (aided by a
substantial underweighting versus the index as this industry posted negative returns); and oil and gas exploration and
production, or E&P (resulting primarily from strong stock
selection as the Fund’s E&P returns were much higher than
E&P companies tracked by the index).
Several of the Fund’s oilfield services holdings had robust
double-digit percentage gains, led by overweighted or off-
benchmark contributors such as TechnipFMC, Nine Energy
Service and Oceaneering International. Our results in
E&P—the portfolio’s single-largest industry exposure—were
boosted by the avoidance of several natural gas-focused
index component stocks that suffered large double-digit
percentage losses. To a lesser extent, relative returns were also helped by stock selection among copper-focused
miners, with off-benchmark positions in ERO Copper and
Capstone Copper serving as key contributors. We also kept
much less exposure to Enbridge and other energy pipeline
and infrastructure names than the index, which strengthened
relative returns as these stocks generally missed the energy sector rally and sold off. Elsewhere in the portfolio, stock selection in the oil and gas refining and marketing industry added incrementally to the Fund’s relative gains, as did
select holdings in the gold industry, where key contributor
Alamos Gold (overweighted) benefited from the rise in gold
prices, finished 2022 with record production, and provided
forward guidance with an estimated 9% higher production
and 5% lower all-in sustaining costs in 2023.
The Fund did not invest in several industries that suffered
double-digit percentage declines on the index, resulting
in a net beneficial outcome in relative terms. These key
contributors-of-omission included aluminum- and silver-
focused mining companies, forest products and coal
producers.
Aside from our core holdings in the energy and materials
sectors, returns were further aided by investments in several off-benchmark industries, many of which are focused on the
long-term transition to renewable energy sources currently
underway globally. Chemical ingredients distributor Univar
Solutions, which received an acquisition offer, was among
them, as was water and wastewater technology solutions
provider Xylem. Stocks linked to solar, wind and next-
generation energy grid solutions also offered strong support as the shares of Shoals Technologies Group more than
doubled in value, while those of Fluence Energy nearly
doubled. Our newest investment in the electrical components
and equipment industry, NEXTracker (purchased during the
period), also enjoyed a robust rally through April-end. To a lesser extent, investments linked to windmill manufacturing
(TPI Composites), offshore windmill construction (Eneti)
and solar inverters for photovoltaic arrays (SolarEdge
Technologies) also fared better than the benchmark index.
Conversely, the Fund underperformed its benchmark in 11
industries, none more so than the integrated oil and gas
industry, where an average roughly 17.5% of the portfolio
was invested and where our underweighting versus the
index proved detrimental, though this impact was effectively offset by weightings in other energy industries. Relative
performance was split among the oil and gas majors,
which gave us some of our top performers for the year
under review (namely off-benchmark Europe-based energy
conglomerates TotalEnergies and Shell) as well as some of
our biggest detractors, as was the case with much lighter-
than-index stakes in Exxon Mobil and Chevron—both of
which rallied solidly and still served as key contributors to the
Fund’s absolute, standalone gains. Elsewhere in the energy
sector, stock selection and overweighting worked against
us in the oil and gas drilling industry; although this was a small allocation (averaging just 1.5% of total net assets),
the hindrance was pronounced as a sizable negative
performance gap opened up between the index’s constituent
companies—primarily offshore-focused drilling contractors—
and the Fund’s positions, which emphasize onshore-
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
ConocoPhillips 4.4%
Oil, Gas & Consumable Fuels, United States
Exxon Mobil Corp. 4.3%
Oil, Gas & Consumable Fuels, United States
Chevron Corp. 4.0%
Oil, Gas & Consumable Fuels, United States
EOG Resources, Inc. 3.5%
Oil, Gas & Consumable Fuels, United States
Shell plc 3.0%
Oil, Gas & Consumable Fuels, Netherlands
Canadian Natural Resources Ltd. 3.0%
Oil, Gas & Consumable Fuels, Canada
Schlumberger NV 2.9%
Energy Equipment & Services, United States
Freeport-McMoRan, Inc. 2.6%
Metals & Mining, United States
Pioneer Natural Resources Co. 2.3%
Oil, Gas & Consumable Fuels, United States
Suncor Energy, Inc. 2.0%
Oil, Gas & Consumable Fuels, Canada

Franklin Natural Resources Fund
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Annual Report
focused drillers. In particular, our overweight investments
in Patterson-UTI Energy and Helmerich & Payne were key
points of weakness as they both lost more than a quarter of
their share value during the year under review.
Diversified metals and mining companies hampered relative
and absolute returns, with results versus the index pressured by their significant overweighting (such companies averaged
just over 1% of the index but nearly 5% of the Fund’s
globally diversified portfolio). Some of our related off-index holdings sustained heavy equity losses including key
detractors 29Metals and Anglo American.
Relative returns were further restrained by substantial
declines in industries that were not included on the
benchmark. Battery electric heavy-duty vehicle and energy
storage systems manufacturer Proterra, our sole investment
in the construction machinery and heavy transportation
equipment industry, was a standout detractor in this regard.
In the steel industry, our sole position in, iron ore mining giant Vale, tracked the metal’s price lower over the 12-month period. Our small exposure to fertilizers and agricultural
chemicals producers was hampered by a substantial decline
for Nutrien, while Bunge and Darling Ingredients led to
negative returns in the agricultural products and services
industry. In the diversified chemicals industry, Huntsman
International traded lower and further impaired relative
performance, as did all three of our holdings in the specialty chemicals industry, which included lithium miner Albemarle.
On the reclamation side of the lithium value chain, our
off-index position in lithium-ion battery recycling specialist
Li-Cycle Holdings traded lower and hurt results within the
environmental facilities and services industry.
The rest of the major detractors were individual securities
that served to lessen the Fund’s measure of outperformance
in other industries. These included SSR Mining, which shed
just over a third of its equity value and nearly eliminated our performance advantage in the gold industry; and two battery
manufacturing startups, SES AI and FREYR Battery, which
partially offset our aforementioned gains in the electrical
components and equipment industry. Within the energy
sector, an off-index position in Aker BP fared poorly in the
E&P industry, while overweighted positions in NexTier
Oilfield Solutions, Liberty Energy and Cactus sustained
double-digit percentage declines that dragged on our
otherwise strong results in the oilfield services industry.
Thank you for your continued participation in Franklin Natural
Resources Fund. We look forward to serving your future
investment needs.
Frederick G. Fromm, CFA
Lead Portfolio Manager
Matthew Adams, CFA
Stephen M. Land, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Natural Resources Fund
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +6.56% +0.71%
5-Year +11.05% +0.97%
10-Year -1.75% -0.74%
Advisor
1-Year +6.86% +6.86%
5-Year +12.44% +2.37%
10-Year +0.84% +0.08%
See page 18 for Performance Summary footnotes.

Franklin Natural Resources Fund
Performance Summary
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See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Natural Resources Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Investing in a fund concentrating in the natural resources sector involves special risks, includ-
ing increased susceptibility to adverse economic and regulatory developments affecting the sector. Growth stock prices may fall dramatically if the company fails to meet projections of earnings or revenue; their prices may be more volatile than other securities, particularly over the short term. Smaller companies can be particularly sensitive to changes in economic conditions and have less certain growth prospects than larger, more established companies and can be volatile, especially over the short term. The Fund may also invest in foreign companies, which involve special risks, including currency fluctuations and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The S&P North American Natural Resources Sector Index is a modified capitalization-weighted index that includes companies involved in extractive industries (mining), energy and forestry services, producers of pulp and paper, and owners and operators of timber tracts or plantations. The S&P 500 is a market capitaliza-
tion-weighted index of 500 stocks designed to measure total U.S. equity market performance.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.6782
C $0.5386
R6 $0.7529
Advisor $0.7215
Total Annual Operating Expenses
6
Share Class
A 1.10%
Advisor 0.85%

Your Fund’s Expenses
Franklin Natural Resources Fund
19
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,010.20 $4.67 $1,020.15 $4.69 0.94%
C $1,000 $1,006.10 $8.39 $1,016.43 $8.43 1.69%
R6 $1,000 $1,011.90 $2.64 $1,022.17 $2.66 0.53%
Advisor $1,000 $1,011.30 $3.42 $1,021.39 $3.44 0.69%

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $101.90 $163.50 $150.48 $138.85 $146.14
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.47) (0.75) (0.99) (0.69) (0.99)
Net realized and unrealized gains (losses) ........... 11.21 (43.17) 38.85 26.48 (1.75)
Total from investment operations .................... 10.74 (43.92) 37.86 25.79 (2.74)
Less distributions from:
Net investment income .......................... (0.14) (1.01) — — —
Net realized gains ............................. — (16.67) (24.84) (14.16) (4.55)
Total distributions ............................... (0.14) (17.68) (24.84) (14.16) (4.55)
Net asset value, end of year ....................... $112.50 $101.90 $163.50 $150.48 $138.85
Total return
c
................................... 10.58% (28.56)% 24.26% 18.52% (1.60)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.06% 1.04% 0.98% 1.03% 1.02%
Expenses net of waiver and payments by affiliates ....... 1.06%
e
1.04%
d,e
0.97%
d
1.01%
d
1.00%
d
Net investment (loss) ............................ (0.45)% (0.54)% (0.58)% (0.49)% (0.67)%
Supplemental data
Net assets, end of year (000’s) ..................... $686,534 $705,915 $1,160,451 $960,305 $924,611
Portfolio turnover rate ............................ 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $94.59 $152.95 $143.00 $133.51 $141.75
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.16) (1.51) (2.16) (1.70) (2.03)
Net realized and unrealized gains (losses) ........... 10.35 (40.18) 36.95 25.35 (1.66)
Total from investment operations .................... 9.19 (41.69) 34.79 23.65 (3.69)
Less distributions from:
Net realized gains ............................. — (16.67) (24.84) (14.16) (4.55)
Net asset value, end of year ....................... $103.78 $94.59 $152.95 $143.00 $133.51
Total return
c
................................... 9.75% (29.00)% 23.33% 17.62% (2.33)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.81% 1.66% 1.73% 1.78% 1.77%
Expenses net of waiver and payments by affiliates ....... 1.81%
e
1.66%
d,e
1.72%
d
1.76%
d
1.75%
d
Net investment (loss) ............................ (1.20)% (1.16)% (1.32)% (1.24)% (1.42)%
Supplemental data
Net assets, end of year (000’s) ..................... $29,573 $33,905 $64,801 $48,363 $46,508
Portfolio turnover rate ............................ 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $108.06 $172.21 $156.99 $143.83 $150.65
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.08) (0.23) (0.45) (0.18) (0.46)
Net realized and unrealized gains (losses) ........... 11.94 (45.64) 40.51 27.50 (1.81)
Total from investment operations .................... 11.86 (45.87) 40.06 27.32 (2.27)
Less distributions from:
Net investment income .......................... (0.59) (1.61) — — —
Net realized gains ............................. — (16.67) (24.84) (14.16) (4.55)
Total distributions ............................... (0.59) (18.28) (24.84) (14.16) (4.55)
Net asset value, end of year ....................... $119.33 $108.06 $172.21 $156.99 $143.83
Total return .................................... 11.03% (28.29)% 24.67% 18.95% (1.24)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.74% 0.71% 0.74% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.65% 0.66%
c
0.64%
c
0.64%
c
0.63%
c
Net investment (loss) ............................ (0.08)% (0.16)% (0.25)% (0.12)% (0.30)%
Supplemental data
Net assets, end of year (000’s) ..................... $11,692 $9,614 $16,721 $9,484 $6,164
Portfolio turnover rate ............................ 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Biotechnology Discovery Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $106.46 $169.95 $155.30 $142.56 $149.54
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.22) (0.42) (0.59) (0.34) (0.63)
Net realized and unrealized gains (losses) ........... 11.72 (44.99) 40.08 27.24 (1.80)
Total from investment operations .................... 11.50 (45.41) 39.49 26.90 (2.43)
Less distributions from:
Net investment income .......................... (0.42) (1.41) — — —
Net realized gains ............................. — (16.67) (24.84) (14.16) (4.55)
Total distributions ............................... (0.42) (18.08) (24.84) (14.16) (4.55)
Net asset value, end of year ....................... $117.54 $106.46 $169.95 $155.30 $142.56
Total return .................................... 10.86% (28.39)% 24.56% 18.82% (1.36)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.79% 0.73% 0.78% 0.77%
Expenses net of waiver and payments by affiliate s ....... 0.81%
d
0.79%
c,d
0.72%
c
0.76%
c
0.75%
c
Net investment (loss) ............................ (0.20)% (0.29)% (0.33)% (0.24)% (0.42)%
Supplemental data
Net assets, end of year (000’s) ..................... $110,607 $110,726 $206,375 $159,348 $153,874
Portfolio turnover rate ............................ 24.08% 26.25% 47.30% 32.92% 28.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
1
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.1%
Biotechnology 72.3%
a
89bio, Inc. ........................................... United States 226,400 $ 3,617,872
a
Alector, Inc. .......................................... United States 303,345 2,002,077
Amgen, Inc. ......................................... United States 228,082 54,680,379
a
Apellis Pharmaceuticals, Inc. ............................. United States 50,736 4,232,904
a,b,c
Applied Therapeutics, Inc. ............................... United States 2,584,054 4,392,892
a
Arcutis Biotherapeutics, Inc. ............................. United States 402,520 5,570,877
a
Argenx SE, ADR ...................................... Netherlands 68,085 26,408,810
a
Ascendis Pharma A/S, ADR ............................. Denmark 309,111 21,625,406
a
Avidity Biosciences, Inc. ................................ United States 109,386 1,356,386
a,b
Benitec Biopharma, Inc. ................................ Australia 6,203,064 1,247,436
a
Biogen, Inc. ......................................... United States 121,375 36,925,916
a
BioMarin Pharmaceutical, Inc. ............................ United States 259,989 24,969,344
a
Candel Therapeutics, Inc. ............................... United States 400,800 517,032
a,c
Centessa Pharmaceuticals plc, ADR ....................... United States 278,993 1,316,847
a
Chinook Therapeutics, Inc. .............................. United States 360,446 7,212,524
a
Crinetics Pharmaceuticals, Inc. ........................... United States 43,322 846,512
a
CRISPR Therapeutics AG ............................... Switzerland 72,193 3,533,125
a
Cullinan Oncology, Inc. ................................. United States 201,050 1,956,216
a
Cytokinetics, Inc. ...................................... United States 232,424 8,692,658
a
Day One Biopharmaceuticals, Inc. ......................... United States 812,564 10,075,794
a
Dyne Therapeutics, Inc. ................................ United States 355,434 3,682,296
a,c
Equillium, Inc. ........................................ United States 294,800 183,366
Gilead Sciences, Inc. .................................. United States 582,227 47,864,882
a
Harpoon Therapeutics, Inc. .............................. United States 445,299 260,544
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 4,157,828
a
HilleVax, Inc. ......................................... United States 423,056 5,922,784
a
Insmed, Inc. ......................................... United States 780,500 15,219,750
a
Iovance Biotherapeutics, Inc. ............................. United States 738,792 4,166,787
a
IVERIC bio, Inc. ...................................... United States 336,229 11,058,572
a,c
Jasper Therapeutics, Inc. ............................... United States 1,439,300 1,914,269
a
Karuna Therapeutics, Inc. ............................... United States 38,051 7,550,840
a
Keros Therapeutics, Inc. ................................ United States 153,551 6,810,755
a
Kezar Life Sciences, Inc. ................................ United States 449,150 1,091,435
a
Kura Oncology, Inc. .................................... United States 178,292 1,736,564
a
Legend Biotech Corp., ADR ............................. United States 134,634 9,250,702
a
Merus NV ........................................... Netherlands 404,226 7,753,055
a
Mineralys Therapeutics, Inc. ............................. United States 143,600 1,931,420
a
Mirati Therapeutics, Inc. ................................ United States 132,023 5,849,939
a
Mirum Pharmaceuticals, Inc. ............................. United States 190,863 5,124,672
a
Moderna, Inc. ........................................ United States 104,548 13,893,384
a
Neurocrine Biosciences, Inc. ............................. United States 177,673 17,952,080
a
PTC Therapeutics, Inc. ................................. United States 643,974 35,508,726
a
Regeneron Pharmaceuticals, Inc. ......................... United States 68,033 54,548,179
a,c
Reneo Pharmaceuticals, Inc. ............................. United States 158,423 1,619,083
a
Rocket Pharmaceuticals, Inc. ............................ United States 217,526 3,898,066
a
Roivant Sciences Ltd. .................................. United States 518,500 4,433,175
a
Sage Therapeutics, Inc. ................................ United States 101,070 4,937,269
a
Sarepta Therapeutics, Inc. .............................. United States 33,443 4,105,797
a
Seagen, Inc. ......................................... United States 129,021 25,804,200
a
Sutro Biopharma, Inc. .................................. United States 564,189 2,403,445
a,c
Taysha Gene Therapies, Inc. ............................. United States 304,256 235,798
a
Travere Therapeutics, Inc. ............................... United States 133,723 2,884,405
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 60,696 2,650,594
a
Vaxcyte, Inc. ......................................... United States 155,107 6,643,233
a
Vertex Pharmaceuticals, Inc. ............................. United States 175,594 59,830,144
a
Xenon Pharmaceuticals, Inc. ............................. Canada 55,051 2,217,454
606,276,499

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.5%
a
Guardant Health, Inc. .................................. United States 173,066 $ 3,904,369
Life Sciences Tools & Services 5.5%
a
Avantor, Inc. ......................................... United States 374,400 7,293,312
a
Illumina, Inc. ......................................... United States 129,900 26,702,244
Thermo Fisher Scientific, Inc. ............................ United States 22,679 12,584,577
46,580,133
Pharmaceuticals 18.8%
AstraZeneca plc, ADR .................................. United Kingdom 560,008 41,003,786
a
Catalent, Inc. ........................................ United States 22,700 1,137,724
a
Cymabay Therapeutics, Inc. ............................. United States 796,553 8,570,910
a
DICE Therapeutics, Inc. ................................ United States 108,800 3,536,000
a
EyePoint Pharmaceuticals, Inc. ........................... United States 923,900 5,802,092
a
Intra-Cellular Therapies, Inc. ............................. United States 461,126 28,658,981
a
Jazz Pharmaceuticals plc ............................... United States 261,163 36,685,567
a
Marinus Pharmaceuticals, Inc. ............................ United States 327,606 2,981,214
a
Pliant Therapeutics, Inc. ................................ United States 300,500 8,489,125
a
Revance Therapeutics, Inc. .............................. United States 376,766 11,992,462
a,c
Structure Therapeutics, Inc., ADR ......................... United States 98,555 2,468,803
a
Terns Pharmaceuticals, Inc. ............................. United States 465,400 6,073,470
157,400,134
Total Common Stocks (Cost $567,146,470) .....................................
814,161,135
Preferred Stocks 0.7%
Biotechnology 0.2%
a,d,e
Pipeline Therapeutics, Inc., C ............................ United States 779,505 1,435,375
a
Health Care Providers & Services 0.1%
a,b,d,e
Artiva Biotherapeutics, Inc., B ............................ United States 189,499 829,888
a
Life Sciences Tools & Services 0.4%
f
Sartorius AG, 0.41% ................................... Germany 9,200 3,576,265
Total Preferred Stocks (Cost $8,357,518) .......................................
5,841,528
Warrants
Warrants 0.4%
Biotechnology 0.4%
a,b
Applied Therapeutics, Inc., 6/27/27 ........................ United States 814,000 1,383,719
a,b,d
Applied Therapeutics, Inc., 6/27/27 ........................ United States 1,628,100 1,457,250
a,b,d
Benitec Biopharma, Inc., II, 9/14/27 ........................ Australia 7,019,473 366,803
3,207,772
Pharmaceuticals 0.0%
†
a
Nuvation Bio, Inc., 7/07/27 .............................. United States 115,266 15,849
Total Warrants (Cost $814,621) ................................................
3,223,621

Franklin Strategic Series
Schedule of Investments
Franklin Biotechnology Discovery Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
See Abbreviations on page 52.
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Sanofi SA, Escrow Account .............................. France 2,333,755 $ —
Total Escrows and Litigation Trusts (Cost $9,748) ...............................
—
Total Long Term Investments (Cost $576,328,357) ...............................
823,226,284
a
Short Term Investments 2.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 16,832,344 16,832,344
Total Money Market Funds (Cost $16,832,344) ..................................
16,832,344
a a a
i
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 2,337,680 2,337,680
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,337,680) ............................................................
2,337,680
Total Short Term Investments (Cost $19,170,024 ) ................................
19,170,024
a
Total Investments (Cost $595,498,381) 100.5% ..................................
$842,396,308
Other Assets, less Liabilities (0.5)% ...........................................
(3,990,915)
Net Assets 100.0% ...........................................................
$838,405,393
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
A portion or all of the security is on loan at April 30, 2023. See Note 1(c).
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 7 regarding restricted securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) re garding securities on loan.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.01 $20.02 $13.60 $23.58 $27.96
Income from investment operations
a
:
Net investment income
b
......................... 0.68 0.50 0.28 0.34 0.31
Net realized and unrealized gains (losses) ........... 1.09 6.77 6.54 (9.96) (4.20)
Total from investment operations .................... 1.77 7.27 6.82 (9.62) (3.89)
Less distributions from:
Net investment income .......................... (0.68) (0.28) (0.40) (0.36) (0.49)
Net asset value, end of year ....................... $28.10 $27.01 $20.02 $13.60 $23.58
Total return
c
................................... 6.56% 36.63% 50.55% (41.30)% (13.69)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 1.10% 1.24% 1.17% 1.03%
Expenses net of waiver and payments by affiliates ....... 0.96%
d
1.10%
e
1.24%
d,e
1.17%
d,e
1.03%
d,e
Net investment income ........................... 2.45% 2.17% 1.71% 1.75% 1.21%
Supplemental data
Net assets, end of year (000’s) ..................... $301,153 $289,403 $176,127 $123,467 $247,362
Portfolio turnover rate ............................ 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.45 $19.58 $13.25 $22.82 $27.17
Income from investment operations
a
:
Net investment income
b
......................... 0.46 0.32 0.15 0.19 0.11
Net realized and unrealized gains (losses) ........... 1.06 6.63 6.38 (9.70) (4.07)
Total from investment operations .................... 1.52 6.95 6.53 (9.51) (3.96)
Less distributions from:
Net investment income .......................... (0.54) (0.08) (0.20) (0.06) (0.39)
Net asset value, end of year ....................... $27.43 $26.45 $19.58 $13.25 $22.82
Total return
c
................................... 5.75% 35.59% 49.42% (41.71)% (14.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 1.86% 1.99% 1.92% 1.78%
Expenses net of waiver and payments by affiliates ....... 1.71%
d
1.86%
e
1.99%
d,e
1.92%
d,e
1.78%
d,e
Net investment income ........................... 1.72% 1.41% 0.93% 1.00% 0.46%
Supplemental data
Net assets, end of year (000’s) ..................... $25,090 $30,427 $27,753 $23,391 $49,620
Portfolio turnover rate ............................ 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $29.17 $21.58 $14.63 $25.22 $29.79
Income from investment operations
a
:
Net investment income
b
......................... 0.79 0.64 0.39 0.54 0.45
Net realized and unrealized gains (losses) ........... 1.24 7.31 7.05 (10.76) (4.49)
Total from investment operations .................... 2.03 7.95 7.44 (10.22) (4.04)
Less distributions from:
Net investment income .......................... (0.75) (0.36) (0.49) (0.37) (0.53)
Net asset value, end of year ....................... $30.45 $29.17 $21.58 $14.63 $25.22
Total return .................................... 6.99% 37.24% 51.43% (41.02)% (13.31)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.80% 0.89% 0.72% 0.62%
Expenses net of waiver and payments by affiliates ....... 0.56%
c
0.65% 0.72%
c
0.66%
c
0.59%
c
Net investment income ........................... 2.65% 2.53% 2.22% 2.26% 1.65%
Supplemental data
Net assets, end of year (000’s) ..................... $12,387 $4,943 $1,722 $839 $15,627
Portfolio turnover rate ............................ 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Strategic Series
Financial Highlights
Franklin Natural Resources Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.97 $21.44 $14.54 $25.20 $29.80
Income from investment operations
a
:
Net investment income
b
......................... 0.80 0.60 0.33 0.41 0.40
Net realized and unrealized gains (losses) ........... 1.18 7.24 7.01 (10.64) (4.49)
Total from investment operations .................... 1.98 7.84 7.34 (10.23) (4.09)
Less distributions from:
Net investment income .......................... (0.72) (0.31) (0.44) (0.43) (0.51)
Net asset value, end of year ....................... $30.23 $28.97 $21.44 $14.54 $25.20
Total return .................................... 6.86% 36.93% 50.95% (41.15)% (13.50)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.85% 1.00% 0.92% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.71%
c
0.85%
d
1.00%
c,d
0.92%
c,d
0.78%
c,d
Net investment income ........................... 2.71% 2.39% 1.93% 2.00% 1.46%
Supplemental data
Net assets, end of year (000’s) ..................... $82,840 $87,707 $39,562 $28,334 $62,639
Portfolio turnover rate ............................ 23.76% 27.45% 49.23% 25.60% 29.83%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares a Value
a
Common Stocks 99.4%
Agricultural Products & Services 1.0%
Bunge Ltd. .......................................... United States 23,800 $ 2,227,680
a
Darling Ingredients, Inc. ................................ United States 34,400 2,049,208
4,276,888
Construction Machinery & Heavy Transportation Equipment 0.1%
a
Proterra, Inc. ......................................... United States 496,800 581,256
a
Construction Materials 0.8%
Martin Marietta Materials, Inc. ............................ United States 9,000 3,268,800
Copper 6.7%
Antofagasta plc ....................................... Chile 222,500 4,092,443
a
Capstone Copper Corp. ................................ Canada 882,800 4,151,363
a
ERO Copper Corp. .................................... Brazil 246,200 4,849,118
First Quantum Minerals Ltd. ............................. Zambia 38,400 933,211
Freeport-McMoRan, Inc. ................................ United States 290,100 10,997,691
a
Imperial Metals Corp. .................................. Canada 122,760 160,405
Lundin Mining Corp. ................................... Chile 403,100 3,079,939
28,264,170
Diversified Chemicals 0.9%
Huntsman Corp. ...................................... United States 135,500 3,630,045
Diversified Metals & Mining 5.1%
29Metals Ltd. ........................................ Australia 1,285,800 1,017,148
a
Aclara Resources, Inc. ................................. United Kingdom 489,200 166,124
a,b
Aclara Resources, Inc., 144A ............................ United Kingdom 510,754 173,444
Anglo American plc .................................... South Africa 84,900 2,616,124
BHP Group Ltd., ADR .................................. Australia 127,700 7,539,408
Glencore plc ......................................... Australia 364,400 2,150,919
Rio Tinto plc, ADR ..................................... Australia 55,900 3,577,041
Teck Resources Ltd., B ................................. Canada 90,000 4,194,000
21,434,208
Electrical Components & Equipment 1.9%
a
Fluence Energy, Inc. ................................... United States 93,500 1,688,610
a
FREYR Battery SA .................................... Norway 373,500 2,640,645
a
NEXTracker, Inc., A .................................... United States 45,500 1,432,795
a
SES AI Corp. ........................................ United States 77,544 126,397
a,c
SES AI Corp. ........................................ United States 150,000 244,500
a
Shoals Technologies Group, Inc., A ........................ United States 83,900 1,752,671
7,885,618
Environmental & Facilities Services 0.3%
a
Li-Cycle Holdings Corp. ................................. Canada 120,000 570,000
a,c
Li-Cycle Holdings Corp. ................................. Canada 173,800 825,550
1,395,550
Fertilizers & Agricultural Chemicals 1.9%
Corteva, Inc. ......................................... United States 70,700 4,321,184
Nutrien Ltd. .......................................... Canada 52,300 3,629,620
7,950,804
Gold 6.7%
Agnico Eagle Mines Ltd. ................................ Canada 103,300 5,861,242
Alamos Gold, Inc., A ................................... Canada 394,800 5,103,313
Barrick Gold Corp. .................................... Canada 333,791 6,355,381
Newmont Corp. ....................................... United States 149,600 7,091,040

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
SSR Mining, Inc. ...................................... Canada 268,000 $ 3,837,760
28,248,736
Heavy Electrical Equipment 0.5%
a
TPI Composites, Inc. ................................... United States 164,400 2,031,984
a
Industrial Gases 3.0%
Air Products and Chemicals, Inc. .......................... United States 21,700 6,387,612
Linde plc ............................................ United States 17,500 6,465,375
12,852,987
Industrial Machinery & Supplies & Components 0.8%
Xylem, Inc. .......................................... United States 31,200 3,239,808
Integrated Oil & Gas 16.5%
Chevron Corp. ....................................... United States 100,100 16,874,858
Exxon Mobil Corp. ..................................... United States 151,400 17,916,676
Occidental Petroleum Corp. ............................. United States 99,000 6,091,470
Shell plc, ADR ........................................ Netherlands 207,400 12,854,652
Suncor Energy, Inc. .................................... Canada 274,900 8,608,636
TotalEnergies SE, ADR ................................. France 123,310 7,883,208
70,229,500
Marine Transportation 0.3%
Eneti, Inc. ........................................... United States 155,500 1,332,635
Metal, Glass & Plastic Containers 1.2%
Ball Corp. ........................................... United States 57,600 3,063,168
Crown Holdings, Inc. ................................... United States 22,100 1,895,738
4,958,906
Oil & Gas Drilling 1.5%
Helmerich & Payne, Inc. ................................ United States 76,400 2,533,424
Patterson-UTI Energy, Inc. .............................. United States 245,900 2,751,621
a
Precision Drilling Corp. ................................. Canada 24,800 1,233,304
6,518,349
Oil & Gas Equipment & Services 12.8%
Baker Hughes Co. ..................................... United States 195,600 5,719,344
Cactus, Inc., A ........................................ United States 48,200 1,951,136
ChampionX Corp. ..................................... United States 117,800 3,190,024
Halliburton Co. ....................................... United States 167,800 5,495,450
Liberty Energy, Inc., A .................................. United States 264,600 3,389,526
a
NexTier Oilfield Solutions, Inc. ............................ United States 402,200 3,249,776
a
Nine Energy Service, Inc. ............................... United States 105,492 407,199
a
Oceaneering International, Inc. ........................... United States 147,600 2,616,948
a
Oil States International, Inc. ............................. United States 188,200 1,324,928
a
Ranger Energy Services, Inc. ............................ United States 327,795 3,671,304
Schlumberger NV ..................................... United States 251,800 12,426,330
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 17,600 1,105,505
Select Energy Services, Inc., A ........................... United States 312,900 2,324,847
d
Technip Energies NV ................................... France 76,999 1,708,440
a
TechnipFMC plc ...................................... United Kingdom 379,800 5,199,462
53,780,219
Oil & Gas Exploration & Production 21.5%
Aker BP ASA ......................................... Norway 139,600 3,337,675
Canadian Natural Resources Ltd. ......................... Canada 207,800 12,664,970

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production (continued)
ConocoPhillips ....................................... United States 179,200 $ 18,437,888
Coterra Energy, Inc. ................................... United States 336,000 8,601,600
Devon Energy Corp. ................................... United States 135,500 7,239,765
EOG Resources, Inc. .................................. United States 122,900 14,682,863
EQT Corp. .......................................... United States 92,900 3,236,636
Hess Corp. .......................................... United States 56,600 8,210,396
Matador Resources Co. ................................ United States 36,600 1,794,498
PDC Energy, Inc. ..................................... United States 42,300 2,751,615
Pioneer Natural Resources Co. ........................... United States 44,001 9,572,417
90,530,323
Oil & Gas Refining & Marketing 5.2%
Marathon Petroleum Corp. .............................. United States 68,000 8,296,000
Phillips 66 ........................................... United States 73,600 7,286,400
Valero Energy Corp. ................................... United States 53,500 6,134,845
21,717,245
Oil & Gas Storage & Transportation 7.9%
Cheniere Energy, Inc. .................................. United States 13,600 2,080,800
Enbridge, Inc. ........................................ Canada 71,000 2,822,960
Kinder Morgan, Inc. .................................... United States 431,500 7,400,225
New Fortress Energy, Inc. ............................... United States 63,400 1,920,386
Targa Resources Corp. ................................. United States 63,600 4,803,708
TC Energy Corp. ...................................... Canada 181,400 7,535,356
Williams Cos., Inc. (The) ................................ United States 214,400 6,487,744
33,051,179
Paper & Plastic Packaging Products & Materials 0.6%
Packaging Corp. of America ............................. United States 19,600 2,651,096
Semiconductor Materials & Equipment 0.4%
a
SolarEdge Technologies, Inc. ............................ United States 6,100 1,742,343
a
Specialty Chemicals 1.1%
Albemarle Corp. ...................................... United States 10,100 1,873,146
Ecolab, Inc. .......................................... United States 11,800 1,980,512
Neo Performance Materials, Inc. .......................... Canada 23,600 156,451
b
Neo Performance Materials, Inc., 144A ..................... Canada 85,000 563,487
4,573,596
Steel 0.7%
Vale SA, ADR ........................................ Brazil 207,400 2,988,634
Total Common Stocks (Cost $289,673,752) .....................................
419,134,879
Warrants
a a a a a
Warrants 0.2%
Integrated Oil & Gas 0.2%
a
Occidental Petroleum Corp., 8/03/27 ....................... United States 17,900 719,580
Total Warrants (Cost $88,605) .................................................
719,580

Franklin Strategic Series
Schedule of Investments
Franklin Natural Resources Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a Value
a a a a a a
Convertible Bonds 0.3%
Oil & Gas Equipment & Services 0.3%
Oil States International, Inc., Senior Note, 4.75%, 4/01/26 ....... United States 1,200,000 $ 1,255,869
Total Convertible Bonds (Cost $1,200,000) .....................................
1,255,869
Total Long Term Investments (Cost $290,962,357) ...............................
421,110,328
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 631,197 631,197
Total Money Market Funds (Cost $631,197) .....................................
631,197
g
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 684,160 684,160
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$684,160) ...................................................................
684,160
Total Short Term Investments (Cost $1,315,357 ) .................................
1,315,357
a
Total Investments (Cost $292,277,714) 100.2% ..................................
$422,425,685
Other Assets, less Liabilities (0.2)% ...........................................
(956,133)
Net Assets 100.0% ...........................................................
$421,469,552
See Abbreviations on page 52.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $736,931, representing 0.2% of net assets.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at April 30, 2023. See Note 1(c).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $559,805,666 $290,962,357
Cost - Non-controlled affiliates (Note 3 f and 8 ) ................................... 35,692,715 1,315,357
Value - Unaffiliated issuers (Includes securities loaned of $2,237,202 and $666,861, respectively) ............................................................ $813,548,296 $421,110,328
Value - Non-controlled affiliates (Note 3 f and 8 ) .................................. 28,848,012 1,315,357
Cash ................................................................... 35,909 26,898
Foreign currency, at value (cost $– and $105,909, respectively) ....................... — 105,909
Receivables:
Investment securities sold .................................................. 47,695 —
Capital shares sold ....................................................... 154,350 92,379
Dividends and interest .................................................... 33,525 418,183
European Union tax reclaims (Note 1 d ) ........................................ — 100,739
Total assets ......................................................... 842,667,787 423,169,793
Liabilities:
Payables:
Investment securities purchased ............................................. 62,022 —
Capital shares redeemed .................................................. 892,173 533,589
Management fees ........................................................ 445,562 180,943
Distribution fees ......................................................... 100,497 84,756
Transfer agent fees ....................................................... 306,942 163,940
Trustees' fees and expenses ................................................ 168 625
Payable upon return of securities loaned (Note 1 c ) ................................. 2,337,680 684,160
Accrued expenses and other liabilities .......................................... 117,350 52,228
Total liabilities ........................................................ 4,262,394 1,700,241
Net assets, at value ................................................ $838,405,393 $421,469,552
Net assets consist of:
Paid-in capital ............................................................ $621,009,282 $486,492,141
Total distributable earnings (losses) ............................................ 217,396,111 (65,022,589)
Net assets, at value ................................................ $838,405,393 $421,469,552

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A:
Net assets, at value ...................................................... $686,533,954 $301,153,253
Shares outstanding ....................................................... 6,102,722 10,718,452
Net asset value per share
a
................................................. $112.50 $28.10
Maximum offering price per share (net asset value per share ÷ 94.50% ) ............... $119.05 $29.74
Class C:
Net assets, at value ...................................................... $29,572,851 $25,089,718
Shares outstanding ....................................................... 284,955 914,641
Net asset value and maximum offering price per share
a
............................ $103.78 $27.43
Class R6:
Net assets, at value ...................................................... $11,691,961 $12,386,518
Shares outstanding ....................................................... 97,982 406,784
Net asset value and maximum offering price per share ............................ $119.33 $30.45
Advisor Class:
Net assets, at value ...................................................... $110,606,627 $82,840,063
Shares outstanding ....................................................... 941,002 2,740,460
Net asset value and maximum offering price per share ............................ $117.54 $30.23
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Investment income:
Dividends: (net of foreign taxes of $2,167 and $564,885, respectively)
Unaffiliated issuers ....................................................... $4,484,445 $14,412,405
Non-controlled affiliates (Note 3 f and 8 ) ........................................ 369,628 204,367
Interest:
Unaffiliated issuers ....................................................... 872 58,733
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 101,559 (13,515)
Non-controlled affiliates (Note 3 f ) ............................................ 70,709 23,856
Other income (Note 1 d ) ..................................................... — 91,163
Total investment income .................................................. 5,027,213 14,777,009
Expenses:
Management fees (Note 3 a ) .................................................. 5,091,829 2,197,012
Distribution fees: (Note 3c )
    Class A ............................................................... 1,701,336 766,687
    Class C ............................................................... 306,839 301,127
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,245,344 573,585
    Class C ............................................................... 56,150 56,473
    Class R6 .............................................................. 15,502 7,193
    Advisor Class ........................................................... 201,043 167,275
Custodian fees (Note 4 ) ..................................................... 3,826 6,597
Reports to shareholders fees ................................................. (59,356) (61,263)
Registration and filing fees ................................................... 69,030 84,046
Professional fees .......................................................... 88,283 60,013
Trustees' fees and expenses ................................................. 4,388 6,179
Interest expense .......................................................... 554 20
Other ................................................................... 38,372 21,813
Total expenses ........................................................ 8,763,140 4,186,757
Expense reductions (Note 4 ) .............................................. — (364)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (74,085) (41,478)
Net expenses ........................................................ 8,689,055 4,144,915
Net investment income (loss) ........................................... (3,661,842) 10,632,094
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 27,141,814 11,856,916
Foreign currency transactions ............................................... 7,738 (21,902)
Net realized gain (loss) ................................................. 27,149,552 11,835,014
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 57,813,053 1,594,713
Non-controlled affiliates (Note 3 f and 8 ) ...................................... 1,076,159 —
Translation of other assets and liabilities denominated in foreign currencies ............. — 9,822
Net change in unrealized appreciation (depreciation) ........................... 58,889,212 1,604,535
Net realized and unrealized gain (loss) ........................................... 86,038,764 13,439,549
Net increase (decrease) in net assets resulting from operations ......................... $82,376,922 $24,071,643

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Franklin Biotechnology Discovery Fund Franklin Natural Resources Fund
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(3,661,842) $(6,278,589) $10,632,094 $6,378,671
Net realized gain (loss) ............ 27,149,552 (8,447,950) 11,835,014 22,555,447
Net change in unrealized appreciation
(depreciation) ................. 58,889,212 (361,108,400) 1,604,535 62,255,900
Net increase (decrease) in net
assets resulting from operations . 82,376,922 (375,834,939) 24,071,643 91,190,018
Distributions to shareholders:
Class A ........................ (904,691) (116,449,013) (7,499,623) (2,494,288)
Class C ........................ — (5,802,207) (603,835) (89,554)
Class R6 ....................... (47,834) (1,531,760) (157,126) (38,089)
Advisor Class ................... (416,127) (18,710,888) (2,191,684) (604,573)
Total distributions to shareholders ..... (1,368,652) (142,493,868) (10,452,268) (3,226,504)
Capital share transactions: (Note 2 )
Class A ........................ (85,965,290) (32,374,163) 1,741,488 49,938,829
Class C ........................ (7,011,858) (9,481,659) (6,228,814) (5,131,362)
Class R6 ....................... 997,279 (1,164,486) 7,004,889 2,505,666
Advisor Class ................... (10,783,345) (26,838,261) (7,147,183) 32,039,388
Total capital share transactions ....... (102,763,214) (69,858,569) (4,629,620) 79,352,521
Net increase (decrease) in net
assets ..................... (21,754,944) (588,187,376) 8,989,755 167,316,035
Net assets:
Beginning of year .................. 860,160,337 1,448,347,713 412,479,797 245,163,762
End of year ...................... $838,405,393 $860,160,337 $421,469,552 $412,479,797

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer four classes of shares: Class A, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not

Franklin Strategic Series
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take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

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Notes to Financial Statements
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d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
 As a result of several court cases, in certain countries
across the European Union, certain or all Funds filed
additional tax reclaims for previously withheld taxes on
dividends earned in those countries (EU reclaims). Income
recognized, if any, for EU reclaims is reflected as other
income in the Statements of Operations and any related
receivable, if any, is reflected as European Union tax
reclaims in the Statements of Assets and Liabilities. Any
fees associated with these filings are reflected in other
expenses in the Statements of Operations. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements
42
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Annual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended April 30, 2023
Shares sold
a
................................... 412,448 $42,946,165 3,647,273 $101,114,332
Shares issued in reinvestment of distributions .......... 8,033 859,459 265,105 7,409,681
Shares redeemed ............................... (1,245,319) (129,770,914) (3,910,363) (106,782,525)
Net increase (decrease) .......................... (824,838) $(85,965,290) 2,015 $1,741,488
Year ended April 30, 2022
Shares sold
a
................................... 697,466 $95,076,826 4,574,724 $112,358,901
Shares issued in reinvestment of distributions .......... 920,138 111,042,205 113,195 2,454,070
Shares redeemed ............................... (1,787,600) (238,493,194) (2,769,168) (64,874,142)
Net increase (decrease) .......................... (169,996) $(32,374,163) 1,918,751 $49,938,829
Class C
Class C Shares:
Year ended April 30, 2023
Shares sold ................................... 23,788 $2,280,883 401,440 $10,974,990
Shares issued in reinvestment of distributions .......... — — 21,669 592,875
Shares redeemed
a
.............................. (97,280) (9,292,741) (658,964) (17,796,679)
Net increase (decrease) .......................... (73,492) $(7,011,858) (235,855) $(6,228,814)
Year ended April 30, 2022
Shares sold ................................... 58,272 $7,410,166 528,718 $12,503,124
Shares issued in reinvestment of distributions .......... 51,346 5,768,235 4,156 88,531
Shares redeemed
a
.............................. (174,846) (22,660,060) (799,586) (17,723,017)
Net increase (decrease) .......................... (65,228) $(9,481,659) (266,712) $(5,131,362)
Class R6
1. Organization and Significant Accounting Policies
(continued)
f. Accounting Estimates
(continued)

Franklin Strategic Series
Notes to Financial Statements
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Biotechnology
Discovery Fund Franklin Natural Resources Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended April 30, 2023
Shares sold ................................... 56,562 $6,304,709 343,698 $10,093,852
Shares issued in reinvestment of distributions .......... 405 45,955 5,194 157,126
Shares redeemed ............................... (47,951) (5,353,385) (111,579) (3,246,089)
Net increase (decrease) .......................... 9,016 $997,279 237,313 $7,004,889
Year ended April 30, 2022
Shares sold ................................... 30,316 $4,514,817 136,937 $3,702,675
Shares issued in reinvestment of distributions .......... 11,670 1,491,452 1,629 38,088
Shares redeemed ............................... (50,114) (7,170,755) (48,892) (1,235,097)
Net increase (decrease) .......................... (8,128) $(1,164,486) 89,674 $2,505,666
Advisor Class
Advisor Class Shares:
Year ended April 30, 2023
Shares sold ................................... 243,071 $26,463,616 924,804 $27,535,454
Shares issued in reinvestment of distributions .......... 3,436 384,000 72,395 2,174,756
Shares redeemed ............................... (345,613) (37,630,961) (1,283,885) (36,857,393)
Net increase (decrease) .......................... (99,106) $(10,783,345) (286,686) $(7,147,183)
Year ended April 30, 2022
Shares sold ................................... 212,105 $29,010,753 1,902,955 $49,991,010
Shares issued in reinvestment of distributions .......... 134,287 16,914,739 25,738 598,134
Shares redeemed ............................... (520,642) (72,763,753) (746,824) (18,549,756)
Net increase (decrease) .......................... (174,250) $(26,838,261) 1,181,869 $32,039,388
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements
44
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a. Management Fees
Franklin Biotechnology Discovery Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Natural Resources Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2023, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for
Annualized Fee Rate Net Assets
0.775% Up to and including $100 million
0.650% Over $100 million, up to and including $200 million
0.635% Over $200 million, up to and including $250 million
0.585% Over $250 million, up to and including $700 million
0.550% Over $700 billion, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $7.5 billion
0.515% Over $7.5 billion, up to and including $10 billion
0.505% Over $10 billion, up to and including $12.5 billion
0.495% Over $12.5 billion, up to and including $15 billion
0.475% In excess of $15 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Gross effective investment management fee rate ........ 0.613% 0.508%
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements
45
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Annual Report
the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Class A ............................... 0.35% 0.35%
Class C ............................... 1.00% 1.00%
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $58,064 $68,617
CDSC retained ........................... $6,077 $11,790
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Transfer agent fees ........................ $466,255 $311,543
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Strategic Series
Notes to Financial Statements
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f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended April 30, 2023, investments in affiliated management investment companies were as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2023.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 6,199,878 $ 199,287,144 $ (188,654,678) $ — $ — $ 16,832,344 16,832,344 $ 369,628
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $4,994,101 $92,422,202 $(95,078,623) $— $— $2,337,680 2,337,680 $70,709
Total Affiliated Securities ... $11,193,979 $291,709,346 $(283,733,301) $— $— $19,170,024 $440,337
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $18,559,837 $96,332,947 $(114,261,587) $— $— $631,197 631,197 $204,367
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $3,718,640 $41,113,370 $(44,147,850) $— $— $684,160 684,160 $23,856
Total Affiliated Securities ... $22,278,477 $137,446,317 $(158,409,437) $— $— $1,315,357 $228,223
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements
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4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended April 30, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
During the year ended April 30, 2023, the following Funds utilized capital loss carryforwards as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At April 30, 2023, the Franklin Biotechnology Discovery Fund deferred late-year ordinary losses of $977,896.
The tax character of distributions paid during the years ended April 30, 2023 and 2022, was as follows:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 19,657,690 $ 1,961,609
Long term ............................. 3,326,369 194,793,518
Total capital loss carryforwards ............ $22,984,059 $196,755,127
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Capital loss utilized carryforwards .... $— $11,531,959
Franklin Biotechnology Discovery
Fund Franklin Natural Resources Fund
2023 2022 2023 2022
Distributions paid from:
Ordinary income ........................ $1,368,652 $17,767,039 $10,452,268 $3,226,504
Long term capital gain .................... — 124,726,829 — —
$1,368,652 $142,493,868 $10,452,268 $3,226,504

Franklin Strategic Series
Notes to Financial Statements
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At April 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2023, were as follows:
At April 30, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
a a a
Cost of investments ....................... $601,038,241 $300,212,790
Unrealized appreciation ..................... $343,300,603 $148,940,493
Unrealized depreciation ..................... (101,942,536) (26,727,598)
Net unrealized appreciation (depreciation) ....... $241,358,067 $122,212,895
Distributable earnings:
Undistributed ordinary income ................ $— $7,247,218
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Purchases .............................. $197,056,951 $112,974,553
Sales .................................. $305,368,029 $100,727,892
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $2,337,680 $684,160
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Income Taxes
(continued)

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Notes to Financial Statements
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At April 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2023 , investments in
“affiliated companies” were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
189,499 Artiva Biotherapeutics, Inc., B ................... 2/22/21 $ 2,084,489 $ 829,888
779,505 Pipeline Therapeutics, Inc., C ................... 2/09/21 2,088,995 1,435,375
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $4,173,484 $2,265,263
Shares Issuer
Acquisition
Date Cost Value
Franklin Natural Resources Fund
173,800
a
Li-Cycle Holdings Corp ........................ 2/16/21 $ 1,738,000 $ 825,550
150,000
b
SES AI Corp ............................... 7/09/21 1,500,000 244,500
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $3,238,000 $1,070,050
a
The Fund also invests in unrestricted securities of the issuer, valued at $570,000 as of April 30, 2023.
b
The Fund also invests in unrestricted securities of the issuer, valued at $126,397 as of April 30, 2023.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of S
S hares/Warrants
Held at End
of Year
Investment
Income
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Applied Therapeutics, Inc. $ 1,499,867 $ 1,768,247 $ — $ — $ 1,124,778 $ 4,392,892 2,584,054 $ —
Applied Therapeutics, Inc.,
6/27/27 .......... — 813,919 — — 569,800 1,383,719 814,000 —
Applied Therapeutics, Inc.,
6/27/27 . ......... — —
a
— — 1,457,250 1,457,250 1,628,100 —
Artiva Biotherapeutics,
Inc., B .......... 797,876 — — — 32,012 829,888 189,499 —
Benitec Biopharma, Inc. — 3,721,218 — — (2,473,782) 1,247,436 6,203,064 —
Benitec Biopharma, Inc., II,
9/14/27 .......... — 702 — — 366,101 366,803 7,019,473 —
Total Affiliated Securities
(Value is 1.2% of Net
Assets) .......... $2,297,743 $6,304,086 $— $— $1,076,159 $9,677,988 $—
7. Restricted Securities
(continued)

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9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended April 30, 2023, the Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds' assets carried at fair value, is as follows:
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 814,161,135 $ — $ — $ 814,161,135
Preferred Stocks :
Biotechnology ......................... — — 1,435,375 1,435,375
Health Care Providers & Services .......... — — 829,888 829,888
Life Sciences Tools & Services ............ — 3,576,265 — 3,576,265
Warrants :
Biotechnology ......................... — 1,383,719 1,824,053 3,207,772
Pharmaceuticals ....................... 15,849 — — 15,849
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 19,170,024 — — 19,170,024
Total Investments in Securities ........... $833,347,008 $4,959,984
c
$4,089,316 $842,396,308
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

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Notes to Financial Statements
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Natural Resources Fund
Assets:
Investments in Securities:
a
Common Stocks :
Agricultural Products & Services ........... $ 4,276,888 $ — $ — $ 4,276,888
Construction Machinery & Heavy Transportation
Equipment .......................... 581,256 — — 581,256
Construction Materials .................. 3,268,800 — — 3,268,800
Copper .............................. 24,171,727 4,092,443 — 28,264,170
Diversified Chemicals ................... 3,630,045 — — 3,630,045
Diversified Metals & Mining ............... 15,650,017 5,784,191 — 21,434,208
Electrical Components & Equipment ........ 7,885,618 — — 7,885,618
Environmental & Facilities Services ......... 1,395,550 — — 1,395,550
Fertilizers & Agricultural Chemicals ......... 7,950,804 — — 7,950,804
Gold ................................ 28,248,736 — — 28,248,736
Heavy Electrical Equipment .............. 2,031,984 — — 2,031,984
Industrial Gases ....................... 12,852,987 — — 12,852,987
Industrial Machinery & Supplies & Components 3,239,808 — — 3,239,808
Integrated Oil & Gas .................... 70,229,500 — — 70,229,500
Marine Transportation ................... 1,332,635 — — 1,332,635
Metal, Glass & Plastic Containers .......... 4,958,906 — — 4,958,906
Oil & Gas Drilling ...................... 6,518,349 — — 6,518,349
Oil & Gas Equipment & Services ........... 50,966,274 2,813,945 — 53,780,219
Oil & Gas Exploration & Production ......... 87,192,648 3,337,675 — 90,530,323
Oil & Gas Refining & Marketing ............ 21,717,245 — — 21,717,245
Oil & Gas Storage & Transportation ......... 33,051,179 — — 33,051,179
Paper & Plastic Packaging Products & Materials 2,651,096 — — 2,651,096
Semiconductor Materials & Equipment ...... 1,742,343 — — 1,742,343
Specialty Chemicals .................... 4,010,109 563,487 — 4,573,596
Steel ................................ 2,988,634 — — 2,988,634
Warrants .............................. 719,580 — — 719,580
Convertible Bonds ....................... — 1,255,869 — 1,255,869
Short Term Investments ................... 1,315,357 — — 1,315,357
Total Investments in Securities ........... $404,578,075 $17,847,610
d
$— $422,425,685
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value at April 30, 2023.
c
Includes foreign securities valued at $3,576,265, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $16,028,254, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

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12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Biotechnology Discovery Fund and Franklin
Natural Resources Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Biotechnology Discovery Fund and Franklin Natural Resources Fund (two of the funds constituting Franklin Strategic Series, hereafter collectively referred to as the "Funds") as of April 30, 2023, the related statements of operations for the year ended
April 30, 2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2023 and each of the financial highlights for each of the five years in the period ended April 30, 2023 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2023:
Pursuant to:
Franklin
Biotechnology
Discovery Fund
Franklin Natural
Resources Fund
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,676,920 $9,576,627
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,474,331 $15,292,409
Section 163(j) Interest Dividends Earned §163(j) $ — $42,591

Franklin Strategic Series
Board Members and Officers
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of
the Board since
January 2023 and
Trustee since 2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 1991 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund
Franklin Natural Resources Fund
(each a Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to

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the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Biotechnology Discovery Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional health/biotechnology funds. The Board
noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was below the median
of its Performance Universe. The Board discussed this
performance with management and management explained
that the Fund concentrates its investments within the
biotechnology industries, while the Performance Universe
is comprised mostly of general healthcare funds, noting that healthcare securities outperformed biotechnology securities
for the one-, three- and five-year periods. Management also
noted that the Fund outperformed its narrow peer group
of biotechnology-only sector funds in the one-year period
ending December 31, 2022. The Board concluded that the
Fund’s Management Agreement should be continued for an
additional one-year period, and management’s efforts should
continue to be closely monitored.
Franklin Natural Resources Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional global natural resources funds. The Board noted
that the Fund’s annualized income return for the one- and
three-year periods was below the median of its Performance
Universe, but for the five-year period was above the median
of its Performance Universe and for the 10-year period was
equal to the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
three-, five- and 10-year periods was below the median of
its Performance Universe, but for the one-year period was
above the median of its Performance Universe. The Board
further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative
to its peers on an income return basis was appropriate
given these attributes. The Board also noted that the Fund’s one-year annualized total return was 30.47% and fell in the
second quintile of the Fund’s Performance Universe and
that the Fund’s one-year annualized income return was
only 0.02% below the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
each Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund
and for each of the funds in each Fund’s respective Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.

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The Expense Group for the Franklin Biotechnology
Discovery Fund included the Fund and eight other health/
biotechnology funds. The Expense Group for the Franklin
Natural Resources Fund included the Fund, six other global
natural resources funds and three natural resources funds.
The Board noted that the Management Rates and actual
total expense ratios for the Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to the Funds are
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Franklin Biotechnology Discovery Fund had experienced
a decrease in assets and would not be expected to
demonstrate additional economies of scale in the near term,
but concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, each Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,

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FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FSS2 A 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Series
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Strategic
Income Fund
A Series of Franklin Strategic Series
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
As the U.S. Federal Reserve (Fed) had remained firmly
on a hawkish rate path throughout 2022, September’s rate
hike in 2022 marked the third consecutive 75 basis point
(bp) increase. The Fed ended the calendar year with two
additional rate increases of 75 bps and 50 bps, respectively, at its November and December 2022 Federal Open Market
Committee meetings. In the last few months of 2022,
markets focused on slowing inflation data and investors
grappled with the timing of a transition from a rate hiking
cycle to a potential Fed pivot. Against this backdrop, the Fed followed up with two additional 25 bp rate increases at its
February and March 2023 meetings. Although investors were
encouraged by a general downward trend in inflation data
at the beginning of the first quarter of 2023, sentiment was negatively affected in the second half of March as the failure of Silicon Valley Bank spawned additional concerns over the
health of U.S. regional and Swiss banks. Cautious market
sentiment carried over into April amid the ongoing U.S. debt ceiling debate.
During the 12-month period, investor concerns about
inflation, geopolitics and interest rates pressured stock and bond valuations. In this environment, the Bloomberg U.S.
Aggregate Bond Index (Bloomberg Index), posted a -0.43%
total return for the period.
1
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
In addition, Franklin Strategic Income Fund’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Strategic Series
This letter reflects our analysis and opinions as of April 30,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Franklin Strategic Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 143
Notes to Financial Statements 148
Report of Independent Registered
Public Accounting Firm 168
Tax Information 169
Board Members and Officers 170
Shareholder Information 175
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Franklin Strategic Income Fund
This annual report for Franklin Strategic Income Fund covers the fiscal year ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. A
secondary goal is capital appreciation over the long term.
The Fund uses an active asset allocation process and
under normal market conditions invests at least 65% of its
assets in U.S. and foreign debt securities, including those
in emerging markets. The Fund may invest in all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities,
corporate loans (and loan participations), mortgage-backed
securities and other asset-backed securities.
Performance Overview
The Fund’s Class A shares posted a +0.73% cumulative total
return for the 12 months under review. In comparison, the
Bloomberg U.S. Aggregate Bond Index, which represents
the U.S. investment-grade fixed rate taxable bond market,
posted a -0.43% cumulative total return.
1
You can find
more of the Fund’s performance data in the Performance
Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -0.43% total return for the
12-month period ended April 30, 2023.
1
High inflation and
tighter monetary policy pressured bond prices (which move
inversely to yields) early in the period, but prices began to recover in the period’s second half. Inflation showed signs
of decelerating, and investors anticipated an easing of the
current monetary tightening cycle. Prominent bank failures
late in the period also benefited bond prices, as investors
sought relative stability in an uncertain market.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate at each of its
eight meetings during the period to end at a range of
4.75%–5.00%, a full 450 basis points (bps) higher than
it began.
1
The Fed noted in its March 2023 meeting that
inflation remained elevated amid robust job growth and low
unemployment. Despite its goal of 2% long-run inflation,
the Fed softened its firm outlook on future rate hikes.
Furthermore, the Fed indicated it would continue to reduce
its U.S. Treasury (UST) and agency debt and mortgage-
backed security (MBS) holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a -0.93% total return for the 12-month period.
1
The 10-year UST yield, which moves inversely to price,
increased amid high inflation and the Fed’s tightening
monetary stance. Short-term UST yields grew significantly
more than long-term UST yields, leading to an inversion in
the yield curve. MBS, as measured by the Bloomberg U.S.
MBS Fixed Rate Index, posted a -0.88% total return for the
period as mortgage rates rose to the highest level in over
two decades and modest prepayment rates led to increasing
interest-rate sensitivity.
1
However, corporate bond prices advanced, as higher yields
attracted investors despite concerns about the impact of
elevated interest rates on corporate profits and borrowing
costs. In this environment, high-yield corporate bonds, as
represented by the Bloomberg U.S. Corporate High Yield
Index, posted a +1.22% total return, while investment-grade
corporate bonds, as represented by the Bloomberg U.S.
Corporate Investment Grade Index, posted a +0.68% total
return.
1
Investment Strategy
We use an active asset allocation strategy to try to achieve the Fund’s investment goals. We employ a top-down
analysis of macroeconomic trends combined with a bottom-
up fundamental analysis of market sectors, industries and
issuers to try to take advantage of varying sector reactions to economic events. We regularly enter into various currency-
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

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Annual Report
related transactions involving derivative instruments,
including currency and cross currency forwards, currency
swaps, currency and currency index futures contracts,
and currency options. The Fund also regularly enters
into interest-rate and credit-related transactions involving derivative instruments, including interest-rate, fixed income total return and credit default swaps and interest rate and/or bond futures contracts.
Manager’s Discussion
The Fed took aggressive action to address the decades-high
levels of inflation in the U.S., raising the federal funds rate by 450 bps over the period under review. Volatility in UST
yields and credit spreads increased significantly as investor sentiment experienced both “risk-on” and “risk-off” episodes, which were heavily influenced by macroeconomic factors,
Fed policy adjustments, and emerging U.S. banking turmoil.
Fixed income sectors generally posted positive total returns, mainly due to falling UST yields.
During the period, the Fund’s short U.S. duration exposure
relative to the benchmark was a significant contributor to
performance, led by positioning in the two-year,10-year and
longer portion of the UST yield curve. Sector allocations
benefited relative results, led by out-of-benchmark
allocations to high-yield (HY) corporate bonds, non-
agency residential mortgage-backed securities (RMBS)
and emerging market (EM) debt. Conversely, allocations
to bank loans, marketplace loans and investment-grade
(IG) corporate bonds detracted from performance. Security
selection was a slight detractor as a large contribution from selection in HY corporate bonds was offset by selection in
bank loans, as well as IG and EM debt.
The Fund’s largest allocations remained in HY and IG
corporate bonds and USTs. Over the 12-month period,
we redeployed capital from reductions in senior-secured
floating-rate bank loans, HY, RMBS and collateralized loan
obligations into USTs, IG corporate bonds, and MBS, which
all increased over the period. We also decreased our RMBS
allocation during the year.
Thank you for your participation in Franklin Strategic
Income Fund. We look forward to continuing to serve your
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Patricia O’Connor, CFA
Thomas Runkel, CFA
Benjamin Cryer, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
4/30/23
% of Total Net
Assets
Corporate Bonds 45.4%
U.S. Government and Agency Securities 21.1%
Mortgage-Backed Securities 6.4%
Management Investment Companies 5.1%
Asset-Backed Securities
*
4.9%
Residential Mortgage-Backed Securities 3.7%
Foreign Government and Agency Securities 2.2%
Marketplace Loans 1.9%
Other 1.2%
Short-Term Investments & Other Net Assets 8.1%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.

Performance Summary as of April 30, 2023
Franklin Strategic Income Fund
5
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The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/2 3
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +0.73% -3.01%
5-Year +5.41% +0.30%
10-Year +14.56% +0.98%
Advisor
1-Year +0.98% +0.98%
5-Year +6.83% +1.33%
10-Year +17.54% +1.63%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.33% 3.97% 3.93%
Advisor 4.74% 4.38% 4.34%
See page 7 for Performance Summary footnotes.

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Performance Summary
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See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Strategic Income Fund
Performance Summary
7
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. High yields reflect the higher credit risks associated with certain lower-rated securities held in the portfolio. Floating-rate loans and high-yield corporate bonds are rated below investment grade and are subject to greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. The risks of foreign securities include currency fluctuations and political uncertainty. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the
Fund. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 8/31/23 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on the sum of the respective class’s dividend distributions over the past 12 months and the maximum offering price (NAV for Advisor Class) per share on 4/30/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: FactSet. The Bloomberg U.S. Aggregate Bond Index measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes
Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.3705
C $0.3353
R $0.3500
R6 $0.4020
Advisor $0.3909
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.94%
Advisor 0.63% 0.69%

Your Fund’s Expenses
Franklin Strategic Income Fund
8
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,071.30 $4.57 $1,020.39 $4.45 0.89%
C $1,000 $1,067.60 $6.60 $1,018.41 $6.44 1.29%
R $1,000 $1,068.90 $5.84 $1,019.15 $5.70 1.14%
R6 $1,000 $1,071.80 $2.64 $1,022.25 $2.57 0.51%
Advisor $1,000 $1,072.50 $3.28 $1,021.63 $3.20 0.64%

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.55 $9.44 $8.67 $9.61 $9.61
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.29 0.37 0.38 0.42
Net realized and unrealized gains (losses) ........... (0.31) (0.84) 0.75 (0.90) —
d
Total from investment operations .................... 0.05 (0.55) 1.12 (0.52) 0.42
Less distributions from:
Net investment income and net foreign currency gains .. (0.37) (0.34) (0.35) (0.42) (0.42)
Net asset value, end of year ....................... $8.23 $8.55 $9.44 $8.67 $9.61
Total return
e
................................... 0.73% (6.07)% 13.05% (5.72)% 4.52%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.90% 0.88% 0.88% 0.89%
Expenses net of waiver and payments by affiliates
f
...... 0.89% 0.84% 0.86% 0.86% 0.84%
Net investment income ........................... 4.34% 3.11% 3.93% 4.01% 4.39%
Supplemental data
Net assets, end of year (000’s) ..................... $2,285,374 $2,609,533 $2,862,068 $2,686,523 $3,131,799
Portfolio turnover rate ............................ 69.77% 52.98% 111.72%
g
118.64% 116.21%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
.... 69.77% 41.46% 54.21%
g
86.69% 39.01%
g
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.55 $9.44 $8.67 $9.61 $9.60
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.25 0.33 0.34 0.38
Net realized and unrealized gains (losses) ........... (0.30) (0.84) 0.75 (0.90) 0.01
Total from investment operations .................... 0.02 (0.59) 1.08 (0.56) 0.39
Less distributions from:
Net investment income and net foreign currency gains .. (0.34) (0.30) (0.31) (0.38) (0.38)
Net asset value, end of year ....................... $8.23 $8.55 $9.44 $8.67 $9.61
Total return
d
................................... 0.30% (6.48)% 12.58% (6.11)% 4.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.34% 1.29% 1.28% 1.28% 1.29%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.24% 1.26% 1.26% 1.24%
Net investment income ........................... 3.92% 2.70% 3.51% 3.61% 3.99%
Supplemental data
Net assets, end of year (000’s) ..................... $100,037 $171,374 $387,589 $518,795 $716,327
Portfolio turnover rate ............................ 69.77% 52.98% 111.72%
f
118.64% 116.21%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 69.77% 41.46% 54.21%
f
86.69% 39.01%
f
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.51 $9.40 $8.63 $9.57 $9.57
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.27 0.34 0.36 0.39
Net realized and unrealized gains (losses) ........... (0.30) (0.85) 0.76 (0.91) 0.01
Total from investment operations .................... 0.03 (0.58) 1.10 (0.55) 0.40
Less distributions from:
Net investment income and net foreign currency gains .. (0.35) (0.31) (0.33) (0.39) (0.40)
Net asset value, end of year ....................... $8.19 $8.51 $9.40 $8.63 $9.57
Total return .................................... 0.48% (6.33)% 12.83% (5.98)% 4.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.15% 1.13% 1.13% 1.14%
Expenses net of waiver and payments by affiliates
d
...... 1.14% 1.09% 1.11% 1.11% 1.09%
Net investment income ........................... 4.09% 2.86% 3.68% 3.76% 4.14%
Supplemental data
Net assets, end of year (000’s) ..................... $40,939 $48,447 $59,366 $62,063 $85,458
Portfolio turnover rate ............................ 69.77% 52.98% 111.72%
e
118.64% 116.21%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 69.77% 41.46% 54.21%
e
86.69% 39.01%
e
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.56 $9.45 $8.68 $9.63 $9.62
Income from investment operations
b
:
Net investment income
c
......................... 0.39 0.32 0.40 0.43 0.45
Net realized and unrealized gains (losses) ........... (0.31) (0.84) 0.75 (0.93) 0.02
Total from investment operations .................... 0.08 (0.52) 1.15 (0.50) 0.47
Less distributions from:
Net investment income and net foreign currency gains .. (0.40) (0.37) (0.38) (0.45) (0.46)
Net asset value, end of year ....................... $8.24 $8.56 $9.45 $8.68 $9.63
Total return .................................... 1.12% (5.72)% 13.45% (5.46)% 5.03%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.55% 0.54% 0.52% 0.51%
Expenses net of waiver and payments by affiliates
d
...... 0.51% 0.48% 0.50% 0.49% 0.45%
Net investment income ........................... 4.73% 3.47% 4.30% 4.38% 4.78%
Supplemental data
Net assets, end of year (000’s) ..................... $132,950 $136,184 $132,736 $133,575 $307,287
Portfolio turnover rate ............................ 69.77% 52.98% 111.72%
e
118.64% 116.21%
e
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 69.77% 41.46% 54.21%
e
86.69% 39.01%
e
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.
f
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Financial Highlights
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended April 30,
2023 2022 2021
*
2020
a
2019
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.56 $9.45 $8.68 $9.62 $9.62
Income from investment operations
b
:
Net investment income
c
......................... 0.38 0.31 0.39 0.40 0.44
Net realized and unrealized gains (losses) ........... (0.31) (0.84) 0.75 (0.90) —
d
Total from investment operations .................... 0.07 (0.53) 1.14 (0.50) 0.44
Less distributions from:
Net investment income and net foreign currency gains .. (0.39) (0.36) (0.37) (0.44) (0.44)
Net asset value, end of year ....................... $8.24 $8.56 $9.45 $8.68 $9.62
Total return .................................... 0.98% (5.83)% 13.32% (5.47)% 4.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.65% 0.63% 0.63% 0.64%
Expenses net of waiver and payments by affiliates
e
...... 0.64% 0.59% 0.61% 0.61% 0.59%
Net investment income ........................... 4.59% 3.36% 4.18% 4.26% 4.64%
Supplemental data
Net assets, end of year (000’s) ..................... $311,142 $390,465 $462,624 $517,522 $608,317
Portfolio turnover rate ............................ 69.77% 52.98% 111.72%
f
118.64% 116.21%
f
Portfolio turnover rate excluding mortgage dollar rolls
g
.... 69.77% 41.46% 54.21%
f
86.69% 39.01%
f
*
Includes the consolidated operations of FT Holdings Corporation II from May 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation II.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(h) regarding mortgage dollar rolls.

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Strategic Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.6%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Energy Equipment & Services 0.4%
b
Weatherford International plc ............................. United States 151,545 9,794,353
Media 0.0%
†
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 362,667
b
iHeartMedia, Inc., A .................................... United States 117,026 406,080
768,747
Oil, Gas & Consumable Fuels 0.2%
b
Amplify Energy Corp. .................................. United States 5,288 36,540
d
Birch Permian Holdings, Inc. ............................. United States 406,124 6,731,505
6,768,045
Total Common Stocks (Cost $22,627,345) ......................................
17,331,145
Management Investment Companies 5.1%
Capital Markets 5.1%
e
Franklin Floating Rate Income Fund ....................... United States 18,687,540 145,949,688
Total Management Investment Companies (Cost $174,404,193) ...................
145,949,688
Warrants
Warrants 0.0%
Oil, Gas & Consumable Fuels 0.0%
a,b
Canvas Energy, Inc., 10/01/24 ............................ United States 9 —
a,b
Canvas Energy, Inc., 10/01/25 ............................ United States 9 —
—
Software 0.0%
a,b,c
WorkCapital BSD SARL, 2/13/26 .......................... Luxembourg 6,000,000 —
Total Warrants (Cost $750,000) ................................................
—
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
f,g,h
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 711,806 78,695
Total Convertible Bonds (Cost $195,531) .......................................
78,695
Corporate Bonds 45.4%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 5,000,000 4,578,135
Senior Note, 5.15%, 5/01/30 ........................... United States 8,100,000 8,166,046
h
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 10,000,000 10,062,922
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 2,500,000 2,541,977
25,349,080

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 0.1%
h
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 2,300,000 $ 2,177,132
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 1,200,000 979,648
3,156,780
Automobile Components 1.2%
h
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 3,300,000 3,384,312
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 2,000,000 2,053,202
h
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 7,000,000 6,902,700
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 3,400,000 2,906,125
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 9,000,000 8,313,566
h
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 6,600,000 4,897,731
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 8,300,000 7,346,517
35,804,153
Automobiles 0.2%
h
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 7,000,000 5,802,855
Banks 5.7%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,000,000 2,382,255
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 8,000,000 7,637,026
Senior Bond, 2.676% to 6/18/40, FRN thereafter, 6/19/41 ..... United States 4,000,000 2,842,378
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 9,500,000 9,228,583
h
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 4,400,000 4,204,208
h
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 7,900,000 6,989,487
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 15,500,000 15,689,323
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 8,300,000 6,989,255
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 9,100,000 8,893,439
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 5,850,000 5,828,262
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 9,400,000 8,046,125
Senior Bond, 2.525% to 11/18/40, FRN thereafter, 11/19/41 .... United States 4,000,000 2,809,588
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 6,800,000 6,678,373
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 5,000,000 4,790,560
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 9,200,000 9,156,055
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 8,300,000 8,144,750
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 6,700,000 5,870,308
h
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 7,500,000 5,961,587
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 7,200,000 6,329,152
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 9,900,000 9,855,740
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 7,900,000 7,941,955

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
h
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 5,300,000 $ 4,246,402
Wells Fargo & Co. ,
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 8,600,000 8,571,453
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 4,700,000 4,632,466
163,718,730
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 1,300,000 1,238,815
h
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 8,000,000 7,062,608
8,301,423
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 6,000,000 5,547,038
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 ............................ United States 4,000,000 3,839,712
Senior Bond, 5.25%, 3/02/33 ........................... United States 6,600,000 6,793,454
16,180,204
Broadline Retail 0.0%
a,f,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 10,914,248 —
a,f,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 4,807,777 —
—
Building Products 0.6%
h
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 3,300,000 3,130,842
h
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 5,000,000 4,806,275
h
Knife River Holding Co. , Senior Note , 144A, 7.75% , 5/01/31 ..... United States 2,300,000 2,334,408
h
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 4,800,000 4,494,080
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 1,600,000 1,383,014
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 1,400,000 1,109,551
17,258,170
Capital Markets 2.2%
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 4,000,000 3,725,800
h
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 1,000,000 900,016
h
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 3,050,000 2,972,775
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 7,800,000 7,738,213
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 7,000,000 5,269,561
Senior Note, 5.7%, 11/01/24 ........................... United States 6,200,000 6,257,705
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 3,400,000 3,343,596
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 3,000,000 2,688,493
h
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 3,500,000 3,135,874
Morgan Stanley , Senior Bond , 3.591% to 7/21/27, FRN thereafter ,
7/22/28 ........................................... United States 10,000,000 9,484,362
h
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 11,800,000 9,598,651

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
h,i
UBS Group AG , Senior Note , 144A, FRN , 5.711% , ( 1-year CMT
T-Note + 1.55% ), 1/12/27 .............................. Switzerland 8,150,000 $ 8,132,212
63,247,258
Chemicals 1.9%
h
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 3,000,000 2,475,000
h
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 7,000,000 5,013,750
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 4,850,000 4,912,954
h
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 6,700,000 5,895,900
h
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 3,000,000 2,711,598
h
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 2,200,000 2,163,597
h
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 6,600,000 5,831,344
h
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 7,900,000 7,830,954
h
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 5,000,000 4,579,821
f,h
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 2,500,000 1,775,000
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 1,150,000 1,155,350
h
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 6,385,000 6,352,161
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 2,500,000 2,225,601
h
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,400,000 1,191,287
54,114,317
Commercial Services & Supplies 0.7%
h
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 6,000,000 5,366,828
h
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,000,000 9,845,109
h
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 6,000,000 5,404,804
20,616,741
Communications Equipment 0.2%
h
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 5,518,000 5,194,164
Construction & Engineering 0.1%
h
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 2,600,000 2,371,597
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 4,500,000 3,620,966
h
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 3,100,000 3,069,959
h
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 7,000,000 5,939,295
h
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 5,800,000 5,225,597
17,855,817
Containers & Packaging 1.6%
h
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 3,700,000 3,168,530
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 5,000,000 4,717,869
h
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 5,000,000 4,596,250
h
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 2,979,000 2,979,431
h
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 6,100,000 5,377,486
h
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 4,600,000 4,145,773

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
h
Sealed Air Corp. ,
Senior Bond, 144A, 5.125%, 12/01/24 .................... United States 3,000,000 $ 2,981,290
Senior Note, 144A, 6.125%, 2/01/28 ..................... United States 9,000,000 9,144,144
h
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 7,000,000 6,802,274
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 3,600,000 2,945,519
46,858,566
Distributors 0.2%
h
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 2,700,000 2,872,125
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 1,500,000 1,554,375
4,426,500
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 7,500,000 6,785,475
Diversified REITs 0.7%
h
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 7,700,000 5,899,622
h
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 7,600,000 5,643,722
Simon Property Group LP ,
Senior Bond, 4.25%, 11/30/46 .......................... United States 3,000,000 2,446,625
Senior Bond, 3.25%, 9/13/49 ........................... United States 7,000,000 4,801,167
18,791,136
Diversified Telecommunication Services 1.1%
h
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 5,000,000 3,084,154
h
Altice France SA ,
Senior Secured Note, 144A, 5.5%, 1/15/28 ................ France 2,500,000 1,970,621
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,000,000 2,248,442
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 4,000,000 2,832,866
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 7,000,000 5,612,701
h
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 2,800,000 2,696,708
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 5,400,000 5,114,535
h
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 9,000,000 7,718,967
31,278,994
Electric Utilities 1.8%
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 3,267,393
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,259,574
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 1,000,000 1,038,945
h
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 7,800,000 7,532,910
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 12,881,523
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,223,670
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 3,300,000 3,356,511
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 5,000,000 4,401,355
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 820,000 921,437

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
h
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 11,000,000 $ 9,844,538
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 6,000,000 5,544,423
51,272,279
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 1,900,000 1,828,986
h
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 8,500,000 7,681,109
9,510,095
Electronic Equipment, Instruments & Components 0.4%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 5,000,000 4,328,121
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 7,100,000 6,921,283
11,249,404
Energy Equipment & Services 0.1%
h
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 3,800,000 3,684,864
h
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 194,000 199,914
3,884,778
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 11,800,000 11,727,086
Senior Bond, 6.375%, 5/15/29 .......................... United States 2,000,000 2,162,799
h
Warnermedia Holdings, Inc. , Senior Note , 144A, 4.054% , 3/15/29 . United States 2,100,000 1,944,839
15,834,724
Financial Services 0.3%
a,i
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 12,733,484 BRL 1,421,613
h
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 7,000,000 5,982,830
7,404,443
Food Products 0.7%
h
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,000,000 1,626,672
h
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 8,000,000 7,921,517
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 1,550,000 1,551,280
h
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 6,300,000 5,615,064
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 3,500,000 2,941,680
19,656,213
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 2,800,000 2,006,044
Ground Transportation 0.3%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 1,600,000 1,414,700
h
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 9,500,000 8,243,886
9,658,586
Health Care Equipment & Supplies 0.5%
h
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 4,700,000 5,066,296
h
GE HealthCare Technologies, Inc. , Senior Note , 144A, 5.6% ,
11/15/25 .......................................... United States 4,700,000 4,762,444

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
h
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 5,300,000 $ 4,589,525
14,418,265
Health Care Providers & Services 2.0%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 2,869,560
Senior Note, 2.45%, 7/15/28 ........................... United States 2,300,000 2,001,144
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,169,820
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,237,404
Senior Note, 2.625%, 8/01/31 .......................... United States 5,300,000 4,345,523
h
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 1,000,000 740,904
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 3,700,000 3,419,081
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 2,300,000 2,040,825
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ........................... United States 4,000,000 3,268,215
Senior Bond, 2.7%, 8/21/40 ............................ United States 6,300,000 4,519,664
h
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 9,000,000 7,847,721
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 1,400,000 1,115,732
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 7,200,000 6,484,386
h
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 5,500,000 3,483,880
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 2,100,000 1,840,792
h
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 10,000,000 9,900,117
57,284,768
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 4,000,000 2,738,830
Hotel & Resort REITs 0.1%
h
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 3,500,000 3,040,835
Hotels, Restaurants & Leisure 1.2%
h
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 4,000,000 4,050,400
h
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 3,000,000 2,749,459
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 8,300,000 7,581,325
h
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 2,000,000 1,812,631
h
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 7,500,000 6,487,164
h
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. , Senior Note , 144A, 5.625% , 9/01/29 ................ United States 1,300,000 944,050
h
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 3,100,000 2,853,922
h
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 9,700,000 7,599,950
34,078,901
Household Durables 0.1%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 2,900,000 2,570,067
Household Products 0.3%
h
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 5,000,000 4,217,169
h
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 4,500,000 3,695,107
7,912,276

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 1.6%
h
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 5,000,000 $ 4,567,000
h
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 3,627,449
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 4,000,000 3,480,348
h
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 7,800,000 6,683,729
h
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 7,081,151
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 2,552,606
h
Talen Energy Supply LLC ,
j
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 11,286,162
Senior Secured Note, 144A, 8.625%, 6/01/30 .............. United States 7,200,000 7,200,000
46,478,445
Insurance 1.0%
h
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 3,100,000 3,143,060
h
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Secured Note , 144A, 6.75% , 4/15/28 ..................... United States 6,000,000 5,998,930
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 10,000,000 7,598,652
h
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 9,600,000 9,768,761
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 3,000,000 2,927,098
29,436,501
Interactive Media & Services 0.3%
h
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 9,100,000 7,705,608
IT Services 1.0%
h
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 9,200,000 7,687,635
h
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 7,000,000 6,590,387
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 3,800,000 3,368,674
h
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 11,000,000 10,431,794
28,078,490
Machinery 0.3%
h
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 4,500,000 4,640,625
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 3,700,000 3,658,483
8,299,108
Media 1.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 15,900,000 12,839,529
h
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,200,000 3,951,532
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 2,400,000 2,171,154
h
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 5,000,000 3,440,527
h
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 6,000,000 5,272,018
h
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 9,000,000 6,415,041
Fox Corp. , Senior Bond , 3.5% , 4/08/30 .....................
United States 1,400,000 1,272,108
h
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 2,500,000 1,991,050

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
h
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 9,000,000 $ 7,608,017
44,960,976
Metals & Mining 1.0%
h
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 9,200,000 7,926,858
h
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero
PT , Senior Bond , 144A, 5.45% , 5/15/30 ................... Indonesia 6,900,000 6,889,305
h
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,700,000 1,558,150
h
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 7,950,000 8,071,395
h
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 6,100,000 5,316,699
29,762,407
Mortgage Real Estate Investment Trusts (REITs) 0.3%
h
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 10,000,000 7,922,650
Multi-Utilities 0.4%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 3,200,000 3,084,685
C, Senior Note, 3.375%, 4/01/30 ........................ United States 7,800,000 7,122,292
10,206,977
Oil, Gas & Consumable Fuels 4.1%
h
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 8,700,000 7,416,631
h
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 1,269,000 1,300,395
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 3,700,000 3,253,983
h
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 7,000,000 6,604,290
h
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 6,500,000 6,147,253
h
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 4,600,000 4,006,277
h
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 8,700,000 8,667,609
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 7,300,000 6,715,164
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 10,900,000 10,535,655
h
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 1,700,000 1,676,055
h
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 800,000 797,980
h
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 2,661,300 2,312,207
h
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 6,500,000 6,014,924
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 1,700,000 1,591,004
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,000,000 1,870,326
h
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 5,000,000 4,795,200
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 15,000,000 12,821,819
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 10,000,000 9,688,565
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 ..
United States 12,000,000 10,824,716
h
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 9,000,000 9,765,450
h
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
4.125% , 8/15/31 ..................................... United States 2,600,000 2,306,298
119,111,801

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 7,100,000 $ 6,035,262
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 4,400,000 3,501,630
9,536,892
Passenger Airlines 0.5%
h
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 5,900,000 5,614,293
h
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 8,668,000 8,503,648
h
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 1,700,000 1,625,581
15,743,522
Personal Care Products 1.1%
h
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 6,200,000 6,357,345
h
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US
LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ............ United States 8,000,000 7,518,920
h
Kenvue, Inc. , Senior Note , 144A, 5.05% , 3/22/28 .............. United States 8,600,000 8,910,373
h
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 7,600,000 4,544,800
h
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 3,700,000 3,139,302
30,470,740
Pharmaceuticals 1.1%
h
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 11,700,000 11,356,500
h,j
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Secured Note ,
144A, 9.5% , 7/31/27 ................................. United States 6,580,000 378,350
h
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 7,000,000 6,448,046
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 5,300,000 3,871,418
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 9,100,000 8,452,314
30,506,628
Real Estate Management & Development 0.2%
h
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 4,000,000 4,027,536
h
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 3,450,000 1,794,455
h
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,800,000 EUR 1,453,255
7,275,246
Software 0.2%
h
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 6,000,000 4,986,386
Specialty Retail 0.3%
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 700,000 718,944
Senior Note, 5.95%, 3/09/28 ........................... United States 600,000 619,681
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 1,900,000 1,787,335
h
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 2,500,000 1,772,784
h
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,700,000 3,876,560
8,775,304

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 2,100,000 $ 1,770,428
Textiles, Apparel & Luxury Goods 0.1%
h
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 4,100,000 4,201,655
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 12,400,000 11,064,991
h
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 2,800,000 2,717,956
Senior Bond, 144A, 3.875%, 7/26/29 ..................... United Kingdom 2,200,000 1,978,740
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 7,200,000 7,348,439
23,110,126
Trading Companies & Distributors 0.6%
h
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,200,000 8,849,877
h
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 1,800,000 1,721,924
h
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 7,000,000 7,194,803
17,766,604
Transportation Infrastructure 0.0%
†
h
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 1,080,000 702,891
Wireless Telecommunication Services 0.6%
f,h
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 146,354 58,176
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 4,800,000 3,428,960
Senior Note, 3.875%, 4/15/30 .......................... United States 13,400,000 12,624,312
16,111,448
Total Corporate Bonds (Cost $1,452,501,995) ...................................
1,302,553,301
k
Senior Floating Rate Interests 0.0%
Software 0.0%
a,c,j
WorkCapital BSD SARL , Term Loan , 6.5% , 1/01/38 ............ Luxembourg 20,000,000 —
Total Senior Floating Rate Interests (Cost $19,530,078) ..........................
—
l
Marketplace Loans 1.9%
a
Financial Services 1.9%
a a a a a a
Total Marketplace Loans (Cost $60,122,469) ....................................
54,177,465
Foreign Government and Agency Securities 2.2%
h
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
m
13,600,000 11,558,504
h
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
m
11,500,000 10,656,245
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 12,656,681
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 11,125,450
h
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 9,500,000 7,578,815
h
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,400,000 3,445,475
h
Petroleos Mexicanos , Senior Bond , 144A, 10% , 2/07/33 ........ Mexico 3,200,000 2,974,765

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
h
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 4,700,000 $ 4,536,746
Total Foreign Government and Agency Securities (Cost $82,820,431) ..............
64,532,681
U.S. Government and Agency Securities 21.1%
FFCB , 2.1%, 2/25/36 ...................................
United States 7,700,000 5,878,559
U.S. Treasury Bonds ,
6.25%, 8/15/23 ..................................... United States 4,000,000 4,014,434
6.875%, 8/15/25 ..................................... United States 1,000,000 1,066,055
3.75%, 11/15/43 ..................................... United States 2,200,000 2,185,047
3%, 8/15/48 ........................................ United States 7,500,000 6,560,449
3.375%, 11/15/48 .................................... United States 5,800,000 5,433,648
3%, 2/15/49 ........................................ United States 17,300,000 15,171,289
2.875%, 5/15/49 ..................................... United States 17,000,000 14,576,172
U.S. Treasury Notes ,
2.625%, 12/31/23 .................................... United States 8,800,000 8,668,281
2.5%, 4/30/24 ...................................... United States 36,000,000 35,183,265
2.125%, 9/30/24 ..................................... United States 38,000,000 36,825,859
4.25%, 9/30/24 ..................................... United States 31,000,000 30,925,527
1.5%, 2/15/25 ...................................... United States 66,800,000 63,726,157
3.5%, 9/15/25 ...................................... United States 32,500,000 32,210,547
4.25%, 10/15/25 ..................................... United States 62,500,000 63,028,564
2.875%, 11/30/25 .................................... United States 33,000,000 32,218,828
n
Index Linked, 0.625%, 1/15/26 .......................... United States 27,000,000 33,331,296
2.375%, 4/30/26 ..................................... United States 14,000,000 13,470,352
2%, 11/15/26 ....................................... United States 39,500,000 37,352,959
3.125%, 8/31/27 ..................................... United States 4,500,000 4,421,865
4.125%, 9/30/27 ..................................... United States 45,000,000 46,026,562
3.5%, 1/31/28 ...................................... United States 3,400,000 3,396,547
2.75%, 2/15/28 ..................................... United States 2,500,000 2,415,039
1.25%, 9/30/28 ..................................... United States 1,700,000 1,509,945
1.5%, 11/30/28 ...................................... United States 700,000 628,605
2.375%, 3/31/29 ..................................... United States 17,700,000 16,618,641
3.875%, 11/30/29 .................................... United States 2,500,000 2,554,688
3.5%, 1/31/30 ...................................... United States 24,100,000 24,116,945
2.75%, 8/15/32 ..................................... United States 18,300,000 17,323,523
4.125%, 11/15/32 .................................... United States 28,500,000 30,085,313
3.5%, 2/15/33 ...................................... United States 14,000,000 14,084,219
Total U.S. Government and Agency Securities (Cost $597,891,548) ................
605,009,180
Asset-Backed Securities 4.9%
Commercial Services & Supplies 0.1%
h,o
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.21% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 . ......................... United States 3,070,000 2,913,838
Financial Services 4.8%
h,o
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 7.852% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 . ......................... United States 5,000,000 4,224,135
h,o
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 4.727% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 6,200,000 EUR 6,462,569
h,o
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 6.75% , ( 3-month
USD LIBOR + 1.5% ), 10/20/29 . ......................... United States 3,500,000 3,401,475
h,o
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.46% ,
( 3-month USD LIBOR + 2.2% ), 10/15/31 . .................. United States 12,000,000 11,288,172
h,o
Carlyle Global Market Strategies CLO Ltd. ,
2013-3A, BR, 144A, FRN, 6.96%, (3-month USD LIBOR + 1.7%),
10/15/30 .......................................... United States 300,000 282,455

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
h,o
Carlyle Global Market Strategies CLO Ltd., (continued)
2014-2RA, B, 144A, FRN, 6.689%, (3-month USD LIBOR +
1.825%), 5/15/31 .................................... United States 580,000 $ 551,227
2014-4RA, C, 144A, FRN, 8.16%, (3-month USD LIBOR + 2.9%),
7/15/30 ........................................... United States 3,000,000 2,678,841
h,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 19.087%, 12/15/43 ............... United States 60,010 56,144
2019-26, PT, 144A, FRN, 18.556%, 8/15/44 ................ United States 579,721 548,630
2019-31, PT, 144A, FRN, 16.995%, 9/15/44 ................ United States 474,717 443,094
2019-37, PT, 144A, FRN, 18.427%, 10/17/44 ............... United States 546,556 521,023
2019-42, PT, 144A, FRN, 18.313%, 11/15/44 ............... United States 544,473 512,259
2019-51, PT, 144A, FRN, 16.752%, 1/15/45 ................ United States 577,746 545,249
2019-52, PT, 144A, FRN, 15.723%, 1/15/45 ................ United States 611,054 580,262
2019-S1, PT, 144A, FRN, 12.091%, 4/15/44 ................ United States 165,999 159,983
2019-S2, PT, 144A, FRN, 12.22%, 5/16/44 ................. United States 152,575 140,012
2019-S3, PT, 144A, FRN, 11.788%, 6/15/44 ................ United States 268,093 247,786
2019-S4, PT, 144A, FRN, 11.746%, 8/15/44 ................ United States 348,634 336,180
2019-S5, PT, 144A, FRN, 13.333%, 9/15/44 ................ United States 343,673 323,416
2019-S6, PT, 144A, FRN, 10.797%, 10/17/44 ............... United States 393,042 366,151
2019-S7, PT, 144A, FRN, 11.696%, 12/15/44 ............... United States 263,921 245,689
2019-S8, PT, 144A, FRN, 10.185%, 1/15/45 ................ United States 338,272 314,057
2020-2, PT, 144A, FRN, 14.271%, 3/15/45 ................. United States 594,608 561,995
2020-7, PT, 144A, FRN, 15.764%, 4/17/45 ................. United States 331,304 308,110
h,o
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.3% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 30,321,000 29,741,110
h
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 11,964,243 10,698,735
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 4,425,770 3,874,083
h,o
LCM XVII LP , 17A , BRR , 144A, FRN , 6.86% , ( 3-month USD LIBOR
+ 1.6% ), 10/15/31 . ................................... United States 4,590,000 4,441,921
h,o
LCM XVIII LP , 18A , DR , 144A, FRN , 8.05% , ( 3-month USD LIBOR +
2.8% ), 4/20/31 . ..................................... United States 6,860,000 5,763,721
h,o
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN ,
4.877% , ( 3-month EURIBOR + 1.7% ), 4/15/32 . .............. Ireland 4,100,000 EUR 4,346,523
h,o
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A, FRN ,
7.46% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 . ............ United States 2,129,630 2,055,596
h,o
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 6.365% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 7,565,193 7,480,476
h,o
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
7.073% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 3,914,730 3,830,944
h,o
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.23% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ............ United States 7,475,000 7,409,594
h,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 15.626%, 3/15/26 ................ United States 314,214 306,670
2020-PT2, A, 144A, FRN, 16.315%, 4/15/26 ................ United States 379,063 362,600
2020-PT3, A, 144A, FRN, 9.626%, 5/15/26 ................. United States 122,813 115,228
h,o
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.46% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 14,100,000 14,023,508
h,p
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.609%, 6/15/25 ................ United States 124,521 112,546
2019-PT2, A, 144A, FRN, 15.864%, 2/15/26 ................ United States 294,210 288,390
h,o
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 6.729%, (3-month SOFR + 1.662%),
4/25/31 ........................................... United States 2,200,000 2,127,766
2013-2A, BR, 144A, FRN, 7.179%, (3-month SOFR + 2.112%),
4/25/31 ........................................... United States 5,770,000 5,442,974

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
h,o
Voya CLO Ltd., (continued)
2016-1A, BR, 144A, FRN, 7.11%, (3-month SOFR + 2.062%),
1/20/31 ........................................... United States 590,000 $ 554,673
138,075,972
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 822,000 797,698
Total Asset-Backed Securities (Cost $148,992,854) ..............................
141,787,508
Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
h,o
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.648%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 2,480,000 2,396,445
2021-VOLT, B, 144A, FRN, 5.898%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 3,890,000 3,721,489
2022-LP2, A, 144A, FRN, 5.902%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 8,726,866 8,472,318
p
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 2,336,688 1,522,485
16,112,737
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $17,311,116) ................
16,112,737
Mortgage-Backed Securities 6.4%
q
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 8,682 8,463
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.5%
FHLMC Gold Pool, 20 Year, 5%, 5/01/27 - 5/01/30 ............. United States 113,640 115,017
FHLMC Gold Pool, 30 Year, 4.5%, 10/01/40 ................. United States 42,965 43,191
FHLMC Gold Pool, 30 Year, 5%, 3/01/34 - 2/01/38 ............. United States 254,345 257,820
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 6/01/36 ........... United States 348,603 357,526
FHLMC Gold Pool, 30 Year, 6%, 6/01/33 - 6/01/37 ............. United States 160,097 164,303
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/25 - 6/01/36 .......... United States 33,762 35,082
FHLMC Gold Pool, 30 Year, 7%, 8/01/32 .................... United States 2,234 2,281
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 - 1/01/31 ........... United States 1,971 2,077
FHLMC Gold Pool, 30 Year, 8%, 11/01/25 ................... United States 22 21
FHLMC Gold Pool, 30 Year, 9%, 12/01/24 ................... United States 12 13
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 36,329,818 30,263,992
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 38,947,614 37,272,411
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 59,873,287 58,572,189
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 28,915,772 29,169,148
156,255,071
q
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.279%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 47,305 46,874
Federal National Mortgage Association (FNMA) Fixed Rate 0.9%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 65,350 63,003
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 19,779 19,718
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 146,715 147,397
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 17,163,728 15,570,268
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 8,744,494 8,525,348
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 131,652 132,205
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 297,815 303,467
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 463,335 474,978

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 818,315 $ 838,572
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 129,184 135,846
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 2,380 2,496
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 573 579
26,213,877
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 5 5
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 43,954 45,328
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 173,213 177,341
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 10,500 10,970
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 2,943 3,021
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 3,255 3,270
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 250 250
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 1,487 1,489
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 13 13
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 11 11
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 151 151
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 82,541 84,730
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 42,894 44,481
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 45,784 48,308
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 26,861 27,787
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 7,635 7,886
455,041
Total Mortgage-Backed Securities (Cost $185,664,893) ...........................
182,979,326
Residential Mortgage-Backed Securities 3.7%
Financial Services 3.7%
h
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 1,082,480 1,059,613
p
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 3,593,693 3,419,961
h,p
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 915,094 878,277
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 1,807,141 1,721,328
h,p
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,725,973 3,633,252
o
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 9.02%, (1-month USD LIBOR + 4%), 8/25/24 United States 195,401 197,874
2014-DN4, M3, FRN, 9.57%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 1,972,448 2,012,178
2015-DNA1, M3, FRN, 8.32%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 376,551 379,912
2015-DNA3, M3, FRN, 9.72%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 6,553,920 6,892,873
2016-DNA2, M3, FRN, 9.67%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 6,065,929 6,357,574
o
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 10.27%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 3,893,488 3,968,319
2014-C01, M2, FRN, 9.42%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 5,192,073 5,284,366
2014-C03, 2M2, FRN, 7.92%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 616,104 622,463
2015-C01, 1M2, FRN, 9.32%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,355,197 1,405,906

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
o
FNMA Connecticut Avenue Securities, (continued)
2015-C02, 1M2, FRN, 9.02%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 4,948,333 $ 5,164,636
2015-C03, 1M2, FRN, 10.02%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 5,801,488 6,176,803
2016-C01, 1M2, FRN, 11.77%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,003,847 1,085,473
2016-C03, 1M2, FRN, 10.32%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 5,470,033 5,783,647
2017-C04, 2M2, FRN, 7.87%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 4,333,768 4,407,761
h,p
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 12,828,140 11,285,106
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 4,141,322 3,626,835
h,p
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 7,115,304 6,874,670
h,p
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 2,697,083 2,367,803
h,p
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 8,614,267 7,544,094
h,p
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,610,443 1,409,405
h,p
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 15,281,253 13,660,592
107,220,721
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $117,565,709) ................
107,220,721
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 620,001 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 6,000,000 45,000
Total Escrows and Litigation Trusts (Cost $5,707,489) ...........................
45,000
Total Long Term Investments (Cost $2,886,085,651) .............................
2,637,777,447
a
Short Term Investments 7.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
e,r
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 37,364,960 37,364,960
Total Money Market Funds (Cost $37,364,960) ..................................
37,364,960

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 6.2%
s
Joint Repurchase Agreement, 4.693%, 5/01/23 (Maturity Value
$177,936,467)
BNP Paribas Securities Corp. (Maturity Value $89,729,802)
Deutsche Bank Securities, Inc. (Maturity Value $34,370,208)
HSBC Securities (USA), Inc. (Maturity Value $53,836,457)
Collateralized by U.S. Government and Agency Securities, 2%
- 5.5%, 9/6/24 - 10/15/57; U.S. Treasury Bonds, Index Linked,
2% - 2.38%, 1/15/25 - 1/15/26; and U.S. Treasury Notes, 0.38%,
7/31/27 (valued at $181,522,477) ........................ 177,866,902 $ 177,866,902
Total Repurchase Agreements (Cost $177,866,902) ..............................
177,866,902
Total Short Term Investments (Cost $215,231,862 ) ...............................
215,231,862
a
Total Investments (Cost $3,101,317,513) 99.4% ..................................
$2,853,009,309
Other Assets, less Liabilities 0.6% .............................................
17,431,968
Net Assets 100.0% ...........................................................
$2,870,441,277
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 10 regarding holdings of 5% voting securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
Income may be received in additional securities and/or cash.
g
Perpetual security with no stated maturity date.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $1,042,711,618, representing 36.3% of net assets.
i
The coupon rate shown represents the rate at period end.
j
See Note 7 regarding credit risk and defaulted securities.
k
See Note 1(i) regarding senior floating rate interests.
l
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
Principal amount of security is adjusted for inflation. See Note 1(k).
o
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 1(c) regarding joint repurchase agreement.

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Strategic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
,
At April 30, 2023, the Fund had the following marketplace loans outstanding. See Note 1(g).
Description
Principal
Amount Value
Marketplace Loans - 1.9%
Block, Inc.
4786214.SQ.FTS.B, Zero Cpn, 5/28/23 ... $ 1,128 $ 243
4789370.SQ.FTS.B, Zero Cpn, 5/29/23 ... 11,262 2,933
4790824.SQ.FTS.B, Zero Cpn, 5/29/23 ... 3,330 588
4792640.SQ.FTS.B, Zero Cpn, 5/30/23 ... 62 39
4792978.SQ.FTS.B, Zero Cpn, 5/30/23 ... 929 258
4796651.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,524 900
4798843.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,576 896
4799719.SQ.FTS.B, Zero Cpn, 6/01/23 ... 411 278
4807880.SQ.FTS.B, Zero Cpn, 6/02/23 ... 19,851 2,518
4808500.SQ.FTS.B, Zero Cpn, 6/02/23 ... 11,566 5,713
4809809.SQ.FTS.B, Zero Cpn, 6/02/23 ... 291 109
4810075.SQ.FTS.B, Zero Cpn, 6/03/23 ... 1,707 745
4815617.SQ.FTS.B, Zero Cpn, 6/05/23 ... 966 332
4815646.SQ.FTS.B, Zero Cpn, 6/05/23 ... 5,300 2,530
4816871.SQ.FTS.B, Zero Cpn, 6/06/23 ... 248 152
4817437.SQ.FTS.B, Zero Cpn, 6/06/23 ... 557 231
4820091.SQ.FTS.B, Zero Cpn, 6/07/23 ... 2,445 933
4820553.SQ.FTS.B, Zero Cpn, 6/07/23 ... 10,164 1,619
4821904.SQ.FTS.B, Zero Cpn, 6/08/23 ... 796 162
4821908.SQ.FTS.B, Zero Cpn, 6/08/23 ... 461 141
4822253.SQ.FTS.B, Zero Cpn, 6/08/23 ... 1,835 551
4830906.SQ.FTS.B, Zero Cpn, 6/10/23 ... 692 256
4830931.SQ.FTS.B, Zero Cpn, 6/10/23 ... 127 49
4831001.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,270 492
4831110.SQ.FTS.B, Zero Cpn, 6/10/23 ... 962 247
4831269.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,835 529
4831653.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,099 436
4831986.SQ.FTS.B, Zero Cpn, 6/10/23 ... 5,372 2,108
4832297.SQ.FTS.B, Zero Cpn, 6/10/23 ... 567 267
4832548.SQ.FTS.B, Zero Cpn, 6/10/23 ... 7,727 933
4833494.SQ.FTS.B, Zero Cpn, 6/11/23 ... 547 311
4833520.SQ.FTS.B, Zero Cpn, 6/11/23 ... 4,168 1,251
4834162.SQ.FTS.B, Zero Cpn, 6/12/23 ... 241 100
4838333.SQ.FTS.B, Zero Cpn, 6/14/23 ... 750 137
4839102.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,596 348
4839768.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,790 876
4841116.SQ.FTS.B, Zero Cpn, 6/15/23 ... 11,234 3,639
4842324.SQ.FTS.B, Zero Cpn, 6/15/23 ... 157 100
4842421.SQ.FTS.B, Zero Cpn, 6/15/23 ... 401 190
4842605.SQ.FTS.B, Zero Cpn, 6/15/23 ... 4,000 762
4842631.SQ.FTS.B, Zero Cpn, 6/15/23 ... 5,776 1,418
4843200.SQ.FTS.B, Zero Cpn, 6/15/23 ... 2,039 1,181
4848370.SQ.FTS.B, Zero Cpn, 6/16/23 ... 12,352 5,314
4848622.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,069 985
4861461.SQ.FTS.B, Zero Cpn, 6/17/23 ... 61 19
4862012.SQ.FTS.B, Zero Cpn, 6/18/23 ... 140 87
4862192.SQ.FTS.B, Zero Cpn, 6/18/23 ... 3,999 2,687
4862341.SQ.FTS.B, Zero Cpn, 6/18/23 ... 527 141
4862443.SQ.FTS.B, Zero Cpn, 6/18/23 ... 7,578 2,192
4862769.SQ.FTS.B, Zero Cpn, 6/19/23 ... 7,110 2,918
4862938.SQ.FTS.B, Zero Cpn, 6/19/23 ... 691 208
4862998.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,298 286
4863011.SQ.FTS.B, Zero Cpn, 6/19/23 ... 120 63
4863062.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,882 791
4863186.SQ.FTS.B, Zero Cpn, 6/19/23 ... 1,844 822
4863238.SQ.FTS.B, Zero Cpn, 6/19/23 ... 2,993 870
Description
Principal
Amount Value
Block, Inc. (continued)
4863412.SQ.FTS.B, Zero Cpn, 6/19/23 ... $ 11,632 $ 4,684
4863925.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,300 883
4865141.SQ.FTS.B, Zero Cpn, 6/20/23 ... 404 159
4866807.SQ.FTS.B, Zero Cpn, 6/20/23 ... 48 29
4867257.SQ.FTS.B, Zero Cpn, 6/20/23 ... 941 201
4867843.SQ.FTS.B, Zero Cpn, 6/21/23 ... 739 333
4868757.SQ.FTS.B, Zero Cpn, 6/21/23 ... 3,219 1,188
4868920.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,181 852
4869171.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,336 272
4869815.SQ.FTS.B, Zero Cpn, 6/21/23 ... 7,257 2,058
4871837.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,490 290
4872022.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,829 540
4872027.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,051 1,552
4872072.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,449 979
4872437.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,127 388
4872518.SQ.FTS.B, Zero Cpn, 6/22/23 ... 105 41
4873297.SQ.FTS.B, Zero Cpn, 6/22/23 ... 113 50
4873313.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,287 395
4873405.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,886 3,378
4874157.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,873 1,355
4874535.SQ.FTS.B, Zero Cpn, 6/23/23 ... 977 260
4874544.SQ.FTS.B, Zero Cpn, 6/23/23 ... 1,216 542
4874845.SQ.FTS.B, Zero Cpn, 6/23/23 ... 3,811 1,822
4875940.SQ.FTS.B, Zero Cpn, 6/23/23 ... 7,944 3,425
4876174.SQ.FTS.B, Zero Cpn, 6/23/23 ... 600 264
4876827.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,801 1,120
4877017.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,081 117
4877057.SQ.FTS.B, Zero Cpn, 6/24/23 ... 314 113
4877067.SQ.FTS.B, Zero Cpn, 6/24/23 ... 1,174 106
4877160.SQ.FTS.B, Zero Cpn, 6/24/23 ... 147 33
4877161.SQ.FTS.B, Zero Cpn, 6/24/23 ... 928 506
4877248.SQ.FTS.B, Zero Cpn, 6/25/23 ... 114 69
4877254.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,462 554
4877394.SQ.FTS.B, Zero Cpn, 6/25/23 ... 4,239 2,493
4877534.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,857 340
4878103.SQ.FTS.B, Zero Cpn, 6/27/23 ... 627 211
4878504.SQ.FTS.B, Zero Cpn, 6/27/23 ... 260 191
4878787.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,067 1,053
4878962.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,347 394
4879027.SQ.FTS.B, Zero Cpn, 6/27/23 ... 417 273
4879124.SQ.FTS.B, Zero Cpn, 6/27/23 ... 4,098 1,740
4879260.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,091 1,458
4879371.SQ.FTS.B, Zero Cpn, 6/27/23 ... 536 123
4879728.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,694 701
4879828.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,701 464
4880063.SQ.FTS.B, Zero Cpn, 6/27/23 ... 3,473 893
4880273.SQ.FTS.B, Zero Cpn, 6/27/23 ... 32,499 8,606
4880336.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,880 769
4880374.SQ.FTS.B, Zero Cpn, 6/28/23 ... 12,118 4,583
4880603.SQ.FTS.B, Zero Cpn, 6/28/23 ... 649 328
4880766.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,605 811
4880840.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,437 646
4880881.SQ.FTS.B, Zero Cpn, 6/28/23 ... 274 55
4881332.SQ.FTS.B, Zero Cpn, 6/28/23 ... 671 313
4881595.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,106 562
4881625.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,074 125

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4881632.SQ.FTS.B, Zero Cpn, 6/28/23 ... $ 5,202 $ 1,149
4881933.SQ.FTS.B, Zero Cpn, 6/28/23 ... 502 137
4881967.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,311 354
4882127.SQ.FTS.B, Zero Cpn, 6/28/23 ... 35,043 8,183
4882630.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,042 2,307
4886903.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,071 384
4886912.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,287 214
4888694.SQ.FTS.B, Zero Cpn, 6/30/23 ... 4,336 1,490
4889268.SQ.FTS.B, Zero Cpn, 6/30/23 ... 524 142
4889574.SQ.FTS.B, Zero Cpn, 7/01/23 ... 3,188 642
4889768.SQ.FTS.B, Zero Cpn, 7/01/23 ... 193 142
4893066.SQ.FTS.B, Zero Cpn, 7/04/23 ... 3,265 308
4893123.SQ.FTS.B, Zero Cpn, 7/04/23 ... 175 101
4894101.SQ.FTS.B, Zero Cpn, 7/04/23 ... 12,955 4,463
4894444.SQ.FTS.B, Zero Cpn, 7/04/23 ... 128 111
4894456.SQ.FTS.B, Zero Cpn, 7/04/23 ... 1,602 644
4895085.SQ.FTS.B, Zero Cpn, 7/05/23 ... 1,529 567
4895222.SQ.FTS.B, Zero Cpn, 7/05/23 ... 956 416
4896484.SQ.FTS.B, Zero Cpn, 7/05/23 ... 723 173
4896547.SQ.FTS.B, Zero Cpn, 7/05/23 ... 4,712 1,256
4898791.SQ.FTS.B, Zero Cpn, 7/06/23 ... 502 371
4898852.SQ.FTS.B, Zero Cpn, 7/06/23 ... 2,213 548
4899151.SQ.FTS.B, Zero Cpn, 7/06/23 ... 3,147 1,055
4905436.SQ.FTS.B, Zero Cpn, 7/10/23 ... 594 219
4907364.SQ.FTS.B, Zero Cpn, 7/11/23 ... 1,373 155
4908064.SQ.FTS.B, Zero Cpn, 7/11/23 ... 16,568 8,813
4914425.SQ.FTS.B, Zero Cpn, 7/13/23 ... 657 614
4916400.SQ.FTS.B, Zero Cpn, 7/14/23 ... 955 373
4916640.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,889 590
4916673.SQ.FTS.B, Zero Cpn, 7/14/23 ... 9,163 2,983
4916836.SQ.FTS.B, Zero Cpn, 7/14/23 ... 436 330
4922562.SQ.FTS.B, Zero Cpn, 7/14/23 ... 6,920 2,449
4922790.SQ.FTS.B, Zero Cpn, 7/14/23 ... 449 121
4923493.SQ.FTS.B, Zero Cpn, 7/15/23 ... 134 48
4923524.SQ.FTS.B, Zero Cpn, 7/16/23 ... 903 639
4924642.SQ.FTS.B, Zero Cpn, 7/17/23 ... 225 130
4925329.SQ.FTS.B, Zero Cpn, 7/18/23 ... 1,389 217
4925730.SQ.FTS.B, Zero Cpn, 7/18/23 ... 425 146
4926230.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,280 517
4928876.SQ.FTS.B, Zero Cpn, 7/19/23 ... 764 243
4930391.SQ.FTS.B, Zero Cpn, 7/20/23 ... 846 490
4931016.SQ.FTS.B, Zero Cpn, 7/20/23 ... 741 256
4931020.SQ.FTS.B, Zero Cpn, 7/20/23 ... 10,152 3,441
4934833.SQ.FTS.B, Zero Cpn, 7/21/23 ... 2,681 1,189
4935485.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,195 745
4935511.SQ.FTS.B, Zero Cpn, 7/22/23 ... 450 137
4935850.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,192 668
4935921.SQ.FTS.B, Zero Cpn, 7/23/23 ... 187 75
4940284.SQ.FTS.B, Zero Cpn, 7/25/23 ... 3,434 2,004
4940732.SQ.FTS.B, Zero Cpn, 7/25/23 ... 495 304
4941224.SQ.FTS.B, Zero Cpn, 7/25/23 ... 4,401 1,156
4941481.SQ.FTS.B, Zero Cpn, 7/26/23 ... 24 14
4942261.SQ.FTS.B, Zero Cpn, 7/26/23 ... 740 180
4945879.SQ.FTS.B, Zero Cpn, 7/27/23 ... 300 113
4947272.SQ.FTS.B, Zero Cpn, 7/27/23 ... 1,224 441
4948736.SQ.FTS.B, Zero Cpn, 7/28/23 ... 5,040 1,223
4953337.SQ.FTS.B, Zero Cpn, 7/28/23 ... 5,454 3,277
4953930.SQ.FTS.B, Zero Cpn, 7/28/23 ... 6,906 1,660
Description
Principal
Amount Value
Block, Inc. (continued)
4954105.SQ.FTS.B, Zero Cpn, 7/28/23 ... $ 2,531 $ 993
4956468.SQ.FTS.B, Zero Cpn, 7/30/23 ... 455 118
4960965.SQ.FTS.B, Zero Cpn, 7/31/23 ... 367 305
4961597.SQ.FTS.B, Zero Cpn, 7/31/23 ... 6,826 2,791
4964044.SQ.FTS.B, Zero Cpn, 8/01/23 ... 3,997 2,029
4964338.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,028 179
4965729.SQ.FTS.B, Zero Cpn, 8/01/23 ... 184 154
4967002.SQ.FTS.B, Zero Cpn, 8/02/23 ... 1,496 443
4971164.SQ.FTS.B, Zero Cpn, 8/03/23 ... 2,881 1,668
4972172.SQ.FTS.B, Zero Cpn, 8/03/23 ... 797 542
4975322.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,106 100
4975653.SQ.FTS.B, Zero Cpn, 8/06/23 ... 14,056 3,722
4976561.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,306 424
4977066.SQ.FTS.B, Zero Cpn, 8/07/23 ... 14,863 2,806
4977248.SQ.FTS.B, Zero Cpn, 8/07/23 ... 23,393 5,400
4978982.SQ.FTS.B, Zero Cpn, 8/08/23 ... 8,763 6,954
4979273.SQ.FTS.B, Zero Cpn, 8/08/23 ... 3,252 1,162
4979694.SQ.FTS.B, Zero Cpn, 8/08/23 ... 7,423 1,333
4980976.SQ.FTS.B, Zero Cpn, 8/08/23 ... 3,062 962
4981159.SQ.FTS.B, Zero Cpn, 8/09/23 ... 3,162 602
4981755.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,833 637
4981981.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,638 954
4983108.SQ.FTS.B, Zero Cpn, 8/09/23 ... 419 209
4984948.SQ.FTS.B, Zero Cpn, 8/10/23 ... 443 241
4989295.SQ.FTS.B, Zero Cpn, 8/11/23 ... 228 139
4989442.SQ.FTS.B, Zero Cpn, 8/11/23 ... 717 231
4990625.SQ.FTS.B, Zero Cpn, 8/12/23 ... 771 463
4990668.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,655 481
4990781.SQ.FTS.B, Zero Cpn, 8/12/23 ... 462 69
4995431.SQ.FTS.B, Zero Cpn, 8/15/23 ... 6,247 813
5004424.SQ.FTS.B, Zero Cpn, 8/16/23 ... 1,835 549
5016072.SQ.FTS.B, Zero Cpn, 8/17/23 ... 5,014 1,375
5019704.SQ.FTS.B, Zero Cpn, 8/17/23 ... 2,760 2,391
5023148.SQ.FTS.B, Zero Cpn, 8/18/23 ... 1,355 951
5025752.SQ.FTS.B, Zero Cpn, 8/19/23 ... 6,406 573
5025882.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,858 330
5026234.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,053 881
5026383.SQ.FTS.B, Zero Cpn, 8/19/23 ... 155 134
5026934.SQ.FTS.B, Zero Cpn, 8/21/23 ... 1,253 548
5027018.SQ.FTS.B, Zero Cpn, 8/21/23 ... 609 567
5027373.SQ.FTS.B, Zero Cpn, 8/21/23 ... 8,844 892
5030021.SQ.FTS.B, Zero Cpn, 8/22/23 ... 199 63
5030831.SQ.FTS.B, Zero Cpn, 8/22/23 ... 5,213 553
5031471.SQ.FTS.B, Zero Cpn, 8/22/23 ... 5,258 1,571
5031503.SQ.FTS.B, Zero Cpn, 8/22/23 ... 1,368 883
5032944.SQ.FTS.B, Zero Cpn, 8/23/23 ... 125 101
5033148.SQ.FTS.B, Zero Cpn, 8/23/23 ... 471 146
5033157.SQ.FTS.B, Zero Cpn, 8/23/23 ... 1,437 1,060
5035669.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,399 349
5037826.SQ.FTS.B, Zero Cpn, 8/24/23 ... 1,608 579
5040879.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,743 1,630
5042510.SQ.FTS.B, Zero Cpn, 8/25/23 ... 1,288 809
5043542.SQ.FTS.B, Zero Cpn, 8/26/23 ... 554 531
5044176.SQ.FTS.B, Zero Cpn, 8/27/23 ... 327 109
5044258.SQ.FTS.B, Zero Cpn, 8/27/23 ... 8,147 5,039
5044404.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,451 443
5044794.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,731 1,644
5045662.SQ.FTS.B, Zero Cpn, 8/28/23 ... 2,040 216

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5045863.SQ.FTS.B, Zero Cpn, 8/28/23 ... $ 177 $ 116
5047314.SQ.FTS.B, Zero Cpn, 8/28/23 ... 751 144
5047321.SQ.FTS.B, Zero Cpn, 8/28/23 ... 5,110 1,303
5049681.SQ.FTS.B, Zero Cpn, 9/01/23 ... 53 31
5050394.SQ.FTS.B, Zero Cpn, 9/01/23 ... 4,019 1,609
5051538.SQ.FTS.B, Zero Cpn, 9/02/23 ... 489 214
5059326.SQ.FTS.B, Zero Cpn, 9/04/23 ... 13,048 1,386
5060641.SQ.FTS.B, Zero Cpn, 9/04/23 ... 5,864 4,658
5061493.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,559 1,262
5062120.SQ.FTS.B, Zero Cpn, 9/05/23 ... 888 410
5062300.SQ.FTS.B, Zero Cpn, 9/06/23 ... 1,128 719
5062340.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,118 562
5062512.SQ.FTS.B, Zero Cpn, 9/06/23 ... 3,648 892
5063823.SQ.FTS.B, Zero Cpn, 9/07/23 ... 143 126
5065106.SQ.FTS.B, Zero Cpn, 9/07/23 ... 1,802 863
5065174.SQ.FTS.B, Zero Cpn, 9/07/23 ... 421 318
5065196.SQ.FTS.B, Zero Cpn, 9/07/23 ... 9,347 4,045
5065404.SQ.FTS.B, Zero Cpn, 9/07/23 ... 2,680 258
5065943.SQ.FTS.B, Zero Cpn, 9/07/23 ... 717 312
5067242.SQ.FTS.B, Zero Cpn, 9/08/23 ... 5,386 1,944
5067403.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,091 1,683
5067489.SQ.FTS.B, Zero Cpn, 9/08/23 ... 221 194
5068096.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,629 1,657
5068551.SQ.FTS.B, Zero Cpn, 9/08/23 ... 15,715 8,988
5071139.SQ.FTS.B, Zero Cpn, 9/09/23 ... 3,430 3,060
5072967.SQ.FTS.B, Zero Cpn, 9/10/23 ... 542 324
5074442.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,909 353
5075119.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,810 697
5075424.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,875 681
5075548.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,661 2,330
5075923.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,557 1,366
5077583.SQ.FTS.B, Zero Cpn, 9/11/23 ... 3,691 831
5079422.SQ.FTS.B, Zero Cpn, 9/13/23 ... 3,544 2,412
5080816.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,416 1,232
5081105.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,207 1,366
5081227.SQ.FTS.B, Zero Cpn, 9/14/23 ... 4,612 4,145
5081612.SQ.FTS.B, Zero Cpn, 9/14/23 ... 1,324 592
5081691.SQ.FTS.B, Zero Cpn, 9/14/23 ... 2,062 1,249
5082283.SQ.FTS.B, Zero Cpn, 9/15/23 ... 741 452
5084934.SQ.FTS.B, Zero Cpn, 9/16/23 ... 33,929 9,712
5085496.SQ.FTS.B, Zero Cpn, 9/16/23 ... 158 104
5085858.SQ.FTS.B, Zero Cpn, 9/16/23 ... 887 295
5086206.SQ.FTS.B, Zero Cpn, 9/16/23 ... 703 557
5086589.SQ.FTS.B, Zero Cpn, 9/16/23 ... 6,492 5,525
5088456.SQ.FTS.B, Zero Cpn, 9/17/23 ... 110 76
5090272.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,187 841
5091720.SQ.FTS.B, Zero Cpn, 9/18/23 ... 44 37
5092317.SQ.FTS.B, Zero Cpn, 9/18/23 ... 2,820 1,535
5093863.SQ.FTS.B, Zero Cpn, 9/19/23 ... 10,192 2,052
5094324.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,692 314
5094427.SQ.FTS.B, Zero Cpn, 9/20/23 ... 2,121 802
5095627.SQ.FTS.B, Zero Cpn, 9/21/23 ... 765 628
5095917.SQ.FTS.B, Zero Cpn, 9/21/23 ... 17,638 3,689
5096674.SQ.FTS.B, Zero Cpn, 9/21/23 ... 13,817 2,197
5097715.SQ.FTS.B, Zero Cpn, 9/21/23 ... 205 170
5097942.SQ.FTS.B, Zero Cpn, 9/22/23 ... 735 506
5097995.SQ.FTS.B, Zero Cpn, 9/22/23 ... 1,578 1,239
5098275.SQ.FTS.B, Zero Cpn, 9/22/23 ... 6,026 1,508
Description
Principal
Amount Value
Block, Inc. (continued)
5100485.SQ.FTS.B, Zero Cpn, 9/23/23 ... $ 4,264 $ 872
5101793.SQ.FTS.B, Zero Cpn, 9/23/23 ... 778 560
5102756.SQ.FTS.B, Zero Cpn, 9/23/23 ... 40 33
5106538.SQ.FTS.B, Zero Cpn, 9/24/23 ... 11,727 3,369
5106892.SQ.FTS.B, Zero Cpn, 9/24/23 ... 336 255
5107353.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,383 534
5107774.SQ.FTS.B, Zero Cpn, 9/25/23 ... 702 565
5109145.SQ.FTS.B, Zero Cpn, 9/25/23 ... 1,195 629
5110636.SQ.FTS.B, Zero Cpn, 9/26/23 ... 3,379 1,350
5110725.SQ.FTS.B, Zero Cpn, 9/27/23 ... 1,393 1,147
5110762.SQ.FTS.B, Zero Cpn, 9/27/23 ... 635 188
5110811.SQ.FTS.B, Zero Cpn, 9/27/23 ... 2,531 1,724
5111024.SQ.FTS.B, Zero Cpn, 9/27/23 ... 3,360 830
5111117.SQ.FTS.B, Zero Cpn, 9/27/23 ... 502 135
5112445.SQ.FTS.B, Zero Cpn, 9/28/23 ... 777 490
5112955.SQ.FTS.B, Zero Cpn, 9/28/23 ... 4,811 1,166
5113266.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,765 983
5114206.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,117 399
5116150.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,567 1,713
5117214.SQ.FTS.B, Zero Cpn, 9/30/23 ... 252 176
5117309.SQ.FTS.B, Zero Cpn, 9/30/23 ... 584 198
5117854.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,086 281
5119131.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,892 997
5119221.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,448 1,353
5119262.SQ.FTS.B, Zero Cpn, 9/30/23 ... 8 7
5119608.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,589 1,412
5121651.SQ.FTS.B, Zero Cpn, 9/30/23 ... 8,232 6,644
5122643.SQ.FTS.B, Zero Cpn, 9/30/23 ... 252 150
5124518.SQ.FTS.B, Zero Cpn, 9/30/23 ... 11,687 4,218
5126438.SQ.FTS.B, Zero Cpn, 10/01/23 .. 23,217 6,953
5127847.SQ.FTS.B, Zero Cpn, 10/02/23 .. 24 21
5128413.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,332 188
5128523.SQ.FTS.B, Zero Cpn, 10/03/23 .. 534 432
5128685.SQ.FTS.B, Zero Cpn, 10/03/23 .. 111 41
5129262.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,147 957
5131238.SQ.FTS.B, Zero Cpn, 10/04/23 .. 4,826 2,078
5131669.SQ.FTS.B, Zero Cpn, 10/04/23 .. 22,967 7,720
5132006.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,229 399
5132946.SQ.FTS.B, Zero Cpn, 10/05/23 .. 8 7
5132957.SQ.FTS.B, Zero Cpn, 10/05/23 .. 152 137
5133917.SQ.FTS.B, Zero Cpn, 10/05/23 .. 425 325
5134297.SQ.FTS.B, Zero Cpn, 10/05/23 .. 175 159
5134361.SQ.FTS.B, Zero Cpn, 10/05/23 .. 139 129
5135710.SQ.FTS.B, Zero Cpn, 10/05/23 .. 347 235
5136782.SQ.FTS.B, Zero Cpn, 10/06/23 .. 82 45
5136863.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,243 317
5137092.SQ.FTS.B, Zero Cpn, 10/06/23 .. 538 222
5137109.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,862 1,380
5138072.SQ.FTS.B, Zero Cpn, 10/06/23 .. 4,185 1,462
5138860.SQ.FTS.B, Zero Cpn, 10/06/23 .. 1,036 285
5138917.SQ.FTS.B, Zero Cpn, 10/06/23 .. 140 110
5139115.SQ.FTS.B, Zero Cpn, 10/06/23 .. 532 270
5141482.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,827 2,548
5142028.SQ.FTS.B, Zero Cpn, 10/07/23 .. 612 228
5142049.SQ.FTS.B, Zero Cpn, 10/07/23 .. 593 456
5145760.SQ.FTS.B, Zero Cpn, 10/08/23 .. 1,894 767
5145849.SQ.FTS.B, Zero Cpn, 10/08/23 .. 25 18
5148107.SQ.FTS.B, Zero Cpn, 10/09/23 .. 3,447 2,262

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5148859.SQ.FTS.B, Zero Cpn, 10/10/23 .. $ 2,177 $ 1,576
5149144.SQ.FTS.B, Zero Cpn, 10/10/23 .. 951 801
5149170.SQ.FTS.B, Zero Cpn, 10/10/23 .. 485 172
5149269.SQ.FTS.B, Zero Cpn, 10/10/23 .. 941 99
5150453.SQ.FTS.B, Zero Cpn, 10/11/23 .. 911 749
5150470.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,079 1,723
5152767.SQ.FTS.B, Zero Cpn, 10/11/23 .. 4,044 1,616
5152822.SQ.FTS.B, Zero Cpn, 10/11/23 .. 20,653 7,611
5153190.SQ.FTS.B, Zero Cpn, 10/11/23 .. 3,393 2,112
5153369.SQ.FTS.B, Zero Cpn, 10/11/23 .. 12,701 3,277
5153611.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,253 1,187
5153956.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,957 700
5154181.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,613 342
5154314.SQ.FTS.B, Zero Cpn, 10/12/23 .. 2,780 919
5154612.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,321 356
5154987.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,107 907
5156156.SQ.FTS.B, Zero Cpn, 10/12/23 .. 5,005 3,190
5157152.SQ.FTS.B, Zero Cpn, 10/12/23 .. 4,641 1,892
5157279.SQ.FTS.B, Zero Cpn, 10/12/23 .. 9,049 2,758
5157821.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,950 1,443
5159226.SQ.FTS.B, Zero Cpn, 10/13/23 .. 448 442
5159258.SQ.FTS.B, Zero Cpn, 10/13/23 .. 2,281 903
5159356.SQ.FTS.B, Zero Cpn, 10/13/23 .. 7,583 3,028
5159643.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,281 575
5159726.SQ.FTS.B, Zero Cpn, 10/13/23 .. 11,301 9,011
5160236.SQ.FTS.B, Zero Cpn, 10/13/23 .. 13,519 5,274
5160507.SQ.FTS.B, Zero Cpn, 10/13/23 .. 377 301
5162509.SQ.FTS.B, Zero Cpn, 10/14/23 .. 55,221 13,904
5163000.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,619 3,269
5163312.SQ.FTS.B, Zero Cpn, 10/14/23 .. 3,944 3,560
5163616.SQ.FTS.B, Zero Cpn, 10/14/23 .. 6,096 4,382
5164173.SQ.FTS.B, Zero Cpn, 10/14/23 .. 89 81
5164174.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,129 814
5165378.SQ.FTS.B, Zero Cpn, 10/14/23 .. 4,493 2,405
5165754.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,504 291
5168750.SQ.FTS.B, Zero Cpn, 10/15/23 .. 2,545 1,590
5170843.SQ.FTS.B, Zero Cpn, 10/15/23 .. 14,553 6,166
5171656.SQ.FTS.B, Zero Cpn, 10/16/23 .. 875 97
5172517.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,356 537
5172607.SQ.FTS.B, Zero Cpn, 10/17/23 .. 495 341
5172676.SQ.FTS.B, Zero Cpn, 10/17/23 .. 3,007 1,698
5173148.SQ.FTS.B, Zero Cpn, 10/17/23 .. 670 616
5175259.SQ.FTS.B, Zero Cpn, 10/18/23 .. 463 71
5175826.SQ.FTS.B, Zero Cpn, 10/18/23 .. 3,737 1,577
5176617.SQ.FTS.B, Zero Cpn, 10/18/23 .. 935 276
5176935.SQ.FTS.B, Zero Cpn, 10/18/23 .. 920 259
5177078.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,402 1,028
5178365.SQ.FTS.B, Zero Cpn, 10/18/23 .. 915 716
5178540.SQ.FTS.B, Zero Cpn, 10/18/23 .. 831 618
5179181.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,690 1,008
5181779.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,677 1,376
5184366.SQ.FTS.B, Zero Cpn, 10/19/23 .. 3,564 2,455
5189604.SQ.FTS.B, Zero Cpn, 10/20/23 .. 5,258 2,851
5202714.SQ.FTS.B, Zero Cpn, 10/21/23 .. 23,934 12,231
5203664.SQ.FTS.B, Zero Cpn, 10/21/23 .. 1,445 491
5203735.SQ.FTS.B, Zero Cpn, 10/21/23 .. 6,108 2,351
5203935.SQ.FTS.B, Zero Cpn, 10/21/23 .. 395 329
5204240.SQ.FTS.B, Zero Cpn, 10/22/23 .. 834 327
Description
Principal
Amount Value
Block, Inc. (continued)
5209797.SQ.FTS.B, Zero Cpn, 10/23/23 .. $ 157 $ 143
5209815.SQ.FTS.B, Zero Cpn, 10/23/23 .. 318 266
5210519.SQ.FTS.B, Zero Cpn, 10/24/23 .. 11,522 2,130
5210616.SQ.FTS.B, Zero Cpn, 10/24/23 .. 789 512
5210691.SQ.FTS.B, Zero Cpn, 10/24/23 .. 2,411 867
5211496.SQ.FTS.B, Zero Cpn, 10/25/23 .. 208 195
5211869.SQ.FTS.B, Zero Cpn, 10/25/23 .. 1,238 1,113
5215697.SQ.FTS.B, Zero Cpn, 10/25/23 .. 2,202 2,114
5219348.SQ.FTS.B, Zero Cpn, 10/26/23 .. 346 133
5219361.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,378 2,153
5223636.SQ.FTS.B, Zero Cpn, 10/27/23 .. 2,509 1,277
5223661.SQ.FTS.B, Zero Cpn, 10/27/23 .. 3,190 2,649
5223758.SQ.FTS.B, Zero Cpn, 10/27/23 .. 105 81
5230330.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,320 365
5230521.SQ.FTS.B, Zero Cpn, 10/28/23 .. 767 446
5230601.SQ.FTS.B, Zero Cpn, 10/28/23 .. 5,805 1,900
5233083.SQ.FTS.B, Zero Cpn, 10/28/23 .. 409 354
5234006.SQ.FTS.B, Zero Cpn, 10/28/23 .. 33,066 11,702
5235712.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,124 432
5237941.SQ.FTS.B, Zero Cpn, 10/29/23 .. 3,517 1,999
5238462.SQ.FTS.B, Zero Cpn, 10/29/23 .. 475 429
5238828.SQ.FTS.B, Zero Cpn, 10/29/23 .. 19,166 8,289
5239828.SQ.FTS.B, Zero Cpn, 10/29/23 .. 772 702
5240481.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,280 953
5240546.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,371 137
5240561.SQ.FTS.B, Zero Cpn, 10/30/23 .. 993 399
5240923.SQ.FTS.B, Zero Cpn, 11/01/23 .. 7,658 1,905
5241173.SQ.FTS.B, Zero Cpn, 11/01/23 .. 933 233
5244310.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,720 3,440
5244712.SQ.FTS.B, Zero Cpn, 11/02/23 .. 2,430 2,271
5245023.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,235 325
5245246.SQ.FTS.B, Zero Cpn, 11/02/23 .. 1,475 1,418
5245556.SQ.FTS.B, Zero Cpn, 11/02/23 .. 393 336
5245998.SQ.FTS.B, Zero Cpn, 11/02/23 .. 519 323
5246013.SQ.FTS.B, Zero Cpn, 11/02/23 .. 956 701
5246421.SQ.FTS.B, Zero Cpn, 11/02/23 .. 13,880 4,016
5251953.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,860 227
5252966.SQ.FTS.B, Zero Cpn, 11/04/23 .. 2,234 935
5253686.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,217 908
5256925.SQ.FTS.B, Zero Cpn, 11/04/23 .. 20,403 9,042
5257274.SQ.FTS.B, Zero Cpn, 11/04/23 .. 459 281
5257285.SQ.FTS.B, Zero Cpn, 11/04/23 .. 338 207
5262837.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,297 1,322
5264439.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,003 664
5264599.SQ.FTS.B, Zero Cpn, 11/05/23 .. 2,504 1,780
5266384.SQ.FTS.B, Zero Cpn, 11/05/23 .. 897 325
5266471.SQ.FTS.B, Zero Cpn, 11/05/23 .. 3,433 2,292
5267196.SQ.FTS.B, Zero Cpn, 11/06/23 .. 2,061 1,538
5267302.SQ.FTS.B, Zero Cpn, 11/06/23 .. 212 75
5269783.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,415 544
5270825.SQ.FTS.B, Zero Cpn, 11/06/23 .. 4,533 1,272
5273532.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,044 779
5273714.SQ.FTS.B, Zero Cpn, 11/08/23 .. 2,914 1,201
5273786.SQ.FTS.B, Zero Cpn, 11/08/23 .. 4,342 1,992
5276774.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,264 949
5276919.SQ.FTS.B, Zero Cpn, 11/09/23 .. 3,556 2,448
5280553.SQ.FTS.B, Zero Cpn, 11/10/23 .. 4,394 3,990
5280789.SQ.FTS.B, Zero Cpn, 11/10/23 .. 161 150

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5280986.SQ.FTS.B, Zero Cpn, 11/10/23 .. $ 1,327 $ 275
5281096.SQ.FTS.B, Zero Cpn, 11/10/23 .. 312 249
5284007.SQ.FTS.B, Zero Cpn, 11/11/23 .. 1,271 1,129
5286813.SQ.FTS.B, Zero Cpn, 11/12/23 .. 620 603
5287039.SQ.FTS.B, Zero Cpn, 11/12/23 .. 10,462 7,935
5287635.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,871 1,502
5288567.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,030 546
5288588.SQ.FTS.B, Zero Cpn, 11/12/23 .. 55,750 16,907
5289293.SQ.FTS.B, Zero Cpn, 11/12/23 .. 8,417 6,123
5289917.SQ.FTS.B, Zero Cpn, 11/12/23 .. 702 71
5290432.SQ.FTS.B, Zero Cpn, 11/13/23 .. 158 123
5292026.SQ.FTS.B, Zero Cpn, 11/13/23 .. 5,106 1,507
5292089.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,398 957
5293536.SQ.FTS.B, Zero Cpn, 11/13/23 .. 12,278 11,364
5293668.SQ.FTS.B, Zero Cpn, 11/14/23 .. 2,639 2,375
5293871.SQ.FTS.B, Zero Cpn, 11/14/23 .. 3,436 826
5293907.SQ.FTS.B, Zero Cpn, 11/14/23 .. 2,714 968
5293955.SQ.FTS.B, Zero Cpn, 11/14/23 .. 6,217 2,599
5294289.SQ.FTS.B, Zero Cpn, 11/15/23 .. 651 587
5294309.SQ.FTS.B, Zero Cpn, 11/15/23 .. 677 286
5295185.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,658 1,504
5295255.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,664 1,230
5296246.SQ.FTS.B, Zero Cpn, 11/16/23 .. 1,628 456
5296379.SQ.FTS.B, Zero Cpn, 11/16/23 .. 721 589
5297119.SQ.FTS.B, Zero Cpn, 11/16/23 .. 453 420
5297175.SQ.FTS.B, Zero Cpn, 11/16/23 .. 263 249
5297910.SQ.FTS.B, Zero Cpn, 11/16/23 .. 2,794 2,489
5300321.SQ.FTS.B, Zero Cpn, 11/17/23 .. 855 149
5300323.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,387 509
5303109.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,345 941
5303269.SQ.FTS.B, Zero Cpn, 11/17/23 .. 2,303 2,220
5304517.SQ.FTS.B, Zero Cpn, 11/17/23 .. 5,027 4,000
5304956.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,702 1,140
5305103.SQ.FTS.B, Zero Cpn, 11/17/23 .. 488 77
5305120.SQ.FTS.B, Zero Cpn, 11/17/23 .. 459 437
5306117.SQ.FTS.B, Zero Cpn, 11/17/23 .. 903 266
5307959.SQ.FTS.B, Zero Cpn, 11/18/23 .. 730 331
5308247.SQ.FTS.B, Zero Cpn, 11/18/23 .. 5,188 4,058
5309391.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,987 1,658
5310591.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,118 1,054
5311109.SQ.FTS.B, Zero Cpn, 11/18/23 .. 7,600 3,048
5312373.SQ.FTS.B, Zero Cpn, 11/18/23 .. 5,462 4,778
5314056.SQ.FTS.B, Zero Cpn, 11/18/23 .. 30,294 25,342
5316097.SQ.FTS.B, Zero Cpn, 11/19/23 .. 317 120
5317234.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,509 1,240
5317481.SQ.FTS.B, Zero Cpn, 11/19/23 .. 593 159
5317587.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,255 1,194
5319057.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,284 1,731
5319985.SQ.FTS.B, Zero Cpn, 11/20/23 .. 6,840 6,399
5321250.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,326 618
5322171.SQ.FTS.B, Zero Cpn, 11/20/23 .. 240 229
5322288.SQ.FTS.B, Zero Cpn, 11/20/23 .. 76 72
5322315.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,865 2,626
5322921.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,120 1,968
5323101.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,442 2,119
5323235.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,680 1,632
5323857.SQ.FTS.B, Zero Cpn, 11/20/23 .. 6,583 6,419
5324550.SQ.FTS.B, Zero Cpn, 11/21/23 .. 2,145 2,004
Description
Principal
Amount Value
Block, Inc. (continued)
5324739.SQ.FTS.B, Zero Cpn, 11/21/23 .. $ 2,644 $ 1,086
5325009.SQ.FTS.B, Zero Cpn, 11/22/23 .. 6,505 2,501
5325109.SQ.FTS.B, Zero Cpn, 11/22/23 .. 3,741 389
5325377.SQ.FTS.B, Zero Cpn, 11/22/23 .. 500 487
5325394.SQ.FTS.B, Zero Cpn, 11/22/23 .. 728 693
5325953.SQ.FTS.B, Zero Cpn, 11/23/23 .. 27,323 12,948
5326788.SQ.FTS.B, Zero Cpn, 11/23/23 .. 549 289
5329649.SQ.FTS.B, Zero Cpn, 11/23/23 .. 642 482
5330611.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,625 743
5331997.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,172 208
5332017.SQ.FTS.B, Zero Cpn, 11/24/23 .. 3,457 1,272
5332382.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,453 153
5333523.SQ.FTS.B, Zero Cpn, 11/24/23 .. 620 289
5333772.SQ.FTS.B, Zero Cpn, 11/24/23 .. 967 190
5334010.SQ.FTS.B, Zero Cpn, 11/24/23 .. 540 223
5334017.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,150 1,091
5334919.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,216 219
5336258.SQ.FTS.B, Zero Cpn, 11/25/23 .. 4,115 3,156
5337318.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,470 1,009
5338841.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,205 1,443
5338885.SQ.FTS.B, Zero Cpn, 11/25/23 .. 127 81
5339131.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,368 1,081
5357298.SQ.FTS.B, Zero Cpn, 11/26/23 .. 701 612
5357594.SQ.FTS.B, Zero Cpn, 11/26/23 .. 2,260 1,862
5362361.SQ.FTS.B, Zero Cpn, 11/26/23 .. 722 566
5364095.SQ.FTS.B, Zero Cpn, 11/26/23 .. 652 513
5364437.SQ.FTS.B, Zero Cpn, 11/26/23 .. 18,954 14,213
5364900.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,391 346
5365379.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,250 811
5369148.SQ.FTS.B, Zero Cpn, 11/27/23 .. 969 692
5374193.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,427 1,214
5375623.SQ.FTS.B, Zero Cpn, 11/27/23 .. 596 592
5377413.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,143 324
5377620.SQ.FTS.B, Zero Cpn, 11/27/23 .. 14,504 11,143
5378585.SQ.FTS.B, Zero Cpn, 11/27/23 .. 392 138
5381712.SQ.FTS.B, Zero Cpn, 11/29/23 .. 98 93
5382744.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,298 1,180
5382984.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,281 1,083
5383047.SQ.FTS.B, Zero Cpn, 11/30/23 .. 319 318
5383205.SQ.FTS.B, Zero Cpn, 11/30/23 .. 846 605
5390465.SQ.FTS.B, Zero Cpn, 11/30/23 .. 2,994 2,139
5392090.SQ.FTS.B, Zero Cpn, 11/30/23 .. 309 307
5393796.SQ.FTS.B, Zero Cpn, 11/30/23 .. 785 237
5394331.SQ.FTS.B, Zero Cpn, 11/30/23 .. 180 172
5397535.SQ.FTS.B, Zero Cpn, 11/30/23 .. 5,543 1,858
5400184.SQ.FTS.B, Zero Cpn, 12/01/23 .. 4,431 3,509
5408127.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,021 876
5409973.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,027 800
5411002.SQ.FTS.B, Zero Cpn, 12/01/23 .. 167 158
5411388.SQ.FTS.B, Zero Cpn, 12/01/23 .. 801 314
5412456.SQ.FTS.B, Zero Cpn, 12/01/23 .. 835 313
5412734.SQ.FTS.B, Zero Cpn, 12/01/23 .. 8,127 2,745
5413159.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,242 1,203
5413423.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,550 2,050
5413569.SQ.FTS.B, Zero Cpn, 12/01/23 .. 496 337
5414157.SQ.FTS.B, Zero Cpn, 12/01/23 .. 4,943 4,427
5415130.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,419 802
5439954.SQ.FTS.B, Zero Cpn, 12/02/23 .. 528 414

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5440954.SQ.FTS.B, Zero Cpn, 12/02/23 .. $ 100 $ 99
5447166.SQ.FTS.B, Zero Cpn, 12/02/23 .. 47 36
5447961.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,081 1,002
5450371.SQ.FTS.B, Zero Cpn, 12/02/23 .. 184 180
5452329.SQ.FTS.B, Zero Cpn, 12/02/23 .. 351 229
5452530.SQ.FTS.B, Zero Cpn, 12/02/23 .. 8,022 7,899
5456242.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,040 847
5456428.SQ.FTS.B, Zero Cpn, 12/03/23 .. 22,683 11,043
5463036.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,080 518
5467355.SQ.FTS.B, Zero Cpn, 12/03/23 .. 4,692 2,659
5471418.SQ.FTS.B, Zero Cpn, 12/03/23 .. 937 740
5471641.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,278 711
5472733.SQ.FTS.B, Zero Cpn, 12/04/23 .. 6,060 4,757
5472760.SQ.FTS.B, Zero Cpn, 12/04/23 .. 5,627 3,006
5472809.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,186 1,069
5472855.SQ.FTS.B, Zero Cpn, 12/04/23 .. 612 352
5473041.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,323 1,119
5473117.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,639 2,484
5473353.SQ.FTS.B, Zero Cpn, 12/04/23 .. 767 535
5474229.SQ.FTS.B, Zero Cpn, 12/05/23 .. 677 647
5474502.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,439 2,759
5475686.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,736 663
5478936.SQ.FTS.B, Zero Cpn, 12/06/23 .. 643 618
5479438.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,222 463
5480752.SQ.FTS.B, Zero Cpn, 12/06/23 .. 3,098 914
5493383.SQ.FTS.B, Zero Cpn, 12/07/23 .. 32 31
5495504.SQ.FTS.B, Zero Cpn, 12/07/23 .. 734 675
5502478.SQ.FTS.B, Zero Cpn, 12/07/23 .. 939 872
5503173.SQ.FTS.B, Zero Cpn, 12/07/23 .. 348 252
5503358.SQ.FTS.B, Zero Cpn, 12/07/23 .. 834 820
5504805.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,005 791
5505930.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,295 336
5506042.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,334 2,259
5506550.SQ.FTS.B, Zero Cpn, 12/08/23 .. 361 317
5506828.SQ.FTS.B, Zero Cpn, 12/08/23 .. 5,824 3,635
5507000.SQ.FTS.B, Zero Cpn, 12/08/23 .. 38,614 12,759
5515187.SQ.FTS.B, Zero Cpn, 12/08/23 .. 4,692 2,507
5516154.SQ.FTS.B, Zero Cpn, 12/08/23 .. 12,489 3,673
5517958.SQ.FTS.B, Zero Cpn, 12/08/23 .. 600 563
5518310.SQ.FTS.B, Zero Cpn, 12/08/23 .. 502 131
5519364.SQ.FTS.B, Zero Cpn, 12/08/23 .. 390 345
5531095.SQ.FTS.B, Zero Cpn, 12/09/23 .. 75 72
5531224.SQ.FTS.B, Zero Cpn, 12/09/23 .. 523 417
5531950.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,182 3,794
5533995.SQ.FTS.B, Zero Cpn, 12/09/23 .. 4,052 3,121
5534121.SQ.FTS.B, Zero Cpn, 12/09/23 .. 5,159 2,157
5534560.SQ.FTS.B, Zero Cpn, 12/10/23 .. 497 421
5534576.SQ.FTS.B, Zero Cpn, 12/10/23 .. 671 667
5534689.SQ.FTS.B, Zero Cpn, 12/10/23 .. 28,115 15,646
5535176.SQ.FTS.B, Zero Cpn, 12/10/23 .. 607 477
5535205.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,238 1,139
5535547.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,404 1,493
5536969.SQ.FTS.B, Zero Cpn, 12/10/23 .. 344 239
5537728.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,668 1,333
5537817.SQ.FTS.B, Zero Cpn, 12/10/23 .. 798 81
5537953.SQ.FTS.B, Zero Cpn, 12/10/23 .. 4,030 505
5539715.SQ.FTS.B, Zero Cpn, 12/11/23 .. 847 651
5539822.SQ.FTS.B, Zero Cpn, 12/11/23 .. 4,931 2,147
Description
Principal
Amount Value
Block, Inc. (continued)
5539948.SQ.FTS.B, Zero Cpn, 12/11/23 .. $ 1,821 $ 849
5540341.SQ.FTS.B, Zero Cpn, 12/11/23 .. 640 601
5540447.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,527 3,270
5540564.SQ.FTS.B, Zero Cpn, 12/12/23 .. 3,856 3,828
5541044.SQ.FTS.B, Zero Cpn, 12/12/23 .. 1,581 1,515
5541083.SQ.FTS.B, Zero Cpn, 12/12/23 .. 504 203
5541094.SQ.FTS.B, Zero Cpn, 12/12/23 .. 5,085 2,040
5542444.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,379 1,222
5542667.SQ.FTS.B, Zero Cpn, 12/13/23 .. 9,247 3,619
5546515.SQ.FTS.B, Zero Cpn, 12/13/23 .. 2,702 2,153
5547946.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,134 368
5547986.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,887 3,157
5548232.SQ.FTS.B, Zero Cpn, 12/14/23 .. 48,999 13,857
5550084.SQ.FTS.B, Zero Cpn, 12/14/23 .. 495 492
5550447.SQ.FTS.B, Zero Cpn, 12/14/23 .. 809 749
5551702.SQ.FTS.B, Zero Cpn, 12/14/23 .. 336 329
5552344.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,767 475
5552367.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,095 3,929
5552832.SQ.FTS.B, Zero Cpn, 12/14/23 .. 29 28
5552961.SQ.FTS.B, Zero Cpn, 12/14/23 .. 114 81
5554068.SQ.FTS.B, Zero Cpn, 12/14/23 .. 453 438
5554641.SQ.FTS.B, Zero Cpn, 12/15/23 .. 62,255 25,494
5556129.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,129 924
5556696.SQ.FTS.B, Zero Cpn, 12/15/23 .. 5,553 5,072
5558612.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,288 2,277
5562047.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,095 1,893
5562143.SQ.FTS.B, Zero Cpn, 12/16/23 .. 513 450
5563038.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,772 1,208
5563082.SQ.FTS.B, Zero Cpn, 12/16/23 .. 476 429
5564602.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,078 592
5564628.SQ.FTS.B, Zero Cpn, 12/17/23 .. 10,058 8,294
5564683.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,043 3,686
5564859.SQ.FTS.B, Zero Cpn, 12/17/23 .. 296 204
5565862.SQ.FTS.B, Zero Cpn, 12/17/23 .. 2,278 1,420
5565992.SQ.FTS.B, Zero Cpn, 12/17/23 .. 5,299 1,982
5566025.SQ.FTS.B, Zero Cpn, 12/17/23 .. 7,972 7,660
5567586.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,570 1,335
5567951.SQ.FTS.B, Zero Cpn, 12/18/23 .. 8,942 7,026
5568471.SQ.FTS.B, Zero Cpn, 12/18/23 .. 365 344
5568506.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1,292 889
5568881.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,314 536
5568984.SQ.FTS.B, Zero Cpn, 12/19/23 .. 6,563 5,244
5569070.SQ.FTS.B, Zero Cpn, 12/19/23 .. 29,610 14,084
5571209.SQ.FTS.B, Zero Cpn, 12/20/23 .. 832 757
5572327.SQ.FTS.B, Zero Cpn, 12/20/23 .. 422 313
5573133.SQ.FTS.B, Zero Cpn, 12/21/23 .. 691 664
5573188.SQ.FTS.B, Zero Cpn, 12/21/23 .. 338 336
5573406.SQ.FTS.B, Zero Cpn, 12/21/23 .. 363 313
5573434.SQ.FTS.B, Zero Cpn, 12/21/23 .. 6,375 6,071
5573821.SQ.FTS.B, Zero Cpn, 12/21/23 .. 320 307
5573929.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,795 1,657
5574351.SQ.FTS.B, Zero Cpn, 12/21/23 .. 10,696 9,028
5575488.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,647 1,555
5575886.SQ.FTS.B, Zero Cpn, 12/21/23 .. 894 730
5575953.SQ.FTS.B, Zero Cpn, 12/21/23 .. 858 852
5576136.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,654 2,284
5576201.SQ.FTS.B, Zero Cpn, 12/22/23 .. 830 815
5576258.SQ.FTS.B, Zero Cpn, 12/22/23 .. 10,880 10,159

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5576489.SQ.FTS.B, Zero Cpn, 12/22/23 .. $ 9,975 $ 2,313
5576772.SQ.FTS.B, Zero Cpn, 12/22/23 .. 669 614
5576779.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,148 1,128
5577779.SQ.FTS.B, Zero Cpn, 12/22/23 .. 361 353
5577829.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,710 1,664
5577977.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,300 2,239
5578058.SQ.FTS.B, Zero Cpn, 12/22/23 .. 9,863 9,675
5579302.SQ.FTS.B, Zero Cpn, 12/22/23 .. 3,996 1,735
5581198.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,594 1,507
5581252.SQ.FTS.B, Zero Cpn, 12/23/23 .. 194 154
5583159.SQ.FTS.B, Zero Cpn, 12/23/23 .. 925 874
5583434.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,746 2,369
5584166.SQ.FTS.B, Zero Cpn, 12/23/23 .. 136 129
5584893.SQ.FTS.B, Zero Cpn, 12/24/23 .. 134 133
5585235.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,426 1,034
5585522.SQ.FTS.B, Zero Cpn, 12/24/23 .. 878 600
5585981.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,376 1,516
5586899.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,468 1,006
5586917.SQ.FTS.B, Zero Cpn, 12/24/23 .. 408 384
5586936.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,522 1,495
5587431.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,715 633
5588060.SQ.FTS.B, Zero Cpn, 12/25/23 .. 155 139
5588063.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,616 1,530
5588173.SQ.FTS.B, Zero Cpn, 12/25/23 .. 7,797 4,926
5588206.SQ.FTS.B, Zero Cpn, 12/25/23 .. 6,181 4,018
5588243.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,377 538
5588411.SQ.FTS.B, Zero Cpn, 12/25/23 .. 205 190
5588462.SQ.FTS.B, Zero Cpn, 12/25/23 .. 649 281
5588473.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,591 3,683
5588504.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,205 1,452
5588832.SQ.FTS.B, Zero Cpn, 12/26/23 .. 7,140 5,072
5588874.SQ.FTS.B, Zero Cpn, 12/26/23 .. 62 46
5588959.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,018 644
5589185.SQ.FTS.B, Zero Cpn, 12/26/23 .. 603 589
5589322.SQ.FTS.B, Zero Cpn, 12/26/23 .. 4,040 2,647
5593219.SQ.FTS.B, Zero Cpn, 12/28/23 .. 13,443 10,991
5593862.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,314 2,009
5594180.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,014 417
5595540.SQ.FTS.B, Zero Cpn, 12/28/23 .. 514 150
5595624.SQ.FTS.B, Zero Cpn, 12/28/23 .. 986 100
5597497.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,919 1,136
5597662.SQ.FTS.B, Zero Cpn, 12/29/23 .. 260 227
5597681.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,421 2,941
5598842.SQ.FTS.B, Zero Cpn, 12/29/23 .. 183 171
5598844.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,797 1,724
5598874.SQ.FTS.B, Zero Cpn, 12/29/23 .. 7,030 6,623
5599450.SQ.FTS.B, Zero Cpn, 12/29/23 .. 598 532
5599728.SQ.FTS.B, Zero Cpn, 12/29/23 .. 4,867 2,524
5599893.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,004 890
5600496.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,519 1,057
5600526.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,008 116
5600632.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,133 626
5611517.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,202 2,129
5611621.SQ.FTS.B, Zero Cpn, 12/30/23 .. 3,265 2,878
5612128.SQ.FTS.B, Zero Cpn, 12/30/23 .. 5,141 4,931
5612313.SQ.FTS.B, Zero Cpn, 12/30/23 .. 10,149 4,289
5612507.SQ.FTS.B, Zero Cpn, 12/30/23 .. 11,600 6,945
5612708.SQ.FTS.B, Zero Cpn, 12/30/23 .. 814 459
Description
Principal
Amount Value
Block, Inc. (continued)
5614938.SQ.FTS.B, Zero Cpn, 1/01/24 ... $ 2,412 $ 1,254
5615016.SQ.FTS.B, Zero Cpn, 1/01/24 ... 9,121 8,600
5615547.SQ.FTS.B, Zero Cpn, 1/01/24 ... 4,107 3,929
5616046.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,632 353
5616216.SQ.FTS.B, Zero Cpn, 1/01/24 ... 6,392 5,432
5616524.SQ.FTS.B, Zero Cpn, 1/01/24 ... 542 468
5616851.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,126 2,765
5616972.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,571 1,486
5617036.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,154 1,105
5617510.SQ.FTS.B, Zero Cpn, 1/01/24 ... 291 134
5617615.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,415 1,245
5618116.SQ.FTS.B, Zero Cpn, 1/02/24 ... 8,099 5,041
5618234.SQ.FTS.B, Zero Cpn, 1/02/24 ... 284 271
5618604.SQ.FTS.B, Zero Cpn, 1/03/24 ... 1,227 1,183
5618863.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,588 2,127
5618942.SQ.FTS.B, Zero Cpn, 1/03/24 ... 964 947
5619205.SQ.FTS.B, Zero Cpn, 1/03/24 ... 333 302
5619451.SQ.FTS.B, Zero Cpn, 1/04/24 ... 1,074 493
5619464.SQ.FTS.B, Zero Cpn, 1/04/24 ... 646 438
5619821.SQ.FTS.B, Zero Cpn, 1/04/24 ... 4,047 2,897
5619915.SQ.FTS.B, Zero Cpn, 1/04/24 ... 627 620
5619959.SQ.FTS.B, Zero Cpn, 1/04/24 ... 3,449 3,229
5620066.SQ.FTS.B, Zero Cpn, 1/04/24 ... 2,868 1,154
5622024.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,741 651
5622763.SQ.FTS.B, Zero Cpn, 1/05/24 ... 566 230
5623339.SQ.FTS.B, Zero Cpn, 1/05/24 ... 511 433
5623363.SQ.FTS.B, Zero Cpn, 1/05/24 ... 12,338 8,926
5624299.SQ.FTS.B, Zero Cpn, 1/05/24 ... 6,091 1,726
5626005.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,368 1,348
5627066.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,438 1,009
5627102.SQ.FTS.B, Zero Cpn, 1/06/24 ... 376 329
5630151.SQ.FTS.B, Zero Cpn, 1/06/24 ... 506 492
5641025.SQ.FTS.B, Zero Cpn, 1/07/24 ... 351 347
5641620.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,146 343
5641673.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,578 733
5641753.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,221 1,163
5645286.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,628 1,511
5645369.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,446 1,312
5645630.SQ.FTS.B, Zero Cpn, 1/07/24 ... 713 696
5645876.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,638 2,147
5646233.SQ.FTS.B, Zero Cpn, 1/07/24 ... 831 801
5646375.SQ.FTS.B, Zero Cpn, 1/07/24 ... 912 715
5647775.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,305 461
5647807.SQ.FTS.B, Zero Cpn, 1/07/24 ... 692 686
5647857.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,050 2,982
5649633.SQ.FTS.B, Zero Cpn, 1/08/24 ... 501 426
5650606.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,815 1,506
5651317.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,160 1,148
5651560.SQ.FTS.B, Zero Cpn, 1/08/24 ... 850 823
5651706.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,089 1,079
5652332.SQ.FTS.B, Zero Cpn, 1/08/24 ... 287 285
5652373.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,258 877
5654133.SQ.FTS.B, Zero Cpn, 1/08/24 ... 32,774 14,567
5654692.SQ.FTS.B, Zero Cpn, 1/08/24 ... 17,201 16,159
5655586.SQ.FTS.B, Zero Cpn, 1/09/24 ... 2,162 1,635
5655643.SQ.FTS.B, Zero Cpn, 1/09/24 ... 4,363 664
5655850.SQ.FTS.B, Zero Cpn, 1/09/24 ... 2,412 2,038
5656207.SQ.FTS.B, Zero Cpn, 1/09/24 ... 8,733 6,116

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5656473.SQ.FTS.B, Zero Cpn, 1/10/24 ... $ 4,415 $ 4,107
5656606.SQ.FTS.B, Zero Cpn, 1/10/24 ... 761 636
5658162.SQ.FTS.B, Zero Cpn, 1/11/24 ... 847 793
5659867.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1 1
5662627.SQ.FTS.B, Zero Cpn, 1/11/24 ... 321 319
5662691.SQ.FTS.B, Zero Cpn, 1/11/24 ... 731 717
5663218.SQ.FTS.B, Zero Cpn, 1/11/24 ... 105 80
5663245.SQ.FTS.B, Zero Cpn, 1/11/24 ... 549 443
5663762.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,603 1,567
5663983.SQ.FTS.B, Zero Cpn, 1/11/24 ... 611 430
5665103.SQ.FTS.B, Zero Cpn, 1/12/24 ... 11,485 11,212
5665606.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,227 1,198
5666806.SQ.FTS.B, Zero Cpn, 1/12/24 ... 13,430 7,090
5668136.SQ.FTS.B, Zero Cpn, 1/12/24 ... 6,214 5,404
5669842.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,412 1,399
5670327.SQ.FTS.B, Zero Cpn, 1/12/24 ... 8,665 6,428
5671341.SQ.FTS.B, Zero Cpn, 1/12/24 ... 489 463
5671405.SQ.FTS.B, Zero Cpn, 1/12/24 ... 462 405
5671581.SQ.FTS.B, Zero Cpn, 1/12/24 ... 18,583 13,783
5671991.SQ.FTS.B, Zero Cpn, 1/12/24 ... 6,640 5,768
5672476.SQ.FTS.B, Zero Cpn, 1/12/24 ... 3,184 2,961
5672653.SQ.FTS.B, Zero Cpn, 1/13/24 ... 7,976 3,989
5673131.SQ.FTS.B, Zero Cpn, 1/13/24 ... 900 881
5673210.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,838 706
5673272.SQ.FTS.B, Zero Cpn, 1/13/24 ... 245 243
5673451.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,049 1,753
5673720.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,619 3,470
5674244.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,831 2,784
5674942.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,619 1,468
5675013.SQ.FTS.B, Zero Cpn, 1/13/24 ... 5,154 3,204
5675130.SQ.FTS.B, Zero Cpn, 1/13/24 ... 490 473
5676293.SQ.FTS.B, Zero Cpn, 1/13/24 ... 8,252 7,735
5677938.SQ.FTS.B, Zero Cpn, 1/13/24 ... 617 565
5678440.SQ.FTS.B, Zero Cpn, 1/13/24 ... 2,225 1,301
5689248.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,934 702
5690927.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,829 1,687
5692786.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,852 4,581
5694816.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,074 333
5694822.SQ.FTS.B, Zero Cpn, 1/14/24 ... 929 825
5694969.SQ.FTS.B, Zero Cpn, 1/14/24 ... 2,137 1,908
5695450.SQ.FTS.B, Zero Cpn, 1/14/24 ... 30,936 11,350
5695931.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,092 3,956
5696348.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,249 1,226
5696389.SQ.FTS.B, Zero Cpn, 1/15/24 ... 730 686
5696602.SQ.FTS.B, Zero Cpn, 1/15/24 ... 730 727
5696963.SQ.FTS.B, Zero Cpn, 1/15/24 ... 9,444 4,135
5697302.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,930 1,897
5697818.SQ.FTS.B, Zero Cpn, 1/15/24 ... 9,012 6,275
5698393.SQ.FTS.B, Zero Cpn, 1/15/24 ... 7,465 5,143
5698819.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,672 1,624
5698927.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,650 1,057
5699419.SQ.FTS.B, Zero Cpn, 1/15/24 ... 5,298 4,660
5699811.SQ.FTS.B, Zero Cpn, 1/15/24 ... 378 274
5700306.SQ.FTS.B, Zero Cpn, 1/15/24 ... 823 628
5700432.SQ.FTS.B, Zero Cpn, 1/15/24 ... 929 281
5700441.SQ.FTS.B, Zero Cpn, 1/15/24 ... 257 252
5700842.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,925 1,518
5700933.SQ.FTS.B, Zero Cpn, 1/15/24 ... 190 185
Description
Principal
Amount Value
Block, Inc. (continued)
5700958.SQ.FTS.B, Zero Cpn, 1/15/24 ... $ 1,110 $ 617
5701882.SQ.FTS.B, Zero Cpn, 1/15/24 ... 3,576 2,883
5701983.SQ.FTS.B, Zero Cpn, 1/15/24 ... 673 657
5702094.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,417 1,332
5702269.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,613 4,493
5702369.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,035 2,002
5702466.SQ.FTS.B, Zero Cpn, 1/16/24 ... 188 135
5702515.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,176 752
5702638.SQ.FTS.B, Zero Cpn, 1/16/24 ... 270 261
5703021.SQ.FTS.B, Zero Cpn, 1/16/24 ... 722 695
5703213.SQ.FTS.B, Zero Cpn, 1/17/24 ... 186 181
5703244.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,133 1,041
5703401.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,653 440
5703461.SQ.FTS.B, Zero Cpn, 1/17/24 ... 244 242
5703531.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,670 1,522
5703688.SQ.FTS.B, Zero Cpn, 1/17/24 ... 318 316
5703708.SQ.FTS.B, Zero Cpn, 1/17/24 ... 471 467
5703736.SQ.FTS.B, Zero Cpn, 1/17/24 ... 138 135
5703743.SQ.FTS.B, Zero Cpn, 1/17/24 ... 1,876 1,004
5704779.SQ.FTS.B, Zero Cpn, 1/18/24 ... 4,559 4,474
5706022.SQ.FTS.B, Zero Cpn, 1/18/24 ... 526 502
5706189.SQ.FTS.B, Zero Cpn, 1/18/24 ... 292 219
5706985.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,950 1,012
5707914.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,869 4,648
5708263.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,237 822
5708360.SQ.FTS.B, Zero Cpn, 1/18/24 ... 222 202
5708392.SQ.FTS.B, Zero Cpn, 1/18/24 ... 9,171 5,187
5708905.SQ.FTS.B, Zero Cpn, 1/18/24 ... 759 211
5708958.SQ.FTS.B, Zero Cpn, 1/18/24 ... 14,112 12,638
5709449.SQ.FTS.B, Zero Cpn, 1/18/24 ... 2,884 1,277
5709549.SQ.FTS.B, Zero Cpn, 1/18/24 ... 12,160 1,865
5709867.SQ.FTS.B, Zero Cpn, 1/18/24 ... 588 529
5710117.SQ.FTS.B, Zero Cpn, 1/19/24 ... 136 131
5711377.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,395 2,272
5715475.SQ.FTS.B, Zero Cpn, 1/19/24 ... 839 747
5715529.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,948 1,789
5715755.SQ.FTS.B, Zero Cpn, 1/19/24 ... 42,074 36,312
5716754.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,495 1,395
5717551.SQ.FTS.B, Zero Cpn, 1/20/24 ... 922 898
5719446.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,009 3,243
5719509.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,548 1,424
5719596.SQ.FTS.B, Zero Cpn, 1/20/24 ... 7,103 6,214
5719940.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,201 629
5720047.SQ.FTS.B, Zero Cpn, 1/20/24 ... 12,966 12,346
5720401.SQ.FTS.B, Zero Cpn, 1/20/24 ... 183 180
5721102.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,476 566
5721126.SQ.FTS.B, Zero Cpn, 1/20/24 ... 7,059 6,727
5721283.SQ.FTS.B, Zero Cpn, 1/20/24 ... 328 239
5721553.SQ.FTS.B, Zero Cpn, 1/20/24 ... 171 155
5721582.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,026 681
5727358.SQ.FTS.B, Zero Cpn, 1/21/24 ... 578 510
5728073.SQ.FTS.B, Zero Cpn, 1/21/24 ... 387 367
5728414.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,382 4,109
5728577.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,168 4,722
5728944.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,780 5,819
5729197.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,276 851
5729373.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,099 976
5729395.SQ.FTS.B, Zero Cpn, 1/21/24 ... 24,698 18,019

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5730277.SQ.FTS.B, Zero Cpn, 1/21/24 ... $ 1,266 $ 614
5730283.SQ.FTS.B, Zero Cpn, 1/21/24 ... 6,727 6,547
5730441.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,817 1,804
5730943.SQ.FTS.B, Zero Cpn, 1/21/24 ... 2,386 1,073
5731025.SQ.FTS.B, Zero Cpn, 1/22/24 ... 568 553
5731161.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,662 2,504
5731303.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,828 685
5731779.SQ.FTS.B, Zero Cpn, 1/22/24 ... 7,312 7,079
5732624.SQ.FTS.B, Zero Cpn, 1/22/24 ... 11,619 3,550
5732684.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,769 3,050
5732996.SQ.FTS.B, Zero Cpn, 1/22/24 ... 370 336
5733254.SQ.FTS.B, Zero Cpn, 1/22/24 ... 135 130
5733503.SQ.FTS.B, Zero Cpn, 1/22/24 ... 972 962
5734747.SQ.FTS.B, Zero Cpn, 1/23/24 ... 4,016 3,589
5735082.SQ.FTS.B, Zero Cpn, 1/23/24 ... 3,803 3,033
5735367.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,606 248
5735412.SQ.FTS.B, Zero Cpn, 1/24/24 ... 1,371 1,288
5735573.SQ.FTS.B, Zero Cpn, 1/24/24 ... 6,601 4,742
5735989.SQ.FTS.B, Zero Cpn, 1/24/24 ... 3,679 2,428
5736390.SQ.FTS.B, Zero Cpn, 1/25/24 ... 789 764
5737632.SQ.FTS.B, Zero Cpn, 1/25/24 ... 5,796 1,791
5738477.SQ.FTS.B, Zero Cpn, 1/25/24 ... 3,758 3,384
5738916.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,609 1,575
5739412.SQ.FTS.B, Zero Cpn, 1/25/24 ... 4,008 3,836
5739648.SQ.FTS.B, Zero Cpn, 1/25/24 ... 444 441
5739811.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,786 1,717
5741187.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,311 1,295
5741303.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,973 1,512
5741694.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,568 2,594
5741761.SQ.FTS.B, Zero Cpn, 1/26/24 ... 3,712 3,687
5742308.SQ.FTS.B, Zero Cpn, 1/26/24 ... 21,039 17,956
5742580.SQ.FTS.B, Zero Cpn, 1/26/24 ... 11,811 11,470
5742838.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,171 442
5743017.SQ.FTS.B, Zero Cpn, 1/26/24 ... 23,746 20,723
5743299.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,109 3,896
5743462.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,939 1,889
5743589.SQ.FTS.B, Zero Cpn, 1/27/24 ... 549 441
5744005.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,349 1,880
5744642.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,311 1,276
5744990.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,821 1,994
5745062.SQ.FTS.B, Zero Cpn, 1/27/24 ... 355 349
5745095.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,722 2,617
5745113.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,653 1,364
5745135.SQ.FTS.B, Zero Cpn, 1/27/24 ... 8,948 4,561
5745280.SQ.FTS.B, Zero Cpn, 1/27/24 ... 2,458 1,024
5745307.SQ.FTS.B, Zero Cpn, 1/27/24 ... 9,078 7,873
5745416.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,262 960
5745445.SQ.FTS.B, Zero Cpn, 1/27/24 ... 15,138 11,534
5745765.SQ.FTS.B, Zero Cpn, 1/27/24 ... 210 110
5745949.SQ.FTS.B, Zero Cpn, 1/27/24 ... 796 776
5746358.SQ.FTS.B, Zero Cpn, 1/27/24 ... 389 374
5746530.SQ.FTS.B, Zero Cpn, 1/27/24 ... 92 92
5746717.SQ.FTS.B, Zero Cpn, 1/27/24 ... 10,747 9,118
5746823.SQ.FTS.B, Zero Cpn, 1/27/24 ... 464 454
5749019.SQ.FTS.B, Zero Cpn, 1/28/24 ... 270 247
5750319.SQ.FTS.B, Zero Cpn, 1/28/24 ... 103 100
5750330.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,214 4,973
5750543.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,815 3,707
Description
Principal
Amount Value
Block, Inc. (continued)
5750868.SQ.FTS.B, Zero Cpn, 1/28/24 ... $ 496 $ 436
5751039.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,891 6,705
5751352.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,388 2,267
5751520.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,991 299
5751907.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,225 1,217
5752156.SQ.FTS.B, Zero Cpn, 1/28/24 ... 989 236
5752502.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,876 2,210
5752558.SQ.FTS.B, Zero Cpn, 1/28/24 ... 3,257 3,219
5752717.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,554 2,258
5753497.SQ.FTS.B, Zero Cpn, 1/29/24 ... 261 260
5753743.SQ.FTS.B, Zero Cpn, 1/29/24 ... 549 495
5754310.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,172 678
5754339.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,403 3,046
5754783.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,767 1,649
5754815.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,746 1,415
5754944.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,613 1,584
5755010.SQ.FTS.B, Zero Cpn, 1/29/24 ... 216 212
5755282.SQ.FTS.B, Zero Cpn, 1/29/24 ... 482 400
5755324.SQ.FTS.B, Zero Cpn, 1/29/24 ... 174 126
5755417.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,702 2,355
5755879.SQ.FTS.B, Zero Cpn, 1/29/24 ... 6,445 4,401
5756120.SQ.FTS.B, Zero Cpn, 1/29/24 ... 7,554 7,058
5756221.SQ.FTS.B, Zero Cpn, 1/29/24 ... 46,960 18,767
5756610.SQ.FTS.B, Zero Cpn, 1/29/24 ... 4,983 2,662
5756833.SQ.FTS.B, Zero Cpn, 1/30/24 ... 3,036 2,285
5756880.SQ.FTS.B, Zero Cpn, 1/30/24 ... 529 488
5757071.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,500 1,238
5757091.SQ.FTS.B, Zero Cpn, 1/30/24 ... 6,676 6,257
5757607.SQ.FTS.B, Zero Cpn, 1/31/24 ... 9,346 1,008
5757861.SQ.FTS.B, Zero Cpn, 1/31/24 ... 2,126 2,040
5758046.SQ.FTS.B, Zero Cpn, 1/31/24 ... 7,129 6,568
5758228.SQ.FTS.B, Zero Cpn, 1/31/24 ... 893 876
5758291.SQ.FTS.B, Zero Cpn, 2/01/24 ... 5,772 1,947
5758638.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,976 3,837
5759071.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,670 1,644
5759456.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,232 2,706
5759876.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,564 1,547
5760007.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,152 1,153
5760099.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,501 1,463
5760713.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,115 1,087
5760954.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,824 1,176
5761379.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,202 1,171
5761579.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,343 2,227
5761857.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,468 1,432
5763172.SQ.FTS.B, Zero Cpn, 2/02/24 ... 6,322 2,904
5763445.SQ.FTS.B, Zero Cpn, 2/02/24 ... 7,638 6,798
5763642.SQ.FTS.B, Zero Cpn, 2/02/24 ... 609 425
5763654.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,437 2,171
5763748.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,898 2,855
5764377.SQ.FTS.B, Zero Cpn, 2/02/24 ... 11,414 11,231
5764702.SQ.FTS.B, Zero Cpn, 2/02/24 ... 412 403
5764817.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,259 638
5765151.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,166 983
5765451.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,999 2,949
5765671.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,972 1,777
5765693.SQ.FTS.B, Zero Cpn, 2/02/24 ... 7,195 7,040
5765966.SQ.FTS.B, Zero Cpn, 2/02/24 ... 5,343 2,904
5766257.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,349 1,288

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5766290.SQ.FTS.B, Zero Cpn, 2/03/24 ... $ 5,383 $ 5,085
5767311.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,228 1,061
5767488.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,233 673
5767710.SQ.FTS.B, Zero Cpn, 2/03/24 ... 310 299
5767724.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,712 2,557
5768373.SQ.FTS.B, Zero Cpn, 2/03/24 ... 797 762
5768433.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,747 1,602
5769057.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,884 2,107
5769533.SQ.FTS.B, Zero Cpn, 2/03/24 ... 19,452 14,479
5769683.SQ.FTS.B, Zero Cpn, 2/03/24 ... 10,507 9,436
5771803.SQ.FTS.B, Zero Cpn, 2/04/24 ... 928 646
5772634.SQ.FTS.B, Zero Cpn, 2/04/24 ... 77 76
5772653.SQ.FTS.B, Zero Cpn, 2/04/24 ... 5,977 5,794
5773116.SQ.FTS.B, Zero Cpn, 2/04/24 ... 3,729 897
5773499.SQ.FTS.B, Zero Cpn, 2/04/24 ... 5,931 5,813
5774293.SQ.FTS.B, Zero Cpn, 2/04/24 ... 763 748
5774528.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,800 1,680
5774609.SQ.FTS.B, Zero Cpn, 2/04/24 ... 13,311 12,341
5775189.SQ.FTS.B, Zero Cpn, 2/04/24 ... 915 907
5775492.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,183 1,844
5775609.SQ.FTS.B, Zero Cpn, 2/05/24 ... 791 779
5775623.SQ.FTS.B, Zero Cpn, 2/05/24 ... 24,601 23,619
5776756.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,323 2,283
5777081.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,106 5,057
5777289.SQ.FTS.B, Zero Cpn, 2/05/24 ... 935 902
5777318.SQ.FTS.B, Zero Cpn, 2/05/24 ... 27,541 25,882
5777772.SQ.FTS.B, Zero Cpn, 2/05/24 ... 11,324 3,434
5777894.SQ.FTS.B, Zero Cpn, 2/05/24 ... 482 386
5777925.SQ.FTS.B, Zero Cpn, 2/05/24 ... 878 868
5777989.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,210 1,156
5778008.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,626 5,340
5778275.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,706 2,271
5778432.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,194 1,147
5778771.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,253 2,193
5778873.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,465 2,876
5778936.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,814 2,213
5779041.SQ.FTS.B, Zero Cpn, 2/05/24 ... 238 237
5779208.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,553 1,532
5779366.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,340 3,221
5779419.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,646 3,350
5779893.SQ.FTS.B, Zero Cpn, 2/06/24 ... 4,848 4,492
5780063.SQ.FTS.B, Zero Cpn, 2/07/24 ... 32 31
5780263.SQ.FTS.B, Zero Cpn, 2/07/24 ... 9,814 6,369
5780470.SQ.FTS.B, Zero Cpn, 2/07/24 ... 815 726
5780501.SQ.FTS.B, Zero Cpn, 2/07/24 ... 13,807 10,626
5780663.SQ.FTS.B, Zero Cpn, 2/07/24 ... 727 712
5780683.SQ.FTS.B, Zero Cpn, 2/07/24 ... 40 39
5781142.SQ.FTS.B, Zero Cpn, 2/08/24 ... 8,397 5,564
5781951.SQ.FTS.B, Zero Cpn, 2/08/24 ... 4,019 2,704
5782060.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,787 5,637
5783310.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,658 1,517
5783381.SQ.FTS.B, Zero Cpn, 2/08/24 ... 194 183
5783477.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,622 1,191
5783554.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,197 619
5783602.SQ.FTS.B, Zero Cpn, 2/08/24 ... 10,169 9,953
5784327.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,992 5,651
5784874.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,818 1,376
5785803.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,299 1,259
Description
Principal
Amount Value
Block, Inc. (continued)
5786113.SQ.FTS.B, Zero Cpn, 2/09/24 ... $ 6,666 $ 6,221
5786523.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,880 7,481
5787282.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,587 1,560
5787444.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,717 2,589
5787643.SQ.FTS.B, Zero Cpn, 2/09/24 ... 22,246 21,753
5788546.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,344 1,308
5788576.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,945 1,885
5788750.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,953 1,940
5788894.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,410 3,235
5788939.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,320 3,277
5789241.SQ.FTS.B, Zero Cpn, 2/09/24 ... 11,270 10,154
5790851.SQ.FTS.B, Zero Cpn, 2/10/24 ... 3,495 3,389
5791689.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,729 1,507
5791778.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,821 1,759
5792518.SQ.FTS.B, Zero Cpn, 2/10/24 ... 16,456 1,870
5793338.SQ.FTS.B, Zero Cpn, 2/10/24 ... 14,528 13,485
5794983.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,137 899
5795007.SQ.FTS.B, Zero Cpn, 2/10/24 ... 6,167 5,657
5795364.SQ.FTS.B, Zero Cpn, 2/10/24 ... 89 86
5795663.SQ.FTS.B, Zero Cpn, 2/10/24 ... 5,253 5,133
5796001.SQ.FTS.B, Zero Cpn, 2/10/24 ... 696 606
5796148.SQ.FTS.B, Zero Cpn, 2/10/24 ... 9,050 8,990
5796718.SQ.FTS.B, Zero Cpn, 2/10/24 ... 22,401 20,189
5801829.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,441 1,428
5802221.SQ.FTS.B, Zero Cpn, 2/11/24 ... 554 540
5802241.SQ.FTS.B, Zero Cpn, 2/11/24 ... 320 319
5802478.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,637 4,061
5803237.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,472 2,322
5803548.SQ.FTS.B, Zero Cpn, 2/11/24 ... 149 144
5803583.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,225 4,038
5803935.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,114 2,079
5804981.SQ.FTS.B, Zero Cpn, 2/11/24 ... 236 211
5805008.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,869 1,812
5805153.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,572 3,948
5805258.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,667 5,058
5806252.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,114 2,941
5806298.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,505 1,443
5806339.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,771 1,748
5806427.SQ.FTS.B, Zero Cpn, 2/11/24 ... 11,480 9,655
5806712.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,359 1,343
5807056.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,958 1,672
5807888.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,244 3,118
5809201.SQ.FTS.B, Zero Cpn, 2/12/24 ... 718 525
5809584.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,215 3,144
5810334.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,928 2,832
5810852.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,700 2,991
5811386.SQ.FTS.B, Zero Cpn, 2/12/24 ... 22,359 21,003
5812068.SQ.FTS.B, Zero Cpn, 2/12/24 ... 10,005 7,905
5812232.SQ.FTS.B, Zero Cpn, 2/12/24 ... 17,681 17,412
5812645.SQ.FTS.B, Zero Cpn, 2/12/24 ... 21,862 7,591
5812884.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,063 1,006
5813184.SQ.FTS.B, Zero Cpn, 2/12/24 ... 1,676 832
5813253.SQ.FTS.B, Zero Cpn, 2/12/24 ... 7,952 4,754
5813372.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,424 1,396
5813462.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,502 1,854
5813492.SQ.FTS.B, Zero Cpn, 2/13/24 ... 3,316 3,086
5813600.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,035 1,020
5813707.SQ.FTS.B, Zero Cpn, 2/13/24 ... 10,336 10,145

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5814016.SQ.FTS.B, Zero Cpn, 2/13/24 ... $ 3,567 $ 2,833
5814092.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2 2
5814180.SQ.FTS.B, Zero Cpn, 2/14/24 ... 3,917 3,831
5814332.SQ.FTS.B, Zero Cpn, 2/14/24 ... 177 172
5814411.SQ.FTS.B, Zero Cpn, 2/14/24 ... 7,162 6,986
5814576.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,223 1,960
5814719.SQ.FTS.B, Zero Cpn, 2/14/24 ... 9,167 8,016
5815259.SQ.FTS.B, Zero Cpn, 2/15/24 ... 3,705 3,581
5815447.SQ.FTS.B, Zero Cpn, 2/15/24 ... 8,603 3,207
5815722.SQ.FTS.B, Zero Cpn, 2/15/24 ... 3,985 3,319
5816754.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,424 1,400
5816945.SQ.FTS.B, Zero Cpn, 2/15/24 ... 6,560 6,210
5817070.SQ.FTS.B, Zero Cpn, 2/15/24 ... 30,140 12,281
5817474.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,056 614
5817665.SQ.FTS.B, Zero Cpn, 2/15/24 ... 7,500 7,228
5818002.SQ.FTS.B, Zero Cpn, 2/15/24 ... 5,104 4,879
5818388.SQ.FTS.B, Zero Cpn, 2/15/24 ... 488 476
5818433.SQ.FTS.B, Zero Cpn, 2/15/24 ... 3,697 3,600
5819068.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,796 2,691
5819322.SQ.FTS.B, Zero Cpn, 2/16/24 ... 480 383
5819327.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,355 1,321
5819453.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,851 3,617
5819614.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,452 1,421
5819783.SQ.FTS.B, Zero Cpn, 2/16/24 ... 32,595 29,515
5820456.SQ.FTS.B, Zero Cpn, 2/16/24 ... 245 241
5820960.SQ.FTS.B, Zero Cpn, 2/16/24 ... 224 219
5820980.SQ.FTS.B, Zero Cpn, 2/16/24 ... 678 553
5821035.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,686 3,636
5821105.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,771 1,737
5821163.SQ.FTS.B, Zero Cpn, 2/16/24 ... 6,460 5,328
5821405.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,077 1,060
5821479.SQ.FTS.B, Zero Cpn, 2/16/24 ... 8,455 8,189
5821715.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,748 5,667
5821898.SQ.FTS.B, Zero Cpn, 2/16/24 ... 255 253
5822008.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,075 986
5822090.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,162 1,148
5822407.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,991 1,742
5822641.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,791 1,774
5822817.SQ.FTS.B, Zero Cpn, 2/17/24 ... 7,097 6,458
5823030.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,162 1,006
5823084.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,723 1,651
5823283.SQ.FTS.B, Zero Cpn, 2/17/24 ... 590 531
5823345.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,884 814
5823515.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,382 1,306
5823613.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,398 1,197
5823665.SQ.FTS.B, Zero Cpn, 2/17/24 ... 835 828
5823710.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,534 913
5824742.SQ.FTS.B, Zero Cpn, 2/17/24 ... 3,362 2,058
5824788.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,386 1,355
5824880.SQ.FTS.B, Zero Cpn, 2/17/24 ... 496 492
5825002.SQ.FTS.B, Zero Cpn, 2/17/24 ... 35,998 14,733
5825354.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,154 1,846
5827842.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,668 1,914
5828601.SQ.FTS.B, Zero Cpn, 2/18/24 ... 5,605 5,423
5828896.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,638 2,565
5828926.SQ.FTS.B, Zero Cpn, 2/18/24 ... 17,907 11,991
5829358.SQ.FTS.B, Zero Cpn, 2/18/24 ... 5,980 5,802
5829566.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,030 975
Description
Principal
Amount Value
Block, Inc. (continued)
5829638.SQ.FTS.B, Zero Cpn, 2/18/24 ... $ 2,477 $ 1,865
5829709.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,277 2,125
5830037.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,386 3,323
5830080.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,591 812
5830253.SQ.FTS.B, Zero Cpn, 2/18/24 ... 4,225 4,087
5830300.SQ.FTS.B, Zero Cpn, 2/18/24 ... 10,132 9,851
5830440.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,598 1,195
5830467.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,440 1,358
5830547.SQ.FTS.B, Zero Cpn, 2/18/24 ... 8,812 7,913
5830672.SQ.FTS.B, Zero Cpn, 2/18/24 ... 8,218 7,070
5830986.SQ.FTS.B, Zero Cpn, 2/19/24 ... 260 255
5831025.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,300 1,225
5831192.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,914 1,301
5831389.SQ.FTS.B, Zero Cpn, 2/19/24 ... 351 346
5831833.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,952 2,800
5832209.SQ.FTS.B, Zero Cpn, 2/19/24 ... 26,406 10,589
5832576.SQ.FTS.B, Zero Cpn, 2/19/24 ... 323 246
5832609.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,194 1,763
5832873.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,757 4,660
5832969.SQ.FTS.B, Zero Cpn, 2/19/24 ... 594 589
5833299.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,181 1,151
5833417.SQ.FTS.B, Zero Cpn, 2/19/24 ... 7,855 7,454
5833530.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,187 1,174
5833657.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,888 2,847
5833703.SQ.FTS.B, Zero Cpn, 2/19/24 ... 7,016 6,583
5833785.SQ.FTS.B, Zero Cpn, 2/19/24 ... 9,357 8,919
5834028.SQ.FTS.B, Zero Cpn, 2/19/24 ... 874 554
5834294.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,536 1,358
5834318.SQ.FTS.B, Zero Cpn, 2/20/24 ... 8,185 4,572
5834411.SQ.FTS.B, Zero Cpn, 2/20/24 ... 4,952 4,323
5834476.SQ.FTS.B, Zero Cpn, 2/20/24 ... 2,151 2,023
5834960.SQ.FTS.B, Zero Cpn, 2/20/24 ... 5,329 5,266
5835079.SQ.FTS.B, Zero Cpn, 2/20/24 ... 683 247
5835205.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,643 1,506
5835279.SQ.FTS.B, Zero Cpn, 2/21/24 ... 1,783 1,557
5835313.SQ.FTS.B, Zero Cpn, 2/21/24 ... 4,609 4,517
5836225.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,355 1,282
5836564.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,331 1,252
5836920.SQ.FTS.B, Zero Cpn, 2/22/24 ... 16,289 13,674
5837211.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,901 1,501
5837252.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,427 406
5837271.SQ.FTS.B, Zero Cpn, 2/22/24 ... 809 783
5837315.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,547 869
5837346.SQ.FTS.B, Zero Cpn, 2/22/24 ... 8,070 5,455
5837545.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,701 1,622
5837759.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,104 1,999
5837933.SQ.FTS.B, Zero Cpn, 2/22/24 ... 752 433
5837962.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,321 3,872
5839801.SQ.FTS.B, Zero Cpn, 2/23/24 ... 151 149
5839815.SQ.FTS.B, Zero Cpn, 2/23/24 ... 744 383
5839822.SQ.FTS.B, Zero Cpn, 2/23/24 ... 6,334 5,891
5839979.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,766 4,633
5840394.SQ.FTS.B, Zero Cpn, 2/23/24 ... 7,735 3,168
5840460.SQ.FTS.B, Zero Cpn, 2/23/24 ... 215 208
5840501.SQ.FTS.B, Zero Cpn, 2/23/24 ... 705 671
5840821.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,679 2,743
5840915.SQ.FTS.B, Zero Cpn, 2/23/24 ... 8,514 8,138
5841516.SQ.FTS.B, Zero Cpn, 2/23/24 ... 25,982 23,863

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5841824.SQ.FTS.B, Zero Cpn, 2/23/24 ... $ 1,220 $ 1,086
5841864.SQ.FTS.B, Zero Cpn, 2/23/24 ... 206 197
5841881.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,275 1,983
5841927.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,020 3,687
5842048.SQ.FTS.B, Zero Cpn, 2/23/24 ... 985 916
5842093.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,999 971
5842110.SQ.FTS.B, Zero Cpn, 2/23/24 ... 980 230
5842131.SQ.FTS.B, Zero Cpn, 2/23/24 ... 2,185 2,119
5843371.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,440 2,351
5843433.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,921 5,815
5843590.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,344 3,191
5844026.SQ.FTS.B, Zero Cpn, 2/24/24 ... 9,562 9,352
5844243.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,623 2,595
5844419.SQ.FTS.B, Zero Cpn, 2/24/24 ... 846 739
5844459.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,334 1,040
5844473.SQ.FTS.B, Zero Cpn, 2/24/24 ... 506 500
5844510.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,582 4,384
5844650.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,446 1,179
5844889.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,265 6,111
5845320.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,451 1,424
5845343.SQ.FTS.B, Zero Cpn, 2/24/24 ... 34,394 32,280
5845971.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,303 1,208
5846004.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,310 2,245
5846033.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,190 1,135
5846077.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,073 1,973
5846195.SQ.FTS.B, Zero Cpn, 2/24/24 ... 721 713
5848226.SQ.FTS.B, Zero Cpn, 2/25/24 ... 9,607 9,431
5848551.SQ.FTS.B, Zero Cpn, 2/25/24 ... 8,038 7,806
5848782.SQ.FTS.B, Zero Cpn, 2/25/24 ... 497 463
5848826.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,265 1,207
5848879.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,338 4,279
5849073.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,438 1,412
5849234.SQ.FTS.B, Zero Cpn, 2/25/24 ... 4,105 3,736
5849462.SQ.FTS.B, Zero Cpn, 2/25/24 ... 165 164
5849709.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,309 1,007
5850047.SQ.FTS.B, Zero Cpn, 2/25/24 ... 317 314
5850061.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,404 825
5850076.SQ.FTS.B, Zero Cpn, 2/25/24 ... 7,542 6,618
5850145.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,016 1,964
5850429.SQ.FTS.B, Zero Cpn, 2/25/24 ... 9,973 8,729
5850831.SQ.FTS.B, Zero Cpn, 2/25/24 ... 16,595 14,608
5851083.SQ.FTS.B, Zero Cpn, 2/25/24 ... 6,731 6,601
5851616.SQ.FTS.B, Zero Cpn, 2/25/24 ... 350 324
5851647.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,712 1,215
5851929.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,411 1,765
5851937.SQ.FTS.B, Zero Cpn, 2/26/24 ... 550 518
5852027.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,366 732
5852374.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,716 5,452
5852610.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,137 241
5852786.SQ.FTS.B, Zero Cpn, 2/26/24 ... 905 819
5852840.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,532 4,237
5852937.SQ.FTS.B, Zero Cpn, 2/26/24 ... 516 338
5853330.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,637 4,334
5853413.SQ.FTS.B, Zero Cpn, 2/26/24 ... 88 86
5853422.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,496 1,467
5853518.SQ.FTS.B, Zero Cpn, 2/26/24 ... 19,831 18,291
5853740.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,104 551
5853750.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,976 6,780
Description
Principal
Amount Value
Block, Inc. (continued)
5853859.SQ.FTS.B, Zero Cpn, 2/26/24 ... $ 44,907 $ 34,342
5854209.SQ.FTS.B, Zero Cpn, 2/26/24 ... 309 297
5854219.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,886 3,121
5854288.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,048 1,771
5854311.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,929 6,018
5854366.SQ.FTS.B, Zero Cpn, 2/26/24 ... 819 807
5854386.SQ.FTS.B, Zero Cpn, 2/26/24 ... 9,627 5,155
5855181.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,198 2,155
5855237.SQ.FTS.B, Zero Cpn, 2/27/24 ... 256 232
5855240.SQ.FTS.B, Zero Cpn, 2/27/24 ... 8,714 6,985
5855318.SQ.FTS.B, Zero Cpn, 2/27/24 ... 6,849 6,216
5855428.SQ.FTS.B, Zero Cpn, 2/27/24 ... 349 342
5855442.SQ.FTS.B, Zero Cpn, 2/27/24 ... 7,250 6,196
5855555.SQ.FTS.B, Zero Cpn, 2/27/24 ... 571 494
5855634.SQ.FTS.B, Zero Cpn, 2/27/24 ... 18,210 16,028
5855858.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,854 1,083
5855867.SQ.FTS.B, Zero Cpn, 2/28/24 ... 822 608
5855877.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,720 1,650
5855903.SQ.FTS.B, Zero Cpn, 2/28/24 ... 849 720
5855911.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,931 1,742
5855925.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,540 2,989
5856032.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,711 4,530
5856088.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,913 4,647
5856151.SQ.FTS.B, Zero Cpn, 2/28/24 ... 3,012 2,556
5856167.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,773 2,470
5856236.SQ.FTS.B, Zero Cpn, 2/28/24 ... 5,747 5,669
5856353.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,714 1,238
5856360.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,421 388
5856372.SQ.FTS.B, Zero Cpn, 2/28/24 ... 961 848
5856382.SQ.FTS.B, Zero Cpn, 2/28/24 ... 11,984 10,079
5856462.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,808 4,581
5856562.SQ.FTS.B, Zero Cpn, 2/28/24 ... 729 265
5856565.SQ.FTS.B, Zero Cpn, 2/28/24 ... 495 467
5856576.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,162 946
5856586.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,046 862
5856788.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,953 2,856
5856978.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,930 3,941
5857039.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,330 1,271
5857087.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,803 4,123
5857392.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,340 1,312
5857475.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,148 1,097
5860503.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,425 2,368
5860639.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,130 2,034
5860791.SQ.FTS.B, Zero Cpn, 2/29/24 ... 642 638
5860847.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,495 2,356
5860913.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,862 3,610
5861025.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,363 2,124
5861125.SQ.FTS.B, Zero Cpn, 2/29/24 ... 619 236
5861134.SQ.FTS.B, Zero Cpn, 2/29/24 ... 28,273 24,402
5861962.SQ.FTS.B, Zero Cpn, 2/29/24 ... 166 157
5861986.SQ.FTS.B, Zero Cpn, 2/29/24 ... 712 661
5862041.SQ.FTS.B, Zero Cpn, 2/29/24 ... 573 558
5862058.SQ.FTS.B, Zero Cpn, 2/29/24 ... 12,112 11,985
5862428.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,115 1,100
5862485.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,892 3,537
5862589.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,955 1,835
5862628.SQ.FTS.B, Zero Cpn, 2/29/24 ... 137 133
5862630.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,065 3,610

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5862693.SQ.FTS.B, Zero Cpn, 2/29/24 ... $ 3,386 $ 3,081
5862734.SQ.FTS.B, Zero Cpn, 2/29/24 ... 11,369 11,168
5862950.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,369 1,267
5862969.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,497 3,432
5863049.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,829 7,521
5863319.SQ.FTS.B, Zero Cpn, 2/29/24 ... 825 703
5863356.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,057 1,030
5863373.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,478 2,361
5863415.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,311 6,038
5863548.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,400 3,276
5863628.SQ.FTS.B, Zero Cpn, 2/29/24 ... 693 656
5863665.SQ.FTS.B, Zero Cpn, 2/29/24 ... 762 750
5863729.SQ.FTS.B, Zero Cpn, 2/29/24 ... 11,598 10,948
5863869.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,910 9,636
5864060.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,358 6,085
5864228.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,114 5,989
5864327.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4 4
5864352.SQ.FTS.B, Zero Cpn, 2/29/24 ... 935 923
5865278.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,388 2,348
5865366.SQ.FTS.B, Zero Cpn, 2/29/24 ... 51 47
5865381.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,158 1,123
5865470.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,546 1,486
5865593.SQ.FTS.B, Zero Cpn, 2/29/24 ... 16,002 13,729
5865907.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,254 1,195
5865934.SQ.FTS.B, Zero Cpn, 2/29/24 ... 336 322
5866142.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,026 3,680
5866235.SQ.FTS.B, Zero Cpn, 2/29/24 ... 12,265 11,630
5866310.SQ.FTS.B, Zero Cpn, 2/29/24 ... 26,930 17,035
5866568.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,915 1,789
5866762.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,698 7,496
5866864.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,263 2,028
5866921.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,464 1,435
5866944.SQ.FTS.B, Zero Cpn, 2/29/24 ... 14,207 11,835
5867135.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,474 5,811
5867175.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,502 2,443
5870201.SQ.FTS.B, Zero Cpn, 3/01/24 ... 21,646 21,421
5871444.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,081 1,074
5871545.SQ.FTS.B, Zero Cpn, 3/01/24 ... 834 410
5871796.SQ.FTS.B, Zero Cpn, 3/01/24 ... 13,046 11,946
5872044.SQ.FTS.B, Zero Cpn, 3/01/24 ... 766 746
5872177.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,729 1,698
5872312.SQ.FTS.B, Zero Cpn, 3/01/24 ... 627 596
5872318.SQ.FTS.B, Zero Cpn, 3/01/24 ... 450 424
5872351.SQ.FTS.B, Zero Cpn, 3/01/24 ... 967 948
5872378.SQ.FTS.B, Zero Cpn, 3/01/24 ... 248 214
5872385.SQ.FTS.B, Zero Cpn, 3/01/24 ... 789 756
5872477.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,818 1,767
5872494.SQ.FTS.B, Zero Cpn, 3/01/24 ... 11,883 8,091
5872625.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,761 1,190
5872980.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,552 1,525
5872993.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,239 2,118
5873069.SQ.FTS.B, Zero Cpn, 3/01/24 ... 2,794 2,747
5873138.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,376 2,669
5873189.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,924 1,363
5873315.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,591 3,789
5873613.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,417 6,348
5873758.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,212 5,415
5873819.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,584 805
Description
Principal
Amount Value
Block, Inc. (continued)
5874283.SQ.FTS.B, Zero Cpn, 3/02/24 ... $ 1,381 $ 1,149
5874329.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,242 481
5874482.SQ.FTS.B, Zero Cpn, 3/02/24 ... 657 136
5874516.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,608 1,307
5874556.SQ.FTS.B, Zero Cpn, 3/02/24 ... 850 839
5874700.SQ.FTS.B, Zero Cpn, 3/02/24 ... 4,155 4,003
5874834.SQ.FTS.B, Zero Cpn, 3/02/24 ... 4,160 4,073
5875168.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,475 1,242
5875319.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,364 2,184
5875427.SQ.FTS.B, Zero Cpn, 3/02/24 ... 348 298
5875429.SQ.FTS.B, Zero Cpn, 3/02/24 ... 6,887 6,592
5875785.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,484 1,119
5875789.SQ.FTS.B, Zero Cpn, 3/02/24 ... 590 574
5875826.SQ.FTS.B, Zero Cpn, 3/02/24 ... 329 318
5875867.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,804 1,765
5876036.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,748 3,495
5876115.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,718 2,640
5876285.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,557 3,378
5876406.SQ.FTS.B, Zero Cpn, 3/02/24 ... 766 722
5876475.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,229 1,228
5877063.SQ.FTS.B, Zero Cpn, 3/02/24 ... 973 770
5877065.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,028 779
5877199.SQ.FTS.B, Zero Cpn, 3/03/24 ... 3,944 3,620
5877347.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,002 965
5877458.SQ.FTS.B, Zero Cpn, 3/03/24 ... 9,040 8,436
5877714.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,446 1,393
5877738.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,908 2,704
5877776.SQ.FTS.B, Zero Cpn, 3/03/24 ... 969 315
5878075.SQ.FTS.B, Zero Cpn, 3/04/24 ... 888 881
5878138.SQ.FTS.B, Zero Cpn, 3/04/24 ... 3,629 3,530
5878223.SQ.FTS.B, Zero Cpn, 3/04/24 ... 2,084 2,050
5878297.SQ.FTS.B, Zero Cpn, 3/04/24 ... 1,683 1,157
5878314.SQ.FTS.B, Zero Cpn, 3/04/24 ... 8,229 7,442
5878689.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,579 1,523
5878776.SQ.FTS.B, Zero Cpn, 3/05/24 ... 436 428
5878790.SQ.FTS.B, Zero Cpn, 3/05/24 ... 3,209 3,140
5878846.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,113 819
5878952.SQ.FTS.B, Zero Cpn, 3/05/24 ... 324 305
5879023.SQ.FTS.B, Zero Cpn, 3/05/24 ... 269 266
5879045.SQ.FTS.B, Zero Cpn, 3/05/24 ... 2,584 2,526
5879122.SQ.FTS.B, Zero Cpn, 3/05/24 ... 319 77
5879150.SQ.FTS.B, Zero Cpn, 3/05/24 ... 3,147 3,028
5879290.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,340 4,092
5879597.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,695 2,641
5881194.SQ.FTS.B, Zero Cpn, 3/06/24 ... 350 332
5881215.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,024 1,978
5881542.SQ.FTS.B, Zero Cpn, 3/06/24 ... 10,826 10,641
5881995.SQ.FTS.B, Zero Cpn, 3/06/24 ... 610 604
5882844.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,165 420
5882869.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,564 1,437
5882889.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,589 2,224
5882928.SQ.FTS.B, Zero Cpn, 3/06/24 ... 128 127
5882935.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,487 1,450
5883001.SQ.FTS.B, Zero Cpn, 3/07/24 ... 22,871 21,885
5883334.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,109 623
5883652.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,460 2,297
5883707.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,333 2,217
5883767.SQ.FTS.B, Zero Cpn, 3/07/24 ... 9,253 8,556

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5883938.SQ.FTS.B, Zero Cpn, 3/07/24 ... $ 497 $ 475
5884117.SQ.FTS.B, Zero Cpn, 3/07/24 ... 947 626
5884159.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,424 1,317
5884190.SQ.FTS.B, Zero Cpn, 3/07/24 ... 19,312 14,993
5884450.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,794 2,665
5884477.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,483 470
5884558.SQ.FTS.B, Zero Cpn, 3/07/24 ... 7,494 7,300
5884736.SQ.FTS.B, Zero Cpn, 3/07/24 ... 9,071 8,902
5884916.SQ.FTS.B, Zero Cpn, 3/07/24 ... 751 675
5884947.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,478 4,256
5885192.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,394 699
5885237.SQ.FTS.B, Zero Cpn, 3/07/24 ... 603 572
5885297.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,077 1,004
5885371.SQ.FTS.B, Zero Cpn, 3/07/24 ... 7,857 7,721
5885570.SQ.FTS.B, Zero Cpn, 3/07/24 ... 10,148 9,915
5885799.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,503 4,399
5885850.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,838 1,737
5885879.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,632 3,563
5887879.SQ.FTS.B, Zero Cpn, 3/08/24 ... 9,851 9,686
5888804.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,336 1,968
5888851.SQ.FTS.B, Zero Cpn, 3/08/24 ... 483 474
5888881.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,587 900
5889031.SQ.FTS.B, Zero Cpn, 3/08/24 ... 809 796
5889080.SQ.FTS.B, Zero Cpn, 3/08/24 ... 771 742
5889273.SQ.FTS.B, Zero Cpn, 3/08/24 ... 12,388 11,832
5889436.SQ.FTS.B, Zero Cpn, 3/08/24 ... 22,177 11,467
5889597.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,660 1,297
5889640.SQ.FTS.B, Zero Cpn, 3/08/24 ... 7,557 7,420
5889750.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,193 1,126
5889804.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,991 3,836
5889875.SQ.FTS.B, Zero Cpn, 3/08/24 ... 914 558
5889963.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,260 1,128
5889976.SQ.FTS.B, Zero Cpn, 3/08/24 ... 6,748 3,518
5890012.SQ.FTS.B, Zero Cpn, 3/08/24 ... 13,846 13,577
5890413.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,957 2,045
5890488.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,145 4,591
5890615.SQ.FTS.B, Zero Cpn, 3/08/24 ... 828 587
5890643.SQ.FTS.B, Zero Cpn, 3/08/24 ... 21,147 19,307
5890904.SQ.FTS.B, Zero Cpn, 3/08/24 ... 91 85
5890961.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,371 3,281
5891203.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,391 2,288
5891237.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,732 1,707
5891279.SQ.FTS.B, Zero Cpn, 3/09/24 ... 775 701
5891294.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,295 1,260
5891408.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,296 2,261
5891419.SQ.FTS.B, Zero Cpn, 3/09/24 ... 38,335 32,518
5892149.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,706 6,489
5892295.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,688 2,214
5892308.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,035 1,224
5892370.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,823 4,648
5892438.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,275 2,566
5892565.SQ.FTS.B, Zero Cpn, 3/09/24 ... 203 200
5892624.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,187 2,221
5893222.SQ.FTS.B, Zero Cpn, 3/09/24 ... 214 213
5893496.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,110 1,103
5893541.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,112 1,652
5893549.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,744 1,586
5893590.SQ.FTS.B, Zero Cpn, 3/09/24 ... 320 316
Description
Principal
Amount Value
Block, Inc. (continued)
5893657.SQ.FTS.B, Zero Cpn, 3/09/24 ... $ 4,105 $ 3,188
5893804.SQ.FTS.B, Zero Cpn, 3/09/24 ... 328 324
5893815.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,195 130
5893845.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,835 1,766
5893929.SQ.FTS.B, Zero Cpn, 3/09/24 ... 788 407
5893961.SQ.FTS.B, Zero Cpn, 3/09/24 ... 176 173
5894019.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,608 1,020
5894091.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,167 1,250
5894137.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,882 2,759
5894435.SQ.FTS.B, Zero Cpn, 3/10/24 ... 285 278
5894525.SQ.FTS.B, Zero Cpn, 3/10/24 ... 7,398 7,246
5894683.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,653 1,629
5894734.SQ.FTS.B, Zero Cpn, 3/10/24 ... 2,035 1,858
5894983.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,033 764
5895088.SQ.FTS.B, Zero Cpn, 3/10/24 ... 7,642 6,193
5895353.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,893 4,539
5895576.SQ.FTS.B, Zero Cpn, 3/11/24 ... 4,937 4,723
5895712.SQ.FTS.B, Zero Cpn, 3/11/24 ... 3,284 3,177
5895783.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,798 1,651
5896008.SQ.FTS.B, Zero Cpn, 3/12/24 ... 233 231
5896158.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,342 2,310
5896558.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,277 2,146
5897504.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,961 1,838
5897545.SQ.FTS.B, Zero Cpn, 3/12/24 ... 7,254 7,005
5897823.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,893 1,792
5897891.SQ.FTS.B, Zero Cpn, 3/12/24 ... 215 204
5897943.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,839 1,776
5898152.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,795 1,676
5898206.SQ.FTS.B, Zero Cpn, 3/12/24 ... 5,418 5,306
5898320.SQ.FTS.B, Zero Cpn, 3/12/24 ... 8,262 5,033
5898446.SQ.FTS.B, Zero Cpn, 3/12/24 ... 12,962 12,557
5898769.SQ.FTS.B, Zero Cpn, 3/12/24 ... 21,421 16,094
5899288.SQ.FTS.B, Zero Cpn, 3/13/24 ... 218 211
5899301.SQ.FTS.B, Zero Cpn, 3/13/24 ... 20,884 20,379
5899791.SQ.FTS.B, Zero Cpn, 3/13/24 ... 148 147
5899826.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,245 2,128
5900021.SQ.FTS.B, Zero Cpn, 3/13/24 ... 950 896
5900093.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,536 1,622
5900145.SQ.FTS.B, Zero Cpn, 3/13/24 ... 232 230
5900369.SQ.FTS.B, Zero Cpn, 3/13/24 ... 462 412
5900390.SQ.FTS.B, Zero Cpn, 3/13/24 ... 18,017 14,064
5900600.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,701 4,814
5900766.SQ.FTS.B, Zero Cpn, 3/13/24 ... 14,554 13,465
5900915.SQ.FTS.B, Zero Cpn, 3/13/24 ... 242 240
5900918.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,790 5,330
5900989.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,386 3,249
5901073.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,366 5,184
5901345.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,609 3,357
5901389.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,748 3,632
5902038.SQ.FTS.B, Zero Cpn, 3/13/24 ... 445 419
5902092.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,348 4,270
5902210.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,739 4,166
5902514.SQ.FTS.B, Zero Cpn, 3/14/24 ... 562 540
5903081.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,323 1,289
5903117.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,111 2,068
5903341.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,143 1,113
5903364.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,363 3,315
5903521.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,018 900

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5903542.SQ.FTS.B, Zero Cpn, 3/14/24 ... $ 2,777 $ 2,738
5903653.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,430 1,347
5903660.SQ.FTS.B, Zero Cpn, 3/14/24 ... 14,256 13,907
5903864.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,296 405
5904045.SQ.FTS.B, Zero Cpn, 3/14/24 ... 946 905
5904231.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,030 961
5904259.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,310 2,198
5904548.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,160 2,117
5904620.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,472 9,137
5905047.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,504 2,476
5906768.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,912 1,843
5907039.SQ.FTS.B, Zero Cpn, 3/15/24 ... 979 934
5907084.SQ.FTS.B, Zero Cpn, 3/15/24 ... 8,518 7,904
5907608.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,108 3,975
5908240.SQ.FTS.B, Zero Cpn, 3/15/24 ... 5,278 5,113
5908488.SQ.FTS.B, Zero Cpn, 3/15/24 ... 732 707
5908510.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,003 975
5908547.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,818 1,731
5908583.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,744 3,943
5908638.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,291 1,228
5908659.SQ.FTS.B, Zero Cpn, 3/15/24 ... 552 542
5909132.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,142 1,953
5909190.SQ.FTS.B, Zero Cpn, 3/15/24 ... 877 845
5909223.SQ.FTS.B, Zero Cpn, 3/15/24 ... 16,116 15,520
5909637.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,283 4,210
5909898.SQ.FTS.B, Zero Cpn, 3/15/24 ... 379 374
5910111.SQ.FTS.B, Zero Cpn, 3/16/24 ... 8,350 6,458
5910344.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,116 1,052
5910415.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,770 1,742
5910733.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,271 5,109
5910869.SQ.FTS.B, Zero Cpn, 3/16/24 ... 7,242 5,717
5911018.SQ.FTS.B, Zero Cpn, 3/16/24 ... 457 448
5911038.SQ.FTS.B, Zero Cpn, 3/16/24 ... 721 709
5911080.SQ.FTS.B, Zero Cpn, 3/16/24 ... 816 798
5911116.SQ.FTS.B, Zero Cpn, 3/16/24 ... 19,857 15,777
5911495.SQ.FTS.B, Zero Cpn, 3/16/24 ... 39,916 38,348
5911900.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,690 2,576
5911917.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,421 3,341
5912024.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,514 3,440
5912389.SQ.FTS.B, Zero Cpn, 3/16/24 ... 8,356 8,101
5912573.SQ.FTS.B, Zero Cpn, 3/16/24 ... 7,038 6,839
5912644.SQ.FTS.B, Zero Cpn, 3/16/24 ... 442 431
5912706.SQ.FTS.B, Zero Cpn, 3/16/24 ... 12,868 12,225
5912908.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,650 2,536
5912999.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,730 3,648
5913035.SQ.FTS.B, Zero Cpn, 3/16/24 ... 21,884 19,793
5913254.SQ.FTS.B, Zero Cpn, 3/16/24 ... 7,365 7,127
5913407.SQ.FTS.B, Zero Cpn, 3/17/24 ... 3,385 3,267
5913461.SQ.FTS.B, Zero Cpn, 3/17/24 ... 291 280
5913481.SQ.FTS.B, Zero Cpn, 3/17/24 ... 279 275
5913539.SQ.FTS.B, Zero Cpn, 3/17/24 ... 4,735 4,537
5913641.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,092 1,074
5913655.SQ.FTS.B, Zero Cpn, 3/17/24 ... 5,587 5,443
5913759.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,562 1,518
5913838.SQ.FTS.B, Zero Cpn, 3/17/24 ... 6,574 6,242
5913989.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,713 1,586
5914043.SQ.FTS.B, Zero Cpn, 3/17/24 ... 421 412
5914271.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,016 861
Description
Principal
Amount Value
Block, Inc. (continued)
5914290.SQ.FTS.B, Zero Cpn, 3/18/24 ... $ 4,717 $ 2,958
5914330.SQ.FTS.B, Zero Cpn, 3/18/24 ... 668 656
5914387.SQ.FTS.B, Zero Cpn, 3/18/24 ... 884 756
5914396.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,467 761
5914411.SQ.FTS.B, Zero Cpn, 3/18/24 ... 3,560 2,620
5914444.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,935 5,590
5914535.SQ.FTS.B, Zero Cpn, 3/18/24 ... 7,115 4,101
5914576.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,470 2,372
5915212.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,124 1,093
5915290.SQ.FTS.B, Zero Cpn, 3/19/24 ... 5,009 4,924
5915505.SQ.FTS.B, Zero Cpn, 3/19/24 ... 16,318 9,440
5915817.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,291 904
5915849.SQ.FTS.B, Zero Cpn, 3/19/24 ... 7,401 7,190
5916146.SQ.FTS.B, Zero Cpn, 3/19/24 ... 777 746
5916984.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,174 5,246
5917148.SQ.FTS.B, Zero Cpn, 3/19/24 ... 10,596 7,359
5917707.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,463 2,908
5917741.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,737 1,616
5917799.SQ.FTS.B, Zero Cpn, 3/19/24 ... 14,230 13,963
5918081.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,932 861
5918143.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,162 3,024
5918248.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,754 2,710
5918362.SQ.FTS.B, Zero Cpn, 3/19/24 ... 8,220 7,834
5918436.SQ.FTS.B, Zero Cpn, 3/19/24 ... 424 413
5918443.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,784 1,755
5918534.SQ.FTS.B, Zero Cpn, 3/19/24 ... 13,622 8,800
5918756.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,987 3,202
5918793.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,939 1,894
5918832.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,897 3,740
5918954.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,027 1,012
5918990.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,414 3,169
5919215.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,378 3,326
5919584.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,852 2,789
5919614.SQ.FTS.B, Zero Cpn, 3/20/24 ... 695 666
5919638.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,936 3,817
5919673.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,078 2,779
5919710.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,309 1,283
5919739.SQ.FTS.B, Zero Cpn, 3/20/24 ... 669 478
5919774.SQ.FTS.B, Zero Cpn, 3/20/24 ... 8,396 8,136
5920829.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,433 927
5921220.SQ.FTS.B, Zero Cpn, 3/20/24 ... 961 740
5921268.SQ.FTS.B, Zero Cpn, 3/20/24 ... 628 613
5921285.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,698 2,662
5921428.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,688 2,020
5921781.SQ.FTS.B, Zero Cpn, 3/20/24 ... 102 100
5921786.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,525 3,941
5921872.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,685 1,655
5921918.SQ.FTS.B, Zero Cpn, 3/20/24 ... 13,399 12,576
5922194.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,907 1,826
5922328.SQ.FTS.B, Zero Cpn, 3/20/24 ... 6,191 6,053
5922564.SQ.FTS.B, Zero Cpn, 3/20/24 ... 842 819
5922627.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,229 9,141
5923022.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,619 1,506
5923047.SQ.FTS.B, Zero Cpn, 3/21/24 ... 831 807
5923203.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,399 7,240
5923394.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,593 2,554
5923448.SQ.FTS.B, Zero Cpn, 3/21/24 ... 206 204
5923487.SQ.FTS.B, Zero Cpn, 3/21/24 ... 17,580 17,247

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5923878.SQ.FTS.B, Zero Cpn, 3/21/24 ... $ 1,675 $ 1,607
5923896.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,900 7,621
5924262.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,106 724
5924268.SQ.FTS.B, Zero Cpn, 3/21/24 ... 108 108
5924327.SQ.FTS.B, Zero Cpn, 3/21/24 ... 965 882
5924388.SQ.FTS.B, Zero Cpn, 3/21/24 ... 827 778
5924394.SQ.FTS.B, Zero Cpn, 3/21/24 ... 7,153 6,825
5924508.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,031 1,010
5924530.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,789 2,675
5924782.SQ.FTS.B, Zero Cpn, 3/21/24 ... 6,708 6,271
5924891.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,546 4,349
5924934.SQ.FTS.B, Zero Cpn, 3/21/24 ... 625 591
5925048.SQ.FTS.B, Zero Cpn, 3/21/24 ... 5,812 5,687
5925223.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,316 2,253
5925421.SQ.FTS.B, Zero Cpn, 3/21/24 ... 10,978 10,497
5927005.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,913 2,830
5927323.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,427 5,316
5927812.SQ.FTS.B, Zero Cpn, 3/22/24 ... 952 913
5927900.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,958 1,594
5927931.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,858 5,620
5928081.SQ.FTS.B, Zero Cpn, 3/22/24 ... 11,939 9,639
5928311.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,938 5,677
5928459.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,514 3,466
5928628.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,593 501
5928641.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,615 2,559
5928731.SQ.FTS.B, Zero Cpn, 3/22/24 ... 11,641 11,375
5928964.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,869 1,792
5929041.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,137 1,458
5929388.SQ.FTS.B, Zero Cpn, 3/22/24 ... 46,998 42,463
5930281.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,738 3,323
5930510.SQ.FTS.B, Zero Cpn, 3/22/24 ... 10,384 10,282
5930747.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,628 6,037
5930851.SQ.FTS.B, Zero Cpn, 3/23/24 ... 7,699 6,107
5930895.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,627 1,592
5931040.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,505 3,369
5931080.SQ.FTS.B, Zero Cpn, 3/23/24 ... 800 776
5931412.SQ.FTS.B, Zero Cpn, 3/23/24 ... 484 471
5931517.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,499 2,361
5931541.SQ.FTS.B, Zero Cpn, 3/23/24 ... 802 793
5931664.SQ.FTS.B, Zero Cpn, 3/23/24 ... 947 936
5931689.SQ.FTS.B, Zero Cpn, 3/23/24 ... 5,730 5,569
5931806.SQ.FTS.B, Zero Cpn, 3/23/24 ... 56 55
5931818.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,465 2,306
5931905.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,190 3,089
5931964.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,077 2,050
5932026.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,736 1,690
5932230.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,342 1,260
5932279.SQ.FTS.B, Zero Cpn, 3/23/24 ... 272 243
5932293.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,223 1,153
5932569.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,625 1,528
5932601.SQ.FTS.B, Zero Cpn, 3/23/24 ... 948 830
5932622.SQ.FTS.B, Zero Cpn, 3/23/24 ... 370 341
5932633.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,478 717
5932677.SQ.FTS.B, Zero Cpn, 3/23/24 ... 6,753 6,613
5932876.SQ.FTS.B, Zero Cpn, 3/23/24 ... 7,042 6,765
5933094.SQ.FTS.B, Zero Cpn, 3/23/24 ... 7,398 7,294
5933493.SQ.FTS.B, Zero Cpn, 3/23/24 ... 953 807
5933571.SQ.FTS.B, Zero Cpn, 3/23/24 ... 11,213 10,768
Description
Principal
Amount Value
Block, Inc. (continued)
5933888.SQ.FTS.B, Zero Cpn, 3/24/24 ... $ 1,819 $ 1,783
5933926.SQ.FTS.B, Zero Cpn, 3/24/24 ... 340 317
5933972.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,687 5,022
5934009.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,215 1,939
5934044.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,186 1,671
5934059.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,331 223
5934070.SQ.FTS.B, Zero Cpn, 3/24/24 ... 288 280
5934080.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,459 2,383
5934117.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,793 2,741
5934186.SQ.FTS.B, Zero Cpn, 3/24/24 ... 614 610
5934219.SQ.FTS.B, Zero Cpn, 3/24/24 ... 28,211 21,911
5934416.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,565 2,382
5934438.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,162 5,038
5934579.SQ.FTS.B, Zero Cpn, 3/25/24 ... 181 176
5934701.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,634 445
5934730.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,564 371
5934767.SQ.FTS.B, Zero Cpn, 3/25/24 ... 12,515 11,133
5934895.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,894 1,867
5934944.SQ.FTS.B, Zero Cpn, 3/25/24 ... 10,935 9,011
5935049.SQ.FTS.B, Zero Cpn, 3/25/24 ... 497 489
5935068.SQ.FTS.B, Zero Cpn, 3/25/24 ... 12,429 11,141
5935505.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,639 1,587
5935673.SQ.FTS.B, Zero Cpn, 3/26/24 ... 975 951
5935851.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,543 9,265
5936150.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,521 5,436
5936844.SQ.FTS.B, Zero Cpn, 3/26/24 ... 286 263
5936902.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,373 441
5936923.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,927 4,166
5937030.SQ.FTS.B, Zero Cpn, 3/26/24 ... 160 159
5937124.SQ.FTS.B, Zero Cpn, 3/26/24 ... 256 42
5937145.SQ.FTS.B, Zero Cpn, 3/26/24 ... 488 468
5937189.SQ.FTS.B, Zero Cpn, 3/26/24 ... 369 362
5937439.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,633 1,581
5937475.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,936 525
5937833.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,184 3,107
5937918.SQ.FTS.B, Zero Cpn, 3/26/24 ... 722 713
5937927.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,498 1,450
5937996.SQ.FTS.B, Zero Cpn, 3/26/24 ... 630 621
5938005.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,372 1,340
5938155.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,292 1,229
5938166.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,339 1,316
5938253.SQ.FTS.B, Zero Cpn, 3/26/24 ... 533 523
5938321.SQ.FTS.B, Zero Cpn, 3/26/24 ... 4,570 4,125
5938564.SQ.FTS.B, Zero Cpn, 3/26/24 ... 1,359 1,317
5938584.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,806 5,706
5938667.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,004 4,916
5938739.SQ.FTS.B, Zero Cpn, 3/26/24 ... 5,782 5,695
5938983.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,596 3,478
5939062.SQ.FTS.B, Zero Cpn, 3/26/24 ... 181 178
5939429.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,737 2,397
5939447.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,117 10,837
5939494.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,794 1,766
5939542.SQ.FTS.B, Zero Cpn, 3/27/24 ... 8,278 7,235
5939663.SQ.FTS.B, Zero Cpn, 3/27/24 ... 14,951 14,489
5939824.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,745 3,243
5939895.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,749 5,629
5940029.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,895 2,857
5940153.SQ.FTS.B, Zero Cpn, 3/27/24 ... 142 142

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5940224.SQ.FTS.B, Zero Cpn, 3/27/24 ... $ 26,857 $ 26,211
5940582.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,230 10,086
5940667.SQ.FTS.B, Zero Cpn, 3/27/24 ... 812 92
5940679.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,091 880
5940682.SQ.FTS.B, Zero Cpn, 3/27/24 ... 10,648 10,099
5940736.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,454 1,407
5940780.SQ.FTS.B, Zero Cpn, 3/27/24 ... 565 547
5940805.SQ.FTS.B, Zero Cpn, 3/27/24 ... 966 884
5940809.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,248 499
5940822.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,895 1,883
5940907.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,759 5,635
5941017.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,738 5,642
5941367.SQ.FTS.B, Zero Cpn, 3/27/24 ... 7,227 6,738
5941415.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,932 2,894
5942908.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,919 1,861
5943004.SQ.FTS.B, Zero Cpn, 3/28/24 ... 687 484
5943067.SQ.FTS.B, Zero Cpn, 3/28/24 ... 651 492
5943120.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,118 1,064
5943210.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,586 4,491
5943309.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,421 3,352
5943421.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,665 2,603
5943656.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,276 5,090
5943919.SQ.FTS.B, Zero Cpn, 3/28/24 ... 110 107
5943947.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,931 738
5944014.SQ.FTS.B, Zero Cpn, 3/28/24 ... 263 260
5944020.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,027 3,416
5944130.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,504 3,211
5944176.SQ.FTS.B, Zero Cpn, 3/28/24 ... 8,939 8,482
5944394.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,843 1,712
5944413.SQ.FTS.B, Zero Cpn, 3/28/24 ... 79 78
5944449.SQ.FTS.B, Zero Cpn, 3/28/24 ... 18,991 18,756
5945082.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,751 2,231
5945097.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,586 2,522
5945214.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,030 966
5945226.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,849 3,474
5945294.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,071 695
5945299.SQ.FTS.B, Zero Cpn, 3/28/24 ... 26,131 22,235
5945497.SQ.FTS.B, Zero Cpn, 3/28/24 ... 3,527 3,450
5945528.SQ.FTS.B, Zero Cpn, 3/28/24 ... 539 440
5945529.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,342 4,010
5945707.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,126 1,107
5945798.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,047 1,917
5945819.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,520 1,453
5948341.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,522 2,091
5948365.SQ.FTS.B, Zero Cpn, 3/29/24 ... 30,641 29,262
5950059.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,393 3,283
5950178.SQ.FTS.B, Zero Cpn, 3/29/24 ... 398 347
5950198.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,015 1,945
5950244.SQ.FTS.B, Zero Cpn, 3/29/24 ... 30,087 20,908
5950686.SQ.FTS.B, Zero Cpn, 3/29/24 ... 887 731
5950688.SQ.FTS.B, Zero Cpn, 3/29/24 ... 9,081 7,105
5950961.SQ.FTS.B, Zero Cpn, 3/29/24 ... 24,271 23,691
5951844.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,261 2,215
5952328.SQ.FTS.B, Zero Cpn, 3/30/24 ... 783 754
5952419.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,535 4,293
5952624.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,449 1,385
5952674.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,328 1,308
5952782.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,211 1,072
Description
Principal
Amount Value
Block, Inc. (continued)
5952845.SQ.FTS.B, Zero Cpn, 3/30/24 ... $ 2,786 $ 2,736
5952964.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,874 3,706
5953097.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,059 692
5953124.SQ.FTS.B, Zero Cpn, 3/30/24 ... 576 569
5953602.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,725 2,640
5953666.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,048 4,005
5954092.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,171 4,051
5954189.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,930 1,839
5954440.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,106 6,379
5954764.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,494 1,431
5954808.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,632 4,481
5954932.SQ.FTS.B, Zero Cpn, 3/30/24 ... 9,783 9,506
5955474.SQ.FTS.B, Zero Cpn, 4/01/24 ... 511 503
5955510.SQ.FTS.B, Zero Cpn, 4/01/24 ... 3,155 3,077
5955563.SQ.FTS.B, Zero Cpn, 4/01/24 ... 8,359 4,755
5955675.SQ.FTS.B, Zero Cpn, 4/01/24 ... 278 271
5955692.SQ.FTS.B, Zero Cpn, 4/01/24 ... 8,618 8,450
5955961.SQ.FTS.B, Zero Cpn, 4/01/24 ... 642 617
5955984.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,969 1,943
5956098.SQ.FTS.B, Zero Cpn, 4/01/24 ... 3,087 3,048
5956268.SQ.FTS.B, Zero Cpn, 4/02/24 ... 687 593
5956367.SQ.FTS.B, Zero Cpn, 4/02/24 ... 813 795
5956445.SQ.FTS.B, Zero Cpn, 4/02/24 ... 2,072 1,996
5956507.SQ.FTS.B, Zero Cpn, 4/02/24 ... 248 246
5956601.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,522 1,243
5956650.SQ.FTS.B, Zero Cpn, 4/02/24 ... 619 544
5956673.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,523 1,494
5956764.SQ.FTS.B, Zero Cpn, 4/02/24 ... 2,086 2,044
5956888.SQ.FTS.B, Zero Cpn, 4/02/24 ... 2,980 2,422
5957186.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,843 1,727
5957515.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,606 2,304
5957742.SQ.FTS.B, Zero Cpn, 4/03/24 ... 15,581 14,692
5958935.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,466 1,387
5959009.SQ.FTS.B, Zero Cpn, 4/03/24 ... 806 462
5959036.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,645 1,537
5959488.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,521 1,475
5959640.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,089 4,032
5959931.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,706 1,183
5959978.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,059 1,646
5960434.SQ.FTS.B, Zero Cpn, 4/03/24 ... 514 358
5960600.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,076 2,058
5960772.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,968 1,949
5961004.SQ.FTS.B, Zero Cpn, 4/04/24 ... 12,844 10,397
5961340.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,433 3,384
5961977.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,201 1,185
5962024.SQ.FTS.B, Zero Cpn, 4/04/24 ... 9,892 9,546
5962366.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,617 1,652
5962409.SQ.FTS.B, Zero Cpn, 4/04/24 ... 984 939
5962481.SQ.FTS.B, Zero Cpn, 4/04/24 ... 34,954 33,182
5963604.SQ.FTS.B, Zero Cpn, 4/04/24 ... 64 63
5963611.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,541 3,436
5963691.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,128 1,058
5963712.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,907 1,773
5963750.SQ.FTS.B, Zero Cpn, 4/04/24 ... 886 612
5963754.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,639 2,471
5963816.SQ.FTS.B, Zero Cpn, 4/04/24 ... 76 76
5963929.SQ.FTS.B, Zero Cpn, 4/04/24 ... 370 338
5964017.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,401 1,188

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5964109.SQ.FTS.B, Zero Cpn, 4/05/24 ... $ 7,831 $ 4,853
5964510.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,078 3,015
5964730.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,987 1,868
5964871.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,969 2,783
5964927.SQ.FTS.B, Zero Cpn, 4/05/24 ... 334 330
5965068.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,733 2,669
5965311.SQ.FTS.B, Zero Cpn, 4/05/24 ... 13,812 13,597
5965973.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,259 2,204
5966156.SQ.FTS.B, Zero Cpn, 4/05/24 ... 4,422 2,711
5966242.SQ.FTS.B, Zero Cpn, 4/05/24 ... 7,422 7,034
5966519.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,698 2,648
5966610.SQ.FTS.B, Zero Cpn, 4/05/24 ... 203 199
5966637.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,543 1,488
5966711.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,482 1,458
5967124.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,578 5,355
5971133.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,582 5,085
5971214.SQ.FTS.B, Zero Cpn, 4/06/24 ... 560 485
5971229.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,081 2,035
5971333.SQ.FTS.B, Zero Cpn, 4/06/24 ... 6,570 6,368
5971626.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,968 1,897
5971780.SQ.FTS.B, Zero Cpn, 4/06/24 ... 308 300
5971988.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,571 1,509
5972111.SQ.FTS.B, Zero Cpn, 4/06/24 ... 16,937 16,441
5972789.SQ.FTS.B, Zero Cpn, 4/06/24 ... 17,818 17,323
5974021.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,260 4,204
5974185.SQ.FTS.B, Zero Cpn, 4/06/24 ... 9,094 8,943
5974741.SQ.FTS.B, Zero Cpn, 4/07/24 ... 22,386 21,727
5975563.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,108 1,091
5975969.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,837 2,151
5976083.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,081 3,004
5976212.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,238 1,216
5976873.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,915 2,133
5976923.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,252 3,141
5976956.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,853 2,745
5977010.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,145 1,077
5977024.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,233 1,417
5977033.SQ.FTS.B, Zero Cpn, 4/07/24 ... 421 407
5977392.SQ.FTS.B, Zero Cpn, 4/07/24 ... 997 944
5977411.SQ.FTS.B, Zero Cpn, 4/07/24 ... 12,441 11,973
5978091.SQ.FTS.B, Zero Cpn, 4/08/24 ... 1,152 1,128
5978133.SQ.FTS.B, Zero Cpn, 4/08/24 ... 6,183 3,970
5978631.SQ.FTS.B, Zero Cpn, 4/08/24 ... 776 606
5978898.SQ.FTS.B, Zero Cpn, 4/09/24 ... 533 492
5978926.SQ.FTS.B, Zero Cpn, 4/09/24 ... 16,268 11,029
5979513.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,181 2,040
5979619.SQ.FTS.B, Zero Cpn, 4/10/24 ... 5,383 4,147
5979958.SQ.FTS.B, Zero Cpn, 4/10/24 ... 745 718
5980012.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,882 1,767
5980129.SQ.FTS.B, Zero Cpn, 4/10/24 ... 777 743
5980160.SQ.FTS.B, Zero Cpn, 4/10/24 ... 997 972
5980216.SQ.FTS.B, Zero Cpn, 4/10/24 ... 865 539
5980287.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,796 3,702
5980376.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,143 3,096
5980582.SQ.FTS.B, Zero Cpn, 4/10/24 ... 28,158 27,274
5981924.SQ.FTS.B, Zero Cpn, 4/11/24 ... 25,185 9,186
5983705.SQ.FTS.B, Zero Cpn, 4/11/24 ... 4,402 3,309
5983869.SQ.FTS.B, Zero Cpn, 4/11/24 ... 6,795 4,834
5984080.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,575 1,133
Description
Principal
Amount Value
Block, Inc. (continued)
5984228.SQ.FTS.B, Zero Cpn, 4/11/24 ... $ 1,967 $ 1,756
5984339.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,453 1,414
5985165.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,462 2,190
5985249.SQ.FTS.B, Zero Cpn, 4/12/24 ... 963 938
5985306.SQ.FTS.B, Zero Cpn, 4/12/24 ... 11,265 10,226
5985801.SQ.FTS.B, Zero Cpn, 4/12/24 ... 7,109 6,820
5985903.SQ.FTS.B, Zero Cpn, 4/12/24 ... 366 359
5985949.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,087 1,058
5985976.SQ.FTS.B, Zero Cpn, 4/12/24 ... 391 389
5986027.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,616 1,225
5986141.SQ.FTS.B, Zero Cpn, 4/12/24 ... 512 506
5986173.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,940 1,851
5986220.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,480 1,179
5986627.SQ.FTS.B, Zero Cpn, 4/12/24 ... 780 714
5986989.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,781 1,329
5987019.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,816 1,784
5989444.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,724 1,636
5989473.SQ.FTS.B, Zero Cpn, 4/13/24 ... 929 903
5989493.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,078 6,915
5989614.SQ.FTS.B, Zero Cpn, 4/13/24 ... 28,267 27,622
5990599.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,430 3,055
5990680.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,150 4,030
5990921.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,135 2,038
5990975.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,418 1,969
5990989.SQ.FTS.B, Zero Cpn, 4/13/24 ... 512 501
5990992.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,700 4,185
5991117.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,622 3,506
5991232.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,664 2,625
5991318.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,361 2,911
5991375.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,613 2,336
5991404.SQ.FTS.B, Zero Cpn, 4/13/24 ... 19,639 15,527
5991763.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,209 2,170
5991833.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,233 1,206
5991931.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,775 4,662
5992243.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,995 3,825
5992296.SQ.FTS.B, Zero Cpn, 4/13/24 ... 547 532
5992324.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,660 1,635
5992400.SQ.FTS.B, Zero Cpn, 4/13/24 ... 349 340
5993197.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,124 1,091
5993243.SQ.FTS.B, Zero Cpn, 4/14/24 ... 11,321 11,041
5993648.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,439 3,259
5993795.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,412 847
5994006.SQ.FTS.B, Zero Cpn, 4/14/24 ... 901 885
5994552.SQ.FTS.B, Zero Cpn, 4/14/24 ... 443 437
5994648.SQ.FTS.B, Zero Cpn, 4/14/24 ... 5,071 4,909
5994798.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,578 2,166
5994965.SQ.FTS.B, Zero Cpn, 4/14/24 ... 6,466 5,743
5995064.SQ.FTS.B, Zero Cpn, 4/14/24 ... 8,586 8,279
5995759.SQ.FTS.B, Zero Cpn, 4/14/24 ... 102 96
5995769.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,698 3,354
5995853.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,553 2,073
5996001.SQ.FTS.B, Zero Cpn, 4/14/24 ... 7,331 6,812
5996185.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,414 2,350
5996250.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,725 1,684
5996290.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,255 3,201
5996349.SQ.FTS.B, Zero Cpn, 4/15/24 ... 6,907 6,477
5996429.SQ.FTS.B, Zero Cpn, 4/15/24 ... 5,415 5,082
5996493.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,579 1,545

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5996582.SQ.FTS.B, Zero Cpn, 4/15/24 ... $ 710 $ 450
5996773.SQ.FTS.B, Zero Cpn, 4/15/24 ... 17,778 12,480
5996999.SQ.FTS.B, Zero Cpn, 4/15/24 ... 3,095 2,108
5997030.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,925 1,879
5997362.SQ.FTS.B, Zero Cpn, 4/16/24 ... 4,562 4,380
5997474.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,100 2,068
5997515.SQ.FTS.B, Zero Cpn, 4/16/24 ... 6,979 6,689
5997632.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,316 3,204
5997690.SQ.FTS.B, Zero Cpn, 4/16/24 ... 170 166
5998050.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,649 1,623
5998144.SQ.FTS.B, Zero Cpn, 4/17/24 ... 432 413
5998202.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,652 2,461
5998388.SQ.FTS.B, Zero Cpn, 4/17/24 ... 5,996 4,518
5998606.SQ.FTS.B, Zero Cpn, 4/17/24 ... 6,346 6,008
6000218.SQ.FTS.B, Zero Cpn, 4/17/24 ... 545 533
6000328.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,618 1,210
6001471.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,062 1,017
6001519.SQ.FTS.B, Zero Cpn, 4/18/24 ... 3,963 3,258
6001714.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,745 1,507
6001776.SQ.FTS.B, Zero Cpn, 4/18/24 ... 4,286 4,200
6001985.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,050 847
6002029.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,444 2,294
6002150.SQ.FTS.B, Zero Cpn, 4/18/24 ... 10,872 10,657
6003017.SQ.FTS.B, Zero Cpn, 4/18/24 ... 953 939
6003194.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,438 5,281
6003390.SQ.FTS.B, Zero Cpn, 4/18/24 ... 20,368 19,268
6003974.SQ.FTS.B, Zero Cpn, 4/18/24 ... 29,088 28,154
6004723.SQ.FTS.B, Zero Cpn, 4/19/24 ... 6,941 6,418
6004797.SQ.FTS.B, Zero Cpn, 4/19/24 ... 6,783 5,457
6005091.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,993 3,505
6005370.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,173 1,144
6005534.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,224 3,902
6005706.SQ.FTS.B, Zero Cpn, 4/19/24 ... 6,616 6,482
6005982.SQ.FTS.B, Zero Cpn, 4/19/24 ... 392 386
6006206.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,834 4,838
6006517.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,907 3,680
6006605.SQ.FTS.B, Zero Cpn, 4/19/24 ... 929 907
6006630.SQ.FTS.B, Zero Cpn, 4/19/24 ... 10,124 9,779
6007046.SQ.FTS.B, Zero Cpn, 4/19/24 ... 6,354 6,322
6009386.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,084 7,641
6009857.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,245 2,185
6009976.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,903 4,681
6010285.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,707 2,048
6010469.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,564 1,537
6010572.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,145 3,317
6010664.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,888 3,519
6010702.SQ.FTS.B, Zero Cpn, 4/20/24 ... 344 252
6010705.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,090 2,850
6010780.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,573 890
6010910.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,061 1,036
6010969.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,098 2,055
6011195.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,337 3,925
6011326.SQ.FTS.B, Zero Cpn, 4/20/24 ... 791 779
6011452.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,929 3,854
6011561.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,804 4,570
6011639.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,434 3,015
6011660.SQ.FTS.B, Zero Cpn, 4/20/24 ... 45,156 40,287
6012418.SQ.FTS.B, Zero Cpn, 4/20/24 ... 962 714
Description
Principal
Amount Value
Block, Inc. (continued)
6012451.SQ.FTS.B, Zero Cpn, 4/20/24 ... $ 10,707 $ 10,451
6012736.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,755 2,281
6012819.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,187 1,043
6012841.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,159 6,587
6013007.SQ.FTS.B, Zero Cpn, 4/21/24 ... 967 953
6013116.SQ.FTS.B, Zero Cpn, 4/21/24 ... 7,971 7,759
6013523.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,925 2,869
6013970.SQ.FTS.B, Zero Cpn, 4/21/24 ... 304 299
6014045.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,020 3,805
6014197.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,384 278
6014205.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,108 1,941
6014228.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,952 1,741
6014290.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,297 4,216
6014624.SQ.FTS.B, Zero Cpn, 4/21/24 ... 405 394
6014633.SQ.FTS.B, Zero Cpn, 4/21/24 ... 961 877
6014649.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,984 2,816
6014998.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,326 1,302
6015199.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,540 4,283
6015528.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,060 1,042
6015584.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,762 1,670
6015614.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,393 1,379
6015695.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,340 956
6015748.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,151 527
6015912.SQ.FTS.B, Zero Cpn, 4/22/24 ... 11,924 11,701
6016109.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,582 2,492
6016140.SQ.FTS.B, Zero Cpn, 4/22/24 ... 810 803
6016221.SQ.FTS.B, Zero Cpn, 4/22/24 ... 7,796 7,588
6016340.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,260 1,231
6016356.SQ.FTS.B, Zero Cpn, 4/22/24 ... 331 323
6016703.SQ.FTS.B, Zero Cpn, 4/23/24 ... 5,009 4,920
6016884.SQ.FTS.B, Zero Cpn, 4/23/24 ... 3,088 2,905
6016939.SQ.FTS.B, Zero Cpn, 4/23/24 ... 4,265 4,085
6016989.SQ.FTS.B, Zero Cpn, 4/23/24 ... 3,849 3,750
6017086.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,154 2,034
6017118.SQ.FTS.B, Zero Cpn, 4/23/24 ... 15,130 14,612
6017757.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,262 1,202
6017918.SQ.FTS.B, Zero Cpn, 4/24/24 ... 24,155 22,684
6021186.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,951 5,801
6021430.SQ.FTS.B, Zero Cpn, 4/25/24 ... 15,242 6,494
6022160.SQ.FTS.B, Zero Cpn, 4/25/24 ... 25,996 25,299
6022999.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,070 843
6023184.SQ.FTS.B, Zero Cpn, 4/25/24 ... 927 663
6023209.SQ.FTS.B, Zero Cpn, 4/25/24 ... 11,416 10,624
6023580.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,795 2,777
6023754.SQ.FTS.B, Zero Cpn, 4/25/24 ... 886 852
6023827.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,651 1,593
6023884.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,616 3,469
6023977.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,430 1,289
6024013.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,452 9,799
6024177.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,650 3,516
6024243.SQ.FTS.B, Zero Cpn, 4/26/24 ... 669 646
6024287.SQ.FTS.B, Zero Cpn, 4/26/24 ... 530 505
6024354.SQ.FTS.B, Zero Cpn, 4/26/24 ... 13,543 7,814
6024561.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,167 5,014
6024771.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,062 1,948
6024866.SQ.FTS.B, Zero Cpn, 4/26/24 ... 983 732
6024913.SQ.FTS.B, Zero Cpn, 4/26/24 ... 8,211 7,992
6025866.SQ.FTS.B, Zero Cpn, 4/26/24 ... 7,315 7,145

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6026095.SQ.FTS.B, Zero Cpn, 4/26/24 ... $ 750 $ 739
6026147.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,727 3,692
6026339.SQ.FTS.B, Zero Cpn, 4/26/24 ... 39,026 31,198
6026840.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,853 1,805
6026900.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,510 5,324
6027029.SQ.FTS.B, Zero Cpn, 4/26/24 ... 21,328 9,063
6027258.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,349 5,164
6027430.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,317 1,269
6029253.SQ.FTS.B, Zero Cpn, 4/27/24 ... 3,271 3,147
6029347.SQ.FTS.B, Zero Cpn, 4/27/24 ... 6,820 6,499
6029555.SQ.FTS.B, Zero Cpn, 4/27/24 ... 7,374 7,079
6029679.SQ.FTS.B, Zero Cpn, 4/27/24 ... 4,973 4,780
6030312.SQ.FTS.B, Zero Cpn, 4/27/24 ... 20,902 19,654
6031778.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,621 5,488
6032144.SQ.FTS.B, Zero Cpn, 4/27/24 ... 906 809
6032462.SQ.FTS.B, Zero Cpn, 4/27/24 ... 20,740 20,306
6032854.SQ.FTS.B, Zero Cpn, 4/27/24 ... 11,063 9,938
6032994.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,632 5,272
6033284.SQ.FTS.B, Zero Cpn, 4/28/24 ... 3,318 3,163
6033361.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,037 2,011
6033485.SQ.FTS.B, Zero Cpn, 4/28/24 ... 20,694 20,470
6035066.SQ.FTS.B, Zero Cpn, 4/28/24 ... 226 221
6035348.SQ.FTS.B, Zero Cpn, 4/28/24 ... 8,377 7,115
6035583.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,721 2,569
6035704.SQ.FTS.B, Zero Cpn, 4/28/24 ... 893 861
6035742.SQ.FTS.B, Zero Cpn, 4/28/24 ... 7,817 7,175
6035865.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,607 2,565
6035913.SQ.FTS.B, Zero Cpn, 4/28/24 ... 9,101 8,858
6036186.SQ.FTS.B, Zero Cpn, 4/28/24 ... 14,538 13,581
6036579.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,575 2,493
6036662.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,688 2,589
6036796.SQ.FTS.B, Zero Cpn, 4/28/24 ... 5,263 5,152
6036971.SQ.FTS.B, Zero Cpn, 4/29/24 ... 3,004 2,925
6037012.SQ.FTS.B, Zero Cpn, 4/29/24 ... 783 696
6037028.SQ.FTS.B, Zero Cpn, 4/29/24 ... 756 729
6037042.SQ.FTS.B, Zero Cpn, 4/29/24 ... 813 757
6037053.SQ.FTS.B, Zero Cpn, 4/29/24 ... 1,312 1,287
6037165.SQ.FTS.B, Zero Cpn, 4/29/24 ... 4,266 4,160
6037240.SQ.FTS.B, Zero Cpn, 4/29/24 ... 2,610 2,531
6037279.SQ.FTS.B, Zero Cpn, 4/29/24 ... 4,216 3,955
6037362.SQ.FTS.B, Zero Cpn, 4/29/24 ... 1,296 955
6037378.SQ.FTS.B, Zero Cpn, 4/29/24 ... 732 121
6037394.SQ.FTS.B, Zero Cpn, 4/29/24 ... 16,812 16,307
6037667.SQ.FTS.B, Zero Cpn, 4/29/24 ... 2,818 2,763
6037727.SQ.FTS.B, Zero Cpn, 4/30/24 ... 3,055 2,930
6037756.SQ.FTS.B, Zero Cpn, 4/30/24 ... 2,264 2,176
6037888.SQ.FTS.B, Zero Cpn, 4/30/24 ... 4,801 4,703
6038015.SQ.FTS.B, Zero Cpn, 4/30/24 ... 5,181 5,009
6038105.SQ.FTS.B, Zero Cpn, 4/30/24 ... 207 203
6038142.SQ.FTS.B, Zero Cpn, 4/30/24 ... 11,231 10,670
6038351.SQ.FTS.B, Zero Cpn, 4/30/24 ... 966 772
6038361.SQ.FTS.B, Zero Cpn, 4/30/24 ... 3,014 2,081
6038845.SQ.FTS.B, Zero Cpn, 4/30/24 ... 2,322 2,238
6039085.SQ.FTS.B, Zero Cpn, 4/30/24 ... 8,941 8,609
6039429.SQ.FTS.B, Zero Cpn, 4/30/24 ... 4,529 4,257
6041210.SQ.FTS.B, Zero Cpn, 4/30/24 ... 808 800
6041854.SQ.FTS.B, Zero Cpn, 5/01/24 ... 10,849 10,670
6042233.SQ.FTS.B, Zero Cpn, 5/01/24 ... 3,366 3,204
Description
Principal
Amount Value
Block, Inc. (continued)
6042494.SQ.FTS.B, Zero Cpn, 5/01/24 ... $ 1,854 $ 1,363
6042857.SQ.FTS.B, Zero Cpn, 5/01/24 ... 5,303 5,134
6043009.SQ.FTS.B, Zero Cpn, 5/01/24 ... 3,427 3,223
6043250.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,419 665
6043309.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,133 1,940
6043373.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,973 2,905
6043473.SQ.FTS.B, Zero Cpn, 5/01/24 ... 11,232 11,025
6043867.SQ.FTS.B, Zero Cpn, 5/01/24 ... 11,134 10,136
6044422.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,890 2,799
6044545.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,821 1,641
6044600.SQ.FTS.B, Zero Cpn, 5/01/24 ... 5,033 4,811
6044705.SQ.FTS.B, Zero Cpn, 5/01/24 ... 17,855 17,488
6045271.SQ.FTS.B, Zero Cpn, 5/01/24 ... 4,991 4,783
6045615.SQ.FTS.B, Zero Cpn, 5/02/24 ... 24,951 21,663
6046146.SQ.FTS.B, Zero Cpn, 5/02/24 ... 5,392 5,306
6046439.SQ.FTS.B, Zero Cpn, 5/02/24 ... 619 536
6046449.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,081 3,945
6046621.SQ.FTS.B, Zero Cpn, 5/02/24 ... 15,426 15,167
6047066.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,810 1,753
6047282.SQ.FTS.B, Zero Cpn, 5/02/24 ... 6,695 6,450
6047375.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,553 3,034
6047432.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,978 1,748
6047466.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,587 4,460
6047650.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,649 3,233
6047772.SQ.FTS.B, Zero Cpn, 5/02/24 ... 6,698 6,359
6047908.SQ.FTS.B, Zero Cpn, 5/02/24 ... 6,597 6,460
6048019.SQ.FTS.B, Zero Cpn, 5/02/24 ... 5,181 4,892
6048065.SQ.FTS.B, Zero Cpn, 5/02/24 ... 24,258 23,107
6048430.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,716 1,667
6048738.SQ.FTS.B, Zero Cpn, 5/02/24 ... 369 364
6050900.SQ.FTS.B, Zero Cpn, 5/03/24 ... 20,613 19,658
6051255.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,480 5,268
6051478.SQ.FTS.B, Zero Cpn, 5/03/24 ... 197 195
6051494.SQ.FTS.B, Zero Cpn, 5/03/24 ... 11,271 10,766
6051957.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,236 2,163
6052021.SQ.FTS.B, Zero Cpn, 5/03/24 ... 1,111 1,095
6052051.SQ.FTS.B, Zero Cpn, 5/03/24 ... 600 585
6052148.SQ.FTS.B, Zero Cpn, 5/03/24 ... 369 167
6052166.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,950 5,835
6052422.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,122 4,741
6052515.SQ.FTS.B, Zero Cpn, 5/03/24 ... 367 338
6052931.SQ.FTS.B, Zero Cpn, 5/03/24 ... 607 599
6052991.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,260 4,153
6053179.SQ.FTS.B, Zero Cpn, 5/03/24 ... 16 16
6053228.SQ.FTS.B, Zero Cpn, 5/03/24 ... 873 829
6053297.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,622 3,473
6053494.SQ.FTS.B, Zero Cpn, 5/03/24 ... 937 917
6053603.SQ.FTS.B, Zero Cpn, 5/03/24 ... 9,492 8,387
6053802.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,251 5,084
6054275.SQ.FTS.B, Zero Cpn, 5/03/24 ... 17,365 16,834
6054966.SQ.FTS.B, Zero Cpn, 5/04/24 ... 7,096 6,822
6055177.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,816 1,520
6055223.SQ.FTS.B, Zero Cpn, 5/04/24 ... 911 896
6055289.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,719 1,678
6055402.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,749 1,656
6055712.SQ.FTS.B, Zero Cpn, 5/04/24 ... 3,781 3,676
6055822.SQ.FTS.B, Zero Cpn, 5/04/24 ... 5,233 5,073
6055974.SQ.FTS.B, Zero Cpn, 5/04/24 ... 3,809 3,727

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6056074.SQ.FTS.B, Zero Cpn, 5/04/24 ... $ 3,070 $ 3,007
6056160.SQ.FTS.B, Zero Cpn, 5/04/24 ... 3,432 3,339
6056291.SQ.FTS.B, Zero Cpn, 5/04/24 ... 556 536
6056341.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,047 1,031
6056392.SQ.FTS.B, Zero Cpn, 5/04/24 ... 18,755 18,514
6057191.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,471 1,430
6057410.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,528 1,492
6057421.SQ.FTS.B, Zero Cpn, 5/04/24 ... 5,432 5,268
6057823.SQ.FTS.B, Zero Cpn, 5/04/24 ... 18,586 13,818
6057935.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,847 1,776
6057976.SQ.FTS.B, Zero Cpn, 5/04/24 ... 2,209 1,527
6058082.SQ.FTS.B, Zero Cpn, 5/04/24 ... 847 824
6058385.SQ.FTS.B, Zero Cpn, 5/05/24 ... 2,817 2,165
6058413.SQ.FTS.B, Zero Cpn, 5/05/24 ... 8,199 6,603
6059116.SQ.FTS.B, Zero Cpn, 5/06/24 ... 1,815 1,412
6059182.SQ.FTS.B, Zero Cpn, 5/06/24 ... 89 86
6059199.SQ.FTS.B, Zero Cpn, 5/06/24 ... 1,057 996
6059272.SQ.FTS.B, Zero Cpn, 5/06/24 ... 15,002 6,171
6059532.SQ.FTS.B, Zero Cpn, 5/06/24 ... 2,459 2,377
6059594.SQ.FTS.B, Zero Cpn, 5/06/24 ... 2,458 2,397
6059695.SQ.FTS.B, Zero Cpn, 5/06/24 ... 2,688 2,554
6060282.SQ.FTS.B, Zero Cpn, 5/07/24 ... 2,298 2,207
6060482.SQ.FTS.B, Zero Cpn, 5/07/24 ... 5,279 5,132
6060917.SQ.FTS.B, Zero Cpn, 5/07/24 ... 4,456 3,452
6061385.SQ.FTS.B, Zero Cpn, 5/07/24 ... 4,772 4,383
6061646.SQ.FTS.B, Zero Cpn, 5/07/24 ... 1,202 1,167
6061696.SQ.FTS.B, Zero Cpn, 5/07/24 ... 5,662 5,134
6061957.SQ.FTS.B, Zero Cpn, 5/07/24 ... 3,558 3,277
6062135.SQ.FTS.B, Zero Cpn, 5/07/24 ... 365 361
6062190.SQ.FTS.B, Zero Cpn, 5/07/24 ... 4,586 4,366
6062279.SQ.FTS.B, Zero Cpn, 5/07/24 ... 17,440 16,957
6062718.SQ.FTS.B, Zero Cpn, 5/07/24 ... 313 208
6062754.SQ.FTS.B, Zero Cpn, 5/07/24 ... 875 838
6062790.SQ.FTS.B, Zero Cpn, 5/07/24 ... 648 629
6062815.SQ.FTS.B, Zero Cpn, 5/07/24 ... 8,364 8,172
6063087.SQ.FTS.B, Zero Cpn, 5/07/24 ... 4,312 3,441
6063486.SQ.FTS.B, Zero Cpn, 5/07/24 ... 700 202
6064155.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,319 2,012
6064190.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,039 836
6064207.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,322 2,255
6064243.SQ.FTS.B, Zero Cpn, 5/08/24 ... 633 603
6064260.SQ.FTS.B, Zero Cpn, 5/08/24 ... 6,636 6,577
6064464.SQ.FTS.B, Zero Cpn, 5/08/24 ... 3,001 1,375
6064481.SQ.FTS.B, Zero Cpn, 5/08/24 ... 26,009 24,908
6065990.SQ.FTS.B, Zero Cpn, 5/08/24 ... 20,569 19,979
6066533.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,229 1,209
6066616.SQ.FTS.B, Zero Cpn, 5/08/24 ... 11,683 10,694
6066859.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,334 1,292
6066945.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,816 2,516
6066989.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,395 1,052
6067156.SQ.FTS.B, Zero Cpn, 5/08/24 ... 427 342
6105833.SQ.FTS.B, Zero Cpn, 5/09/24 ... 429 389
6105858.SQ.FTS.B, Zero Cpn, 5/09/24 ... 52,138 41,213
6106878.SQ.FTS.B, Zero Cpn, 5/09/24 ... 8,622 7,681
6107120.SQ.FTS.B, Zero Cpn, 5/09/24 ... 7,808 5,172
6107298.SQ.FTS.B, Zero Cpn, 5/09/24 ... 10,227 9,907
6109297.SQ.FTS.B, Zero Cpn, 5/09/24 ... 5,613 5,522
6111911.SQ.FTS.B, Zero Cpn, 5/09/24 ... 8,255 7,928
Description
Principal
Amount Value
Block, Inc. (continued)
6120399.SQ.FTS.B, Zero Cpn, 5/09/24 ... $ 17,722 $ 17,374
6120744.SQ.FTS.B, Zero Cpn, 5/09/24 ... 1,357 1,232
6120787.SQ.FTS.B, Zero Cpn, 5/09/24 ... 3,791 3,674
6120869.SQ.FTS.B, Zero Cpn, 5/09/24 ... 3,911 3,772
6120947.SQ.FTS.B, Zero Cpn, 5/09/24 ... 3,462 3,159
6120978.SQ.FTS.B, Zero Cpn, 5/10/24 ... 876 801
6121001.SQ.FTS.B, Zero Cpn, 5/10/24 ... 17,874 17,420
6121348.SQ.FTS.B, Zero Cpn, 5/10/24 ... 9,421 9,348
6122243.SQ.FTS.B, Zero Cpn, 5/10/24 ... 9,970 9,545
6122550.SQ.FTS.B, Zero Cpn, 5/10/24 ... 391 370
6122601.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,417 1,396
6122683.SQ.FTS.B, Zero Cpn, 5/10/24 ... 9,407 1,704
6122851.SQ.FTS.B, Zero Cpn, 5/10/24 ... 6,385 5,290
6123750.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,802 1,747
6123828.SQ.FTS.B, Zero Cpn, 5/10/24 ... 18,424 17,067
6124061.SQ.FTS.B, Zero Cpn, 5/10/24 ... 786 753
6124080.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,149 4,075
6124197.SQ.FTS.B, Zero Cpn, 5/10/24 ... 5,801 5,200
6124341.SQ.FTS.B, Zero Cpn, 5/10/24 ... 357 296
6124549.SQ.FTS.B, Zero Cpn, 5/10/24 ... 357 342
6124660.SQ.FTS.B, Zero Cpn, 5/11/24 ... 4,905 4,782
6124776.SQ.FTS.B, Zero Cpn, 5/11/24 ... 486 478
6124929.SQ.FTS.B, Zero Cpn, 5/11/24 ... 3,261 2,648
6125005.SQ.FTS.B, Zero Cpn, 5/11/24 ... 7,730 7,531
6125229.SQ.FTS.B, Zero Cpn, 5/11/24 ... 6,483 5,690
6125411.SQ.FTS.B, Zero Cpn, 5/11/24 ... 42,788 21,215
6125976.SQ.FTS.B, Zero Cpn, 5/12/24 ... 11,647 11,200
6126187.SQ.FTS.B, Zero Cpn, 5/12/24 ... 2,037 1,924
6126210.SQ.FTS.B, Zero Cpn, 5/12/24 ... 4,585 4,457
6126292.SQ.FTS.B, Zero Cpn, 5/12/24 ... 5,384 4,886
6126359.SQ.FTS.B, Zero Cpn, 5/12/24 ... 8,911 8,758
6126543.SQ.FTS.B, Zero Cpn, 5/12/24 ... 844 697
6126561.SQ.FTS.B, Zero Cpn, 5/12/24 ... 1,879 1,820
6126820.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,640 2,485
6126868.SQ.FTS.B, Zero Cpn, 5/13/24 ... 6,124 6,035
6127024.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,900 1,846
6127052.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,499 1,290
6127092.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,093 1,050
6127114.SQ.FTS.B, Zero Cpn, 5/13/24 ... 960 946
6127148.SQ.FTS.B, Zero Cpn, 5/13/24 ... 6,850 5,832
6127262.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,739 1,700
6127369.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,932 2,676
6127392.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,892 1,846
6131364.SQ.FTS.B, Zero Cpn, 5/15/24 ... 452 424
6131376.SQ.FTS.B, Zero Cpn, 5/15/24 ... 7,134 6,498
6131498.SQ.FTS.B, Zero Cpn, 5/15/24 ... 507 481
6132461.SQ.FTS.B, Zero Cpn, 5/15/24 ... 293 286
6132479.SQ.FTS.B, Zero Cpn, 5/15/24 ... 7,986 7,805
6132964.SQ.FTS.B, Zero Cpn, 5/15/24 ... 419 406
6133001.SQ.FTS.B, Zero Cpn, 5/15/24 ... 300 294
6133021.SQ.FTS.B, Zero Cpn, 5/15/24 ... 3,328 2,787
6133073.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,549 2,366
6133138.SQ.FTS.B, Zero Cpn, 5/15/24 ... 35,007 31,610
6134462.SQ.FTS.B, Zero Cpn, 5/15/24 ... 14,242 13,385
6134627.SQ.FTS.B, Zero Cpn, 5/15/24 ... 14,094 13,644
6134736.SQ.FTS.B, Zero Cpn, 5/15/24 ... 11,294 11,088
6134883.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,937 3,814
6134946.SQ.FTS.B, Zero Cpn, 5/16/24 ... 33,820 31,473

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6135663.SQ.FTS.B, Zero Cpn, 5/16/24 ... $ 3,964 $ 3,888
6135870.SQ.FTS.B, Zero Cpn, 5/16/24 ... 7,904 7,727
6136040.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,030 1,899
6136089.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,308 354
6136118.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,289 2,040
6136162.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,804 1,726
6136274.SQ.FTS.B, Zero Cpn, 5/16/24 ... 809 779
6136327.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,485 2,330
6136426.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,424 1,378
6136511.SQ.FTS.B, Zero Cpn, 5/16/24 ... 7,298 6,282
6136693.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,078 2,431
6136797.SQ.FTS.B, Zero Cpn, 5/16/24 ... 5,455 5,239
6136859.SQ.FTS.B, Zero Cpn, 5/16/24 ... 7,481 7,131
6136958.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,918 3,728
6137027.SQ.FTS.B, Zero Cpn, 5/16/24 ... 5,308 5,113
6137120.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,562 3,148
6137151.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,394 1,366
6139568.SQ.FTS.B, Zero Cpn, 5/17/24 ... 24,133 23,294
6139888.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,673 2,618
6139985.SQ.FTS.B, Zero Cpn, 5/17/24 ... 6,377 5,262
6140560.SQ.FTS.B, Zero Cpn, 5/17/24 ... 8,238 7,972
6140874.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,623 3,562
6141322.SQ.FTS.B, Zero Cpn, 5/17/24 ... 47,740 44,877
6142703.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,032 2,883
6142867.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,168 2,756
6143084.SQ.FTS.B, Zero Cpn, 5/17/24 ... 663 129
6143090.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,634 2,560
6143325.SQ.FTS.B, Zero Cpn, 5/18/24 ... 17,672 16,917
6143654.SQ.FTS.B, Zero Cpn, 5/18/24 ... 45,553 44,122
6145257.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,020 937
6145296.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,416 1,400
6145348.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,571 1,539
6145383.SQ.FTS.B, Zero Cpn, 5/18/24 ... 25,311 13,539
6145653.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,673 1,634
6145720.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,286 2,244
6145811.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,317 2,240
6145838.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,850 1,782
6145899.SQ.FTS.B, Zero Cpn, 5/18/24 ... 31,638 30,288
6146581.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,917 2,731
6146989.SQ.FTS.B, Zero Cpn, 5/19/24 ... 6,243 6,031
6147104.SQ.FTS.B, Zero Cpn, 5/19/24 ... 11,990 9,974
6147397.SQ.FTS.B, Zero Cpn, 5/19/24 ... 626 612
6147485.SQ.FTS.B, Zero Cpn, 5/19/24 ... 687 599
6147565.SQ.FTS.B, Zero Cpn, 5/20/24 ... 2,706 2,658
6147651.SQ.FTS.B, Zero Cpn, 5/20/24 ... 2,901 2,624
6147718.SQ.FTS.B, Zero Cpn, 5/20/24 ... 3,779 2,839
6147775.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,073 947
6147817.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,608 1,545
6147847.SQ.FTS.B, Zero Cpn, 5/20/24 ... 5,488 5,212
6147979.SQ.FTS.B, Zero Cpn, 5/20/24 ... 9,057 6,950
6148142.SQ.FTS.B, Zero Cpn, 5/20/24 ... 4,067 3,877
6148584.SQ.FTS.B, Zero Cpn, 5/21/24 ... 242 231
6148665.SQ.FTS.B, Zero Cpn, 5/21/24 ... 551 541
6148772.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,246 1,140
6149141.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,422 1,320
6149233.SQ.FTS.B, Zero Cpn, 5/21/24 ... 416 407
6149268.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,411 2,287
6149355.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,167 2,099
Description
Principal
Amount Value
Block, Inc. (continued)
6149472.SQ.FTS.B, Zero Cpn, 5/21/24 ... $ 1,677 $ 1,565
6149564.SQ.FTS.B, Zero Cpn, 5/21/24 ... 134 132
6149657.SQ.FTS.B, Zero Cpn, 5/21/24 ... 9,688 8,335
6149923.SQ.FTS.B, Zero Cpn, 5/21/24 ... 6,875 6,731
6150108.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,230 2,191
6150210.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,069 959
6150243.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,015 2,899
6150335.SQ.FTS.B, Zero Cpn, 5/21/24 ... 800 775
6150349.SQ.FTS.B, Zero Cpn, 5/21/24 ... 14,096 13,463
6150763.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,152 1,125
6150907.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,543 1,487
6150963.SQ.FTS.B, Zero Cpn, 5/21/24 ... 21,442 11,091
6151488.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,043 978
6151521.SQ.FTS.B, Zero Cpn, 5/21/24 ... 4,144 3,480
6151607.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,553 2,200
6151673.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,394 1,343
6151719.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,860 3,762
6151826.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,029 1,152
6152840.SQ.FTS.B, Zero Cpn, 5/22/24 ... 11,647 11,435
6153013.SQ.FTS.B, Zero Cpn, 5/22/24 ... 758 740
6153029.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,076 901
6153050.SQ.FTS.B, Zero Cpn, 5/22/24 ... 6,847 6,248
6153165.SQ.FTS.B, Zero Cpn, 5/22/24 ... 11,850 9,565
6153395.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,196 2,147
6153479.SQ.FTS.B, Zero Cpn, 5/22/24 ... 5,229 5,100
6153665.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,933 1,875
6153758.SQ.FTS.B, Zero Cpn, 5/22/24 ... 5,123 4,984
6153874.SQ.FTS.B, Zero Cpn, 5/22/24 ... 5,051 4,949
6154040.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,147 1,134
6154074.SQ.FTS.B, Zero Cpn, 5/22/24 ... 4,557 3,887
6154141.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,167 1,114
6154297.SQ.FTS.B, Zero Cpn, 5/22/24 ... 15,657 15,084
6154689.SQ.FTS.B, Zero Cpn, 5/22/24 ... 324 315
6154706.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,428 1,394
6154815.SQ.FTS.B, Zero Cpn, 5/22/24 ... 22,428 21,256
6155623.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,441 1,398
6155652.SQ.FTS.B, Zero Cpn, 5/22/24 ... 3,685 3,543
6157480.SQ.FTS.B, Zero Cpn, 5/23/24 ... 745 658
6157483.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,587 1,540
6157502.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,527 2,434
6157509.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,691 1,573
6157516.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,244 1,223
6157554.SQ.FTS.B, Zero Cpn, 5/23/24 ... 26,476 25,436
6158238.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,640 1,486
6158308.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,186 2,078
6158399.SQ.FTS.B, Zero Cpn, 5/23/24 ... 7,849 7,672
6159378.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,167 2,098
6159444.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,909 1,834
6159498.SQ.FTS.B, Zero Cpn, 5/23/24 ... 215 170
6159514.SQ.FTS.B, Zero Cpn, 5/23/24 ... 845 793
6159521.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,748 1,960
6159619.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,046 2,311
6159648.SQ.FTS.B, Zero Cpn, 5/23/24 ... 15,759 15,584
6160108.SQ.FTS.B, Zero Cpn, 5/23/24 ... 4,815 2,823
6160206.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,929 2,808
6160262.SQ.FTS.B, Zero Cpn, 5/23/24 ... 5,033 4,760
6160357.SQ.FTS.B, Zero Cpn, 5/23/24 ... 7,132 5,373
6160512.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,231 1,197

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6160528.SQ.FTS.B, Zero Cpn, 5/23/24 ... $ 2,613 $ 2,538
6160578.SQ.FTS.B, Zero Cpn, 5/23/24 ... 9,862 8,390
6160821.SQ.FTS.B, Zero Cpn, 5/24/24 ... 4,736 4,512
6160835.SQ.FTS.B, Zero Cpn, 5/24/24 ... 21,078 20,048
6161028.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,452 1,358
6161170.SQ.FTS.B, Zero Cpn, 5/24/24 ... 2,429 2,276
6161226.SQ.FTS.B, Zero Cpn, 5/24/24 ... 2,601 2,533
6161261.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,545 775
6161341.SQ.FTS.B, Zero Cpn, 5/24/24 ... 6,023 5,917
6161383.SQ.FTS.B, Zero Cpn, 5/24/24 ... 2,886 2,830
6161456.SQ.FTS.B, Zero Cpn, 5/24/24 ... 2,459 2,341
6161898.SQ.FTS.B, Zero Cpn, 5/25/24 ... 995 971
6161937.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,365 3,314
6162505.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,884 1,054
6162559.SQ.FTS.B, Zero Cpn, 5/25/24 ... 14,508 14,241
6163258.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,757 1,693
6163373.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,024 772
6163434.SQ.FTS.B, Zero Cpn, 5/25/24 ... 4,039 3,790
6163496.SQ.FTS.B, Zero Cpn, 5/25/24 ... 6,628 6,350
6163693.SQ.FTS.B, Zero Cpn, 5/25/24 ... 7,482 7,329
6164137.SQ.FTS.B, Zero Cpn, 5/25/24 ... 6,746 6,496
6164432.SQ.FTS.B, Zero Cpn, 5/25/24 ... 6,849 6,650
6164819.SQ.FTS.B, Zero Cpn, 5/26/24 ... 980 742
6164840.SQ.FTS.B, Zero Cpn, 5/26/24 ... 6,923 6,674
6164962.SQ.FTS.B, Zero Cpn, 5/26/24 ... 3,150 1,842
6164977.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,102 1,079
6164985.SQ.FTS.B, Zero Cpn, 5/26/24 ... 3,768 3,530
6165024.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,022 1,004
6165053.SQ.FTS.B, Zero Cpn, 5/26/24 ... 13,994 13,206
6165202.SQ.FTS.B, Zero Cpn, 5/26/24 ... 2,865 2,757
6165262.SQ.FTS.B, Zero Cpn, 5/26/24 ... 2,895 2,773
6165291.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,832 1,787
6165365.SQ.FTS.B, Zero Cpn, 5/26/24 ... 6,878 6,663
6165512.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,626 3,494
6165596.SQ.FTS.B, Zero Cpn, 5/27/24 ... 7,310 7,106
6165691.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,770 1,373
6165709.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,646 1,592
6165725.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,974 1,901
6165763.SQ.FTS.B, Zero Cpn, 5/27/24 ... 4,320 4,264
6165857.SQ.FTS.B, Zero Cpn, 5/27/24 ... 5,315 5,191
6165941.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,815 2,736
6165972.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,978 2,820
6166220.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,994 1,949
6166298.SQ.FTS.B, Zero Cpn, 5/28/24 ... 3,362 2,076
6166364.SQ.FTS.B, Zero Cpn, 5/28/24 ... 6,159 4,419
6168455.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,026 1,021
6168570.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,919 1,806
6168721.SQ.FTS.B, Zero Cpn, 5/28/24 ... 18,437 17,449
6169262.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,516 2,443
6169368.SQ.FTS.B, Zero Cpn, 5/28/24 ... 493 453
6169427.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,645 2,602
6169516.SQ.FTS.B, Zero Cpn, 5/28/24 ... 3,584 2,607
6169581.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,595 2,382
6169645.SQ.FTS.B, Zero Cpn, 5/28/24 ... 130 128
6169660.SQ.FTS.B, Zero Cpn, 5/29/24 ... 48,983 46,599
6171352.SQ.FTS.B, Zero Cpn, 5/29/24 ... 31,948 31,082
6172108.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,735 2,668
6172240.SQ.FTS.B, Zero Cpn, 5/29/24 ... 34,629 33,558
Description
Principal
Amount Value
Block, Inc. (continued)
6172956.SQ.FTS.B, Zero Cpn, 5/29/24 ... $ 3,058 $ 2,777
6173073.SQ.FTS.B, Zero Cpn, 5/29/24 ... 4,106 2,975
6173109.SQ.FTS.B, Zero Cpn, 5/29/24 ... 6,905 5,368
6173156.SQ.FTS.B, Zero Cpn, 5/29/24 ... 9,122 8,796
6173327.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,753 1,709
6173601.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,737 2,633
6173754.SQ.FTS.B, Zero Cpn, 5/30/24 ... 6,027 5,495
6173929.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,048 1,025
6173965.SQ.FTS.B, Zero Cpn, 5/30/24 ... 12,446 8,236
6174420.SQ.FTS.B, Zero Cpn, 5/30/24 ... 773 760
6174487.SQ.FTS.B, Zero Cpn, 5/30/24 ... 921 885
6174582.SQ.FTS.B, Zero Cpn, 5/30/24 ... 5,720 5,570
6174844.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,135 1,100
6174898.SQ.FTS.B, Zero Cpn, 5/30/24 ... 12,975 12,529
6175114.SQ.FTS.B, Zero Cpn, 5/30/24 ... 15,518 15,099
6175425.SQ.FTS.B, Zero Cpn, 5/30/24 ... 50,397 30,101
6176018.SQ.FTS.B, Zero Cpn, 5/30/24 ... 5,134 4,956
6176235.SQ.FTS.B, Zero Cpn, 5/30/24 ... 10,796 10,566
6176447.SQ.FTS.B, Zero Cpn, 5/30/24 ... 890 879
6178375.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,046 991
6178405.SQ.FTS.B, Zero Cpn, 6/01/24 ... 4,290 3,837
6178453.SQ.FTS.B, Zero Cpn, 6/01/24 ... 9,973 9,467
6178565.SQ.FTS.B, Zero Cpn, 6/01/24 ... 5,230 4,107
6178645.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,718 1,668
6178707.SQ.FTS.B, Zero Cpn, 6/01/24 ... 62,575 59,933
6180683.SQ.FTS.B, Zero Cpn, 6/01/24 ... 4,780 2,916
6180787.SQ.FTS.B, Zero Cpn, 6/01/24 ... 10,376 5,290
6180901.SQ.FTS.B, Zero Cpn, 6/01/24 ... 24,857 23,897
6181494.SQ.FTS.B, Zero Cpn, 6/01/24 ... 10,897 10,525
6181714.SQ.FTS.B, Zero Cpn, 6/01/24 ... 9,445 8,931
6181976.SQ.FTS.B, Zero Cpn, 6/02/24 ... 37,249 36,072
6183302.SQ.FTS.B, Zero Cpn, 6/02/24 ... 6,369 6,172
6183579.SQ.FTS.B, Zero Cpn, 6/02/24 ... 13,201 11,723
6183917.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,948 2,848
6184005.SQ.FTS.B, Zero Cpn, 6/02/24 ... 7,887 7,454
6184265.SQ.FTS.B, Zero Cpn, 6/02/24 ... 27,586 24,366
6185186.SQ.FTS.B, Zero Cpn, 6/02/24 ... 1,006 983
6185229.SQ.FTS.B, Zero Cpn, 6/02/24 ... 13,731 13,326
6185582.SQ.FTS.B, Zero Cpn, 6/02/24 ... 8,247 8,090
6185725.SQ.FTS.B, Zero Cpn, 6/03/24 ... 2,092 1,741
6185770.SQ.FTS.B, Zero Cpn, 6/03/24 ... 2,564 1,665
6185794.SQ.FTS.B, Zero Cpn, 6/03/24 ... 6,372 5,406
6185869.SQ.FTS.B, Zero Cpn, 6/03/24 ... 3,482 3,363
6185954.SQ.FTS.B, Zero Cpn, 6/03/24 ... 1,862 825
6185985.SQ.FTS.B, Zero Cpn, 6/03/24 ... 5,119 4,876
6186115.SQ.FTS.B, Zero Cpn, 6/03/24 ... 7,377 5,695
6186321.SQ.FTS.B, Zero Cpn, 6/03/24 ... 472 456
6186378.SQ.FTS.B, Zero Cpn, 6/03/24 ... 5,918 5,610
6186550.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,076 2,029
6186612.SQ.FTS.B, Zero Cpn, 6/04/24 ... 7,108 6,608
6186758.SQ.FTS.B, Zero Cpn, 6/04/24 ... 1,329 1,290
6186788.SQ.FTS.B, Zero Cpn, 6/04/24 ... 11,296 11,073
6187158.SQ.FTS.B, Zero Cpn, 6/04/24 ... 17,278 16,308
6187852.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,501 4,453
6188786.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,597 4,482
6188953.SQ.FTS.B, Zero Cpn, 6/05/24 ... 10,392 10,025
6189395.SQ.FTS.B, Zero Cpn, 6/05/24 ... 10,577 9,558
6189719.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,377 4,181

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6189839.SQ.FTS.B, Zero Cpn, 6/05/24 ... $ 1,204 $ 1,196
6190062.SQ.FTS.B, Zero Cpn, 6/05/24 ... 552 546
6190072.SQ.FTS.B, Zero Cpn, 6/05/24 ... 10,497 10,323
6190832.SQ.FTS.B, Zero Cpn, 6/05/24 ... 2,014 1,984
6190940.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,047 983
6190982.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,844 4,147
6191057.SQ.FTS.B, Zero Cpn, 6/05/24 ... 3,622 3,363
6191154.SQ.FTS.B, Zero Cpn, 6/06/24 ... 5,727 2,152
6191277.SQ.FTS.B, Zero Cpn, 6/06/24 ... 315 301
6191285.SQ.FTS.B, Zero Cpn, 6/06/24 ... 11,681 11,435
6191735.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,727 2,498
6191797.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,951 3,757
6192002.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,710 1,609
6192070.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,320 1,283
6192534.SQ.FTS.B, Zero Cpn, 6/06/24 ... 8,051 7,490
6192725.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,956 1,915
6192760.SQ.FTS.B, Zero Cpn, 6/06/24 ... 6,448 4,439
6193270.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,090 950
6193307.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,795 2,662
6193423.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,315 2,291
6193526.SQ.FTS.B, Zero Cpn, 6/06/24 ... 431 397
6193538.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,846 3,457
6193647.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,468 2,256
6193677.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,653 3,542
6193800.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,494 2,462
6193879.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,820 3,774
6194036.SQ.FTS.B, Zero Cpn, 6/06/24 ... 511 499
6194057.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,410 2,199
6194207.SQ.FTS.B, Zero Cpn, 6/06/24 ... 4,848 4,554
6194691.SQ.FTS.B, Zero Cpn, 6/06/24 ... 23,060 22,543
6195071.SQ.FTS.B, Zero Cpn, 6/07/24 ... 7,329 7,157
6195293.SQ.FTS.B, Zero Cpn, 6/07/24 ... 585 575
6195323.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,320 4,185
6195452.SQ.FTS.B, Zero Cpn, 6/07/24 ... 9,782 9,585
6195812.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,818 1,742
6195876.SQ.FTS.B, Zero Cpn, 6/07/24 ... 8,148 7,846
6196365.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,821 2,714
6196456.SQ.FTS.B, Zero Cpn, 6/07/24 ... 3,100 3,027
6196549.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,893 2,836
6196597.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,440 2,358
6196636.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,901 1,834
6196677.SQ.FTS.B, Zero Cpn, 6/07/24 ... 8,300 7,989
6197025.SQ.FTS.B, Zero Cpn, 6/07/24 ... 3,641 2,263
6197562.SQ.FTS.B, Zero Cpn, 6/07/24 ... 22,061 18,906
6199979.SQ.FTS.B, Zero Cpn, 6/07/24 ... 36,556 35,603
6200852.SQ.FTS.B, Zero Cpn, 6/07/24 ... 15,336 15,080
6202760.SQ.FTS.B, Zero Cpn, 6/08/24 ... 7,323 6,903
6203127.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,762 1,721
6203144.SQ.FTS.B, Zero Cpn, 6/08/24 ... 41,890 40,803
6204172.SQ.FTS.B, Zero Cpn, 6/08/24 ... 825 808
6204242.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,674 1,603
6204308.SQ.FTS.B, Zero Cpn, 6/08/24 ... 28,978 18,624
6205057.SQ.FTS.B, Zero Cpn, 6/08/24 ... 10,989 10,355
6205470.SQ.FTS.B, Zero Cpn, 6/08/24 ... 268 266
6205579.SQ.FTS.B, Zero Cpn, 6/08/24 ... 582 546
6205611.SQ.FTS.B, Zero Cpn, 6/08/24 ... 6,826 6,513
6205829.SQ.FTS.B, Zero Cpn, 6/08/24 ... 2,493 2,095
6205895.SQ.FTS.B, Zero Cpn, 6/08/24 ... 891 881
Description
Principal
Amount Value
Block, Inc. (continued)
6205971.SQ.FTS.B, Zero Cpn, 6/08/24 ... $ 13,670 $ 13,349
6206517.SQ.FTS.B, Zero Cpn, 6/09/24 ... 5,159 4,975
6206619.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,745 1,578
6206644.SQ.FTS.B, Zero Cpn, 6/09/24 ... 12,892 12,373
6207018.SQ.FTS.B, Zero Cpn, 6/09/24 ... 353 317
6207105.SQ.FTS.B, Zero Cpn, 6/09/24 ... 11,810 10,390
6207454.SQ.FTS.B, Zero Cpn, 6/09/24 ... 6,001 5,556
6207705.SQ.FTS.B, Zero Cpn, 6/09/24 ... 6,319 6,080
6207951.SQ.FTS.B, Zero Cpn, 6/09/24 ... 3,987 3,584
6208046.SQ.FTS.B, Zero Cpn, 6/09/24 ... 4,112 3,943
6208463.SQ.FTS.B, Zero Cpn, 6/09/24 ... 9,798 9,484
6208768.SQ.FTS.B, Zero Cpn, 6/09/24 ... 13,044 11,956
6208885.SQ.FTS.B, Zero Cpn, 6/09/24 ... 12,612 12,322
6209210.SQ.FTS.B, Zero Cpn, 6/09/24 ... 25,144 23,551
6209706.SQ.FTS.B, Zero Cpn, 6/10/24 ... 4,529 3,941
6209790.SQ.FTS.B, Zero Cpn, 6/10/24 ... 2,921 2,846
6209843.SQ.FTS.B, Zero Cpn, 6/10/24 ... 11,987 11,451
6210087.SQ.FTS.B, Zero Cpn, 6/10/24 ... 8,504 8,152
6210274.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,471 3,336
6210392.SQ.FTS.B, Zero Cpn, 6/10/24 ... 486 474
6210405.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,656 2,666
6210480.SQ.FTS.B, Zero Cpn, 6/10/24 ... 8,406 8,093
6210682.SQ.FTS.B, Zero Cpn, 6/11/24 ... 13,655 13,287
6211130.SQ.FTS.B, Zero Cpn, 6/11/24 ... 2,413 2,346
6211187.SQ.FTS.B, Zero Cpn, 6/11/24 ... 192 188
6211202.SQ.FTS.B, Zero Cpn, 6/11/24 ... 3,839 3,610
6211496.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,582 2,068
6211615.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,194 1,150
6211694.SQ.FTS.B, Zero Cpn, 6/12/24 ... 3,735 2,740
6211842.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,240 1,183
6212043.SQ.FTS.B, Zero Cpn, 6/12/24 ... 7,008 6,760
6212456.SQ.FTS.B, Zero Cpn, 6/12/24 ... 19,102 18,315
6213129.SQ.FTS.B, Zero Cpn, 6/12/24 ... 35,956 34,299
6214143.SQ.FTS.B, Zero Cpn, 6/12/24 ... 9,804 9,555
6214444.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,415 1,393
6214513.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,599 2,522
6214578.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,497 4,392
6214705.SQ.FTS.B, Zero Cpn, 6/12/24 ... 598 592
6214814.SQ.FTS.B, Zero Cpn, 6/12/24 ... 16,967 16,362
6214896.SQ.FTS.B, Zero Cpn, 6/13/24 ... 380 376
6214933.SQ.FTS.B, Zero Cpn, 6/13/24 ... 5,881 5,660
6215557.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,894 1,842
6215598.SQ.FTS.B, Zero Cpn, 6/13/24 ... 10,242 9,356
6215943.SQ.FTS.B, Zero Cpn, 6/13/24 ... 445 433
6215963.SQ.FTS.B, Zero Cpn, 6/13/24 ... 25,695 24,409
6216680.SQ.FTS.B, Zero Cpn, 6/13/24 ... 19,329 18,476
6217119.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,167 2,111
6217191.SQ.FTS.B, Zero Cpn, 6/13/24 ... 5,110 5,006
6217289.SQ.FTS.B, Zero Cpn, 6/13/24 ... 726 709
6217315.SQ.FTS.B, Zero Cpn, 6/13/24 ... 714 684
6217318.SQ.FTS.B, Zero Cpn, 6/13/24 ... 5,612 5,324
6217413.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,935 2,792
6217518.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,904 1,858
6217601.SQ.FTS.B, Zero Cpn, 6/13/24 ... 3,175 3,106
6217699.SQ.FTS.B, Zero Cpn, 6/13/24 ... 13,846 12,182
6217830.SQ.FTS.B, Zero Cpn, 6/13/24 ... 8,836 8,498
6217917.SQ.FTS.B, Zero Cpn, 6/13/24 ... 7,181 6,590
6217998.SQ.FTS.B, Zero Cpn, 6/13/24 ... 6,816 6,569

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6218151.SQ.FTS.B, Zero Cpn, 6/13/24 ... $ 4,522 $ 4,378
6218171.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,317 2,222
6218284.SQ.FTS.B, Zero Cpn, 6/14/24 ... 32,211 29,100
6219073.SQ.FTS.B, Zero Cpn, 6/14/24 ... 751 653
6219108.SQ.FTS.B, Zero Cpn, 6/14/24 ... 7,303 7,017
6219688.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,837 3,658
6219827.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,486 1,363
6219911.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,238 1,590
6219992.SQ.FTS.B, Zero Cpn, 6/14/24 ... 5,754 5,521
6220140.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,314 1,284
6220212.SQ.FTS.B, Zero Cpn, 6/14/24 ... 7,130 6,938
6220404.SQ.FTS.B, Zero Cpn, 6/14/24 ... 14,440 13,305
6220586.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,566 2,753
6220625.SQ.FTS.B, Zero Cpn, 6/14/24 ... 8,666 8,058
6220811.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,086 1,043
6220837.SQ.FTS.B, Zero Cpn, 6/14/24 ... 7,843 7,641
6221138.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,209 1,181
6221164.SQ.FTS.B, Zero Cpn, 6/14/24 ... 11,618 10,205
6221348.SQ.FTS.B, Zero Cpn, 6/14/24 ... 4,260 3,723
6221384.SQ.FTS.B, Zero Cpn, 6/14/24 ... 5,420 5,268
6221527.SQ.FTS.B, Zero Cpn, 6/14/24 ... 24,422 23,404
6223652.SQ.FTS.B, Zero Cpn, 6/15/24 ... 56,617 54,521
6225507.SQ.FTS.B, Zero Cpn, 6/15/24 ... 12,280 10,266
6225966.SQ.FTS.B, Zero Cpn, 6/15/24 ... 5,644 5,363
6226091.SQ.FTS.B, Zero Cpn, 6/15/24 ... 7,225 6,926
6226298.SQ.FTS.B, Zero Cpn, 6/15/24 ... 781 746
6226309.SQ.FTS.B, Zero Cpn, 6/15/24 ... 4,957 4,550
6226444.SQ.FTS.B, Zero Cpn, 6/15/24 ... 8,914 8,734
6226645.SQ.FTS.B, Zero Cpn, 6/15/24 ... 5,799 4,616
6226763.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,726 2,557
6226903.SQ.FTS.B, Zero Cpn, 6/15/24 ... 9,766 8,755
6226984.SQ.FTS.B, Zero Cpn, 6/16/24 ... 435 271
6227044.SQ.FTS.B, Zero Cpn, 6/16/24 ... 7,220 6,686
6227194.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,188 1,300
6227245.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,682 3,636
6227541.SQ.FTS.B, Zero Cpn, 6/16/24 ... 995 944
6227644.SQ.FTS.B, Zero Cpn, 6/16/24 ... 22,727 20,855
6228193.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,505 3,436
6228350.SQ.FTS.B, Zero Cpn, 6/16/24 ... 11,263 9,813
6228782.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,378 1,037
6228820.SQ.FTS.B, Zero Cpn, 6/16/24 ... 939 901
6228865.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,384 1,042
6229024.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,102 2,502
6229084.SQ.FTS.B, Zero Cpn, 6/16/24 ... 7,929 7,515
6229186.SQ.FTS.B, Zero Cpn, 6/16/24 ... 7,785 7,391
6229407.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,984 4,726
6231111.SQ.FTS.B, Zero Cpn, 6/16/24 ... 20,251 19,810
6235012.SQ.FTS.B, Zero Cpn, 6/17/24 ... 67,082 64,871
6236255.SQ.FTS.B, Zero Cpn, 6/18/24 ... 2,969 2,796
6236306.SQ.FTS.B, Zero Cpn, 6/18/24 ... 4,969 4,303
6236373.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,196 1,154
6236438.SQ.FTS.B, Zero Cpn, 6/18/24 ... 19,579 18,889
6237088.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,309 1,276
6237213.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,075 839
6237296.SQ.FTS.B, Zero Cpn, 6/19/24 ... 4,013 3,870
6237489.SQ.FTS.B, Zero Cpn, 6/19/24 ... 306 299
6237512.SQ.FTS.B, Zero Cpn, 6/19/24 ... 5,434 5,281
6237776.SQ.FTS.B, Zero Cpn, 6/19/24 ... 12,827 12,463
Description
Principal
Amount Value
Block, Inc. (continued)
6238378.SQ.FTS.B, Zero Cpn, 6/19/24 ... $ 3,650 $ 3,505
6238498.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,122 587
6238527.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,379 2,254
6238632.SQ.FTS.B, Zero Cpn, 6/19/24 ... 781 745
6238676.SQ.FTS.B, Zero Cpn, 6/19/24 ... 4,145 3,893
6238787.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,820 3,550
6238959.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,024 2,911
6239050.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,309 1,294
6239112.SQ.FTS.B, Zero Cpn, 6/19/24 ... 23,597 22,349
6239801.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,959 3,870
6239995.SQ.FTS.B, Zero Cpn, 6/19/24 ... 10,397 10,072
6240213.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,517 2,211
6240292.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,631 2,551
6240356.SQ.FTS.B, Zero Cpn, 6/20/24 ... 13,378 12,573
6240853.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,012 7,574
6240961.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,352 1,311
6241005.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,593 8,255
6241195.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,556 3,412
6241314.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,458 3,337
6241476.SQ.FTS.B, Zero Cpn, 6/20/24 ... 13,217 12,428
6241806.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,408 2,347
6241869.SQ.FTS.B, Zero Cpn, 6/20/24 ... 10,781 10,023
6242060.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,582 7,815
6242172.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,169 2,083
6242230.SQ.FTS.B, Zero Cpn, 6/20/24 ... 24,131 23,021
6242670.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,959 8,545
6242833.SQ.FTS.B, Zero Cpn, 6/20/24 ... 19,102 18,415
6243283.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,899 8,342
6243468.SQ.FTS.B, Zero Cpn, 6/20/24 ... 17,762 15,456
6243694.SQ.FTS.B, Zero Cpn, 6/21/24 ... 3,704 3,601
6243792.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,553 6,252
6243926.SQ.FTS.B, Zero Cpn, 6/21/24 ... 413 398
6243931.SQ.FTS.B, Zero Cpn, 6/21/24 ... 17,901 17,103
6244281.SQ.FTS.B, Zero Cpn, 6/21/24 ... 5,176 3,809
6244407.SQ.FTS.B, Zero Cpn, 6/21/24 ... 5,285 5,078
6244606.SQ.FTS.B, Zero Cpn, 6/21/24 ... 5,872 5,656
6244739.SQ.FTS.B, Zero Cpn, 6/21/24 ... 241 239
6244775.SQ.FTS.B, Zero Cpn, 6/21/24 ... 714 700
6244841.SQ.FTS.B, Zero Cpn, 6/21/24 ... 985 951
6244872.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,127 1,008
6244895.SQ.FTS.B, Zero Cpn, 6/21/24 ... 9,045 8,901
6245219.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,220 6,060
6245369.SQ.FTS.B, Zero Cpn, 6/21/24 ... 7,633 7,489
6245571.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,005 957
6245597.SQ.FTS.B, Zero Cpn, 6/21/24 ... 8,625 7,674
6245714.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,776 1,726
6245757.SQ.FTS.B, Zero Cpn, 6/21/24 ... 42,006 36,321
6246312.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,619 6,291
6246365.SQ.FTS.B, Zero Cpn, 6/21/24 ... 4,735 4,569
6248726.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,754 1,628
6248775.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,519 3,345
6248816.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,417 1,369
6248830.SQ.FTS.B, Zero Cpn, 6/22/24 ... 42,450 40,892
6250033.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,527 2,405
6250146.SQ.FTS.B, Zero Cpn, 6/22/24 ... 6,610 5,949
6250342.SQ.FTS.B, Zero Cpn, 6/22/24 ... 15,329 14,780
6250796.SQ.FTS.B, Zero Cpn, 6/22/24 ... 11,296 10,724
6250933.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,595 1,419

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6250981.SQ.FTS.B, Zero Cpn, 6/22/24 ... $ 1,317 $ 1,270
6251064.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,634 1,519
6251101.SQ.FTS.B, Zero Cpn, 6/22/24 ... 9,554 9,381
6251513.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,942 2,870
6251633.SQ.FTS.B, Zero Cpn, 6/22/24 ... 4,314 4,222
6251727.SQ.FTS.B, Zero Cpn, 6/22/24 ... 413 390
6251740.SQ.FTS.B, Zero Cpn, 6/22/24 ... 18,467 17,503
6252082.SQ.FTS.B, Zero Cpn, 6/22/24 ... 9,743 9,386
6252494.SQ.FTS.B, Zero Cpn, 6/23/24 ... 18,178 11,514
6252766.SQ.FTS.B, Zero Cpn, 6/23/24 ... 16,091 15,427
6253192.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,867 3,734
6253296.SQ.FTS.B, Zero Cpn, 6/23/24 ... 8,189 5,676
6253430.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,004 2,824
6253492.SQ.FTS.B, Zero Cpn, 6/23/24 ... 12,638 12,306
6253757.SQ.FTS.B, Zero Cpn, 6/23/24 ... 2,434 2,377
6253936.SQ.FTS.B, Zero Cpn, 6/23/24 ... 4,885 4,723
6254110.SQ.FTS.B, Zero Cpn, 6/23/24 ... 6,823 6,552
6254182.SQ.FTS.B, Zero Cpn, 6/23/24 ... 816 788
6254212.SQ.FTS.B, Zero Cpn, 6/23/24 ... 9,686 9,319
6254345.SQ.FTS.B, Zero Cpn, 6/23/24 ... 444 429
6254361.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,596 3,232
6254473.SQ.FTS.B, Zero Cpn, 6/23/24 ... 15,042 9,347
6254764.SQ.FTS.B, Zero Cpn, 6/23/24 ... 4,484 3,754
6254841.SQ.FTS.B, Zero Cpn, 6/23/24 ... 9,814 7,060
6255004.SQ.FTS.B, Zero Cpn, 6/24/24 ... 6,259 6,095
6255132.SQ.FTS.B, Zero Cpn, 6/24/24 ... 6,551 6,276
6255243.SQ.FTS.B, Zero Cpn, 6/24/24 ... 16,742 16,153
6255517.SQ.FTS.B, Zero Cpn, 6/24/24 ... 206 201
6255520.SQ.FTS.B, Zero Cpn, 6/24/24 ... 986 906
6255529.SQ.FTS.B, Zero Cpn, 6/24/24 ... 6,639 6,529
6255653.SQ.FTS.B, Zero Cpn, 6/25/24 ... 3,170 3,036
6255731.SQ.FTS.B, Zero Cpn, 6/25/24 ... 1,074 1,018
6255758.SQ.FTS.B, Zero Cpn, 6/25/24 ... 109 108
6255773.SQ.FTS.B, Zero Cpn, 6/25/24 ... 1,837 1,781
6255809.SQ.FTS.B, Zero Cpn, 6/25/24 ... 3,329 3,102
6255897.SQ.FTS.B, Zero Cpn, 6/25/24 ... 17,840 17,212
6256138.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,323 1,253
6256156.SQ.FTS.B, Zero Cpn, 6/26/24 ... 2,274 2,218
6256200.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,246 1,165
6256235.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,399 1,334
6256255.SQ.FTS.B, Zero Cpn, 6/26/24 ... 11,478 11,257
6256501.SQ.FTS.B, Zero Cpn, 6/26/24 ... 5,185 5,063
6256584.SQ.FTS.B, Zero Cpn, 6/26/24 ... 2,873 2,703
6256624.SQ.FTS.B, Zero Cpn, 6/26/24 ... 11,516 9,612
6256788.SQ.FTS.B, Zero Cpn, 6/26/24 ... 2,572 2,479
6256834.SQ.FTS.B, Zero Cpn, 6/26/24 ... 3,406 3,347
6256896.SQ.FTS.B, Zero Cpn, 6/26/24 ... 5,424 5,061
6256974.SQ.FTS.B, Zero Cpn, 6/26/24 ... 5,314 5,092
6257199.SQ.FTS.B, Zero Cpn, 6/27/24 ... 3,985 3,775
6257332.SQ.FTS.B, Zero Cpn, 6/27/24 ... 5,605 5,224
6257669.SQ.FTS.B, Zero Cpn, 6/27/24 ... 3,003 2,943
6257767.SQ.FTS.B, Zero Cpn, 6/27/24 ... 885 807
6257786.SQ.FTS.B, Zero Cpn, 6/27/24 ... 9,650 9,365
6258064.SQ.FTS.B, Zero Cpn, 6/27/24 ... 16,242 15,813
6258403.SQ.FTS.B, Zero Cpn, 6/27/24 ... 16,011 15,564
6258694.SQ.FTS.B, Zero Cpn, 6/27/24 ... 4,731 4,561
6258789.SQ.FTS.B, Zero Cpn, 6/27/24 ... 36,194 35,152
6259376.SQ.FTS.B, Zero Cpn, 6/27/24 ... 11,277 10,623
Description
Principal
Amount Value
Block, Inc. (continued)
6259560.SQ.FTS.B, Zero Cpn, 6/27/24 ... $ 1,368 $ 1,243
6259575.SQ.FTS.B, Zero Cpn, 6/27/24 ... 8,859 5,215
6259695.SQ.FTS.B, Zero Cpn, 6/27/24 ... 2,364 1,435
6259746.SQ.FTS.B, Zero Cpn, 6/27/24 ... 4,668 4,468
6259847.SQ.FTS.B, Zero Cpn, 6/27/24 ... 4,544 4,282
6259881.SQ.FTS.B, Zero Cpn, 6/27/24 ... 1,628 1,490
6259900.SQ.FTS.B, Zero Cpn, 6/27/24 ... 586 576
6259920.SQ.FTS.B, Zero Cpn, 6/27/24 ... 4,626 4,463
6260137.SQ.FTS.B, Zero Cpn, 6/28/24 ... 41,008 37,373
6260669.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,300 1,274
6260717.SQ.FTS.B, Zero Cpn, 6/28/24 ... 20,406 18,707
6261141.SQ.FTS.B, Zero Cpn, 6/28/24 ... 2,660 2,544
6261171.SQ.FTS.B, Zero Cpn, 6/28/24 ... 9,071 8,171
6261328.SQ.FTS.B, Zero Cpn, 6/28/24 ... 266 260
6261390.SQ.FTS.B, Zero Cpn, 6/28/24 ... 9,079 8,910
6261598.SQ.FTS.B, Zero Cpn, 6/28/24 ... 4,658 4,571
6261647.SQ.FTS.B, Zero Cpn, 6/28/24 ... 4,794 4,520
6261675.SQ.FTS.B, Zero Cpn, 6/28/24 ... 7,538 7,058
6261777.SQ.FTS.B, Zero Cpn, 6/28/24 ... 11,569 11,186
6261909.SQ.FTS.B, Zero Cpn, 6/28/24 ... 11,592 9,759
6262015.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,960 1,837
6262066.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,179 954
6262078.SQ.FTS.B, Zero Cpn, 6/28/24 ... 5,446 5,167
6262158.SQ.FTS.B, Zero Cpn, 6/28/24 ... 628 580
6262166.SQ.FTS.B, Zero Cpn, 6/28/24 ... 2,198 2,099
6262199.SQ.FTS.B, Zero Cpn, 6/28/24 ... 2,470 2,402
6262242.SQ.FTS.B, Zero Cpn, 6/28/24 ... 27,933 24,880
6262492.SQ.FTS.B, Zero Cpn, 6/28/24 ... 761 747
6262512.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,910 1,865
6262536.SQ.FTS.B, Zero Cpn, 6/28/24 ... 7,545 7,188
6265084.SQ.FTS.B, Zero Cpn, 6/29/24 ... 867 848
6265132.SQ.FTS.B, Zero Cpn, 6/29/24 ... 4,038 3,882
6265153.SQ.FTS.B, Zero Cpn, 6/29/24 ... 25,423 24,231
6265569.SQ.FTS.B, Zero Cpn, 6/29/24 ... 4,003 3,942
6265760.SQ.FTS.B, Zero Cpn, 6/29/24 ... 890 870
6265782.SQ.FTS.B, Zero Cpn, 6/29/24 ... 14,820 14,309
6266234.SQ.FTS.B, Zero Cpn, 6/29/24 ... 4,939 4,710
6266342.SQ.FTS.B, Zero Cpn, 6/29/24 ... 737 725
6266370.SQ.FTS.B, Zero Cpn, 6/29/24 ... 40,801 35,313
6267186.SQ.FTS.B, Zero Cpn, 6/29/24 ... 1,852 1,764
6267328.SQ.FTS.B, Zero Cpn, 6/29/24 ... 5,331 5,154
6267443.SQ.FTS.B, Zero Cpn, 6/29/24 ... 385 381
6267469.SQ.FTS.B, Zero Cpn, 6/29/24 ... 5,162 4,978
6267553.SQ.FTS.B, Zero Cpn, 6/29/24 ... 7,298 7,020
6267813.SQ.FTS.B, Zero Cpn, 6/29/24 ... 809 186
6267832.SQ.FTS.B, Zero Cpn, 6/29/24 ... 12,763 12,485
6268081.SQ.FTS.B, Zero Cpn, 6/29/24 ... 7,791 7,273
6268240.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,894 1,389
6268406.SQ.FTS.B, Zero Cpn, 6/30/24 ... 17,192 16,285
6269030.SQ.FTS.B, Zero Cpn, 6/30/24 ... 14,939 14,329
6269455.SQ.FTS.B, Zero Cpn, 6/30/24 ... 10,277 9,740
6269850.SQ.FTS.B, Zero Cpn, 6/30/24 ... 10,339 8,798
6270020.SQ.FTS.B, Zero Cpn, 6/30/24 ... 579 563
6270053.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,174 2,095
6270136.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,349 2,264
6270218.SQ.FTS.B, Zero Cpn, 6/30/24 ... 10,544 9,986
6270505.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,531 3,421
6270711.SQ.FTS.B, Zero Cpn, 6/30/24 ... 7,508 7,222

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6270801.SQ.FTS.B, Zero Cpn, 6/30/24 ... $ 1,795 $ 1,714
6270838.SQ.FTS.B, Zero Cpn, 6/30/24 ... 7,256 7,002
6270955.SQ.FTS.B, Zero Cpn, 6/30/24 ... 5,347 5,152
6271009.SQ.FTS.B, Zero Cpn, 6/30/24 ... 15,456 14,842
6271231.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,767 2,667
6271294.SQ.FTS.B, Zero Cpn, 7/01/24 ... 7,327 6,765
6271397.SQ.FTS.B, Zero Cpn, 7/01/24 ... 9,060 8,675
6271508.SQ.FTS.B, Zero Cpn, 7/01/24 ... 9,404 8,747
6271603.SQ.FTS.B, Zero Cpn, 7/01/24 ... 6,728 6,482
6271702.SQ.FTS.B, Zero Cpn, 7/01/24 ... 603 375
6271708.SQ.FTS.B, Zero Cpn, 7/01/24 ... 5,149 4,784
6271773.SQ.FTS.B, Zero Cpn, 7/01/24 ... 7,975 7,648
6271885.SQ.FTS.B, Zero Cpn, 7/02/24 ... 14,955 12,959
6272087.SQ.FTS.B, Zero Cpn, 7/02/24 ... 3,042 2,946
6272123.SQ.FTS.B, Zero Cpn, 7/02/24 ... 4,539 4,397
6272188.SQ.FTS.B, Zero Cpn, 7/02/24 ... 4,427 4,281
6272266.SQ.FTS.B, Zero Cpn, 7/02/24 ... 7,087 6,809
6272326.SQ.FTS.B, Zero Cpn, 7/02/24 ... 1,692 1,645
6272382.SQ.FTS.B, Zero Cpn, 7/02/24 ... 17,820 16,627
6272597.SQ.FTS.B, Zero Cpn, 7/02/24 ... 3,454 2,888
6272635.SQ.FTS.B, Zero Cpn, 7/02/24 ... 6,079 6,002
6272996.SQ.FTS.B, Zero Cpn, 7/03/24 ... 3,768 3,682
6273170.SQ.FTS.B, Zero Cpn, 7/03/24 ... 6,754 6,293
6273534.SQ.FTS.B, Zero Cpn, 7/03/24 ... 4,011 3,878
6273667.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,068 1,935
6273717.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,220 2,131
6273758.SQ.FTS.B, Zero Cpn, 7/03/24 ... 3,915 2,888
6273863.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,542 1,488
6273891.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,508 1,451
6273945.SQ.FTS.B, Zero Cpn, 7/03/24 ... 30,735 29,412
6274482.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,655 2,149
6274513.SQ.FTS.B, Zero Cpn, 7/03/24 ... 25,675 25,006
6275203.SQ.FTS.B, Zero Cpn, 7/03/24 ... 6,691 6,367
6275326.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,797 2,058
6275411.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,972 7,617
6275549.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,937 7,536
6275684.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,759 7,493
6275931.SQ.FTS.B, Zero Cpn, 7/04/24 ... 19,112 18,734
6276698.SQ.FTS.B, Zero Cpn, 7/04/24 ... 843 828
6276755.SQ.FTS.B, Zero Cpn, 7/04/24 ... 12,537 12,043
6277033.SQ.FTS.B, Zero Cpn, 7/04/24 ... 6,066 4,680
6277121.SQ.FTS.B, Zero Cpn, 7/04/24 ... 4,079 3,966
6277228.SQ.FTS.B, Zero Cpn, 7/04/24 ... 18,592 16,947
6277663.SQ.FTS.B, Zero Cpn, 7/04/24 ... 11,932 11,328
6277813.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,766 3,661
6277889.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,810 3,636
6277934.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,488 1,856
6277968.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,058 1,036
6278016.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,109 2,937
6278092.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,511 1,464
6278139.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,673 1,623
6278170.SQ.FTS.B, Zero Cpn, 7/04/24 ... 799 732
6278193.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,970 2,540
6278273.SQ.FTS.B, Zero Cpn, 7/04/24 ... 11,452 11,267
6278630.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,746 2,506
6278671.SQ.FTS.B, Zero Cpn, 7/04/24 ... 7,707 7,349
6279873.SQ.FTS.B, Zero Cpn, 7/05/24 ... 29,537 28,654
6280292.SQ.FTS.B, Zero Cpn, 7/05/24 ... 3,297 3,170
Description
Principal
Amount Value
Block, Inc. (continued)
6280368.SQ.FTS.B, Zero Cpn, 7/05/24 ... $ 5,118 $ 4,975
6280514.SQ.FTS.B, Zero Cpn, 7/05/24 ... 10,407 9,864
6280839.SQ.FTS.B, Zero Cpn, 7/05/24 ... 7,798 7,567
6281030.SQ.FTS.B, Zero Cpn, 7/05/24 ... 21,957 20,713
6281350.SQ.FTS.B, Zero Cpn, 7/05/24 ... 2,421 2,331
6281432.SQ.FTS.B, Zero Cpn, 7/05/24 ... 32,833 31,720
6282043.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,943 1,854
6282063.SQ.FTS.B, Zero Cpn, 7/05/24 ... 11,738 10,875
6282214.SQ.FTS.B, Zero Cpn, 7/05/24 ... 326 315
6282223.SQ.FTS.B, Zero Cpn, 7/05/24 ... 2,175 2,158
6282550.SQ.FTS.B, Zero Cpn, 7/05/24 ... 41,247 38,855
6282812.SQ.FTS.B, Zero Cpn, 7/06/24 ... 39,292 37,102
6283397.SQ.FTS.B, Zero Cpn, 7/06/24 ... 6,754 6,579
6283581.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,098 1,078
6283635.SQ.FTS.B, Zero Cpn, 7/06/24 ... 4,008 3,763
6283883.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,358 2,036
6284278.SQ.FTS.B, Zero Cpn, 7/06/24 ... 721 715
6284317.SQ.FTS.B, Zero Cpn, 7/06/24 ... 543 525
6284320.SQ.FTS.B, Zero Cpn, 7/06/24 ... 7,635 6,996
6284429.SQ.FTS.B, Zero Cpn, 7/06/24 ... 859 778
6284447.SQ.FTS.B, Zero Cpn, 7/06/24 ... 5,976 5,630
6284632.SQ.FTS.B, Zero Cpn, 7/06/24 ... 4,349 3,657
6284726.SQ.FTS.B, Zero Cpn, 7/06/24 ... 6,546 6,358
6285079.SQ.FTS.B, Zero Cpn, 7/06/24 ... 828 786
6285105.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,566 2,054
6285167.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,734 1,701
6285215.SQ.FTS.B, Zero Cpn, 7/06/24 ... 467 456
6285291.SQ.FTS.B, Zero Cpn, 7/06/24 ... 43,428 41,255
6285821.SQ.FTS.B, Zero Cpn, 7/07/24 ... 2,621 1,910
6285853.SQ.FTS.B, Zero Cpn, 7/07/24 ... 1,476 1,424
6285867.SQ.FTS.B, Zero Cpn, 7/07/24 ... 4,504 4,273
6285926.SQ.FTS.B, Zero Cpn, 7/07/24 ... 1,735 1,703
6285959.SQ.FTS.B, Zero Cpn, 7/07/24 ... 11,068 6,777
6286097.SQ.FTS.B, Zero Cpn, 7/07/24 ... 28,989 27,446
6286608.SQ.FTS.B, Zero Cpn, 7/08/24 ... 4,465 4,216
6286796.SQ.FTS.B, Zero Cpn, 7/09/24 ... 823 773
6286908.SQ.FTS.B, Zero Cpn, 7/09/24 ... 18,522 17,796
6287694.SQ.FTS.B, Zero Cpn, 7/09/24 ... 419 392
6287775.SQ.FTS.B, Zero Cpn, 7/09/24 ... 4,630 4,423
6287996.SQ.FTS.B, Zero Cpn, 7/09/24 ... 554 534
6288006.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,388 3,330
6288150.SQ.FTS.B, Zero Cpn, 7/09/24 ... 6,292 5,408
6288241.SQ.FTS.B, Zero Cpn, 7/09/24 ... 15,458 14,978
6288517.SQ.FTS.B, Zero Cpn, 7/09/24 ... 50,519 48,342
6289281.SQ.FTS.B, Zero Cpn, 7/09/24 ... 6,772 5,746
6289424.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,785 3,632
6289499.SQ.FTS.B, Zero Cpn, 7/10/24 ... 7,622 7,326
6289694.SQ.FTS.B, Zero Cpn, 7/10/24 ... 838 833
6289900.SQ.FTS.B, Zero Cpn, 7/10/24 ... 6,032 5,413
6290034.SQ.FTS.B, Zero Cpn, 7/10/24 ... 16,839 16,185
6290489.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,782 2,676
6290604.SQ.FTS.B, Zero Cpn, 7/10/24 ... 8,477 7,297
6290763.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,407 1,387
6290824.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,515 2,422
6290891.SQ.FTS.B, Zero Cpn, 7/10/24 ... 14,483 14,142
6291150.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,658 3,546
6291208.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,583 2,422
6291272.SQ.FTS.B, Zero Cpn, 7/10/24 ... 18,598 18,213

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6291873.SQ.FTS.B, Zero Cpn, 7/10/24 ... $ 3,745 $ 3,691
6291994.SQ.FTS.B, Zero Cpn, 7/10/24 ... 18,368 17,769
6292289.SQ.FTS.B, Zero Cpn, 7/11/24 ... 6,829 6,541
6292593.SQ.FTS.B, Zero Cpn, 7/11/24 ... 528 520
6292603.SQ.FTS.B, Zero Cpn, 7/11/24 ... 3,192 2,965
6292704.SQ.FTS.B, Zero Cpn, 7/11/24 ... 7,776 7,540
6292949.SQ.FTS.B, Zero Cpn, 7/11/24 ... 21,929 21,008
6293420.SQ.FTS.B, Zero Cpn, 7/11/24 ... 7,611 7,333
6293502.SQ.FTS.B, Zero Cpn, 7/11/24 ... 6,682 6,386
6293593.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,346 2,245
6293614.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,647 1,545
6293658.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,644 1,528
6293704.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,410 1,389
6293855.SQ.FTS.B, Zero Cpn, 7/11/24 ... 8,174 7,797
6294033.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,188 2,088
6294090.SQ.FTS.B, Zero Cpn, 7/11/24 ... 5,071 4,907
6294205.SQ.FTS.B, Zero Cpn, 7/11/24 ... 76,277 73,090
6297784.SQ.FTS.B, Zero Cpn, 7/12/24 ... 3,782 3,657
6297972.SQ.FTS.B, Zero Cpn, 7/12/24 ... 18,370 16,441
6298559.SQ.FTS.B, Zero Cpn, 7/12/24 ... 1,715 1,638
6298642.SQ.FTS.B, Zero Cpn, 7/12/24 ... 3,760 3,140
6298830.SQ.FTS.B, Zero Cpn, 7/12/24 ... 7,712 7,486
6299236.SQ.FTS.B, Zero Cpn, 7/12/24 ... 25,355 24,372
6300002.SQ.FTS.B, Zero Cpn, 7/12/24 ... 4,589 4,418
6300214.SQ.FTS.B, Zero Cpn, 7/12/24 ... 9,047 8,822
6300599.SQ.FTS.B, Zero Cpn, 7/13/24 ... 4,738 4,611
6300866.SQ.FTS.B, Zero Cpn, 7/13/24 ... 885 807
6300875.SQ.FTS.B, Zero Cpn, 7/13/24 ... 4,888 4,713
6300972.SQ.FTS.B, Zero Cpn, 7/13/24 ... 7,519 7,219
6301185.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,706 1,671
6301259.SQ.FTS.B, Zero Cpn, 7/13/24 ... 12,435 11,953
6301612.SQ.FTS.B, Zero Cpn, 7/13/24 ... 4,582 4,361
6301755.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,310 1,960
6301864.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,773 1,676
6301915.SQ.FTS.B, Zero Cpn, 7/13/24 ... 20,318 14,342
6302444.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,692 1,672
6302603.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,368 879
6302633.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,884 1,828
6302668.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,978 2,506
6302736.SQ.FTS.B, Zero Cpn, 7/13/24 ... 930 848
6302778.SQ.FTS.B, Zero Cpn, 7/13/24 ... 101 98
6302813.SQ.FTS.B, Zero Cpn, 7/13/24 ... 44,853 42,793
6303283.SQ.FTS.B, Zero Cpn, 7/14/24 ... 12,319 11,693
6303430.SQ.FTS.B, Zero Cpn, 7/14/24 ... 13,982 13,399
6303610.SQ.FTS.B, Zero Cpn, 7/14/24 ... 15,106 14,415
6303782.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,465 1,428
6303814.SQ.FTS.B, Zero Cpn, 7/14/24 ... 6,359 6,145
6303891.SQ.FTS.B, Zero Cpn, 7/14/24 ... 37,026 32,019
6304143.SQ.FTS.B, Zero Cpn, 7/14/24 ... 5,744 5,628
6304223.SQ.FTS.B, Zero Cpn, 7/14/24 ... 22,006 20,613
6304471.SQ.FTS.B, Zero Cpn, 7/15/24 ... 7,174 6,973
6304611.SQ.FTS.B, Zero Cpn, 7/15/24 ... 4,105 3,918
6304673.SQ.FTS.B, Zero Cpn, 7/15/24 ... 831 819
6304681.SQ.FTS.B, Zero Cpn, 7/15/24 ... 9,565 9,145
6304835.SQ.FTS.B, Zero Cpn, 7/15/24 ... 5,604 5,365
6304928.SQ.FTS.B, Zero Cpn, 7/15/24 ... 13,993 13,630
6305170.SQ.FTS.B, Zero Cpn, 7/16/24 ... 18,893 17,513
6305378.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,571 1,512
Description
Principal
Amount Value
Block, Inc. (continued)
6305404.SQ.FTS.B, Zero Cpn, 7/16/24 ... $ 5,854 $ 5,559
6305487.SQ.FTS.B, Zero Cpn, 7/16/24 ... 4,251 4,059
6305535.SQ.FTS.B, Zero Cpn, 7/16/24 ... 8,391 8,032
6305636.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,031 1,917
6305688.SQ.FTS.B, Zero Cpn, 7/16/24 ... 657 648
6305705.SQ.FTS.B, Zero Cpn, 7/16/24 ... 3,906 3,571
6305764.SQ.FTS.B, Zero Cpn, 7/16/24 ... 940 786
6305775.SQ.FTS.B, Zero Cpn, 7/16/24 ... 830 777
6305783.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,180 2,040
6305819.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,449 1,408
6305913.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,076 992
6306159.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,232 2,166
6306239.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,866 5,588
6306504.SQ.FTS.B, Zero Cpn, 7/17/24 ... 6,525 5,979
6306635.SQ.FTS.B, Zero Cpn, 7/17/24 ... 7,666 7,378
6306842.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,431 1,244
6306881.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,460 3,333
6306980.SQ.FTS.B, Zero Cpn, 7/17/24 ... 819 784
6306996.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,304 3,110
6307092.SQ.FTS.B, Zero Cpn, 7/17/24 ... 788 722
6307110.SQ.FTS.B, Zero Cpn, 7/17/24 ... 10,812 10,412
6307502.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,902 3,564
6307582.SQ.FTS.B, Zero Cpn, 7/17/24 ... 8,035 7,513
6307782.SQ.FTS.B, Zero Cpn, 7/17/24 ... 4,744 4,520
6307842.SQ.FTS.B, Zero Cpn, 7/17/24 ... 8,565 8,255
6308012.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,151 1,927
6308054.SQ.FTS.B, Zero Cpn, 7/17/24 ... 4,747 4,615
6308203.SQ.FTS.B, Zero Cpn, 7/17/24 ... 6,411 6,146
6308340.SQ.FTS.B, Zero Cpn, 7/17/24 ... 72,069 69,760
6308509.SQ.FTS.B, Zero Cpn, 7/18/24 ... 642 620
6308551.SQ.FTS.B, Zero Cpn, 7/18/24 ... 19,104 18,487
6308998.SQ.FTS.B, Zero Cpn, 7/18/24 ... 6,843 6,418
6309341.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,870 1,776
6309408.SQ.FTS.B, Zero Cpn, 7/18/24 ... 25,198 23,720
6310079.SQ.FTS.B, Zero Cpn, 7/18/24 ... 721 634
6310094.SQ.FTS.B, Zero Cpn, 7/18/24 ... 8,645 8,361
6310353.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,909 4,592
6310448.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,991 1,951
6310487.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,275 1,147
6310540.SQ.FTS.B, Zero Cpn, 7/18/24 ... 42,966 41,052
6311127.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,373 1,737
6311146.SQ.FTS.B, Zero Cpn, 7/18/24 ... 26,307 25,419
6313200.SQ.FTS.B, Zero Cpn, 7/19/24 ... 4,336 4,093
6313293.SQ.FTS.B, Zero Cpn, 7/19/24 ... 55,540 50,667
6314763.SQ.FTS.B, Zero Cpn, 7/19/24 ... 1,615 1,532
6314821.SQ.FTS.B, Zero Cpn, 7/19/24 ... 47,301 45,170
6316200.SQ.FTS.B, Zero Cpn, 7/20/24 ... 18,230 16,974
6316752.SQ.FTS.B, Zero Cpn, 7/20/24 ... 346 327
6316783.SQ.FTS.B, Zero Cpn, 7/20/24 ... 5,024 4,799
6316975.SQ.FTS.B, Zero Cpn, 7/20/24 ... 746 723
6317001.SQ.FTS.B, Zero Cpn, 7/20/24 ... 3,520 3,453
6317457.SQ.FTS.B, Zero Cpn, 7/20/24 ... 5,020 4,808
6317738.SQ.FTS.B, Zero Cpn, 7/20/24 ... 11,843 11,206
6318043.SQ.FTS.B, Zero Cpn, 7/20/24 ... 3,054 2,728
6318142.SQ.FTS.B, Zero Cpn, 7/20/24 ... 4,012 3,867
6318268.SQ.FTS.B, Zero Cpn, 7/20/24 ... 7,072 6,500
6318395.SQ.FTS.B, Zero Cpn, 7/20/24 ... 7,296 6,431
6318502.SQ.FTS.B, Zero Cpn, 7/20/24 ... 4,498 4,274

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6318573.SQ.FTS.B, Zero Cpn, 7/20/24 ... $ 7,642 $ 7,131
6318821.SQ.FTS.B, Zero Cpn, 7/20/24 ... 3,336 2,952
6318905.SQ.FTS.B, Zero Cpn, 7/20/24 ... 7,784 7,326
6318979.SQ.FTS.B, Zero Cpn, 7/21/24 ... 522 495
6319003.SQ.FTS.B, Zero Cpn, 7/21/24 ... 884 861
6319018.SQ.FTS.B, Zero Cpn, 7/21/24 ... 3,232 3,125
6319056.SQ.FTS.B, Zero Cpn, 7/21/24 ... 34,501 33,494
6319481.SQ.FTS.B, Zero Cpn, 7/21/24 ... 3,099 3,068
6319765.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,295 2,212
6319792.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,295 4,136
6319854.SQ.FTS.B, Zero Cpn, 7/21/24 ... 59,628 58,119
6321267.SQ.FTS.B, Zero Cpn, 7/23/24 ... 9,222 8,294
6321602.SQ.FTS.B, Zero Cpn, 7/23/24 ... 588 574
6321629.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,414 1,325
6321682.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,243 1,191
6321736.SQ.FTS.B, Zero Cpn, 7/23/24 ... 2,155 2,120
6321837.SQ.FTS.B, Zero Cpn, 7/23/24 ... 9,466 9,276
6322322.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,838 1,727
6323554.SQ.FTS.B, Zero Cpn, 7/23/24 ... 7,753 6,864
6328683.SQ.FTS.B, Zero Cpn, 7/23/24 ... 2,456 1,797
6329781.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,197 3,090
6331375.SQ.FTS.B, Zero Cpn, 7/23/24 ... 9,242 7,121
6335162.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,089 772
6335990.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,527 3,295
6337721.SQ.FTS.B, Zero Cpn, 7/23/24 ... 7,933 7,608
6341104.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,225 1,182
6343346.SQ.FTS.B, Zero Cpn, 7/23/24 ... 16,635 14,931
6350485.SQ.FTS.B, Zero Cpn, 7/23/24 ... 969 523
6350994.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,657 3,403
6351277.SQ.FTS.B, Zero Cpn, 7/23/24 ... 6,769 6,401
6351343.SQ.FTS.B, Zero Cpn, 7/23/24 ... 10,501 8,476
6351545.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,451 1,337
6351585.SQ.FTS.B, Zero Cpn, 7/23/24 ... 52,441 48,996
6351823.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,260 2,673
6351887.SQ.FTS.B, Zero Cpn, 7/24/24 ... 5,677 5,175
6351943.SQ.FTS.B, Zero Cpn, 7/24/24 ... 160 160
6351975.SQ.FTS.B, Zero Cpn, 7/24/24 ... 4,375 2,010
6352016.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,993 2,841
6352107.SQ.FTS.B, Zero Cpn, 7/24/24 ... 7,868 7,620
6352272.SQ.FTS.B, Zero Cpn, 7/24/24 ... 7,962 7,685
6352630.SQ.FTS.B, Zero Cpn, 7/24/24 ... 14,044 13,172
6352949.SQ.FTS.B, Zero Cpn, 7/24/24 ... 757 728
6352972.SQ.FTS.B, Zero Cpn, 7/24/24 ... 4,705 4,568
6353258.SQ.FTS.B, Zero Cpn, 7/24/24 ... 7,696 7,358
6353401.SQ.FTS.B, Zero Cpn, 7/24/24 ... 9,279 8,632
6353581.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,258 2,199
6353625.SQ.FTS.B, Zero Cpn, 7/24/24 ... 49,133 44,595
6354516.SQ.FTS.B, Zero Cpn, 7/24/24 ... 20,627 19,703
6354871.SQ.FTS.B, Zero Cpn, 7/25/24 ... 28,335 27,466
6355174.SQ.FTS.B, Zero Cpn, 7/25/24 ... 74,392 70,697
6356992.SQ.FTS.B, Zero Cpn, 7/25/24 ... 2,989 2,565
6357160.SQ.FTS.B, Zero Cpn, 7/25/24 ... 16,102 15,228
6357410.SQ.FTS.B, Zero Cpn, 7/25/24 ... 5,052 4,857
6357497.SQ.FTS.B, Zero Cpn, 7/25/24 ... 3,447 3,309
6357583.SQ.FTS.B, Zero Cpn, 7/25/24 ... 4,307 4,115
6359299.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,577 1,526
6359450.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,410 1,235
6359468.SQ.FTS.B, Zero Cpn, 7/26/24 ... 723 664
Description
Principal
Amount Value
Block, Inc. (continued)
6359481.SQ.FTS.B, Zero Cpn, 7/26/24 ... $ 5,351 $ 5,219
6359616.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,255 2,151
6359718.SQ.FTS.B, Zero Cpn, 7/26/24 ... 3,558 3,270
6359790.SQ.FTS.B, Zero Cpn, 7/26/24 ... 3,893 3,713
6360221.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,099 1,034
6360299.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,505 1,448
6360376.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,241 1,173
6360466.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,010 1,934
6360641.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,560 1,518
6360757.SQ.FTS.B, Zero Cpn, 7/26/24 ... 233 222
6360785.SQ.FTS.B, Zero Cpn, 7/26/24 ... 76,484 73,826
6362421.SQ.FTS.B, Zero Cpn, 7/26/24 ... 809 721
6362429.SQ.FTS.B, Zero Cpn, 7/26/24 ... 16,616 15,702
6362716.SQ.FTS.B, Zero Cpn, 7/27/24 ... 24,527 23,346
6363645.SQ.FTS.B, Zero Cpn, 7/27/24 ... 7,499 7,283
6363931.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,685 1,634
6363967.SQ.FTS.B, Zero Cpn, 7/27/24 ... 7,123 6,885
6364154.SQ.FTS.B, Zero Cpn, 7/27/24 ... 51,053 47,239
6365244.SQ.FTS.B, Zero Cpn, 7/27/24 ... 58,332 53,493
6365761.SQ.FTS.B, Zero Cpn, 7/28/24 ... 84,433 81,154
6367500.SQ.FTS.B, Zero Cpn, 7/30/24 ... 518 476
6367525.SQ.FTS.B, Zero Cpn, 7/30/24 ... 6,051 5,818
6367873.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,501 1,416
6368053.SQ.FTS.B, Zero Cpn, 7/30/24 ... 10,817 10,421
6368447.SQ.FTS.B, Zero Cpn, 7/30/24 ... 8,290 8,035
6368654.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,342 2,273
6368728.SQ.FTS.B, Zero Cpn, 7/30/24 ... 5,113 4,852
6368812.SQ.FTS.B, Zero Cpn, 7/30/24 ... 25,518 24,498
6369494.SQ.FTS.B, Zero Cpn, 7/30/24 ... 17,844 16,664
6369870.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,439 1,291
6369909.SQ.FTS.B, Zero Cpn, 7/30/24 ... 8,528 8,170
6370182.SQ.FTS.B, Zero Cpn, 7/30/24 ... 761 710
6370198.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,675 2,549
6370285.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,266 1,786
6370333.SQ.FTS.B, Zero Cpn, 7/30/24 ... 775 746
6370339.SQ.FTS.B, Zero Cpn, 7/30/24 ... 17,819 17,169
6370750.SQ.FTS.B, Zero Cpn, 7/31/24 ... 30,892 29,740
6371621.SQ.FTS.B, Zero Cpn, 7/31/24 ... 14,092 13,106
6371938.SQ.FTS.B, Zero Cpn, 7/31/24 ... 7,118 6,838
6372053.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,068 2,944
6372334.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,313 1,242
6372376.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,995 1,917
6372419.SQ.FTS.B, Zero Cpn, 7/31/24 ... 5,286 5,136
6372533.SQ.FTS.B, Zero Cpn, 7/31/24 ... 6,058 5,849
6372603.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,878 1,805
6372671.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,155 2,053
6372693.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,889 1,780
6372714.SQ.FTS.B, Zero Cpn, 7/31/24 ... 14,334 13,665
6372961.SQ.FTS.B, Zero Cpn, 7/31/24 ... 66,098 61,918
6373722.SQ.FTS.B, Zero Cpn, 7/31/24 ... 368 361
6373735.SQ.FTS.B, Zero Cpn, 7/31/24 ... 7,682 7,417
6373834.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,473 2,376
6373877.SQ.FTS.B, Zero Cpn, 7/31/24 ... 7,945 7,580
6374296.SQ.FTS.B, Zero Cpn, 8/01/24 ... 5,925 5,684
6374394.SQ.FTS.B, Zero Cpn, 8/01/24 ... 6,366 6,111
6374599.SQ.FTS.B, Zero Cpn, 8/01/24 ... 24,579 23,484
6375366.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,681 1,558
6375401.SQ.FTS.B, Zero Cpn, 8/01/24 ... 17,276 16,543

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6375750.SQ.FTS.B, Zero Cpn, 8/01/24 ... $ 458 $ 449
6375767.SQ.FTS.B, Zero Cpn, 8/01/24 ... 6,166 5,661
6375821.SQ.FTS.B, Zero Cpn, 8/01/24 ... 17,201 16,171
6376128.SQ.FTS.B, Zero Cpn, 8/01/24 ... 38,228 36,481
6378594.SQ.FTS.B, Zero Cpn, 8/02/24 ... 11,061 10,584
6378826.SQ.FTS.B, Zero Cpn, 8/02/24 ... 3,086 2,975
6378866.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,125 1,353
6378943.SQ.FTS.B, Zero Cpn, 8/02/24 ... 3,732 3,589
6379023.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,278 1,227
6379092.SQ.FTS.B, Zero Cpn, 8/02/24 ... 954 861
6379126.SQ.FTS.B, Zero Cpn, 8/02/24 ... 5,218 4,999
6379377.SQ.FTS.B, Zero Cpn, 8/02/24 ... 19,408 17,918
6380018.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,735 1,668
6380061.SQ.FTS.B, Zero Cpn, 8/02/24 ... 3,882 3,728
6380361.SQ.FTS.B, Zero Cpn, 8/02/24 ... 50,203 46,242
6381139.SQ.FTS.B, Zero Cpn, 8/02/24 ... 8,016 7,681
6381274.SQ.FTS.B, Zero Cpn, 8/02/24 ... 35,995 34,091
6382140.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,949 1,825
6382243.SQ.FTS.B, Zero Cpn, 8/03/24 ... 66,873 58,917
6383527.SQ.FTS.B, Zero Cpn, 8/03/24 ... 19,488 18,424
6383983.SQ.FTS.B, Zero Cpn, 8/03/24 ... 905 874
6384023.SQ.FTS.B, Zero Cpn, 8/03/24 ... 34,985 30,502
6384700.SQ.FTS.B, Zero Cpn, 8/03/24 ... 27,909 25,810
6384961.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,148 997
6384969.SQ.FTS.B, Zero Cpn, 8/03/24 ... 14,618 13,938
6385195.SQ.FTS.B, Zero Cpn, 8/03/24 ... 44,253 42,645
6385240.SQ.FTS.B, Zero Cpn, 8/04/24 ... 507 473
6385264.SQ.FTS.B, Zero Cpn, 8/04/24 ... 12,679 12,088
6385460.SQ.FTS.B, Zero Cpn, 8/04/24 ... 16,572 16,042
6385875.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,152 1,119
6385890.SQ.FTS.B, Zero Cpn, 8/04/24 ... 6,317 6,039
6385985.SQ.FTS.B, Zero Cpn, 8/05/24 ... 968 924
6386004.SQ.FTS.B, Zero Cpn, 8/05/24 ... 619 599
6386045.SQ.FTS.B, Zero Cpn, 8/05/24 ... 9,330 8,524
6386181.SQ.FTS.B, Zero Cpn, 8/05/24 ... 389 375
6386189.SQ.FTS.B, Zero Cpn, 8/05/24 ... 12,078 11,678
6386396.SQ.FTS.B, Zero Cpn, 8/05/24 ... 3,352 3,232
6386509.SQ.FTS.B, Zero Cpn, 8/05/24 ... 8,359 7,646
6386635.SQ.FTS.B, Zero Cpn, 8/05/24 ... 1,518 1,407
6386650.SQ.FTS.B, Zero Cpn, 8/05/24 ... 5,202 4,895
6386998.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,110 1,083
6387053.SQ.FTS.B, Zero Cpn, 8/06/24 ... 25,400 23,275
6387825.SQ.FTS.B, Zero Cpn, 8/06/24 ... 7,226 6,983
6387976.SQ.FTS.B, Zero Cpn, 8/06/24 ... 64,755 62,285
6389202.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,377 4,049
6389269.SQ.FTS.B, Zero Cpn, 8/06/24 ... 5,156 4,028
6389364.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,753 1,607
6389398.SQ.FTS.B, Zero Cpn, 8/06/24 ... 12,820 12,269
6389604.SQ.FTS.B, Zero Cpn, 8/06/24 ... 6,985 6,774
6389786.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,300 4,180
6390152.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,335 5,056
6390309.SQ.FTS.B, Zero Cpn, 8/07/24 ... 46,879 41,706
6391615.SQ.FTS.B, Zero Cpn, 8/07/24 ... 24,768 22,087
6392027.SQ.FTS.B, Zero Cpn, 8/07/24 ... 9,184 8,818
6392177.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,044 988
6392194.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,975 5,695
6392252.SQ.FTS.B, Zero Cpn, 8/07/24 ... 15,264 14,669
6392690.SQ.FTS.B, Zero Cpn, 8/07/24 ... 8,143 6,774
Description
Principal
Amount Value
Block, Inc. (continued)
6392793.SQ.FTS.B, Zero Cpn, 8/07/24 ... $ 2,019 $ 1,956
6392802.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,710 2,472
6392846.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,051 6,723
6392950.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,647 2,544
6392987.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,666 6,274
6393102.SQ.FTS.B, Zero Cpn, 8/07/24 ... 826 684
6393111.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,100 6,848
6393248.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,947 1,864
6393293.SQ.FTS.B, Zero Cpn, 8/08/24 ... 6,419 6,044
6393441.SQ.FTS.B, Zero Cpn, 8/08/24 ... 5,226 4,723
6393493.SQ.FTS.B, Zero Cpn, 8/08/24 ... 12,924 12,510
6393749.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,444 4,268
6393821.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,642 1,570
6393862.SQ.FTS.B, Zero Cpn, 8/08/24 ... 20,299 19,161
6394418.SQ.FTS.B, Zero Cpn, 8/08/24 ... 13,090 12,522
6394736.SQ.FTS.B, Zero Cpn, 8/08/24 ... 10,543 10,055
6394910.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,979 1,890
6394981.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,767 1,668
6395015.SQ.FTS.B, Zero Cpn, 8/08/24 ... 815 724
6395024.SQ.FTS.B, Zero Cpn, 8/08/24 ... 15,547 15,013
6395270.SQ.FTS.B, Zero Cpn, 8/08/24 ... 46,882 45,029
6395906.SQ.FTS.B, Zero Cpn, 8/08/24 ... 48,365 45,728
6397763.SQ.FTS.B, Zero Cpn, 8/09/24 ... 375 368
6397822.SQ.FTS.B, Zero Cpn, 8/09/24 ... 7,246 7,032
6398019.SQ.FTS.B, Zero Cpn, 8/09/24 ... 37,935 36,740
6399251.SQ.FTS.B, Zero Cpn, 8/09/24 ... 20,169 19,364
6399791.SQ.FTS.B, Zero Cpn, 8/09/24 ... 6,673 6,069
6399960.SQ.FTS.B, Zero Cpn, 8/09/24 ... 53,971 51,987
6401009.SQ.FTS.B, Zero Cpn, 8/09/24 ... 2,989 2,818
6401069.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,185 4,921
6401183.SQ.FTS.B, Zero Cpn, 8/10/24 ... 8,166 7,842
6401384.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,620 5,376
6401531.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,124 3,025
6401612.SQ.FTS.B, Zero Cpn, 8/10/24 ... 276 264
6401621.SQ.FTS.B, Zero Cpn, 8/10/24 ... 13,117 11,754
6401988.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,868 1,800
6402027.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,437 1,392
6402076.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,171 1,062
6402096.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,815 4,611
6402213.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,785 1,725
6402426.SQ.FTS.B, Zero Cpn, 8/10/24 ... 37,177 35,161
6403142.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,779 2,605
6403183.SQ.FTS.B, Zero Cpn, 8/10/24 ... 7,137 6,939
6403311.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,280 2,167
6403343.SQ.FTS.B, Zero Cpn, 8/10/24 ... 8,559 8,051
6403462.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,770 2,579
6403527.SQ.FTS.B, Zero Cpn, 8/10/24 ... 604 561
6403694.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,130 3,823
6403717.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,347 2,824
6403789.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,408 2,044
6403845.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,587 3,361
6403936.SQ.FTS.B, Zero Cpn, 8/10/24 ... 934 869
6403953.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,690 3,484
6404005.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,605 1,532
6404033.SQ.FTS.B, Zero Cpn, 8/11/24 ... 2,248 2,191
6404091.SQ.FTS.B, Zero Cpn, 8/11/24 ... 4,942 4,706
6404145.SQ.FTS.B, Zero Cpn, 8/11/24 ... 6,049 5,715
6404209.SQ.FTS.B, Zero Cpn, 8/11/24 ... 6,203 5,887

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6404279.SQ.FTS.B, Zero Cpn, 8/11/24 ... $ 7,907 $ 7,557
6404394.SQ.FTS.B, Zero Cpn, 8/11/24 ... 11,300 10,871
6404527.SQ.FTS.B, Zero Cpn, 8/11/24 ... 2,725 2,562
6404565.SQ.FTS.B, Zero Cpn, 8/11/24 ... 8,359 8,029
6404717.SQ.FTS.B, Zero Cpn, 8/12/24 ... 873 833
6404726.SQ.FTS.B, Zero Cpn, 8/12/24 ... 1,597 1,556
6404831.SQ.FTS.B, Zero Cpn, 8/12/24 ... 33,049 31,818
6405217.SQ.FTS.B, Zero Cpn, 8/12/24 ... 28,116 26,440
6406161.SQ.FTS.B, Zero Cpn, 8/13/24 ... 488 445
6406184.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,443 1,357
6406224.SQ.FTS.B, Zero Cpn, 8/13/24 ... 800 780
6406242.SQ.FTS.B, Zero Cpn, 8/13/24 ... 8,707 7,043
6406410.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5,060 4,686
6406527.SQ.FTS.B, Zero Cpn, 8/13/24 ... 7,772 7,447
6406688.SQ.FTS.B, Zero Cpn, 8/13/24 ... 913 865
6406704.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,885 3,769
6406793.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,457 4,282
6406886.SQ.FTS.B, Zero Cpn, 8/13/24 ... 961 897
6406913.SQ.FTS.B, Zero Cpn, 8/13/24 ... 14,372 12,350
6407281.SQ.FTS.B, Zero Cpn, 8/13/24 ... 7,087 6,709
6407456.SQ.FTS.B, Zero Cpn, 8/13/24 ... 6,958 6,628
6407517.SQ.FTS.B, Zero Cpn, 8/13/24 ... 951 911
6407526.SQ.FTS.B, Zero Cpn, 8/13/24 ... 17,082 16,559
6407857.SQ.FTS.B, Zero Cpn, 8/13/24 ... 17,367 16,407
6408116.SQ.FTS.B, Zero Cpn, 8/13/24 ... 16,759 16,134
6408408.SQ.FTS.B, Zero Cpn, 8/13/24 ... 38,270 37,100
6408793.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,019 3,829
6408893.SQ.FTS.B, Zero Cpn, 8/14/24 ... 34,037 32,222
6409718.SQ.FTS.B, Zero Cpn, 8/14/24 ... 501 490
6409759.SQ.FTS.B, Zero Cpn, 8/14/24 ... 851 824
6409806.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,646 3,546
6409917.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,882 4,671
6409999.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,765 2,431
6410034.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,362 6,110
6410113.SQ.FTS.B, Zero Cpn, 8/14/24 ... 7,932 7,539
6410459.SQ.FTS.B, Zero Cpn, 8/14/24 ... 779 735
6410478.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,836 6,485
6410608.SQ.FTS.B, Zero Cpn, 8/14/24 ... 24,316 21,864
6410937.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,093 1,054
6410971.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,588 6,264
6411129.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,596 2,261
6411156.SQ.FTS.B, Zero Cpn, 8/14/24 ... 52,464 48,362
6411960.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,643 1,559
6412035.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,414 3,131
6412147.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,717 4,471
6412219.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,225 1,195
6412264.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,521 1,386
6412310.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,757 4,401
6412453.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,649 2,540
6412548.SQ.FTS.B, Zero Cpn, 8/15/24 ... 24,240 23,094
6413090.SQ.FTS.B, Zero Cpn, 8/15/24 ... 14,328 12,127
6413381.SQ.FTS.B, Zero Cpn, 8/15/24 ... 26,610 25,179
6413938.SQ.FTS.B, Zero Cpn, 8/15/24 ... 11,008 10,582
6414097.SQ.FTS.B, Zero Cpn, 8/15/24 ... 5,587 5,068
6414217.SQ.FTS.B, Zero Cpn, 8/15/24 ... 29,858 28,236
6414500.SQ.FTS.B, Zero Cpn, 8/15/24 ... 67,167 61,797
6417892.SQ.FTS.B, Zero Cpn, 8/16/24 ... 436 420
6417940.SQ.FTS.B, Zero Cpn, 8/16/24 ... 31,917 30,366
Description
Principal
Amount Value
Block, Inc. (continued)
6418605.SQ.FTS.B, Zero Cpn, 8/16/24 ... $ 7,555 $ 5,802
6418822.SQ.FTS.B, Zero Cpn, 8/16/24 ... 2,016 1,908
6418882.SQ.FTS.B, Zero Cpn, 8/16/24 ... 10,629 10,255
6419246.SQ.FTS.B, Zero Cpn, 8/16/24 ... 5,610 5,386
6419392.SQ.FTS.B, Zero Cpn, 8/16/24 ... 14,020 10,258
6419663.SQ.FTS.B, Zero Cpn, 8/16/24 ... 12,673 8,947
6419928.SQ.FTS.B, Zero Cpn, 8/16/24 ... 201 190
6419930.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,026 991
6419949.SQ.FTS.B, Zero Cpn, 8/16/24 ... 51,325 49,330
6420983.SQ.FTS.B, Zero Cpn, 8/16/24 ... 18,322 17,544
6421274.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,520 1,301
6421420.SQ.FTS.B, Zero Cpn, 8/17/24 ... 14,204 13,580
6421824.SQ.FTS.B, Zero Cpn, 8/17/24 ... 10,572 9,917
6422193.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,774 4,581
6422335.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,595 3,426
6422493.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,239 2,089
6422559.SQ.FTS.B, Zero Cpn, 8/17/24 ... 12,182 10,452
6422816.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,134 3,010
6422872.SQ.FTS.B, Zero Cpn, 8/17/24 ... 37,286 35,650
6423450.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,084 1,995
6423527.SQ.FTS.B, Zero Cpn, 8/17/24 ... 6,623 6,392
6423716.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,445 1,384
6423780.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,660 2,492
6423847.SQ.FTS.B, Zero Cpn, 8/17/24 ... 16,693 15,439
6424176.SQ.FTS.B, Zero Cpn, 8/18/24 ... 46,574 42,030
6424759.SQ.FTS.B, Zero Cpn, 8/18/24 ... 8,007 5,701
6424963.SQ.FTS.B, Zero Cpn, 8/19/24 ... 6,481 6,218
6425057.SQ.FTS.B, Zero Cpn, 8/19/24 ... 7,417 7,116
6425163.SQ.FTS.B, Zero Cpn, 8/19/24 ... 571 550
6425198.SQ.FTS.B, Zero Cpn, 8/19/24 ... 5,875 5,631
6425260.SQ.FTS.B, Zero Cpn, 8/19/24 ... 1,633 1,550
6425282.SQ.FTS.B, Zero Cpn, 8/19/24 ... 483 469
6425295.SQ.FTS.B, Zero Cpn, 8/19/24 ... 5,798 5,541
6425362.SQ.FTS.B, Zero Cpn, 8/19/24 ... 1,211 1,156
6425371.SQ.FTS.B, Zero Cpn, 8/19/24 ... 5,001 4,781
6425440.SQ.FTS.B, Zero Cpn, 8/19/24 ... 1,454 1,398
6425498.SQ.FTS.B, Zero Cpn, 8/19/24 ... 16,865 16,264
6425709.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,580 1,535
6425728.SQ.FTS.B, Zero Cpn, 8/20/24 ... 2,312 2,186
6425760.SQ.FTS.B, Zero Cpn, 8/20/24 ... 2,972 2,709
6425836.SQ.FTS.B, Zero Cpn, 8/20/24 ... 7,309 6,987
6425905.SQ.FTS.B, Zero Cpn, 8/20/24 ... 6,896 6,600
6426034.SQ.FTS.B, Zero Cpn, 8/20/24 ... 844 802
6426051.SQ.FTS.B, Zero Cpn, 8/20/24 ... 3,548 3,327
6426117.SQ.FTS.B, Zero Cpn, 8/20/24 ... 8,233 7,617
6426228.SQ.FTS.B, Zero Cpn, 8/20/24 ... 4,980 4,691
6426293.SQ.FTS.B, Zero Cpn, 8/20/24 ... 994 887
6426300.SQ.FTS.B, Zero Cpn, 8/20/24 ... 5,503 5,257
6426378.SQ.FTS.B, Zero Cpn, 8/20/24 ... 8,155 7,765
6426452.SQ.FTS.B, Zero Cpn, 8/20/24 ... 26,085 22,179
6426769.SQ.FTS.B, Zero Cpn, 8/20/24 ... 7,588 7,081
6427044.SQ.FTS.B, Zero Cpn, 8/21/24 ... 11,239 10,725
6427311.SQ.FTS.B, Zero Cpn, 8/21/24 ... 2,121 2,036
6427394.SQ.FTS.B, Zero Cpn, 8/21/24 ... 24,535 23,461
6428099.SQ.FTS.B, Zero Cpn, 8/21/24 ... 17,000 16,158
6428486.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,134 3,982
6428569.SQ.FTS.B, Zero Cpn, 8/21/24 ... 8,494 8,147
6428676.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,294 1,260

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6428704.SQ.FTS.B, Zero Cpn, 8/21/24 ... $ 5,178 $ 4,922
6428786.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,043 3,114
6428821.SQ.FTS.B, Zero Cpn, 8/21/24 ... 2,085 1,974
6428900.SQ.FTS.B, Zero Cpn, 8/21/24 ... 10,305 9,782
6429057.SQ.FTS.B, Zero Cpn, 8/21/24 ... 11,113 10,691
6429331.SQ.FTS.B, Zero Cpn, 8/21/24 ... 2,321 2,115
6429360.SQ.FTS.B, Zero Cpn, 8/21/24 ... 33,248 31,891
6429873.SQ.FTS.B, Zero Cpn, 8/21/24 ... 25,126 24,093
6430083.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,248 5,838
6430225.SQ.FTS.B, Zero Cpn, 8/22/24 ... 833 801
6430236.SQ.FTS.B, Zero Cpn, 8/22/24 ... 27,053 25,844
6430693.SQ.FTS.B, Zero Cpn, 8/22/24 ... 12,552 10,250
6431015.SQ.FTS.B, Zero Cpn, 8/22/24 ... 7,389 6,636
6431161.SQ.FTS.B, Zero Cpn, 8/22/24 ... 16,073 15,477
6431580.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,426 2,309
6431613.SQ.FTS.B, Zero Cpn, 8/22/24 ... 5,516 5,276
6432176.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,187 2,113
6432211.SQ.FTS.B, Zero Cpn, 8/22/24 ... 3,529 3,390
6432260.SQ.FTS.B, Zero Cpn, 8/22/24 ... 43,512 40,902
6432819.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,070 1,018
6432840.SQ.FTS.B, Zero Cpn, 8/22/24 ... 7,519 6,473
6432973.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,534 2,413
6433021.SQ.FTS.B, Zero Cpn, 8/22/24 ... 570 553
6433051.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,776 2,262
6433092.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,368 2,219
6433182.SQ.FTS.B, Zero Cpn, 8/22/24 ... 24,528 23,735
6435236.SQ.FTS.B, Zero Cpn, 8/23/24 ... 24,111 23,149
6435503.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,682 7,351
6435561.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,891 3,653
6435587.SQ.FTS.B, Zero Cpn, 8/23/24 ... 13,756 13,217
6435882.SQ.FTS.B, Zero Cpn, 8/23/24 ... 4,833 4,633
6436087.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,714 2,614
6436188.SQ.FTS.B, Zero Cpn, 8/23/24 ... 956 760
6436224.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,010 2,918
6436390.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,478 4,717
6436569.SQ.FTS.B, Zero Cpn, 8/23/24 ... 6,265 5,871
6436784.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,065 1,015
6436804.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,607 3,477
6436884.SQ.FTS.B, Zero Cpn, 8/23/24 ... 23,278 21,993
6439473.SQ.FTS.B, Zero Cpn, 8/23/24 ... 407 394
6439478.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,330 4,999
6439581.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,685 1,398
6439616.SQ.FTS.B, Zero Cpn, 8/23/24 ... 4,566 4,385
6439657.SQ.FTS.B, Zero Cpn, 8/23/24 ... 4,567 4,364
6439737.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,088 6,301
6439850.SQ.FTS.B, Zero Cpn, 8/23/24 ... 9,199 8,690
6439983.SQ.FTS.B, Zero Cpn, 8/23/24 ... 49,171 47,877
6440981.SQ.FTS.B, Zero Cpn, 8/24/24 ... 19,549 18,700
6441379.SQ.FTS.B, Zero Cpn, 8/24/24 ... 6,293 5,893
6441536.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,165 1,134
6441592.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,708 4,207
6441773.SQ.FTS.B, Zero Cpn, 8/24/24 ... 8,479 7,280
6442031.SQ.FTS.B, Zero Cpn, 8/24/24 ... 18,285 17,570
6442480.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,972 4,462
6442614.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,436 2,303
6442691.SQ.FTS.B, Zero Cpn, 8/24/24 ... 5,684 5,421
6442768.SQ.FTS.B, Zero Cpn, 8/24/24 ... 49,556 46,951
6443460.SQ.FTS.B, Zero Cpn, 8/24/24 ... 12,394 11,219
Description
Principal
Amount Value
Block, Inc. (continued)
6443602.SQ.FTS.B, Zero Cpn, 8/24/24 ... $ 5,949 $ 5,698
6443725.SQ.FTS.B, Zero Cpn, 8/24/24 ... 6,408 3,799
6443778.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,381 2,248
6443882.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,404 4,139
6443913.SQ.FTS.B, Zero Cpn, 8/24/24 ... 23,212 22,320
6444340.SQ.FTS.B, Zero Cpn, 8/25/24 ... 1,266 1,023
6444365.SQ.FTS.B, Zero Cpn, 8/25/24 ... 12,204 11,580
6444489.SQ.FTS.B, Zero Cpn, 8/25/24 ... 1,201 1,154
6444497.SQ.FTS.B, Zero Cpn, 8/25/24 ... 14,455 13,744
6444717.SQ.FTS.B, Zero Cpn, 8/25/24 ... 5,545 5,022
6444789.SQ.FTS.B, Zero Cpn, 8/25/24 ... 13,714 13,343
6445311.SQ.FTS.B, Zero Cpn, 8/26/24 ... 14,944 14,170
6445595.SQ.FTS.B, Zero Cpn, 8/26/24 ... 2,279 2,143
6445636.SQ.FTS.B, Zero Cpn, 8/26/24 ... 13,670 10,367
6446212.SQ.FTS.B, Zero Cpn, 8/27/24 ... 887 827
6446230.SQ.FTS.B, Zero Cpn, 8/27/24 ... 23,972 21,904
6447299.SQ.FTS.B, Zero Cpn, 8/27/24 ... 10,370 9,954
6447683.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,419 1,688
6447783.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,463 5,985
6447972.SQ.FTS.B, Zero Cpn, 8/27/24 ... 770 732
6448004.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,730 3,516
6448147.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,521 2,439
6448230.SQ.FTS.B, Zero Cpn, 8/27/24 ... 41,174 39,460
6449244.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,191 5,933
6449433.SQ.FTS.B, Zero Cpn, 8/28/24 ... 9,054 8,678
6449585.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,679 2,592
6449652.SQ.FTS.B, Zero Cpn, 8/28/24 ... 631 616
6449666.SQ.FTS.B, Zero Cpn, 8/28/24 ... 9,367 9,041
6449941.SQ.FTS.B, Zero Cpn, 8/28/24 ... 36,376 34,737
6451008.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,920 3,778
6451110.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,116 2,004
6451146.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,891 2,739
6451185.SQ.FTS.B, Zero Cpn, 8/28/24 ... 858 829
6451217.SQ.FTS.B, Zero Cpn, 8/28/24 ... 8,617 8,059
6451356.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,755 2,689
6451450.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,002 1,822
6451507.SQ.FTS.B, Zero Cpn, 8/28/24 ... 13,608 13,046
6451730.SQ.FTS.B, Zero Cpn, 8/28/24 ... 4,313 4,168
6451818.SQ.FTS.B, Zero Cpn, 8/28/24 ... 42,447 39,260
6452427.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,065 1,001
6452462.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,408 4,973
6452549.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,553 6,280
6452609.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,256 1,208
6452634.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,467 3,314
6452694.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,839 2,506
6452723.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,879 1,064
6452738.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,838 2,695
6452753.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,791 2,677
6452770.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,034 5,737
6452844.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,525 1,265
6452876.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,146 1,839
6452903.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,014 989
6452929.SQ.FTS.B, Zero Cpn, 9/01/24 ... 946 904
6452942.SQ.FTS.B, Zero Cpn, 9/01/24 ... 7,370 6,950
6453032.SQ.FTS.B, Zero Cpn, 9/01/24 ... 7,068 6,798
6453104.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,487 2,387
6453153.SQ.FTS.B, Zero Cpn, 9/01/24 ... 6,656 6,442
6453306.SQ.FTS.B, Zero Cpn, 9/01/24 ... 4,917 4,744

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6453434.SQ.FTS.B, Zero Cpn, 9/01/24 ... $ 5,969 $ 5,676
6453579.SQ.FTS.B, Zero Cpn, 9/01/24 ... 10,624 10,216
6453799.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,518 1,316
6453837.SQ.FTS.B, Zero Cpn, 9/01/24 ... 9,025 8,556
6453955.SQ.FTS.B, Zero Cpn, 9/01/24 ... 33,462 31,926
6454314.SQ.FTS.B, Zero Cpn, 9/01/24 ... 8,838 8,297
6454405.SQ.FTS.B, Zero Cpn, 9/01/24 ... 49,210 47,141
6454985.SQ.FTS.B, Zero Cpn, 9/01/24 ... 15,255 14,510
6455205.SQ.FTS.B, Zero Cpn, 9/01/24 ... 19,729 18,978
6457417.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,944 5,623
6457468.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,731 3,416
6457547.SQ.FTS.B, Zero Cpn, 9/02/24 ... 65,582 51,670
6458499.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,167 4,795
6458584.SQ.FTS.B, Zero Cpn, 9/02/24 ... 9,278 8,846
6458708.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,639 5,386
6458821.SQ.FTS.B, Zero Cpn, 9/02/24 ... 4,448 4,195
6458923.SQ.FTS.B, Zero Cpn, 9/02/24 ... 13,945 12,828
6459160.SQ.FTS.B, Zero Cpn, 9/02/24 ... 8,071 7,617
6459270.SQ.FTS.B, Zero Cpn, 9/02/24 ... 58,473 54,435
6460417.SQ.FTS.B, Zero Cpn, 9/02/24 ... 13,977 13,419
6460667.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,478 1,433
6460757.SQ.FTS.B, Zero Cpn, 9/03/24 ... 5,301 5,119
6461007.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,872 1,807
6461088.SQ.FTS.B, Zero Cpn, 9/03/24 ... 8,592 7,837
6461434.SQ.FTS.B, Zero Cpn, 9/03/24 ... 20,221 19,268
6461892.SQ.FTS.B, Zero Cpn, 9/03/24 ... 11,761 11,204
6462068.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,328 2,221
6462140.SQ.FTS.B, Zero Cpn, 9/03/24 ... 9,713 9,258
6462310.SQ.FTS.B, Zero Cpn, 9/03/24 ... 37,409 34,996
6463011.SQ.FTS.B, Zero Cpn, 9/03/24 ... 8,131 7,738
6463290.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,300 1,260
6463337.SQ.FTS.B, Zero Cpn, 9/03/24 ... 19,458 17,621
6463659.SQ.FTS.B, Zero Cpn, 9/04/24 ... 9,890 8,691
6463752.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,136 1,087
6463766.SQ.FTS.B, Zero Cpn, 9/04/24 ... 4,374 4,219
6463822.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,939 2,678
6463860.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,734 2,593
6463905.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,478 2,344
6463928.SQ.FTS.B, Zero Cpn, 9/04/24 ... 10,199 9,764
6464039.SQ.FTS.B, Zero Cpn, 9/04/24 ... 3,161 3,028
6464078.SQ.FTS.B, Zero Cpn, 9/04/24 ... 3,405 3,156
6464106.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,169 2,098
6464136.SQ.FTS.B, Zero Cpn, 9/04/24 ... 15,448 14,735
6464356.SQ.FTS.B, Zero Cpn, 9/04/24 ... 718 685
6464361.SQ.FTS.B, Zero Cpn, 9/04/24 ... 8,304 7,913
6464459.SQ.FTS.B, Zero Cpn, 9/04/24 ... 791 741
6464466.SQ.FTS.B, Zero Cpn, 9/05/24 ... 6,995 6,658
6464558.SQ.FTS.B, Zero Cpn, 9/05/24 ... 2,376 2,073
6464587.SQ.FTS.B, Zero Cpn, 9/05/24 ... 9,660 9,332
6464741.SQ.FTS.B, Zero Cpn, 9/05/24 ... 2,216 1,909
6464766.SQ.FTS.B, Zero Cpn, 9/05/24 ... 768 718
6464801.SQ.FTS.B, Zero Cpn, 9/05/24 ... 8,516 8,264
6464959.SQ.FTS.B, Zero Cpn, 9/05/24 ... 11,040 10,569
6465084.SQ.FTS.B, Zero Cpn, 9/05/24 ... 11,302 10,782
6465222.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,380 4,178
6465282.SQ.FTS.B, Zero Cpn, 9/05/24 ... 1,436 1,404
6465305.SQ.FTS.B, Zero Cpn, 9/05/24 ... 7,843 7,469
6465421.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,944 1,894
Description
Principal
Amount Value
Block, Inc. (continued)
6465655.SQ.FTS.B, Zero Cpn, 9/06/24 ... $ 3,324 $ 2,879
6465707.SQ.FTS.B, Zero Cpn, 9/06/24 ... 221 214
6465715.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,777 3,663
6466891.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,320 1,291
6466934.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,369 3,945
6466996.SQ.FTS.B, Zero Cpn, 9/06/24 ... 955 934
6467022.SQ.FTS.B, Zero Cpn, 9/06/24 ... 12,304 11,772
6467319.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,162 3,994
6467395.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,508 5,294
6467555.SQ.FTS.B, Zero Cpn, 9/06/24 ... 7,646 6,961
6467681.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,574 5,034
6467754.SQ.FTS.B, Zero Cpn, 9/06/24 ... 12,615 12,093
6467933.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,066 1,021
6467942.SQ.FTS.B, Zero Cpn, 9/06/24 ... 38,884 37,710
6468791.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,142 1,754
6468823.SQ.FTS.B, Zero Cpn, 9/06/24 ... 953 911
6468835.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,792 5,564
6469001.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,462 3,295
6469096.SQ.FTS.B, Zero Cpn, 9/07/24 ... 9,579 9,302
6469373.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,307 3,229
6469467.SQ.FTS.B, Zero Cpn, 9/07/24 ... 13,139 11,811
6469746.SQ.FTS.B, Zero Cpn, 9/07/24 ... 4,959 4,683
6469935.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,662 1,465
6469991.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,887 1,831
6470076.SQ.FTS.B, Zero Cpn, 9/07/24 ... 843 804
6470092.SQ.FTS.B, Zero Cpn, 9/07/24 ... 7,684 7,370
6470311.SQ.FTS.B, Zero Cpn, 9/07/24 ... 18,339 17,324
6470855.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,980 2,848
6470902.SQ.FTS.B, Zero Cpn, 9/07/24 ... 9,075 8,726
6471045.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,601 1,958
6471075.SQ.FTS.B, Zero Cpn, 9/07/24 ... 7,474 7,055
6471141.SQ.FTS.B, Zero Cpn, 9/07/24 ... 17,808 17,190
6471460.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,836 1,588
6471497.SQ.FTS.B, Zero Cpn, 9/07/24 ... 60,068 57,318
6472384.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,360 3,140
6472450.SQ.FTS.B, Zero Cpn, 9/07/24 ... 15,876 14,954
6472645.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,010 2,886
6472718.SQ.FTS.B, Zero Cpn, 9/08/24 ... 828 773
6472751.SQ.FTS.B, Zero Cpn, 9/08/24 ... 25,277 24,397
6473168.SQ.FTS.B, Zero Cpn, 9/08/24 ... 19,337 17,839
6473520.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,177 1,149
6473644.SQ.FTS.B, Zero Cpn, 9/08/24 ... 28,989 27,748
6474286.SQ.FTS.B, Zero Cpn, 9/08/24 ... 14,417 13,490
6474853.SQ.FTS.B, Zero Cpn, 9/08/24 ... 9,428 9,101
6475060.SQ.FTS.B, Zero Cpn, 9/08/24 ... 10,248 9,354
6475301.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,994 3,690
6475346.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,534 1,498
6475399.SQ.FTS.B, Zero Cpn, 9/08/24 ... 723 703
6475412.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,802 1,735
6475454.SQ.FTS.B, Zero Cpn, 9/08/24 ... 4,013 3,712
6475554.SQ.FTS.B, Zero Cpn, 9/08/24 ... 8,062 6,231
6475710.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,352 1,201
6475757.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,370 3,183
6477774.SQ.FTS.B, Zero Cpn, 9/09/24 ... 77,810 68,702
6479516.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,646 1,563
6479552.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,074 1,037
6479577.SQ.FTS.B, Zero Cpn, 9/09/24 ... 61,983 59,279
6480370.SQ.FTS.B, Zero Cpn, 9/09/24 ... 30,660 28,407

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6480941.SQ.FTS.B, Zero Cpn, 9/09/24 ... $ 6,576 $ 6,002
6481120.SQ.FTS.B, Zero Cpn, 9/09/24 ... 7,635 7,281
6481318.SQ.FTS.B, Zero Cpn, 9/09/24 ... 995 859
6481328.SQ.FTS.B, Zero Cpn, 9/09/24 ... 10,718 9,729
6481464.SQ.FTS.B, Zero Cpn, 9/10/24 ... 13,725 13,114
6481821.SQ.FTS.B, Zero Cpn, 9/10/24 ... 7,558 7,129
6481997.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,212 4,986
6482127.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,027 984
6482150.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,277 1,216
6482189.SQ.FTS.B, Zero Cpn, 9/10/24 ... 7,409 7,225
6482477.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,975 1,848
6482559.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,170 1,141
6482592.SQ.FTS.B, Zero Cpn, 9/10/24 ... 20,724 19,630
6483182.SQ.FTS.B, Zero Cpn, 9/10/24 ... 20,945 19,833
6483513.SQ.FTS.B, Zero Cpn, 9/10/24 ... 11,393 10,360
6483648.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,774 3,543
6483692.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,581 1,532
6483724.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,425 3,324
6483792.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,672 3,299
6483819.SQ.FTS.B, Zero Cpn, 9/10/24 ... 18,968 17,856
6484049.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,201 3,085
6484103.SQ.FTS.B, Zero Cpn, 9/10/24 ... 15,134 14,587
6484336.SQ.FTS.B, Zero Cpn, 9/10/24 ... 33,887 29,570
6484844.SQ.FTS.B, Zero Cpn, 9/10/24 ... 9,689 9,286
6484909.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,198 4,808
6484986.SQ.FTS.B, Zero Cpn, 9/11/24 ... 4,350 4,159
6485034.SQ.FTS.B, Zero Cpn, 9/11/24 ... 4,260 4,078
6485101.SQ.FTS.B, Zero Cpn, 9/11/24 ... 4,465 4,270
6485148.SQ.FTS.B, Zero Cpn, 9/11/24 ... 16,959 10,358
6485317.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,585 3,404
6485375.SQ.FTS.B, Zero Cpn, 9/11/24 ... 674 654
6485400.SQ.FTS.B, Zero Cpn, 9/11/24 ... 8,781 8,416
6485515.SQ.FTS.B, Zero Cpn, 9/11/24 ... 1,169 1,056
6485531.SQ.FTS.B, Zero Cpn, 9/11/24 ... 4,453 4,268
6485588.SQ.FTS.B, Zero Cpn, 9/11/24 ... 1,839 1,765
6485616.SQ.FTS.B, Zero Cpn, 9/11/24 ... 14,328 13,539
6485785.SQ.FTS.B, Zero Cpn, 9/11/24 ... 606 591
6485825.SQ.FTS.B, Zero Cpn, 9/12/24 ... 16,942 16,314
6486133.SQ.FTS.B, Zero Cpn, 9/12/24 ... 5,803 5,553
6486213.SQ.FTS.B, Zero Cpn, 9/12/24 ... 2,488 2,381
6486340.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,223 1,143
6486361.SQ.FTS.B, Zero Cpn, 9/12/24 ... 4,438 4,284
6486448.SQ.FTS.B, Zero Cpn, 9/12/24 ... 8,850 8,275
6486663.SQ.FTS.B, Zero Cpn, 9/13/24 ... 29,969 26,126
6487708.SQ.FTS.B, Zero Cpn, 9/13/24 ... 8,440 8,013
6487929.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,203 1,090
6487962.SQ.FTS.B, Zero Cpn, 9/13/24 ... 9,639 9,215
6488228.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,969 5,755
6488356.SQ.FTS.B, Zero Cpn, 9/13/24 ... 5,563 5,393
6488525.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,908 1,835
6488588.SQ.FTS.B, Zero Cpn, 9/13/24 ... 19,016 18,265
6489083.SQ.FTS.B, Zero Cpn, 9/13/24 ... 9,348 8,709
6489330.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,524 3,293
6489405.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,913 2,834
6489454.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,146 2,031
6489483.SQ.FTS.B, Zero Cpn, 9/13/24 ... 14,754 13,688
6489711.SQ.FTS.B, Zero Cpn, 9/13/24 ... 17,790 15,396
6490057.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,383 6,617
Description
Principal
Amount Value
Block, Inc. (continued)
6490385.SQ.FTS.B, Zero Cpn, 9/14/24 ... $ 3,629 $ 3,348
6490529.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,908 5,675
6490644.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,961 2,778
6490736.SQ.FTS.B, Zero Cpn, 9/14/24 ... 12,776 12,218
6491167.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,695 6,475
6491397.SQ.FTS.B, Zero Cpn, 9/14/24 ... 759 717
6491440.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,285 2,193
6491504.SQ.FTS.B, Zero Cpn, 9/14/24 ... 5,265 4,325
6491615.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,149 5,761
6491686.SQ.FTS.B, Zero Cpn, 9/14/24 ... 15,079 13,999
6491982.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,001 2,857
6492051.SQ.FTS.B, Zero Cpn, 9/14/24 ... 5,351 5,130
6492163.SQ.FTS.B, Zero Cpn, 9/14/24 ... 414 404
6492188.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,153 5,868
6492333.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,775 3,554
6492428.SQ.FTS.B, Zero Cpn, 9/14/24 ... 820 796
6492467.SQ.FTS.B, Zero Cpn, 9/14/24 ... 7,764 7,432
6492655.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,974 3,849
6492699.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,887 1,733
6492729.SQ.FTS.B, Zero Cpn, 9/14/24 ... 473 461
6492739.SQ.FTS.B, Zero Cpn, 9/14/24 ... 5,918 5,635
6492827.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,205 1,153
6492843.SQ.FTS.B, Zero Cpn, 9/14/24 ... 11,856 11,375
6493034.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,537 4,413
6493143.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,651 6,316
6493234.SQ.FTS.B, Zero Cpn, 9/14/24 ... 17,346 16,698
6493440.SQ.FTS.B, Zero Cpn, 9/14/24 ... 4,068 3,352
6493467.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,591 3,061
6493514.SQ.FTS.B, Zero Cpn, 9/14/24 ... 22,737 21,105
6493797.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,683 5,379
6493935.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,083 3,742
6493981.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,469 4,314
6494091.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,248 3,945
6494266.SQ.FTS.B, Zero Cpn, 9/15/24 ... 19,612 18,443
6494825.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,726 3,494
6494878.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,946 1,871
6494926.SQ.FTS.B, Zero Cpn, 9/15/24 ... 9,760 9,247
6495084.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,055 1,994
6495115.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,395 4,161
6495171.SQ.FTS.B, Zero Cpn, 9/15/24 ... 18,695 17,649
6495862.SQ.FTS.B, Zero Cpn, 9/15/24 ... 613 507
6495876.SQ.FTS.B, Zero Cpn, 9/15/24 ... 20,046 19,174
6496050.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,821 2,434
6496082.SQ.FTS.B, Zero Cpn, 9/15/24 ... 18,598 16,975
6496235.SQ.FTS.B, Zero Cpn, 9/15/24 ... 11,243 10,697
6496377.SQ.FTS.B, Zero Cpn, 9/15/24 ... 10,772 10,144
6496520.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,989 1,861
6496559.SQ.FTS.B, Zero Cpn, 9/15/24 ... 27,805 26,266
6496900.SQ.FTS.B, Zero Cpn, 9/15/24 ... 38,748 37,124
6499056.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,102 1,057
6499095.SQ.FTS.B, Zero Cpn, 9/16/24 ... 28,405 26,962
6499785.SQ.FTS.B, Zero Cpn, 9/16/24 ... 367 358
6499802.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,289 4,067
6499952.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,893 4,679
6500088.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,900 3,735
6500163.SQ.FTS.B, Zero Cpn, 9/16/24 ... 19,963 17,982
6500650.SQ.FTS.B, Zero Cpn, 9/16/24 ... 875 849
6500689.SQ.FTS.B, Zero Cpn, 9/16/24 ... 86,575 80,898

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6502610.SQ.FTS.B, Zero Cpn, 9/17/24 ... $ 3,657 $ 3,523
6502748.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,927 1,728
6502762.SQ.FTS.B, Zero Cpn, 9/17/24 ... 12,557 11,891
6503026.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,258 2,770
6503133.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,945 1,878
6503201.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,515 2,408
6503254.SQ.FTS.B, Zero Cpn, 9/17/24 ... 880 835
6503282.SQ.FTS.B, Zero Cpn, 9/17/24 ... 12,747 11,969
6503671.SQ.FTS.B, Zero Cpn, 9/17/24 ... 12,877 12,351
6503916.SQ.FTS.B, Zero Cpn, 9/17/24 ... 31,531 29,693
6504467.SQ.FTS.B, Zero Cpn, 9/17/24 ... 11,243 10,846
6504651.SQ.FTS.B, Zero Cpn, 9/17/24 ... 13,142 12,666
6504928.SQ.FTS.B, Zero Cpn, 9/17/24 ... 4,282 4,144
6505187.SQ.FTS.B, Zero Cpn, 9/17/24 ... 9,441 9,054
6505246.SQ.FTS.B, Zero Cpn, 9/17/24 ... 15,558 13,220
6505415.SQ.FTS.B, Zero Cpn, 9/17/24 ... 869 832
6505434.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,381 5,155
6505579.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,578 5,195
6505688.SQ.FTS.B, Zero Cpn, 9/18/24 ... 12,644 11,731
6505844.SQ.FTS.B, Zero Cpn, 9/18/24 ... 4,938 4,777
6505929.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,017 919
6505938.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,291 1,245
6505960.SQ.FTS.B, Zero Cpn, 9/18/24 ... 4,992 4,794
6506049.SQ.FTS.B, Zero Cpn, 9/18/24 ... 6,875 6,478
6506151.SQ.FTS.B, Zero Cpn, 9/18/24 ... 731 704
6506162.SQ.FTS.B, Zero Cpn, 9/18/24 ... 2,296 2,186
6506191.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,897 1,810
6506217.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,306 833
6506231.SQ.FTS.B, Zero Cpn, 9/18/24 ... 16,988 16,343
6506478.SQ.FTS.B, Zero Cpn, 9/19/24 ... 2,576 2,490
6506524.SQ.FTS.B, Zero Cpn, 9/19/24 ... 2,730 2,597
6506564.SQ.FTS.B, Zero Cpn, 9/19/24 ... 4,926 4,060
6506649.SQ.FTS.B, Zero Cpn, 9/19/24 ... 12,993 12,428
6506817.SQ.FTS.B, Zero Cpn, 9/19/24 ... 9,875 9,305
6506923.SQ.FTS.B, Zero Cpn, 9/19/24 ... 6,094 5,843
6506988.SQ.FTS.B, Zero Cpn, 9/19/24 ... 5,772 4,959
6507269.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,218 4,034
6507459.SQ.FTS.B, Zero Cpn, 9/20/24 ... 7,028 6,518
6507612.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,847 3,686
6507748.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,132 1,107
6507816.SQ.FTS.B, Zero Cpn, 9/20/24 ... 7,669 6,731
6508052.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,232 2,025
6508097.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,111 3,019
6508176.SQ.FTS.B, Zero Cpn, 9/20/24 ... 257 241
6508186.SQ.FTS.B, Zero Cpn, 9/20/24 ... 19,899 19,234
6508534.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,533 4,217
6508622.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,128 4,793
6508745.SQ.FTS.B, Zero Cpn, 9/20/24 ... 6,016 5,752
6508842.SQ.FTS.B, Zero Cpn, 9/20/24 ... 13,258 11,591
6509112.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,694 3,488
6509173.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,156 2,027
6509202.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,668 5,442
6509277.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,134 4,872
6509330.SQ.FTS.B, Zero Cpn, 9/20/24 ... 8,396 8,021
6509450.SQ.FTS.B, Zero Cpn, 9/20/24 ... 70,350 67,260
6510756.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,982 1,886
6510832.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,545 7,253
6511032.SQ.FTS.B, Zero Cpn, 9/21/24 ... 5,086 4,821
Description
Principal
Amount Value
Block, Inc. (continued)
6511111.SQ.FTS.B, Zero Cpn, 9/21/24 ... $ 1,237 $ 1,145
6511163.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,006 3,830
6511241.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,860 7,436
6511428.SQ.FTS.B, Zero Cpn, 9/21/24 ... 15,951 13,084
6511770.SQ.FTS.B, Zero Cpn, 9/21/24 ... 540 478
6511781.SQ.FTS.B, Zero Cpn, 9/21/24 ... 97,457 92,680
6513331.SQ.FTS.B, Zero Cpn, 9/21/24 ... 20,255 19,412
6513609.SQ.FTS.B, Zero Cpn, 9/21/24 ... 570 555
6513636.SQ.FTS.B, Zero Cpn, 9/21/24 ... 16,491 15,495
6513891.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,720 2,313
6513921.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,551 3,399
6513934.SQ.FTS.B, Zero Cpn, 9/21/24 ... 770 734
6513946.SQ.FTS.B, Zero Cpn, 9/21/24 ... 10,494 10,025
6514051.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,271 2,185
6514102.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,678 3,527
6514129.SQ.FTS.B, Zero Cpn, 9/22/24 ... 12,124 11,593
6514328.SQ.FTS.B, Zero Cpn, 9/22/24 ... 13,784 13,143
6514665.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,900 4,619
6514800.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,798 1,750
6514843.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,106 3,671
6514921.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,412 1,255
6514936.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,512 1,464
6514979.SQ.FTS.B, Zero Cpn, 9/22/24 ... 11,228 10,590
6515207.SQ.FTS.B, Zero Cpn, 9/22/24 ... 7,774 7,363
6515331.SQ.FTS.B, Zero Cpn, 9/22/24 ... 12,042 11,597
6515564.SQ.FTS.B, Zero Cpn, 9/22/24 ... 19,260 18,174
6515698.SQ.FTS.B, Zero Cpn, 9/22/24 ... 21,905 21,217
6515990.SQ.FTS.B, Zero Cpn, 9/22/24 ... 35,486 30,357
6516568.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,902 2,746
6516640.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,726 1,622
6516654.SQ.FTS.B, Zero Cpn, 9/22/24 ... 5,871 5,578
6516714.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,250 3,120
6516752.SQ.FTS.B, Zero Cpn, 9/22/24 ... 41,273 38,315
6518779.SQ.FTS.B, Zero Cpn, 9/23/24 ... 13,553 12,735
6519017.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,587 4,308
6519119.SQ.FTS.B, Zero Cpn, 9/23/24 ... 26,952 25,004
6520171.SQ.FTS.B, Zero Cpn, 9/23/24 ... 5,401 5,012
6520294.SQ.FTS.B, Zero Cpn, 9/23/24 ... 39,352 36,855
6520794.SQ.FTS.B, Zero Cpn, 9/23/24 ... 103,182 96,906
6522390.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,779 4,419
6522460.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,625 3,326
6522552.SQ.FTS.B, Zero Cpn, 9/24/24 ... 6,133 5,717
6522783.SQ.FTS.B, Zero Cpn, 9/24/24 ... 16,044 15,070
6523223.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,605 1,491
6523267.SQ.FTS.B, Zero Cpn, 9/24/24 ... 9,545 8,932
6523516.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,081 1,926
6523578.SQ.FTS.B, Zero Cpn, 9/24/24 ... 7,748 7,209
6523692.SQ.FTS.B, Zero Cpn, 9/24/24 ... 5,382 5,046
6523808.SQ.FTS.B, Zero Cpn, 9/24/24 ... 633 578
6523846.SQ.FTS.B, Zero Cpn, 9/24/24 ... 9,112 8,554
6524017.SQ.FTS.B, Zero Cpn, 9/24/24 ... 86,089 79,867
6525367.SQ.FTS.B, Zero Cpn, 9/24/24 ... 47,043 42,494
6525625.SQ.FTS.B, Zero Cpn, 9/25/24 ... 740 679
6525654.SQ.FTS.B, Zero Cpn, 9/25/24 ... 20,585 18,971
6526004.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,395 4,064
6526048.SQ.FTS.B, Zero Cpn, 9/25/24 ... 313 286
6526051.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,175 3,856
6526119.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,526 4,191

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6526189.SQ.FTS.B, Zero Cpn, 9/25/24 ... $ 5,047 $ 4,700
6526245.SQ.FTS.B, Zero Cpn, 9/25/24 ... 12,490 11,650
6526408.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,782 1,644
6526432.SQ.FTS.B, Zero Cpn, 9/26/24 ... 3,841 3,607
6526489.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,089 1,915
6526516.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,984 1,837
6526547.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,842 2,651
6526582.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,007 932
6526591.SQ.FTS.B, Zero Cpn, 9/26/24 ... 3,150 2,914
6526618.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,774 2,524
6526654.SQ.FTS.B, Zero Cpn, 9/26/24 ... 3,963 3,643
6526709.SQ.FTS.B, Zero Cpn, 9/26/24 ... 8,729 8,066
6526831.SQ.FTS.B, Zero Cpn, 9/26/24 ... 8,161 7,614
6527011.SQ.FTS.B, Zero Cpn, 9/26/24 ... 25,255 23,632
6528009.SQ.FTS.B, Zero Cpn, 9/27/24 ... 16,920 15,648
6528462.SQ.FTS.B, Zero Cpn, 9/27/24 ... 13,196 12,140
6528692.SQ.FTS.B, Zero Cpn, 9/27/24 ... 19,406 17,788
6529125.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,674 2,404
6529184.SQ.FTS.B, Zero Cpn, 9/27/24 ... 5,816 5,380
6529284.SQ.FTS.B, Zero Cpn, 9/27/24 ... 7,021 6,592
6529388.SQ.FTS.B, Zero Cpn, 9/27/24 ... 690 629
6529391.SQ.FTS.B, Zero Cpn, 9/27/24 ... 16,497 15,400
6529622.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,516 1,361
6529658.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,970 2,746
6529703.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,806 2,607
6529852.SQ.FTS.B, Zero Cpn, 9/27/24 ... 716 636
6530839.SQ.FTS.B, Zero Cpn, 9/28/24 ... 8,472 7,904
6530993.SQ.FTS.B, Zero Cpn, 9/28/24 ... 6,785 6,317
6531074.SQ.FTS.B, Zero Cpn, 9/28/24 ... 25,866 24,081
6531685.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,427 1,311
6531719.SQ.FTS.B, Zero Cpn, 9/28/24 ... 12,349 11,387
6532045.SQ.FTS.B, Zero Cpn, 9/28/24 ... 9,023 8,369
6532270.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,815 5,368
6532409.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,494 4,217
6532458.SQ.FTS.B, Zero Cpn, 9/28/24 ... 13,006 11,980
6532666.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,283 3,932
6532722.SQ.FTS.B, Zero Cpn, 9/28/24 ... 10,723 10,060
6532878.SQ.FTS.B, Zero Cpn, 9/28/24 ... 19,062 17,727
6533163.SQ.FTS.B, Zero Cpn, 9/28/24 ... 11,500 10,634
6533333.SQ.FTS.B, Zero Cpn, 9/28/24 ... 17,794 16,652
6533670.SQ.FTS.B, Zero Cpn, 9/28/24 ... 10,694 9,898
6533786.SQ.FTS.B, Zero Cpn, 9/28/24 ... 8,798 8,259
6533923.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,404 1,294
6533943.SQ.FTS.B, Zero Cpn, 9/28/24 ... 6,323 5,880
6534031.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,570 5,146
6534091.SQ.FTS.B, Zero Cpn, 9/28/24 ... 20,424 18,882
6534215.SQ.FTS.B, Zero Cpn, 9/29/24 ... 517 452
6534257.SQ.FTS.B, Zero Cpn, 9/29/24 ... 8,523 7,949
6534305.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,361 1,251
6534326.SQ.FTS.B, Zero Cpn, 9/29/24 ... 6,940 6,475
6534533.SQ.FTS.B, Zero Cpn, 9/29/24 ... 11,954 11,181
6534830.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,149 4,747
6534962.SQ.FTS.B, Zero Cpn, 9/29/24 ... 8,769 8,085
6535186.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,209 6,745
6535323.SQ.FTS.B, Zero Cpn, 9/29/24 ... 10,225 9,501
6535514.SQ.FTS.B, Zero Cpn, 9/29/24 ... 6,190 5,827
6535607.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,341 3,145
6535953.SQ.FTS.B, Zero Cpn, 9/29/24 ... 10,580 9,862
Description
Principal
Amount Value
Block, Inc. (continued)
6536357.SQ.FTS.B, Zero Cpn, 9/29/24 ... $ 8,577 $ 7,877
6536466.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,789 4,433
6536530.SQ.FTS.B, Zero Cpn, 9/29/24 ... 30,466 28,370
6536919.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,818 5,353
6537003.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,043 1,918
6537042.SQ.FTS.B, Zero Cpn, 9/29/24 ... 8,776 8,127
6537176.SQ.FTS.B, Zero Cpn, 9/29/24 ... 8,900 8,358
6537318.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,655 7,188
6537448.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,481 1,356
6537472.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,567 2,372
6537521.SQ.FTS.B, Zero Cpn, 9/29/24 ... 14,935 13,943
6537724.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,895 1,728
6537747.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,022 3,690
6537801.SQ.FTS.B, Zero Cpn, 9/29/24 ... 15,652 14,420
6537905.SQ.FTS.B, Zero Cpn, 9/29/24 ... 9,638 8,993
6537983.SQ.FTS.B, Zero Cpn, 9/29/24 ... 935 849
6537991.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,174 1,074
6539700.SQ.FTS.B, Zero Cpn, 9/30/24 ... 21,006 19,440
6540350.SQ.FTS.B, Zero Cpn, 9/30/24 ... 965 899
6540379.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,549 1,405
6540452.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,985 5,602
6540680.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,413 1,301
6540738.SQ.FTS.B, Zero Cpn, 9/30/24 ... 9,904 9,297
6540939.SQ.FTS.B, Zero Cpn, 9/30/24 ... 13,010 11,827
6541177.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,324 6,873
6541317.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,082 989
6541345.SQ.FTS.B, Zero Cpn, 9/30/24 ... 945 863
6541353.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,546 4,209
6541454.SQ.FTS.B, Zero Cpn, 9/30/24 ... 13,020 12,041
6541653.SQ.FTS.B, Zero Cpn, 9/30/24 ... 57,792 53,824
6542743.SQ.FTS.B, Zero Cpn, 9/30/24 ... 607 557
6542756.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,973 2,798
6542801.SQ.FTS.B, Zero Cpn, 9/30/24 ... 20,263 18,850
6543102.SQ.FTS.B, Zero Cpn, 9/30/24 ... 72,435 66,648
6543166.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,603 6,071
6543345.SQ.FTS.B, Zero Cpn, 9/30/24 ... 8,719 8,180
6543864.SQ.FTS.B, Zero Cpn, 9/30/24 ... 12,469 11,699
6544451.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,000 918
6544501.SQ.FTS.B, Zero Cpn, 9/30/24 ... 17,175 16,034
6545005.SQ.FTS.B, Zero Cpn, 9/30/24 ... 9,349 8,718
6545243.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,427 6,702
6545514.SQ.FTS.B, Zero Cpn, 9/30/24 ... 8,987 8,360
6545631.SQ.FTS.B, Zero Cpn, 9/30/24 ... 16,902 15,863
6545882.SQ.FTS.B, Zero Cpn, 9/30/24 ... 37,130 33,996
6546612.SQ.FTS.B, Zero Cpn, 9/30/24 ... 41,726 38,653
6546849.SQ.FTS.B, Zero Cpn, 10/01/24 .. 10,427 9,811
6547032.SQ.FTS.B, Zero Cpn, 10/01/24 .. 4,666 4,320
6547095.SQ.FTS.B, Zero Cpn, 10/01/24 .. 10,732 9,949
6547283.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,466 1,345
6547304.SQ.FTS.B, Zero Cpn, 10/01/24 .. 3,407 3,153
6547360.SQ.FTS.B, Zero Cpn, 10/01/24 .. 2,974 2,780
6547411.SQ.FTS.B, Zero Cpn, 10/01/24 .. 29,596 27,688
6547843.SQ.FTS.B, Zero Cpn, 10/02/24 .. 7,043 6,586
6547935.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,294 1,186
6547946.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,761 2,591
6547983.SQ.FTS.B, Zero Cpn, 10/02/24 .. 3,528 3,259
6548032.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,232 2,087
6548064.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,125 1,963

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6548118.SQ.FTS.B, Zero Cpn, 10/02/24 .. $ 2,104 $ 1,872
6548177.SQ.FTS.B, Zero Cpn, 10/02/24 .. 5,380 4,961
6548459.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,024 1,889
6548489.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,133 1,969
6548586.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,874 1,738
6548636.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,726 1,581
6548750.SQ.FTS.B, Zero Cpn, 10/03/24 .. 12,750 11,997
6549184.SQ.FTS.B, Zero Cpn, 10/03/24 .. 7,664 7,195
6549425.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,060 2,862
6549468.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,159 5,720
6549603.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,759 2,589
6549754.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,926 4,590
6549954.SQ.FTS.B, Zero Cpn, 10/03/24 .. 4,751 4,428
6550151.SQ.FTS.B, Zero Cpn, 10/03/24 .. 106,590 100,036
6551736.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,662 2,473
6551856.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,951 1,819
6551930.SQ.FTS.B, Zero Cpn, 10/04/24 .. 6,387 6,007
6552065.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,128 1,997
6552110.SQ.FTS.B, Zero Cpn, 10/04/24 .. 19,535 17,932
6552448.SQ.FTS.B, Zero Cpn, 10/04/24 .. 19,988 18,572
6552948.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,996 1,856
6552996.SQ.FTS.B, Zero Cpn, 10/04/24 .. 6,347 5,956
6553144.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,909 4,551
6553220.SQ.FTS.B, Zero Cpn, 10/04/24 .. 9,789 9,180
6553336.SQ.FTS.B, Zero Cpn, 10/04/24 .. 6,203 5,836
6553419.SQ.FTS.B, Zero Cpn, 10/04/24 .. 50,141 46,672
6554242.SQ.FTS.B, Zero Cpn, 10/04/24 .. 26,490 24,856
6554737.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,905 3,618
6554770.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,555 3,317
6554844.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,661 2,448
6554875.SQ.FTS.B, Zero Cpn, 10/04/24 .. 10,367 9,593
6554986.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,636 3,406
6555041.SQ.FTS.B, Zero Cpn, 10/04/24 .. 62,652 58,965
6555344.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,801 3,495
6555457.SQ.FTS.B, Zero Cpn, 10/05/24 .. 4,552 4,190
6555517.SQ.FTS.B, Zero Cpn, 10/05/24 .. 4,607 4,302
6555644.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,429 3,191
6555719.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,676 3,380
6555850.SQ.FTS.B, Zero Cpn, 10/05/24 .. 6,358 5,845
6556002.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5,332 4,972
6556138.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,469 2,277
6556175.SQ.FTS.B, Zero Cpn, 10/05/24 .. 10,477 9,782
6556395.SQ.FTS.B, Zero Cpn, 10/05/24 .. 4,252 3,965
6556451.SQ.FTS.B, Zero Cpn, 10/05/24 .. 17,369 16,117
6556820.SQ.FTS.B, Zero Cpn, 10/05/24 .. 773 649
6556871.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,783 2,563
6556964.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,252 3,046
6557037.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,885 3,555
6557065.SQ.FTS.B, Zero Cpn, 10/05/24 .. 29,035 26,974
6557603.SQ.FTS.B, Zero Cpn, 10/05/24 .. 6,592 6,188
6557695.SQ.FTS.B, Zero Cpn, 10/05/24 .. 14,359 13,092
6558022.SQ.FTS.B, Zero Cpn, 10/05/24 .. 107,733 100,995
6559552.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,042 2,821
6559711.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,220 3,902
6559792.SQ.FTS.B, Zero Cpn, 10/06/24 .. 14,565 13,465
6560193.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,542 4,210
6560334.SQ.FTS.B, Zero Cpn, 10/06/24 .. 6,098 5,718
6560547.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,819 1,670
Description
Principal
Amount Value
Block, Inc. (continued)
6560576.SQ.FTS.B, Zero Cpn, 10/06/24 .. $ 4,417 $ 4,144
6560737.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,528 1,403
6560790.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,758 3,463
6560968.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,189 2,021
6561081.SQ.FTS.B, Zero Cpn, 10/06/24 .. 7,368 6,782
6561336.SQ.FTS.B, Zero Cpn, 10/06/24 .. 6,362 5,966
6561504.SQ.FTS.B, Zero Cpn, 10/06/24 .. 43,497 40,535
6562670.SQ.FTS.B, Zero Cpn, 10/06/24 .. 26,604 24,571
6563057.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,776 1,655
6563116.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,547 1,432
6563182.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,598 3,365
6563299.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,107 1,945
6563384.SQ.FTS.B, Zero Cpn, 10/07/24 .. 687 604
6563410.SQ.FTS.B, Zero Cpn, 10/07/24 .. 14,956 13,902
6563953.SQ.FTS.B, Zero Cpn, 10/07/24 .. 4,908 4,506
6564134.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,764 3,501
6564233.SQ.FTS.B, Zero Cpn, 10/07/24 .. 26,634 24,472
6564756.SQ.FTS.B, Zero Cpn, 10/07/24 .. 42,553 39,216
6565517.SQ.FTS.B, Zero Cpn, 10/07/24 .. 5,088 4,734
6565613.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,466 2,292
6565661.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,319 2,121
6565723.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,875 1,732
6565762.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,504 2,325
6565793.SQ.FTS.B, Zero Cpn, 10/07/24 .. 25,594 23,861
6566178.SQ.FTS.B, Zero Cpn, 10/08/24 .. 12,446 11,467
6566292.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,534 5,062
6566349.SQ.FTS.B, Zero Cpn, 10/08/24 .. 4,359 4,088
6566403.SQ.FTS.B, Zero Cpn, 10/08/24 .. 19,015 17,678
6566625.SQ.FTS.B, Zero Cpn, 10/08/24 .. 15,692 14,584
6566798.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,906 1,749
6566816.SQ.FTS.B, Zero Cpn, 10/08/24 .. 12,932 11,978
6566945.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,217 2,056
6566968.SQ.FTS.B, Zero Cpn, 10/09/24 .. 10,947 10,021
6567099.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,344 1,240
6567119.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,542 1,428
6567140.SQ.FTS.B, Zero Cpn, 10/09/24 .. 21,416 19,905
6567415.SQ.FTS.B, Zero Cpn, 10/09/24 .. 11,665 10,875
6567773.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,915 1,768
6567913.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,021 1,847
6567990.SQ.FTS.B, Zero Cpn, 10/10/24 .. 18,977 17,782
6568416.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,674 2,449
6568530.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,396 4,057
6568594.SQ.FTS.B, Zero Cpn, 10/10/24 .. 159 146
6568600.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,348 5,014
6568729.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,399 5,046
6568860.SQ.FTS.B, Zero Cpn, 10/10/24 .. 9,092 8,458
6569010.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,249 4,924
6569076.SQ.FTS.B, Zero Cpn, 10/10/24 .. 19,045 17,344
6569447.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,124 2,877
6569497.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,285 4,019
6569530.SQ.FTS.B, Zero Cpn, 10/10/24 .. 9,526 8,777
6569642.SQ.FTS.B, Zero Cpn, 10/10/24 .. 11,668 10,976
6569857.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,668 2,481
6569922.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,430 1,314
6569951.SQ.FTS.B, Zero Cpn, 10/10/24 .. 21,158 19,653
6570379.SQ.FTS.B, Zero Cpn, 10/10/24 .. 20,961 19,591
6570607.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,370 4,099
6570679.SQ.FTS.B, Zero Cpn, 10/10/24 .. 30,215 27,958

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6571245.SQ.FTS.B, Zero Cpn, 10/11/24 .. $ 10,811 $ 9,991
6571537.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,077 2,861
6571609.SQ.FTS.B, Zero Cpn, 10/11/24 .. 12,474 11,596
6571945.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,461 4,129
6572100.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,351 4,093
6572171.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,668 2,508
6572243.SQ.FTS.B, Zero Cpn, 10/11/24 .. 7,599 7,009
6572397.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,704 2,475
6572466.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,309 1,197
6572521.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,058 3,796
6572604.SQ.FTS.B, Zero Cpn, 10/11/24 .. 7,495 6,935
6572718.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,489 1,372
6572748.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,305 2,136
6572810.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,499 5,095
6572938.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,172 2,037
6572977.SQ.FTS.B, Zero Cpn, 10/11/24 .. 53,565 49,932
6573851.SQ.FTS.B, Zero Cpn, 10/11/24 .. 36,020 33,674
6574331.SQ.FTS.B, Zero Cpn, 10/11/24 .. 24,273 22,203
6574590.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,091 3,743
6574678.SQ.FTS.B, Zero Cpn, 10/12/24 .. 8,257 7,694
6575241.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,647 3,416
6575286.SQ.FTS.B, Zero Cpn, 10/12/24 .. 5,797 5,302
6575350.SQ.FTS.B, Zero Cpn, 10/12/24 .. 52,438 49,163
6576235.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,735 1,568
6576266.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,684 2,510
6576304.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,246 1,123
6576333.SQ.FTS.B, Zero Cpn, 10/12/24 .. 24,813 22,501
6576712.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,113 1,969
6576750.SQ.FTS.B, Zero Cpn, 10/12/24 .. 816 763
6576761.SQ.FTS.B, Zero Cpn, 10/12/24 .. 5,441 5,053
6576817.SQ.FTS.B, Zero Cpn, 10/12/24 .. 39,281 36,353
6577518.SQ.FTS.B, Zero Cpn, 10/12/24 .. 8,124 7,490
6577636.SQ.FTS.B, Zero Cpn, 10/12/24 .. 5,786 5,373
6577747.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,987 1,814
6577779.SQ.FTS.B, Zero Cpn, 10/12/24 .. 12,509 11,710
6577955.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,314 2,129
6577981.SQ.FTS.B, Zero Cpn, 10/12/24 .. 19,195 17,815
6579840.SQ.FTS.B, Zero Cpn, 10/13/24 .. 6,647 6,095
6579977.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,548 4,258
6580068.SQ.FTS.B, Zero Cpn, 10/13/24 .. 16,570 15,444
6580399.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,827 5,375
6580597.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,898 5,428
6580754.SQ.FTS.B, Zero Cpn, 10/13/24 .. 8,896 8,264
6580943.SQ.FTS.B, Zero Cpn, 10/13/24 .. 32,295 29,919
6581588.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,318 1,236
6581607.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,888 2,662
6581647.SQ.FTS.B, Zero Cpn, 10/13/24 .. 964 880
6581658.SQ.FTS.B, Zero Cpn, 10/13/24 .. 9,342 8,687
6581786.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,853 5,349
6581897.SQ.FTS.B, Zero Cpn, 10/13/24 .. 17,259 16,088
6582216.SQ.FTS.B, Zero Cpn, 10/13/24 .. 6,690 6,204
6582337.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,026 4,613
6582394.SQ.FTS.B, Zero Cpn, 10/13/24 .. 23,538 21,855
6582712.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,437 2,264
6582733.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,961 1,822
6582759.SQ.FTS.B, Zero Cpn, 10/13/24 .. 13,489 12,620
6583053.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,444 4,115
6583101.SQ.FTS.B, Zero Cpn, 10/13/24 .. 10,473 9,680
Description
Principal
Amount Value
Block, Inc. (continued)
6583189.SQ.FTS.B, Zero Cpn, 10/13/24 .. $ 6,026 $ 5,552
6583280.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,926 3,584
6583335.SQ.FTS.B, Zero Cpn, 10/13/24 .. 11,151 10,275
6583419.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,706 2,525
6583516.SQ.FTS.B, Zero Cpn, 10/14/24 .. 24,764 22,983
6584141.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,613 4,314
6584224.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,464 2,303
6584272.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,194 2,053
6584321.SQ.FTS.B, Zero Cpn, 10/14/24 .. 5,475 5,132
6584430.SQ.FTS.B, Zero Cpn, 10/14/24 .. 27,448 25,356
6584904.SQ.FTS.B, Zero Cpn, 10/14/24 .. 11,956 11,207
6585083.SQ.FTS.B, Zero Cpn, 10/14/24 .. 5,536 5,180
6585188.SQ.FTS.B, Zero Cpn, 10/14/24 .. 18,568 17,185
6585390.SQ.FTS.B, Zero Cpn, 10/14/24 .. 10,528 9,758
6585598.SQ.FTS.B, Zero Cpn, 10/14/24 .. 16,158 15,062
6585961.SQ.FTS.B, Zero Cpn, 10/14/24 .. 11,044 10,228
6586037.SQ.FTS.B, Zero Cpn, 10/14/24 .. 19,059 17,695
6586220.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,147 2,906
6586259.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,021 1,862
6586280.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,232 2,039
6586332.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,319 2,161
6586360.SQ.FTS.B, Zero Cpn, 10/14/24 .. 6,499 6,076
6586488.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,869 1,718
6586553.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,720 2,504
6586586.SQ.FTS.B, Zero Cpn, 10/15/24 .. 4,682 4,380
6586654.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,077 987
6586666.SQ.FTS.B, Zero Cpn, 10/15/24 .. 4,418 4,133
6586711.SQ.FTS.B, Zero Cpn, 10/15/24 .. 4,485 4,105
6586764.SQ.FTS.B, Zero Cpn, 10/15/24 .. 14,054 13,146
6586919.SQ.FTS.B, Zero Cpn, 10/15/24 .. 8,173 7,469
6586996.SQ.FTS.B, Zero Cpn, 10/15/24 .. 4,518 4,228
6587038.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,951 2,713
6587070.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,877 2,670
6587109.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,721 1,595
6587135.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,451 1,340
6587152.SQ.FTS.B, Zero Cpn, 10/15/24 .. 12,532 11,722
6587272.SQ.FTS.B, Zero Cpn, 10/16/24 .. 22,302 20,634
6587500.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,134 1,959
6587523.SQ.FTS.B, Zero Cpn, 10/16/24 .. 13,566 12,513
6587662.SQ.FTS.B, Zero Cpn, 10/16/24 .. 5,753 5,315
6587726.SQ.FTS.B, Zero Cpn, 10/16/24 .. 11,684 10,818
6587839.SQ.FTS.B, Zero Cpn, 10/16/24 .. 15,232 14,074
6588192.SQ.FTS.B, Zero Cpn, 10/17/24 .. 7,205 6,714
6588340.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,238 2,091
6588371.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,105 5,681
6588545.SQ.FTS.B, Zero Cpn, 10/17/24 .. 18,730 17,524
6589018.SQ.FTS.B, Zero Cpn, 10/17/24 .. 19,401 18,079
6589277.SQ.FTS.B, Zero Cpn, 10/17/24 .. 38,776 36,135
6589821.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,163 5,772
6589877.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,996 3,711
6589926.SQ.FTS.B, Zero Cpn, 10/17/24 .. 52,856 49,118
6590502.SQ.FTS.B, Zero Cpn, 10/17/24 .. 38,858 36,216
6590919.SQ.FTS.B, Zero Cpn, 10/17/24 .. 15,346 14,203
6591053.SQ.FTS.B, Zero Cpn, 10/17/24 .. 22,483 20,900
6591354.SQ.FTS.B, Zero Cpn, 10/17/24 .. 5,360 4,911
6591405.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,081 10,383
6591444.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,193 2,010
6591519.SQ.FTS.B, Zero Cpn, 10/18/24 .. 50,321 46,489

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6592468.SQ.FTS.B, Zero Cpn, 10/18/24 .. $ 27,534 $ 25,581
6592840.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,855 3,606
6592890.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,537 2,374
6592925.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,944 3,643
6592991.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,286 2,112
6593036.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,733 2,556
6593081.SQ.FTS.B, Zero Cpn, 10/18/24 .. 63,997 59,116
6593788.SQ.FTS.B, Zero Cpn, 10/18/24 .. 25,369 23,491
6594185.SQ.FTS.B, Zero Cpn, 10/18/24 .. 15,892 14,822
6594281.SQ.FTS.B, Zero Cpn, 10/18/24 .. 71,625 66,999
6594535.SQ.FTS.B, Zero Cpn, 10/19/24 .. 24,062 22,349
6595155.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,672 3,434
6595212.SQ.FTS.B, Zero Cpn, 10/19/24 .. 6,253 5,772
6595336.SQ.FTS.B, Zero Cpn, 10/19/24 .. 23,660 21,974
6595701.SQ.FTS.B, Zero Cpn, 10/19/24 .. 4,036 3,729
6595768.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,807 1,684
6595804.SQ.FTS.B, Zero Cpn, 10/19/24 .. 6,752 6,253
6595923.SQ.FTS.B, Zero Cpn, 10/19/24 .. 14,667 13,669
6596108.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,037 946
6596114.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,877 1,724
6596139.SQ.FTS.B, Zero Cpn, 10/19/24 .. 8,419 7,800
6596278.SQ.FTS.B, Zero Cpn, 10/19/24 .. 61,036 56,882
6596934.SQ.FTS.B, Zero Cpn, 10/19/24 .. 13,777 12,642
6597111.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,931 1,799
6597134.SQ.FTS.B, Zero Cpn, 10/19/24 .. 11,425 10,613
6598685.SQ.FTS.B, Zero Cpn, 10/20/24 .. 33,382 30,816
6599632.SQ.FTS.B, Zero Cpn, 10/20/24 .. 28,078 25,998
6600209.SQ.FTS.B, Zero Cpn, 10/20/24 .. 8,633 8,073
6600369.SQ.FTS.B, Zero Cpn, 10/20/24 .. 9,389 8,780
6600486.SQ.FTS.B, Zero Cpn, 10/20/24 .. 4,946 4,606
6600558.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,986 3,721
6600624.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,994 1,825
6600631.SQ.FTS.B, Zero Cpn, 10/20/24 .. 8,074 7,521
6600801.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,196 1,097
6600811.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,710 3,447
6600878.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,501 6,004
6601001.SQ.FTS.B, Zero Cpn, 10/20/24 .. 52,699 48,794
6601726.SQ.FTS.B, Zero Cpn, 10/20/24 .. 954 891
6601739.SQ.FTS.B, Zero Cpn, 10/20/24 .. 11,981 11,205
6601759.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,297 2,097
6601801.SQ.FTS.B, Zero Cpn, 10/21/24 .. 106,880 99,551
6603713.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,107 2,843
6603765.SQ.FTS.B, Zero Cpn, 10/21/24 .. 23,829 22,112
6604167.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,974 4,550
6604282.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,317 1,209
6604327.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,420 1,311
6604362.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,931 1,768
6604385.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,359 2,196
6604416.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,504 1,379
6604422.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,153 1,983
6604437.SQ.FTS.B, Zero Cpn, 10/22/24 .. 39,490 36,648
6604802.SQ.FTS.B, Zero Cpn, 10/22/24 .. 8,969 8,324
6604862.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,373 1,270
6604880.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,488 1,389
6604895.SQ.FTS.B, Zero Cpn, 10/22/24 .. 15,763 14,738
6605052.SQ.FTS.B, Zero Cpn, 10/23/24 .. 19,512 18,012
6605226.SQ.FTS.B, Zero Cpn, 10/23/24 .. 21,403 19,861
6605375.SQ.FTS.B, Zero Cpn, 10/23/24 .. 1,895 1,739
Description
Principal
Amount Value
Block, Inc. (continued)
6605388.SQ.FTS.B, Zero Cpn, 10/23/24 .. $ 16,474 $ 15,113
6605788.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,286 1,174
6605819.SQ.FTS.B, Zero Cpn, 10/24/24 .. 5,118 4,751
6605987.SQ.FTS.B, Zero Cpn, 10/24/24 .. 31,310 29,158
6606655.SQ.FTS.B, Zero Cpn, 10/24/24 .. 31,843 29,392
6607172.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,854 7,343
6607281.SQ.FTS.B, Zero Cpn, 10/24/24 .. 847 791
6607284.SQ.FTS.B, Zero Cpn, 10/24/24 .. 8,608 7,900
6607385.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,836 7,272
6607464.SQ.FTS.B, Zero Cpn, 10/24/24 .. 92,338 85,464
6608364.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,191 2,025
6608375.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,360 3,987
6608402.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,293 2,135
6608419.SQ.FTS.B, Zero Cpn, 10/24/24 .. 13,710 12,724
6608485.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,216 6,661
6608563.SQ.FTS.B, Zero Cpn, 10/24/24 .. 9,131 8,430
6608623.SQ.FTS.B, Zero Cpn, 10/24/24 .. 9,626 8,964
6608756.SQ.FTS.B, Zero Cpn, 10/25/24 .. 11,901 11,041
6608906.SQ.FTS.B, Zero Cpn, 10/25/24 .. 10,479 9,772
6609034.SQ.FTS.B, Zero Cpn, 10/25/24 .. 17,781 16,413
6609603.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,196 3,880
6609686.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,874 1,749
6609720.SQ.FTS.B, Zero Cpn, 10/25/24 .. 13,041 12,192
6609917.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,670 5,301
6610005.SQ.FTS.B, Zero Cpn, 10/25/24 .. 21,362 19,720
6610217.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,446 3,181
6610240.SQ.FTS.B, Zero Cpn, 10/25/24 .. 13,897 12,828
6610498.SQ.FTS.B, Zero Cpn, 10/25/24 .. 17,333 15,903
6610814.SQ.FTS.B, Zero Cpn, 10/25/24 .. 232 212
6610822.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,999 3,711
6610854.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,846 2,650
6610873.SQ.FTS.B, Zero Cpn, 10/25/24 .. 53,865 50,357
6611556.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,139 1,060
6611559.SQ.FTS.B, Zero Cpn, 10/25/24 .. 13,892 12,987
4575478.SQ.FTS.B, Zero Cpn, 3/30/33 ... 436 63
4578615.SQ.FTS.B, Zero Cpn, 4/01/33 ... 1,543 153
4580233.SQ.FTS.B, Zero Cpn, 4/01/33 ... 862 133
4581341.SQ.FTS.B, Zero Cpn, 4/02/33 ... 3,410 532
4583735.SQ.FTS.B, Zero Cpn, 4/04/33 ... 400 43
4583983.SQ.FTS.B, Zero Cpn, 4/04/33 ... 3,383 813
4585288.SQ.FTS.B, Zero Cpn, 4/04/33 ... 13,554 1,254
4587010.SQ.FTS.B, Zero Cpn, 4/05/33 ... 1,755 258
4588245.SQ.FTS.B, Zero Cpn, 4/05/33 ... 3,204 706
4589702.SQ.FTS.B, Zero Cpn, 4/05/33 ... 3,489 458
4590358.SQ.FTS.B, Zero Cpn, 4/05/33 ... 614 98
4593141.SQ.FTS.B, Zero Cpn, 4/06/33 ... 833 157
4598182.SQ.FTS.B, Zero Cpn, 4/07/33 ... 1,281 145
4598741.SQ.FTS.B, Zero Cpn, 4/07/33 ... 97 7
4602285.SQ.FTS.B, Zero Cpn, 4/08/33 ... 31,712 5,615
4604615.SQ.FTS.B, Zero Cpn, 4/09/33 ... 13,726 3,070
4604837.SQ.FTS.B, Zero Cpn, 4/09/33 ... 1,484 385
4604886.SQ.FTS.B, Zero Cpn, 4/10/33 ... 2,273 312
4606179.SQ.FTS.B, Zero Cpn, 4/11/33 ... 10,364 641
4606224.SQ.FTS.B, Zero Cpn, 4/11/33 ... 952 78
4606335.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,103 306
4606464.SQ.FTS.B, Zero Cpn, 4/11/33 ... 12,284 2,154
4607515.SQ.FTS.B, Zero Cpn, 4/12/33 ... 2,178 289
4609496.SQ.FTS.B, Zero Cpn, 4/12/33 ... 4,672 741

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4609551.SQ.FTS.B, Zero Cpn, 4/12/33 ... $ 5,454 $ 620
4610443.SQ.FTS.B, Zero Cpn, 4/13/33 ... 10,147 2,438
4612920.SQ.FTS.B, Zero Cpn, 4/13/33 ... 2,172 379
4621133.SQ.FTS.B, Zero Cpn, 4/15/33 ... 9,443 2,373
4622639.SQ.FTS.B, Zero Cpn, 4/15/33 ... 3,183 535
4624325.SQ.FTS.B, Zero Cpn, 4/16/33 ... 2,880 795
4624403.SQ.FTS.B, Zero Cpn, 4/17/33 ... 646 43
4624869.SQ.FTS.B, Zero Cpn, 4/17/33 ... 1,488 249
4625082.SQ.FTS.B, Zero Cpn, 4/17/33 ... 1,330 175
4626298.SQ.FTS.B, Zero Cpn, 4/18/33 ... 10,268 707
4626514.SQ.FTS.B, Zero Cpn, 4/18/33 ... 2,949 278
4627586.SQ.FTS.B, Zero Cpn, 4/18/33 ... 4,624 1,159
4629149.SQ.FTS.B, Zero Cpn, 4/19/33 ... 6,425 1,907
4632596.SQ.FTS.B, Zero Cpn, 4/20/33 ... 848 80
4632880.SQ.FTS.B, Zero Cpn, 4/20/33 ... 209 53
4635753.SQ.FTS.B, Zero Cpn, 4/21/33 ... 11,156 2,663
4636668.SQ.FTS.B, Zero Cpn, 4/21/33 ... 5,819 1,896
4638157.SQ.FTS.B, Zero Cpn, 4/22/33 ... 850 136
4642502.SQ.FTS.B, Zero Cpn, 4/25/33 ... 1,341 155
4643723.SQ.FTS.B, Zero Cpn, 4/25/33 ... 2,132 635
4643970.SQ.FTS.B, Zero Cpn, 4/26/33 ... 2,081 537
4651931.SQ.FTS.B, Zero Cpn, 4/28/33 ... 84 21
4654291.SQ.FTS.B, Zero Cpn, 4/29/33 ... 7 1
4656958.SQ.FTS.B, Zero Cpn, 4/30/33 ... 3,103 998
4657373.SQ.FTS.B, Zero Cpn, 4/30/33 ... 3,122 1,069
4658038.SQ.FTS.B, Zero Cpn, 5/01/33 ... 2,065 591
4658320.SQ.FTS.B, Zero Cpn, 5/01/33 ... 4,578 782
4661015.SQ.FTS.B, Zero Cpn, 5/01/33 ... 2,307 711
4661890.SQ.FTS.B, Zero Cpn, 5/02/33 ... 2,289 702
4662184.SQ.FTS.B, Zero Cpn, 5/02/33 ... 2,428 346
4662309.SQ.FTS.B, Zero Cpn, 5/02/33 ... 12,037 4,733
4662910.SQ.FTS.B, Zero Cpn, 5/02/33 ... 1,024 328
4663096.SQ.FTS.B, Zero Cpn, 5/02/33 ... 27,120 6,863
4663916.SQ.FTS.B, Zero Cpn, 5/02/33 ... 24,742 4,479
4665676.SQ.FTS.B, Zero Cpn, 5/03/33 ... 4,628 1,255
4671121.SQ.FTS.B, Zero Cpn, 5/04/33 ... 4,719 1,164
4675799.SQ.FTS.B, Zero Cpn, 5/05/33 ... 3,286 525
4677655.SQ.FTS.B, Zero Cpn, 5/06/33 ... 2,716 681
4677749.SQ.FTS.B, Zero Cpn, 5/06/33 ... 203 29
4677893.SQ.FTS.B, Zero Cpn, 5/06/33 ... 2,173 489
4681076.SQ.FTS.B, Zero Cpn, 5/08/33 ... 1,193 368
4684185.SQ.FTS.B, Zero Cpn, 5/08/33 ... 259 66
4691756.SQ.FTS.B, Zero Cpn, 5/09/33 ... 7,269 1,658
4692191.SQ.FTS.B, Zero Cpn, 5/09/33 ... 9,147 3,627
4692642.SQ.FTS.B, Zero Cpn, 5/09/33 ... 59 11
4692944.SQ.FTS.B, Zero Cpn, 5/09/33 ... 89 15
4692982.SQ.FTS.B, Zero Cpn, 5/09/33 ... 430 46
4693423.SQ.FTS.B, Zero Cpn, 5/09/33 ... 14,883 4,599
4693941.SQ.FTS.B, Zero Cpn, 5/09/33 ... 8,872 877
4694140.SQ.FTS.B, Zero Cpn, 5/09/33 ... 1,320 278
4694200.SQ.FTS.B, Zero Cpn, 5/09/33 ... 698 227
4701939.SQ.FTS.B, Zero Cpn, 5/10/33 ... 1,446 500
4706450.SQ.FTS.B, Zero Cpn, 5/10/33 ... 6,009 1,771
4706808.SQ.FTS.B, Zero Cpn, 5/10/33 ... 5,406 1,362
4707248.SQ.FTS.B, Zero Cpn, 5/11/33 ... 641 149
4707511.SQ.FTS.B, Zero Cpn, 5/11/33 ... 562 239
4708881.SQ.FTS.B, Zero Cpn, 5/12/33 ... 459 204
4711828.SQ.FTS.B, Zero Cpn, 5/12/33 ... 3,618 506
Description
Principal
Amount Value
Block, Inc. (continued)
4714060.SQ.FTS.B, Zero Cpn, 5/13/33 ... $ 1,082 $ 258
4714469.SQ.FTS.B, Zero Cpn, 5/14/33 ... 828 132
4729437.SQ.FTS.B, Zero Cpn, 5/17/33 ... 484 163
4738688.SQ.FTS.B, Zero Cpn, 5/18/33 ... 840 265
4747188.SQ.FTS.B, Zero Cpn, 5/19/33 ... 553 116
4750103.SQ.FTS.B, Zero Cpn, 5/20/33 ... 8,831 2,152
4750803.SQ.FTS.B, Zero Cpn, 5/21/33 ... 3,382 776
4754132.SQ.FTS.B, Zero Cpn, 5/22/33 ... 1,271 634
4764584.SQ.FTS.B, Zero Cpn, 5/23/33 ... 523 160
4773604.SQ.FTS.B, Zero Cpn, 5/24/33 ... 9,605 2,695
4773759.SQ.FTS.B, Zero Cpn, 5/24/33 ... 172 43
4774144.SQ.FTS.B, Zero Cpn, 5/24/33 ... 1,718 501
4777755.SQ.FTS.B, Zero Cpn, 5/24/33 ... 468 66
4777853.SQ.FTS.B, Zero Cpn, 5/24/33 ... 1,361 428
4779439.SQ.FTS.B, Zero Cpn, 5/25/33 ... 982 242
4779678.SQ.FTS.B, Zero Cpn, 5/25/33 ... 2,842 1,210
4782528.SQ.FTS.B, Zero Cpn, 5/26/33 ... 290 34
4785399.SQ.FTS.B, Zero Cpn, 5/27/33 ... 107 39
25,364,351
Freedom Financial Asset Management LLC
APP-11695207.FP.FTS.B, 15.49%, 12/12/23 4,168 4,196
APP-11798810.FP.FTS.B, 5.99%, 1/21/24 . 314 314
APP-11878331.FP.FTS.B, 5.99%, 1/22/24 . 4,662 4,703
APP-12050449.FP.FTS.B, 5.99%, 1/22/24 . 2,755 2,776
APP-11694096.FP.FTS.B, 5.99%, 1/30/24 . 2,927 2,956
APP-11723164.FP.FTS.B, 17.99%, 2/01/24 854 851
APP-11550730.FP.FTS.B, 23.99%, 2/03/24 4,509 4,583
APP-11695208.FP.FTS.B, 5.99%, 2/04/24 . 3,320 2,137
APP-12436440.FP.FTS.B, 18.99%, 2/09/24 3,699 3,736
APP-12139572.FP.FTS.B, 5.99%, 3/01/24 . 4,538 4,572
APP-12139722.FP.FTS.B, 5.99%, 3/02/24 . 4,771 4,806
APP-12050193.FP.FTS.B, 5.99%, 3/06/24 . 5,007 5,047
APP-12210758.FP.FTS.B, 22.49%, 3/15/24 8,106 8,174
APP-12412711.FP.FTS.B, 5.99%, 3/16/24 . 4,934 4,978
APP-14865243.FP.FTS.B, 5.99%, 6/10/24 . 5,380 5,425
APP-17433587.FP.FTS.B, 5.99%, 8/12/24 . 6,725 6,801
APP-10161712.FP.FTS.B, 23.99%, 8/15/24 3,007 2,943
APP-16681389.FP.FTS.B, 5.99%, 9/01/24 . 4,756 4,800
APP-16681827.FP.FTS.B, 5.99%, 9/01/24 . 6,797 6,866
APP-16688861.FP.FTS.B, 5.99%, 9/01/24 . 7,315 7,390
APP-16667764.FP.FTS.B, 5.99%, 9/10/24 . 6,812 6,892
APP-16650407.FP.FTS.B, 5.99%, 9/13/24 . 3,409 3,449
APP-17479345.FP.FTS.B, 5.99%, 9/13/24 . 3,576 3,618
APP-17493062.FP.FTS.B, 5.99%, 9/13/24 . 6,326 6,395
APP-17508043.FP.FTS.B, 17.49%, 9/13/24 7,776 7,831
APP-16660226.FP.FTS.B, 5.99%, 9/14/24 . 7,121 7,206
APP-16682744.FP.FTS.B, 11.24%, 9/14/24 14,597 14,787
APP-16652913.FP.FTS.B, 16.24%, 9/14/24 28,388 28,679
APP-17325113.FP.FTS.B, 17.49%, 9/14/24 7,072 7,136
APP-17485719.FP.FTS.B, 5.99%, 9/15/24 . 6,119 6,193
APP-16473194.FP.FTS.B, 10.74%, 9/18/24 10,011 10,147
APP-17492345.FP.FTS.B, 5.99%, 9/19/24 . 7,248 7,336
APP-17451429.FP.FTS.B, 5.99%, 9/24/24 . 7,521 7,618
APP-16336846.FP.FTS.B, 14.24%, 9/24/24 13,417 13,597
APP-17490514.FP.FTS.B, 5.99%, 9/27/24 . 5,024 5,093
APP-10876917.FP.FTS.B, 23.99%,
10/19/24 .......................... 4,730 4,689

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10901539.FP.FTS.B, 15.49%, 11/27/24 $ 18,417 $ 18,590
APP-10784743.FP.FTS.B, 23.99%, 11/28/24 8,368 8,452
APP-11694740.FP.FTS.B, 7.49%, 12/15/24 12,352 12,455
APP-11595022.FP.FTS.B, 8.49%, 12/16/24 11,093 11,194
APP-11694411.FP.FTS.B, 13.99%, 12/21/24 12,214 3,849
APP-11731526.FP.FTS.B, 16.49%, 12/21/24 8,113 8,166
APP-11694509.FP.FTS.B, 9.74%, 12/22/24 8,158 8,217
APP-11736995.FP.FTS.B, 17.99%, 12/22/24 6,519 6,573
APP-11695015.FP.FTS.B, 18.49%, 12/22/24 22,214 22,335
APP-12144621.FP.FTS.B, 25.49%, 1/21/25 6,686 6,657
APP-11798754.FP.FTS.B, 6.99%, 1/22/25 . 18,252 18,437
APP-12148090.FP.FTS.B, 9.74%, 1/22/25 . 11,114 11,224
APP-12167100.FP.FTS.B, 17.99%, 1/22/25 7,663 729
APP-12173761.FP.FTS.B, 25.49%, 1/22/25 6,026 6,004
APP-12185700.FP.FTS.B, 9.74%, 1/23/25 . 8,586 8,673
APP-12164966.FP.FTS.B, 11.74%, 1/23/25 13,110 13,236
APP-12179908.FP.FTS.B, 18.99%, 1/23/25 6,485 6,517
APP-12087415.FP.FTS.B, 12.99%, 1/25/25 16,560 16,676
APP-11924017.FP.FTS.B, 15.99%, 1/28/25 12,118 12,222
APP-11509368.FP.FTS.B, 14.99%, 1/29/25 16,219 16,360
APP-12365615.FP.FTS.B, 16.99%, 2/01/25 6,568 6,589
APP-12414484.FP.FTS.B, 17.24%, 2/02/25 21,555 21,328
APP-12287483.FP.FTS.B, 12.99%, 2/03/25 15,034 15,020
APP-11733782.FP.FTS.B, 15.74%, 2/03/25 13,674 13,481
APP-11725711.FP.FTS.B, 21.99%, 2/03/25 10,550 1,105
APP-11694464.FP.FTS.B, 11.49%, 2/04/25 8,091 8,167
APP-12175602.FP.FTS.B, 17.49%, 2/25/25 8,928 8,981
APP-12085226.FP.FTS.B, 23.99%, 2/25/25 11,532 1,208
APP-12213351.FP.FTS.B, 13.24%, 2/26/25 6,937 7,012
APP-12165485.FP.FTS.B, 18.99%, 3/01/25 10,207 10,127
APP-12141452.FP.FTS.B, 17.49%, 3/04/25 14,162 13,987
APP-12029075.FP.FTS.B, 15.99%, 3/05/25 13,402 13,354
APP-12155870.FP.FTS.B, 15.99%, 3/05/25 13,478 2,545
APP-12173727.FP.FTS.B, 18.49%, 3/05/25 21,559 21,236
APP-12124683.FP.FTS.B, 16.99%, 3/06/25 9,114 9,012
APP-12172939.FP.FTS.B, 9.74%, 3/07/25 . 12,974 13,096
APP-12142572.FP.FTS.B, 15.24%, 3/07/25 36,970 6,983
APP-10156554.FP.FTS.B, 9.49%, 3/08/25 . 16,555 16,715
APP-12188446.FP.FTS.B, 11.99%, 3/08/25 13,152 13,246
APP-12185763.FP.FTS.B, 12.99%, 3/08/25 16,449 16,453
APP-12168882.FP.FTS.B, 17.49%, 3/08/25 16,301 16,227
APP-12175546.FP.FTS.B, 17.99%, 3/08/25 10,864 10,846
APP-12031531.FP.FTS.B, 20.99%, 3/08/25 11,715 11,475
APP-12414365.FP.FTS.B, 9.74%, 3/09/25 . 9,174 9,268
APP-12139801.FP.FTS.B, 9.49%, 3/11/25 . 14,088 14,234
APP-11853561.FP.FTS.B, 17.99%, 3/18/25 10,173 10,194
APP-12050722.FP.FTS.B, 9.49%, 3/20/25 . 13,111 13,255
APP-12413819.FP.FTS.B, 16.99%, 3/21/25 7,601 7,626
APP-12106203.FP.FTS.B, 9.74%, 3/22/25 . 12,603 12,747
APP-12270743.FP.FTS.B, 16.49%, 3/22/25 10,863 10,918
APP-12381356.FP.FTS.B, 9.74%, 3/24/25 . 10,236 10,352
APP-12414413.FP.FTS.B, 17.99%, 3/25/25 11,513 11,568
APP-12178610.FP.FTS.B, 23.99%, 7/09/25 10,035 9,964
APP-15099844.FP.FTS.B, 19.99%, 7/15/25 12,345 12,260
APP-15072875.FP.FTS.B, 15.49%, 7/18/25 13,674 13,720
APP-15063599.FP.FTS.B, 8.24%, 7/23/25 . 19,090 19,328
APP-15073908.FP.FTS.B, 22.74%, 7/25/25 14,032 13,954
APP-15066363.FP.FTS.B, 10.49%, 7/26/25 18,928 19,166
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15045529.FP.FTS.B, 25.49%, 7/26/25 $ 13,385 $ 3,131
APP-15052562.FP.FTS.B, 10.24%, 7/29/25 25,619 25,904
APP-15077310.FP.FTS.B, 25.49%, 7/29/25 8,858 8,808
APP-17112174.FP.FTS.B, 11.74%, 8/12/25 10,227 10,334
APP-10157776.FP.FTS.B, 22.49%, 8/13/25 26,748 27,607
APP-12017283.FP.FTS.B, 14.24%, 8/22/25 24,689 24,817
APP-16709443.FP.FTS.B, 15.24%, 9/02/25 12,567 12,649
APP-17041993.FP.FTS.B, 13.74%, 9/05/25 28,543 28,855
APP-17017611.FP.FTS.B, 11.99%, 9/06/25 33,660 34,031
APP-16692788.FP.FTS.B, 10.74%, 9/10/25 9,674 9,791
APP-16716169.FP.FTS.B, 9.49%, 9/14/25 . 12,640 12,805
APP-17284270.FP.FTS.B, 13.74%, 9/15/25 32,469 32,795
APP-16721812.FP.FTS.B, 14.24%, 9/15/25 11,177 11,306
APP-16622583.FP.FTS.B, 15.99%, 9/16/25 11,100 11,052
APP-16911624.FP.FTS.B, 10.99%, 9/18/25 23,242 23,545
APP-17495714.FP.FTS.B, 11.74%, 9/26/25 12,162 12,339
APP-10861885.FP.FTS.B, 15.49%,
10/17/25 .......................... 14,937 4,438
APP-10833798.FP.FTS.B, 15.99%,
10/18/25 .......................... 13,925 14,200
APP-16948390.FP.FTS.B, 13.99%, 11/27/25 12,261 12,410
APP-11579289.FP.FTS.B, 10.99%, 12/05/25 9,229 9,328
APP-11678649.FP.FTS.B, 18.49%, 12/17/25 5,425 5,367
APP-11737115.FP.FTS.B, 12.49%, 12/18/25 10,991 11,147
APP-11731020.FP.FTS.B, 19.99%, 12/20/25 23,664 24,193
APP-11531737.FP.FTS.B, 13.99%, 12/22/25 9,503 9,629
APP-11442801.FP.FTS.B, 16.49%, 12/22/25 13,984 14,256
APP-10314724.FP.FTS.B, 11.74%, 1/08/26 18,695 18,889
APP-12165054.FP.FTS.B, 10.24%, 1/14/26 13,791 13,962
APP-12174416.FP.FTS.B, 10.24%, 1/22/26 14,946 15,164
APP-12171910.FP.FTS.B, 12.49%, 1/22/26 11,665 11,832
APP-11799040.FP.FTS.B, 15.74%, 1/22/26 30,113 30,517
APP-12199831.FP.FTS.B, 16.99%, 1/22/26 11,461 11,648
APP-12006366.FP.FTS.B, 20.99%, 1/22/26 7,690 7,816
APP-11687753.FP.FTS.B, 13.49%, 1/25/26 16,467 16,730
APP-11657555.FP.FTS.B, 18.49%, 1/28/26 36,462 37,259
APP-12287012.FP.FTS.B, 17.49%, 2/01/26 10,686 10,762
APP-12458983.FP.FTS.B, 15.99%, 2/02/26 9,201 9,298
APP-11579337.FP.FTS.B, 10.99%, 2/04/26 19,380 19,662
APP-11595092.FP.FTS.B, 19.49%, 2/05/26 30,975 31,322
APP-12168235.FP.FTS.B, 19.49%, 2/23/26 7,055 7,171
APP-12139578.FP.FTS.B, 15.24%, 2/24/26 8,758 8,889
APP-12119897.FP.FTS.B, 10.24%, 2/28/26 16,717 16,921
APP-12176488.FP.FTS.B, 14.99%, 3/04/26 15,420 15,625
APP-12033031.FP.FTS.B, 13.99%, 3/05/26 5,759 5,843
APP-12050179.FP.FTS.B, 16.49%, 3/07/26 13,080 13,272
APP-12128364.FP.FTS.B, 13.24%, 3/08/26 18,897 18,973
APP-12463162.FP.FTS.B, 18.49%, 3/10/26 12,477 12,600
APP-12209184.FP.FTS.B, 19.49%, 3/11/26 12,042 3,911
APP-12287014.FP.FTS.B, 16.99%, 3/15/26 12,161 12,317
APP-12466087.FP.FTS.B, 18.99%, 3/15/26 10,475 10,585
APP-12397804.FP.FTS.B, 16.99%, 3/16/26 9,800 9,931
APP-12400371.FP.FTS.B, 16.99%, 3/16/26 16,648 16,857
APP-12372783.FP.FTS.B, 14.99%, 3/17/26 6,208 6,193
APP-12431691.FP.FTS.B, 9.49%, 3/20/26 . 22,842 23,199
APP-12286988.FP.FTS.B, 10.99%, 3/21/26 37,426 38,042
APP-12343526.FP.FTS.B, 16.99%, 3/21/26 19,957 20,252
APP-12448349.FP.FTS.B, 14.99%, 3/23/26 17,017 17,278

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12414671.FP.FTS.B, 15.99%, 3/23/26 $ 18,247 $ 18,550
APP-12431061.FP.FTS.B, 10.99%, 3/24/26 37,368 38,015
APP-12443256.FP.FTS.B, 16.74%, 3/24/26 30,021 30,500
APP-12414591.FP.FTS.B, 19.49%, 3/24/26 7,526 7,651
APP-12459668.FP.FTS.B, 14.99%, 3/25/26 15,024 15,280
APP-12463779.FP.FTS.B, 15.99%, 3/25/26 10,807 11,007
APP-12464227.FP.FTS.B, 16.24%, 3/25/26 24,715 25,087
APP-12414582.FP.FTS.B, 18.49%, 3/25/26 15,689 15,962
APP-15117837.FP.FTS.B, 22.24%, 7/15/26 12,873 12,901
APP-15068337.FP.FTS.B, 8.99%, 7/20/26 . 14,670 14,890
APP-14891119.FP.FTS.B, 18.74%, 7/24/26 42,770 43,298
APP-15053612.FP.FTS.B, 13.99%, 7/26/26 9,806 9,975
APP-15053337.FP.FTS.B, 17.99%, 7/26/26 10,282 10,401
APP-15004884.FP.FTS.B, 15.99%, 7/27/26 22,868 23,264
APP-15119191.FP.FTS.B, 18.49%, 7/28/26 5,439 5,517
APP-14912105.FP.FTS.B, 20.99%, 7/29/26 16,101 16,056
APP-16636359.FP.FTS.B, 14.74%, 7/30/26 22,791 23,054
APP-16690474.FP.FTS.B, 9.24%, 8/01/26 . 25,725 26,039
APP-17115035.FP.FTS.B, 18.49%, 8/03/26 10,719 10,743
APP-10174955.FP.FTS.B, 19.49%, 8/15/26 25,023 8,104
APP-16637564.FP.FTS.B, 15.99%, 9/03/26 7,413 7,493
APP-16719236.FP.FTS.B, 10.49%, 9/04/26 15,490 15,686
APP-16676602.FP.FTS.B, 11.24%, 9/05/26 21,568 21,859
APP-10573456.FP.FTS.B, 17.49%, 9/10/26 12,448 7,027
APP-16630984.FP.FTS.B, 14.49%, 9/12/26 13,123 13,310
APP-15072534.FP.FTS.B, 20.49%, 9/13/26 10,651 10,668
APP-17112604.FP.FTS.B, 11.74%, 9/15/26 21,803 22,105
APP-16335651.FP.FTS.B, 14.49%, 9/15/26 14,774 15,021
APP-16632934.FP.FTS.B, 14.49%, 9/15/26 43,809 44,573
APP-17464221.FP.FTS.B, 16.74%, 9/15/26 12,151 12,234
APP-17032039.FP.FTS.B, 10.49%, 9/16/26 22,340 22,701
APP-16710569.FP.FTS.B, 15.49%, 9/16/26 21,937 22,317
APP-16640009.FP.FTS.B, 12.49%, 9/19/26 15,589 15,862
APP-10406165.FP.FTS.B, 18.99%, 9/20/26 14,781 15,081
APP-16275007.FP.FTS.B, 12.49%, 9/22/26 12,157 12,349
APP-17279512.FP.FTS.B, 16.74%, 9/22/26 13,152 13,275
APP-17112160.FP.FTS.B, 12.24%, 9/25/26 21,904 22,259
APP-17112272.FP.FTS.B, 14.24%, 9/25/26 19,844 20,182
APP-17457461.FP.FTS.B, 16.74%, 9/27/26 12,436 12,583
APP-16637316.FP.FTS.B, 18.24%, 9/27/26 15,503 15,691
APP-09994260.FP.FTS.B, 17.49%, 9/28/26 25,490 25,876
APP-10618590.FP.FTS.B, 20.49%,
10/26/26 .......................... 13,038 7,762
APP-11021919.FP.FTS.B, 17.99%, 11/03/26 14,409 14,547
APP-11341867.FP.FTS.B, 14.99%, 11/20/26 20,192 20,457
APP-11400385.FP.FTS.B, 14.49%, 11/26/26 9,382 9,519
APP-11381442.FP.FTS.B, 20.49%, 11/26/26 20,147 20,488
APP-10850914.FP.FTS.B, 14.24%, 11/29/26 19,749 5,574
APP-11744624.FP.FTS.B, 13.24%, 12/09/26 18,917 19,127
APP-11579549.FP.FTS.B, 13.49%, 12/15/26 37,127 37,612
APP-11695023.FP.FTS.B, 13.49%, 12/15/26 13,376 13,551
APP-11700609.FP.FTS.B, 19.99%, 12/15/26 40,810 41,260
APP-11737058.FP.FTS.B, 22.49%, 12/15/26 8,084 8,163
APP-11671786.FP.FTS.B, 22.49%, 12/16/26 7,349 7,426
APP-11736851.FP.FTS.B, 19.99%, 12/17/26 11,396 11,531
APP-11693245.FP.FTS.B, 18.49%, 12/18/26 16,906 17,124
APP-11719573.FP.FTS.B, 19.99%, 12/18/26 10,639 10,772
APP-11022370.FP.FTS.B, 16.49%, 12/20/26 8,823 8,969
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11733566.FP.FTS.B, 19.24%, 12/20/26 $ 7,570 $ 7,385
APP-11740523.FP.FTS.B, 10.99%, 12/21/26 19,273 19,566
APP-11443178.FP.FTS.B, 11.74%, 12/21/26 11,017 11,185
APP-11694985.FP.FTS.B, 12.99%, 12/21/26 10,923 11,088
APP-11695114.FP.FTS.B, 17.49%, 12/21/26 12,943 13,107
APP-11730592.FP.FTS.B, 17.99%, 12/21/26 34,132 34,636
APP-11723942.FP.FTS.B, 19.49%, 12/21/26 39,124 39,692
APP-11563018.FP.FTS.B, 18.99%, 12/22/26 7,993 1,571
APP-11731905.FP.FTS.B, 18.99%, 12/22/26 16,344 16,592
APP-11735206.FP.FTS.B, 19.49%, 12/22/26 18,256 6,018
APP-11730543.FP.FTS.B, 19.99%, 12/22/26 11,809 11,953
APP-11401848.FP.FTS.B, 15.49%, 1/05/27 10,481 10,551
APP-12116526.FP.FTS.B, 18.99%, 1/05/27 12,260 12,282
APP-11146646.FP.FTS.B, 12.74%, 1/07/27 25,909 26,260
APP-11411446.FP.FTS.B, 17.99%, 1/09/27 41,095 41,703
APP-11208788.FP.FTS.B, 20.99%, 1/09/27 14,701 3,176
APP-11397497.FP.FTS.B, 11.99%, 1/10/27 18,810 19,134
APP-11410185.FP.FTS.B, 22.49%, 1/10/27 24,462 24,516
APP-11413059.FP.FTS.B, 13.74%, 1/11/27 10,529 10,684
APP-11946615.FP.FTS.B, 16.49%, 1/11/27 18,224 18,424
APP-12090452.FP.FTS.B, 16.99%, 1/15/27 16,341 16,480
APP-12139980.FP.FTS.B, 19.99%, 1/15/27 6,203 6,246
APP-12032875.FP.FTS.B, 11.24%, 1/16/27 20,150 20,400
APP-12094650.FP.FTS.B, 18.99%, 1/19/27 7,009 759
APP-12073890.FP.FTS.B, 10.99%, 1/20/27 17,533 17,774
APP-12132313.FP.FTS.B, 11.24%, 1/21/27 10,378 10,523
APP-12137436.FP.FTS.B, 16.99%, 1/21/27 24,492 24,763
APP-12173162.FP.FTS.B, 17.49%, 1/21/27 14,110 14,278
APP-11798808.FP.FTS.B, 10.99%, 1/22/27 15,968 16,197
APP-12172519.FP.FTS.B, 11.24%, 1/22/27 11,980 12,151
APP-12154405.FP.FTS.B, 14.49%, 1/22/27 12,173 12,336
APP-12161019.FP.FTS.B, 20.49%, 1/22/27 8,775 8,860
APP-12122672.FP.FTS.B, 22.99%, 1/22/27 14,350 3,240
APP-12169743.FP.FTS.B, 24.24%, 1/22/27 25,283 25,398
APP-12186510.FP.FTS.B, 9.74%, 1/23/27 . 33,666 34,146
APP-12107351.FP.FTS.B, 16.49%, 1/23/27 18,021 18,251
APP-12105986.FP.FTS.B, 10.99%, 1/25/27 27,416 27,834
APP-12209707.FP.FTS.B, 25.49%, 1/25/27 9,409 9,502
APP-11595106.FP.FTS.B, 13.49%, 1/26/27 11,284 11,463
APP-11579435.FP.FTS.B, 15.49%, 1/28/27 15,742 16,002
APP-11694310.FP.FTS.B, 16.74%, 1/28/27 37,225 37,857
APP-11739118.FP.FTS.B, 16.99%, 1/28/27 13,332 13,554
APP-11595260.FP.FTS.B, 18.99%, 1/29/27 12,219 12,281
APP-11588109.FP.FTS.B, 20.49%, 1/30/27 21,031 21,369
APP-11697560.FP.FTS.B, 12.49%, 1/31/27 32,927 33,499
APP-12414657.FP.FTS.B, 10.99%, 2/01/27 29,418 29,746
APP-12462065.FP.FTS.B, 17.74%, 2/01/27 33,553 11,019
APP-11711469.FP.FTS.B, 19.99%, 2/01/27 13,863 13,884
APP-11705115.FP.FTS.B, 21.49%, 2/01/27 42,310 42,250
APP-11709913.FP.FTS.B, 21.49%, 2/02/27 42,969 42,984
APP-11732543.FP.FTS.B, 20.99%, 2/03/27 12,453 12,436
APP-11694211.FP.FTS.B, 11.99%, 2/04/27 40,750 41,433
APP-11724908.FP.FTS.B, 12.74%, 2/04/27 33,571 34,058
APP-11709701.FP.FTS.B, 16.49%, 2/04/27 12,436 12,599
APP-11712504.FP.FTS.B, 17.99%, 2/04/27 8,338 8,451
APP-11725393.FP.FTS.B, 17.99%, 2/04/27 41,690 41,900
APP-11731565.FP.FTS.B, 18.99%, 2/04/27 41,902 42,196
APP-11695149.FP.FTS.B, 19.49%, 2/04/27 19,307 2,026

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11732774.FP.FTS.B, 19.49%, 2/04/27 $ 10,082 $ 10,114
APP-11694359.FP.FTS.B, 19.99%, 2/04/27 9,544 9,596
APP-11660434.FP.FTS.B, 20.49%, 2/04/27 24,450 24,467
APP-11694079.FP.FTS.B, 10.99%, 2/05/27 17,693 17,952
APP-11722179.FP.FTS.B, 11.99%, 2/05/27 22,616 22,953
APP-11740935.FP.FTS.B, 13.99%, 2/05/27 40,839 41,428
APP-11608429.FP.FTS.B, 17.49%, 2/05/27 33,289 33,750
APP-09759707.FP.FTS.B, 18.99%, 2/05/27 6,290 6,338
APP-11741297.FP.FTS.B, 19.24%, 2/05/27 17,635 17,623
APP-11742867.FP.FTS.B, 23.24%, 2/05/27 17,128 17,111
APP-12337990.FP.FTS.B, 16.49%, 2/07/27 6,661 6,739
APP-11738196.FP.FTS.B, 21.99%, 2/15/27 9,412 9,468
APP-11553389.FP.FTS.B, 12.24%, 2/22/27 16,413 16,636
APP-12029572.FP.FTS.B, 16.99%, 2/24/27 15,682 15,879
APP-12033253.FP.FTS.B, 17.99%, 2/24/27 11,832 11,977
APP-12159528.FP.FTS.B, 18.99%, 2/28/27 12,668 12,661
APP-12050224.FP.FTS.B, 11.74%, 3/01/27 34,635 35,075
APP-12168636.FP.FTS.B, 13.24%, 3/01/27 16,492 16,681
APP-12210481.FP.FTS.B, 15.49%, 3/01/27 22,465 2,611
APP-12171147.FP.FTS.B, 16.24%, 3/01/27 27,852 8,785
APP-12211243.FP.FTS.B, 17.24%, 3/01/27 30,418 30,497
APP-12107891.FP.FTS.B, 17.99%, 3/01/27 13,311 13,277
APP-12175594.FP.FTS.B, 18.99%, 3/01/27 11,848 11,856
APP-12208717.FP.FTS.B, 21.74%, 3/01/27 21,341 21,188
APP-12150597.FP.FTS.B, 25.49%, 3/01/27 9,162 9,078
APP-12176496.FP.FTS.B, 18.49%, 3/02/27 19,699 2,180
APP-12158633.FP.FTS.B, 23.24%, 3/02/27 17,268 17,123
APP-12005996.FP.FTS.B, 15.49%, 3/03/27 10,013 10,042
APP-12185324.FP.FTS.B, 19.99%, 3/04/27 11,874 1,276
APP-12105218.FP.FTS.B, 10.99%, 3/05/27 20,578 20,888
APP-12101962.FP.FTS.B, 13.49%, 3/05/27 13,377 6,776
APP-12214905.FP.FTS.B, 16.49%, 3/05/27 10,067 10,188
APP-12159801.FP.FTS.B, 16.99%, 3/05/27 23,361 23,498
APP-12123398.FP.FTS.B, 19.99%, 3/05/27 18,248 2,099
APP-12164096.FP.FTS.B, 21.49%, 3/05/27 12,323 12,260
APP-12133804.FP.FTS.B, 10.99%, 3/06/27 18,585 5,116
APP-12168034.FP.FTS.B, 18.99%, 3/06/27 13,347 13,383
APP-12172482.FP.FTS.B, 20.49%, 3/06/27 25,146 25,166
APP-12050159.FP.FTS.B, 13.24%, 3/07/27 28,768 29,166
APP-12032991.FP.FTS.B, 14.49%, 3/07/27 20,051 20,278
APP-12125835.FP.FTS.B, 19.99%, 3/07/27 12,108 12,146
APP-12168830.FP.FTS.B, 22.49%, 3/07/27 9,327 1,040
APP-12140862.FP.FTS.B, 8.99%, 3/08/27 . 21,539 21,819
APP-12164888.FP.FTS.B, 8.99%, 3/08/27 . 27,489 27,871
APP-12105970.FP.FTS.B, 10.99%, 3/08/27 18,380 18,645
APP-12155604.FP.FTS.B, 11.24%, 3/08/27 12,919 13,107
APP-12097459.FP.FTS.B, 13.24%, 3/08/27 20,745 21,033
APP-12106008.FP.FTS.B, 13.49%, 3/08/27 13,087 13,271
APP-12050743.FP.FTS.B, 14.99%, 3/08/27 14,680 14,862
APP-12150738.FP.FTS.B, 16.74%, 3/08/27 36,384 36,870
APP-12167178.FP.FTS.B, 17.49%, 3/08/27 23,019 2,269
APP-12188890.FP.FTS.B, 20.49%, 3/08/27 16,354 9,987
APP-12432804.FP.FTS.B, 13.24%, 3/09/27 30,148 30,529
APP-12366828.FP.FTS.B, 16.99%, 3/09/27 13,415 13,562
APP-12176276.FP.FTS.B, 19.99%, 3/09/27 8,599 8,517
APP-11965580.FP.FTS.B, 20.49%, 3/09/27 23,580 23,574
APP-11508449.FP.FTS.B, 8.49%, 3/10/27 . 24,946 25,268
APP-12216897.FP.FTS.B, 10.99%, 3/10/27 32,524 32,945
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-12448900.FP.FTS.B, 13.24%, 3/10/27 $ 25,955 $ 26,269
APP-12450922.FP.FTS.B, 15.24%, 3/10/27 32,132 6,180
APP-12451319.FP.FTS.B, 17.49%, 3/10/27 10,203 6,012
APP-12203395.FP.FTS.B, 22.49%, 3/10/27 9,572 9,580
APP-12199670.FP.FTS.B, 10.99%, 3/11/27 27,416 27,773
APP-12459432.FP.FTS.B, 13.24%, 3/11/27 20,559 20,815
APP-12464629.FP.FTS.B, 16.49%, 3/11/27 12,552 12,720
APP-12459441.FP.FTS.B, 17.49%, 3/11/27 14,251 14,329
APP-12210087.FP.FTS.B, 18.74%, 3/11/27 42,468 42,724
APP-12459768.FP.FTS.B, 19.74%, 3/11/27 29,125 29,263
APP-12071137.FP.FTS.B, 19.99%, 3/11/27 23,289 23,380
APP-12460903.FP.FTS.B, 10.99%, 3/15/27 32,578 33,045
APP-12467297.FP.FTS.B, 13.24%, 3/15/27 25,991 26,349
APP-12442169.FP.FTS.B, 14.49%, 3/15/27 17,380 17,619
APP-12291770.FP.FTS.B, 16.49%, 3/15/27 6,798 6,772
APP-12420649.FP.FTS.B, 16.74%, 3/15/27 35,783 36,247
APP-12422367.FP.FTS.B, 18.49%, 3/15/27 10,802 1,068
APP-12379303.FP.FTS.B, 13.24%, 3/16/27 20,483 20,773
APP-12345397.FP.FTS.B, 19.74%, 3/16/27 13,839 13,493
APP-12196952.FP.FTS.B, 19.99%, 3/16/27 13,433 13,466
APP-12407602.FP.FTS.B, 19.99%, 3/16/27 15,526 15,568
APP-12408935.FP.FTS.B, 19.99%, 3/17/27 11,919 11,955
APP-12462116.FP.FTS.B, 17.49%, 3/18/27 24,436 24,654
APP-11948900.FP.FTS.B, 17.74%, 3/18/27 37,107 37,439
APP-12418630.FP.FTS.B, 17.99%, 3/18/27 17,989 18,004
APP-12433361.FP.FTS.B, 18.49%, 3/18/27 15,910 15,964
APP-12461150.FP.FTS.B, 18.49%, 3/18/27 15,240 15,292
APP-12421799.FP.FTS.B, 19.74%, 3/18/27 24,669 24,794
APP-12463831.FP.FTS.B, 19.99%, 3/18/27 8,448 8,533
APP-12357813.FP.FTS.B, 10.99%, 3/20/27 26,128 26,539
APP-12287686.FP.FTS.B, 11.24%, 3/20/27 19,630 19,920
APP-12422648.FP.FTS.B, 13.24%, 3/20/27 19,132 19,428
APP-12380981.FP.FTS.B, 13.74%, 3/20/27 9,056 9,206
APP-12392789.FP.FTS.B, 18.99%, 3/20/27 15,606 15,722
APP-12230901.FP.FTS.B, 20.24%, 3/20/27 44,056 44,239
APP-12412709.FP.FTS.B, 20.24%, 3/20/27 40,472 40,766
APP-12424835.FP.FTS.B, 23.99%, 3/20/27 28,231 28,328
APP-12459776.FP.FTS.B, 10.99%, 3/21/27 27,591 28,033
APP-12287335.FP.FTS.B, 13.24%, 3/21/27 17,690 17,908
APP-12402614.FP.FTS.B, 13.74%, 3/21/27 21,861 22,220
APP-12450320.FP.FTS.B, 19.99%, 3/21/27 11,957 12,022
APP-12176796.FP.FTS.B, 8.99%, 3/22/27 . 22,694 22,998
APP-12345892.FP.FTS.B, 13.49%, 3/22/27 13,189 13,400
APP-12345261.FP.FTS.B, 15.49%, 3/22/27 20,505 20,707
APP-12443158.FP.FTS.B, 17.49%, 3/22/27 10,136 10,215
APP-12446716.FP.FTS.B, 22.49%, 3/22/27 8,252 8,262
APP-12270745.FP.FTS.B, 17.74%, 3/23/27 32,486 32,758
APP-12429877.FP.FTS.B, 19.74%, 3/23/27 26,047 26,227
APP-12435676.FP.FTS.B, 20.49%, 3/23/27 34,298 34,490
APP-12414131.FP.FTS.B, 10.99%, 3/24/27 17,577 17,875
APP-12420863.FP.FTS.B, 17.49%, 3/24/27 16,183 16,375
APP-12463499.FP.FTS.B, 17.49%, 3/24/27 20,068 20,341
APP-12468743.FP.FTS.B, 18.24%, 3/24/27 27,167 27,459
APP-12468934.FP.FTS.B, 19.99%, 3/24/27 8,848 5,240
APP-12408200.FP.FTS.B, 21.74%, 3/24/27 22,912 22,977
APP-12468566.FP.FTS.B, 19.74%, 3/25/27 27,735 27,855
APP-11872544.FP.FTS.B, 19.99%, 3/25/27 11,738 11,830
APP-11744076.FP.FTS.B, 17.49%, 4/05/27 19,718 19,833

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12171005.FP.FTS.B, 23.99%, 4/08/27 $ 27,590 $ 27,507
APP-11665810.FP.FTS.B, 20.99%, 5/18/27 29,819 29,754
APP-14835801.FP.FTS.B, 11.24%, 6/05/27 26,414 26,688
APP-15016056.FP.FTS.B, 19.24%, 6/06/27 31,050 30,961
APP-14953646.FP.FTS.B, 24.24%, 6/06/27 37,755 37,580
APP-12402250.FP.FTS.B, 19.99%, 6/30/27 22,574 22,303
APP-15007182.FP.FTS.B, 16.99%, 7/11/27 10,171 10,261
APP-15105817.FP.FTS.B, 11.74%, 7/15/27 19,172 19,420
APP-15110260.FP.FTS.B, 13.99%, 7/15/27 28,098 28,429
APP-14523455.FP.FTS.B, 17.24%, 7/15/27 34,993 35,020
APP-15113452.FP.FTS.B, 18.49%, 7/15/27 11,489 11,519
APP-15103060.FP.FTS.B, 19.99%, 7/15/27 14,126 14,135
APP-15042778.FP.FTS.B, 20.99%, 7/15/27 21,176 4,450
APP-15066730.FP.FTS.B, 20.99%, 7/15/27 13,078 13,002
APP-15072603.FP.FTS.B, 21.24%, 7/15/27 43,037 42,818
APP-15031339.FP.FTS.B, 24.74%, 7/15/27 17,995 1,905
APP-15871573.FP.FTS.B, 10.99%, 7/20/27 29,217 29,541
APP-14544639.FP.FTS.B, 11.99%, 7/21/27 13,115 13,310
APP-16662334.FP.FTS.B, 15.24%, 7/26/27 23,158 23,430
APP-15072881.FP.FTS.B, 17.49%, 7/26/27 13,409 13,612
APP-15066733.FP.FTS.B, 18.99%, 7/26/27 12,682 12,700
APP-15119411.FP.FTS.B, 9.74%, 7/28/27 . 20,749 21,021
APP-15122204.FP.FTS.B, 20.74%, 7/28/27 10,782 10,718
APP-15116487.FP.FTS.B, 21.49%, 7/28/27 15,653 15,469
APP-14371097.FP.FTS.B, 14.74%, 7/29/27 44,947 45,533
APP-16465567.FP.FTS.B, 15.49%, 7/30/27 13,579 13,706
APP-16645516.FP.FTS.B, 10.99%, 7/31/27 18,376 18,584
APP-12459489.FP.FTS.B, 18.24%, 8/01/27 35,387 10,982
APP-16640475.FP.FTS.B, 12.74%, 8/02/27 16,087 16,276
APP-16637899.FP.FTS.B, 15.49%, 8/02/27 17,097 17,271
APP-17319474.FP.FTS.B, 16.49%, 8/07/27 45,247 45,648
APP-17245315.FP.FTS.B, 17.74%, 8/09/27 9,562 9,552
APP-16283011.FP.FTS.B, 11.74%, 8/10/27 44,806 45,309
APP-17385444.FP.FTS.B, 15.24%, 8/12/27 22,618 22,846
APP-17439705.FP.FTS.B, 15.24%, 8/12/27 34,972 35,324
APP-15106325.FP.FTS.B, 23.24%, 8/28/27 17,533 17,291
APP-15098807.FP.FTS.B, 26.99%, 8/28/27 11,165 11,049
APP-16637910.FP.FTS.B, 16.24%, 8/31/27 17,021 1,641
APP-16679044.FP.FTS.B, 8.99%, 9/01/27 . 12,043 12,165
APP-16632155.FP.FTS.B, 11.49%, 9/01/27 15,696 15,876
APP-16448250.FP.FTS.B, 13.49%, 9/01/27 6,311 6,374
APP-16676570.FP.FTS.B, 15.24%, 9/01/27 19,062 19,023
APP-16714770.FP.FTS.B, 14.49%, 9/02/27 45,218 45,747
APP-16709500.FP.FTS.B, 15.49%, 9/02/27 44,944 45,438
APP-16718578.FP.FTS.B, 15.74%, 9/02/27 9,979 10,096
APP-16852920.FP.FTS.B, 10.99%, 9/04/27 34,881 35,300
APP-16640455.FP.FTS.B, 10.99%, 9/05/27 20,211 20,459
APP-16682911.FP.FTS.B, 14.49%, 9/05/27 15,940 8,050
APP-16800634.FP.FTS.B, 15.99%, 9/10/27 44,599 45,166
APP-16335596.FP.FTS.B, 10.99%, 9/12/27 23,943 24,290
APP-16627732.FP.FTS.B, 12.99%, 9/12/27 22,617 22,955
APP-16399010.FP.FTS.B, 15.24%, 9/12/27 19,170 19,438
APP-15052242.FP.FTS.B, 11.74%, 9/13/27 45,472 46,340
APP-16664397.FP.FTS.B, 12.99%, 9/13/27 22,626 22,972
APP-17484422.FP.FTS.B, 15.24%, 9/13/27 20,007 20,216
APP-10624729.FP.FTS.B, 15.74%, 9/13/27 24,602 24,976
APP-17458875.FP.FTS.B, 16.49%, 9/13/27 4,540 4,591
APP-16677695.FP.FTS.B, 12.99%, 9/14/27 24,447 24,829
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-16617425.FP.FTS.B, 9.49%, 9/15/27 . $ 18,858 $ 19,112
APP-16687847.FP.FTS.B, 9.49%, 9/15/27 . 17,917 18,184
APP-17011228.FP.FTS.B, 14.74%, 9/15/27 45,658 46,328
APP-16720658.FP.FTS.B, 15.24%, 9/15/27 35,392 35,904
APP-16686496.FP.FTS.B, 15.74%, 9/15/27 9,135 9,288
APP-17027051.FP.FTS.B, 14.49%, 9/16/27 12,915 13,081
APP-17010091.FP.FTS.B, 15.49%, 9/18/27 36,508 37,089
APP-17488419.FP.FTS.B, 16.49%, 9/20/27 5,465 1,557
APP-16637461.FP.FTS.B, 18.49%, 9/20/27 17,418 17,618
APP-17511251.FP.FTS.B, 17.99%, 9/21/27 21,851 4,158
APP-17497296.FP.FTS.B, 17.74%, 9/23/27 11,908 11,974
APP-17082038.FP.FTS.B, 12.49%, 9/26/27 27,743 28,192
APP-17385910.FP.FTS.B, 15.24%, 9/26/27 34,622 35,160
APP-17490395.FP.FTS.B, 15.24%, 9/26/27 30,066 30,533
APP-17115062.FP.FTS.B, 17.99%, 9/26/27 17,909 18,037
APP-17461708.FP.FTS.B, 12.49%, 9/27/27 28,640 29,113
APP-17239533.FP.FTS.B, 13.74%, 9/27/27 18,150 18,455
APP-17504832.FP.FTS.B, 13.74%, 9/27/27 19,897 20,191
APP-17102136.FP.FTS.B, 14.24%, 9/27/27 45,318 46,079
APP-17485387.FP.FTS.B, 15.24%, 9/27/27 33,473 34,006
APP-10590417.FP.FTS.B, 17.99%, 9/30/27 18,272 10,698
APP-12415203.FP.FTS.B, 21.24%, 11/21/27 21,981 21,893
APP-15602293.FP.FTS.B, 15.49%, 1/30/28 14,521 14,677
7,803,426
LendingClub Corp. - LCX
159198648.LC.FTS.B, 17.74%, 9/25/24 ... 5,594 5,524
158981937.LC.FTS.B, 16.12%, 9/26/24 ... 5,525 5,467
161888275.LC.FTS.B, 15.24%, 11/14/24 .. 6,022 5,875
162030908.LC.FTS.B, 12.4%, 11/19/24 ... 6,169 5,659
162266279.LC.FTS.B, 11.02%, 11/22/24 .. 11,329 11,004
161858763.LC.FTS.B, 14.3%, 11/29/24 ... 2,050 1,988
162318190.LC.FTS.B, 13.08%, 12/13/24 .. 2,201 1,998
163115691.LC.FTS.B, 13.08%, 12/13/24 .. 15,490 15,035
163517783.LC.FTS.B, 13.08%, 12/18/24 .. 9,781 9,013
163479653.LC.FTS.B, 20.55%, 12/30/24 .. 5,419 5,274
163615560.LC.FTS.B, 20.55%, 12/30/24 .. 7,038 6,878
163919650.LC.FTS.B, 20.55%, 12/30/24 .. 2,862 2,797
163989384.LC.FTS.B, 23.05%, 12/30/24 .. 9,674 9,452
164050345.LC.FTS.B, 13.08%, 12/31/24 .. 12,766 12,305
164510336.LC.FTS.B, 13.08%, 1/15/25 ... 12,840 11,999
164586812.LC.FTS.B, 8.19%, 1/27/25 ... 5,502 5,193
166081454.LC.FTS.B, 8.19%, 2/07/25 ... 16,590 16,210
162966512.LC.FTS.B, 11.02%, 2/12/25 ... 9,692 8,749
166603986.LC.FTS.B, 10.33%, 2/15/25 ... 6,554 6,354
166880211.LC.FTS.B, 8.19%, 2/18/25 .... 8,224 7,642
163292439.LC.FTS.B, 8.19%, 2/23/25 ... 6,924 6,350
166833583.LC.FTS.B, 13.08%, 2/24/25 ... 11,792 10,862
167466589.LC.FTS.B, 8.19%, 2/27/25 ... 5,392 5,068
166039716.LC.FTS.B, 10.33%, 2/28/25 ... 16,743 16,102
164067189.LC.FTS.B, 13.08%, 2/28/25 ... 16,605 15,936
165441115.LC.FTS.B, 8.81%, 3/24/25 .... 6,813 6,253
168296354.LC.FTS.B, 13.08%, 5/13/25 ... 10,120 9,257
168006688.LC.FTS.B, 8.19%, 11/21/25 ... 13,321 12,112
163941621.LC.FTS.B, Zero Cpn, 12/31/32 5,974 –
164077353.LC.FTS.B, 15.24%, 4/30/33 ... 656 655
167126995.LC.FTS.B, 23.05%, 5/02/33 ... 2,914 2,879
165899098.LC.FTS.B, Zero Cpn, 5/10/33 . 2,786 258

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
$ 240,148
LendingClub Corp. - LCX PM
169579201.LC.FTS.B, 10.81%, 9/14/23 ... $ 4,830 4,774
170462708.LC.FTS.B, 10.81%, 9/17/23 ... 3,178 3,141
170309569.LC.FTS.B, 19.12%, 9/17/23 ... 1,264 1,033
170617520.LC.FTS.B, 10.81%, 9/22/23 ... 3,019 2,964
170507906.LC.FTS.B, 10.81%, 9/23/23 ... 953 941
170767991.LC.FTS.B, 15.4%, 9/23/23 ... 335 334
170641460.LC.FTS.B, 14.02%, 9/24/23 ... 2,237 –
170374076.LC.FTS.B, 18.24%, 9/25/23 ... 871 868
170726414.LC.FTS.B, 9.56%, 9/28/23 ... 2,245 2,212
170377461.LC.FTS.B, 10.81%, 9/28/23 ... 3,228 3,192
170702407.LC.FTS.B, 10.81%, 9/28/23 ... 2,088 2,047
170737567.LC.FTS.B, 9.56%, 9/29/23 ... 187 184
170808772.LC.FTS.B, 10.81%, 9/29/23 ... 4,483 4,424
170929457.LC.FTS.B, 14.02%, 9/30/23 ... 236 232
170705708.LC.FTS.B, 9.56%, 10/05/23 ... 2,807 2,737
170268845.LC.FTS.B, 10.19%, 10/06/23 .. 2,845 2,785
170930834.LC.FTS.B, 10.19%, 10/06/23 .. 4,712 4,620
171032133.LC.FTS.B, 10.81%, 10/14/23 .. 380 374
170963456.LC.FTS.B, 19.95%, 10/14/23 .. 4,253 4,211
171252541.LC.FTS.B, 10.19%, 10/15/23 .. 283 279
171215486.LC.FTS.B, 10.81%, 10/15/23 .. 949 930
171271973.LC.FTS.B, 19.12%, 10/15/23 .. 2,085 2,075
171218548.LC.FTS.B, 9.56%, 10/20/23 ... 2,058 2,019
171361625.LC.FTS.B, 10.19%, 10/20/23 .. 1,859 1,832
171055998.LC.FTS.B, 14.02%, 10/20/23 .. 3,349 3,295
171428113.LC.FTS.B, 18.24%, 10/20/23 .. 3,511 3,465
171178790.LC.FTS.B, 8.46%, 10/21/23 ... 2,800 2,729
171245584.LC.FTS.B, 8.46%, 10/22/23 ... 1,016 1,001
171373758.LC.FTS.B, 10.19%, 10/22/23 .. 5,655 5,562
171444548.LC.FTS.B, 10.81%, 10/22/23 .. 6,684 6,579
170652695.LC.FTS.B, 14.02%, 10/24/23 .. 990 974
170976689.LC.FTS.B, 8.46%, 10/28/23 ... 2,899 2,846
171666793.LC.FTS.B, 18.24%, 10/28/23 .. 1,919 1,879
171357136.LC.FTS.B, 9.02%, 10/31/23 ... 2,179 2,124
171974686.LC.FTS.B, 10.81%, 11/17/23 .. 1,543 1,510
172045506.LC.FTS.B, 10.81%, 11/17/23 .. 3,246 3,190
172080082.LC.FTS.B, 9.02%, 11/18/23 ... 5,403 5,307
172294502.LC.FTS.B, 8.46%, 11/24/23 ... 2,147 2,109
172262310.LC.FTS.B, 9.56%, 12/04/23 ... 2,970 2,907
173236004.LC.FTS.B, 19.12%, 12/23/23 .. 2,737 2,724
173214358.LC.FTS.B, 19.12%, 12/28/23 .. 3,056 3,049
173241001.LC.FTS.B, 17.3%, 12/29/23 ... 1,138 1,119
173362025.LC.FTS.B, 20.74%, 12/29/23 .. 2,327 2,289
173536070.LC.FTS.B, 16.08%, 1/05/24 ... 741 730
173391094.LC.FTS.B, 17.3%, 1/05/24 ... 900 887
173509997.LC.FTS.B, 10.81%, 1/06/24 ... 1,408 1,365
172997854.LC.FTS.B, 19.12%, 1/08/24 ... 916 904
173417195.LC.FTS.B, 14.71%, 1/09/24 ... 4,396 4,312
173451209.LC.FTS.B, 18.24%, 1/09/24 ... 6,990 6,832
173898269.LC.FTS.B, 16.99%, 1/19/24 ... 3,950 3,939
173997873.LC.FTS.B, 17.49%, 1/20/24 ... 3,308 3,295
173397544.LC.FTS.B, 20.74%, 1/20/24 ... 1,117 1,107
173912279.LC.FTS.B, 9.99%, 1/21/24 ... 3,622 3,510
174033162.LC.FTS.B, 16.49%, 1/21/24 ... 744 743
174050191.LC.FTS.B, 16.99%, 1/22/24 ... 1,496 1,489
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
173826580.LC.FTS.B, 16.99%, 1/24/24 ... $ 6,038 $ 5,962
174172795.LC.FTS.B, 15.99%, 1/27/24 ... 2,061 2,041
174195278.LC.FTS.B, 16.49%, 1/27/24 ... 1,786 1,784
174192330.LC.FTS.B, 20.74%, 1/27/24 ... 4,982 5,017
174098270.LC.FTS.B, 6.74%, 2/01/24 ... 5,966 5,811
174115077.LC.FTS.B, 8.49%, 2/01/24 .... 9,111 8,913
174204894.LC.FTS.B, 12.34%, 2/01/24 ... 4,739 4,640
174276782.LC.FTS.B, 17.19%, 2/01/24 ... 330 328
170877107.LC.FTS.B, 17.3%, 3/02/24 ... 5,567 2,246
174033886.LC.FTS.B, 12.49%, 6/05/24 ... 8,978 7,594
170431322.LC.FTS.B, 18.24%, 9/14/25 ... 2,975 2,891
170592201.LC.FTS.B, 14.02%, 9/16/25 ... 11,398 10,956
170055181.LC.FTS.B, 16.08%, 9/16/25 ... 8,734 8,491
170639161.LC.FTS.B, 19.12%, 9/18/25 ... 6,002 5,841
170786159.LC.FTS.B, 14.02%, 9/25/25 ... 13,675 12,901
170163928.LC.FTS.B, 15.4%, 9/25/25 ... 5,817 5,665
170812112.LC.FTS.B, 14.02%, 9/29/25 ... 11,724 11,117
171032242.LC.FTS.B, 19.12%, 10/02/25 .. 9,246 8,935
170941274.LC.FTS.B, 16.08%, 10/05/25 .. 17,956 17,067
171264911.LC.FTS.B, 19.12%, 10/14/25 .. 9,246 8,965
171461721.LC.FTS.B, 16.08%, 10/20/25 .. 6,653 6,451
170983832.LC.FTS.B, 20.74%, 10/20/25 .. 16,357 15,730
171322854.LC.FTS.B, 16.08%, 10/22/25 .. 14,963 14,375
172156822.LC.FTS.B, 14.02%, 11/24/25 .. 6,025 5,506
172665217.LC.FTS.B, 15.4%, 12/04/25 ... 7,821 2,753
172752552.LC.FTS.B, 16.08%, 12/10/25 .. 7,567 7,353
173203429.LC.FTS.B, 15.4%, 12/23/25 ... 21,362 20,686
173295643.LC.FTS.B, 19.12%, 12/28/25 .. 7,961 7,768
172820246.LC.FTS.B, 15.4%, 12/30/25 ... 17,984 17,432
172843470.LC.FTS.B, 16.08%, 1/06/26 ... 11,632 11,344
173301532.LC.FTS.B, 17.3%, 1/06/26 ... 19,596 18,746
173496629.LC.FTS.B, 16.08%, 1/14/26 ... 17,927 16,619
172611713.LC.FTS.B, 19.12%, 1/14/26 ... 10,722 10,381
173772624.LC.FTS.B, 14.44%, 1/15/26 ... 3,184 3,039
173580706.LC.FTS.B, 17.3%, 1/15/26 ... 15,334 14,856
173816609.LC.FTS.B, 19.44%, 1/15/26 ... 3,509 638
173303101.LC.FTS.B, 19.95%, 1/15/26 ... 10,219 9,917
173821408.LC.FTS.B, 21.49%, 1/19/26 ... 10,554 10,414
173896730.LC.FTS.B, 23.99%, 1/19/26 ... 6,900 6,871
173933933.LC.FTS.B, 13.49%, 1/20/26 ... 12,626 11,865
173875674.LC.FTS.B, 14.74%, 1/20/26 ... 22,988 21,158
173270899.LC.FTS.B, 15.4%, 1/20/26 ... 26,058 24,704
173854798.LC.FTS.B, 21.49%, 1/20/26 ... 6,803 6,689
173998821.LC.FTS.B, 21.49%, 1/20/26 ... 6,765 6,677
173871807.LC.FTS.B, 21.99%, 1/20/26 ... 8,210 8,167
174045948.LC.FTS.B, 17.44%, 1/22/26 ... 12,426 12,138
174087634.LC.FTS.B, 23.99%, 1/22/26 ... 10,350 10,323
172757520.LC.FTS.B, 19.12%, 1/24/26 ... 7,643 7,439
173785381.LC.FTS.B, 16.74%, 1/25/26 ... 10,465 10,218
173956639.LC.FTS.B, 18.19%, 1/25/26 ... 4,369 4,236
173841383.LC.FTS.B, 21.49%, 1/25/26 ... 20,466 20,206
173813936.LC.FTS.B, 19.74%, 1/27/26 ... 16,005 15,831
173737758.LC.FTS.B, 9.59%, 1/28/26 ... 13,172 12,339
173910442.LC.FTS.B, 17.24%, 1/28/26 ... 13,452 13,087
173430770.LC.FTS.B, 13.33%, 2/01/26 ... 26,041 24,607
174278232.LC.FTS.B, 23.99%, 2/01/26 ... 21,022 20,785
700,492

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC
1478692.PS.FTS.B, 18.99%, 11/24/23 .... $ 1,378 $ 1,362
1491946.PS.FTS.B, 15.49%, 12/22/23 ... 964 47
1501929.PS.FTS.B, 14.19%, 12/31/23 ... 2,545 2,527
1579196.PS.FTS.B, 25.75%, 6/29/24 .... 2,805 2,747
1602993.PS.FTS.B, 8.7%, 7/23/24 ...... 15,593 15,336
1609512.PS.FTS.B, 16%, 8/05/24 ....... 4,532 4,406
1603345.PS.FTS.B, 12.8%, 8/06/24 ..... 1,262 1,230
1603735.PS.FTS.B, 14.7%, 8/06/24 ..... 38 38
1603741.PS.FTS.B, 16.6%, 8/06/24 ..... 3,793 3,689
1603033.PS.FTS.B, 24.6%, 8/07/24 ..... 4,288 4,232
1611408.PS.FTS.B, 15.4%, 8/09/24 ..... 5,013 4,881
1611363.PS.FTS.B, 18.24%, 8/09/24 .... 6,141 5,978
1613184.PS.FTS.B, 15.6%, 8/11/24 ..... 5,021 4,892
1604249.PS.FTS.B, 13.4%, 8/13/24 ..... 2,717 2,643
1602197.PS.FTS.B, 18.41%, 8/14/24 .... 2,507 2,442
1610184.PS.FTS.B, 13.4%, 8/15/24 ..... 6,472 6,274
1610577.PS.FTS.B, 19.8%, 8/21/24 ..... 3,413 3,347
1608881.PS.FTS.B, 14.7%, 8/23/24 ..... 1,496 1,464
1609535.PS.FTS.B, 26.21%, 8/24/24 .... 5,407 5,419
1610579.PS.FTS.B, 15%, 8/25/24 ....... 2,499 2,448
1620627.PS.FTS.B, 16.9%, 8/25/24 ..... 5,577 5,461
1615387.PS.FTS.B, 15.1%, 8/27/24 ..... 3,097 425
1622424.PS.FTS.B, 16.1%, 8/27/24 ..... 2,127 2,116
1623215.PS.FTS.B, 24.81%, 9/20/24 .... 2,932 2,907
1634217.PS.FTS.B, 24.51%, 9/21/24 .... 5,673 5,641
1623656.PS.FTS.B, 25.71%, 9/21/24 .... 5,663 5,653
1628356.PS.FTS.B, 11.6%, 9/22/24 ..... 1,288 1,253
1635087.PS.FTS.B, 12.3%, 9/22/24 ..... 5,177 5,036
1635063.PS.FTS.B, 14.56%, 9/22/24 .... 6,001 5,839
1624643.PS.FTS.B, 15.12%, 9/22/24 .... 1,974 1,927
1635060.PS.FTS.B, 16.64%, 9/22/24 .... 8,004 7,811
1624631.PS.FTS.B, 17.8%, 9/22/24 ..... 10,829 1,526
1624646.PS.FTS.B, 18.4%, 9/22/24 ..... 1,620 1,603
1624622.PS.FTS.B, 18.41%, 9/22/24 .... 8,584 8,376
1628338.PS.FTS.B, 18.41%, 9/22/24 .... 5,353 5,223
1618983.PS.FTS.B, 19.8%, 9/22/24 ..... 3,724 3,673
1635348.PS.FTS.B, 26.3%, 9/22/24 ..... 1,137 1,135
1635768.PS.FTS.B, 14.89%, 9/23/24 .... 5,148 5,026
1629058.PS.FTS.B, 15.7%, 9/23/24 ..... 1,326 1,294
1635762.PS.FTS.B, 17.96%, 9/23/24 .... 4,543 –
1625948.PS.FTS.B, 11.6%, 9/24/24 ..... 5,152 5,016
1636260.PS.FTS.B, 12.76%, 9/24/24 .... 1,039 1,011
1636335.PS.FTS.B, 13%, 9/24/24 ....... 7,805 7,598
1636458.PS.FTS.B, 13.8%, 9/24/24 ..... 2,355 2,292
1636308.PS.FTS.B, 14.56%, 9/24/24 .... 1,578 1,536
1626602.PS.FTS.B, 16.1%, 9/24/24 ..... 2,337 2,283
1625990.PS.FTS.B, 16.28%, 9/24/24 .... 18,631 18,195
1621098.PS.FTS.B, 17.5%, 9/24/24 ..... 916 358
1629244.PS.FTS.B, 17.96%, 9/24/24 .... 5,223 5,100
1636317.PS.FTS.B, 18.2%, 9/24/24 ..... 2,157 2,137
1636947.PS.FTS.B, 20.34%, 9/24/24 .... 1,094 1,084
1630390.PS.FTS.B, 11.6%, 9/27/24 ..... 5,428 5,349
1630750.PS.FTS.B, 11.7%, 9/27/24 ..... 6,359 6,268
1637526.PS.FTS.B, 12.3%, 9/27/24 ..... 8,182 8,068
1630264.PS.FTS.B, 13.3%, 9/27/24 ..... 2,184 2,156
1626884.PS.FTS.B, 15%, 9/27/24 ....... 4,442 4,405
1637235.PS.FTS.B, 15.1%, 9/27/24 ..... 2,778 2,755
1630384.PS.FTS.B, 16%, 9/27/24 ....... 5,583 5,540
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1630447.PS.FTS.B, 16%, 9/27/24 ....... $ 2,235 $ 2,218
1637214.PS.FTS.B, 16.39%, 9/27/24 .... 3,814 3,781
1630396.PS.FTS.B, 16.43%, 9/27/24 .... 10,704 10,626
1630414.PS.FTS.B, 16.43%, 9/27/24 .... 1,121 1,113
1630936.PS.FTS.B, 12%, 9/28/24 ....... 4,572 4,417
1631188.PS.FTS.B, 13.36%, 9/28/24 .... 5,767 5,571
1630918.PS.FTS.B, 13.8%, 9/28/24 ..... 4,407 4,257
1630933.PS.FTS.B, 13.81%, 9/28/24 .... 8,264 7,982
1627928.PS.FTS.B, 14.7%, 9/28/24 ..... 3,107 2,999
1627706.PS.FTS.B, 15.1%, 9/28/24 ..... 1,111 1,072
1627796.PS.FTS.B, 15.4%, 9/28/24 ..... 5,567 5,372
1628048.PS.FTS.B, 15.4%, 9/28/24 ..... 3,820 3,687
1630837.PS.FTS.B, 15.4%, 9/28/24 ..... 2,802 2,697
1638096.PS.FTS.B, 16.1%, 9/28/24 ..... 1,204 1,173
1627961.PS.FTS.B, 19.3%, 9/28/24 ..... 1,141 1,113
1631467.PS.FTS.B, 20.46%, 9/28/24 .... 7,155 6,965
1638306.PS.FTS.B, 21.56%, 9/28/24 .... 3,163 3,079
1639584.PS.FTS.B, 14.49%, 9/30/24 .... 4,311 4,217
1627514.PS.FTS.B, 13.5%, 10/02/24 .... 5,556 5,359
1625708.PS.FTS.B, 17.8%, 10/10/24 .... 6,846 6,737
1630822.PS.FTS.B, 13.86%, 10/11/24 .... 8,893 8,561
1638078.PS.FTS.B, 18.11%, 10/11/24 .... 7,133 4,091
1642194.PS.FTS.B, 19.5%, 10/17/24 .... 12,018 3,082
1639245.PS.FTS.B, 11.6%, 10/21/24 .... 2,933 2,837
1638108.PS.FTS.B, 16.5%, 10/25/24 .... 5,353 5,211
1655337.PS.FTS.B, 12%, 10/27/24 ...... 4,610 4,533
1648597.PS.FTS.B, 15.5%, 10/27/24 .... 5,864 5,790
1655466.PS.FTS.B, 17.8%, 10/27/24 .... 8,893 8,940
1648606.PS.FTS.B, 18.11%, 10/27/24 .... 1,782 1,767
1656180.PS.FTS.B, 10.8%, 10/28/24 .... 5,108 4,927
1656192.PS.FTS.B, 10.97%, 10/28/24 ... 3,379 –
1649488.PS.FTS.B, 11.7%, 10/28/24 .... 6,280 6,057
1646303.PS.FTS.B, 11.89%, 10/28/24 .... 8,573 8,269
1656015.PS.FTS.B, 12.3%, 10/28/24 .... 5,730 5,527
1649524.PS.FTS.B, 14.39%, 10/28/24 ... 1,161 1,118
1649797.PS.FTS.B, 17.05%, 10/28/24 ... 7,984 7,667
1656462.PS.FTS.B, 27.62%, 10/28/24 ... 9,409 9,211
1647104.PS.FTS.B, 10.8%, 10/29/24 .... 2,836 2,736
1647374.PS.FTS.B, 13.13%, 10/29/24 ... 4,032 3,884
1650016.PS.FTS.B, 13.5%, 10/29/24 .... 11,547 11,123
1650442.PS.FTS.B, 16.57%, 10/29/24 ... 8,922 8,571
1656681.PS.FTS.B, 17%, 10/29/24 ...... 1,394 183
1650046.PS.FTS.B, 19.41%, 10/29/24 ... 13,637 13,262
1628921.PS.FTS.B, 13.7%, 10/31/24 .... 11,708 11,279
1657803.PS.FTS.B, 13.13%, 11/01/24 .... 6,047 5,829
1648730.PS.FTS.B, 17%, 11/02/24 ...... 7,077 6,896
1651990.PS.FTS.B, 18.41%, 11/02/24 .... 14,910 14,337
1651379.PS.FTS.B, 10.8%, 11/05/24 .... 9,080 8,772
1654657.PS.FTS.B, 12.3%, 11/05/24 .... 15,686 3,664
1661403.PS.FTS.B, 14.11%, 11/05/24 .... 14,486 13,993
1635077.PS.FTS.B, 20.57%, 11/05/24 .... 9,239 9,011
1658215.PS.FTS.B, 16%, 11/08/24 ...... 4,966 4,799
1653476.PS.FTS.B, 10.8%, 11/09/24 .... 1,703 1,646
1665852.PS.FTS.B, 11.79%, 11/09/24 .... 6,853 6,627
1652624.PS.FTS.B, 12.3%, 11/09/24 .... 2,292 2,216
1653332.PS.FTS.B, 12.79%, 11/09/24 .... 11,494 11,102
1652882.PS.FTS.B, 13.4%, 11/09/24 .... 2,674 2,596
1652855.PS.FTS.B, 13.41%, 11/09/24 .... 6,181 5,961

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1659070.PS.FTS.B, 13.7%, 11/09/24 .... $ 6,366 $ 1,547
1659052.PS.FTS.B, 15.29%, 11/09/24 .... 2,335 2,257
1659220.PS.FTS.B, 16.6%, 11/09/24 .... 5,904 5,752
1652864.PS.FTS.B, 17%, 11/09/24 ...... 18,143 –
1659274.PS.FTS.B, 19.5%, 11/09/24 .... 8,381 8,194
1665651.PS.FTS.B, 19.6%, 11/09/24 .... 8,985 8,785
1652858.PS.FTS.B, 20.24%, 11/09/24 .... 1,804 1,763
1654004.PS.FTS.B, 15.29%, 11/10/24 .... 2,918 2,822
1654961.PS.FTS.B, 11.88%, 11/12/24 .... 8,571 8,294
1654955.PS.FTS.B, 15.5%, 11/12/24 .... 5,722 5,538
1660819.PS.FTS.B, 17%, 11/12/24 ...... 1,769 1,733
1661158.PS.FTS.B, 17%, 11/12/24 ...... 1,179 1,155
1652873.PS.FTS.B, 19.6%, 11/14/24 .... 6,960 1,790
1662559.PS.FTS.B, 13.1%, 11/15/24 .... 7,089 –
1486265.PS.FTS.B, 19.99%, 11/16/24 .... 6,319 6,207
1658144.PS.FTS.B, 14.49%, 11/17/24 .... 17,310 16,923
1672080.PS.FTS.B, 18.41%, 11/19/24 .... 6,139 5,955
1503354.PS.FTS.B, 20.74%, 11/24/24 .... 3,068 2,989
1680283.PS.FTS.B, 11.07%, 12/16/24 .... 2,682 2,594
1674119.PS.FTS.B, 11.6%, 12/16/24 ..... 5,978 5,783
1674128.PS.FTS.B, 12.3%, 12/16/24 .... 1,518 1,469
1687134.PS.FTS.B, 12.6%, 12/16/24 .... 4,209 4,072
1686729.PS.FTS.B, 13.36%, 12/16/24 ... 9,061 8,765
1687119.PS.FTS.B, 13.5%, 12/16/24 .... 9,068 8,771
1680238.PS.FTS.B, 13.81%, 12/16/24 ... 15,141 14,647
1673705.PS.FTS.B, 16%, 12/16/24 ...... 6,134 5,932
1686747.PS.FTS.B, 16.5%, 12/16/24 .... 3,081 3,011
1686726.PS.FTS.B, 18.41%, 12/16/24 ... 15,547 15,033
1674134.PS.FTS.B, 19.5%, 12/16/24 .... 1,336 1,298
1680268.PS.FTS.B, 19.6%, 12/16/24 .... 7,893 1,969
1680457.PS.FTS.B, 13.1%, 12/17/24 .... 9,496 7,844
1674263.PS.FTS.B, 18.9%, 12/17/24 .... 894 39
1689480.PS.FTS.B, 13.7%, 12/21/24 .... 4,613 1,127
1689501.PS.FTS.B, 15.9%, 12/21/24 .... 6,131 5,940
1676387.PS.FTS.B, 16.2%, 12/21/24 .... 6,141 6,026
1674137.PS.FTS.B, 18.2%, 12/21/24 .... 1,248 1,217
1689111.PS.FTS.B, 23.4%, 12/21/24 ..... 5,351 –
1689882.PS.FTS.B, 15.29%, 12/22/24 ... 3,360 3,257
1683052.PS.FTS.B, 16.2%, 12/22/24 .... 1,228 1,206
1683121.PS.FTS.B, 16.8%, 12/22/24 .... 15,406 14,932
1689870.PS.FTS.B, 18.09%, 12/22/24 ... 3,758 3,675
1683241.PS.FTS.B, 22.6%, 12/22/24 .... 2,545 2,524
1678466.PS.FTS.B, 11.4%, 12/24/24 .... 4,794 4,643
1690275.PS.FTS.B, 21.5%, 12/25/24 .... 5,707 5,580
1677272.PS.FTS.B, 11.6%, 12/28/24 .... 8,285 1,061
1685272.PS.FTS.B, 16.7%, 12/28/24 .... 15,485 9,181
1681405.PS.FTS.B, 16.9%, 12/28/24 .... 9,871 9,516
1692336.PS.FTS.B, 21.8%, 12/28/24 .... 6,288 6,053
1686151.PS.FTS.B, 14.6%, 12/29/24 .... 1,270 1,218
1675928.PS.FTS.B, 10.97%, 12/30/24 ... 6,229 6,020
1679818.PS.FTS.B, 17.8%, 12/30/24 .... 10,461 10,165
1693752.PS.FTS.B, 23.9%, 12/30/24 .... 3,366 3,262
1686607.PS.FTS.B, 26.09%, 12/30/24 ... 2,021 1,999
1676435.PS.FTS.B, 16.93%, 12/31/24 ... 8,085 7,797
1694922.PS.FTS.B, 24.11%, 1/03/25 .... 2,001 1,953
1695360.PS.FTS.B, 13.3%, 1/04/25 ..... 3,152 3,037
1683092.PS.FTS.B, 24.4%, 1/04/25 ..... 3,339 3,262
1695489.PS.FTS.B, 25.4%, 1/04/25 ..... 7,346 100
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1684433.PS.FTS.B, 24.4%, 1/06/25 ..... $ 3,226 $ 3,153
1697064.PS.FTS.B, 24.4%, 1/06/25 ..... 1,330 1,301
1684775.PS.FTS.B, 24.11%, 1/07/25 .... 4,668 4,570
1687799.PS.FTS.B, 13.41%, 1/12/25 .... 9,146 8,816
1694614.PS.FTS.B, 11.4%, 1/13/25 ..... 2,495 2,410
1688987.PS.FTS.B, 12%, 1/13/25 ....... 5,633 5,440
1694584.PS.FTS.B, 12.2%, 1/13/25 ..... 12,532 12,102
1701780.PS.FTS.B, 12.3%, 1/13/25 ..... 9,404 9,081
1688570.PS.FTS.B, 13.87%, 1/13/25 .... 3,794 3,658
1701399.PS.FTS.B, 16%, 1/13/25 ....... 4,478 4,317
1688558.PS.FTS.B, 16.43%, 1/13/25 .... 1,924 1,854
1701342.PS.FTS.B, 17.7%, 1/13/25 ..... 16,137 15,723
1694587.PS.FTS.B, 19.6%, 1/13/25 ..... 6,519 6,351
1701789.PS.FTS.B, 22.5%, 1/13/25 ..... 1,802 1,509
1694602.PS.FTS.B, 23.3%, 1/13/25 ..... 7,873 –
1701807.PS.FTS.B, 24.09%, 1/13/25 .... 1,334 1,310
1689359.PS.FTS.B, 12.3%, 1/14/25 ..... 3,152 3,042
1689344.PS.FTS.B, 13.9%, 1/14/25 ..... 6,325 6,100
1695688.PS.FTS.B, 13.96%, 1/14/25 .... 4,113 3,972
1702149.PS.FTS.B, 15%, 1/14/25 ....... 6,363 6,136
1695340.PS.FTS.B, 15.7%, 1/14/25 ..... 6,387 6,159
1689368.PS.FTS.B, 16.2%, 1/14/25 ..... 3,229 3,137
1695364.PS.FTS.B, 16.8%, 1/14/25 ..... 3,229 3,107
1695355.PS.FTS.B, 18.4%, 1/14/25 ..... 3,239 3,158
1695982.PS.FTS.B, 25.4%, 1/14/25 ..... 5,051 4,943
1684772.PS.FTS.B, 24.4%, 1/15/25 ..... 3,381 3,295
1702809.PS.FTS.B, 14.89%, 1/18/25 .... 15,898 15,355
1690361.PS.FTS.B, 18.5%, 1/18/25 ..... 2,593 2,533
1696480.PS.FTS.B, 18.8%, 1/18/25 ..... 3,246 3,171
1697491.PS.FTS.B, 16.7%, 1/19/25 ..... 3,226 3,142
1704390.PS.FTS.B, 17.8%, 1/19/25 ..... 1,292 1,263
1692221.PS.FTS.B, 23%, 1/19/25 ....... 4,612 4,548
1676915.PS.FTS.B, 12.3%, 1/20/25 ..... 6,333 6,122
1699183.PS.FTS.B, 13.05%, 1/20/25 .... 22,035 21,302
1700809.PS.FTS.B, 22.6%, 1/24/25 ..... 3,309 3,275
1696034.PS.FTS.B, 13.5%, 1/25/25 ..... 1,256 1,217
1709424.PS.FTS.B, 23.4%, 1/26/25 ..... 1,418 1,399
1689338.PS.FTS.B, 16.02%, 1/28/25 .... 12,631 1,737
1706926.PS.FTS.B, 19.8%, 2/01/25 ..... 4,068 3,926
1706807.PS.FTS.B, 17.8%, 2/11/25 ..... 2,686 2,607
1715170.PS.FTS.B, 10.8%, 2/15/25 ..... 1,945 1,878
1708031.PS.FTS.B, 12.9%, 2/15/25 ..... 5,046 4,872
1708067.PS.FTS.B, 13%, 2/15/25 ....... 6,557 6,330
1708037.PS.FTS.B, 13.36%, 2/15/25 .... 2,298 2,223
1715161.PS.FTS.B, 14.11%, 2/15/25 .... 1,633 1,585
1708070.PS.FTS.B, 14.2%, 2/15/25 ..... 6,589 6,346
1708871.PS.FTS.B, 14.49%, 2/15/25 .... 6,607 6,363
1721421.PS.FTS.B, 16.3%, 2/15/25 ..... 12,410 12,028
1715173.PS.FTS.B, 16.6%, 2/15/25 ..... 2,684 2,585
1721052.PS.FTS.B, 16.8%, 2/15/25 ..... 2,339 2,252
1708055.PS.FTS.B, 20.25%, 2/15/25 .... 18,041 2,420
1708904.PS.FTS.B, 23.4%, 2/15/25 ..... 3,447 3,381
1708478.PS.FTS.B, 24.34%, 2/15/25 .... 3,283 3,216
1708040.PS.FTS.B, 26.46%, 2/15/25 .... 2,796 2,741
1716160.PS.FTS.B, 11.55%, 2/16/25 .... 6,509 6,285
1715854.PS.FTS.B, 13.2%, 2/16/25 ..... 4,529 4,364
1716088.PS.FTS.B, 17.8%, 2/16/25 ..... 3,358 3,268
1715845.PS.FTS.B, 19.83%, 2/16/25 .... 7,482 1,011

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1709591.PS.FTS.B, 22.6%, 2/16/25 ..... $ 10,727 $ 9,133
1723593.PS.FTS.B, 22.6%, 2/18/25 ..... 10,304 10,126
1722492.PS.FTS.B, 16.64%, 2/20/25 .... 6,697 6,439
1709597.PS.FTS.B, 18.5%, 2/20/25 ..... 4,054 3,931
1724859.PS.FTS.B, 11.4%, 2/22/25 ..... 5,940 5,747
1724148.PS.FTS.B, 12.3%, 2/22/25 ..... 5,897 5,700
1718062.PS.FTS.B, 20.4%, 2/22/25 ..... 1,360 1,327
1713806.PS.FTS.B, 10.07%, 2/23/25 .... 25,835 25,193
1713725.PS.FTS.B, 13.9%, 2/23/25 ..... 5,904 5,703
1721427.PS.FTS.B, 17.96%, 2/24/25 .... 11,835 11,369
1712954.PS.FTS.B, 12.4%, 2/26/25 ..... 2,720 2,631
1716226.PS.FTS.B, 13.9%, 2/28/25 ..... 5,795 5,571
1715152.PS.FTS.B, 21%, 2/28/25 ....... 7,154 6,959
1708484.PS.FTS.B, 22.6%, 2/28/25 ..... 2,889 2,810
1710380.PS.FTS.B, 23.59%, 2/28/25 .... 2,130 2,087
1730775.PS.FTS.B, 16.3%, 3/03/25 ..... 1,345 1,296
1708448.PS.FTS.B, 15.86%, 3/14/25 .... 11,111 9,147
1740433.PS.FTS.B, 8.6%, 3/23/25 ...... 700 696
1748893.PS.FTS.B, 21.5%, 4/05/25 ..... 2,621 –
1635648.PS.FTS.B, 17.54%, 6/30/25 .... 10,988 5,319
1683602.PS.FTS.B, 23.4%, 7/05/25 ..... 1,714 1,649
1632058.PS.FTS.B, 12.9%, 8/29/25 ..... 4,280 4,123
1626683.PS.FTS.B, 15.4%, 9/26/25 ..... 3,881 3,724
1655328.PS.FTS.B, 15.4%, 9/27/25 ..... 1,992 1,200
1638183.PS.FTS.B, 17.71%, 9/27/25 .... 9,563 9,280
1696479.PS.FTS.B, 25.4%, 11/16/25 .... 6,960 –
1681039.PS.FTS.B, 14.49%, 11/20/25 .... 6,499 –
1489833.PS.FTS.B, 16.99%, 11/30/25 .... 6,350 6,104
1705071.PS.FTS.B, 18.7%, 12/01/25 .... 3,785 2,357
1689362.PS.FTS.B, 13.77%, 12/14/25 ... 29,999 15,539
1485878.PS.FTS.B, 11.99%, 12/17/25 .... 9,702 9,574
1706328.PS.FTS.B, 24.4%, 12/21/25 .... 484 478
1592846.PS.FTS.B, 15.9%, 7/23/26 ..... 5,885 5,684
1599437.PS.FTS.B, 16.5%, 8/05/26 ..... 26,336 25,285
1599440.PS.FTS.B, 26.4%, 8/05/26 ..... 1,594 1,595
1599782.PS.FTS.B, 29.08%, 8/05/26 .... 3,333 883
1600460.PS.FTS.B, 15.2%, 8/06/26 ..... 11,193 10,752
1603750.PS.FTS.B, 15.9%, 8/06/26 ..... 5,997 5,760
1600466.PS.FTS.B, 18.73%, 8/06/26 .... 11,446 10,989
1603759.PS.FTS.B, 20.59%, 8/06/26 .... 7,716 7,540
1604551.PS.FTS.B, 13.74%, 8/09/26 .... 17,181 16,578
1611384.PS.FTS.B, 13.88%, 8/09/26 .... 7,397 7,129
1611387.PS.FTS.B, 19.33%, 8/09/26 .... 6,893 6,747
1611390.PS.FTS.B, 22.8%, 8/09/26 ..... 1,563 1,569
1611810.PS.FTS.B, 13%, 8/10/26 ....... 1,838 1,772
1606042.PS.FTS.B, 14.74%, 8/10/26 .... 11,916 11,475
1611807.PS.FTS.B, 19.33%, 8/10/26 .... 11,487 11,251
1612131.PS.FTS.B, 19.48%, 8/10/26 .... 5,749 5,631
1602347.PS.FTS.B, 20.3%, 8/10/26 ..... 1,541 1,509
1612149.PS.FTS.B, 20.7%, 8/10/26 ..... 4,633 4,536
1612140.PS.FTS.B, 23.74%, 8/10/26 .... 5,107 4,998
1606183.PS.FTS.B, 12.6%, 8/11/26 ..... 11,000 10,607
1606945.PS.FTS.B, 12.5%, 8/12/26 ..... 5,937 734
1607296.PS.FTS.B, 13.3%, 8/12/26 ..... 4,435 4,274
1603532.PS.FTS.B, 20.5%, 8/12/26 ..... 8,136 7,942
1602449.PS.FTS.B, 25%, 8/15/26 ....... 1,585 1,582
1611322.PS.FTS.B, 12.5%, 8/19/26 ..... 25,650 24,777
1618149.PS.FTS.B, 13.7%, 8/19/26 ..... 8,127 7,850
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1604576.PS.FTS.B, 18.3%, 8/19/26 ..... $ 7,640 $ 7,466
1611805.PS.FTS.B, 16.18%, 8/20/26 .... 22,152 21,382
1611804.PS.FTS.B, 18%, 8/22/26 ....... 19,153 18,693
1619901.PS.FTS.B, 13.5%, 8/24/26 ..... 8,854 8,562
1620930.PS.FTS.B, 15.8%, 8/25/26 ..... 7,334 7,089
1615105.PS.FTS.B, 12.7%, 8/26/26 ..... 14,219 13,757
1615738.PS.FTS.B, 13.3%, 8/27/26 ..... 3,005 2,944
1612100.PS.FTS.B, 16.3%, 8/27/26 ..... 7,654 7,516
1615246.PS.FTS.B, 16.64%, 8/27/26 .... 9,204 9,041
1615636.PS.FTS.B, 12.5%, 8/30/26 ..... 11,228 10,845
1612853.PS.FTS.B, 13%, 8/30/26 ....... 29,992 28,824
1611798.PS.FTS.B, 25.74%, 9/01/26 .... 8,213 8,110
1617610.PS.FTS.B, 15.29%, 9/11/26 .... 10,358 9,891
1622321.PS.FTS.B, 19.23%, 9/17/26 .... 2,336 2,288
1634619.PS.FTS.B, 19%, 9/21/26 ....... 7,775 7,633
1624628.PS.FTS.B, 12.9%, 9/22/26 ..... 18,731 18,090
1625300.PS.FTS.B, 11.79%, 9/23/26 .... 5,207 5,031
1625246.PS.FTS.B, 12.5%, 9/23/26 ..... 7,100 6,858
1626002.PS.FTS.B, 11.7%, 9/24/26 ..... 18,586 17,960
1630114.PS.FTS.B, 11.7%, 9/24/26 ...... 6,691 6,466
1630111.PS.FTS.B, 13.03%, 9/24/26 ..... 12,373 11,955
1629628.PS.FTS.B, 14.31%, 9/24/26 .... 9,071 8,755
1630660.PS.FTS.B, 11.79%, 9/27/26 .... 5,419 1,174
1637199.PS.FTS.B, 12.4%, 9/27/26 ..... 12,180 11,913
1637250.PS.FTS.B, 13.4%, 9/27/26 ..... 5,708 733
1626860.PS.FTS.B, 15%, 9/27/26 ....... 5,026 4,922
1631629.PS.FTS.B, 11.7%, 9/28/26 ..... 3,094 2,979
1631647.PS.FTS.B, 12.7%, 9/28/26 ..... 11,321 10,868
1638105.PS.FTS.B, 13.4%, 9/28/26 ..... 4,978 4,779
1628072.PS.FTS.B, 14.53%, 9/28/26 .... 15,498 14,875
1627559.PS.FTS.B, 14.89%, 9/28/26 .... 13,135 12,537
1638453.PS.FTS.B, 16.1%, 9/28/26 ..... 11,671 11,138
1639041.PS.FTS.B, 11.7%, 9/29/26 ..... 11,370 10,918
1627703.PS.FTS.B, 13.41%, 9/30/26 .... 4,939 230
1626833.PS.FTS.B, 14.7%, 10/01/26 .... 11,611 11,172
1469063.PS.FTS.B, 19.24%, 10/12/26 ... 9,018 8,733
1646769.PS.FTS.B, 11.79%, 10/13/26 .... 8,503 8,205
1648282.PS.FTS.B, 14%, 10/26/26 ...... 11,744 11,323
1648288.PS.FTS.B, 14.96%, 10/26/26 ... 9,839 9,485
1645223.PS.FTS.B, 10.5%, 10/27/26 .... 6,905 6,740
1645646.PS.FTS.B, 10.8%, 10/27/26 .... 11,530 11,255
1648582.PS.FTS.B, 10.9%, 10/27/26 .... 7,691 7,509
1645232.PS.FTS.B, 11.2%, 10/27/26 .... 8,967 8,760
1645649.PS.FTS.B, 12.7%, 10/27/26 .... 5,440 5,319
1655325.PS.FTS.B, 13.08%, 10/27/26 ... 15,811 15,464
1648945.PS.FTS.B, 14.29%, 10/27/26 ... 27,447 26,821
1648588.PS.FTS.B, 14.39%, 10/27/26 ... 11,770 11,502
1648621.PS.FTS.B, 15.29%, 10/27/26 ... 27,599 26,990
1655580.PS.FTS.B, 21%, 10/27/26 ...... 12,231 –
1646309.PS.FTS.B, 9.62%, 10/28/26 .... 11,850 11,372
1649809.PS.FTS.B, 11.1%, 10/28/26 .... 4,668 4,477
1649791.PS.FTS.B, 15.1%, 10/28/26 .... 19,693 18,765
1646066.PS.FTS.B, 16.18%, 10/28/26 ... 11,885 11,324
1645916.PS.FTS.B, 16.3%, 10/28/26 .... 2,725 2,617
1646072.PS.FTS.B, 28.23%, 10/28/26 ... 9,898 9,702
1650307.PS.FTS.B, 10.08%, 10/29/26 ... 9,949 9,550
1647161.PS.FTS.B, 10.5%, 10/29/26 .... 5,371 5,155
1657278.PS.FTS.B, 10.5%, 10/29/26 .... 6,043 5,801

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1650655.PS.FTS.B, 10.71%, 10/29/26 ... $ 3,896 $ 3,785
1646819.PS.FTS.B, 11.2%, 10/29/26 .... 3,082 2,958
1650901.PS.FTS.B, 11.2%, 10/29/26 .... 11,941 11,461
1650547.PS.FTS.B, 13.7%, 10/29/26 .... 9,209 8,779
1650847.PS.FTS.B, 13.93%, 10/29/26 ... 6,261 6,008
1647071.PS.FTS.B, 14.38%, 10/29/26 ... 15,692 15,058
1650865.PS.FTS.B, 15.18%, 10/29/26 ... 7,880 7,562
1646828.PS.FTS.B, 15.29%, 10/29/26 ... 16,559 15,784
1656183.PS.FTS.B, 14.38%, 10/31/26 ... 5,894 5,653
1655343.PS.FTS.B, 16.65%, 10/31/26 ... 10,627 10,388
1648990.PS.FTS.B, 18.33%, 10/31/26 ... 13,655 13,290
1647098.PS.FTS.B, 11.55%, 11/01/26 .... 23,136 22,206
1649806.PS.FTS.B, 12.33%, 11/01/26 .... 12,000 6,351
1651774.PS.FTS.B, 11.89%, 11/02/26 .... 6,575 6,314
1648793.PS.FTS.B, 26.43%, 11/02/26 .... 8,328 8,194
1646054.PS.FTS.B, 15.1%, 11/03/26 .... 2,509 2,391
1650023.PS.FTS.B, 14.79%, 11/04/26 .... 8,649 8,393
1661388.PS.FTS.B, 11.55%, 11/05/26 .... 3,088 2,967
1650968.PS.FTS.B, 16.33%, 11/05/26 .... 14,272 13,630
1654723.PS.FTS.B, 18.6%, 11/05/26 .... 6,820 6,593
1648496.PS.FTS.B, 19%, 11/07/26 ...... 4,033 3,876
1651754.PS.FTS.B, 10.5%, 11/08/26 .... 15,344 14,757
1658080.PS.FTS.B, 14.63%, 11/08/26 .... 11,784 11,269
1651784.PS.FTS.B, 16.18%, 11/08/26 .... 19,805 18,936
1652300.PS.FTS.B, 21.18%, 11/08/26 .... 11,655 11,274
1666515.PS.FTS.B, 11.2%, 11/09/26 ..... 18,489 17,785
1665864.PS.FTS.B, 11.97%, 11/09/26 .... 6,578 6,327
1666449.PS.FTS.B, 14.6%, 11/09/26 .... 9,033 8,641
1658839.PS.FTS.B, 14.68%, 11/09/26 .... 11,787 11,335
1658842.PS.FTS.B, 17%, 11/09/26 ...... 9,946 9,639
1659079.PS.FTS.B, 19%, 11/09/26 ...... 4,824 4,673
1665660.PS.FTS.B, 27.4%, 11/09/26 .... 5,854 5,783
1654196.PS.FTS.B, 11.6%, 11/10/26 ..... 15,384 14,802
1667148.PS.FTS.B, 11.6%, 11/10/26 ..... 6,950 6,686
1660714.PS.FTS.B, 13.6%, 11/10/26 .... 7,950 4,228
1651394.PS.FTS.B, 15.29%, 11/10/26 .... 15,816 15,081
1654735.PS.FTS.B, 18.25%, 11/10/26 .... 20,091 19,343
1660333.PS.FTS.B, 21.18%, 11/10/26 .... 3,249 3,147
1654187.PS.FTS.B, 22.5%, 11/10/26 .... 12,291 12,092
1667997.PS.FTS.B, 11.79%, 11/12/26 .... 6,957 6,697
1655114.PS.FTS.B, 12.32%, 11/12/26 .... 9,305 8,956
1667757.PS.FTS.B, 18.25%, 11/12/26 .... 10,412 10,103
1667178.PS.FTS.B, 13.3%, 11/15/26 .... 7,819 7,470
1661914.PS.FTS.B, 13.5%, 11/15/26 .... 19,516 18,712
1661875.PS.FTS.B, 18.33%, 11/15/26 .... 12,019 11,681
1661797.PS.FTS.B, 21%, 11/15/26 ...... 1,624 1,613
1657538.PS.FTS.B, 21.3%, 11/16/26 .... 1,649 1,631
1658339.PS.FTS.B, 16%, 11/17/26 ...... 5,936 5,778
1653086.PS.FTS.B, 18.2%, 11/19/26 .... 10,079 9,726
1656447.PS.FTS.B, 14.38%, 11/27/26 .... 17,613 17,118
1664327.PS.FTS.B, 13.5%, 11/30/26 .... 3,178 3,026
1687146.PS.FTS.B, 11.43%, 12/16/26 .... 9,432 9,084
1687128.PS.FTS.B, 12.3%, 12/16/26 .... 7,898 7,606
1680286.PS.FTS.B, 12.5%, 12/16/26 .... 7,906 7,614
1687125.PS.FTS.B, 13.4%, 12/16/26 .... 7,945 7,651
1680241.PS.FTS.B, 14.38%, 12/16/26 ... 19,955 19,216
1680235.PS.FTS.B, 14.41%, 12/16/26 ... 27,954 26,919
1674101.PS.FTS.B, 14.53%, 12/16/26 ... 14,270 13,741
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1687113.PS.FTS.B, 15.18%, 12/16/26 .... $ 13,231 $ 12,669
1680250.PS.FTS.B, 15.84%, 12/16/26 ... 430 422
1673690.PS.FTS.B, 16.1%, 12/16/26 .... 28,198 26,998
1679824.PS.FTS.B, 18.2%, 12/16/26 .... 8,016 7,763
1680301.PS.FTS.B, 18.5%, 12/16/26 .... 4,077 3,949
1674113.PS.FTS.B, 24%, 12/16/26 ...... 8,823 240
1673699.PS.FTS.B, 26.43%, 12/16/26 ... 12,672 12,515
1675265.PS.FTS.B, 10.5%, 12/20/26 .... 17,985 17,338
1681297.PS.FTS.B, 13.3%, 12/20/26 .... 22,794 21,972
1681006.PS.FTS.B, 15.29%, 12/20/26 ... 18,454 17,695
1682455.PS.FTS.B, 11.43%, 12/21/26 .... 23,581 22,737
1673711.PS.FTS.B, 12.6%, 12/21/26 .... 3,567 3,435
1688964.PS.FTS.B, 13.93%, 12/21/26 ... 11,950 11,521
1689036.PS.FTS.B, 14.6%, 12/21/26 .... 15,990 15,339
1689054.PS.FTS.B, 14.89%, 12/21/26 ... 12,010 11,521
1676534.PS.FTS.B, 15.29%, 12/21/26 ... 12,035 11,544
1676819.PS.FTS.B, 14.68%, 12/22/26 ... 25,594 24,680
1674110.PS.FTS.B, 14.7%, 12/22/26 .... 28,087 26,853
1690116.PS.FTS.B, 23.11%, 12/22/26 .... 12,493 12,396
1677269.PS.FTS.B, 25.9%, 12/22/26 .... 5,060 5,016
1690638.PS.FTS.B, 11.1%, 12/23/26 .... 7,454 7,190
1687137.PS.FTS.B, 28.08%, 12/23/26 ... 13,640 13,093
1688076.PS.FTS.B, 16.4%, 12/24/26 .... 12,125 11,607
1680116.PS.FTS.B, 14%, 12/29/26 ...... 21,886 20,804
1674146.PS.FTS.B, 18.78%, 12/31/26 ... 8,373 8,048
1686735.PS.FTS.B, 25.27%, 12/31/26 ... 12,978 12,620
1694608.PS.FTS.B, 10.62%, 1/13/27 .... 7,743 7,454
1701387.PS.FTS.B, 11.1%, 1/13/27 ..... 6,390 6,149
1694572.PS.FTS.B, 11.6%, 1/13/27 ..... 17,459 16,799
1695022.PS.FTS.B, 11.7%, 1/13/27 ..... 11,904 11,456
1688996.PS.FTS.B, 11.79%, 1/13/27 .... 19,640 18,898
1688534.PS.FTS.B, 12.9%, 1/13/27 ..... 20,153 19,390
1694605.PS.FTS.B, 15.2%, 1/13/27 ..... 1,712 1,635
1701783.PS.FTS.B, 15.5%, 1/13/27 ..... 12,653 2,890
1688990.PS.FTS.B, 17.82%, 1/13/27 .... 24,758 23,640
1694623.PS.FTS.B, 18.5%, 1/13/27 ..... 5,795 5,585
1701375.PS.FTS.B, 21.69%, 1/13/27 .... 8,395 8,246
1694593.PS.FTS.B, 23.4%, 1/13/27 ..... 8,696 2,325
1701396.PS.FTS.B, 27.4%, 1/13/27 ..... 4,331 4,224
1702062.PS.FTS.B, 11.79%, 1/14/27 .... 7,231 6,959
1702152.PS.FTS.B, 12.87%, 1/14/27 .... 4,836 4,654
1695343.PS.FTS.B, 12.9%, 1/14/27 ..... 4,353 4,189
1702287.PS.FTS.B, 15.29%, 1/14/27 .... 8,156 7,793
1689365.PS.FTS.B, 15.8%, 1/14/27 ..... 16,351 15,622
1702137.PS.FTS.B, 16.2%, 1/14/27 ..... 5,324 5,087
1702161.PS.FTS.B, 18.13%, 1/14/27 .... 3,306 3,157
1689329.PS.FTS.B, 18.4%, 1/14/27 ..... 8,109 7,820
1689347.PS.FTS.B, 19%, 1/14/27 ....... 6,637 6,400
1695361.PS.FTS.B, 26.13%, 1/14/27 .... 12,819 12,582
1690286.PS.FTS.B, 18.4%, 1/18/27 ..... 19,445 –
1703139.PS.FTS.B, 25.9%, 1/18/27 ..... 1,708 1,680
1704984.PS.FTS.B, 10.29%, 1/19/27 .... 10,341 9,965
1692188.PS.FTS.B, 11.2%, 1/19/27 ..... 19,879 19,156
1691687.PS.FTS.B, 12.7%, 1/19/27 ..... 24,160 23,278
1675340.PS.FTS.B, 16%, 1/19/27 ....... 11,049 10,689
1692281.PS.FTS.B, 16.5%, 1/19/27 ..... 28,709 27,476
1704129.PS.FTS.B, 21.18%, 1/19/27 .... 8,590 7,089
1692593.PS.FTS.B, 10.5%, 1/20/27 ..... 15,926 15,350

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1698709.PS.FTS.B, 15.2%, 1/20/27 ..... $ 12,229 $ 11,709
1700548.PS.FTS.B, 25.9%, 1/24/27 ..... 4,690 4,632
1695725.PS.FTS.B, 16.1%, 1/25/27 ..... 18,585 18,034
1695031.PS.FTS.B, 15.5%, 1/27/27 ..... 8,295 8,075
1606453.PS.FTS.B, 14.89%, 2/11/27 .... 7,039 3,168
1708451.PS.FTS.B, 10.26%, 2/15/27 .... 7,310 7,072
1715164.PS.FTS.B, 11.1%, 2/15/27 ..... 4,704 583
1721439.PS.FTS.B, 12%, 2/15/27 ....... 2,449 2,357
1721037.PS.FTS.B, 12.24%, 2/15/27 .... 9,018 1,176
1715149.PS.FTS.B, 12.62%, 2/15/27 .... 20,467 19,701
1708763.PS.FTS.B, 15.62%, 2/15/27 .... 19,087 18,221
1715143.PS.FTS.B, 16.33%, 2/15/27 .... 16,649 15,892
1708907.PS.FTS.B, 18.13%, 2/15/27 .... 12,583 12,008
1708901.PS.FTS.B, 18.33%, 2/15/27 .... 16,791 16,144
1720974.PS.FTS.B, 18.4%, 2/15/27 ..... 16,494 15,802
1708466.PS.FTS.B, 18.6%, 2/15/27 ..... 5,463 5,252
1708103.PS.FTS.B, 18.78%, 2/15/27 .... 1,907 1,829
1721007.PS.FTS.B, 22%, 2/15/27 ....... 10,224 10,005
1708913.PS.FTS.B, 25.2%, 2/15/27 ..... 10,364 8,939
1715353.PS.FTS.B, 25.9%, 2/15/27 ..... 1,729 1,690
1709507.PS.FTS.B, 13.5%, 2/16/27 ..... 6,576 6,282
1709207.PS.FTS.B, 16%, 2/16/27 ....... 9,160 8,783
1709498.PS.FTS.B, 25.9%, 2/16/27 ..... 8,644 8,455
1722801.PS.FTS.B, 23.31%, 2/17/27 .... 3,853 3,774
1718479.PS.FTS.B, 11.1%, 2/22/27 ..... 7,316 7,054
1724556.PS.FTS.B, 17.38%, 2/22/27 .... 5,388 5,200
1719415.PS.FTS.B, 10.8%, 2/23/27 ..... 9,659 9,316
1719667.PS.FTS.B, 12.5%, 2/23/27 ..... 12,274 11,836
1722171.PS.FTS.B, 18.78%, 2/28/27 .... 6,400 6,133
1739157.PS.FTS.B, 11.5%, 3/18/27 ..... 33,200 31,996
1749003.PS.FTS.B, 19.3%, 3/31/27 ..... 6,080 5,746
1749006.PS.FTS.B, 19.53%, 3/31/27 .... 9,562 9,036
1749429.PS.FTS.B, 25.9%, 3/31/27 ..... 5,327 5,088
1613553.PS.FTS.B, 19.78%, 6/15/27 .... 11,672 247
1605754.PS.FTS.B, 28.4%, 7/10/27 ..... 4,520 2,768
1637205.PS.FTS.B, 11.7%, 8/27/27 ..... 8,268 3,578
1631731.PS.FTS.B, 16.8%, 8/28/27 ..... 13,125 6,223
1686133.PS.FTS.B, 10.44%, 11/22/27 .... 9,805 9,405
3,597,575
Upgrade, Inc.
UG25111074UG, 25.26%, 8/26/23 ....... 1,983 2,015
UG23712149UG, 29.69%, 11/06/24 ...... 12,061 12,797
UG24548048UG, 28.99%, 11/20/24 ...... 21,873 23,092
UG24415650UG, 26.77%, 11/22/24 ...... 7,190 7,574
UG24697398UG, 26.77%, 11/25/24 ...... 8,165 8,621
UG24468287UG, 29.69%, 11/26/24 ...... 18,087 18,951
UG24606347UG, 30.17%, 12/03/24 ..... 11,374 11,727
UG24464775UG, 26.77%, 12/19/24 ..... 12,494 1,084
UG24618663UG, 29.69%, 12/21/24 ..... 13,113 13,969
UG25533971UG, 29.69%, 12/26/24 ..... 5,921 6,312
UG25752944UG, 26.77%, 1/03/25 ...... 9,238 9,644
UG25721348UG, 28.99%, 1/06/25 ...... 13,870 12,204
UG25684301UG, 29.69%, 1/06/25 ...... 6,838 7,066
UG25284171UG, 27.74%, 1/14/25 ...... 10,044 10,602
UG25595802UG, 28.99%, 1/22/25 ...... 12,485 12,607
UG24508053UG, 22.34%, 11/20/27 ...... 89 89
UG24442762UG, Zero Cpn, 11/30/27 .... 519 40
Description
Principal
Amount Value
Upgrade, Inc. (continued)
UG25022405UG, 25.26%, 12/06/27 ..... $ 7 $ 7
UG25513053UG, 24.29%, 12/24/27 ..... 2,218 170
158,571
Upgrade, Inc. - Card
UG991669440UG, 29.49%, 7/20/23 ..... – –
UG991564235UG, 29.49%, 8/17/23 ..... 12 12
UG991687443UG, 29.49%, 9/04/23 ..... 12 11
UG991777453UG, 29.49%, 9/23/23 ..... 14 13
UG991704902UG, 28.98%, 10/18/23 .... 27 27
UG991595661UG, 28.98%, 10/24/23 .... 20 18
UG991578462UG, 28.98%, 11/17/23 ..... 29 30
UG991622450UG, 29.49%, 11/23/23 ..... 29 29
UG991541856UG, Zero Cpn, 1/18/24 .... 74 5
UG991552729UG, 28.48%, 1/18/24 ..... 404 409
UG991592691UG, 28.48%, 1/18/24 ..... 42 43
UG991622139UG, 28.48%, 1/18/24 ..... 382 382
UG991751743UG, 29.47%, 1/18/24 ..... 164 167
UG991536585UG, 29.49%, 1/18/24 ..... 101 104
UG991539593UG, 29.49%, 1/18/24 ..... 683 50
UG991546280UG, 29.49%, 1/18/24 ..... 29 29
UG991546337UG, 29.49%, 1/18/24 ..... 79 81
UG991587612UG, 29.49%, 1/18/24 ..... 141 143
UG991629208UG, 29.49%, 1/18/24 ..... 86 89
UG991727329UG, 29.49%, 1/18/24 ..... 152 154
UG991769780UG, 29.49%, 1/18/24 ..... 69 70
UG991746052UG, Zero Cpn, 1/19/24 .... 276 19
UG991769837UG, Zero Cpn, 1/19/24 .... 86 6
UG991546995UG, 19.99%, 1/19/24 ..... 85 86
UG991781416UG, 20.96%, 1/19/24 ..... 759 762
UG991545922UG, 25.45%, 1/19/24 ..... 27 27
UG991546826UG, 28.48%, 1/19/24 ..... 47 48
UG991765474UG, 28.48%, 1/19/24 ..... 58 59
UG991781301UG, 28.48%, 1/19/24 ..... 110 110
UG991782715UG, 28.98%, 1/19/24 ..... – –
UG991644301UG, 29.48%, 1/19/24 ..... 57 58
UG991689540UG, 29.48%, 1/19/24 ..... 92 92
UG991759026UG, 29.48%, 1/19/24 ..... 109 111
UG991765371UG, 29.48%, 1/19/24 ..... 42 43
UG991542914UG, 29.49%, 1/19/24 ..... 97 99
UG991546985UG, 29.49%, 1/19/24 ..... 58 60
UG991547308UG, 29.49%, 1/19/24 ..... – –
UG991547551UG, 29.49%, 1/19/24 ..... 319 325
UG991598993UG, 29.49%, 1/19/24 ..... 52 53
UG991623047UG, 29.49%, 1/19/24 ..... 141 145
UG991662782UG, 29.49%, 1/19/24 ..... – –
UG991684437UG, 29.49%, 1/19/24 ..... – –
UG991697701UG, 29.49%, 1/19/24 ..... 74 76
UG991712782UG, 29.49%, 1/19/24 ..... 271 273
UG991716976UG, 29.49%, 1/19/24 ..... 180 184
UG991733265UG, 29.49%, 1/19/24 ..... 66 67
UG991756258UG, 29.49%, 1/19/24 ..... 17 17
UG991760642UG, 29.49%, 1/19/24 ..... 74 75
UG991765089UG, 29.49%, 1/19/24 ..... 74 74
UG991768418UG, 29.49%, 1/19/24 ..... 22 23
UG991782126UG, 29.49%, 1/19/24 ..... 137 21
UG991553257UG, Zero Cpn, 1/20/24 .... 685 48
UG991563444UG, Zero Cpn, 1/20/24 .... 150 10

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991564550UG, Zero Cpn, 1/20/24 .... $ 71 $ 5
UG991575903UG, Zero Cpn, 1/20/24 .... 530 38
UG991593482UG, Zero Cpn, 1/20/24 .... 99 7
UG991597626UG, Zero Cpn, 1/20/24 .... 815 57
UG991610954UG, Zero Cpn, 1/20/24 .... 88 6
UG991625056UG, Zero Cpn, 1/20/24 .... 117 8
UG991648571UG, Zero Cpn, 1/20/24 .... 72 5
UG991763039UG, Zero Cpn, 1/20/24 .... 220 15
UG991782434UG, 19.3%, 1/20/24 ...... 501 504
UG991546567UG, 19.99%, 1/20/24 ..... 42 43
UG991556410UG, 19.99%, 1/20/24 ..... 6 6
UG991558368UG, 19.99%, 1/20/24 ..... 444 455
UG991572409UG, 19.99%, 1/20/24 ..... 63 63
UG991583492UG, 19.99%, 1/20/24 ..... 32 33
UG991591617UG, 19.99%, 1/20/24 ..... 35 35
UG991597422UG, 19.99%, 1/20/24 ..... 50 50
UG991582394UG, 25.45%, 1/20/24 ..... 484 37
UG991663622UG, 25.45%, 1/20/24 ..... 41 41
UG991734079UG, 25.45%, 1/20/24 ..... 42 3
UG991754836UG, 25.45%, 1/20/24 ..... 38 3
UG991573254UG, 26.44%, 1/20/24 ..... 102 102
UG991739704UG, 26.44%, 1/20/24 ..... 63 (1)
UG991544405UG, 28.48%, 1/20/24 ..... 17 17
UG991546473UG, 28.48%, 1/20/24 ..... 7 7
UG991549025UG, 28.48%, 1/20/24 ..... 130 133
UG991554027UG, 28.48%, 1/20/24 ..... 134 136
UG991554902UG, 28.48%, 1/20/24 ..... 42 43
UG991559316UG, 28.48%, 1/20/24 ..... 56 58
UG991568589UG, 28.48%, 1/20/24 ..... 14 14
UG991569197UG, 28.48%, 1/20/24 ..... 71 72
UG991583384UG, 28.48%, 1/20/24 ..... 44 45
UG991590348UG, 28.48%, 1/20/24 ..... 62 63
UG991596321UG, 28.48%, 1/20/24 ..... 26 26
UG991612639UG, 28.48%, 1/20/24 ..... 76 78
UG991615418UG, 28.48%, 1/20/24 ..... 57 58
UG991622252UG, 28.48%, 1/20/24 ..... 77 78
UG991644127UG, 28.48%, 1/20/24 ..... 125 128
UG991679918UG, 28.48%, 1/20/24 ..... 20 20
UG991691451UG, 28.48%, 1/20/24 ..... 66 68
UG991704363UG, 28.48%, 1/20/24 ..... 70 70
UG991708292UG, 28.48%, 1/20/24 ..... 203 55
UG991754575UG, 28.48%, 1/20/24 ..... 154 156
UG991756843UG, 28.48%, 1/20/24 ..... 40 41
UG991545055UG, 29.46%, 1/20/24 ..... 102 104
UG991563815UG, 29.46%, 1/20/24 ..... 16 17
UG991596840UG, 29.46%, 1/20/24 ..... 15 15
UG991561413UG, 29.47%, 1/20/24 ..... 24 24
UG991650318UG, 29.47%, 1/20/24 ..... 1 1
UG991546096UG, 29.48%, 1/20/24 ..... 121 122
UG991547890UG, 29.48%, 1/20/24 ..... 252 257
UG991563118UG, 29.48%, 1/20/24 ...... 20 20
UG991564976UG, 29.48%, 1/20/24 ..... 26 27
UG991573314UG, 29.48%, 1/20/24 ..... 140 143
UG991593773UG, 29.48%, 1/20/24 ..... 35 36
UG991612779UG, 29.48%, 1/20/24 ..... 72 73
UG991615405UG, 29.48%, 1/20/24 ..... 6 6
UG991637112UG, 29.48%, 1/20/24 ...... 349 53
UG991690864UG, 29.48%, 1/20/24 ..... 399 408
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991712564UG, 29.48%, 1/20/24 ..... $ 189 $ 193
UG991723500UG, 29.48%, 1/20/24 ..... 61 62
UG991544517UG, 29.49%, 1/20/24 ..... 75 77
UG991545295UG, 29.49%, 1/20/24 ..... 216 219
UG991545502UG, 29.49%, 1/20/24 ..... 200 206
UG991546518UG, 29.49%, 1/20/24 ..... 46 7
UG991546601UG, 29.49%, 1/20/24 ..... 65 66
UG991547820UG, 29.49%, 1/20/24 ..... – –
UG991547826UG, 29.49%, 1/20/24 ..... 148 151
UG991548275UG, 29.49%, 1/20/24 ..... 126 127
UG991548490UG, 29.49%, 1/20/24 ..... 142 146
UG991549381UG, 29.49%, 1/20/24 ..... 155 159
UG991552461UG, 29.49%, 1/20/24 ..... 82 84
UG991552688UG, 29.49%, 1/20/24 ..... 23 24
UG991556087UG, 29.49%, 1/20/24 ..... 43 45
UG991557821UG, 29.49%, 1/20/24 ..... 90 92
UG991558974UG, 29.49%, 1/20/24 ..... 60 9
UG991559051UG, 29.49%, 1/20/24 ..... 19 19
UG991561923UG, 29.49%, 1/20/24 ..... 135 134
UG991562972UG, 29.49%, 1/20/24 ..... 383 393
UG991567858UG, 29.49%, 1/20/24 ..... 298 298
UG991569020UG, 29.49%, 1/20/24 ..... 58 58
UG991569938UG, 29.49%, 1/20/24 ..... 44 45
UG991572520UG, 29.49%, 1/20/24 ..... 79 7
UG991572954UG, 29.49%, 1/20/24 ..... 362 371
UG991573325UG, 29.49%, 1/20/24 ..... 29 29
UG991575505UG, 29.49%, 1/20/24 ..... 495 502
UG991575740UG, 29.49%, 1/20/24 ..... 32 33
UG991576674UG, 29.49%, 1/20/24 ..... 43 44
UG991577337UG, 29.49%, 1/20/24 ..... – –
UG991579389UG, 29.49%, 1/20/24 ..... 99 102
UG991579802UG, 29.49%, 1/20/24 ..... 109 112
UG991579854UG, 29.49%, 1/20/24 ..... 65 67
UG991583578UG, 29.49%, 1/20/24 ..... 14 14
UG991585183UG, 29.49%, 1/20/24 ..... 40 41
UG991585361UG, 29.49%, 1/20/24 ..... 87 89
UG991587497UG, 29.49%, 1/20/24 ..... 484 498
UG991588825UG, 29.49%, 1/20/24 ..... 44 45
UG991588849UG, 29.49%, 1/20/24 ..... 26 26
UG991589138UG, 29.49%, 1/20/24 ..... 24 25
UG991591243UG, 29.49%, 1/20/24 ..... 35 35
UG991593009UG, 29.49%, 1/20/24 ..... 53 55
UG991597653UG, 29.49%, 1/20/24 ..... 69 69
UG991598266UG, 29.49%, 1/20/24 ..... 106 108
UG991598468UG, 29.49%, 1/20/24 ..... 33 34
UG991598552UG, 29.49%, 1/20/24 ..... 85 86
UG991601123UG, 29.49%, 1/20/24 ...... 291 12
UG991601688UG, 29.49%, 1/20/24 ..... 184 (7)
UG991603595UG, 29.49%, 1/20/24 ..... 92 94
UG991608834UG, 29.49%, 1/20/24 ..... 112 115
UG991611241UG, 29.49%, 1/20/24 ...... 100 103
UG991612399UG, 29.49%, 1/20/24 ..... 173 177
UG991612448UG, 29.49%, 1/20/24 ..... 78 80
UG991617558UG, 29.49%, 1/20/24 ..... 269 277
UG991621373UG, 29.49%, 1/20/24 ..... 9 9
UG991622812UG, 29.49%, 1/20/24 ..... 11 11
UG991624921UG, 29.49%, 1/20/24 ..... 9 9
UG991629452UG, 29.49%, 1/20/24 ..... 228 233

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991630097UG, 29.49%, 1/20/24 ..... $ 105 $ 10
UG991631740UG, 29.49%, 1/20/24 ..... 146 147
UG991633536UG, 29.49%, 1/20/24 ..... 19 20
UG991634055UG, 29.49%, 1/20/24 ..... 181 28
UG991638936UG, 29.49%, 1/20/24 ..... 54 56
UG991642104UG, 29.49%, 1/20/24 ..... 53 55
UG991642333UG, 29.49%, 1/20/24 ..... 61 63
UG991644578UG, 29.49%, 1/20/24 ..... 447 37
UG991651171UG, 29.49%, 1/20/24 ...... 42 43
UG991664444UG, 29.49%, 1/20/24 ..... 58 5
UG991673779UG, 29.49%, 1/20/24 ..... 62 63
UG991674489UG, 29.49%, 1/20/24 ..... 228 233
UG991677407UG, 29.49%, 1/20/24 ..... 69 70
UG991678827UG, 29.49%, 1/20/24 ..... 156 159
UG991682318UG, 29.49%, 1/20/24 ..... 110 111
UG991683321UG, 29.49%, 1/20/24 ..... 445 458
UG991685152UG, 29.49%, 1/20/24 ..... 12 12
UG991691631UG, 29.49%, 1/20/24 ..... 279 283
UG991695976UG, 29.49%, 1/20/24 ..... 44 44
UG991697236UG, 29.49%, 1/20/24 ..... 200 205
UG991706145UG, 29.49%, 1/20/24 ..... 62 63
UG991708222UG, 29.49%, 1/20/24 ..... 6 6
UG991709888UG, 29.49%, 1/20/24 ..... 79 80
UG991711876UG, 29.49%, 1/20/24 ...... 16 17
UG991717301UG, 29.49%, 1/20/24 ..... 161 164
UG991721227UG, 29.49%, 1/20/24 ..... 44 45
UG991730813UG, 29.49%, 1/20/24 ..... 88 90
UG991734314UG, 29.49%, 1/20/24 ..... 199 203
UG991734330UG, 29.49%, 1/20/24 ..... 39 40
UG991739160UG, 29.49%, 1/20/24 ..... 11 11
UG991740784UG, 29.49%, 1/20/24 ..... 174 14
UG991741702UG, 29.49%, 1/20/24 ..... 94 96
UG991750028UG, 29.49%, 1/20/24 ..... 97 99
UG991757872UG, 29.49%, 1/20/24 ..... 31 31
UG991765334UG, 29.49%, 1/20/24 ..... 48 49
UG991782660UG, 29.49%, 1/20/24 ..... 44 45
UG991790198UG, 29.49%, 1/20/24 ..... 77 78
UG991669590UG, Zero Cpn, 1/21/24 .... 64 4
UG991701379UG, Zero Cpn, 1/21/24 .... 59 4
UG991709231UG, Zero Cpn, 1/21/24 .... 103 7
UG991711423UG, Zero Cpn, 1/21/24 .... 486 34
UG991718420UG, Zero Cpn, 1/21/24 .... 166 11
UG991721760UG, Zero Cpn, 1/21/24 .... 352 25
UG991729600UG, Zero Cpn, 1/21/24 .... 168 12
UG991767885UG, 21.48%, 1/21/24 ..... 44 45
UG991669352UG, 26.49%, 1/21/24 ..... 59 61
UG991677773UG, 28.48%, 1/21/24 ..... 32 32
UG991693767UG, 28.48%, 1/21/24 ..... 40 41
UG991711024UG, 28.48%, 1/21/24 ...... 77 77
UG991723171UG, 28.48%, 1/21/24 ..... 130 133
UG991723414UG, 28.48%, 1/21/24 ..... 206 210
UG991730921UG, 28.48%, 1/21/24 ..... 155 157
UG991731530UG, 28.48%, 1/21/24 ..... 219 223
UG991784545UG, 28.48%, 1/21/24 ..... 57 59
UG991702778UG, 29.48%, 1/21/24 ..... 73 75
UG991703577UG, 29.48%, 1/21/24 ..... 294 301
UG991633202UG, 29.49%, 1/21/24 ..... 71 73
UG991663489UG, 29.49%, 1/21/24 ..... 72 73
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991672853UG, 29.49%, 1/21/24 ..... $ 18 $ 2
UG991677244UG, 29.49%, 1/21/24 ..... 111 114
UG991680983UG, 29.49%, 1/21/24 ..... 52 54
UG991689800UG, 29.49%, 1/21/24 ..... 72 74
UG991691567UG, 29.49%, 1/21/24 ..... 211 62
UG991693634UG, 29.49%, 1/21/24 ..... 55 56
UG991695164UG, 29.49%, 1/21/24 ..... 62 62
UG991696264UG, 29.49%, 1/21/24 ..... 180 17
UG991703953UG, 29.49%, 1/21/24 ..... 83 84
UG991704641UG, 29.49%, 1/21/24 ..... 80 76
UG991705635UG, 29.49%, 1/21/24 ..... 116 119
UG991706927UG, 29.49%, 1/21/24 ..... 56 57
UG991713176UG, 29.49%, 1/21/24 ..... – –
UG991716207UG, 29.49%, 1/21/24 ..... 79 81
UG991717827UG, 29.49%, 1/21/24 ..... 137 138
UG991717854UG, 29.49%, 1/21/24 ..... 69 71
UG991730534UG, 29.49%, 1/21/24 ..... 66 68
UG991732216UG, 29.49%, 1/21/24 ..... 33 33
UG991737559UG, 29.49%, 1/21/24 ..... 148 151
UG991740725UG, 29.49%, 1/21/24 ..... 199 203
UG991741497UG, 29.49%, 1/21/24 ..... 135 137
UG991743085UG, 29.49%, 1/21/24 ..... 79 (3)
UG991743560UG, 29.49%, 1/21/24 ..... 36 37
UG991744629UG, 29.49%, 1/21/24 ..... 44 45
UG991747055UG, 29.49%, 1/21/24 ..... 130 133
UG991747988UG, 29.49%, 1/21/24 ..... 1 1
UG991753846UG, 29.49%, 1/21/24 ..... 113 115
UG991761541UG, 29.49%, 1/21/24 ..... 86 88
UG991773483UG, 29.49%, 1/21/24 ..... 44 45
UG991777657UG, 29.49%, 1/21/24 ..... 16 16
UG991782683UG, 29.49%, 1/21/24 ..... 353 360
UG991783245UG, 29.49%, 1/21/24 ..... 28 28
UG991784482UG, 29.49%, 1/21/24 ..... 71 73
UG991792435UG, 29.49%, 1/21/24 ..... 662 674
UG991797353UG, 29.49%, 1/21/24 ..... 2 2
UG991642188UG, Zero Cpn, 1/22/24 .... 145 10
UG991722481UG, Zero Cpn, 1/22/24 .... 110 8
UG991709002UG, 15%, 1/22/24 ........ 8 8
UG991651259UG, 18.71%, 1/22/24 ..... 62 63
UG991651374UG, 18.71%, 1/22/24 ..... 24 23
UG991739678UG, 18.71%, 1/22/24 ..... 85 85
UG991660263UG, 19.3%, 1/22/24 ...... 132 132
UG991635081UG, 19.96%, 1/22/24 ..... 169 170
UG991712989UG, 20.47%, 1/22/24 ..... 117 118
UG991775322UG, 20.47%, 1/22/24 ..... 63 63
UG991783332UG, 20.47%, 1/22/24 ..... 210 211
UG991663050UG, 20.96%, 1/22/24 ..... 360 25
UG991774181UG, 20.96%, 1/22/24 ..... 102 103
UG991780816UG, 20.96%, 1/22/24 ..... 50 50
UG991651393UG, 21.48%, 1/22/24 ..... 183 185
UG991765596UG, 22.47%, 1/22/24 ..... 51 52
UG991699664UG, 25.45%, 1/22/24 ..... 39 39
UG991631012UG, 28.48%, 1/22/24 ..... 78 79
UG991645563UG, 28.48%, 1/22/24 ..... 295 45
UG991662739UG, 28.48%, 1/22/24 ..... 96 98
UG991725934UG, 28.48%, 1/22/24 ..... 56 57
UG991637365UG, 29.48%, 1/22/24 ..... 91 3
UG991639954UG, 29.48%, 1/22/24 ..... 81 83

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991608552UG, 29.49%, 1/22/24 ..... $ 31 $ 31
UG991649089UG, 29.49%, 1/22/24 ..... 546 562
UG991660122UG, 29.49%, 1/22/24 ..... 33 33
UG991660601UG, 29.49%, 1/22/24 ..... 28 28
UG991672504UG, 29.49%, 1/22/24 ..... 170 170
UG991692165UG, 29.49%, 1/22/24 ..... 9 9
UG991696271UG, 29.49%, 1/22/24 ..... 280 285
UG991722363UG, 29.49%, 1/22/24 ..... 67 68
UG991723437UG, 29.49%, 1/22/24 ..... 56 57
UG991734177UG, 29.49%, 1/22/24 ..... 68 69
UG991765647UG, 29.49%, 1/22/24 ..... 134 137
UG991772721UG, 29.49%, 1/22/24 ..... 1,155 80
UG991786828UG, 29.49%, 1/22/24 ..... 23 24
UG991808260UG, 29.49%, 1/22/24 ..... 11 11
UG991646006UG, Zero Cpn, 1/23/24 .... 81 6
UG991661160UG, Zero Cpn, 1/23/24 .... 71 5
UG991732340UG, Zero Cpn, 1/23/24 .... 106 7
UG991676903UG, 18.47%, 1/23/24 ..... 34 34
UG991774569UG, 18.47%, 1/23/24 ..... 48 48
UG991642674UG, 19.3%, 1/23/24 ...... 18 18
UG991643208UG, 19.3%, 1/23/24 ...... 101 101
UG991784139UG, 19.3%, 1/23/24 ...... 992 993
UG991785256UG, 19.3%, 1/23/24 ...... 81 –
UG991810762UG, 19.96%, 1/23/24 ..... 420 422
UG991772621UG, 20.96%, 1/23/24 ..... 85 85
UG991802095UG, 20.96%, 1/23/24 ..... 485 39
UG991651727UG, 21.48%, 1/23/24 ..... 56 5
UG991805841UG, 24.45%, 1/23/24 ..... 62 62
UG991637815UG, 26.44%, 1/23/24 ..... 206 205
UG991767100UG, 27.99%, 1/23/24 ..... 30 30
UG991818118UG, 27.99%, 1/23/24 ...... 15 16
UG991631116UG, 28.48%, 1/23/24 ...... 73 74
UG991686637UG, 28.48%, 1/23/24 ..... 148 151
UG991692289UG, 28.48%, 1/23/24 ..... 27 27
UG991710024UG, 28.48%, 1/23/24 ..... 160 163
UG991730901UG, 28.48%, 1/23/24 ..... 505 515
UG991743333UG, 28.48%, 1/23/24 ..... 14 14
UG991798676UG, 28.48%, 1/23/24 ..... 56 57
UG991635388UG, 29.48%, 1/23/24 ..... 307 314
UG991678696UG, 29.48%, 1/23/24 ..... 121 124
UG991809474UG, 29.48%, 1/23/24 ..... 90 91
UG991634459UG, 29.49%, 1/23/24 ..... 268 42
UG991637143UG, 29.49%, 1/23/24 ..... 92 95
UG991653477UG, 29.49%, 1/23/24 ..... 58 60
UG991655971UG, 29.49%, 1/23/24 ..... 78 80
UG991661636UG, 29.49%, 1/23/24 ..... 46 38
UG991662802UG, 29.49%, 1/23/24 ..... 717 731
UG991675288UG, 29.49%, 1/23/24 ..... 4 4
UG991681725UG, 29.49%, 1/23/24 ..... – –
UG991682766UG, 29.49%, 1/23/24 ..... 239 191
UG991701176UG, 29.49%, 1/23/24 ...... 50 51
UG991724292UG, 29.49%, 1/23/24 ..... 249 259
UG991731683UG, 29.49%, 1/23/24 ..... 355 366
UG991744187UG, 29.49%, 1/23/24 ..... 87 88
UG991771610UG, 29.49%, 1/23/24 ..... 163 166
UG991575830UG, Zero Cpn, 1/24/24 .... 731 51
UG991591971UG, Zero Cpn, 1/24/24 .... 303 21
UG991767615UG, Zero Cpn, 1/24/24 .... 421 29
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991633382UG, 17.49%, 1/24/24 ..... $ 161 $ 160
UG991697456UG, 18.71%, 1/24/24 ..... 47 1
UG991678748UG, 20.47%, 1/24/24 ..... 81 81
UG991675015UG, 21.48%, 1/24/24 ..... 427 432
UG991693039UG, 22.47%, 1/24/24 ..... 132 133
UG991655876UG, 28.48%, 1/24/24 ..... 158 162
UG991679024UG, 28.48%, 1/24/24 ..... 160 163
UG991804850UG, 28.48%, 1/24/24 ..... 56 57
UG991595875UG, 29.48%, 1/24/24 ..... 152 23
UG991795779UG, 29.48%, 1/24/24 ..... 50 51
UG991576816UG, 29.49%, 1/24/24 ..... 312 (10)
UG991578487UG, 29.49%, 1/24/24 ..... 8 8
UG991597915UG, 29.49%, 1/24/24 ..... 45 46
UG991636430UG, 29.49%, 1/24/24 ..... 34 3
UG991650075UG, 29.49%, 1/24/24 ..... 297 298
UG991656328UG, 29.49%, 1/24/24 ..... 89 92
UG991661397UG, 29.49%, 1/24/24 ..... 65 (1)
UG991665767UG, 29.49%, 1/24/24 ..... 41 42
UG991677221UG, 29.49%, 1/24/24 ..... – –
UG991686888UG, 29.49%, 1/24/24 ..... 85 86
UG991688167UG, 29.49%, 1/24/24 ..... 60 62
UG991697780UG, 29.49%, 1/24/24 ..... 19 19
UG991719521UG, 29.49%, 1/24/24 ..... 58 58
UG991729920UG, 29.49%, 1/24/24 ..... 8 8
UG991739712UG, 29.49%, 1/24/24 ..... 43 44
UG991762599UG, 29.49%, 1/24/24 ..... 22 23
UG991768107UG, 29.49%, 1/24/24 ..... 43 43
UG991775830UG, 29.49%, 1/24/24 ..... 68 70
UG991589305UG, Zero Cpn, 1/25/24 .... 152 11
UG991591385UG, Zero Cpn, 1/25/24 .... 17 1
UG991630323UG, Zero Cpn, 1/25/24 .... 92 7
UG991633345UG, Zero Cpn, 1/25/24 .... 189 13
UG991701563UG, Zero Cpn, 1/25/24 .... 258 18
UG991690086UG, 16.49%, 1/25/24 ..... 84 85
UG991702421UG, 16.49%, 1/25/24 ..... 44 44
UG991642537UG, 18.47%, 1/25/24 ..... 60 61
UG991658713UG, 18.47%, 1/25/24 ..... 49 49
UG991790759UG, 18.47%, 1/25/24 ..... 10 10
UG991642255UG, 18.71%, 1/25/24 ..... 88 89
UG991712687UG, 19.3%, 1/25/24 ...... 34 34
UG991749971UG, 19.96%, 1/25/24 ..... 5 5
UG991638927UG, 20.96%, 1/25/24 ..... 87 88
UG991639306UG, 21.48%, 1/25/24 ..... 38 39
UG991661968UG, 21.48%, 1/25/24 ..... 145 146
UG991644518UG, 22.47%, 1/25/24 ..... 41 41
UG991653049UG, 22.47%, 1/25/24 ..... 171 14
UG991665257UG, 22.47%, 1/25/24 ..... 22 22
UG991666345UG, 22.47%, 1/25/24 ..... 776 774
UG991675457UG, 22.47%, 1/25/24 ..... 60 61
UG991628803UG, 25.44%, 1/25/24 ..... 93 93
UG991652053UG, 26.44%, 1/25/24 ..... 50 51
UG991729257UG, 27.99%, 1/25/24 ..... 124 126
UG991631472UG, 28.48%, 1/25/24 ..... 89 92
UG991668456UG, 28.48%, 1/25/24 ..... 50 52
UG991710726UG, 28.48%, 1/25/24 ..... 46 47
UG991766143UG, 28.48%, 1/25/24 ..... 155 155
UG991808857UG, 28.48%, 1/25/24 ..... 87 89
UG991606137UG, 29.48%, 1/25/24 ..... 40 42

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991616807UG, 29.48%, 1/25/24 ..... $ 79 $ 81
UG991677136UG, 29.48%, 1/25/24 ..... 32 33
UG991585669UG, 29.49%, 1/25/24 ..... 136 138
UG991590828UG, 29.49%, 1/25/24 ..... 114 118
UG991604373UG, 29.49%, 1/25/24 ..... 105 108
UG991619556UG, 29.49%, 1/25/24 ..... 37 38
UG991633451UG, 29.49%, 1/25/24 ..... 145 150
UG991633646UG, 29.49%, 1/25/24 ..... 49 51
UG991641518UG, 29.49%, 1/25/24 ..... 20 20
UG991649590UG, 29.49%, 1/25/24 ..... 37 38
UG991654938UG, 29.49%, 1/25/24 ..... 511 525
UG991663576UG, 29.49%, 1/25/24 ..... 503 513
UG991671286UG, 29.49%, 1/25/24 ..... 224 229
UG991679898UG, 29.49%, 1/25/24 ..... 92 94
UG991686544UG, 29.49%, 1/25/24 ..... 13 13
UG991686636UG, 29.49%, 1/25/24 ..... 63 65
UG991700265UG, 29.49%, 1/25/24 ..... 43 7
UG991700798UG, 29.49%, 1/25/24 ..... 44 45
UG991714482UG, 29.49%, 1/25/24 ..... 95 97
UG991721326UG, 29.49%, 1/25/24 ..... 137 139
UG991726761UG, 29.49%, 1/25/24 ..... 271 44
UG991729432UG, 29.49%, 1/25/24 ..... 183 187
UG991731430UG, 29.49%, 1/25/24 ..... 62 64
UG991732382UG, 29.49%, 1/25/24 ..... 51 51
UG991742074UG, 29.49%, 1/25/24 ..... 67 69
UG991749150UG, 29.49%, 1/25/24 ..... 133 137
UG991751813UG, 29.49%, 1/25/24 ..... 153 153
UG991758703UG, 29.49%, 1/25/24 ..... 91 93
UG991761336UG, 29.49%, 1/25/24 ..... 65 11
UG991766815UG, 29.49%, 1/25/24 ..... 71 72
UG991769017UG, 29.49%, 1/25/24 ..... 85 87
UG991783583UG, 29.49%, 1/25/24 ..... 89 90
UG991786634UG, 29.49%, 1/25/24 ..... 158 161
UG991795056UG, 29.49%, 1/25/24 ..... 78 80
UG991803621UG, 29.49%, 1/25/24 ..... 116 119
UG991806034UG, 29.49%, 1/25/24 ..... 23 23
UG991816232UG, 29.49%, 1/25/24 ..... 47 48
UG991820253UG, 29.49%, 1/25/24 ..... 43 44
UG991823201UG, 29.49%, 1/25/24 ..... 157 13
UG991828617UG, 29.49%, 1/25/24 ..... 38 39
UG991831119UG, 29.49%, 1/25/24 ...... 19 19
UG991633662UG, Zero Cpn, 1/26/24 .... 90 6
UG991681325UG, Zero Cpn, 1/26/24 .... 46 3
UG991810154UG, 15.47%, 1/26/24 ..... 156 157
UG991784174UG, 16.49%, 1/26/24 ..... 46 46
UG991828622UG, 16.49%, 1/26/24 ..... 87 87
UG991636818UG, 19.96%, 1/26/24 ..... 32 32
UG991643141UG, 19.96%, 1/26/24 ..... 210 210
UG991671753UG, 19.96%, 1/26/24 ..... 138 111
UG991759419UG, 19.96%, 1/26/24 ..... 89 –
UG991590508UG, 19.99%, 1/26/24 ..... 62 64
UG991671345UG, 19.99%, 1/26/24 ..... 257 3
UG991679320UG, 21.48%, 1/26/24 ..... 106 107
UG991749734UG, 21.48%, 1/26/24 ..... 40 41
UG991620819UG, 28.48%, 1/26/24 ..... 8 8
UG991650272UG, 28.48%, 1/26/24 ..... 57 9
UG991660260UG, 28.48%, 1/26/24 ..... 254 259
UG991661075UG, 28.48%, 1/26/24 ..... 313 320
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991699559UG, 28.48%, 1/26/24 ..... $ 55 $ 55
UG991700697UG, 28.48%, 1/26/24 ..... 86 88
UG991706943UG, 28.48%, 1/26/24 ..... 182 185
UG991719423UG, 28.48%, 1/26/24 ..... 176 180
UG991740916UG, 28.48%, 1/26/24 ..... 283 232
UG991801021UG, 28.48%, 1/26/24 ..... 66 67
UG991826702UG, 28.48%, 1/26/24 ..... 121 124
UG991834361UG, 28.48%, 1/26/24 ..... 53 54
UG991651287UG, 29.46%, 1/26/24 ..... – –
UG991717920UG, 29.48%, 1/26/24 ..... 548 562
UG991731025UG, 29.48%, 1/26/24 ..... – –
UG991775037UG, 29.48%, 1/26/24 ..... 18 18
UG991592956UG, 29.49%, 1/26/24 ..... 44 45
UG991598750UG, 29.49%, 1/26/24 ..... 203 206
UG991599536UG, 29.49%, 1/26/24 ..... 291 300
UG991618299UG, 29.49%, 1/26/24 ..... 99 102
UG991629683UG, 29.49%, 1/26/24 ..... 154 159
UG991633373UG, 29.49%, 1/26/24 ..... 197 201
UG991633572UG, 29.49%, 1/26/24 ..... 56 9
UG991633631UG, 29.49%, 1/26/24 ..... 78 5
UG991636176UG, 29.49%, 1/26/24 ..... 223 223
UG991636182UG, 29.49%, 1/26/24 ..... 162 163
UG991638287UG, 29.49%, 1/26/24 ..... 134 22
UG991640433UG, 29.49%, 1/26/24 ..... 33 34
UG991642017UG, 29.49%, 1/26/24 ..... 53 54
UG991642061UG, 29.49%, 1/26/24 ..... 80 81
UG991648245UG, 29.49%, 1/26/24 ..... 92 95
UG991649659UG, 29.49%, 1/26/24 ..... 65 66
UG991650388UG, 29.49%, 1/26/24 ..... 13 14
UG991654092UG, 29.49%, 1/26/24 ..... 36 36
UG991658296UG, 29.49%, 1/26/24 ..... 155 159
UG991666721UG, 29.49%, 1/26/24 ..... 228 20
UG991668513UG, 29.49%, 1/26/24 ..... 41 42
UG991676577UG, 29.49%, 1/26/24 ..... 780 791
UG991683106UG, 29.49%, 1/26/24 ..... 121 124
UG991692922UG, 29.49%, 1/26/24 ..... 388 33
UG991698192UG, 29.49%, 1/26/24 ..... 57 58
UG991713721UG, 29.49%, 1/26/24 ..... 65 67
UG991725699UG, 29.49%, 1/26/24 ..... 417 426
UG991739566UG, 29.49%, 1/26/24 ..... 701 554
UG991744088UG, 29.49%, 1/26/24 ..... 41 42
UG991752959UG, 29.49%, 1/26/24 ..... 46 48
UG991764433UG, 29.49%, 1/26/24 ..... 51 52
UG991781162UG, 29.49%, 1/26/24 ...... 69 70
UG991783361UG, 29.49%, 1/26/24 ..... 88 90
UG991784306UG, 29.49%, 1/26/24 ..... 40 41
UG991787533UG, 29.49%, 1/26/24 ..... 42 43
UG991795277UG, 29.49%, 1/26/24 ..... 47 48
UG991799361UG, 29.49%, 1/26/24 ..... 9 9
UG991800458UG, 29.49%, 1/26/24 ..... 29 30
UG991816323UG, 29.49%, 1/26/24 ..... 7 7
UG991819010UG, 29.49%, 1/26/24 ..... 67 69
UG991828909UG, 29.49%, 1/26/24 ..... 11 11
UG991836284UG, 29.49%, 1/26/24 ..... 332 333
UG991836489UG, 29.49%, 1/26/24 ..... 95 98
UG991621935UG, Zero Cpn, 1/27/24 .... 104 7
UG991653265UG, Zero Cpn, 1/27/24 .... 1,285 90
UG991670151UG, Zero Cpn, 1/27/24 .... 457 32

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991773350UG, Zero Cpn, 1/27/24 .... $ 448 $ 31
UG991773994UG, Zero Cpn, 1/27/24 .... 92 7
UG991842241UG, 15.47%, 1/27/24 ..... 35 35
UG991706691UG, 17.49%, 1/27/24 ..... 68 68
UG991609765UG, 27.99%, 1/27/24 ..... 175 180
UG991601477UG, 28.48%, 1/27/24 ..... 44 46
UG991633792UG, 28.48%, 1/27/24 ..... 94 94
UG991638924UG, 28.48%, 1/27/24 ..... – –
UG991661576UG, 28.48%, 1/27/24 ..... 120 124
UG991664071UG, 28.48%, 1/27/24 ..... 192 197
UG991698388UG, 28.48%, 1/27/24 ..... 59 9
UG991711799UG, 28.48%, 1/27/24 ...... 124 126
UG991723489UG, 28.48%, 1/27/24 ..... 99 101
UG991728658UG, 28.48%, 1/27/24 ..... 93 95
UG991741153UG, 28.48%, 1/27/24 ...... 332 342
UG991801395UG, 28.48%, 1/27/24 ..... 102 104
UG991614264UG, 29.48%, 1/27/24 ..... 99 99
UG991638057UG, 29.48%, 1/27/24 ..... 23 24
UG991699163UG, 29.48%, 1/27/24 ..... 211 217
UG991594915UG, 29.49%, 1/27/24 ..... 68 70
UG991595594UG, 29.49%, 1/27/24 ..... 97 99
UG991595863UG, 29.49%, 1/27/24 ..... 216 221
UG991596373UG, 29.49%, 1/27/24 ..... 79 82
UG991598172UG, 29.49%, 1/27/24 ..... 36 37
UG991599797UG, 29.49%, 1/27/24 ..... 115 9
UG991602939UG, 29.49%, 1/27/24 ..... 65 66
UG991602960UG, 29.49%, 1/27/24 ..... 64 66
UG991604986UG, 29.49%, 1/27/24 ..... 44 46
UG991605049UG, 29.49%, 1/27/24 ..... 92 75
UG991605352UG, 29.49%, 1/27/24 ..... 166 168
UG991605361UG, 29.49%, 1/27/24 ..... 45 46
UG991610027UG, 29.49%, 1/27/24 ..... 58 60
UG991612751UG, 29.49%, 1/27/24 ..... 169 175
UG991616984UG, 29.49%, 1/27/24 ..... 3 3
UG991621387UG, 29.49%, 1/27/24 ..... 73 11
UG991627130UG, 29.49%, 1/27/24 ..... 177 182
UG991630132UG, 29.49%, 1/27/24 ..... 54 56
UG991630928UG, 29.49%, 1/27/24 ..... 57 58
UG991634012UG, 29.49%, 1/27/24 ..... 44 44
UG991637485UG, 29.49%, 1/27/24 ..... 37 38
UG991646296UG, 29.49%, 1/27/24 ..... 49 49
UG991648501UG, 29.49%, 1/27/24 ..... 14 15
UG991649457UG, 29.49%, 1/27/24 ..... 74 63
UG991649973UG, 29.49%, 1/27/24 ..... 95 15
UG991658001UG, 29.49%, 1/27/24 ..... 179 185
UG991662634UG, 29.49%, 1/27/24 ..... 144 149
UG991664036UG, 29.49%, 1/27/24 ..... 126 129
UG991671543UG, 29.49%, 1/27/24 ..... 105 106
UG991674709UG, 29.49%, 1/27/24 ..... 15 15
UG991680326UG, 29.49%, 1/27/24 ..... 323 333
UG991682200UG, 29.49%, 1/27/24 ..... 164 14
UG991683102UG, 29.49%, 1/27/24 ..... 79 82
UG991687929UG, 29.49%, 1/27/24 ..... 80 82
UG991688029UG, 29.49%, 1/27/24 ..... 194 200
UG991691583UG, 29.49%, 1/27/24 ..... 111 115
UG991695109UG, 29.49%, 1/27/24 ..... 26 26
UG991698229UG, 29.49%, 1/27/24 ..... 52 53
UG991701338UG, 29.49%, 1/27/24 ..... 17 18
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991704857UG, 29.49%, 1/27/24 ..... $ 214 $ 220
UG991711124UG, 29.49%, 1/27/24 ...... 67 69
UG991715767UG, 29.49%, 1/27/24 ..... 75 77
UG991720808UG, 29.49%, 1/27/24 ..... 166 171
UG991739164UG, 29.49%, 1/27/24 ..... 446 459
UG991739656UG, 29.49%, 1/27/24 ..... 625 528
UG991741014UG, 29.49%, 1/27/24 ..... 223 230
UG991750772UG, 29.49%, 1/27/24 ..... 84 86
UG991763575UG, 29.49%, 1/27/24 ..... 58 60
UG991766023UG, 29.49%, 1/27/24 ..... 48 49
UG991769140UG, 29.49%, 1/27/24 ..... 64 65
UG991791557UG, 29.49%, 1/27/24 ..... 48 49
UG991792738UG, 29.49%, 1/27/24 ..... 44 45
UG991793121UG, 29.49%, 1/27/24 ..... 89 91
UG991801330UG, 29.49%, 1/27/24 ..... 66 68
UG991802537UG, 29.49%, 1/27/24 ..... 25 26
UG991811048UG, 29.49%, 1/27/24 ...... 60 61
UG991815602UG, 29.49%, 1/27/24 ..... 54 55
UG991821267UG, 29.49%, 1/27/24 ..... 4 4
UG991831813UG, 29.49%, 1/27/24 ..... 66 (2)
UG991617189UG, 16.49%, 1/28/24 ..... 58 59
UG991827557UG, 15.47%, 1/29/24 ..... 103 103
UG991638160UG, 19.96%, 1/29/24 ..... 145 147
UG991851931UG, 15.47%, 1/30/24 ..... 179 181
UG991677257UG, 17.49%, 1/30/24 ..... 46 47
UG991754447UG, 17.49%, 1/30/24 ..... 169 171
UG991633973UG, 19.3%, 1/30/24 ...... 67 67
UG991695974UG, 21.47%, 1/30/24 ..... 134 136
UG991688841UG, 22.47%, 1/30/24 ..... 159 160
UG991668213UG, 24.45%, 1/30/24 ..... 64 64
UG991631266UG, 16.49%, 1/31/24 ..... 412 419
UG991635849UG, 16.49%, 1/31/24 ..... 94 94
UG991642956UG, 16.49%, 1/31/24 ..... 80 81
UG991677334UG, 16.49%, 1/31/24 ..... 263 263
UG991705318UG, 16.49%, 1/31/24 ..... 39 40
UG991747537UG, 17.47%, 1/31/24 ..... 82 83
UG991637676UG, 17.49%, 1/31/24 ..... 61 62
UG991637719UG, 17.49%, 1/31/24 ..... 62 62
UG991639187UG, 17.49%, 1/31/24 ..... 238 239
UG991642846UG, 17.49%, 1/31/24 ..... 53 54
UG991780300UG, 17.49%, 1/31/24 ..... 107 107
UG991869281UG, 17.49%, 1/31/24 ..... 146 147
UG991661216UG, 19.3%, 1/31/24 ...... 117 118
UG991686127UG, 19.3%, 1/31/24 ...... 22 22
UG991687417UG, 19.3%, 1/31/24 ...... 111 111
UG991628348UG, 19.96%, 1/31/24 ..... 131 132
UG991642331UG, 19.96%, 1/31/24 ..... 6 6
UG991651260UG, 19.96%, 1/31/24 ..... 17 17
UG991672930UG, 19.96%, 1/31/24 ..... 45 45
UG991681323UG, 19.96%, 1/31/24 ..... 85 87
UG991710638UG, 19.96%, 1/31/24 ..... 81 73
UG991713238UG, 19.96%, 1/31/24 ..... 26 4
UG991650296UG, 20.47%, 1/31/24 ..... 376 377
UG991702014UG, 20.47%, 1/31/24 ..... 55 55
UG991696310UG, 21.48%, 1/31/24 ..... 31 31
UG991705966UG, 21.48%, 1/31/24 ..... 68 68
UG991643834UG, 22.45%, 1/31/24 ..... 54 55
UG991707815UG, 22.47%, 1/31/24 ..... 21 9

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991710192UG, 22.47%, 1/31/24 ..... $ – $ –
UG991678923UG, 23.45%, 1/31/24 ..... 64 64
UG991726930UG, 15%, 2/01/24 ........ 59 59
UG991764182UG, 15.47%, 2/01/24 ..... 157 158
UG991724946UG, 16.49%, 2/01/24 ..... 913 919
UG991807161UG, 16.49%, 2/01/24 ..... 45 44
UG991668233UG, 17.49%, 2/01/24 ..... 48 48
UG991669770UG, 17.49%, 2/01/24 ..... 607 610
UG991677316UG, 17.49%, 2/01/24 ..... 63 63
UG991785085UG, 17.49%, 2/01/24 ..... 45 45
UG991869528UG, 17.49%, 2/01/24 ..... 57 58
UG991678784UG, 14.48%, 2/02/24 ..... – –
UG991722113UG, 15.49%, 2/02/24 ...... 228 230
UG991668499UG, 16.49%, 2/02/24 ..... 59 59
UG991684166UG, 16.49%, 2/02/24 ..... 49 50
UG991682132UG, 17.47%, 2/02/24 ..... 92 93
UG991688897UG, 17.49%, 2/02/24 ..... 259 260
UG991733262UG, 17.49%, 2/02/24 ..... 84 84
UG991734120UG, 17.49%, 2/02/24 ..... 97 98
UG991689928UG, Zero Cpn, 2/03/24 .... 88 6
UG991723826UG, Zero Cpn, 2/03/24 .... 26 2
UG991891498UG, Zero Cpn, 2/03/24 .... 76 5
UG991681257UG, 17.49%, 2/03/24 ..... 74 74
UG991693730UG, 19.99%, 2/03/24 ..... 113 113
UG991695190UG, 22.47%, 2/03/24 ..... 185 185
UG991702806UG, 23.45%, 2/03/24 ..... 222 221
UG991912006UG, 27.99%, 2/03/24 ..... 84 5
UG991680261UG, 28.48%, 2/03/24 ..... 138 139
UG991690009UG, 28.48%, 2/03/24 ..... 176 179
UG991901928UG, 28.48%, 2/03/24 ..... 17 17
UG991705815UG, 29.48%, 2/03/24 ..... 202 205
UG991659972UG, 29.49%, 2/03/24 ..... 45 44
UG991687586UG, 29.49%, 2/03/24 ..... 57 58
UG991713394UG, 29.49%, 2/03/24 ..... 112 33
UG991714413UG, 29.49%, 2/03/24 ..... 4 4
UG991726593UG, 29.49%, 2/03/24 ..... 20 20
UG991733227UG, 29.49%, 2/03/24 ..... 633 645
UG991763674UG, 29.49%, 2/03/24 ..... 4 4
UG991785226UG, 29.49%, 2/03/24 ..... 67 67
UG991795299UG, 29.49%, 2/03/24 ..... 118 119
UG991815788UG, 29.49%, 2/03/24 ..... 67 68
UG991861447UG, 29.49%, 2/03/24 ..... 42 43
UG991909246UG, 29.49%, 2/03/24 ..... 142 144
UG991842330UG, Zero Cpn, 2/04/24 .... 128 9
UG991856429UG, Zero Cpn, 2/04/24 .... 148 10
UG991844970UG, 15%, 2/04/24 ........ 598 601
UG991776059UG, 15.47%, 2/04/24 ..... 43 43
UG991854905UG, 15.47%, 2/04/24 ..... 182 183
UG991686911UG, 18.47%, 2/04/24 ...... 54 54
UG991685554UG, 18.71%, 2/04/24 ..... 58 58
UG991702673UG, 28.48%, 2/04/24 ..... 86 87
UG991875683UG, 28.48%, 2/04/24 ..... 87 12
UG991711305UG, 29.48%, 2/04/24 ...... 79 80
UG991702984UG, 29.49%, 2/04/24 ..... 53 53
UG991715507UG, 29.49%, 2/04/24 ..... 9 9
UG991726705UG, 29.49%, 2/04/24 ..... 47 46
UG991728226UG, 29.49%, 2/04/24 ..... 993 1,014
UG991741875UG, 29.49%, 2/04/24 ..... 170 12
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991756664UG, 29.49%, 2/04/24 ..... $ 82 $ 84
UG991764301UG, 29.49%, 2/04/24 ..... 61 62
UG991788801UG, 29.49%, 2/04/24 ..... 86 87
UG991790411UG, 29.49%, 2/04/24 ...... 10 10
UG991796108UG, 29.49%, 2/04/24 ..... 11 11
UG991804405UG, 29.49%, 2/04/24 ..... 46 46
UG991813259UG, 29.49%, 2/04/24 ..... 342 349
UG991829699UG, 29.49%, 2/04/24 ..... 24 25
UG991894355UG, 29.49%, 2/04/24 ..... – –
UG991909049UG, 29.49%, 2/04/24 ..... 41 42
UG991910876UG, 29.49%, 2/04/24 ..... 201 202
UG991911528UG, 29.49%, 2/04/24 ...... 159 161
UG991917056UG, 29.49%, 2/04/24 ..... 200 202
UG991695845UG, Zero Cpn, 2/05/24 .... (4) (4)
UG991700243UG, Zero Cpn, 2/05/24 .... 164 11
UG991716267UG, Zero Cpn, 2/05/24 .... 77 5
UG991751346UG, Zero Cpn, 2/05/24 .... 109 8
UG991763866UG, Zero Cpn, 2/05/24 .... 60 4
UG991779478UG, Zero Cpn, 2/05/24 .... 280 20
UG991854737UG, Zero Cpn, 2/05/24 .... 657 46
UG991908519UG, Zero Cpn, 2/05/24 .... 73 5
UG991711452UG, 19.96%, 2/05/24 ...... 101 102
UG991693126UG, 19.99%, 2/05/24 ..... 63 65
UG991815229UG, 19.99%, 2/05/24 ..... 8 8
UG991896939UG, 20.47%, 2/05/24 ..... 425 425
UG991827138UG, 21.48%, 2/05/24 ..... 51 52
UG991854090UG, 21.48%, 2/05/24 ..... 108 108
UG991776899UG, 22.47%, 2/05/24 ..... 50 50
UG991698945UG, 23.45%, 2/05/24 ..... 127 127
UG991725398UG, 23.45%, 2/05/24 ..... 38 38
UG991938019UG, 23.45%, 2/05/24 ..... 94 94
UG991866679UG, 26.44%, 2/05/24 ..... 49 49
UG991712635UG, 28.48%, 2/05/24 ..... 184 187
UG991735405UG, 28.48%, 2/05/24 ..... 17 17
UG991738161UG, 28.48%, 2/05/24 ..... 129 132
UG991739512UG, 28.48%, 2/05/24 ..... 76 77
UG991744316UG, 28.48%, 2/05/24 ..... 133 136
UG991751198UG, 28.48%, 2/05/24 ...... 169 172
UG991766340UG, 28.48%, 2/05/24 ..... 313 320
UG991785400UG, 28.48%, 2/05/24 ..... 64 65
UG991835745UG, 28.48%, 2/05/24 ..... 85 86
UG991852618UG, 28.48%, 2/05/24 ..... 17 16
UG991886671UG, 28.48%, 2/05/24 ..... 21 21
UG991898117UG, 28.48%, 2/05/24 ...... 83 84
UG991916369UG, 28.48%, 2/05/24 ..... 96 97
UG991805200UG, 29.46%, 2/05/24 ..... 60 61
UG991697955UG, 29.48%, 2/05/24 ..... 210 214
UG991701867UG, 29.48%, 2/05/24 ..... 47 47
UG991714933UG, 29.48%, 2/05/24 ..... 67 68
UG991716572UG, 29.48%, 2/05/24 ..... 48 49
UG991779730UG, 29.48%, 2/05/24 ..... 17 17
UG991781448UG, 29.48%, 2/05/24 ..... 65 66
UG991797219UG, 29.48%, 2/05/24 ..... 390 397
UG991833863UG, 29.48%, 2/05/24 ..... 98 100
UG991838320UG, 29.48%, 2/05/24 ..... 37 38
UG991898289UG, 29.48%, 2/05/24 ..... 48 48
UG991914626UG, 29.48%, 2/05/24 ..... 6 6
UG991681844UG, 29.49%, 2/05/24 ..... 540 169

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991692055UG, 29.49%, 2/05/24 ..... $ 181 $ 58
UG991693089UG, 29.49%, 2/05/24 ..... 65 66
UG991693783UG, 29.49%, 2/05/24 ..... 33 34
UG991696162UG, 29.49%, 2/05/24 ..... 61 63
UG991696616UG, 29.49%, 2/05/24 ..... 154 157
UG991696879UG, 29.49%, 2/05/24 ..... 304 310
UG991697144UG, 29.49%, 2/05/24 ..... 54 55
UG991701473UG, 29.49%, 2/05/24 ..... 160 163
UG991704518UG, 29.49%, 2/05/24 ..... 28 28
UG991705344UG, 29.49%, 2/05/24 ..... 34 13
UG991705462UG, 29.49%, 2/05/24 ..... 139 138
UG991705465UG, 29.49%, 2/05/24 ..... 45 46
UG991706846UG, 29.49%, 2/05/24 ..... 99 101
UG991711063UG, 29.49%, 2/05/24 ...... 40 40
UG991711397UG, 29.49%, 2/05/24 ...... 246 251
UG991712546UG, 29.49%, 2/05/24 ..... 51 52
UG991713288UG, 29.49%, 2/05/24 ..... 31 31
UG991713498UG, 29.49%, 2/05/24 ..... 46 47
UG991716734UG, 29.49%, 2/05/24 ..... 41 40
UG991718017UG, 29.49%, 2/05/24 ..... 62 63
UG991723083UG, 29.49%, 2/05/24 ..... 100 102
UG991723420UG, 29.49%, 2/05/24 ..... 49 50
UG991724092UG, 29.49%, 2/05/24 ..... 15 15
UG991726322UG, 29.49%, 2/05/24 ..... 12 12
UG991729702UG, 29.49%, 2/05/24 ..... – –
UG991730878UG, 29.49%, 2/05/24 ..... 183 185
UG991737989UG, 29.49%, 2/05/24 ..... 32 33
UG991739387UG, 29.49%, 2/05/24 ..... 465 31
UG991741149UG, 29.49%, 2/05/24 ...... 5 5
UG991741933UG, 29.49%, 2/05/24 ..... 13 13
UG991744990UG, 29.49%, 2/05/24 ..... 47 48
UG991752632UG, 29.49%, 2/05/24 ..... 66 67
UG991757885UG, 29.49%, 2/05/24 ..... 282 284
UG991760937UG, 29.49%, 2/05/24 ..... – –
UG991773526UG, 29.49%, 2/05/24 ..... 197 201
UG991779496UG, 29.49%, 2/05/24 ..... 184 186
UG991783484UG, 29.49%, 2/05/24 ..... 131 134
UG991785049UG, 29.49%, 2/05/24 ..... 64 66
UG991786506UG, 29.49%, 2/05/24 ..... 122 125
UG991787648UG, 29.49%, 2/05/24 ..... 289 296
UG991788922UG, 29.49%, 2/05/24 ..... 270 274
UG991791302UG, 29.49%, 2/05/24 ..... – –
UG991796027UG, 29.49%, 2/05/24 ..... 92 94
UG991799165UG, 29.49%, 2/05/24 ..... 52 53
UG991801405UG, 29.49%, 2/05/24 ..... 232 236
UG991827164UG, 29.49%, 2/05/24 ..... 11 11
UG991827302UG, 29.49%, 2/05/24 ..... 62 62
UG991831270UG, 29.49%, 2/05/24 ..... 133 43
UG991833796UG, 29.49%, 2/05/24 ..... 74 75
UG991847475UG, 29.49%, 2/05/24 ..... 4 4
UG991852272UG, 29.49%, 2/05/24 ..... 9 9
UG991858745UG, 29.49%, 2/05/24 ..... 153 157
UG991858849UG, 29.49%, 2/05/24 ..... 8 8
UG991858897UG, 29.49%, 2/05/24 ..... 15 15
UG991875810UG, 29.49%, 2/05/24 ..... 2 2
UG991879388UG, 29.49%, 2/05/24 ..... 44 44
UG991889487UG, 29.49%, 2/05/24 ..... 49 49
UG991901626UG, 29.49%, 2/05/24 ..... 46 45
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991905879UG, 29.49%, 2/05/24 ..... $ 60 $ 61
UG991912151UG, 29.49%, 2/05/24 ..... 216 (7)
UG991932864UG, 29.49%, 2/05/24 ..... 32 32
UG991936900UG, 29.49%, 2/05/24 ..... 48 49
UG991698911UG, Zero Cpn, 2/06/24 .... 112 8
UG991700772UG, Zero Cpn, 2/06/24 .... 196 14
UG991701271UG, Zero Cpn, 2/06/24 .... 145 10
UG991703003UG, Zero Cpn, 2/06/24 .... 37 3
UG991705673UG, Zero Cpn, 2/06/24 .... 29 2
UG991716848UG, Zero Cpn, 2/06/24 .... 134 9
UG991756004UG, Zero Cpn, 2/06/24 .... 167 12
UG991791590UG, Zero Cpn, 2/06/24 .... 95 7
UG991863263UG, Zero Cpn, 2/06/24 .... 1,427 99
UG991867936UG, Zero Cpn, 2/06/24 .... 36 3
UG991877592UG, Zero Cpn, 2/06/24 .... 655 45
UG991902326UG, Zero Cpn, 2/06/24 .... 34 2
UG991766242UG, 18.47%, 2/06/24 ..... 77 77
UG991894070UG, 19.96%, 2/06/24 ..... 127 127
UG991750813UG, 19.99%, 2/06/24 ..... 68 22
UG991911467UG, 19.99%, 2/06/24 ...... 25 25
UG991740030UG, 20.47%, 2/06/24 ..... 12 12
UG991718257UG, 20.96%, 2/06/24 ..... 83 83
UG991809389UG, 20.96%, 2/06/24 ..... 199 199
UG991714545UG, 21.48%, 2/06/24 ..... 73 72
UG991747919UG, 21.48%, 2/06/24 ..... 49 48
UG991764160UG, 21.48%, 2/06/24 ..... 82 82
UG991896635UG, 21.48%, 2/06/24 ..... 241 241
UG991713027UG, 23.45%, 2/06/24 ..... 37 37
UG991734865UG, 25.45%, 2/06/24 ..... 74 74
UG991702392UG, 28.48%, 2/06/24 ..... 93 95
UG991730449UG, 28.48%, 2/06/24 ..... 98 100
UG991738872UG, 28.48%, 2/06/24 ..... 14 14
UG991740055UG, 28.48%, 2/06/24 ..... 344 351
UG991741244UG, 28.48%, 2/06/24 ..... 106 14
UG991780645UG, 28.48%, 2/06/24 ..... 181 185
UG991785489UG, 28.48%, 2/06/24 ..... 325 331
UG991803786UG, 28.48%, 2/06/24 ..... 68 69
UG991827686UG, 28.48%, 2/06/24 ..... 127 129
UG991831344UG, 28.48%, 2/06/24 ..... 10 10
UG991853055UG, 28.48%, 2/06/24 ..... 115 117
UG991853534UG, 28.48%, 2/06/24 ..... 96 98
UG991896815UG, 28.48%, 2/06/24 ..... 65 65
UG991704767UG, 29.48%, 2/06/24 ..... 206 210
UG991711309UG, 29.48%, 2/06/24 ...... 12 12
UG991819053UG, 29.48%, 2/06/24 ..... 47 48
UG991832143UG, 29.48%, 2/06/24 ..... 43 44
UG991835222UG, 29.48%, 2/06/24 ..... 391 397
UG991894999UG, 29.48%, 2/06/24 ..... 340 344
UG991914678UG, 29.48%, 2/06/24 ..... 123 124
UG991928677UG, 29.48%, 2/06/24 ..... 97 98
UG991700219UG, 29.49%, 2/06/24 ..... 6 6
UG991702835UG, 29.49%, 2/06/24 ..... 115 117
UG991703043UG, 29.49%, 2/06/24 ..... 34 35
UG991703094UG, 29.49%, 2/06/24 ..... 24 24
UG991704372UG, 29.49%, 2/06/24 ..... 60 61
UG991706376UG, 29.49%, 2/06/24 ..... 91 14
UG991706434UG, 29.49%, 2/06/24 ..... 171 175
UG991706794UG, 29.49%, 2/06/24 ..... 48 48

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991707306UG, 29.49%, 2/06/24 ..... $ 304 $ 307
UG991709169UG, 29.49%, 2/06/24 ..... 51 51
UG991711265UG, 29.49%, 2/06/24 ...... 108 110
UG991711897UG, 29.49%, 2/06/24 ...... 64 2
UG991713731UG, 29.49%, 2/06/24 ..... 52 17
UG991717524UG, 29.49%, 2/06/24 ..... 129 108
UG991718539UG, 29.49%, 2/06/24 ..... 46 46
UG991723140UG, 29.49%, 2/06/24 ..... 186 190
UG991725101UG, 29.49%, 2/06/24 ..... 13 13
UG991726361UG, 29.49%, 2/06/24 ..... 589 149
UG991727080UG, 29.49%, 2/06/24 ..... 11 11
UG991730343UG, 29.49%, 2/06/24 ..... 137 43
UG991731423UG, 29.49%, 2/06/24 ..... 64 65
UG991734953UG, 29.49%, 2/06/24 ..... 109 111
UG991735402UG, 29.49%, 2/06/24 ..... 48 49
UG991736969UG, 29.49%, 2/06/24 ..... 95 97
UG991738288UG, 29.49%, 2/06/24 ..... 76 77
UG991738514UG, 29.49%, 2/06/24 ..... 102 104
UG991739473UG, 29.49%, 2/06/24 ..... 59 61
UG991741909UG, 29.49%, 2/06/24 ..... – –
UG991750749UG, 29.49%, 2/06/24 ..... 169 170
UG991754554UG, 29.49%, 2/06/24 ..... 65 65
UG991756713UG, 29.49%, 2/06/24 ..... 467 476
UG991760581UG, 29.49%, 2/06/24 ..... 211 215
UG991762718UG, 29.49%, 2/06/24 ..... 86 88
UG991766178UG, 29.49%, 2/06/24 ..... 9 9
UG991766882UG, 29.49%, 2/06/24 ..... 110 112
UG991767912UG, 29.49%, 2/06/24 ..... 90 92
UG991769363UG, 29.49%, 2/06/24 ..... 55 8
UG991775218UG, 29.49%, 2/06/24 ..... 128 130
UG991780601UG, 29.49%, 2/06/24 ..... 67 68
UG991792802UG, 29.49%, 2/06/24 ..... 462 66
UG991797851UG, 29.49%, 2/06/24 ..... 17 17
UG991802450UG, 29.49%, 2/06/24 ..... 85 86
UG991803366UG, 29.49%, 2/06/24 ..... 79 79
UG991804272UG, 29.49%, 2/06/24 ..... 36 37
UG991811603UG, 29.49%, 2/06/24 ...... 52 52
UG991812453UG, 29.49%, 2/06/24 ..... 71 72
UG991815771UG, 29.49%, 2/06/24 ..... 11 11
UG991824369UG, 29.49%, 2/06/24 ..... 46 47
UG991845179UG, 29.49%, 2/06/24 ..... 98 100
UG991848888UG, 29.49%, 2/06/24 ..... 74 76
UG991854055UG, 29.49%, 2/06/24 ..... 489 500
UG991854221UG, 29.49%, 2/06/24 ..... 489 500
UG991863148UG, 29.49%, 2/06/24 ..... 105 107
UG991864157UG, 29.49%, 2/06/24 ..... 113 115
UG991865672UG, 29.49%, 2/06/24 ..... 170 173
UG991876619UG, 29.49%, 2/06/24 ..... – –
UG991879365UG, 29.49%, 2/06/24 ..... 115 116
UG991894974UG, 29.49%, 2/06/24 ..... 288 291
UG991903049UG, 29.49%, 2/06/24 ..... 28 28
UG991903768UG, 29.49%, 2/06/24 ..... 993 998
UG991908232UG, 29.49%, 2/06/24 ..... 49 49
UG991908563UG, 29.49%, 2/06/24 ..... 32 32
UG991913163UG, 29.49%, 2/06/24 ..... 62 20
UG991916003UG, 29.49%, 2/06/24 ..... 153 155
UG991917005UG, 29.49%, 2/06/24 ..... 87 12
UG991919051UG, 29.49%, 2/06/24 ..... 12 12
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991925585UG, 29.49%, 2/06/24 ..... $ 144 $ 146
UG991705242UG, Zero Cpn, 2/07/24 .... 360 26
UG991717577UG, Zero Cpn, 2/07/24 .... 53 4
UG991726634UG, Zero Cpn, 2/07/24 .... 235 17
UG991729154UG, Zero Cpn, 2/07/24 .... 456 32
UG991756174UG, Zero Cpn, 2/07/24 .... 265 18
UG991765791UG, Zero Cpn, 2/07/24 .... 133 9
UG991805714UG, Zero Cpn, 2/07/24 .... 73 5
UG991849970UG, Zero Cpn, 2/07/24 .... 58 4
UG991860170UG, Zero Cpn, 2/07/24 .... 280 19
UG991874547UG, Zero Cpn, 2/07/24 .... 53 4
UG991895135UG, Zero Cpn, 2/07/24 .... 101 7
UG991918817UG, Zero Cpn, 2/07/24 .... 98 7
UG991952896UG, 17.49%, 2/07/24 ..... 456 457
UG991726829UG, 18.47%, 2/07/24 ..... 102 102
UG991908299UG, 18.47%, 2/07/24 ..... 46 46
UG991747268UG, 19.96%, 2/07/24 ..... 54 54
UG991746536UG, 20.47%, 2/07/24 ..... 172 172
UG991728476UG, 22.45%, 2/07/24 ..... 99 98
UG991705944UG, 22.47%, 2/07/24 ..... 127 126
UG991731634UG, 23.45%, 2/07/24 ..... 40 40
UG991706634UG, 28.48%, 2/07/24 ..... 447 (17)
UG991741108UG, 28.48%, 2/07/24 ...... 443 (17)
UG991758069UG, 28.48%, 2/07/24 ..... 212 213
UG991764700UG, 28.48%, 2/07/24 ..... 54 55
UG991799124UG, 28.48%, 2/07/24 ..... 3 3
UG991803011UG, 28.48%, 2/07/24 ...... 73 74
UG991815918UG, 28.48%, 2/07/24 ..... 85 85
UG991818712UG, 28.48%, 2/07/24 ..... 209 211
UG991850407UG, 28.48%, 2/07/24 ..... 26 26
UG991860532UG, 28.48%, 2/07/24 ..... 73 11
UG991917220UG, 28.48%, 2/07/24 ..... 102 103
UG991709711UG, 29.48%, 2/07/24 ...... 180 183
UG991711547UG, 29.48%, 2/07/24 ...... 57 58
UG991715983UG, 29.48%, 2/07/24 ..... 34 34
UG991728869UG, 29.48%, 2/07/24 ..... 56 57
UG991731888UG, 29.48%, 2/07/24 ..... 7 7
UG991736572UG, 29.48%, 2/07/24 ..... 127 128
UG991760237UG, 29.48%, 2/07/24 ..... 154 157
UG991761553UG, 29.48%, 2/07/24 ..... 31 32
UG991797551UG, 29.48%, 2/07/24 ..... 135 138
UG991803460UG, 29.48%, 2/07/24 ..... 138 141
UG991810928UG, 29.48%, 2/07/24 ..... 490 498
UG991813154UG, 29.48%, 2/07/24 ..... 92 93
UG991705840UG, 29.49%, 2/07/24 ..... 118 42
UG991707631UG, 29.49%, 2/07/24 ..... 71 72
UG991709347UG, 29.49%, 2/07/24 ..... 2 2
UG991711441UG, 29.49%, 2/07/24 ...... 15 14
UG991711765UG, 29.49%, 2/07/24 ...... 256 261
UG991712265UG, 29.49%, 2/07/24 ..... 83 70
UG991712289UG, 29.49%, 2/07/24 ..... 73 75
UG991712442UG, 29.49%, 2/07/24 ..... 99 99
UG991712942UG, 29.49%, 2/07/24 ..... 72 73
UG991714110UG, 29.49%, 2/07/24 ...... 89 91
UG991714530UG, 29.49%, 2/07/24 ..... 79 81
UG991720763UG, 29.49%, 2/07/24 ..... 124 126
UG991721981UG, 29.49%, 2/07/24 ..... 74 76
UG991724940UG, 29.49%, 2/07/24 ..... 252 78

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991729259UG, 29.49%, 2/07/24 ..... $ 149 $ 152
UG991729859UG, 29.49%, 2/07/24 ..... 282 18
UG991734419UG, 29.49%, 2/07/24 ..... 68 70
UG991736257UG, 29.49%, 2/07/24 ..... 71 72
UG991742022UG, 29.49%, 2/07/24 ..... 105 107
UG991747730UG, 29.49%, 2/07/24 ..... – –
UG991758864UG, 29.49%, 2/07/24 ..... 35 35
UG991760583UG, 29.49%, 2/07/24 ..... 41 41
UG991762212UG, 29.49%, 2/07/24 ..... 352 109
UG991767246UG, 29.49%, 2/07/24 ..... 80 12
UG991768735UG, 29.49%, 2/07/24 ..... 583 586
UG991772407UG, 29.49%, 2/07/24 ..... 43 44
UG991780524UG, 29.49%, 2/07/24 ..... 90 13
UG991781548UG, 29.49%, 2/07/24 ..... 477 486
UG991782258UG, 29.49%, 2/07/24 ..... 934 (41)
UG991787046UG, 29.49%, 2/07/24 ..... 30 12
UG991794751UG, 29.49%, 2/07/24 ..... 135 136
UG991795789UG, 29.49%, 2/07/24 ..... 90 92
UG991804746UG, 29.49%, 2/07/24 ..... 49 3
UG991814041UG, 29.49%, 2/07/24 ..... 14 14
UG991817194UG, 29.49%, 2/07/24 ..... 69 5
UG991817987UG, 29.49%, 2/07/24 ..... 48 49
UG991822013UG, 29.49%, 2/07/24 ..... 84 86
UG991835130UG, 29.49%, 2/07/24 ..... 73 75
UG991838231UG, 29.49%, 2/07/24 ..... 38 6
UG991838362UG, 29.49%, 2/07/24 ..... 75 76
UG991840310UG, 29.49%, 2/07/24 ..... 98 98
UG991842041UG, 29.49%, 2/07/24 ..... 58 57
UG991844653UG, 29.49%, 2/07/24 ..... 271 85
UG991845454UG, 29.49%, 2/07/24 ..... 449 33
UG991847296UG, 29.49%, 2/07/24 ..... 243 245
UG991852247UG, 29.49%, 2/07/24 ..... 394 399
UG991852683UG, 29.49%, 2/07/24 ..... 85 87
UG991860524UG, 29.49%, 2/07/24 ..... 111 110
UG991881568UG, 29.49%, 2/07/24 ..... 151 154
UG991889120UG, 29.49%, 2/07/24 ..... 152 154
UG991897062UG, 29.49%, 2/07/24 ..... 15 15
UG991920447UG, 29.49%, 2/07/24 ..... 45 7
UG991920714UG, 29.49%, 2/07/24 ..... 72 72
UG991734323UG, 16.49%, 2/09/24 ..... 102 102
UG991557990UG, 29.49%, 3/17/24 ..... 35 30
UG991817049UG, Zero Cpn, 3/24/24 .... 495 35
UG991773707UG, 29.49%, 4/05/24 ..... 251 36
UG991556675UG, 29.49%, 4/17/24 ..... 58 60
UG991638900UG, 29.47%, 4/18/24 ..... 44 37
UG991759455UG, 19.99%, 5/07/24 ..... 187 159
UG991552817UG, 29.49%, 5/15/24 ..... 115 95
UG991671486UG, 29.49%, 5/16/24 ..... 167 142
UG991688837UG, 29.49%, 5/18/24 ..... 318 272
UG991693378UG, 23.44%, 6/03/24 ..... 97 79
UG991658433UG, 16.49%, 6/30/24 ..... 513 409
UG991591790UG, 29.49%, 9/21/24 ..... 331 262
UG991802395UG, 29.49%, 10/06/24 .... 142 113
UG991732331UG, 28.48%, 10/15/24 .... 69 54
UG991762808UG, 29.49%, 11/07/24 ..... 87 21
UG991487037UG, 14.98%, 1/13/25 ..... 1,169 1,196
UG991499314UG, 16.99%, 1/14/25 ..... 278 284
UG991512643UG, 16.99%, 1/15/25 ..... 1,575 1,074
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991514741UG, 17.99%, 1/15/25 ..... $ 724 $ 725
UG991515511UG, 16.99%, 1/16/25 ...... 138 10
UG991534713UG, Zero Cpn, 1/18/25 .... 356 25
UG991542221UG, Zero Cpn, 1/18/25 .... 229 16
UG991543705UG, Zero Cpn, 1/18/25 .... 21 1
UG991545704UG, Zero Cpn, 1/18/25 .... 151 10
UG991554221UG, Zero Cpn, 1/18/25 .... 2,408 166
UG991569157UG, Zero Cpn, 1/18/25 .... 151 11
UG991575618UG, Zero Cpn, 1/18/25 .... 53 4
UG991578090UG, Zero Cpn, 1/18/25 .... – –
UG991738583UG, Zero Cpn, 1/18/25 .... 142 10
UG991771306UG, Zero Cpn, 1/18/25 .... 351 24
UG991534259UG, 19.99%, 1/18/25 ..... 1,787 1,860
UG991540248UG, 19.99%, 1/18/25 ..... 28 28
UG991542919UG, 19.99%, 1/18/25 ..... 367 386
UG991543349UG, 19.99%, 1/18/25 ..... 861 904
UG991596625UG, 19.99%, 1/18/25 ..... 213 220
UG991613831UG, 19.99%, 1/18/25 ..... 266 280
UG991741235UG, 19.99%, 1/18/25 ..... 32 33
UG991535930UG, 27.95%, 1/18/25 ..... 1,400 1,466
UG991541397UG, 27.95%, 1/18/25 ..... 202 207
UG991537321UG, 28.98%, 1/18/25 ..... 81 5
UG991541578UG, 28.98%, 1/18/25 ..... 54 56
UG991541730UG, 28.98%, 1/18/25 ..... 691 706
UG991547864UG, 28.98%, 1/18/25 ..... 539 565
UG991548072UG, 28.98%, 1/18/25 ..... 882 644
UG991571658UG, 28.98%, 1/18/25 ..... 164 168
UG991586801UG, 28.98%, 1/18/25 ..... 175 182
UG991605601UG, 28.98%, 1/18/25 ..... 35 35
UG991633024UG, 28.98%, 1/18/25 ..... 61 61
UG991643127UG, 28.98%, 1/18/25 ..... 138 143
UG991643598UG, 28.98%, 1/18/25 ..... 121 124
UG991644065UG, 28.98%, 1/18/25 ..... 619 (29)
UG991646974UG, 28.98%, 1/18/25 ..... 154 161
UG991662279UG, 28.98%, 1/18/25 ..... 91 94
UG991669237UG, 28.98%, 1/18/25 ..... 57 59
UG991734107UG, 28.98%, 1/18/25 ..... 49 –
UG991767339UG, 28.98%, 1/18/25 ..... 13 13
UG991770623UG, 28.98%, 1/18/25 ..... 601 624
UG991766780UG, 29.45%, 1/18/25 ..... 118 122
UG991670069UG, 29.46%, 1/18/25 ..... 429 451
UG991567035UG, 29.48%, 1/18/25 ..... 442 467
UG991535459UG, 29.49%, 1/18/25 ..... 186 198
UG991535708UG, 29.49%, 1/18/25 ..... 87 90
UG991536072UG, 29.49%, 1/18/25 ..... 346 348
UG991536876UG, 29.49%, 1/18/25 ..... 217 226
UG991536929UG, 29.49%, 1/18/25 ..... 1,023 1,059
UG991537021UG, 29.49%, 1/18/25 ..... 138 145
UG991540546UG, 29.49%, 1/18/25 ..... 80 84
UG991540582UG, 29.49%, 1/18/25 ..... 971 985
UG991541260UG, 29.49%, 1/18/25 ..... 73 76
UG991542253UG, 29.49%, 1/18/25 ..... 193 154
UG991543638UG, 29.49%, 1/18/25 ..... 109 113
UG991544799UG, 29.49%, 1/18/25 ..... 190 199
UG991545277UG, 29.49%, 1/18/25 ..... 286 302
UG991560367UG, 29.49%, 1/18/25 ..... 379 395
UG991563278UG, 29.49%, 1/18/25 ..... 134 140
UG991576670UG, 29.49%, 1/18/25 ..... – –

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991577286UG, 29.49%, 1/18/25 ..... $ 421 $ 421
UG991580004UG, 29.49%, 1/18/25 ..... 100 (4)
UG991584589UG, 29.49%, 1/18/25 ..... 174 177
UG991608770UG, 29.49%, 1/18/25 ..... 167 174
UG991637270UG, 29.49%, 1/18/25 ..... 51 53
UG991641889UG, 29.49%, 1/18/25 ..... 180 25
UG991692788UG, 29.49%, 1/18/25 ..... 46 47
UG991705157UG, 29.49%, 1/18/25 ..... 68 68
UG991757664UG, 29.49%, 1/18/25 ..... 16 16
UG991765962UG, 29.49%, 1/18/25 ..... 68 71
UG991766828UG, 29.49%, 1/18/25 ..... 146 (5)
UG991768700UG, 29.49%, 1/18/25 ..... 174 179
UG991768927UG, 29.49%, 1/18/25 ..... 7 7
UG991613322UG, 29.99%, 1/18/25 ..... 195 (5)
UG991567374UG, Zero Cpn, 1/19/25 .... 65 4
UG991616062UG, Zero Cpn, 1/19/25 .... 308 22
UG991688411UG, Zero Cpn, 1/19/25 .... 141 10
UG991698039UG, Zero Cpn, 1/19/25 .... 197 14
UG991706987UG, Zero Cpn, 1/19/25 .... 719 51
UG991755764UG, Zero Cpn, 1/19/25 .... 44 3
UG991766229UG, Zero Cpn, 1/19/25 .... 178 12
UG991664635UG, 18.97%, 1/19/25 ..... – –
UG991713909UG, 18.97%, 1/19/25 ..... 202 204
UG991547598UG, 19.99%, 1/19/25 ..... 130 –
UG991553350UG, 19.99%, 1/19/25 ..... 51 53
UG991556775UG, 19.99%, 1/19/25 ..... 94 98
UG991593524UG, 19.99%, 1/19/25 ..... 67 69
UG991610154UG, 19.99%, 1/19/25 ..... 588 75
UG991617879UG, 19.99%, 1/19/25 ..... 1,033 1,084
UG991640553UG, 19.99%, 1/19/25 ..... 123 124
UG991650417UG, 19.99%, 1/19/25 ..... 195 203
UG991720021UG, 19.99%, 1/19/25 ..... 987 1,027
UG991729446UG, 19.99%, 1/19/25 ..... 48 48
UG991764139UG, 19.99%, 1/19/25 ..... 36 36
UG991766471UG, 19.99%, 1/19/25 ..... 211 (2)
UG991698886UG, 21.46%, 1/19/25 ..... 85 85
UG991690575UG, 25.95%, 1/19/25 ..... 410 420
UG991779529UG, 27.99%, 1/19/25 ..... 277 288
UG991544331UG, 28.98%, 1/19/25 ..... 489 508
UG991547565UG, 28.98%, 1/19/25 ..... 123 124
UG991556346UG, 28.98%, 1/19/25 ..... 173 182
UG991580652UG, 28.98%, 1/19/25 ..... 82 86
UG991652010UG, 28.98%, 1/19/25 ..... 259 267
UG991669072UG, 28.98%, 1/19/25 ..... 179 186
UG991680250UG, 28.98%, 1/19/25 ..... 338 342
UG991684419UG, 28.98%, 1/19/25 ..... 619 641
UG991689404UG, 28.98%, 1/19/25 ..... 149 156
UG991694508UG, 28.98%, 1/19/25 ..... 228 236
UG991698089UG, 28.98%, 1/19/25 ..... 133 18
UG991729327UG, 28.98%, 1/19/25 ..... 98 102
UG991734745UG, 28.98%, 1/19/25 ..... 326 339
UG991738232UG, 28.98%, 1/19/25 ..... 13 13
UG991746200UG, 28.98%, 1/19/25 ..... 369 384
UG991746728UG, 28.98%, 1/19/25 ..... 79 83
UG991747421UG, 28.98%, 1/19/25 ..... 41 42
UG991748030UG, 28.98%, 1/19/25 ..... 110 114
UG991750526UG, 28.98%, 1/19/25 ..... 475 494
UG991760907UG, 28.98%, 1/19/25 ..... 260 18
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991770244UG, 28.98%, 1/19/25 ..... $ 430 $ 445
UG991771984UG, 28.98%, 1/19/25 ..... 601 43
UG991778450UG, 28.98%, 1/19/25 ..... 40 41
UG991783038UG, 28.98%, 1/19/25 ..... 381 395
UG991783620UG, 28.98%, 1/19/25 ..... 271 282
UG991784176UG, 28.98%, 1/19/25 ..... 245 252
UG991616379UG, 29.45%, 1/19/25 ..... 105 105
UG991547157UG, 29.46%, 1/19/25 ..... 407 411
UG991550875UG, 29.47%, 1/19/25 ..... 1,390 1,467
UG991767247UG, 29.47%, 1/19/25 ..... 427 445
UG991551878UG, 29.48%, 1/19/25 ..... 442 446
UG991681269UG, 29.48%, 1/19/25 ..... 164 11
UG991542015UG, 29.49%, 1/19/25 ..... 272 269
UG991545568UG, 29.49%, 1/19/25 ..... 1,206 1,254
UG991547832UG, 29.49%, 1/19/25 ..... 172 177
UG991556769UG, 29.49%, 1/19/25 ..... 118 123
UG991557306UG, 29.49%, 1/19/25 ..... 754 53
UG991559196UG, 29.49%, 1/19/25 ..... 2,219 2,138
UG991563658UG, 29.49%, 1/19/25 ..... 823 861
UG991567620UG, 29.49%, 1/19/25 ..... 235 243
UG991569855UG, 29.49%, 1/19/25 ..... 24 24
UG991571908UG, 29.49%, 1/19/25 ..... 120 125
UG991572593UG, 29.49%, 1/19/25 ..... 516 528
UG991575387UG, 29.49%, 1/19/25 ..... 175 186
UG991579317UG, 29.49%, 1/19/25 ..... 109 112
UG991587154UG, 29.49%, 1/19/25 ..... 178 181
UG991587244UG, 29.49%, 1/19/25 ..... 146 20
UG991589283UG, 29.49%, 1/19/25 ..... 546 575
UG991589395UG, 29.49%, 1/19/25 ..... 381 392
UG991590614UG, 29.49%, 1/19/25 ..... 195 205
UG991666296UG, 29.49%, 1/19/25 ..... 145 150
UG991668851UG, 29.49%, 1/19/25 ..... 87 91
UG991676239UG, 29.49%, 1/19/25 ..... 757 790
UG991700162UG, 29.49%, 1/19/25 ..... 51 51
UG991710813UG, 29.49%, 1/19/25 ..... 55 57
UG991719174UG, 29.49%, 1/19/25 ..... 1,168 1,219
UG991721350UG, 29.49%, 1/19/25 ..... 1,703 1,782
UG991732729UG, 29.49%, 1/19/25 ..... 228 232
UG991764318UG, 29.49%, 1/19/25 ..... 56 58
UG991767220UG, 29.49%, 1/19/25 ..... 17 18
UG991769796UG, 29.49%, 1/19/25 ..... 105 109
UG991771466UG, 29.49%, 1/19/25 ..... 135 140
UG991772043UG, 29.49%, 1/19/25 ..... 76 80
UG991773161UG, 29.49%, 1/19/25 ..... 340 353
UG991773734UG, 29.49%, 1/19/25 ..... 24 24
UG991782580UG, 29.49%, 1/19/25 ..... 82 85
UG991783428UG, 29.49%, 1/19/25 ..... 1,640 19
UG991551039UG, Zero Cpn, 1/20/25 .... 2,241 156
UG991553132UG, Zero Cpn, 1/20/25 .... 168 11
UG991556119UG, Zero Cpn, 1/20/25 .... 98 7
UG991557051UG, Zero Cpn, 1/20/25 .... 191 13
UG991557793UG, Zero Cpn, 1/20/25 .... 401 28
UG991573625UG, Zero Cpn, 1/20/25 .... 422 29
UG991581619UG, Zero Cpn, 1/20/25 .... 91 6
UG991598360UG, Zero Cpn, 1/20/25 .... 187 13
UG991598583UG, Zero Cpn, 1/20/25 .... 104 7
UG991619887UG, Zero Cpn, 1/20/25 .... 163 11
UG991620842UG, Zero Cpn, 1/20/25 .... 495 34

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991624810UG, Zero Cpn, 1/20/25 .... $ 298 $ 21
UG991628873UG, Zero Cpn, 1/20/25 .... 267 18
UG991631946UG, Zero Cpn, 1/20/25 .... 165 11
UG991654755UG, Zero Cpn, 1/20/25 .... 231 16
UG991659587UG, Zero Cpn, 1/20/25 .... 172 12
UG991691908UG, Zero Cpn, 1/20/25 .... 644 45
UG991700996UG, Zero Cpn, 1/20/25 .... 306 21
UG991710790UG, Zero Cpn, 1/20/25 .... 324 22
UG991724668UG, Zero Cpn, 1/20/25 .... 96 7
UG991731119UG, Zero Cpn, 1/20/25 .... 2,116 146
UG991787423UG, 14.98%, 1/20/25 ..... 311 312
UG991546373UG, 19.99%, 1/20/25 ..... 21 21
UG991550110UG, 19.99%, 1/20/25 ...... 264 278
UG991551168UG, 19.99%, 1/20/25 ...... 1,537 1,608
UG991553870UG, 19.99%, 1/20/25 ..... 15 15
UG991558664UG, 19.99%, 1/20/25 ..... 307 319
UG991560098UG, 19.99%, 1/20/25 ..... 146 153
UG991563863UG, 19.99%, 1/20/25 ..... 271 282
UG991567021UG, 19.99%, 1/20/25 ..... 360 378
UG991569516UG, 19.99%, 1/20/25 ..... 750 787
UG991575551UG, 19.99%, 1/20/25 ..... 890 935
UG991575610UG, 19.99%, 1/20/25 ..... 1,967 (4)
UG991575708UG, 19.99%, 1/20/25 ..... 134 137
UG991579043UG, 19.99%, 1/20/25 ..... 1,407 1,098
UG991579154UG, 19.99%, 1/20/25 ..... 133 140
UG991579762UG, 19.99%, 1/20/25 ..... 226 237
UG991580041UG, 19.99%, 1/20/25 ..... 291 298
UG991580804UG, 19.99%, 1/20/25 ..... 8 8
UG991580969UG, 19.99%, 1/20/25 ..... 912 951
UG991589726UG, 19.99%, 1/20/25 ..... 30 31
UG991591112UG, 19.99%, 1/20/25 ...... 256 265
UG991601962UG, 19.99%, 1/20/25 ..... 874 893
UG991611311UG, 19.99%, 1/20/25 ...... 24 24
UG991612039UG, 19.99%, 1/20/25 ..... 104 106
UG991613122UG, 19.99%, 1/20/25 ..... 179 188
UG991615000UG, 19.99%, 1/20/25 ..... 360 378
UG991626332UG, 19.99%, 1/20/25 ..... 400 420
UG991627626UG, 19.99%, 1/20/25 ..... 4 4
UG991635746UG, 19.99%, 1/20/25 ..... 240 242
UG991642370UG, 19.99%, 1/20/25 ..... 218 229
UG991646361UG, 19.99%, 1/20/25 ..... 202 210
UG991648690UG, 19.99%, 1/20/25 ..... 89 92
UG991650312UG, 19.99%, 1/20/25 ..... 227 234
UG991666023UG, 19.99%, 1/20/25 ..... 168 176
UG991676336UG, 19.99%, 1/20/25 ..... 108 111
UG991699684UG, 19.99%, 1/20/25 ..... 114 118
UG991751909UG, 19.99%, 1/20/25 ..... 130 135
UG991756492UG, 19.99%, 1/20/25 ..... 27 28
UG991674160UG, 25.95%, 1/20/25 ..... 201 203
UG991717340UG, 25.95%, 1/20/25 ..... 167 119
UG991545216UG, 26.94%, 1/20/25 ..... 50 50
UG991552205UG, 26.94%, 1/20/25 ..... 89 (2)
UG991696729UG, 26.94%, 1/20/25 ..... 149 148
UG991693406UG, 27.95%, 1/20/25 ..... 950 939
UG991552965UG, 27.99%, 1/20/25 ..... 151 158
UG991567052UG, 27.99%, 1/20/25 ..... 73 76
UG991653855UG, 27.99%, 1/20/25 ..... 208 217
UG991682363UG, 27.99%, 1/20/25 ..... 1,537 1,605
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991723012UG, 27.99%, 1/20/25 ..... $ 352 $ 367
UG991544408UG, 28.98%, 1/20/25 ..... 92 97
UG991544778UG, 28.98%, 1/20/25 ..... 39 40
UG991545880UG, 28.98%, 1/20/25 ..... 68 71
UG991545892UG, 28.98%, 1/20/25 ..... 56 56
UG991546136UG, 28.98%, 1/20/25 ..... 67 68
UG991546636UG, 28.98%, 1/20/25 ..... 86 91
UG991547409UG, 28.98%, 1/20/25 ..... 75 79
UG991547592UG, 28.98%, 1/20/25 ..... 5,159 354
UG991547593UG, 28.98%, 1/20/25 ..... 244 256
UG991547777UG, 28.98%, 1/20/25 ..... 142 145
UG991552067UG, 28.98%, 1/20/25 ..... 46 48
UG991552893UG, 28.98%, 1/20/25 ..... 397 415
UG991553649UG, 28.98%, 1/20/25 ..... 1,042 1,095
UG991554237UG, 28.98%, 1/20/25 ..... – –
UG991556261UG, 28.98%, 1/20/25 ..... 773 803
UG991556547UG, 28.98%, 1/20/25 ..... 124 9
UG991557666UG, 28.98%, 1/20/25 ..... 1,039 1,073
UG991557809UG, 28.98%, 1/20/25 ..... 90 95
UG991558482UG, 28.98%, 1/20/25 ..... 1,371 1,440
UG991558522UG, 28.98%, 1/20/25 ..... 139 146
UG991559055UG, 28.98%, 1/20/25 ..... 2,830 2,883
UG991559725UG, 28.98%, 1/20/25 ..... 590 619
UG991561334UG, 28.98%, 1/20/25 ..... 371 388
UG991561686UG, 28.98%, 1/20/25 ..... 176 175
UG991562380UG, 28.98%, 1/20/25 ..... 173 182
UG991563837UG, 28.98%, 1/20/25 ..... 550 577
UG991563880UG, 28.98%, 1/20/25 ..... 73 75
UG991564330UG, 28.98%, 1/20/25 ..... 100 105
UG991564566UG, 28.98%, 1/20/25 ..... 5 5
UG991565562UG, 28.98%, 1/20/25 ..... 846 (30)
UG991566285UG, 28.98%, 1/20/25 ..... 204 214
UG991568378UG, 28.98%, 1/20/25 ..... 302 19
UG991568849UG, 28.98%, 1/20/25 ..... 128 135
UG991568936UG, 28.98%, 1/20/25 ..... 243 255
UG991569159UG, 28.98%, 1/20/25 ..... 32 32
UG991570565UG, 28.98%, 1/20/25 ..... 105 110
UG991571433UG, 28.98%, 1/20/25 ..... 141 148
UG991572223UG, 28.98%, 1/20/25 ..... 970 1,019
UG991572292UG, 28.98%, 1/20/25 ..... 45 46
UG991575019UG, 28.98%, 1/20/25 ..... 415 437
UG991575102UG, 28.98%, 1/20/25 ..... 1,021 1,073
UG991575747UG, 28.98%, 1/20/25 ..... 39 39
UG991576855UG, 28.98%, 1/20/25 ..... 1,959 2,017
UG991579033UG, 28.98%, 1/20/25 ..... 152 159
UG991580751UG, 28.98%, 1/20/25 ..... 269 273
UG991581464UG, 28.98%, 1/20/25 ..... 544 571
UG991581893UG, 28.98%, 1/20/25 ..... 278 291
UG991582316UG, 28.98%, 1/20/25 ..... 187 189
UG991583116UG, 28.98%, 1/20/25 ...... 302 (8)
UG991583574UG, 28.98%, 1/20/25 ..... 136 138
UG991584117UG, 28.98%, 1/20/25 ...... 497 517
UG991586736UG, 28.98%, 1/20/25 ..... 92 93
UG991588111UG, 28.98%, 1/20/25 ...... 113 116
UG991589534UG, 28.98%, 1/20/25 ..... 413 434
UG991589805UG, 28.98%, 1/20/25 ..... 36 37
UG991590552UG, 28.98%, 1/20/25 ..... 313 328
UG991591623UG, 28.98%, 1/20/25 ..... 81 84

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991592663UG, 28.98%, 1/20/25 ..... $ 125 $ 126
UG991593515UG, 28.98%, 1/20/25 ..... 335 339
UG991593668UG, 28.98%, 1/20/25 ..... 220 (8)
UG991594115UG, 28.98%, 1/20/25 ...... 741 776
UG991594803UG, 28.98%, 1/20/25 ..... 77 77
UG991601320UG, 28.98%, 1/20/25 ..... 690 725
UG991602891UG, 28.98%, 1/20/25 ..... 84 88
UG991603854UG, 28.98%, 1/20/25 ..... 283 297
UG991604545UG, 28.98%, 1/20/25 ..... 186 193
UG991604665UG, 28.98%, 1/20/25 ..... 163 171
UG991606337UG, 28.98%, 1/20/25 ..... 95 95
UG991608131UG, 28.98%, 1/20/25 ..... 154 162
UG991608902UG, 28.98%, 1/20/25 ..... 690 718
UG991609515UG, 28.98%, 1/20/25 ..... 345 362
UG991609600UG, 28.98%, 1/20/25 ..... 1,153 958
UG991613998UG, 28.98%, 1/20/25 ..... 415 436
UG991616232UG, 28.98%, 1/20/25 ..... 116 120
UG991617883UG, 28.98%, 1/20/25 ..... 1,032 1,084
UG991621078UG, 28.98%, 1/20/25 ..... 174 176
UG991624075UG, 28.98%, 1/20/25 ..... – –
UG991625260UG, 28.98%, 1/20/25 ..... 102 106
UG991628122UG, 28.98%, 1/20/25 ..... 84 88
UG991629144UG, 28.98%, 1/20/25 ..... 480 504
UG991631399UG, 28.98%, 1/20/25 ..... 776 792
UG991632637UG, 28.98%, 1/20/25 ..... 23 24
UG991634045UG, 28.98%, 1/20/25 ..... 122 128
UG991634258UG, 28.98%, 1/20/25 ..... 430 445
UG991636177UG, 28.98%, 1/20/25 ..... 24 24
UG991639978UG, 28.98%, 1/20/25 ..... 137 143
UG991643294UG, 28.98%, 1/20/25 ..... 138 143
UG991644226UG, 28.98%, 1/20/25 ..... 14 15
UG991645700UG, 28.98%, 1/20/25 ..... 858 879
UG991652664UG, 28.98%, 1/20/25 ..... 7 7
UG991652792UG, 28.98%, 1/20/25 ..... 50 51
UG991653273UG, 28.98%, 1/20/25 ..... 122 126
UG991655177UG, 28.98%, 1/20/25 ..... 567 595
UG991655284UG, 28.98%, 1/20/25 ..... 53 55
UG991657177UG, 28.98%, 1/20/25 ..... 2,320 1,628
UG991657299UG, 28.98%, 1/20/25 ..... 2,882 3,015
UG991658226UG, 28.98%, 1/20/25 ..... 687 715
UG991661646UG, 28.98%, 1/20/25 ..... 298 306
UG991662576UG, 28.98%, 1/20/25 ..... 331 344
UG991664351UG, 28.98%, 1/20/25 ..... 197 199
UG991665002UG, 28.98%, 1/20/25 ..... 865 906
UG991666441UG, 28.98%, 1/20/25 ..... 343 360
UG991668194UG, 28.98%, 1/20/25 ..... 414 434
UG991672473UG, 28.98%, 1/20/25 ..... 228 238
UG991678497UG, 28.98%, 1/20/25 ..... 75 79
UG991681420UG, 28.98%, 1/20/25 ..... 18 18
UG991683658UG, 28.98%, 1/20/25 ..... 49 50
UG991684690UG, 28.98%, 1/20/25 ..... 296 209
UG991685455UG, 28.98%, 1/20/25 ..... 168 176
UG991686339UG, 28.98%, 1/20/25 ..... 166 172
UG991688152UG, 28.98%, 1/20/25 ..... 135 142
UG991688819UG, 28.98%, 1/20/25 ..... 293 304
UG991691824UG, 28.98%, 1/20/25 ..... 103 108
UG991695244UG, 28.98%, 1/20/25 ..... 39 40
UG991703498UG, 28.98%, 1/20/25 ..... 224 16
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991704987UG, 28.98%, 1/20/25 ..... $ 64 $ 67
UG991708940UG, 28.98%, 1/20/25 ..... 44 45
UG991709725UG, 28.98%, 1/20/25 ..... 61 64
UG991711174UG, 28.98%, 1/20/25 ...... 66 68
UG991715023UG, 28.98%, 1/20/25 ..... 105 74
UG991719591UG, 28.98%, 1/20/25 ..... 303 313
UG991720648UG, 28.98%, 1/20/25 ..... 546 567
UG991727362UG, 28.98%, 1/20/25 ..... 162 168
UG991731657UG, 28.98%, 1/20/25 ..... 407 423
UG991731747UG, 28.98%, 1/20/25 ..... 604 (7)
UG991736469UG, 28.98%, 1/20/25 ..... 52 8
UG991737941UG, 28.98%, 1/20/25 ..... 61 63
UG991740124UG, 28.98%, 1/20/25 ..... 83 86
UG991743913UG, 28.98%, 1/20/25 ..... 45 46
UG991745775UG, 28.98%, 1/20/25 ..... 112 113
UG991746760UG, 28.98%, 1/20/25 ..... 18 18
UG991750085UG, 28.98%, 1/20/25 ..... 79 83
UG991752117UG, 28.98%, 1/20/25 ...... 174 180
UG991760438UG, 28.98%, 1/20/25 ..... 73 76
UG991764409UG, 28.98%, 1/20/25 ..... – –
UG991766308UG, 28.98%, 1/20/25 ..... 11 11
UG991772528UG, 28.98%, 1/20/25 ..... 183 191
UG991773470UG, 28.98%, 1/20/25 ..... 79 82
UG991773598UG, 28.98%, 1/20/25 ..... 9 9
UG991773610UG, 28.98%, 1/20/25 ..... 1,019 1,058
UG991773912UG, 28.98%, 1/20/25 ..... 155 161
UG991775579UG, 28.98%, 1/20/25 ..... 136 141
UG991775768UG, 28.98%, 1/20/25 ..... 114 79
UG991784171UG, 28.98%, 1/20/25 ..... 380 26
UG991544892UG, 29.45%, 1/20/25 ..... 661 696
UG991546469UG, 29.45%, 1/20/25 ..... 248 261
UG991590390UG, 29.45%, 1/20/25 ..... 108 114
UG991658510UG, 29.45%, 1/20/25 ..... 24 24
UG991708297UG, 29.45%, 1/20/25 ..... 12 12
UG991749201UG, 29.45%, 1/20/25 ..... 599 620
UG991760144UG, 29.45%, 1/20/25 ..... 16 17
UG991546140UG, 29.46%, 1/20/25 ..... 344 357
UG991552999UG, 29.46%, 1/20/25 ..... 72 74
UG991554451UG, 29.46%, 1/20/25 ..... 553 583
UG991556833UG, 29.46%, 1/20/25 ..... 302 311
UG991558641UG, 29.46%, 1/20/25 ..... 1,224 170
UG991572725UG, 29.46%, 1/20/25 ..... 89 92
UG991588559UG, 29.46%, 1/20/25 ..... 48 50
UG991607542UG, 29.46%, 1/20/25 ..... 715 751
UG991638849UG, 29.46%, 1/20/25 ..... 229 240
UG991649368UG, 29.46%, 1/20/25 ..... 58 61
UG991666110UG, 29.46%, 1/20/25 ...... 86 87
UG991559050UG, 29.47%, 1/20/25 ..... 654 689
UG991561124UG, 29.47%, 1/20/25 ...... 718 725
UG991570910UG, 29.47%, 1/20/25 ..... 103 106
UG991584353UG, 29.47%, 1/20/25 ..... 220 229
UG991584440UG, 29.47%, 1/20/25 ..... 173 178
UG991658968UG, 29.47%, 1/20/25 ..... 140 148
UG991544991UG, 29.48%, 1/20/25 ..... 247 242
UG991545016UG, 29.48%, 1/20/25 ..... 527 557
UG991545229UG, 29.48%, 1/20/25 ..... 46 45
UG991546168UG, 29.48%, 1/20/25 ..... 197 208
UG991551664UG, 29.48%, 1/20/25 ..... 22 22

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991555928UG, 29.48%, 1/20/25 ..... $ 209 $ 218
UG991620084UG, 29.48%, 1/20/25 ..... 209 16
UG991622988UG, 29.48%, 1/20/25 ..... 100 106
UG991674255UG, 29.48%, 1/20/25 ..... 802 830
UG991768186UG, 29.48%, 1/20/25 ..... 171 172
UG991544466UG, 29.49%, 1/20/25 ..... 43 43
UG991544749UG, 29.49%, 1/20/25 ..... 588 609
UG991544865UG, 29.49%, 1/20/25 ..... 196 199
UG991544945UG, 29.49%, 1/20/25 ..... 304 322
UG991545269UG, 29.49%, 1/20/25 ..... 1,532 1,612
UG991545817UG, 29.49%, 1/20/25 ..... 24 24
UG991546174UG, 29.49%, 1/20/25 ..... 1,251 1,308
UG991546669UG, 29.49%, 1/20/25 ..... 96 97
UG991547049UG, 29.49%, 1/20/25 ..... 135 143
UG991547329UG, 29.49%, 1/20/25 ..... 109 80
UG991547440UG, 29.49%, 1/20/25 ..... 133 138
UG991547641UG, 29.49%, 1/20/25 ..... 83 85
UG991547872UG, 29.49%, 1/20/25 ..... 472 491
UG991547930UG, 29.49%, 1/20/25 ..... 40 41
UG991548160UG, 29.49%, 1/20/25 ..... 16 16
UG991549454UG, 29.49%, 1/20/25 ..... 487 513
UG991552397UG, 29.49%, 1/20/25 ..... 137 145
UG991553841UG, 29.49%, 1/20/25 ..... 104 108
UG991554242UG, 29.49%, 1/20/25 ..... 132 140
UG991555165UG, 29.49%, 1/20/25 ..... 151 161
UG991555378UG, 29.49%, 1/20/25 ..... 114 75
UG991556819UG, 29.49%, 1/20/25 ..... 146 150
UG991557327UG, 29.49%, 1/20/25 ..... 695 733
UG991557621UG, 29.49%, 1/20/25 ..... 842 64
UG991557786UG, 29.49%, 1/20/25 ..... 1,247 1,309
UG991559618UG, 29.49%, 1/20/25 ..... 27 27
UG991559863UG, 29.49%, 1/20/25 ..... 243 256
UG991561412UG, 29.49%, 1/20/25 ..... 864 908
UG991561854UG, 29.49%, 1/20/25 ..... 32 32
UG991562352UG, 29.49%, 1/20/25 ..... 52 54
UG991562399UG, 29.49%, 1/20/25 ..... 89 93
UG991562787UG, 29.49%, 1/20/25 ..... 1,228 1,264
UG991562985UG, 29.49%, 1/20/25 ..... 237 251
UG991563554UG, 29.49%, 1/20/25 ..... 35 35
UG991565422UG, 29.49%, 1/20/25 ..... 105 (4)
UG991565868UG, 29.49%, 1/20/25 ..... 374 379
UG991567540UG, 29.49%, 1/20/25 ..... 133 141
UG991568535UG, 29.49%, 1/20/25 ..... 561 19
UG991568891UG, 29.49%, 1/20/25 ..... 9 9
UG991569010UG, 29.49%, 1/20/25 ..... 19 19
UG991569026UG, 29.49%, 1/20/25 ..... 35 36
UG991570228UG, 29.49%, 1/20/25 ..... 123 129
UG991570854UG, 29.49%, 1/20/25 ..... 140 144
UG991571176UG, 29.49%, 1/20/25 ...... 112 118
UG991572440UG, 29.49%, 1/20/25 ..... 83 83
UG991573331UG, 29.49%, 1/20/25 ..... 94 71
UG991575006UG, 29.49%, 1/20/25 ..... 103 7
UG991575963UG, 29.49%, 1/20/25 ..... 122 128
UG991576324UG, 29.49%, 1/20/25 ..... 2,126 2,247
UG991577211UG, 29.49%, 1/20/25 ...... 178 187
UG991577516UG, 29.49%, 1/20/25 ..... 138 140
UG991577542UG, 29.49%, 1/20/25 ..... 48 50
UG991578455UG, 29.49%, 1/20/25 ..... 400 423
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991578944UG, 29.49%, 1/20/25 ..... $ 147 $ 155
UG991579988UG, 29.49%, 1/20/25 ..... 145 155
UG991581013UG, 29.49%, 1/20/25 ..... 17 17
UG991581659UG, 29.49%, 1/20/25 ..... 693 737
UG991582174UG, 29.49%, 1/20/25 ..... 113 117
UG991582980UG, 29.49%, 1/20/25 ..... 161 169
UG991583081UG, 29.49%, 1/20/25 ..... 104 108
UG991583340UG, 29.49%, 1/20/25 ..... 111 117
UG991583430UG, 29.49%, 1/20/25 ..... 267 282
UG991583502UG, 29.49%, 1/20/25 ..... 16 17
UG991584191UG, 29.49%, 1/20/25 ..... 908 954
UG991584247UG, 29.49%, 1/20/25 ..... 538 572
UG991584881UG, 29.49%, 1/20/25 ..... 141 148
UG991585152UG, 29.49%, 1/20/25 ..... 108 75
UG991585812UG, 29.49%, 1/20/25 ..... 77 (2)
UG991586560UG, 29.49%, 1/20/25 ..... 151 (7)
UG991586964UG, 29.49%, 1/20/25 ..... 150 157
UG991587665UG, 29.49%, 1/20/25 ..... 66 65
UG991587677UG, 29.49%, 1/20/25 ..... 670 682
UG991588325UG, 29.49%, 1/20/25 ..... 160 167
UG991590941UG, 29.49%, 1/20/25 ..... 22 22
UG991591834UG, 29.49%, 1/20/25 ..... 149 157
UG991592214UG, 29.49%, 1/20/25 ..... 181 186
UG991592560UG, 29.49%, 1/20/25 ..... 174 183
UG991593970UG, 29.49%, 1/20/25 ..... 845 889
UG991596754UG, 29.49%, 1/20/25 ..... 139 141
UG991596930UG, 29.49%, 1/20/25 ..... 103 106
UG991598790UG, 29.49%, 1/20/25 ..... 196 199
UG991600631UG, 29.49%, 1/20/25 ..... 238 33
UG991601559UG, 29.49%, 1/20/25 ..... 346 365
UG991601943UG, 29.49%, 1/20/25 ..... 6 6
UG991603035UG, 29.49%, 1/20/25 ..... 280 9
UG991605866UG, 29.49%, 1/20/25 ..... 306 322
UG991606975UG, 29.49%, 1/20/25 ..... 103 106
UG991607008UG, 29.49%, 1/20/25 ..... 184 185
UG991610063UG, 29.49%, 1/20/25 ..... 415 439
UG991612642UG, 29.49%, 1/20/25 ..... 61 4
UG991612971UG, 29.49%, 1/20/25 ..... 114 16
UG991614076UG, 29.49%, 1/20/25 ..... 895 941
UG991615755UG, 29.49%, 1/20/25 ..... 122 128
UG991616553UG, 29.49%, 1/20/25 ..... 97 103
UG991617166UG, 29.49%, 1/20/25 ..... 375 381
UG991617238UG, 29.49%, 1/20/25 ..... 344 363
UG991617328UG, 29.49%, 1/20/25 ..... 1,725 1,817
UG991617793UG, 29.49%, 1/20/25 ..... 157 165
UG991620217UG, 29.49%, 1/20/25 ..... 74 77
UG991621352UG, 29.49%, 1/20/25 ..... 305 322
UG991626310UG, 29.49%, 1/20/25 ..... 197 200
UG991628720UG, 29.49%, 1/20/25 ..... 40 40
UG991629054UG, 29.49%, 1/20/25 ..... 126 10
UG991631113UG, 29.49%, 1/20/25 ...... 140 10
UG991633281UG, 29.49%, 1/20/25 ..... 127 134
UG991639454UG, 29.49%, 1/20/25 ..... 23 23
UG991644250UG, 29.49%, 1/20/25 ..... 52 54
UG991648065UG, 29.49%, 1/20/25 ..... 163 172
UG991654619UG, 29.49%, 1/20/25 ..... 851 (27)
UG991655092UG, 29.49%, 1/20/25 ..... 595 621
UG991655877UG, 29.49%, 1/20/25 ..... 89 94

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991656357UG, 29.49%, 1/20/25 ..... $ 497 $ 516
UG991656434UG, 29.49%, 1/20/25 ..... 326 338
UG991657357UG, 29.49%, 1/20/25 ..... 1,308 1,390
UG991660718UG, 29.49%, 1/20/25 ..... 335 348
UG991663176UG, 29.49%, 1/20/25 ..... 27 27
UG991666604UG, 29.49%, 1/20/25 ..... 688 723
UG991668949UG, 29.49%, 1/20/25 ..... 56 59
UG991670103UG, 29.49%, 1/20/25 ..... 690 727
UG991672222UG, 29.49%, 1/20/25 ..... 311 324
UG991672277UG, 29.49%, 1/20/25 ..... 33 34
UG991676079UG, 29.49%, 1/20/25 ..... 281 297
UG991678111UG, 29.49%, 1/20/25 ...... 391 (12)
UG991679088UG, 29.49%, 1/20/25 ..... 382 393
UG991681019UG, 29.49%, 1/20/25 ..... 1,022 1,074
UG991682846UG, 29.49%, 1/20/25 ..... 136 143
UG991686039UG, 29.49%, 1/20/25 ..... 291 (10)
UG991689785UG, 29.49%, 1/20/25 ..... 117 102
UG991690090UG, 29.49%, 1/20/25 ..... 186 193
UG991692295UG, 29.49%, 1/20/25 ..... 57 57
UG991692468UG, 29.49%, 1/20/25 ..... 170 176
UG991692717UG, 29.49%, 1/20/25 ..... 86 91
UG991693352UG, 29.49%, 1/20/25 ..... 40 41
UG991693696UG, 29.49%, 1/20/25 ..... 217 223
UG991696161UG, 29.49%, 1/20/25 ..... 216 226
UG991702622UG, 29.49%, 1/20/25 ..... 94 99
UG991704174UG, 29.49%, 1/20/25 ..... 84 87
UG991704331UG, 29.49%, 1/20/25 ..... 84 89
UG991704554UG, 29.49%, 1/20/25 ..... 115 8
UG991705000UG, 29.49%, 1/20/25 ..... 20 4
UG991706369UG, 29.49%, 1/20/25 ..... 90 95
UG991706803UG, 29.49%, 1/20/25 ..... 51 51
UG991709703UG, 29.49%, 1/20/25 ..... 105 109
UG991712356UG, 29.49%, 1/20/25 ..... 607 641
UG991714458UG, 29.49%, 1/20/25 ..... 243 253
UG991716502UG, 29.49%, 1/20/25 ..... 801 833
UG991716698UG, 29.49%, 1/20/25 ..... 218 (8)
UG991717405UG, 29.49%, 1/20/25 ..... 310 323
UG991718671UG, 29.49%, 1/20/25 ..... 205 215
UG991718693UG, 29.49%, 1/20/25 ..... 137 142
UG991718755UG, 29.49%, 1/20/25 ..... 102 106
UG991724082UG, 29.49%, 1/20/25 ..... 116 121
UG991724684UG, 29.49%, 1/20/25 ..... 66 69
UG991726589UG, 29.49%, 1/20/25 ..... 84 87
UG991729024UG, 29.49%, 1/20/25 ..... 146 152
UG991731378UG, 29.49%, 1/20/25 ..... 81 85
UG991731411UG, 29.49%, 1/20/25 ...... 526 556
UG991731675UG, 29.49%, 1/20/25 ..... 76 80
UG991733097UG, 29.49%, 1/20/25 ..... 83 86
UG991734979UG, 29.49%, 1/20/25 ..... 97 100
UG991736419UG, 29.49%, 1/20/25 ..... 84 88
UG991737012UG, 29.49%, 1/20/25 ..... 163 170
UG991740302UG, 29.49%, 1/20/25 ..... 117 122
UG991742409UG, 29.49%, 1/20/25 ..... 24 24
UG991742496UG, 29.49%, 1/20/25 ..... 81 (2)
UG991744616UG, 29.49%, 1/20/25 ..... 48 49
UG991745338UG, 29.49%, 1/20/25 ..... 106 110
UG991749746UG, 29.49%, 1/20/25 ..... 683 707
UG991753458UG, 29.49%, 1/20/25 ..... 162 169
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991758540UG, 29.49%, 1/20/25 ..... $ 112 $ 116
UG991760132UG, 29.49%, 1/20/25 ..... 32 33
UG991766510UG, 29.49%, 1/20/25 ..... 86 90
UG991766938UG, 29.49%, 1/20/25 ..... 183 190
UG991769449UG, 29.49%, 1/20/25 ..... – –
UG991771215UG, 29.49%, 1/20/25 ..... 145 151
UG991771844UG, 29.49%, 1/20/25 ..... 95 99
UG991772146UG, 29.49%, 1/20/25 ..... 83 87
UG991772908UG, 29.49%, 1/20/25 ..... 545 566
UG991775501UG, 29.49%, 1/20/25 ..... 248 256
UG991782254UG, 29.49%, 1/20/25 ..... – –
UG991783396UG, 29.49%, 1/20/25 ..... 340 355
UG991653165UG, Zero Cpn, 1/21/25 .... 3,665 256
UG991663912UG, Zero Cpn, 1/21/25 .... 37 2
UG991666720UG, Zero Cpn, 1/21/25 .... 121 8
UG991670006UG, Zero Cpn, 1/21/25 .... 85 6
UG991683019UG, Zero Cpn, 1/21/25 .... 322 22
UG991684294UG, Zero Cpn, 1/21/25 .... 248 17
UG991695921UG, Zero Cpn, 1/21/25 .... 805 56
UG991700702UG, Zero Cpn, 1/21/25 .... 1,497 102
UG991707819UG, Zero Cpn, 1/21/25 .... 1 –
UG991713287UG, Zero Cpn, 1/21/25 .... 332 23
UG991719451UG, Zero Cpn, 1/21/25 .... 330 23
UG991720329UG, Zero Cpn, 1/21/25 .... 2 –
UG991728532UG, Zero Cpn, 1/21/25 .... 636 44
UG991731609UG, Zero Cpn, 1/21/25 .... 96 7
UG991749616UG, Zero Cpn, 1/21/25 .... 1,992 138
UG991770039UG, Zero Cpn, 1/21/25 .... 360 25
UG991713284UG, 15.97%, 1/21/25 ..... 92 92
UG991655053UG, 17.99%, 1/21/25 ..... 5,509 5,641
UG991793260UG, 17.99%, 1/21/25 ..... 6,441 6,555
UG991764938UG, 18.97%, 1/21/25 ..... 175 178
UG991749978UG, 19.8%, 1/21/25 ...... 226 229
UG991780817UG, 19.8%, 1/21/25 ...... 234 237
UG991699882UG, 19.99%, 1/21/25 ..... 105 109
UG991716662UG, 19.99%, 1/21/25 ..... 270 281
UG991722265UG, 19.99%, 1/21/25 ..... 1,039 1,078
UG991757989UG, 19.99%, 1/21/25 ..... 150 156
UG991700316UG, 20.46%, 1/21/25 ..... 80 81
UG991762170UG, 20.46%, 1/21/25 ..... 531 536
UG991697508UG, 21.46%, 1/21/25 ..... 47 48
UG991700341UG, 21.46%, 1/21/25 ..... 198 195
UG991756734UG, 21.46%, 1/21/25 ..... 47 47
UG991739544UG, 21.97%, 1/21/25 ..... 368 28
UG991658893UG, 21.98%, 1/21/25 ..... 452 459
UG991737499UG, 21.98%, 1/21/25 ..... 271 275
UG991673663UG, 22.97%, 1/21/25 ..... 664 667
UG991741785UG, 27.99%, 1/21/25 ..... 165 171
UG991642567UG, 28.98%, 1/21/25 ..... 318 331
UG991662823UG, 28.98%, 1/21/25 ..... 234 240
UG991664049UG, 28.98%, 1/21/25 ..... 9 9
UG991665576UG, 28.98%, 1/21/25 ..... 481 505
UG991665938UG, 28.98%, 1/21/25 ..... 212 220
UG991670622UG, 28.98%, 1/21/25 ..... 346 357
UG991671300UG, 28.98%, 1/21/25 ..... 268 279
UG991675079UG, 28.98%, 1/21/25 ..... 615 640
UG991678858UG, 28.98%, 1/21/25 ..... 132 138
UG991680977UG, 28.98%, 1/21/25 ..... 824 852

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991681791UG, 28.98%, 1/21/25 ..... $ 683 $ 717
UG991682680UG, 28.98%, 1/21/25 ..... 239 251
UG991686463UG, 28.98%, 1/21/25 ..... 468 63
UG991687816UG, 28.98%, 1/21/25 ..... 411 432
UG991694207UG, 28.98%, 1/21/25 ..... 148 154
UG991694819UG, 28.98%, 1/21/25 ..... 625 650
UG991695760UG, 28.98%, 1/21/25 ..... – –
UG991698062UG, 28.98%, 1/21/25 ..... 136 143
UG991700940UG, 28.98%, 1/21/25 ..... 96 97
UG991701470UG, 28.98%, 1/21/25 ..... 314 327
UG991705041UG, 28.98%, 1/21/25 ..... 137 142
UG991705300UG, 28.98%, 1/21/25 ..... 379 390
UG991706808UG, 28.98%, 1/21/25 ..... 454 455
UG991708246UG, 28.98%, 1/21/25 ..... 136 138
UG991715240UG, 28.98%, 1/21/25 ..... 121 126
UG991716289UG, 28.98%, 1/21/25 ..... 830 864
UG991720924UG, 28.98%, 1/21/25 ..... 66 67
UG991725073UG, 28.98%, 1/21/25 ..... 93 97
UG991733515UG, 28.98%, 1/21/25 ..... 97 101
UG991737585UG, 28.98%, 1/21/25 ..... 254 262
UG991740862UG, 28.98%, 1/21/25 ..... 170 177
UG991749837UG, 28.98%, 1/21/25 ..... 3,097 3,207
UG991761552UG, 28.98%, 1/21/25 ..... 83 87
UG991761801UG, 28.98%, 1/21/25 ..... 146 151
UG991767899UG, 28.98%, 1/21/25 ..... 143 146
UG991784133UG, 28.98%, 1/21/25 ..... 436 454
UG991788631UG, 28.98%, 1/21/25 ..... 67 20
UG991642900UG, 29.49%, 1/21/25 ..... 13 13
UG991664093UG, 29.49%, 1/21/25 ..... 545 548
UG991665122UG, 29.49%, 1/21/25 ..... 758 796
UG991666036UG, 29.49%, 1/21/25 ..... 522 546
UG991669205UG, 29.49%, 1/21/25 ..... 139 147
UG991672196UG, 29.49%, 1/21/25 ..... 77 82
UG991674869UG, 29.49%, 1/21/25 ..... 33 (1)
UG991678184UG, 29.49%, 1/21/25 ..... 29 29
UG991678591UG, 29.49%, 1/21/25 ..... 147 151
UG991681470UG, 29.49%, 1/21/25 ..... 30 30
UG991683560UG, 29.49%, 1/21/25 ..... 119 (2)
UG991685142UG, 29.49%, 1/21/25 ..... 35 (1)
UG991687042UG, 29.49%, 1/21/25 ..... 241 246
UG991688094UG, 29.49%, 1/21/25 ..... 928 987
UG991689751UG, 29.49%, 1/21/25 ..... 220 232
UG991690832UG, 29.49%, 1/21/25 ..... 103 109
UG991691552UG, 29.49%, 1/21/25 ..... 140 (5)
UG991691912UG, 29.49%, 1/21/25 ..... 186 195
UG991693012UG, 29.49%, 1/21/25 ..... 188 189
UG991694190UG, 29.49%, 1/21/25 ..... 191 203
UG991699877UG, 29.49%, 1/21/25 ..... 198 207
UG991706026UG, 29.49%, 1/21/25 ..... 106 108
UG991709042UG, 29.49%, 1/21/25 ..... 203 208
UG991710343UG, 29.49%, 1/21/25 ..... 451 470
UG991711411UG, 29.49%, 1/21/25 ...... 34 35
UG991712669UG, 29.49%, 1/21/25 ..... 99 101
UG991714196UG, 29.49%, 1/21/25 ..... 38 38
UG991716170UG, 29.49%, 1/21/25 ..... 49 51
UG991717859UG, 29.49%, 1/21/25 ..... 279 290
UG991717914UG, 29.49%, 1/21/25 ..... 370 385
UG991718350UG, 29.49%, 1/21/25 ..... 205 214
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991720068UG, 29.49%, 1/21/25 ..... $ 1,752 $ 1,827
UG991721576UG, 29.49%, 1/21/25 ..... 54 57
UG991722825UG, 29.49%, 1/21/25 ..... 478 497
UG991723176UG, 29.49%, 1/21/25 ..... 213 222
UG991731739UG, 29.49%, 1/21/25 ..... 192 193
UG991732982UG, 29.49%, 1/21/25 ..... 23 23
UG991736128UG, 29.49%, 1/21/25 ..... 50 52
UG991738527UG, 29.49%, 1/21/25 ..... 64 50
UG991740248UG, 29.49%, 1/21/25 ..... 265 19
UG991740528UG, 29.49%, 1/21/25 ..... 1,795 1,855
UG991740944UG, 29.49%, 1/21/25 ..... 198 27
UG991741010UG, 29.49%, 1/21/25 ..... 120 125
UG991751558UG, 29.49%, 1/21/25 ..... 2,506 2,607
UG991755790UG, 29.49%, 1/21/25 ..... 52 53
UG991757964UG, 29.49%, 1/21/25 ..... 220 16
UG991758421UG, 29.49%, 1/21/25 ..... 126 131
UG991761177UG, 29.49%, 1/21/25 ...... 90 94
UG991761241UG, 29.49%, 1/21/25 ..... 12 12
UG991765747UG, 29.49%, 1/21/25 ..... 43 4
UG991773308UG, 29.49%, 1/21/25 ..... 62 63
UG991773655UG, 29.49%, 1/21/25 ..... 205 213
UG991774166UG, 29.49%, 1/21/25 ..... 53 55
UG991774631UG, 29.49%, 1/21/25 ..... 255 268
UG991776264UG, 29.49%, 1/21/25 ..... 143 128
UG991777444UG, 29.49%, 1/21/25 ..... 97 100
UG991777636UG, 29.49%, 1/21/25 ..... 110 116
UG991784986UG, 29.49%, 1/21/25 ..... 150 (5)
UG991785876UG, 29.49%, 1/21/25 ..... 279 292
UG991634393UG, Zero Cpn, 1/22/25 .... 2,798 191
UG991653648UG, Zero Cpn, 1/22/25 .... 57 4
UG991718275UG, 14.98%, 1/22/25 ..... 1,273 1,304
UG991737948UG, 14.98%, 1/22/25 ..... 390 390
UG991790203UG, 14.98%, 1/22/25 ..... 119 121
UG991756518UG, 15%, 1/22/25 ........ 170 173
UG991690554UG, 15.97%, 1/22/25 ..... 1,281 1,308
UG991754215UG, 15.97%, 1/22/25 ..... 149 152
UG991775455UG, 16.99%, 1/22/25 ..... 898 915
UG991698551UG, 17.99%, 1/22/25 ..... 418 428
UG991737115UG, 17.99%, 1/22/25 ...... 450 457
UG991634646UG, 18.97%, 1/22/25 ..... 327 335
UG991687893UG, 18.97%, 1/22/25 ..... 559 569
UG991707935UG, 18.97%, 1/22/25 ..... 269 274
UG991718040UG, 18.97%, 1/22/25 ..... 222 226
UG991685413UG, 19.21%, 1/22/25 ..... 138 141
UG991691716UG, 19.21%, 1/22/25 ..... 1,630 1,669
UG991719610UG, 19.21%, 1/22/25 ..... 1,484 117
UG991789966UG, 19.8%, 1/22/25 ...... 185 188
UG991643928UG, 19.97%, 1/22/25 ..... 102 105
UG991683557UG, 19.99%, 1/22/25 ..... 1,966 2,070
UG991756568UG, 19.99%, 1/22/25 ..... 173 181
UG991788027UG, 19.99%, 1/22/25 ..... 185 192
UG991798308UG, 19.99%, 1/22/25 ..... 9 9
UG991662768UG, 20.97%, 1/22/25 ..... 88 87
UG991725447UG, 20.97%, 1/22/25 ..... 11 11
UG991656133UG, 21.46%, 1/22/25 ..... 325 333
UG991695092UG, 21.46%, 1/22/25 ..... 213 215
UG991754484UG, 21.46%, 1/22/25 ..... 117 119
UG991637211UG, 21.97%, 1/22/25 ...... 148 151

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991678173UG, 21.98%, 1/22/25 ..... $ 80 $ 80
UG991801534UG, 22.97%, 1/22/25 ..... 99 101
UG991672498UG, 23.95%, 1/22/25 ..... 112 114
UG991676913UG, 23.95%, 1/22/25 ..... 1,489 114
UG991629369UG, 26.94%, 1/22/25 ..... 81 83
UG991652030UG, 26.94%, 1/22/25 ..... 118 121
UG991664671UG, 26.94%, 1/22/25 ..... 106 108
UG991632809UG, 28.98%, 1/22/25 ..... 103 107
UG991654067UG, 28.98%, 1/22/25 ..... 788 780
UG991655233UG, 28.98%, 1/22/25 ..... 189 199
UG991655297UG, 28.98%, 1/22/25 ..... 82 83
UG991657460UG, 28.98%, 1/22/25 ..... 344 362
UG991662231UG, 28.98%, 1/22/25 ..... 89 93
UG991662724UG, 28.98%, 1/22/25 ..... 11 11
UG991678788UG, 28.98%, 1/22/25 ..... 57 57
UG991683610UG, 28.98%, 1/22/25 ..... 99 104
UG991694072UG, 28.98%, 1/22/25 ..... 570 600
UG991698065UG, 28.98%, 1/22/25 ..... 353 26
UG991711153UG, 28.98%, 1/22/25 ...... 25 26
UG991722351UG, 28.98%, 1/22/25 ..... 683 718
UG991723958UG, 28.98%, 1/22/25 ..... 5 5
UG991783308UG, 28.98%, 1/22/25 ..... 130 114
UG991802680UG, 28.98%, 1/22/25 ..... 144 (9)
UG991628550UG, 29.49%, 1/22/25 ..... 64 67
UG991634061UG, 29.49%, 1/22/25 ..... 211 15
UG991636661UG, 29.49%, 1/22/25 ..... 2,066 161
UG991642874UG, 29.49%, 1/22/25 ..... 80 (3)
UG991644808UG, 29.49%, 1/22/25 ..... 52 54
UG991646259UG, 29.49%, 1/22/25 ..... 490 519
UG991650009UG, 29.49%, 1/22/25 ..... 7 7
UG991658593UG, 29.49%, 1/22/25 ..... 140 10
UG991663564UG, 29.49%, 1/22/25 ..... 290 292
UG991672394UG, 29.49%, 1/22/25 ..... 71 75
UG991679933UG, 29.49%, 1/22/25 ..... 4 4
UG991682094UG, 29.49%, 1/22/25 ..... 547 582
UG991688247UG, 29.49%, 1/22/25 ..... 103 109
UG991710294UG, 29.49%, 1/22/25 ..... 68 (2)
UG991713706UG, 29.49%, 1/22/25 ..... 97 101
UG991718290UG, 29.49%, 1/22/25 ..... 134 140
UG991736296UG, 29.49%, 1/22/25 ..... 93 97
UG991746532UG, 29.49%, 1/22/25 ..... 1,004 1,049
UG991747337UG, 29.49%, 1/22/25 ..... 13 13
UG991749787UG, 29.49%, 1/22/25 ..... 241 249
UG991751645UG, 29.49%, 1/22/25 ..... 79 81
UG991758788UG, 29.49%, 1/22/25 ..... 222 232
UG991765455UG, 29.49%, 1/22/25 ..... 237 247
UG991779420UG, 29.49%, 1/22/25 ..... 227 232
UG991787661UG, 29.49%, 1/22/25 ..... 10 10
UG991792431UG, 29.49%, 1/22/25 ..... 724 742
UG991794136UG, 29.49%, 1/22/25 ..... 9 9
UG991802876UG, 29.49%, 1/22/25 ..... 340 356
UG991632479UG, Zero Cpn, 1/23/25 .... 664 46
UG991635693UG, Zero Cpn, 1/23/25 .... 170 12
UG991639095UG, Zero Cpn, 1/23/25 .... 185 13
UG991640768UG, Zero Cpn, 1/23/25 .... 291 20
UG991649488UG, Zero Cpn, 1/23/25 .... 234 16
UG991662149UG, Zero Cpn, 1/23/25 .... 348 24
UG991665228UG, Zero Cpn, 1/23/25 .... 328 23
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991665357UG, Zero Cpn, 1/23/25 .... $ 1,776 $ 122
UG991693141UG, Zero Cpn, 1/23/25 .... 62 4
UG991720395UG, Zero Cpn, 1/23/25 .... 466 32
UG991636779UG, 14.98%, 1/23/25 ..... 100 102
UG991673294UG, 14.98%, 1/23/25 ..... 3,626 3,640
UG991685301UG, 14.98%, 1/23/25 ..... 895 917
UG991810697UG, 14.98%, 1/23/25 ..... 950 967
UG991669666UG, 15.97%, 1/23/25 ..... 165 169
UG991720270UG, 16.99%, 1/23/25 ..... 554 566
UG991806652UG, 17.99%, 1/23/25 ..... 260 264
UG991713762UG, 18.21%, 1/23/25 ..... 115 116
UG991629464UG, 18.97%, 1/23/25 ..... 66 66
UG991637138UG, 18.97%, 1/23/25 ..... 4 5
UG991652563UG, 18.97%, 1/23/25 ..... 1,205 1,234
UG991654901UG, 18.97%, 1/23/25 ..... 6,533 6,691
UG991732049UG, 18.97%, 1/23/25 ..... 1,065 1,083
UG991655628UG, 19.21%, 1/23/25 ..... 315 322
UG991700455UG, 19.21%, 1/23/25 ..... 283 281
UG991801084UG, 19.21%, 1/23/25 ..... 643 652
UG991658233UG, 19.8%, 1/23/25 ...... 656 672
UG991772614UG, 19.8%, 1/23/25 ...... 2,345 2,384
UG991632705UG, 19.99%, 1/23/25 ..... 637 646
UG991655150UG, 19.99%, 1/23/25 ..... 374 384
UG991671970UG, 19.99%, 1/23/25 ..... 236 248
UG991679224UG, 19.99%, 1/23/25 ..... 161 165
UG991811950UG, 19.99%, 1/23/25 ...... 97 98
UG991665786UG, 20.46%, 1/23/25 ..... 194 198
UG991701667UG, 20.46%, 1/23/25 ..... 127 130
UG991722899UG, 20.46%, 1/23/25 ..... 196 201
UG991705904UG, 20.98%, 1/23/25 ..... 65 66
UG991677495UG, 21.46%, 1/23/25 ..... 118 121
UG991700214UG, 21.46%, 1/23/25 ..... 213 218
UG991710233UG, 21.46%, 1/23/25 ..... 428 438
UG991745840UG, 21.46%, 1/23/25 ..... 417 423
UG991666562UG, 21.97%, 1/23/25 ..... 265 272
UG991641726UG, 21.98%, 1/23/25 ..... 732 736
UG991759715UG, 21.98%, 1/23/25 ..... 397 403
UG991786528UG, 21.98%, 1/23/25 ..... 117 118
UG991784495UG, 25.98%, 1/23/25 ..... 128 133
UG991693097UG, 26.94%, 1/23/25 ..... 368 373
UG991629548UG, 28.98%, 1/23/25 ..... 334 (11)
UG991636074UG, 28.98%, 1/23/25 ..... 571 598
UG991636843UG, 28.98%, 1/23/25 ..... 333 344
UG991644625UG, 28.98%, 1/23/25 ..... 139 140
UG991644719UG, 28.98%, 1/23/25 ..... 635 661
UG991656845UG, 28.98%, 1/23/25 ..... 152 10
UG991665490UG, 28.98%, 1/23/25 ..... 344 362
UG991667605UG, 28.98%, 1/23/25 ..... 462 486
UG991671248UG, 28.98%, 1/23/25 ..... 131 137
UG991671791UG, 28.98%, 1/23/25 ..... 210 213
UG991675411UG, 28.98%, 1/23/25 ...... 587 608
UG991679075UG, 28.98%, 1/23/25 ..... 31 32
UG991693174UG, 28.98%, 1/23/25 ..... 170 179
UG991693333UG, 28.98%, 1/23/25 ..... 196 204
UG991695544UG, 28.98%, 1/23/25 ..... 167 175
UG991700691UG, 28.98%, 1/23/25 ..... 28 28
UG991714226UG, 28.98%, 1/23/25 ..... 55 56
UG991719766UG, 28.98%, 1/23/25 ..... 342 360

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991720618UG, 28.98%, 1/23/25 ..... $ 85 $ 90
UG991734227UG, 28.98%, 1/23/25 ..... 200 200
UG991740876UG, 28.98%, 1/23/25 ..... 3,011 3,111
UG991743895UG, 28.98%, 1/23/25 ..... 212 220
UG991755793UG, 28.98%, 1/23/25 ..... 155 158
UG991764530UG, 28.98%, 1/23/25 ..... 69 68
UG991768584UG, 28.98%, 1/23/25 ..... 25 23
UG991772947UG, 28.98%, 1/23/25 ..... 674 701
UG991774877UG, 28.98%, 1/23/25 ..... 129 135
UG991779183UG, 28.98%, 1/23/25 ..... 312 313
UG991782023UG, 28.98%, 1/23/25 ..... 334 347
UG991782508UG, 28.98%, 1/23/25 ..... 204 212
UG991785616UG, 28.98%, 1/23/25 ..... 21 22
UG991807448UG, 28.98%, 1/23/25 ..... 251 261
UG991787803UG, 29.46%, 1/23/25 ..... 55 55
UG991635514UG, 29.49%, 1/23/25 ..... 2,062 2,134
UG991640354UG, 29.49%, 1/23/25 ..... 283 299
UG991640844UG, 29.49%, 1/23/25 ..... 49 51
UG991643437UG, 29.49%, 1/23/25 ..... 120 126
UG991648051UG, 29.49%, 1/23/25 ..... 349 370
UG991650076UG, 29.49%, 1/23/25 ..... 41 42
UG991651099UG, 29.49%, 1/23/25 ..... 98 102
UG991655169UG, 29.49%, 1/23/25 ..... 138 147
UG991659040UG, 29.49%, 1/23/25 ..... 40 41
UG991661550UG, 29.49%, 1/23/25 ..... 69 71
UG991662010UG, 29.49%, 1/23/25 ..... 170 178
UG991662703UG, 29.49%, 1/23/25 ..... 31 31
UG991664752UG, 29.49%, 1/23/25 ..... 1,027 1,071
UG991664791UG, 29.49%, 1/23/25 ..... 158 166
UG991669828UG, 29.49%, 1/23/25 ..... 210 221
UG991670618UG, 29.49%, 1/23/25 ..... 118 121
UG991672381UG, 29.49%, 1/23/25 ..... 420 436
UG991672472UG, 29.49%, 1/23/25 ..... 126 133
UG991674428UG, 29.49%, 1/23/25 ..... 959 1,012
UG991678185UG, 29.49%, 1/23/25 ..... 67 71
UG991678811UG, 29.49%, 1/23/25 ...... 430 453
UG991682804UG, 29.49%, 1/23/25 ..... – –
UG991684319UG, 29.49%, 1/23/25 ..... 59 62
UG991685294UG, 29.49%, 1/23/25 ..... 110 110
UG991685999UG, 29.49%, 1/23/25 ..... 40 41
UG991688415UG, 29.49%, 1/23/25 ..... 363 376
UG991688858UG, 29.49%, 1/23/25 ..... 131 135
UG991694241UG, 29.49%, 1/23/25 ..... 99 102
UG991705948UG, 29.49%, 1/23/25 ..... 69 73
UG991710464UG, 29.49%, 1/23/25 ..... 100 104
UG991727898UG, 29.49%, 1/23/25 ..... 121 10
UG991731138UG, 29.49%, 1/23/25 ...... 26 26
UG991740952UG, 29.49%, 1/23/25 ..... 150 157
UG991758368UG, 29.49%, 1/23/25 ..... 296 307
UG991759014UG, 29.49%, 1/23/25 ..... 106 110
UG991762640UG, 29.49%, 1/23/25 ..... 115 119
UG991762816UG, 29.49%, 1/23/25 ..... 90 94
UG991763398UG, 29.49%, 1/23/25 ..... 88 92
UG991764778UG, 29.49%, 1/23/25 ..... 114 119
UG991764948UG, 29.49%, 1/23/25 ..... 38 39
UG991768574UG, 29.49%, 1/23/25 ..... 8 8
UG991781870UG, 29.49%, 1/23/25 ..... 253 262
UG991782329UG, 29.49%, 1/23/25 ..... 117 (4)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991791018UG, 29.49%, 1/23/25 ..... $ 26 $ 26
UG991792329UG, 29.49%, 1/23/25 ..... 258 270
UG991792684UG, 29.49%, 1/23/25 ..... 703 104
UG991795103UG, 29.49%, 1/23/25 ..... 36 37
UG991798958UG, 29.49%, 1/23/25 ..... 413 419
UG991816343UG, 29.49%, 1/23/25 ..... 114 119
UG991817291UG, 29.49%, 1/23/25 ..... 291 (21)
UG991585851UG, Zero Cpn, 1/24/25 .... 269 19
UG991638528UG, Zero Cpn, 1/24/25 .... 381 27
UG991658417UG, Zero Cpn, 1/24/25 .... 120 8
UG991688160UG, Zero Cpn, 1/24/25 .... 2,418 165
UG991691604UG, Zero Cpn, 1/24/25 .... 405 28
UG991734778UG, Zero Cpn, 1/24/25 .... 115 8
UG991768368UG, Zero Cpn, 1/24/25 .... 70 5
UG991801295UG, Zero Cpn, 1/24/25 .... 804 56
UG991806077UG, Zero Cpn, 1/24/25 .... 104 7
UG991755553UG, 14.98%, 1/24/25 ..... 246 250
UG991648853UG, 15%, 1/24/25 ........ 3,143 3,161
UG991800979UG, 15.97%, 1/24/25 ..... 4,466 4,549
UG991636992UG, 16.99%, 1/24/25 ..... 46 46
UG991708759UG, 17.99%, 1/24/25 ..... 1,453 1,488
UG991746840UG, 17.99%, 1/24/25 ..... 1,037 1,053
UG991799064UG, 17.99%, 1/24/25 ..... 779 506
UG991699954UG, 18.97%, 1/24/25 ..... 90 92
UG991702242UG, 18.97%, 1/24/25 ..... 26 26
UG991708811UG, 18.97%, 1/24/25 ...... 631 638
UG991704768UG, 19.21%, 1/24/25 ..... 580 387
UG991656757UG, 19.46%, 1/24/25 ..... 2,750 2,735
UG991632438UG, 19.8%, 1/24/25 ...... 1,221 920
UG991697824UG, 19.8%, 1/24/25 ...... 7 7
UG991576025UG, 19.99%, 1/24/25 ..... 139 11
UG991598140UG, 19.99%, 1/24/25 ..... 72 74
UG991608248UG, 19.99%, 1/24/25 ..... 53 55
UG991629457UG, 19.99%, 1/24/25 ..... 432 450
UG991642292UG, 19.99%, 1/24/25 ..... 135 141
UG991650113UG, 19.99%, 1/24/25 ...... 1,918 155
UG991651074UG, 19.99%, 1/24/25 ..... 10 10
UG991653352UG, 19.99%, 1/24/25 ..... 106 112
UG991799920UG, 19.99%, 1/24/25 ..... 1,383 1,439
UG991805172UG, 19.99%, 1/24/25 ..... 75 78
UG991805637UG, 19.99%, 1/24/25 ..... 171 178
UG991807354UG, 19.99%, 1/24/25 ..... 62 63
UG991813869UG, 19.99%, 1/24/25 ..... 54 55
UG991722377UG, 20.46%, 1/24/25 ..... 1,968 2,016
UG991745755UG, 20.46%, 1/24/25 ..... 312 318
UG991786433UG, 20.46%, 1/24/25 ..... 127 87
UG991631506UG, 21.46%, 1/24/25 ..... 225 230
UG991722423UG, 21.98%, 1/24/25 ..... 2,975 3,049
UG991748280UG, 21.98%, 1/24/25 ..... 67 68
UG991706518UG, 24.95%, 1/24/25 ..... 903 925
UG991780248UG, 27.95%, 1/24/25 ..... 71 74
UG991680442UG, 27.99%, 1/24/25 ..... 21 2
UG991575802UG, 28.98%, 1/24/25 ..... 560 564
UG991577230UG, 28.98%, 1/24/25 ..... 138 146
UG991577662UG, 28.98%, 1/24/25 ..... 175 180
UG991578656UG, 28.98%, 1/24/25 ..... 680 700
UG991586355UG, 28.98%, 1/24/25 ..... 18 18
UG991595786UG, 28.98%, 1/24/25 ..... 57 58

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991628863UG, 28.98%, 1/24/25 ..... $ 606 $ 636
UG991634826UG, 28.98%, 1/24/25 ..... 550 577
UG991639159UG, 28.98%, 1/24/25 ..... 77 80
UG991640485UG, 28.98%, 1/24/25 ..... 1,035 1,079
UG991645339UG, 28.98%, 1/24/25 ..... 386 398
UG991651901UG, 28.98%, 1/24/25 ..... 568 597
UG991659856UG, 28.98%, 1/24/25 ..... 100 105
UG991664144UG, 28.98%, 1/24/25 ..... 27 27
UG991665878UG, 28.98%, 1/24/25 ..... 303 319
UG991667154UG, 28.98%, 1/24/25 ..... 347 351
UG991670648UG, 28.98%, 1/24/25 ..... 82 85
UG991673929UG, 28.98%, 1/24/25 ..... 275 289
UG991681258UG, 28.98%, 1/24/25 ..... 930 963
UG991685641UG, 28.98%, 1/24/25 ..... 258 264
UG991689399UG, 28.98%, 1/24/25 ..... 118 123
UG991692103UG, 28.98%, 1/24/25 ..... 412 433
UG991713017UG, 28.98%, 1/24/25 ..... 152 160
UG991724136UG, 28.98%, 1/24/25 ..... 109 114
UG991725698UG, 28.98%, 1/24/25 ..... 229 236
UG991733516UG, 28.98%, 1/24/25 ..... 278 290
UG991754851UG, 28.98%, 1/24/25 ..... 87 90
UG991762575UG, 28.98%, 1/24/25 ..... 546 568
UG991780591UG, 28.98%, 1/24/25 ..... 164 162
UG991781585UG, 28.98%, 1/24/25 ..... 48 50
UG991781826UG, 28.98%, 1/24/25 ..... 362 369
UG991783742UG, 28.98%, 1/24/25 ..... 658 683
UG991785319UG, 28.98%, 1/24/25 ..... 453 471
UG991789793UG, 28.98%, 1/24/25 ..... 931 971
UG991789906UG, 28.98%, 1/24/25 ..... 170 177
UG991791199UG, 28.98%, 1/24/25 ...... 180 186
UG991791520UG, 28.98%, 1/24/25 ..... 68 71
UG991808380UG, 28.98%, 1/24/25 ..... 101 106
UG991814864UG, 28.98%, 1/24/25 ..... 49 51
UG991576301UG, 29.49%, 1/24/25 ..... 2,014 2,127
UG991579123UG, 29.49%, 1/24/25 ..... 157 166
UG991580987UG, 29.49%, 1/24/25 ..... 669 701
UG991581435UG, 29.49%, 1/24/25 ..... 251 19
UG991589214UG, 29.49%, 1/24/25 ..... 574 602
UG991598092UG, 29.49%, 1/24/25 ..... 113 118
UG991598173UG, 29.49%, 1/24/25 ..... 297 312
UG991623495UG, 29.49%, 1/24/25 ..... 42 36
UG991633359UG, 29.49%, 1/24/25 ..... 536 560
UG991635775UG, 29.49%, 1/24/25 ..... 225 237
UG991637080UG, 29.49%, 1/24/25 ..... 92 98
UG991638944UG, 29.49%, 1/24/25 ..... 15 15
UG991645022UG, 29.49%, 1/24/25 ..... 84 89
UG991646526UG, 29.49%, 1/24/25 ..... 523 543
UG991648884UG, 29.49%, 1/24/25 ..... 102 105
UG991650579UG, 29.49%, 1/24/25 ..... 437 465
UG991654006UG, 29.49%, 1/24/25 ..... 117 122
UG991658664UG, 29.49%, 1/24/25 ..... 152 160
UG991658973UG, 29.49%, 1/24/25 ..... 289 306
UG991660665UG, 29.49%, 1/24/25 ..... 354 356
UG991662002UG, 29.49%, 1/24/25 ..... 409 431
UG991670699UG, 29.49%, 1/24/25 ..... 29 29
UG991671992UG, 29.49%, 1/24/25 ..... 615 650
UG991679445UG, 29.49%, 1/24/25 ..... 106 112
UG991680577UG, 29.49%, 1/24/25 ..... 28 5
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991684181UG, 29.49%, 1/24/25 ..... $ 592 $ 625
UG991685612UG, 29.49%, 1/24/25 ..... 52 52
UG991692536UG, 29.49%, 1/24/25 ..... 263 278
UG991694080UG, 29.49%, 1/24/25 ..... 60 63
UG991697044UG, 29.49%, 1/24/25 ..... 215 228
UG991700205UG, 29.49%, 1/24/25 ..... 325 339
UG991709442UG, 29.49%, 1/24/25 ..... 146 155
UG991714607UG, 29.49%, 1/24/25 ..... 232 228
UG991714756UG, 29.49%, 1/24/25 ..... 43 45
UG991714762UG, 29.49%, 1/24/25 ..... 93 98
UG991715066UG, 29.49%, 1/24/25 ..... 99 100
UG991723894UG, 29.49%, 1/24/25 ..... 229 241
UG991736234UG, 29.49%, 1/24/25 ..... 279 282
UG991736519UG, 29.49%, 1/24/25 ..... 131 136
UG991738330UG, 29.49%, 1/24/25 ..... 84 83
UG991741387UG, 29.49%, 1/24/25 ..... 170 177
UG991742865UG, 29.49%, 1/24/25 ..... 488 510
UG991746950UG, 29.49%, 1/24/25 ..... 154 161
UG991758058UG, 29.49%, 1/24/25 ..... 675 702
UG991774946UG, 29.49%, 1/24/25 ..... 684 712
UG991776695UG, 29.49%, 1/24/25 ..... 129 135
UG991781667UG, 29.49%, 1/24/25 ..... 71 74
UG991782230UG, 29.49%, 1/24/25 ..... 121 17
UG991784434UG, 29.49%, 1/24/25 ..... 15 15
UG991799040UG, 29.49%, 1/24/25 ..... 156 163
UG991807220UG, 29.49%, 1/24/25 ..... 29 30
UG991818233UG, 29.49%, 1/24/25 ..... 104 2
UG991823070UG, 29.49%, 1/24/25 ..... 760 788
UG991586398UG, Zero Cpn, 1/25/25 .... 2,263 152
UG991639145UG, Zero Cpn, 1/25/25 .... 188 13
UG991667459UG, Zero Cpn, 1/25/25 .... – –
UG991674166UG, Zero Cpn, 1/25/25 .... 428 29
UG991730145UG, Zero Cpn, 1/25/25 .... 884 63
UG991733405UG, Zero Cpn, 1/25/25 .... 126 9
UG991779723UG, Zero Cpn, 1/25/25 .... 58 4
UG991783420UG, Zero Cpn, 1/25/25 .... 111 8
UG991822276UG, Zero Cpn, 1/25/25 .... 210 15
UG991722200UG, 14.98%, 1/25/25 ..... 255 261
UG991685938UG, 15.97%, 1/25/25 ..... 103 105
UG991691336UG, 15.97%, 1/25/25 ..... 11,920 12,212
UG991719427UG, 15.97%, 1/25/25 ..... 240 246
UG991706579UG, 16.99%, 1/25/25 ..... 76 77
UG991708991UG, 17.99%, 1/25/25 ..... 803 809
UG991730945UG, 17.99%, 1/25/25 ..... 10 10
UG991658411UG, 18.97%, 1/25/25 ...... 579 591
UG991749481UG, 18.97%, 1/25/25 ..... 508 517
UG991639650UG, 19.21%, 1/25/25 ..... 2,146 2,138
UG991667139UG, 19.21%, 1/25/25 ..... 319 327
UG991690379UG, 19.21%, 1/25/25 ..... 254 256
UG991783060UG, 19.21%, 1/25/25 ..... 325 330
UG991811906UG, 19.46%, 1/25/25 ...... 111 113
UG991596563UG, 19.99%, 1/25/25 ..... 209 218
UG991598409UG, 19.99%, 1/25/25 ..... 615 648
UG991639253UG, 19.99%, 1/25/25 ..... 45 46
UG991647962UG, 19.99%, 1/25/25 ..... 232 242
UG991655538UG, 19.99%, 1/25/25 ..... 244 248
UG991671306UG, 19.99%, 1/25/25 ..... 101 106
UG991751611UG, 19.99%, 1/25/25 ...... 141 146

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991754276UG, 19.99%, 1/25/25 ..... $ 278 $ 289
UG991810011UG, 19.99%, 1/25/25 ...... 521 543
UG991647666UG, 20.46%, 1/25/25 ..... 5,288 5,383
UG991701511UG, 20.46%, 1/25/25 ...... 1,038 1,054
UG991735068UG, 20.97%, 1/25/25 ..... 353 358
UG991659246UG, 21.46%, 1/25/25 ..... 102 103
UG991693560UG, 21.46%, 1/25/25 ..... 205 206
UG991697266UG, 21.46%, 1/25/25 ..... 224 160
UG991702030UG, 21.46%, 1/25/25 ..... 1,459 1,494
UG991699663UG, 21.98%, 1/25/25 ..... 117 9
UG991721907UG, 21.98%, 1/25/25 ..... 794 813
UG991781998UG, 21.98%, 1/25/25 ..... 136 138
UG991643275UG, 22.97%, 1/25/25 ..... 1,570 1,609
UG991728109UG, 22.97%, 1/25/25 ..... 9 9
UG991696083UG, 23.95%, 1/25/25 ..... 367 376
UG991589474UG, 27.99%, 1/25/25 ..... 209 210
UG991676736UG, 27.99%, 1/25/25 ..... 53 55
UG991824491UG, 27.99%, 1/25/25 ..... 1,306 1,362
UG991585948UG, 28.98%, 1/25/25 ..... 816 848
UG991588444UG, 28.98%, 1/25/25 ..... 206 216
UG991591061UG, 28.98%, 1/25/25 ..... 38 40
UG991597262UG, 28.98%, 1/25/25 ..... 266 (15)
UG991629093UG, 28.98%, 1/25/25 ..... 86 86
UG991630315UG, 28.98%, 1/25/25 ..... 32 32
UG991632477UG, 28.98%, 1/25/25 ..... 102 106
UG991636211UG, 28.98%, 1/25/25 ...... 789 782
UG991645264UG, 28.98%, 1/25/25 ..... 110 116
UG991646347UG, 28.98%, 1/25/25 ..... 380 52
UG991652825UG, 28.98%, 1/25/25 ..... 34 30
UG991654157UG, 28.98%, 1/25/25 ..... 62 64
UG991655910UG, 28.98%, 1/25/25 ..... 139 143
UG991662696UG, 28.98%, 1/25/25 ..... 50 41
UG991663409UG, 28.98%, 1/25/25 ..... 4 4
UG991664838UG, 28.98%, 1/25/25 ..... 103 109
UG991665672UG, 28.98%, 1/25/25 ..... 678 702
UG991666507UG, 28.98%, 1/25/25 ..... 162 170
UG991681316UG, 28.98%, 1/25/25 ..... 4 4
UG991684431UG, 28.98%, 1/25/25 ..... 291 306
UG991687378UG, 28.98%, 1/25/25 ..... 156 162
UG991700250UG, 28.98%, 1/25/25 ..... 265 276
UG991708850UG, 28.98%, 1/25/25 ..... 223 225
UG991711013UG, 28.98%, 1/25/25 ...... 265 268
UG991711440UG, 28.98%, 1/25/25 ...... 50 52
UG991713337UG, 28.98%, 1/25/25 ..... 26 27
UG991717265UG, 28.98%, 1/25/25 ..... 86 87
UG991739770UG, 28.98%, 1/25/25 ..... 91 92
UG991751144UG, 28.98%, 1/25/25 ...... 222 230
UG991759069UG, 28.98%, 1/25/25 ..... 182 17
UG991762497UG, 28.98%, 1/25/25 ..... 69 72
UG991764057UG, 28.98%, 1/25/25 ..... 52 53
UG991767844UG, 28.98%, 1/25/25 ..... 116 121
UG991782171UG, 28.98%, 1/25/25 ..... 16 16
UG991782809UG, 28.98%, 1/25/25 ..... 196 204
UG991783323UG, 28.98%, 1/25/25 ..... 408 (13)
UG991789094UG, 28.98%, 1/25/25 ..... 102 106
UG991790856UG, 28.98%, 1/25/25 ..... 630 656
UG991801847UG, 28.98%, 1/25/25 ..... 139 144
UG991804347UG, 28.98%, 1/25/25 ..... 60 61
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991804771UG, 28.98%, 1/25/25 ..... $ 391 $ 404
UG991813711UG, 28.98%, 1/25/25 ...... 1,004 1,044
UG991816486UG, 28.98%, 1/25/25 ..... 293 305
UG991826324UG, 28.98%, 1/25/25 ..... 49 49
UG991832332UG, 28.98%, 1/25/25 ..... 169 176
UG991583030UG, 29.49%, 1/25/25 ..... 489 503
UG991583154UG, 29.49%, 1/25/25 ..... 509 538
UG991583347UG, 29.49%, 1/25/25 ..... 181 193
UG991584343UG, 29.49%, 1/25/25 ..... 1,580 1,657
UG991584718UG, 29.49%, 1/25/25 ..... 1,032 1,076
UG991586667UG, 29.49%, 1/25/25 ..... 161 168
UG991586992UG, 29.49%, 1/25/25 ..... 82 87
UG991588166UG, 29.49%, 1/25/25 ..... 245 259
UG991588873UG, 29.49%, 1/25/25 ..... 308 321
UG991591360UG, 29.49%, 1/25/25 ..... 551 581
UG991592156UG, 29.49%, 1/25/25 ..... 81 82
UG991592411UG, 29.49%, 1/25/25 ...... 2 2
UG991595877UG, 29.49%, 1/25/25 ..... 158 166
UG991595953UG, 29.49%, 1/25/25 ..... 691 729
UG991597092UG, 29.49%, 1/25/25 ..... 154 159
UG991598369UG, 29.49%, 1/25/25 ..... 151 158
UG991604309UG, 29.49%, 1/25/25 ..... 85 89
UG991611906UG, 29.49%, 1/25/25 ...... 302 318
UG991617012UG, 29.49%, 1/25/25 ..... 223 236
UG991625116UG, 29.49%, 1/25/25 ...... 808 853
UG991634734UG, 29.49%, 1/25/25 ..... 91 96
UG991637663UG, 29.49%, 1/25/25 ..... 66 (2)
UG991638246UG, 29.49%, 1/25/25 ..... 130 (3)
UG991638937UG, 29.49%, 1/25/25 ..... 46 47
UG991639720UG, 29.49%, 1/25/25 ..... 932 970
UG991640216UG, 29.49%, 1/25/25 ..... 541 550
UG991640235UG, 29.49%, 1/25/25 ..... 2,186 2,266
UG991640515UG, 29.49%, 1/25/25 ..... 18 18
UG991641385UG, 29.49%, 1/25/25 ..... 864 122
UG991641968UG, 29.49%, 1/25/25 ..... 128 136
UG991642393UG, 29.49%, 1/25/25 ..... 32 1
UG991642788UG, 29.49%, 1/25/25 ..... 99 105
UG991643136UG, 29.49%, 1/25/25 ..... 343 340
UG991645432UG, 29.49%, 1/25/25 ..... 81 86
UG991647792UG, 29.49%, 1/25/25 ..... 89 94
UG991655935UG, 29.49%, 1/25/25 ..... 910 127
UG991656796UG, 29.49%, 1/25/25 ..... 367 376
UG991659437UG, 29.49%, 1/25/25 ..... 115 121
UG991660574UG, 29.49%, 1/25/25 ..... 44 (1)
UG991663552UG, 29.49%, 1/25/25 ..... 141 150
UG991670639UG, 29.49%, 1/25/25 ..... 442 460
UG991670995UG, 29.49%, 1/25/25 ..... 118 125
UG991676449UG, 29.49%, 1/25/25 ..... 371 52
UG991679229UG, 29.49%, 1/25/25 ..... 100 105
UG991679419UG, 29.49%, 1/25/25 ..... 411 432
UG991681203UG, 29.49%, 1/25/25 ..... 887 18
UG991684401UG, 29.49%, 1/25/25 ..... 24 24
UG991684610UG, 29.49%, 1/25/25 ..... 212 (13)
UG991686520UG, 29.49%, 1/25/25 ..... 341 359
UG991693307UG, 29.49%, 1/25/25 ..... 228 32
UG991695356UG, 29.49%, 1/25/25 ..... 86 15
UG991697889UG, 29.49%, 1/25/25 ..... 7 7
UG991699956UG, 29.49%, 1/25/25 ..... 95 100

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991703545UG, 29.49%, 1/25/25 ..... $ 228 $ 235
UG991705543UG, 29.49%, 1/25/25 ..... – –
UG991706527UG, 29.49%, 1/25/25 ..... 18 18
UG991714470UG, 29.49%, 1/25/25 ..... 315 328
UG991716801UG, 29.49%, 1/25/25 ..... 116 119
UG991717980UG, 29.49%, 1/25/25 ..... 16 16
UG991718230UG, 29.49%, 1/25/25 ..... 22 –
UG991719114UG, 29.49%, 1/25/25 ...... 18 18
UG991721073UG, 29.49%, 1/25/25 ..... 243 257
UG991722230UG, 29.49%, 1/25/25 ..... 30 30
UG991727305UG, 29.49%, 1/25/25 ..... 686 723
UG991727344UG, 29.49%, 1/25/25 ..... 92 92
UG991729230UG, 29.49%, 1/25/25 ..... 435 437
UG991730401UG, 29.49%, 1/25/25 ..... 41 43
UG991732943UG, 29.49%, 1/25/25 ..... 143 149
UG991733186UG, 29.49%, 1/25/25 ..... 458 63
UG991734934UG, 29.49%, 1/25/25 ..... 161 163
UG991737501UG, 29.49%, 1/25/25 ..... 173 182
UG991742587UG, 29.49%, 1/25/25 ..... 48 49
UG991742823UG, 29.49%, 1/25/25 ..... 253 261
UG991750890UG, 29.49%, 1/25/25 ..... 185 194
UG991756609UG, 29.49%, 1/25/25 ..... 485 509
UG991758553UG, 29.49%, 1/25/25 ..... 156 164
UG991759900UG, 29.49%, 1/25/25 ..... 229 (7)
UG991762455UG, 29.49%, 1/25/25 ..... 1,213 1,265
UG991768411UG, 29.49%, 1/25/25 ...... 1 1
UG991773006UG, 29.49%, 1/25/25 ..... 392 404
UG991777926UG, 29.49%, 1/25/25 ..... 85 89
UG991781861UG, 29.49%, 1/25/25 ..... 611 639
UG991783087UG, 29.49%, 1/25/25 ..... 311 325
UG991783815UG, 29.49%, 1/25/25 ..... 146 21
UG991787734UG, 29.49%, 1/25/25 ..... 476 66
UG991788573UG, 29.49%, 1/25/25 ..... 183 26
UG991789248UG, 29.49%, 1/25/25 ..... 128 132
UG991789795UG, 29.49%, 1/25/25 ..... 284 285
UG991790746UG, 29.49%, 1/25/25 ..... 103 14
UG991798150UG, 29.49%, 1/25/25 ..... 591 589
UG991798152UG, 29.49%, 1/25/25 ..... 27 28
UG991803714UG, 29.49%, 1/25/25 ..... 129 135
UG991809008UG, 29.49%, 1/25/25 ..... 4 4
UG991812847UG, 29.49%, 1/25/25 ..... 49 51
UG991813221UG, 29.49%, 1/25/25 ..... 122 124
UG991814046UG, 29.49%, 1/25/25 ..... 4 4
UG991819908UG, 29.49%, 1/25/25 ..... 141 146
UG991592192UG, Zero Cpn, 1/26/25 .... 188 13
UG991629418UG, Zero Cpn, 1/26/25 .... 808 56
UG991634009UG, Zero Cpn, 1/26/25 .... 126 9
UG991656180UG, Zero Cpn, 1/26/25 .... 249 17
UG991659414UG, Zero Cpn, 1/26/25 .... 112 8
UG991679458UG, Zero Cpn, 1/26/25 .... 257 18
UG991702578UG, Zero Cpn, 1/26/25 .... 32 2
UG991710670UG, Zero Cpn, 1/26/25 .... 510 35
UG991747643UG, Zero Cpn, 1/26/25 .... 101 7
UG991749224UG, Zero Cpn, 1/26/25 .... 103 7
UG991750713UG, Zero Cpn, 1/26/25 .... 59 4
UG991836743UG, Zero Cpn, 1/26/25 .... 88 6
UG991705574UG, 14.98%, 1/26/25 ..... 498 510
UG991588990UG, 16.99%, 1/26/25 ..... 1,503 1,535
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991631242UG, 17.99%, 1/26/25 ..... $ 428 $ 438
UG991635395UG, 17.99%, 1/26/25 ..... 520 532
UG991806807UG, 17.99%, 1/26/25 ..... 408 416
UG991630337UG, 18.97%, 1/26/25 ..... 95 –
UG991639126UG, 18.97%, 1/26/25 ..... 129 131
UG991792817UG, 18.97%, 1/26/25 ..... 735 747
UG991693301UG, 19.8%, 1/26/25 ...... 159 163
UG991623713UG, 19.99%, 1/26/25 ..... 470 477
UG991664112UG, 19.99%, 1/26/25 ...... 697 725
UG991684874UG, 19.99%, 1/26/25 ..... 90 92
UG991687274UG, 19.99%, 1/26/25 ..... 198 206
UG991725855UG, 19.99%, 1/26/25 ..... 224 229
UG991726295UG, 19.99%, 1/26/25 ..... 207 208
UG991747371UG, 19.99%, 1/26/25 ..... 198 208
UG991753153UG, 19.99%, 1/26/25 ..... 41 42
UG991815429UG, 19.99%, 1/26/25 ..... 718 744
UG991818136UG, 19.99%, 1/26/25 ..... 129 135
UG991722451UG, 20.46%, 1/26/25 ..... 624 639
UG991691649UG, 20.97%, 1/26/25 ..... 495 495
UG991689234UG, 21.46%, 1/26/25 ..... 156 160
UG991683377UG, 21.97%, 1/26/25 ..... 161 164
UG991690970UG, 21.98%, 1/26/25 ..... 993 1,018
UG991718023UG, 22.97%, 1/26/25 ..... 308 309
UG991792398UG, 22.97%, 1/26/25 ..... 128 130
UG991661911UG, 23.95%, 1/26/25 ...... 587 588
UG991719060UG, 23.95%, 1/26/25 ..... 2,338 2,396
UG991662693UG, 24.95%, 1/26/25 ..... 62 5
UG991655277UG, 25.95%, 1/26/25 ..... 162 23
UG991702170UG, 26.94%, 1/26/25 ..... 166 162
UG991637426UG, 27.99%, 1/26/25 ..... 16 16
UG991644445UG, 27.99%, 1/26/25 ..... 92 97
UG991665705UG, 27.99%, 1/26/25 ..... 113 119
UG991589081UG, 28.98%, 1/26/25 ..... 251 266
UG991592909UG, 28.98%, 1/26/25 ..... 116 118
UG991593236UG, 28.98%, 1/26/25 ..... 239 247
UG991593526UG, 28.98%, 1/26/25 ..... 214 225
UG991593781UG, 28.98%, 1/26/25 ..... 139 (6)
UG991594391UG, 28.98%, 1/26/25 ..... 179 189
UG991602284UG, 28.98%, 1/26/25 ..... 1,447 1,489
UG991604950UG, 28.98%, 1/26/25 ..... 106 111
UG991611008UG, 28.98%, 1/26/25 ...... 538 72
UG991611456UG, 28.98%, 1/26/25 ...... 19 19
UG991618996UG, 28.98%, 1/26/25 ..... – –
UG991629035UG, 28.98%, 1/26/25 ..... 172 181
UG991634636UG, 28.98%, 1/26/25 ..... 362 381
UG991636455UG, 28.98%, 1/26/25 ..... 79 60
UG991638710UG, 28.98%, 1/26/25 ..... 184 187
UG991638977UG, 28.98%, 1/26/25 ..... 234 243
UG991641894UG, 28.98%, 1/26/25 ..... 118 123
UG991653899UG, 28.98%, 1/26/25 ..... 92 97
UG991658925UG, 28.98%, 1/26/25 ..... 104 107
UG991661348UG, 28.98%, 1/26/25 ..... 996 1,047
UG991661921UG, 28.98%, 1/26/25 ..... 69 69
UG991662390UG, 28.98%, 1/26/25 ..... 161 168
UG991664416UG, 28.98%, 1/26/25 ..... 269 278
UG991668688UG, 28.98%, 1/26/25 ..... 461 485
UG991678461UG, 28.98%, 1/26/25 ..... 136 141
UG991685049UG, 28.98%, 1/26/25 ..... 69 72

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991688671UG, 28.98%, 1/26/25 ..... $ 199 $ 207
UG991698131UG, 28.98%, 1/26/25 ..... 342 346
UG991701435UG, 28.98%, 1/26/25 ..... 229 241
UG991703821UG, 28.98%, 1/26/25 ..... 170 179
UG991711212UG, 28.98%, 1/26/25 ...... 68 71
UG991743995UG, 28.98%, 1/26/25 ..... 174 181
UG991745922UG, 28.98%, 1/26/25 ..... 79 80
UG991753802UG, 28.98%, 1/26/25 ..... 120 123
UG991759756UG, 28.98%, 1/26/25 ..... 63 65
UG991764630UG, 28.98%, 1/26/25 ..... 50 52
UG991781688UG, 28.98%, 1/26/25 ..... 2 2
UG991788301UG, 28.98%, 1/26/25 ..... 236 245
UG991788973UG, 28.98%, 1/26/25 ..... 347 361
UG991804080UG, 28.98%, 1/26/25 ..... 91 95
UG991808600UG, 28.98%, 1/26/25 ..... 155 157
UG991808749UG, 28.98%, 1/26/25 ..... 25 25
UG991818761UG, 28.98%, 1/26/25 ..... 109 113
UG991820446UG, 28.98%, 1/26/25 ..... 107 112
UG991826236UG, 28.98%, 1/26/25 ..... 562 585
UG991828591UG, 28.98%, 1/26/25 ..... 5 5
UG991831863UG, 28.98%, 1/26/25 ..... 144 145
UG991834362UG, 28.98%, 1/26/25 ..... 295 307
UG991834597UG, 28.98%, 1/26/25 ..... 2,952 3,075
UG991712881UG, 29.46%, 1/26/25 ..... 534 563
UG991589080UG, 29.49%, 1/26/25 ..... 271 279
UG991589676UG, 29.49%, 1/26/25 ..... 815 858
UG991589741UG, 29.49%, 1/26/25 ..... 73 76
UG991589757UG, 29.49%, 1/26/25 ..... 256 21
UG991589763UG, 29.49%, 1/26/25 ..... 154 162
UG991591418UG, 29.49%, 1/26/25 ..... 354 24
UG991594647UG, 29.49%, 1/26/25 ..... 116 8
UG991598816UG, 29.49%, 1/26/25 ..... 156 14
UG991606181UG, 29.49%, 1/26/25 ..... 241 257
UG991612147UG, 29.49%, 1/26/25 ..... 89 95
UG991613744UG, 29.49%, 1/26/25 ..... 168 175
UG991614201UG, 29.49%, 1/26/25 ..... 8 8
UG991616010UG, 29.49%, 1/26/25 ..... 1,328 (43)
UG991616526UG, 29.49%, 1/26/25 ..... 166 176
UG991616810UG, 29.49%, 1/26/25 ..... 364 379
UG991622618UG, 29.49%, 1/26/25 ..... 153 159
UG991630176UG, 29.49%, 1/26/25 ..... 63 14
UG991635627UG, 29.49%, 1/26/25 ..... 190 (6)
UG991637203UG, 29.49%, 1/26/25 ..... 186 198
UG991637588UG, 29.49%, 1/26/25 ..... 327 330
UG991637756UG, 29.49%, 1/26/25 ..... 1,122 1,127
UG991638709UG, 29.49%, 1/26/25 ..... 144 152
UG991640409UG, 29.49%, 1/26/25 ..... 105 110
UG991640808UG, 29.49%, 1/26/25 ..... 345 362
UG991641553UG, 29.49%, 1/26/25 ..... 127 134
UG991645315UG, 29.49%, 1/26/25 ..... 80 83
UG991645424UG, 29.49%, 1/26/25 ..... 127 134
UG991647827UG, 29.49%, 1/26/25 ..... 135 138
UG991656366UG, 29.49%, 1/26/25 ..... 345 48
UG991657417UG, 29.49%, 1/26/25 ..... 1,975 2,012
UG991662234UG, 29.49%, 1/26/25 ..... 112 119
UG991663167UG, 29.49%, 1/26/25 ..... 7 7
UG991663623UG, 29.49%, 1/26/25 ..... 119 127
UG991664371UG, 29.49%, 1/26/25 ..... 318 328
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991668328UG, 29.49%, 1/26/25 ..... $ 102 $ 108
UG991670459UG, 29.49%, 1/26/25 ..... 363 384
UG991673737UG, 29.49%, 1/26/25 ..... 2,320 2,396
UG991674552UG, 29.49%, 1/26/25 ..... 196 208
UG991677158UG, 29.49%, 1/26/25 ..... 192 205
UG991680335UG, 29.49%, 1/26/25 ..... 1,271 1,324
UG991682957UG, 29.49%, 1/26/25 ..... 897 949
UG991686193UG, 29.49%, 1/26/25 ..... 41 42
UG991686518UG, 29.49%, 1/26/25 ..... 199 209
UG991686882UG, 29.49%, 1/26/25 ..... 249 260
UG991688387UG, 29.49%, 1/26/25 ..... 797 839
UG991695946UG, 29.49%, 1/26/25 ..... 442 461
UG991698577UG, 29.49%, 1/26/25 ..... 378 395
UG991710350UG, 29.49%, 1/26/25 ..... 49 50
UG991711068UG, 29.49%, 1/26/25 ...... 35 35
UG991714720UG, 29.49%, 1/26/25 ..... 500 522
UG991722546UG, 29.49%, 1/26/25 ..... 27 –
UG991727832UG, 29.49%, 1/26/25 ..... 234 247
UG991731015UG, 29.49%, 1/26/25 ..... 65 68
UG991742808UG, 29.49%, 1/26/25 ..... 388 393
UG991744262UG, 29.49%, 1/26/25 ..... 41 42
UG991756106UG, 29.49%, 1/26/25 ..... 161 170
UG991772896UG, 29.49%, 1/26/25 ..... 2,047 2,137
UG991775324UG, 29.49%, 1/26/25 ..... 511 532
UG991779497UG, 29.49%, 1/26/25 ..... 265 277
UG991782801UG, 29.49%, 1/26/25 ..... 1,979 2,062
UG991783902UG, 29.49%, 1/26/25 ..... 257 20
UG991784518UG, 29.49%, 1/26/25 ..... 754 786
UG991791204UG, 29.49%, 1/26/25 ..... 8 8
UG991793797UG, 29.49%, 1/26/25 ..... 201 209
UG991801746UG, 29.49%, 1/26/25 ..... 225 231
UG991806530UG, 29.49%, 1/26/25 ..... 135 141
UG991820442UG, 29.49%, 1/26/25 ..... 113 118
UG991826343UG, 29.49%, 1/26/25 ..... 492 513
UG991827132UG, 29.49%, 1/26/25 ..... 103 108
UG991829394UG, 29.49%, 1/26/25 ..... 565 572
UG991832099UG, 29.49%, 1/26/25 ..... 43 44
UG991835725UG, 29.49%, 1/26/25 ..... 1,156 1,206
UG991835985UG, 29.49%, 1/26/25 ..... 1,088 1,139
UG991596423UG, Zero Cpn, 1/27/25 .... 1,060 72
UG991602782UG, Zero Cpn, 1/27/25 .... 71 5
UG991602892UG, Zero Cpn, 1/27/25 .... 74 5
UG991603339UG, Zero Cpn, 1/27/25 .... 138 9
UG991606996UG, Zero Cpn, 1/27/25 .... 68 5
UG991615454UG, Zero Cpn, 1/27/25 .... 261 18
UG991618978UG, Zero Cpn, 1/27/25 .... 226 15
UG991621900UG, Zero Cpn, 1/27/25 .... 291 20
UG991645642UG, Zero Cpn, 1/27/25 .... 117 8
UG991664680UG, Zero Cpn, 1/27/25 .... 402 28
UG991733750UG, Zero Cpn, 1/27/25 .... 8 1
UG991740591UG, Zero Cpn, 1/27/25 .... 795 56
UG991740609UG, Zero Cpn, 1/27/25 .... 212 14
UG991749414UG, Zero Cpn, 1/27/25 .... 154 11
UG991807085UG, Zero Cpn, 1/27/25 .... 51 3
UG991812993UG, Zero Cpn, 1/27/25 .... 421 29
UG991649409UG, 14.98%, 1/27/25 ..... – –
UG991681455UG, 15%, 1/27/25 ........ 532 542
UG991594447UG, 16.99%, 1/27/25 ..... 2,992 3,037

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991653768UG, 16.99%, 1/27/25 ..... $ 136 $ 136
UG991594369UG, 19.99%, 1/27/25 ..... 110 112
UG991603461UG, 19.99%, 1/27/25 ..... 546 575
UG991604490UG, 19.99%, 1/27/25 ..... 125 132
UG991604987UG, 19.99%, 1/27/25 ..... 262 276
UG991606626UG, 19.99%, 1/27/25 ..... 273 287
UG991606748UG, 19.99%, 1/27/25 ..... 188 196
UG991610646UG, 19.99%, 1/27/25 ..... 136 143
UG991613039UG, 19.99%, 1/27/25 ..... 584 613
UG991613609UG, 19.99%, 1/27/25 ..... 96 98
UG991616276UG, 19.99%, 1/27/25 ..... 43 43
UG991622510UG, 19.99%, 1/27/25 ..... 25 25
UG991634123UG, 19.99%, 1/27/25 ..... 1,473 960
UG991639649UG, 19.99%, 1/27/25 ..... 1,567 1,611
UG991653534UG, 19.99%, 1/27/25 ..... 137 145
UG991656462UG, 19.99%, 1/27/25 ..... 111 117
UG991665857UG, 19.99%, 1/27/25 ..... 160 169
UG991670504UG, 19.99%, 1/27/25 ..... 66 68
UG991679362UG, 19.99%, 1/27/25 ..... 49 51
UG991734391UG, 19.99%, 1/27/25 ..... 31 –
UG991740576UG, 19.99%, 1/27/25 ..... 365 48
UG991742004UG, 19.99%, 1/27/25 ..... 56 58
UG991787817UG, 19.99%, 1/27/25 ..... 104 108
UG991611207UG, 22.95%, 1/27/25 ...... 705 9
UG991666052UG, 25.98%, 1/27/25 ..... 100 65
UG991593388UG, 27.99%, 1/27/25 ..... 62 65
UG991598032UG, 27.99%, 1/27/25 ..... 175 184
UG991629247UG, 27.99%, 1/27/25 ..... 153 158
UG991784579UG, 27.99%, 1/27/25 ..... 35 35
UG991593724UG, 28.98%, 1/27/25 ..... 195 197
UG991594281UG, 28.98%, 1/27/25 ..... 237 239
UG991594298UG, 28.98%, 1/27/25 ..... 128 130
UG991594312UG, 28.98%, 1/27/25 ..... 457 465
UG991594933UG, 28.98%, 1/27/25 ..... 1,063 1,107
UG991594966UG, 28.98%, 1/27/25 ..... 15 15
UG991595331UG, 28.98%, 1/27/25 ..... 48 49
UG991596135UG, 28.98%, 1/27/25 ..... 34 35
UG991596472UG, 28.98%, 1/27/25 ..... 306 322
UG991596979UG, 28.98%, 1/27/25 ..... 648 676
UG991597253UG, 28.98%, 1/27/25 ..... 34 35
UG991597711UG, 28.98%, 1/27/25 ...... 156 161
UG991597724UG, 28.98%, 1/27/25 ..... 10 11
UG991598054UG, 28.98%, 1/27/25 ..... 16 16
UG991598602UG, 28.98%, 1/27/25 ..... 143 150
UG991598783UG, 28.98%, 1/27/25 ..... 861 880
UG991599313UG, 28.98%, 1/27/25 ..... 370 389
UG991600295UG, 28.98%, 1/27/25 ..... 144 151
UG991601203UG, 28.98%, 1/27/25 ..... 1,785 1,880
UG991602821UG, 28.98%, 1/27/25 ..... 1,179 1,227
UG991602932UG, 28.98%, 1/27/25 ..... 89 90
UG991603572UG, 28.98%, 1/27/25 ..... 657 672
UG991604001UG, 28.98%, 1/27/25 ..... 181 190
UG991605311UG, 28.98%, 1/27/25 ...... 75 79
UG991605868UG, 28.98%, 1/27/25 ..... 255 269
UG991606158UG, 28.98%, 1/27/25 ..... 132 19
UG991607306UG, 28.98%, 1/27/25 ..... 79 83
UG991608665UG, 28.98%, 1/27/25 ..... 446 470
UG991609616UG, 28.98%, 1/27/25 ..... 266 280
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991611663UG, 28.98%, 1/27/25 ...... $ 307 $ 211
UG991613097UG, 28.98%, 1/27/25 ..... 152 159
UG991614181UG, 28.98%, 1/27/25 ..... 210 14
UG991615144UG, 28.98%, 1/27/25 ..... 144 151
UG991615892UG, 28.98%, 1/27/25 ..... 508 535
UG991617077UG, 28.98%, 1/27/25 ..... 184 191
UG991617118UG, 28.98%, 1/27/25 ...... 61 62
UG991617463UG, 28.98%, 1/27/25 ..... 23 23
UG991620928UG, 28.98%, 1/27/25 ..... 75 79
UG991621129UG, 28.98%, 1/27/25 ...... 362 376
UG991623327UG, 28.98%, 1/27/25 ..... 23 23
UG991623357UG, 28.98%, 1/27/25 ..... 204 214
UG991623437UG, 28.98%, 1/27/25 ..... 293 309
UG991624157UG, 28.98%, 1/27/25 ..... 134 (1)
UG991630700UG, 28.98%, 1/27/25 ..... 280 295
UG991631171UG, 28.98%, 1/27/25 ...... 227 235
UG991631807UG, 28.98%, 1/27/25 ..... 183 191
UG991632093UG, 28.98%, 1/27/25 ..... 313 330
UG991632344UG, 28.98%, 1/27/25 ..... 92 97
UG991633929UG, 28.98%, 1/27/25 ..... 469 494
UG991634644UG, 28.98%, 1/27/25 ..... 89 89
UG991635049UG, 28.98%, 1/27/25 ..... 447 464
UG991635121UG, 28.98%, 1/27/25 ..... 692 729
UG991635670UG, 28.98%, 1/27/25 ..... 690 727
UG991636408UG, 28.98%, 1/27/25 ..... 343 347
UG991637847UG, 28.98%, 1/27/25 ..... 32 32
UG991639732UG, 28.98%, 1/27/25 ..... 22 22
UG991643120UG, 28.98%, 1/27/25 ..... 393 409
UG991644066UG, 28.98%, 1/27/25 ..... 16 16
UG991645234UG, 28.98%, 1/27/25 ..... 90 94
UG991645498UG, 28.98%, 1/27/25 ..... 235 245
UG991646436UG, 28.98%, 1/27/25 ..... 279 294
UG991651616UG, 28.98%, 1/27/25 ..... 70 73
UG991653209UG, 28.98%, 1/27/25 ..... 2,206 2,324
UG991653220UG, 28.98%, 1/27/25 ..... 93 94
UG991654533UG, 28.98%, 1/27/25 ..... 170 177
UG991654856UG, 28.98%, 1/27/25 ..... 447 470
UG991657182UG, 28.98%, 1/27/25 ..... 1,381 1,455
UG991658220UG, 28.98%, 1/27/25 ..... 721 760
UG991659335UG, 28.98%, 1/27/25 ..... 305 321
UG991660335UG, 28.98%, 1/27/25 ..... 178 186
UG991663420UG, 28.98%, 1/27/25 ..... 1,569 1,653
UG991664621UG, 28.98%, 1/27/25 ..... 152 160
UG991666634UG, 28.98%, 1/27/25 ..... 120 126
UG991670133UG, 28.98%, 1/27/25 ..... 168 175
UG991671149UG, 28.98%, 1/27/25 ...... 87 91
UG991672421UG, 28.98%, 1/27/25 ..... 276 282
UG991672456UG, 28.98%, 1/27/25 ..... 159 158
UG991672656UG, 28.98%, 1/27/25 ..... 100 105
UG991679811UG, 28.98%, 1/27/25 ...... 77 81
UG991681733UG, 28.98%, 1/27/25 ..... 180 189
UG991684060UG, 28.98%, 1/27/25 ..... 549 556
UG991684799UG, 28.98%, 1/27/25 ..... 127 134
UG991684873UG, 28.98%, 1/27/25 ..... 80 82
UG991686238UG, 28.98%, 1/27/25 ..... 9 9
UG991687681UG, 28.98%, 1/27/25 ..... 88 90
UG991693260UG, 28.98%, 1/27/25 ..... 47 47
UG991693305UG, 28.98%, 1/27/25 ..... 875 909

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991693530UG, 28.98%, 1/27/25 ..... $ 131 $ 138
UG991699112UG, 28.98%, 1/27/25 ...... 102 108
UG991699852UG, 28.98%, 1/27/25 ..... 244 34
UG991707195UG, 28.98%, 1/27/25 ..... 42 43
UG991711538UG, 28.98%, 1/27/25 ...... 24 25
UG991714759UG, 28.98%, 1/27/25 ..... 116 122
UG991716555UG, 28.98%, 1/27/25 ..... 45 46
UG991719023UG, 28.98%, 1/27/25 ..... 433 30
UG991721854UG, 28.98%, 1/27/25 ..... 336 350
UG991722576UG, 28.98%, 1/27/25 ..... 50 52
UG991725390UG, 28.98%, 1/27/25 ..... 55 56
UG991730761UG, 28.98%, 1/27/25 ..... 131 138
UG991732352UG, 28.98%, 1/27/25 ..... 29 30
UG991746915UG, 28.98%, 1/27/25 ..... 355 (11)
UG991747891UG, 28.98%, 1/27/25 ..... 114 120
UG991751444UG, 28.98%, 1/27/25 ..... 7 7
UG991757043UG, 28.98%, 1/27/25 ..... 187 191
UG991761556UG, 28.98%, 1/27/25 ..... 55 57
UG991772210UG, 28.98%, 1/27/25 ..... 2,734 2,849
UG991772279UG, 28.98%, 1/27/25 ..... 725 756
UG991772315UG, 28.98%, 1/27/25 ..... 740 103
UG991785235UG, 28.98%, 1/27/25 ..... 326 340
UG991790040UG, 28.98%, 1/27/25 ..... 51 52
UG991792500UG, 28.98%, 1/27/25 ..... 170 178
UG991796141UG, 28.98%, 1/27/25 ..... 53 55
UG991811211UG, 28.98%, 1/27/25 ...... 196 204
UG991820015UG, 28.98%, 1/27/25 ..... 316 329
UG991822961UG, 28.98%, 1/27/25 ..... 267 276
UG991832201UG, 28.98%, 1/27/25 ..... 1,807 1,872
UG991832387UG, 28.98%, 1/27/25 ..... 678 706
UG991662323UG, 29.47%, 1/27/25 ..... 15 15
UG991593828UG, 29.49%, 1/27/25 ..... 262 21
UG991594192UG, 29.49%, 1/27/25 ..... 249 264
UG991594952UG, 29.49%, 1/27/25 ..... 963 1,015
UG991596209UG, 29.49%, 1/27/25 ..... 911 972
UG991596228UG, 29.49%, 1/27/25 ..... 172 183
UG991596886UG, 29.49%, 1/27/25 ..... 183 189
UG991596983UG, 29.49%, 1/27/25 ..... 105 111
UG991597441UG, 29.49%, 1/27/25 ..... 367 264
UG991598580UG, 29.49%, 1/27/25 ..... 113 119
UG991598640UG, 29.49%, 1/27/25 ..... 28 29
UG991598931UG, 29.49%, 1/27/25 ..... 178 7
UG991600353UG, 29.49%, 1/27/25 ..... 205 16
UG991600440UG, 29.49%, 1/27/25 ..... 411 434
UG991600674UG, 29.49%, 1/27/25 ..... 83 88
UG991604512UG, 29.49%, 1/27/25 ..... 140 103
UG991604744UG, 29.49%, 1/27/25 ..... 50 52
UG991604802UG, 29.49%, 1/27/25 ..... 52 54
UG991605074UG, 29.49%, 1/27/25 ..... 37 37
UG991605178UG, 29.49%, 1/27/25 ..... 261 276
UG991605218UG, 29.49%, 1/27/25 ..... 7 7
UG991605251UG, 29.49%, 1/27/25 ..... 31 32
UG991605906UG, 29.49%, 1/27/25 ..... 227 230
UG991606270UG, 29.49%, 1/27/25 ..... 667 95
UG991606487UG, 29.49%, 1/27/25 ..... 333 336
UG991607258UG, 29.49%, 1/27/25 ..... 313 330
UG991608429UG, 29.49%, 1/27/25 ..... 154 163
UG991608526UG, 29.49%, 1/27/25 ..... 275 291
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991609085UG, 29.49%, 1/27/25 ..... $ 84 $ 6
UG991609299UG, 29.49%, 1/27/25 ..... 1,420 1,501
UG991609655UG, 29.49%, 1/27/25 ..... 208 218
UG991611049UG, 29.49%, 1/27/25 ...... 209 221
UG991611862UG, 29.49%, 1/27/25 ...... 137 145
UG991613792UG, 29.49%, 1/27/25 ..... – –
UG991613806UG, 29.49%, 1/27/25 ..... 2,618 2,734
UG991613940UG, 29.49%, 1/27/25 ..... 77 81
UG991614453UG, 29.49%, 1/27/25 ..... 219 222
UG991614668UG, 29.49%, 1/27/25 ..... 85 3
UG991614714UG, 29.49%, 1/27/25 ..... 29 30
UG991616915UG, 29.49%, 1/27/25 ..... 170 177
UG991617119UG, 29.49%, 1/27/25 ...... 720 763
UG991617295UG, 29.49%, 1/27/25 ..... 765 806
UG991618276UG, 29.49%, 1/27/25 ..... 828 841
UG991619030UG, 29.49%, 1/27/25 ..... 135 136
UG991619817UG, 29.49%, 1/27/25 ..... 528 556
UG991624512UG, 29.49%, 1/27/25 ..... 104 109
UG991624910UG, 29.49%, 1/27/25 ..... 80 84
UG991626868UG, 29.49%, 1/27/25 ..... 92 95
UG991627621UG, 29.49%, 1/27/25 ..... 96 101
UG991628233UG, 29.49%, 1/27/25 ..... 39 40
UG991628707UG, 29.49%, 1/27/25 ..... 131 132
UG991630944UG, 29.49%, 1/27/25 ..... 64 64
UG991633038UG, 29.49%, 1/27/25 ..... 822 854
UG991635104UG, 29.49%, 1/27/25 ..... 109 85
UG991636506UG, 29.49%, 1/27/25 ..... 807 839
UG991637168UG, 29.49%, 1/27/25 ..... 115 121
UG991637328UG, 29.49%, 1/27/25 ..... 181 27
UG991643691UG, 29.49%, 1/27/25 ..... 188 192
UG991643995UG, 29.49%, 1/27/25 ..... 318 339
UG991645667UG, 29.49%, 1/27/25 ..... 151 107
UG991647854UG, 29.49%, 1/27/25 ..... 106 112
UG991648775UG, 29.49%, 1/27/25 ..... 2,022 2,138
UG991648967UG, 29.49%, 1/27/25 ..... 108 112
UG991649572UG, 29.49%, 1/27/25 ..... 51 52
UG991650190UG, 29.49%, 1/27/25 ..... 300 309
UG991653371UG, 29.49%, 1/27/25 ..... 238 34
UG991654331UG, 29.49%, 1/27/25 ..... 264 279
UG991658758UG, 29.49%, 1/27/25 ..... 88 12
UG991659287UG, 29.49%, 1/27/25 ..... 237 243
UG991660024UG, 29.49%, 1/27/25 ..... 44 46
UG991668359UG, 29.49%, 1/27/25 ..... 337 346
UG991669942UG, 29.49%, 1/27/25 ..... 39 40
UG991670220UG, 29.49%, 1/27/25 ..... 38 39
UG991672322UG, 29.49%, 1/27/25 ..... 144 149
UG991678623UG, 29.49%, 1/27/25 ..... 52 54
UG991680945UG, 29.49%, 1/27/25 ..... 246 257
UG991682834UG, 29.49%, 1/27/25 ..... 195 205
UG991683132UG, 29.49%, 1/27/25 ..... 1,013 147
UG991683393UG, 29.49%, 1/27/25 ..... 914 591
UG991689965UG, 29.49%, 1/27/25 ..... 177 187
UG991691306UG, 29.49%, 1/27/25 ..... 150 157
UG991691664UG, 29.49%, 1/27/25 ..... 559 573
UG991695728UG, 29.49%, 1/27/25 ..... 490 516
UG991696481UG, 29.49%, 1/27/25 ..... 426 452
UG991696793UG, 29.49%, 1/27/25 ..... 61 61
UG991698282UG, 29.49%, 1/27/25 ..... 34 35

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991698507UG, 29.49%, 1/27/25 ..... $ 109 $ 113
UG991701480UG, 29.49%, 1/27/25 ..... 495 524
UG991702188UG, 29.49%, 1/27/25 ..... 106 106
UG991703342UG, 29.49%, 1/27/25 ..... 136 143
UG991705606UG, 29.49%, 1/27/25 ..... 8 8
UG991705617UG, 29.49%, 1/27/25 ..... 192 197
UG991709075UG, 29.49%, 1/27/25 ..... 268 276
UG991709652UG, 29.49%, 1/27/25 ..... 159 166
UG991710104UG, 29.49%, 1/27/25 ..... 44 46
UG991712616UG, 29.49%, 1/27/25 ..... 978 (2)
UG991715908UG, 29.49%, 1/27/25 ..... 454 (1)
UG991717015UG, 29.49%, 1/27/25 ..... 102 108
UG991717964UG, 29.49%, 1/27/25 ..... 67 70
UG991718575UG, 29.49%, 1/27/25 ..... 124 130
UG991718785UG, 29.49%, 1/27/25 ..... 235 166
UG991720299UG, 29.49%, 1/27/25 ..... 620 654
UG991728566UG, 29.49%, 1/27/25 ..... 174 184
UG991729561UG, 29.49%, 1/27/25 ..... 217 164
UG991731570UG, 29.49%, 1/27/25 ..... 62 64
UG991732661UG, 29.49%, 1/27/25 ..... 82 86
UG991737584UG, 29.49%, 1/27/25 ..... 87 92
UG991742966UG, 29.49%, 1/27/25 ..... 146 146
UG991743785UG, 29.49%, 1/27/25 ..... 136 93
UG991747252UG, 29.49%, 1/27/25 ..... 214 224
UG991749269UG, 29.49%, 1/27/25 ..... 230 241
UG991749510UG, 29.49%, 1/27/25 ..... 202 211
UG991750553UG, 29.49%, 1/27/25 ..... 33 33
UG991752239UG, 29.49%, 1/27/25 ..... 328 346
UG991753656UG, 29.49%, 1/27/25 ..... 8 8
UG991754719UG, 29.49%, 1/27/25 ..... 188 15
UG991754815UG, 29.49%, 1/27/25 ..... 81 60
UG991756435UG, 29.49%, 1/27/25 ..... 409 35
UG991759684UG, 29.49%, 1/27/25 ..... 1,001 1,043
UG991770465UG, 29.49%, 1/27/25 ..... 86 90
UG991774020UG, 29.49%, 1/27/25 ..... 342 357
UG991777410UG, 29.49%, 1/27/25 ..... 35 36
UG991780499UG, 29.49%, 1/27/25 ..... 336 351
UG991781410UG, 29.49%, 1/27/25 ..... 88 92
UG991783887UG, 29.49%, 1/27/25 ..... 130 134
UG991784000UG, 29.49%, 1/27/25 ..... 157 164
UG991792296UG, 29.49%, 1/27/25 ..... 682 711
UG991793218UG, 29.49%, 1/27/25 ..... 57 58
UG991793271UG, 29.49%, 1/27/25 ..... 205 214
UG991793324UG, 29.49%, 1/27/25 ..... 133 140
UG991798454UG, 29.49%, 1/27/25 ..... 18 18
UG991800672UG, 29.49%, 1/27/25 ..... 98 102
UG991802443UG, 29.49%, 1/27/25 ..... 271 285
UG991803603UG, 29.49%, 1/27/25 ..... 501 511
UG991812381UG, 29.49%, 1/27/25 ..... 105 108
UG991814678UG, 29.49%, 1/27/25 ..... 94 99
UG991828600UG, 29.49%, 1/27/25 ..... 70 72
UG991832224UG, 29.49%, 1/27/25 ..... 42 43
UG991836282UG, 29.49%, 1/27/25 ..... 3,437 3,554
UG991689747UG, 14%, 1/28/25 ........ 216 218
UG991603028UG, 15%, 1/28/25 ........ 151 152
UG991606397UG, 15.97%, 1/28/25 ..... 403 413
UG991800530UG, 15.97%, 1/28/25 ..... 486 496
UG991838313UG, 15.97%, 1/28/25 ..... 1,229 1,252
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991610101UG, 16.99%, 1/28/25 ..... $ 1,475 $ 1,508
UG991617374UG, 16.99%, 1/28/25 ..... 2,271 2,330
UG991799999UG, 16.99%, 1/28/25 ..... 25 25
UG991854471UG, 16.99%, 1/28/25 ..... 5,434 5,541
UG991613370UG, 17.99%, 1/28/25 ..... 187 190
UG991621866UG, 17.99%, 1/28/25 ..... 102 104
UG991716911UG, 17.99%, 1/28/25 ...... 334 340
UG991720766UG, 17.99%, 1/28/25 ..... 649 665
UG991727531UG, 17.99%, 1/28/25 ..... 121 123
UG991809155UG, 17.99%, 1/28/25 ..... 708 489
UG991843689UG, 17.99%, 1/28/25 ..... 4,511 4,598
UG991692051UG, 20.46%, 1/28/25 ..... 346 352
UG991653436UG, 20.97%, 1/28/25 ..... 435 438
UG991622578UG, 22.97%, 1/28/25 ..... 145 147
UG991623640UG, Zero Cpn, 1/29/25 .... 482 34
UG991629575UG, Zero Cpn, 1/29/25 .... 516 36
UG991669610UG, Zero Cpn, 1/29/25 .... 506 35
UG991614133UG, 14.98%, 1/29/25 ..... 29 29
UG991621915UG, 14.98%, 1/29/25 ..... 271 276
UG991647560UG, 14.98%, 1/29/25 ..... 1,122 1,151
UG991864236UG, 14.98%, 1/29/25 ..... 6,337 6,461
UG991716164UG, 15.97%, 1/29/25 ..... 337 345
UG991670873UG, 16.99%, 1/29/25 ..... 177 181
UG991748418UG, 16.99%, 1/29/25 ..... 1,887 1,924
UG991669723UG, 17.99%, 1/29/25 ..... 176 180
UG991688664UG, 17.99%, 1/29/25 ..... 374 384
UG991842042UG, 17.99%, 1/29/25 ..... 1,385 1,407
UG991619308UG, 18.97%, 1/29/25 ..... 1,359 1,394
UG991667776UG, 18.97%, 1/29/25 ..... 1,173 1,203
UG991628531UG, 19.21%, 1/29/25 ..... 15 15
UG991667796UG, 19.21%, 1/29/25 ..... 248 252
UG991612495UG, 19.8%, 1/29/25 ...... 290 297
UG991631756UG, 21.98%, 1/29/25 ..... 11 11
UG991666414UG, 14.98%, 1/30/25 ..... 1,277 1,310
UG991681003UG, 14.98%, 1/30/25 ..... 580 595
UG991748200UG, 14.98%, 1/30/25 ..... 122 126
UG991871721UG, 16.99%, 1/30/25 ..... 149 151
UG991624393UG, 17.99%, 1/30/25 ..... 278 283
UG991783304UG, 17.99%, 1/30/25 ..... 700 88
UG991627597UG, 18.97%, 1/30/25 ..... 244 248
UG991685892UG, 20.46%, 1/30/25 ..... 214 216
UG991659919UG, 20.97%, 1/30/25 ..... 105 108
UG991706022UG, 20.97%, 1/30/25 ..... 105 14
UG991619303UG, 21.46%, 1/30/25 ..... 128 131
UG991666898UG, 21.98%, 1/30/25 ..... 41 42
UG991620571UG, 22.97%, 1/30/25 ..... 305 306
UG991759257UG, Zero Cpn, 1/31/25 .... 124 9
UG991684639UG, 14.97%, 1/31/25 ..... 240 17
UG991832705UG, 14.97%, 1/31/25 ..... 224 16
UG991685973UG, 14.98%, 1/31/25 ..... 1,045 1,060
UG991718191UG, 14.98%, 1/31/25 ..... 332 338
UG991726744UG, 14.98%, 1/31/25 ..... 237 242
UG991831913UG, 14.98%, 1/31/25 ..... 57 58
UG991851449UG, 14.98%, 1/31/25 ..... 40 40
UG991646701UG, 15%, 1/31/25 ........ 543 555
UG991659852UG, 15%, 1/31/25 ........ 636 646
UG991692599UG, 15%, 1/31/25 ........ 183 184
UG991805365UG, 15%, 1/31/25 ........ 33 33

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991853717UG, 15%, 1/31/25 ........ $ 992 $ 1,004
UG991638888UG, 15.97%, 1/31/25 ..... 97 99
UG991649795UG, 15.97%, 1/31/25 ..... – –
UG991666372UG, 15.97%, 1/31/25 ..... 7,559 537
UG991746713UG, 15.97%, 1/31/25 ..... 167 170
UG991754483UG, 15.97%, 1/31/25 ..... 197 198
UG991757099UG, 15.97%, 1/31/25 ..... 100 102
UG991809317UG, 15.97%, 1/31/25 ..... 998 1,008
UG991815664UG, 15.97%, 1/31/25 ..... 427 433
UG991740681UG, 15.99%, 1/31/25 ..... 38 38
UG991638718UG, 16.99%, 1/31/25 ..... 235 239
UG991642283UG, 16.99%, 1/31/25 ..... 145 149
UG991662857UG, 16.99%, 1/31/25 ..... 213 214
UG991704534UG, 16.99%, 1/31/25 ..... 816 827
UG991753549UG, 16.99%, 1/31/25 ..... 205 207
UG991757606UG, 16.99%, 1/31/25 ..... 324 330
UG991762445UG, 16.99%, 1/31/25 ..... 32 32
UG991836242UG, 16.99%, 1/31/25 ..... 3,341 3,412
UG991856848UG, 16.99%, 1/31/25 ..... 142 144
UG991675482UG, 17.97%, 1/31/25 ..... 403 412
UG991636165UG, 17.99%, 1/31/25 ..... 505 35
UG991640620UG, 17.99%, 1/31/25 ..... 528 536
UG991642242UG, 17.99%, 1/31/25 ..... 137 139
UG991646047UG, 17.99%, 1/31/25 ..... 1,110 139
UG991659616UG, 17.99%, 1/31/25 ..... 21 21
UG991664214UG, 17.99%, 1/31/25 ..... 82 83
UG991682270UG, 17.99%, 1/31/25 ..... 178 179
UG991696738UG, 17.99%, 1/31/25 ..... 104 106
UG991698361UG, 17.99%, 1/31/25 ..... 108 111
UG991709244UG, 17.99%, 1/31/25 ..... 101 104
UG991712841UG, 17.99%, 1/31/25 ..... 417 426
UG991713828UG, 17.99%, 1/31/25 ..... 4,225 4,341
UG991743801UG, 17.99%, 1/31/25 ..... 591 600
UG991748611UG, 17.99%, 1/31/25 ...... 337 343
UG991754758UG, 17.99%, 1/31/25 ..... 943 958
UG991772768UG, 17.99%, 1/31/25 ..... 99 100
UG991822192UG, 17.99%, 1/31/25 ..... 670 679
UG991635799UG, 18.97%, 1/31/25 ..... 787 808
UG991646069UG, 18.97%, 1/31/25 ..... 199 202
UG991702370UG, 18.97%, 1/31/25 ..... 137 140
UG991639577UG, 19.21%, 1/31/25 ..... 211 217
UG991642378UG, 19.21%, 1/31/25 ..... 3 3
UG991684344UG, 19.21%, 1/31/25 ..... 291 295
UG991663410UG, 19.8%, 1/31/25 ...... 2,676 2,706
UG991708296UG, 19.8%, 1/31/25 ...... 260 263
UG991648537UG, 20.97%, 1/31/25 ..... 154 156
UG991653526UG, 20.97%, 1/31/25 ..... 269 275
UG991661887UG, 20.97%, 1/31/25 ..... 174 177
UG991630777UG, 21.46%, 1/31/25 ..... 357 357
UG991656715UG, 21.46%, 1/31/25 ..... 2,074 2,099
UG991693835UG, 21.46%, 1/31/25 ..... 620 627
UG991672382UG, 21.97%, 1/31/25 ..... 5,063 5,087
UG991680366UG, Zero Cpn, 2/01/25 .... 3,350 236
UG991799359UG, 14%, 2/01/25 ........ 7 6
UG991883831UG, 14%, 2/01/25 ........ 76 76
UG991745640UG, 14.97%, 2/01/25 ..... 379 386
UG991836618UG, 15%, 2/01/25 ........ 951 967
UG991666265UG, 16.99%, 2/01/25 ..... 465 471
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991668427UG, 17.97%, 2/01/25 ..... $ 93 $ 92
UG991657130UG, Zero Cpn, 2/02/25 .... 88 6
UG991657231UG, 13.97%, 2/02/25 ..... 3,989 4,066
UG991655483UG, 14%, 2/02/25 ........ 9,788 6,377
UG991693291UG, 14%, 2/02/25 ........ 158 161
UG991724492UG, 14%, 2/02/25 ........ 89 90
UG991725692UG, 14%, 2/02/25 ........ 207 210
UG991771266UG, 14%, 2/02/25 ........ 143 146
UG991834440UG, 14%, 2/02/25 ........ 223 227
UG991687949UG, 14.98%, 2/02/25 ..... 235 239
UG991658184UG, 15%, 2/02/25 ........ 3,145 3,198
UG991681442UG, 15%, 2/02/25 ........ 35 35
UG991670102UG, 15.97%, 2/02/25 ..... 400 405
UG991670480UG, 15.97%, 2/02/25 ..... 20 20
UG991760625UG, 15.97%, 2/02/25 ..... 262 267
UG991848002UG, 15.97%, 2/02/25 ..... 61 61
UG991655255UG, 15.99%, 2/02/25 ..... 4,707 4,797
UG991849575UG, 15.99%, 2/02/25 ..... 53 53
UG991650925UG, 16.99%, 2/02/25 ..... 272 273
UG991676165UG, 16.99%, 2/02/25 ..... 227 232
UG991679270UG, 16.99%, 2/02/25 ..... 265 270
UG991689542UG, 16.99%, 2/02/25 ..... 494 503
UG991781369UG, 16.99%, 2/02/25 ..... 650 662
UG991844255UG, 16.99%, 2/02/25 ..... 20 20
UG991868233UG, 16.99%, 2/02/25 ..... 2,583 2,615
UG991871017UG, 16.99%, 2/02/25 ..... 1,190 81
UG991689544UG, 17.97%, 2/02/25 ..... 113 115
UG991683457UG, 17.99%, 2/02/25 ..... – –
UG991731323UG, 17.99%, 2/02/25 ..... 279 284
UG991880297UG, 17.99%, 2/02/25 ..... 304 301
UG991703345UG, Zero Cpn, 2/03/25 .... 400 28
UG991704352UG, Zero Cpn, 2/03/25 .... 410 28
UG991712501UG, Zero Cpn, 2/03/25 .... 152 11
UG991859515UG, Zero Cpn, 2/03/25 .... 285 20
UG991885990UG, Zero Cpn, 2/03/25 .... 147 10
UG991878726UG, 14.98%, 2/03/25 ..... 427 432
UG991886549UG, 16.99%, 2/03/25 ..... 57 57
UG991907914UG, 17.99%, 2/03/25 ..... 134 135
UG991689885UG, 19.99%, 2/03/25 ..... 549 572
UG991714434UG, 19.99%, 2/03/25 ..... 341 355
UG991913936UG, 21.46%, 2/03/25 ..... 8 8
UG991914992UG, 21.97%, 2/03/25 ..... 43 43
UG991702146UG, 21.98%, 2/03/25 ..... 269 69
UG991705607UG, 23.95%, 2/03/25 ..... 1 1
UG991684537UG, 27.99%, 2/03/25 ..... 146 153
UG991744807UG, 27.99%, 2/03/25 ..... 176 184
UG991680701UG, 28.98%, 2/03/25 ..... 231 226
UG991686623UG, 28.98%, 2/03/25 ..... 2,386 2,494
UG991688155UG, 28.98%, 2/03/25 ..... 337 352
UG991694975UG, 28.98%, 2/03/25 ..... 1,846 (93)
UG991699673UG, 28.98%, 2/03/25 ..... 180 186
UG991700745UG, 28.98%, 2/03/25 ..... 3,642 3,750
UG991708472UG, 28.98%, 2/03/25 ..... 63 65
UG991713626UG, 28.98%, 2/03/25 ..... 178 186
UG991716236UG, 28.98%, 2/03/25 ..... 110 115
UG991716314UG, 28.98%, 2/03/25 ..... 133 132
UG991720594UG, 28.98%, 2/03/25 ..... 400 415
UG991743871UG, 28.98%, 2/03/25 ..... 229 231

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991777700UG, 28.98%, 2/03/25 ..... $ 752 $ 776
UG991827774UG, 28.98%, 2/03/25 ..... 46 47
UG991882827UG, 28.98%, 2/03/25 ..... 165 170
UG991910619UG, 28.98%, 2/03/25 ..... 402 415
UG991911258UG, 28.98%, 2/03/25 ...... 90 21
UG991911288UG, 28.98%, 2/03/25 ...... 63 65
UG991915303UG, 28.98%, 2/03/25 ..... 5 5
UG991916599UG, 28.98%, 2/03/25 ..... 86 88
UG991676586UG, 29.49%, 2/03/25 ..... 162 157
UG991678637UG, 29.49%, 2/03/25 ..... 159 168
UG991689327UG, 29.49%, 2/03/25 ..... 558 586
UG991722488UG, 29.49%, 2/03/25 ..... 173 181
UG991742223UG, 29.49%, 2/03/25 ..... – –
UG991747483UG, 29.49%, 2/03/25 ..... 331 333
UG991756506UG, 29.49%, 2/03/25 ..... 131 139
UG991770245UG, 29.49%, 2/03/25 ..... 388 410
UG991795655UG, 29.49%, 2/03/25 ..... 11 11
UG991803788UG, 29.49%, 2/03/25 ..... 16 1
UG991805657UG, 29.49%, 2/03/25 ..... 394 407
UG991852488UG, 29.49%, 2/03/25 ..... 138 100
UG991864584UG, 29.49%, 2/03/25 ..... 119 125
UG991883418UG, 29.49%, 2/03/25 ..... 134 30
UG991909621UG, 29.49%, 2/03/25 ..... – –
UG991912447UG, 29.49%, 2/03/25 ..... 126 126
UG991912585UG, 29.49%, 2/03/25 ..... 16 15
UG991916903UG, 29.49%, 2/03/25 ..... 186 191
UG991917239UG, 29.49%, 2/03/25 ..... 224 231
UG991917590UG, 29.49%, 2/03/25 ..... 39 39
UG991694525UG, Zero Cpn, 2/04/25 .... 800 57
UG991717885UG, Zero Cpn, 2/04/25 .... 1,111 78
UG991738402UG, Zero Cpn, 2/04/25 .... 89 6
UG991746074UG, Zero Cpn, 2/04/25 .... 1,171 82
UG991786752UG, Zero Cpn, 2/04/25 .... 114 8
UG991839430UG, Zero Cpn, 2/04/25 .... 194 14
UG991911625UG, Zero Cpn, 2/04/25 .... 1,482 102
UG991916695UG, Zero Cpn, 2/04/25 .... 98 7
UG991919104UG, Zero Cpn, 2/04/25 .... 362 26
UG991775705UG, 14.98%, 2/04/25 ..... 149 152
UG991871765UG, 14.98%, 2/04/25 ..... 232 236
UG991692937UG, 15%, 2/04/25 ........ 73 73
UG991809306UG, 15.97%, 2/04/25 ..... 231 236
UG991700340UG, 16.99%, 2/04/25 ..... 156 157
UG991741062UG, 16.99%, 2/04/25 ..... 250 252
UG991803848UG, 16.99%, 2/04/25 ..... 470 479
UG991809198UG, 16.99%, 2/04/25 ..... 432 441
UG991816473UG, 16.99%, 2/04/25 ..... 889 886
UG991834171UG, 16.99%, 2/04/25 ..... 6,698 6,830
UG991761530UG, 17.99%, 2/04/25 ..... 288 287
UG991752793UG, 18.97%, 2/04/25 ..... 302 303
UG991729245UG, 19.8%, 2/04/25 ...... 109 111
UG991685630UG, 19.99%, 2/04/25 ..... 301 308
UG991744504UG, 19.99%, 2/04/25 ..... 107 108
UG991889300UG, 19.99%, 2/04/25 ..... 119 123
UG991913677UG, 19.99%, 2/04/25 ..... 166 20
UG991915319UG, 20.46%, 2/04/25 ..... 145 146
UG991697789UG, 20.97%, 2/04/25 ..... 675 688
UG991925637UG, 21.46%, 2/04/25 ..... 20 20
UG991712275UG, 22.97%, 2/04/25 ..... 391 47
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991918054UG, 22.97%, 2/04/25 ..... $ 1,373 $ 1,382
UG991695448UG, 25.95%, 2/04/25 ..... 296 (31)
UG991724012UG, 27.99%, 2/04/25 ..... 181 188
UG991689281UG, 28.98%, 2/04/25 ..... – –
UG991696574UG, 28.98%, 2/04/25 ..... 123 128
UG991697057UG, 28.98%, 2/04/25 ..... 123 122
UG991700907UG, 28.98%, 2/04/25 ..... 174 181
UG991714817UG, 28.98%, 2/04/25 ..... 127 133
UG991714934UG, 28.98%, 2/04/25 ..... 199 199
UG991736129UG, 28.98%, 2/04/25 ..... 78 81
UG991738710UG, 28.98%, 2/04/25 ..... 204 143
UG991765630UG, 28.98%, 2/04/25 ..... 47 48
UG991786787UG, 28.98%, 2/04/25 ..... 142 147
UG991805373UG, 28.98%, 2/04/25 ..... 53 54
UG991824710UG, 28.98%, 2/04/25 ..... 620 640
UG991836806UG, 28.98%, 2/04/25 ..... 108 112
UG991867830UG, 28.98%, 2/04/25 ..... 14 14
UG991876641UG, 28.98%, 2/04/25 ..... 7 7
UG991900572UG, 28.98%, 2/04/25 ..... 91 94
UG991911859UG, 28.98%, 2/04/25 ...... 90 93
UG991926669UG, 28.98%, 2/04/25 ..... 57 58
UG991684601UG, 29.49%, 2/04/25 ..... 5 5
UG991686694UG, 29.49%, 2/04/25 ..... 188 24
UG991686783UG, 29.49%, 2/04/25 ..... 76 79
UG991687371UG, 29.49%, 2/04/25 ..... 113 114
UG991693725UG, 29.49%, 2/04/25 ..... 315 329
UG991694653UG, 29.49%, 2/04/25 ..... 484 507
UG991700247UG, 29.49%, 2/04/25 ..... 189 196
UG991700295UG, 29.49%, 2/04/25 ..... 423 27
UG991700897UG, 29.49%, 2/04/25 ..... 25 26
UG991707526UG, 29.49%, 2/04/25 ..... 224 222
UG991708603UG, 29.49%, 2/04/25 ..... 244 255
UG991713833UG, 29.49%, 2/04/25 ..... 593 612
UG991717127UG, 29.49%, 2/04/25 ..... 152 159
UG991717208UG, 29.49%, 2/04/25 ..... 214 218
UG991737055UG, 29.49%, 2/04/25 ..... 617 637
UG991758842UG, 29.49%, 2/04/25 ..... 399 412
UG991763796UG, 29.49%, 2/04/25 ..... 88 89
UG991769405UG, 29.49%, 2/04/25 ..... 8 8
UG991774935UG, 29.49%, 2/04/25 ..... 965 1,009
UG991786330UG, 29.49%, 2/04/25 ..... 872 899
UG991807327UG, 29.49%, 2/04/25 ..... 171 176
UG991808732UG, 29.49%, 2/04/25 ..... 114 83
UG991847043UG, 29.49%, 2/04/25 ..... 576 592
UG991848466UG, 29.49%, 2/04/25 ..... 62 64
UG991849560UG, 29.49%, 2/04/25 ..... 78 81
UG991867247UG, 29.49%, 2/04/25 ..... 82 81
UG991876144UG, 29.49%, 2/04/25 ..... 123 (3)
UG991878368UG, 29.49%, 2/04/25 ..... 159 162
UG991879607UG, 29.49%, 2/04/25 ..... 192 198
UG991915193UG, 29.49%, 2/04/25 ..... 84 87
UG991915888UG, 29.49%, 2/04/25 ..... 225 15
UG991916727UG, 29.49%, 2/04/25 ..... 42 42
UG991917180UG, 29.49%, 2/04/25 ..... 169 175
UG991918511UG, 29.49%, 2/04/25 ...... 1,715 1,764
UG991923655UG, 29.49%, 2/04/25 ..... 11 6
UG991692669UG, Zero Cpn, 2/05/25 .... 589 41
UG991696109UG, Zero Cpn, 2/05/25 .... 52 4

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991717423UG, Zero Cpn, 2/05/25 .... $ 56 $ 4
UG991741813UG, Zero Cpn, 2/05/25 .... 101 7
UG991775351UG, Zero Cpn, 2/05/25 .... 841 58
UG991783476UG, Zero Cpn, 2/05/25 .... 1,273 89
UG991805106UG, Zero Cpn, 2/05/25 .... 411 28
UG991834388UG, Zero Cpn, 2/05/25 .... 242 17
UG991834538UG, Zero Cpn, 2/05/25 .... 268 19
UG991853573UG, Zero Cpn, 2/05/25 .... 823 57
UG991872851UG, Zero Cpn, 2/05/25 .... 338 24
UG991887195UG, Zero Cpn, 2/05/25 .... 94 7
UG991908584UG, Zero Cpn, 2/05/25 .... 105 7
UG991720650UG, 18.97%, 2/05/25 ..... 1,531 1,555
UG991861184UG, 19.21%, 2/05/25 ...... 162 165
UG991682958UG, 19.99%, 2/05/25 ..... 577 578
UG991693229UG, 19.99%, 2/05/25 ..... 86 (1)
UG991693967UG, 19.99%, 2/05/25 ..... 195 203
UG991693994UG, 19.99%, 2/05/25 ..... 115 (1)
UG991709370UG, 19.99%, 2/05/25 ..... 50 20
UG991710161UG, 19.99%, 2/05/25 ..... 69 71
UG991719379UG, 19.99%, 2/05/25 ..... 196 200
UG991725525UG, 19.99%, 2/05/25 ..... 222 226
UG991726938UG, 19.99%, 2/05/25 ..... 98 102
UG991735635UG, 19.99%, 2/05/25 ..... 98 102
UG991739604UG, 19.99%, 2/05/25 ..... 1,116 1,165
UG991754294UG, 19.99%, 2/05/25 ..... 690 713
UG991817784UG, 19.99%, 2/05/25 ..... 130 134
UG991831360UG, 19.99%, 2/05/25 ..... 653 683
UG991832671UG, 19.99%, 2/05/25 ..... 168 170
UG991895791UG, 19.99%, 2/05/25 ..... 42 43
UG991915152UG, 19.99%, 2/05/25 ..... 230 231
UG991915773UG, 19.99%, 2/05/25 ..... 12 12
UG991918916UG, 19.99%, 2/05/25 ..... 29 12
UG991713079UG, 20.46%, 2/05/25 ..... 431 438
UG991841527UG, 20.46%, 2/05/25 ..... 428 428
UG991707903UG, 20.97%, 2/05/25 ..... 107 109
UG991715134UG, 20.97%, 2/05/25 ..... 223 227
UG991715412UG, 20.97%, 2/05/25 ..... 230 234
UG991832676UG, 20.97%, 2/05/25 ..... 8,551 8,707
UG991835755UG, 20.97%, 2/05/25 ..... 378 381
UG991834692UG, 21.46%, 2/05/25 ..... 825 837
UG991840414UG, 21.46%, 2/05/25 ..... 335 332
UG991869250UG, 21.46%, 2/05/25 ..... 1,341 1,347
UG991910043UG, 21.46%, 2/05/25 ..... 1,216 1,222
UG991911356UG, 21.98%, 2/05/25 ...... 154 155
UG991708641UG, 22.97%, 2/05/25 ..... 64 64
UG991743501UG, 22.97%, 2/05/25 ..... 451 459
UG991783388UG, 22.97%, 2/05/25 ..... 366 80
UG991794589UG, 22.97%, 2/05/25 ..... 141 9
UG991924883UG, 23.95%, 2/05/25 ..... 63 17
UG991703789UG, 24.95%, 2/05/25 ..... 162 163
UG991707914UG, 25.95%, 2/05/25 ..... 30 30
UG991743591UG, 25.95%, 2/05/25 ..... 78 78
UG991755942UG, 26.94%, 2/05/25 ..... 739 501
UG991737282UG, 27.95%, 2/05/25 ..... 103 108
UG991696029UG, 27.99%, 2/05/25 ..... 234 170
UG991705622UG, 27.99%, 2/05/25 ..... 199 207
UG991717022UG, 27.99%, 2/05/25 ..... 196 204
UG991747914UG, 27.99%, 2/05/25 ..... 2,288 2,392
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991936016UG, 27.99%, 2/05/25 ..... $ 1 $ –
UG991675164UG, 28.98%, 2/05/25 ..... 1,359 173
UG991677817UG, 28.98%, 2/05/25 ..... 848 856
UG991680083UG, 28.98%, 2/05/25 ..... 42 42
UG991683489UG, 28.98%, 2/05/25 ..... 2,115 493
UG991700269UG, 28.98%, 2/05/25 ..... 142 148
UG991702789UG, 28.98%, 2/05/25 ..... 463 466
UG991704666UG, 28.98%, 2/05/25 ..... 334 349
UG991705698UG, 28.98%, 2/05/25 ..... 63 65
UG991705736UG, 28.98%, 2/05/25 ..... 121 125
UG991706202UG, 28.98%, 2/05/25 ..... 318 333
UG991706300UG, 28.98%, 2/05/25 ..... 232 238
UG991706343UG, 28.98%, 2/05/25 ..... 73 74
UG991708055UG, 28.98%, 2/05/25 ..... 182 131
UG991708239UG, 28.98%, 2/05/25 ..... 159 166
UG991708354UG, 28.98%, 2/05/25 ..... 127 128
UG991709411UG, 28.98%, 2/05/25 ...... 132 133
UG991710032UG, 28.98%, 2/05/25 ..... 27 27
UG991712219UG, 28.98%, 2/05/25 ..... 826 849
UG991712458UG, 28.98%, 2/05/25 ..... 76 77
UG991714493UG, 28.98%, 2/05/25 ..... 112 117
UG991715735UG, 28.98%, 2/05/25 ..... 79 19
UG991716179UG, 28.98%, 2/05/25 ..... 185 42
UG991718944UG, 28.98%, 2/05/25 ..... 708 740
UG991721024UG, 28.98%, 2/05/25 ..... 636 665
UG991724571UG, 28.98%, 2/05/25 ..... 157 164
UG991724730UG, 28.98%, 2/05/25 ..... 682 713
UG991726806UG, 28.98%, 2/05/25 ..... 121 127
UG991728132UG, 28.98%, 2/05/25 ..... 720 734
UG991729522UG, 28.98%, 2/05/25 ..... 35 36
UG991730611UG, 28.98%, 2/05/25 ...... 713 745
UG991732989UG, 28.98%, 2/05/25 ..... 288 301
UG991734130UG, 28.98%, 2/05/25 ..... 53 55
UG991734853UG, 28.98%, 2/05/25 ..... 103 108
UG991735560UG, 28.98%, 2/05/25 ..... 72 74
UG991736771UG, 28.98%, 2/05/25 ..... 193 200
UG991737214UG, 28.98%, 2/05/25 ..... 164 171
UG991739073UG, 28.98%, 2/05/25 ..... 193 196
UG991739154UG, 28.98%, 2/05/25 ..... 2,363 2,471
UG991739980UG, 28.98%, 2/05/25 ..... 286 299
UG991742979UG, 28.98%, 2/05/25 ..... 82 86
UG991743526UG, 28.98%, 2/05/25 ..... 70 70
UG991744726UG, 28.98%, 2/05/25 ..... 74 74
UG991745601UG, 28.98%, 2/05/25 ..... 269 280
UG991746873UG, 28.98%, 2/05/25 ..... 163 169
UG991747299UG, 28.98%, 2/05/25 ..... 74 76
UG991753087UG, 28.98%, 2/05/25 ..... 19 19
UG991755981UG, 28.98%, 2/05/25 ..... 229 240
UG991759687UG, 28.98%, 2/05/25 ..... 245 256
UG991761917UG, 28.98%, 2/05/25 ..... 162 169
UG991762144UG, 28.98%, 2/05/25 ..... 148 152
UG991762262UG, 28.98%, 2/05/25 ..... 120 121
UG991764086UG, 28.98%, 2/05/25 ..... 62 64
UG991769018UG, 28.98%, 2/05/25 ..... 270 282
UG991772451UG, 28.98%, 2/05/25 ..... 856 894
UG991776821UG, 28.98%, 2/05/25 ..... 93 97
UG991776933UG, 28.98%, 2/05/25 ..... 257 266
UG991783771UG, 28.98%, 2/05/25 ..... 1,010 1,044

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991784786UG, 28.98%, 2/05/25 ..... $ 37 $ 37
UG991788735UG, 28.98%, 2/05/25 ..... 431 (19)
UG991789109UG, 28.98%, 2/05/25 ..... 255 257
UG991790367UG, 28.98%, 2/05/25 ..... 1,098 1,134
UG991796763UG, 28.98%, 2/05/25 ..... 45 44
UG991805668UG, 28.98%, 2/05/25 ..... 98 101
UG991807068UG, 28.98%, 2/05/25 ..... 327 75
UG991808450UG, 28.98%, 2/05/25 ..... 121 126
UG991811477UG, 28.98%, 2/05/25 ...... 712 744
UG991813874UG, 28.98%, 2/05/25 ..... 120 125
UG991819745UG, 28.98%, 2/05/25 ..... 51 53
UG991819751UG, 28.98%, 2/05/25 ..... 570 588
UG991820191UG, 28.98%, 2/05/25 ..... 71 74
UG991829108UG, 28.98%, 2/05/25 ..... 601 626
UG991833444UG, 28.98%, 2/05/25 ..... 248 257
UG991836188UG, 28.98%, 2/05/25 ..... 161 165
UG991836325UG, 28.98%, 2/05/25 ..... 137 137
UG991842297UG, 28.98%, 2/05/25 ..... 92 96
UG991842364UG, 28.98%, 2/05/25 ..... 1,072 1,110
UG991844958UG, 28.98%, 2/05/25 ..... 889 (83)
UG991853603UG, 28.98%, 2/05/25 ..... 310 322
UG991855938UG, 28.98%, 2/05/25 ..... 250 261
UG991857568UG, 28.98%, 2/05/25 ..... 386 403
UG991857619UG, 28.98%, 2/05/25 ..... 165 170
UG991863657UG, 28.98%, 2/05/25 ..... 106 111
UG991868870UG, 28.98%, 2/05/25 ..... 20 20
UG991884917UG, 28.98%, 2/05/25 ..... 398 410
UG991886335UG, 28.98%, 2/05/25 ..... 281 290
UG991893126UG, 28.98%, 2/05/25 ..... 13 13
UG991894894UG, 28.98%, 2/05/25 ..... 1,271 1,312
UG991897007UG, 28.98%, 2/05/25 ..... 110 25
UG991900228UG, 28.98%, 2/05/25 ..... 10 10
UG991901365UG, 28.98%, 2/05/25 ..... 694 715
UG991903733UG, 28.98%, 2/05/25 ..... 15 15
UG991911562UG, 28.98%, 2/05/25 ...... 273 278
UG991914304UG, 28.98%, 2/05/25 ..... 113 116
UG991916809UG, 28.98%, 2/05/25 ..... 52 53
UG991921265UG, 28.98%, 2/05/25 ..... 93 96
UG991922743UG, 28.98%, 2/05/25 ..... 72 75
UG991937493UG, 28.98%, 2/05/25 ..... 630 650
UG991938119UG, 28.98%, 2/05/25 ...... 1,245 1,283
UG991681542UG, 29.45%, 2/05/25 ..... 75 66
UG991857451UG, 29.45%, 2/05/25 ..... 24 21
UG991680433UG, 29.49%, 2/05/25 ..... 173 176
UG991693084UG, 29.49%, 2/05/25 ..... 90 95
UG991694154UG, 29.49%, 2/05/25 ..... 845 826
UG991695320UG, 29.49%, 2/05/25 ..... 97 101
UG991695684UG, 29.49%, 2/05/25 ..... 214 217
UG991697402UG, 29.49%, 2/05/25 ..... 197 207
UG991700073UG, 29.49%, 2/05/25 ..... 203 47
UG991700153UG, 29.49%, 2/05/25 ..... 306 315
UG991700758UG, 29.49%, 2/05/25 ..... 351 364
UG991702103UG, 29.49%, 2/05/25 ..... 197 26
UG991702149UG, 29.49%, 2/05/25 ..... 256 265
UG991703611UG, 29.49%, 2/05/25 ...... 89 92
UG991704269UG, 29.49%, 2/05/25 ..... 89 90
UG991704974UG, 29.49%, 2/05/25 ..... 148 10
UG991705084UG, 29.49%, 2/05/25 ..... 60 62
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991708918UG, 29.49%, 2/05/25 ..... $ 433 $ 437
UG991709219UG, 29.49%, 2/05/25 ..... 67 70
UG991709454UG, 29.49%, 2/05/25 ..... 168 173
UG991710089UG, 29.49%, 2/05/25 ..... 203 209
UG991710338UG, 29.49%, 2/05/25 ..... 43 43
UG991710782UG, 29.49%, 2/05/25 ..... 908 945
UG991711446UG, 29.49%, 2/05/25 ...... 34 35
UG991713293UG, 29.49%, 2/05/25 ..... 115 121
UG991713639UG, 29.49%, 2/05/25 ..... 201 205
UG991713769UG, 29.49%, 2/05/25 ..... 8 8
UG991714180UG, 29.49%, 2/05/25 ..... 260 272
UG991714380UG, 29.49%, 2/05/25 ..... 1,187 829
UG991714508UG, 29.49%, 2/05/25 ..... 6 6
UG991714617UG, 29.49%, 2/05/25 ..... 112 (5)
UG991715331UG, 29.49%, 2/05/25 ..... 230 158
UG991715444UG, 29.49%, 2/05/25 ..... 857 880
UG991715800UG, 29.49%, 2/05/25 ..... 32 32
UG991716657UG, 29.49%, 2/05/25 ..... 29 29
UG991718850UG, 29.49%, 2/05/25 ..... 578 585
UG991719235UG, 29.49%, 2/05/25 ..... 255 250
UG991719551UG, 29.49%, 2/05/25 ..... 236 15
UG991722607UG, 29.49%, 2/05/25 ..... 33 2
UG991722812UG, 29.49%, 2/05/25 ..... 208 218
UG991723913UG, 29.49%, 2/05/25 ..... 53 54
UG991725800UG, 29.49%, 2/05/25 ..... 220 229
UG991727032UG, 29.49%, 2/05/25 ..... 139 146
UG991727290UG, 29.49%, 2/05/25 ..... 7 7
UG991728298UG, 29.49%, 2/05/25 ..... 86 91
UG991728509UG, 29.49%, 2/05/25 ..... 64 67
UG991731697UG, 29.49%, 2/05/25 ..... 206 214
UG991732282UG, 29.49%, 2/05/25 ..... 124 129
UG991732719UG, 29.49%, 2/05/25 ..... 223 232
UG991733824UG, 29.49%, 2/05/25 ..... 1,400 1,467
UG991734685UG, 29.49%, 2/05/25 ..... 33 33
UG991737308UG, 29.49%, 2/05/25 ..... 375 388
UG991741465UG, 29.49%, 2/05/25 ..... 98 99
UG991744524UG, 29.49%, 2/05/25 ..... 193 (8)
UG991745068UG, 29.49%, 2/05/25 ..... 5,041 5,276
UG991745294UG, 29.49%, 2/05/25 ..... 124 131
UG991745434UG, 29.49%, 2/05/25 ..... 36 36
UG991745495UG, 29.49%, 2/05/25 ..... 58 59
UG991745604UG, 29.49%, 2/05/25 ..... 68 4
UG991746165UG, 29.49%, 2/05/25 ..... 210 220
UG991747447UG, 29.49%, 2/05/25 ..... 551 577
UG991747772UG, 29.49%, 2/05/25 ..... – –
UG991748176UG, 29.49%, 2/05/25 ..... 94 97
UG991748448UG, 29.49%, 2/05/25 ..... 1,007 1,041
UG991750763UG, 29.49%, 2/05/25 ..... 93 93
UG991751122UG, 29.49%, 2/05/25 ...... 263 274
UG991751856UG, 29.49%, 2/05/25 ..... 39 39
UG991752282UG, 29.49%, 2/05/25 ..... 299 295
UG991752383UG, 29.49%, 2/05/25 ..... 142 149
UG991753004UG, 29.49%, 2/05/25 ..... 285 (11)
UG991754108UG, 29.49%, 2/05/25 ..... 121 128
UG991755735UG, 29.49%, 2/05/25 ..... 567 37
UG991756132UG, 29.49%, 2/05/25 ..... 148 19
UG991756904UG, 29.49%, 2/05/25 ..... 27 27
UG991757074UG, 29.49%, 2/05/25 ..... 119 84

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991757533UG, 29.49%, 2/05/25 ..... $ 113 $ 116
UG991761533UG, 29.49%, 2/05/25 ..... 299 301
UG991767013UG, 29.49%, 2/05/25 ..... 129 135
UG991768291UG, 29.49%, 2/05/25 ..... 100 105
UG991770008UG, 29.49%, 2/05/25 ..... 102 102
UG991770185UG, 29.49%, 2/05/25 ..... 93 25
UG991770513UG, 29.49%, 2/05/25 ..... 85 90
UG991770583UG, 29.49%, 2/05/25 ..... 483 118
UG991777615UG, 29.49%, 2/05/25 ..... – –
UG991779678UG, 29.49%, 2/05/25 ..... 134 140
UG991781231UG, 29.49%, 2/05/25 ..... 11 11
UG991781254UG, 29.49%, 2/05/25 ..... 64 5
UG991781338UG, 29.49%, 2/05/25 ..... 856 200
UG991781343UG, 29.49%, 2/05/25 ..... 22 23
UG991783713UG, 29.49%, 2/05/25 ..... 394 281
UG991788833UG, 29.49%, 2/05/25 ..... 203 206
UG991790182UG, 29.49%, 2/05/25 ..... 104 109
UG991792046UG, 29.49%, 2/05/25 ..... 66 68
UG991792427UG, 29.49%, 2/05/25 ..... 214 224
UG991795791UG, 29.49%, 2/05/25 ..... 53 4
UG991796894UG, 29.49%, 2/05/25 ..... 608 634
UG991811197UG, 29.49%, 2/05/25 ...... 232 240
UG991811424UG, 29.49%, 2/05/25 ...... 686 712
UG991812577UG, 29.49%, 2/05/25 ..... 140 10
UG991812942UG, 29.49%, 2/05/25 ..... 29 30
UG991814320UG, 29.49%, 2/05/25 ..... 380 83
UG991814933UG, 29.49%, 2/05/25 ..... 170 177
UG991815312UG, 29.49%, 2/05/25 ..... 242 253
UG991819334UG, 29.49%, 2/05/25 ..... 462 100
UG991819739UG, 29.49%, 2/05/25 ..... 873 914
UG991819909UG, 29.49%, 2/05/25 ..... 34 34
UG991820737UG, 29.49%, 2/05/25 ..... 182 189
UG991820976UG, 29.49%, 2/05/25 ..... 453 335
UG991822456UG, 29.49%, 2/05/25 ..... 105 73
UG991823481UG, 29.49%, 2/05/25 ..... 165 11
UG991831731UG, 29.49%, 2/05/25 ..... 79 80
UG991839936UG, 29.49%, 2/05/25 ..... 50 49
UG991841623UG, 29.49%, 2/05/25 ..... 676 705
UG991842723UG, 29.49%, 2/05/25 ..... 125 131
UG991844850UG, 29.49%, 2/05/25 ..... 106 111
UG991847860UG, 29.49%, 2/05/25 ..... 150 35
UG991850751UG, 29.49%, 2/05/25 ..... 202 212
UG991853314UG, 29.49%, 2/05/25 ..... 120 125
UG991857355UG, 29.49%, 2/05/25 ..... 99 103
UG991857915UG, 29.49%, 2/05/25 ..... 406 98
UG991862214UG, 29.49%, 2/05/25 ..... 34 34
UG991872236UG, 29.49%, 2/05/25 ..... 228 14
UG991875302UG, 29.49%, 2/05/25 ..... 110 25
UG991884966UG, 29.49%, 2/05/25 ..... 232 55
UG991891596UG, 29.49%, 2/05/25 ..... 27 28
UG991896775UG, 29.49%, 2/05/25 ..... 21 21
UG991900261UG, 29.49%, 2/05/25 ..... 170 22
UG991902380UG, 29.49%, 2/05/25 ..... 15 15
UG991902591UG, 29.49%, 2/05/25 ..... 252 258
UG991908115UG, 29.49%, 2/05/25 ...... 57 59
UG991908155UG, 29.49%, 2/05/25 ..... 272 280
UG991908665UG, 29.49%, 2/05/25 ..... 256 60
UG991917746UG, 29.49%, 2/05/25 ..... 128 131
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991919187UG, 29.49%, 2/05/25 ..... $ 184 $ 188
UG991920123UG, 29.49%, 2/05/25 ..... 8 8
UG991921228UG, 29.49%, 2/05/25 ..... 57 59
UG991925238UG, 29.49%, 2/05/25 ..... – –
UG991934337UG, 29.49%, 2/05/25 ..... 43 44
UG991937053UG, 29.49%, 2/05/25 ..... 318 331
UG991938113UG, 29.49%, 2/05/25 ...... 340 350
UG991704096UG, Zero Cpn, 2/06/25 .... 254 17
UG991716238UG, Zero Cpn, 2/06/25 .... 211 15
UG991720359UG, Zero Cpn, 2/06/25 .... 118 8
UG991721249UG, Zero Cpn, 2/06/25 .... 209 15
UG991723663UG, Zero Cpn, 2/06/25 .... 965 68
UG991742896UG, Zero Cpn, 2/06/25 .... 446 31
UG991744630UG, Zero Cpn, 2/06/25 .... 68 5
UG991752731UG, Zero Cpn, 2/06/25 .... 102 7
UG991765700UG, Zero Cpn, 2/06/25 .... 143 10
UG991774875UG, Zero Cpn, 2/06/25 .... 78 5
UG991779405UG, Zero Cpn, 2/06/25 .... 121 8
UG991801191UG, Zero Cpn, 2/06/25 .... 1,162 81
UG991810503UG, Zero Cpn, 2/06/25 .... 1,275 89
UG991850883UG, Zero Cpn, 2/06/25 .... 411 28
UG991854897UG, Zero Cpn, 2/06/25 .... 628 43
UG991922466UG, Zero Cpn, 2/06/25 .... 81 6
UG991945741UG, 15.97%, 2/06/25 ..... 389 394
UG991941061UG, 17.99%, 2/06/25 ..... 333 338
UG991700171UG, 18.97%, 2/06/25 ..... 489 498
UG991873192UG, 18.97%, 2/06/25 ..... 109 111
UG991699734UG, 19.21%, 2/06/25 ..... 242 247
UG991716319UG, 19.21%, 2/06/25 ..... 467 476
UG991786750UG, 19.21%, 2/06/25 ..... 178 181
UG991883800UG, 19.21%, 2/06/25 ..... 977 988
UG991701533UG, 19.8%, 2/06/25 ...... 272 277
UG991710752UG, 19.8%, 2/06/25 ...... 369 376
UG991724990UG, 19.8%, 2/06/25 ...... 122 122
UG991725148UG, 19.8%, 2/06/25 ...... 60 61
UG991689655UG, 19.99%, 2/06/25 ..... 139 139
UG991698898UG, 19.99%, 2/06/25 ..... 1,314 293
UG991701760UG, 19.99%, 2/06/25 ..... 49 51
UG991725688UG, 19.99%, 2/06/25 ..... 25 25
UG991748014UG, 19.99%, 2/06/25 ..... 30 30
UG991752021UG, 19.99%, 2/06/25 ..... 294 307
UG991755348UG, 19.99%, 2/06/25 ..... 102 106
UG991767533UG, 19.99%, 2/06/25 ..... 79 82
UG991802156UG, 19.99%, 2/06/25 ..... 681 712
UG991853035UG, 19.99%, 2/06/25 ..... 377 (2)
UG991919722UG, 19.99%, 2/06/25 ..... 21 21
UG991714002UG, 20.46%, 2/06/25 ..... 712 725
UG991754233UG, 20.46%, 2/06/25 ..... 168 170
UG991801256UG, 20.46%, 2/06/25 ..... 409 417
UG991829259UG, 20.46%, 2/06/25 ..... 176 180
UG991863415UG, 20.46%, 2/06/25 ..... 749 763
UG991718934UG, 20.97%, 2/06/25 ..... 198 199
UG991699332UG, 21.46%, 2/06/25 ..... 816 825
UG991714495UG, 21.46%, 2/06/25 ..... 119 7
UG991751167UG, 21.46%, 2/06/25 ...... 9 9
UG991907895UG, 21.97%, 2/06/25 ..... 4,796 4,818
UG991726288UG, 21.98%, 2/06/25 ..... 176 179
UG991741410UG, 21.98%, 2/06/25 ..... 278 281

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991792953UG, 21.98%, 2/06/25 ..... $ 3,455 $ 3,505
UG991807809UG, 21.98%, 2/06/25 ..... 2,132 2,144
UG991845918UG, 21.98%, 2/06/25 ..... 277 278
UG991869067UG, 21.98%, 2/06/25 ..... 700 712
UG991922957UG, 21.98%, 2/06/25 ..... 192 188
UG991713412UG, 22.97%, 2/06/25 ..... 42 3
UG991730286UG, 22.97%, 2/06/25 ..... 3,478 3,527
UG991768595UG, 22.97%, 2/06/25 ..... 57 58
UG991871370UG, 22.97%, 2/06/25 ..... 5,687 5,786
UG991927310UG, 22.97%, 2/06/25 ..... 62 48
UG991740335UG, 23.95%, 2/06/25 ..... 1,032 (23)
UG991769602UG, 23.95%, 2/06/25 ..... 985 972
UG991793223UG, 23.95%, 2/06/25 ..... 558 564
UG991936216UG, 23.95%, 2/06/25 ..... 36 36
UG991892879UG, 25.94%, 2/06/25 ..... 41 3
UG991733615UG, 27.95%, 2/06/25 ..... 1,016 1,045
UG991759445UG, 27.99%, 2/06/25 ..... 235 245
UG991851167UG, 27.99%, 2/06/25 ...... 56 58
UG991691439UG, 28.98%, 2/06/25 ..... 875 891
UG991691947UG, 28.98%, 2/06/25 ..... 1,798 114
UG991699864UG, 28.98%, 2/06/25 ..... 1,836 1,919
UG991700105UG, 28.98%, 2/06/25 ..... 98 103
UG991700313UG, 28.98%, 2/06/25 ..... 92 94
UG991701200UG, 28.98%, 2/06/25 ..... 91 95
UG991701698UG, 28.98%, 2/06/25 ..... 172 176
UG991702178UG, 28.98%, 2/06/25 ..... 96 101
UG991703127UG, 28.98%, 2/06/25 ..... 430 445
UG991703634UG, 28.98%, 2/06/25 ..... 255 264
UG991706049UG, 28.98%, 2/06/25 ..... 130 132
UG991706891UG, 28.98%, 2/06/25 ..... 82 86
UG991707490UG, 28.98%, 2/06/25 ..... 102 103
UG991708571UG, 28.98%, 2/06/25 ..... 229 239
UG991709010UG, 28.98%, 2/06/25 ..... 526 34
UG991709238UG, 28.98%, 2/06/25 ..... 159 167
UG991710098UG, 28.98%, 2/06/25 ..... 111 114
UG991711651UG, 28.98%, 2/06/25 ...... 117 123
UG991711745UG, 28.98%, 2/06/25 ...... 151 158
UG991712375UG, 28.98%, 2/06/25 ..... 28 28
UG991712875UG, 28.98%, 2/06/25 ..... 72 75
UG991716198UG, 28.98%, 2/06/25 ..... 10 10
UG991717052UG, 28.98%, 2/06/25 ..... 435 453
UG991718507UG, 28.98%, 2/06/25 ..... 207 216
UG991718999UG, 28.98%, 2/06/25 ..... 134 134
UG991724096UG, 28.98%, 2/06/25 ..... 170 178
UG991725784UG, 28.98%, 2/06/25 ..... 151 158
UG991725860UG, 28.98%, 2/06/25 ..... 80 83
UG991726688UG, 28.98%, 2/06/25 ..... 98 69
UG991728916UG, 28.98%, 2/06/25 ..... 142 144
UG991729192UG, 28.98%, 2/06/25 ..... 592 619
UG991729721UG, 28.98%, 2/06/25 ..... 334 344
UG991731064UG, 28.98%, 2/06/25 ..... 32 32
UG991731987UG, 28.98%, 2/06/25 ..... 285 290
UG991732224UG, 28.98%, 2/06/25 ..... 234 234
UG991733686UG, 28.98%, 2/06/25 ..... 169 175
UG991734751UG, 28.98%, 2/06/25 ..... 850 873
UG991734815UG, 28.98%, 2/06/25 ..... 211 220
UG991737546UG, 28.98%, 2/06/25 ..... 405 419
UG991739880UG, 28.98%, 2/06/25 ..... 131 130
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991743323UG, 28.98%, 2/06/25 ..... $ 123 $ 129
UG991746697UG, 28.98%, 2/06/25 ..... 976 1,020
UG991748713UG, 28.98%, 2/06/25 ..... 596 598
UG991749171UG, 28.98%, 2/06/25 ..... 1,083 1,119
UG991751750UG, 28.98%, 2/06/25 ..... 196 200
UG991752424UG, 28.98%, 2/06/25 ..... 119 124
UG991753935UG, 28.98%, 2/06/25 ..... 516 535
UG991756671UG, 28.98%, 2/06/25 ..... 1,476 317
UG991756884UG, 28.98%, 2/06/25 ..... 252 263
UG991757545UG, 28.98%, 2/06/25 ..... 191 128
UG991758045UG, 28.98%, 2/06/25 ..... 593 620
UG991762162UG, 28.98%, 2/06/25 ..... 233 242
UG991766105UG, 28.98%, 2/06/25 ..... 399 417
UG991766305UG, 28.98%, 2/06/25 ..... 386 404
UG991766721UG, 28.98%, 2/06/25 ..... 948 991
UG991770800UG, 28.98%, 2/06/25 ..... 115 120
UG991773209UG, 28.98%, 2/06/25 ..... 213 223
UG991773450UG, 28.98%, 2/06/25 ..... 173 173
UG991776146UG, 28.98%, 2/06/25 ..... 195 204
UG991777528UG, 28.98%, 2/06/25 ..... 1,050 735
UG991787293UG, 28.98%, 2/06/25 ..... 113 116
UG991790950UG, 28.98%, 2/06/25 ..... 790 211
UG991794977UG, 28.98%, 2/06/25 ..... 79 82
UG991813823UG, 28.98%, 2/06/25 ..... 145 151
UG991815125UG, 28.98%, 2/06/25 ..... 442 441
UG991815323UG, 28.98%, 2/06/25 ..... 88 92
UG991817047UG, 28.98%, 2/06/25 ..... 652 681
UG991817713UG, 28.98%, 2/06/25 ..... 746 96
UG991820156UG, 28.98%, 2/06/25 ..... 752 172
UG991823294UG, 28.98%, 2/06/25 ..... 221 227
UG991823324UG, 28.98%, 2/06/25 ..... 1,306 1,334
UG991826493UG, 28.98%, 2/06/25 ..... 94 97
UG991832318UG, 28.98%, 2/06/25 ..... 86 89
UG991832752UG, 28.98%, 2/06/25 ..... 533 557
UG991834196UG, 28.98%, 2/06/25 ..... 144 149
UG991836050UG, 28.98%, 2/06/25 ..... 213 223
UG991836125UG, 28.98%, 2/06/25 ..... 678 708
UG991837625UG, 28.98%, 2/06/25 ..... 125 126
UG991842664UG, 28.98%, 2/06/25 ..... 139 145
UG991852569UG, 28.98%, 2/06/25 ..... 62 64
UG991855239UG, 28.98%, 2/06/25 ..... 591 604
UG991861556UG, 28.98%, 2/06/25 ..... 151 156
UG991862866UG, 28.98%, 2/06/25 ..... 2,810 2,901
UG991863321UG, 28.98%, 2/06/25 ..... 213 222
UG991867036UG, 28.98%, 2/06/25 ..... 33 34
UG991868227UG, 28.98%, 2/06/25 ..... 609 636
UG991868577UG, 28.98%, 2/06/25 ..... 197 206
UG991871855UG, 28.98%, 2/06/25 ..... 98 102
UG991878519UG, 28.98%, 2/06/25 ..... 47 48
UG991896380UG, 28.98%, 2/06/25 ..... 5,295 5,439
UG991908332UG, 28.98%, 2/06/25 ..... 15 15
UG991912584UG, 28.98%, 2/06/25 ..... 363 83
UG991917174UG, 28.98%, 2/06/25 ..... 182 41
UG991917185UG, 28.98%, 2/06/25 ..... 162 166
UG991926157UG, 28.98%, 2/06/25 ..... 203 25
UG991930551UG, 28.98%, 2/06/25 ..... 315 325
UG991934063UG, 28.98%, 2/06/25 ..... 69 72
UG991704035UG, 29.45%, 2/06/25 ..... 240 249

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991848757UG, 29.45%, 2/06/25 ..... $ 2,400 $ 2,480
UG991712510UG, 29.47%, 2/06/25 ..... 254 266
UG991830702UG, 29.48%, 2/06/25 ..... 138 18
UG991690486UG, 29.49%, 2/06/25 ..... 822 836
UG991690939UG, 29.49%, 2/06/25 ..... 1,080 1,132
UG991700095UG, 29.49%, 2/06/25 ..... 173 177
UG991700980UG, 29.49%, 2/06/25 ..... 424 436
UG991701070UG, 29.49%, 2/06/25 ..... 89 6
UG991701366UG, 29.49%, 2/06/25 ..... 553 579
UG991702235UG, 29.49%, 2/06/25 ..... 22 22
UG991704419UG, 29.49%, 2/06/25 ..... 243 255
UG991704708UG, 29.49%, 2/06/25 ..... 252 263
UG991705352UG, 29.49%, 2/06/25 ..... 112 26
UG991706683UG, 29.49%, 2/06/25 ..... 72 73
UG991707381UG, 29.49%, 2/06/25 ..... 209 213
UG991707856UG, 29.49%, 2/06/25 ..... 150 151
UG991708109UG, 29.49%, 2/06/25 ..... 151 158
UG991708283UG, 29.49%, 2/06/25 ..... 80 84
UG991708927UG, 29.49%, 2/06/25 ..... 127 130
UG991709403UG, 29.49%, 2/06/25 ..... 250 (11)
UG991709656UG, 29.49%, 2/06/25 ..... 463 477
UG991712333UG, 29.49%, 2/06/25 ..... 121 118
UG991712745UG, 29.49%, 2/06/25 ..... 111 116
UG991713273UG, 29.49%, 2/06/25 ..... 26 26
UG991715228UG, 29.49%, 2/06/25 ..... 224 157
UG991715596UG, 29.49%, 2/06/25 ..... 1,115 1,147
UG991717099UG, 29.49%, 2/06/25 ..... 50 51
UG991717494UG, 29.49%, 2/06/25 ..... 31 31
UG991718002UG, 29.49%, 2/06/25 ..... 144 151
UG991719419UG, 29.49%, 2/06/25 ..... 288 301
UG991721139UG, 29.49%, 2/06/25 ...... 215 225
UG991721483UG, 29.49%, 2/06/25 ..... 60 62
UG991725507UG, 29.49%, 2/06/25 ..... 277 290
UG991725736UG, 29.49%, 2/06/25 ..... 78 82
UG991728380UG, 29.49%, 2/06/25 ..... 198 207
UG991728473UG, 29.49%, 2/06/25 ..... 1,289 1,333
UG991729831UG, 29.49%, 2/06/25 ..... 204 209
UG991730113UG, 29.49%, 2/06/25 ...... 210 220
UG991730563UG, 29.49%, 2/06/25 ..... 418 433
UG991734435UG, 29.49%, 2/06/25 ..... 117 123
UG991735284UG, 29.49%, 2/06/25 ..... 165 172
UG991737002UG, 29.49%, 2/06/25 ..... 71 18
UG991737780UG, 29.49%, 2/06/25 ..... 15 15
UG991738035UG, 29.49%, 2/06/25 ..... 89 93
UG991738990UG, 29.49%, 2/06/25 ..... 634 630
UG991743460UG, 29.49%, 2/06/25 ..... 8 8
UG991746112UG, 29.49%, 2/06/25 ...... 515 539
UG991746952UG, 29.49%, 2/06/25 ..... 291 304
UG991747607UG, 29.49%, 2/06/25 ..... 147 155
UG991749942UG, 29.49%, 2/06/25 ..... 358 376
UG991753304UG, 29.49%, 2/06/25 ..... 70 70
UG991754744UG, 29.49%, 2/06/25 ..... 242 249
UG991755326UG, 29.49%, 2/06/25 ..... 50 15
UG991755928UG, 29.49%, 2/06/25 ..... 217 50
UG991757142UG, 29.49%, 2/06/25 ..... 90 90
UG991757332UG, 29.49%, 2/06/25 ..... 68 68
UG991759741UG, 29.49%, 2/06/25 ..... 282 296
UG991764353UG, 29.49%, 2/06/25 ..... 17 17
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991766972UG, 29.49%, 2/06/25 ..... $ 70 $ 73
UG991767120UG, 29.49%, 2/06/25 ..... 48 48
UG991767728UG, 29.49%, 2/06/25 ..... 165 172
UG991769688UG, 29.49%, 2/06/25 ..... 322 337
UG991769928UG, 29.49%, 2/06/25 ..... 271 278
UG991771068UG, 29.49%, 2/06/25 ..... 101 23
UG991784966UG, 29.49%, 2/06/25 ..... 25 25
UG991791088UG, 29.49%, 2/06/25 ..... 41 3
UG991796673UG, 29.49%, 2/06/25 ..... 199 201
UG991797405UG, 29.49%, 2/06/25 ..... 112 83
UG991798596UG, 29.49%, 2/06/25 ..... 103 104
UG991800849UG, 29.49%, 2/06/25 ..... 63 17
UG991804605UG, 29.49%, 2/06/25 ..... 21 21
UG991806859UG, 29.49%, 2/06/25 ..... 20 20
UG991812212UG, 29.49%, 2/06/25 ..... 133 134
UG991812574UG, 29.49%, 2/06/25 ..... 109 115
UG991815396UG, 29.49%, 2/06/25 ..... 130 30
UG991815674UG, 29.49%, 2/06/25 ..... 369 376
UG991816101UG, 29.49%, 2/06/25 ..... 160 168
UG991818985UG, 29.49%, 2/06/25 ..... 50 51
UG991821554UG, 29.49%, 2/06/25 ..... 101 106
UG991825654UG, 29.49%, 2/06/25 ..... 170 178
UG991826190UG, 29.49%, 2/06/25 ..... 74 77
UG991826917UG, 29.49%, 2/06/25 ..... 447 467
UG991834402UG, 29.49%, 2/06/25 ..... 94 98
UG991834986UG, 29.49%, 2/06/25 ..... 356 376
UG991835940UG, 29.49%, 2/06/25 ..... 143 150
UG991836634UG, 29.49%, 2/06/25 ..... 119 121
UG991844028UG, 29.49%, 2/06/25 ..... 1,952 2,036
UG991848072UG, 29.49%, 2/06/25 ..... 135 141
UG991850107UG, 29.49%, 2/06/25 ..... 46 40
UG991852176UG, 29.49%, 2/06/25 ..... 107 112
UG991854157UG, 29.49%, 2/06/25 ..... 355 372
UG991855511UG, 29.49%, 2/06/25 ...... 38 39
UG991860077UG, 29.49%, 2/06/25 ..... 8 8
UG991862203UG, 29.49%, 2/06/25 ..... 20 20
UG991862795UG, 29.49%, 2/06/25 ..... 1,066 1,106
UG991863987UG, 29.49%, 2/06/25 ..... 878 659
UG991865117UG, 29.49%, 2/06/25 ...... 313 327
UG991865504UG, 29.49%, 2/06/25 ..... 13 13
UG991869807UG, 29.49%, 2/06/25 ..... 125 131
UG991870451UG, 29.49%, 2/06/25 ..... 94 97
UG991871207UG, 29.49%, 2/06/25 ..... – –
UG991873395UG, 29.49%, 2/06/25 ..... 37 37
UG991873746UG, 29.49%, 2/06/25 ..... 65 5
UG991875332UG, 29.49%, 2/06/25 ..... – –
UG991877935UG, 29.49%, 2/06/25 ..... 35 5
UG991886716UG, 29.49%, 2/06/25 ..... 101 105
UG991896068UG, 29.49%, 2/06/25 ..... 54 55
UG991908415UG, 29.49%, 2/06/25 ..... 57 59
UG991914065UG, 29.49%, 2/06/25 ..... 138 142
UG991919465UG, 29.49%, 2/06/25 ..... 33 33
UG991928851UG, 29.49%, 2/06/25 ..... 1,877 432
UG991933771UG, 29.49%, 2/06/25 ..... 220 50
UG991934546UG, 29.49%, 2/06/25 ..... 102 103
UG991938491UG, 29.49%, 2/06/25 ..... 493 509
UG991708677UG, Zero Cpn, 2/07/25 .... 967 67
UG991715117UG, Zero Cpn, 2/07/25 .... 599 42

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991717657UG, Zero Cpn, 2/07/25 .... $ 2,040 $ 142
UG991718456UG, Zero Cpn, 2/07/25 .... 357 25
UG991737147UG, Zero Cpn, 2/07/25 .... 92 6
UG991747846UG, Zero Cpn, 2/07/25 .... 36 2
UG991757521UG, Zero Cpn, 2/07/25 .... 15 1
UG991765277UG, Zero Cpn, 2/07/25 .... 31 2
UG991783819UG, Zero Cpn, 2/07/25 .... 343 24
UG991787510UG, Zero Cpn, 2/07/25 .... 184 13
UG991794634UG, Zero Cpn, 2/07/25 .... 1,597 110
UG991810153UG, Zero Cpn, 2/07/25 .... 157 11
UG991836016UG, Zero Cpn, 2/07/25 .... 3,719 254
UG991912493UG, Zero Cpn, 2/07/25 .... 901 62
UG991924576UG, Zero Cpn, 2/07/25 .... 231 16
UG991937488UG, Zero Cpn, 2/07/25 .... 737 51
UG991736213UG, 14.98%, 2/07/25 ..... 339 344
UG991738550UG, 17.99%, 2/07/25 ..... 230 230
UG991860327UG, 17.99%, 2/07/25 ..... 830 831
UG991933227UG, 17.99%, 2/07/25 ..... 45 46
UG991827281UG, 18.97%, 2/07/25 ..... 101 102
UG991905123UG, 18.97%, 2/07/25 ..... 115 116
UG991748413UG, 19.21%, 2/07/25 ..... 446 447
UG991783290UG, 19.21%, 2/07/25 ..... 266 271
UG991818350UG, 19.21%, 2/07/25 ..... – –
UG991874943UG, 19.21%, 2/07/25 ..... 194 195
UG991924115UG, 19.21%, 2/07/25 ...... 81 82
UG991834369UG, 19.8%, 2/07/25 ...... 340 347
UG991733738UG, 19.99%, 2/07/25 ..... 29 30
UG991744988UG, 19.99%, 2/07/25 ..... 7 7
UG991808111UG, 19.99%, 2/07/25 ...... 32 3
UG991856601UG, 19.99%, 2/07/25 ..... 309 323
UG991929262UG, 19.99%, 2/07/25 ..... 98 101
UG991929766UG, 19.99%, 2/07/25 ..... 147 151
UG991770272UG, 20.46%, 2/07/25 ..... 478 486
UG991868003UG, 20.46%, 2/07/25 ..... 234 239
UG991714732UG, 21.46%, 2/07/25 ..... 14 14
UG991922854UG, 21.46%, 2/07/25 ..... 36 36
UG991711288UG, 21.98%, 2/07/25 ...... 155 158
UG991802598UG, 21.98%, 2/07/25 ..... 2,147 2,172
UG991843735UG, 21.98%, 2/07/25 ..... 427 92
UG991736467UG, 22.97%, 2/07/25 ..... 337 343
UG991772252UG, 23.95%, 2/07/25 ..... 1,396 1,420
UG991762975UG, 25.95%, 2/07/25 ..... 354 360
UG991709714UG, 27.99%, 2/07/25 ..... 62 64
UG991748191UG, 27.99%, 2/07/25 ..... 230 158
UG991785599UG, 27.99%, 2/07/25 ..... 339 339
UG991800353UG, 27.99%, 2/07/25 ..... 81 85
UG991880949UG, 27.99%, 2/07/25 ..... 60 62
UG991901076UG, 27.99%, 2/07/25 ..... 296 301
UG991697103UG, 28.98%, 2/07/25 ..... 347 357
UG991697441UG, 28.98%, 2/07/25 ..... 56 55
UG991705793UG, 28.98%, 2/07/25 ..... 389 400
UG991705973UG, 28.98%, 2/07/25 ..... 172 180
UG991706813UG, 28.98%, 2/07/25 ..... 390 407
UG991707358UG, 28.98%, 2/07/25 ..... 101 106
UG991708937UG, 28.98%, 2/07/25 ..... 186 192
UG991708989UG, 28.98%, 2/07/25 ..... 212 217
UG991709240UG, 28.98%, 2/07/25 ..... 45 (2)
UG991710379UG, 28.98%, 2/07/25 ..... 231 242
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991710718UG, 28.98%, 2/07/25 ..... $ 98 $ 99
UG991710868UG, 28.98%, 2/07/25 ..... 115 117
UG991712303UG, 28.98%, 2/07/25 ..... 156 163
UG991712542UG, 28.98%, 2/07/25 ..... 69 72
UG991712781UG, 28.98%, 2/07/25 ..... 54 54
UG991712922UG, 28.98%, 2/07/25 ..... 117 122
UG991716650UG, 28.98%, 2/07/25 ..... 75 56
UG991717771UG, 28.98%, 2/07/25 ..... 255 263
UG991722877UG, 28.98%, 2/07/25 ..... 158 20
UG991724076UG, 28.98%, 2/07/25 ..... 86 90
UG991724273UG, 28.98%, 2/07/25 ..... 1,183 1,236
UG991724529UG, 28.98%, 2/07/25 ..... 1,329 1,388
UG991727635UG, 28.98%, 2/07/25 ..... 226 236
UG991728955UG, 28.98%, 2/07/25 ..... 341 349
UG991731435UG, 28.98%, 2/07/25 ..... 179 188
UG991735485UG, 28.98%, 2/07/25 ..... 134 96
UG991739386UG, 28.98%, 2/07/25 ..... 284 297
UG991740286UG, 28.98%, 2/07/25 ..... 717 750
UG991743968UG, 28.98%, 2/07/25 ..... 410 429
UG991744414UG, 28.98%, 2/07/25 ..... 7 7
UG991747615UG, 28.98%, 2/07/25 ..... 502 525
UG991751480UG, 28.98%, 2/07/25 ..... 51 52
UG991755398UG, 28.98%, 2/07/25 ..... 96 100
UG991755903UG, 28.98%, 2/07/25 ..... 180 187
UG991755938UG, 28.98%, 2/07/25 ..... 304 39
UG991760350UG, 28.98%, 2/07/25 ..... 187 188
UG991762771UG, 28.98%, 2/07/25 ..... 19 19
UG991772287UG, 28.98%, 2/07/25 ..... 357 374
UG991773314UG, 28.98%, 2/07/25 ..... 624 (27)
UG991774768UG, 28.98%, 2/07/25 ..... 2,102 2,179
UG991782506UG, 28.98%, 2/07/25 ..... 3,572 3,736
UG991783617UG, 28.98%, 2/07/25 ..... 308 321
UG991784791UG, 28.98%, 2/07/25 ..... 199 205
UG991792456UG, 28.98%, 2/07/25 ..... 61 (3)
UG991796956UG, 28.98%, 2/07/25 ..... 92 96
UG991799326UG, 28.98%, 2/07/25 ..... 505 523
UG991799442UG, 28.98%, 2/07/25 ..... 901 934
UG991801184UG, 28.98%, 2/07/25 ...... 1,995 2,086
UG991803039UG, 28.98%, 2/07/25 ..... 683 713
UG991805595UG, 28.98%, 2/07/25 ..... 53 55
UG991806653UG, 28.98%, 2/07/25 ..... 238 241
UG991807039UG, 28.98%, 2/07/25 ..... 278 289
UG991807123UG, 28.98%, 2/07/25 ..... 463 463
UG991809459UG, 28.98%, 2/07/25 ..... 54 56
UG991810591UG, 28.98%, 2/07/25 ..... 26 26
UG991811191UG, 28.98%, 2/07/25 ...... 1,069 1,092
UG991814223UG, 28.98%, 2/07/25 ..... 129 135
UG991830675UG, 28.98%, 2/07/25 ..... 161 168
UG991835648UG, 28.98%, 2/07/25 ..... 142 149
UG991836592UG, 28.98%, 2/07/25 ..... 475 474
UG991838148UG, 28.98%, 2/07/25 ..... 494 66
UG991838996UG, 28.98%, 2/07/25 ..... 181 182
UG991840095UG, 28.98%, 2/07/25 ..... 60 16
UG991843451UG, 28.98%, 2/07/25 ..... 23 24
UG991849419UG, 28.98%, 2/07/25 ..... 434 452
UG991852363UG, 28.98%, 2/07/25 ..... 65 67
UG991854042UG, 28.98%, 2/07/25 ..... 177 185
UG991854543UG, 28.98%, 2/07/25 ..... 175 181

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991875987UG, 28.98%, 2/07/25 ..... $ 308 $ 310
UG991882872UG, 28.98%, 2/07/25 ..... 268 276
UG991884000UG, 28.98%, 2/07/25 ..... 892 890
UG991891982UG, 28.98%, 2/07/25 ..... – –
UG991892302UG, 28.98%, 2/07/25 ..... 55 56
UG991897778UG, 28.98%, 2/07/25 ..... 561 65
UG991907273UG, 28.98%, 2/07/25 ..... 353 365
UG991922608UG, 28.98%, 2/07/25 ..... 220 222
UG991935487UG, 28.98%, 2/07/25 ..... 103 107
UG991727371UG, 29.46%, 2/07/25 ..... 115 120
UG991709575UG, 29.48%, 2/07/25 ..... 253 267
UG991745671UG, 29.48%, 2/07/25 ..... 15 15
UG991693038UG, 29.49%, 2/07/25 ..... 1,998 479
UG991695755UG, 29.49%, 2/07/25 ..... 159 12
UG991705451UG, 29.49%, 2/07/25 ..... 271 (11)
UG991705974UG, 29.49%, 2/07/25 ..... 575 583
UG991705983UG, 29.49%, 2/07/25 ..... 131 (6)
UG991707049UG, 29.49%, 2/07/25 ..... 164 172
UG991707186UG, 29.49%, 2/07/25 ..... 280 286
UG991707394UG, 29.49%, 2/07/25 ..... 712 (53)
UG991707574UG, 29.49%, 2/07/25 ..... 84 85
UG991708039UG, 29.49%, 2/07/25 ..... 414 288
UG991709608UG, 29.49%, 2/07/25 ..... 228 235
UG991709722UG, 29.49%, 2/07/25 ..... 519 533
UG991710141UG, 29.49%, 2/07/25 ..... 1 1
UG991710253UG, 29.49%, 2/07/25 ..... 37 (2)
UG991711259UG, 29.49%, 2/07/25 ...... 134 18
UG991712449UG, 29.49%, 2/07/25 ..... 149 157
UG991712587UG, 29.49%, 2/07/25 ..... 508 522
UG991712867UG, 29.49%, 2/07/25 ..... 78 77
UG991712892UG, 29.49%, 2/07/25 ..... 254 258
UG991713180UG, 29.49%, 2/07/25 ..... 1,558 1,623
UG991713198UG, 29.49%, 2/07/25 ..... 42 43
UG991713851UG, 29.49%, 2/07/25 ..... 99 13
UG991714825UG, 29.49%, 2/07/25 ..... 61 64
UG991715086UG, 29.49%, 2/07/25 ..... 38 38
UG991717543UG, 29.49%, 2/07/25 ..... 149 157
UG991718167UG, 29.49%, 2/07/25 ..... 108 114
UG991719583UG, 29.49%, 2/07/25 ..... 576 604
UG991720150UG, 29.49%, 2/07/25 ..... 361 366
UG991721040UG, 29.49%, 2/07/25 ..... 107 113
UG991721496UG, 29.49%, 2/07/25 ..... 97 103
UG991723604UG, 29.49%, 2/07/25 ..... 307 313
UG991726856UG, 29.49%, 2/07/25 ..... 43 44
UG991728336UG, 29.49%, 2/07/25 ..... 52 53
UG991729210UG, 29.49%, 2/07/25 ..... 623 646
UG991729425UG, 29.49%, 2/07/25 ..... 5 1
UG991729445UG, 29.49%, 2/07/25 ..... 76 80
UG991729754UG, 29.49%, 2/07/25 ..... 1,006 1,036
UG991729898UG, 29.49%, 2/07/25 ..... 70 73
UG991730072UG, 29.49%, 2/07/25 ..... 1,061 1,118
UG991730418UG, 29.49%, 2/07/25 ..... 1,148 1,195
UG991733135UG, 29.49%, 2/07/25 ..... 2,956 3,054
UG991733378UG, 29.49%, 2/07/25 ..... 550 562
UG991734242UG, 29.49%, 2/07/25 ..... 186 192
UG991734487UG, 29.49%, 2/07/25 ..... 263 277
UG991734975UG, 29.49%, 2/07/25 ..... 74 77
UG991735633UG, 29.49%, 2/07/25 ..... 3 –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991735751UG, 29.49%, 2/07/25 ..... $ 118 $ 124
UG991735777UG, 29.49%, 2/07/25 ..... 30 30
UG991735915UG, 29.49%, 2/07/25 ..... 274 287
UG991736815UG, 29.49%, 2/07/25 ..... 1,191 1,248
UG991736857UG, 29.49%, 2/07/25 ..... 1,210 1,269
UG991737666UG, 29.49%, 2/07/25 ..... 200 201
UG991738244UG, 29.49%, 2/07/25 ..... 111 110
UG991738742UG, 29.49%, 2/07/25 ..... 55 57
UG991741355UG, 29.49%, 2/07/25 ..... 59 61
UG991745513UG, 29.49%, 2/07/25 ..... 241 246
UG991745593UG, 29.49%, 2/07/25 ..... 479 477
UG991745877UG, 29.49%, 2/07/25 ..... 281 36
UG991747860UG, 29.49%, 2/07/25 ..... 41 41
UG991749700UG, 29.49%, 2/07/25 ..... 59 17
UG991751851UG, 29.49%, 2/07/25 ..... 51 52
UG991754591UG, 29.49%, 2/07/25 ..... 119 89
UG991755174UG, 29.49%, 2/07/25 ..... 153 160
UG991759359UG, 29.49%, 2/07/25 ..... 528 552
UG991759641UG, 29.49%, 2/07/25 ..... 145 152
UG991759993UG, 29.49%, 2/07/25 ..... 210 220
UG991760081UG, 29.49%, 2/07/25 ..... 137 145
UG991761633UG, 29.49%, 2/07/25 ..... 117 123
UG991763762UG, 29.49%, 2/07/25 ..... 79 11
UG991766156UG, 29.49%, 2/07/25 ..... 31 2
UG991767771UG, 29.49%, 2/07/25 ..... 515 67
UG991770714UG, 29.49%, 2/07/25 ..... 152 20
UG991770778UG, 29.49%, 2/07/25 ..... 60 61
UG991771328UG, 29.49%, 2/07/25 ..... 199 44
UG991771961UG, 29.49%, 2/07/25 ..... 145 152
UG991774019UG, 29.49%, 2/07/25 ..... 19 19
UG991777257UG, 29.49%, 2/07/25 ..... 109 113
UG991778724UG, 29.49%, 2/07/25 ..... 113 116
UG991778729UG, 29.49%, 2/07/25 ..... 70 73
UG991778741UG, 29.49%, 2/07/25 ..... 256 256
UG991782212UG, 29.49%, 2/07/25 ..... 326 338
UG991784501UG, 29.49%, 2/07/25 ..... 86 11
UG991787617UG, 29.49%, 2/07/25 ..... 83 88
UG991788685UG, 29.49%, 2/07/25 ..... 633 648
UG991790908UG, 29.49%, 2/07/25 ..... 664 45
UG991791306UG, 29.49%, 2/07/25 ..... 119 122
UG991792553UG, 29.49%, 2/07/25 ..... 267 275
UG991794594UG, 29.49%, 2/07/25 ..... 43 43
UG991795473UG, 29.49%, 2/07/25 ..... 186 187
UG991799844UG, 29.49%, 2/07/25 ..... 62 65
UG991805572UG, 29.49%, 2/07/25 ..... 2 2
UG991807111UG, 29.49%, 2/07/25 ...... 108 109
UG991808521UG, 29.49%, 2/07/25 ..... 498 524
UG991809177UG, 29.49%, 2/07/25 ..... 256 263
UG991809318UG, 29.49%, 2/07/25 ..... 122 128
UG991813864UG, 29.49%, 2/07/25 ..... 49 51
UG991815263UG, 29.49%, 2/07/25 ..... 277 288
UG991815974UG, 29.49%, 2/07/25 ..... 88 68
UG991818057UG, 29.49%, 2/07/25 ..... 149 152
UG991819733UG, 29.49%, 2/07/25 ..... 31 31
UG991827340UG, 29.49%, 2/07/25 ..... 963 950
UG991832087UG, 29.49%, 2/07/25 ..... 113 119
UG991834751UG, 29.49%, 2/07/25 ..... 45 46
UG991837440UG, 29.49%, 2/07/25 ..... 652 673

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991842138UG, 29.49%, 2/07/25 ..... $ 178 $ 176
UG991842816UG, 29.49%, 2/07/25 ..... 175 183
UG991843151UG, 29.49%, 2/07/25 ..... 647 652
UG991843726UG, 29.49%, 2/07/25 ..... 532 557
UG991843750UG, 29.49%, 2/07/25 ..... 53 55
UG991846574UG, 29.49%, 2/07/25 ..... 9 9
UG991848358UG, 29.49%, 2/07/25 ..... 249 261
UG991848794UG, 29.49%, 2/07/25 ..... 52 53
UG991852183UG, 29.49%, 2/07/25 ..... 9 9
UG991852313UG, 29.49%, 2/07/25 ..... – –
UG991852346UG, 29.49%, 2/07/25 ..... 178 187
UG991853938UG, 29.49%, 2/07/25 ..... 2,131 2,239
UG991857024UG, 29.49%, 2/07/25 ..... 151 154
UG991858094UG, 29.49%, 2/07/25 ..... 212 224
UG991860322UG, 29.49%, 2/07/25 ..... 133 139
UG991868612UG, 29.49%, 2/07/25 ..... 150 153
UG991880489UG, 29.49%, 2/07/25 ..... 7 7
UG991883200UG, 29.49%, 2/07/25 ..... 489 510
UG991887494UG, 29.49%, 2/07/25 ..... 96 99
UG991887497UG, 29.49%, 2/07/25 ..... 781 806
UG991895165UG, 29.49%, 2/07/25 ..... – –
UG991895721UG, 29.49%, 2/07/25 ..... 194 190
UG991908268UG, 29.49%, 2/07/25 ..... 142 146
UG991913870UG, 29.49%, 2/07/25 ..... 1,268 1,289
UG991914240UG, 29.49%, 2/07/25 ..... 312 321
UG991918574UG, 29.49%, 2/07/25 ..... 304 315
UG991918743UG, 29.49%, 2/07/25 ..... 674 86
UG991924888UG, 29.49%, 2/07/25 ..... 131 136
UG991927085UG, 29.49%, 2/07/25 ..... 170 12
UG991928759UG, 29.49%, 2/07/25 ..... 14 14
UG991930808UG, 29.49%, 2/07/25 ..... 657 685
UG991783643UG, 14.98%, 2/08/25 ..... 1,326 1,353
UG991895441UG, 14.98%, 2/08/25 ..... 911 561
UG991946691UG, 14.98%, 2/08/25 ..... 46 47
UG991802379UG, 15.97%, 2/08/25 ..... 335 342
UG991834646UG, 15.97%, 2/08/25 ..... 1,802 1,839
UG991904951UG, 15.97%, 2/08/25 ..... 229 232
UG991908489UG, 15.97%, 2/08/25 ..... 332 339
UG991917251UG, 15.97%, 2/08/25 ..... 264 268
UG991771363UG, 16.99%, 2/08/25 ..... 1,684 1,719
UG991784207UG, 16.99%, 2/08/25 ..... 202 206
UG991894055UG, 16.99%, 2/08/25 ..... 202 206
UG991905481UG, 16.99%, 2/08/25 ..... 137 139
UG991721411UG, 17.99%, 2/08/25 ...... 676 689
UG991731306UG, 17.99%, 2/08/25 ..... 10,507 10,722
UG991746485UG, 17.99%, 2/08/25 ..... 36 37
UG991868983UG, 17.99%, 2/08/25 ..... 275 281
UG991717470UG, 19.21%, 2/08/25 ..... 220 222
UG991723395UG, 19.21%, 2/08/25 ..... 147 11
UG991715823UG, 19.8%, 2/08/25 ...... 75 74
UG991729717UG, 19.8%, 2/08/25 ...... 20 20
UG991716580UG, 20.46%, 2/08/25 ..... 452 96
UG991716805UG, 22.97%, 2/08/25 ..... 365 26
UG991785523UG, Zero Cpn, 2/09/25 .... 164 12
UG991809543UG, Zero Cpn, 2/09/25 .... 260 18
UG991830380UG, Zero Cpn, 2/09/25 .... 203 14
UG991724869UG, 15%, 2/09/25 ........ 853 871
UG991746108UG, 15%, 2/09/25 ........ 275 274
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991746306UG, 15%, 2/09/25 ........ $ 920 $ 925
UG991862382UG, 15%, 2/09/25 ........ 100 103
UG991908452UG, 15%, 2/09/25 ........ 1,985 2,026
UG991929779UG, 15%, 2/09/25 ........ 48 49
UG991781627UG, 15.97%, 2/09/25 ..... 368 375
UG991719973UG, 16.99%, 2/09/25 ..... 203 207
UG991721989UG, 16.99%, 2/09/25 ..... 405 414
UG991778289UG, 16.99%, 2/09/25 ..... 772 788
UG991783787UG, 16.99%, 2/09/25 ..... 674 688
UG991784826UG, 16.99%, 2/09/25 ..... 703 712
UG991863273UG, 16.99%, 2/09/25 ..... 1,006 1,027
UG991741247UG, 17.97%, 2/09/25 ..... 680 694
UG991724932UG, 17.99%, 2/09/25 ..... 37 38
UG991764270UG, 17.99%, 2/09/25 ..... 348 355
UG991806884UG, 17.99%, 2/09/25 ..... 148 151
UG991867276UG, 17.99%, 2/09/25 ..... 188 190
UG991710560UG, 28.98%, 3/05/25 ..... 530 390
UG991547229UG, 29.49%, 3/15/25 ..... 405 424
UG991720895UG, 16.99%, 3/19/25 ..... 4,022 2,613
UG991692427UG, 29.49%, 3/21/25 ..... 295 53
UG991693195UG, 29.49%, 3/22/25 ..... – –
UG991654581UG, 18.97%, 3/26/25 ..... 277 63
UG991762048UG, 18.97%, 4/06/25 ..... 168 171
UG991789710UG, 29.49%, 4/06/25 ..... 372 (36)
UG991550463UG, 19.99%, 5/17/25 ..... 1,373 1,002
UG991585964UG, 28.98%, 5/22/25 ..... 522 378
UG991772904UG, 19.99%, 6/05/25 ..... 144 105
UG991667408UG, 17.97%, 7/02/25 ..... 142 98
UG991826636UG, 19.99%, 7/03/25 ..... 687 487
UG991726591UG, 28.98%, 7/03/25 ..... 192 136
UG991764922UG, 28.98%, 7/05/25 ..... 133 94
UG991694848UG, 29.49%, 7/05/25 ..... 1,163 826
UG991640372UG, 29.45%, 7/15/25 ..... 488 346
UG991788566UG, 29.49%, 7/21/25 ..... 94 67
UG991922928UG, 28.98%, 8/04/25 ..... 173 123
UG991700916UG, 29.49%, 8/06/25 ..... 1,210 859
UG991814652UG, 29.49%, 9/05/25 ..... 89 64
UG991688747UG, 28.98%, 9/16/25 ..... 91 63
UG991595841UG, 29.49%, 9/17/25 ..... 146 103
UG991708117UG, 29.49%, 9/17/25 ...... 1,452 1,012
UG991735384UG, 29.49%, 10/06/25 .... 360 251
UG991726248UG, 21.46%, 10/08/25 .... 162 111
UG991686979UG, 29.49%, 12/04/25 .... 695 491
UG991723599UG, 29.49%, 12/06/25 .... 99 71
UG991709780UG, 27.99%, 1/03/26 ..... 217 148
UG991708261UG, 29.49%, 1/04/26 ..... 668 458
UG991699796UG, 29.49%, 1/06/26 ..... 108 76
UG991771666UG, 29.49%, 4/16/26 ..... 420 270
UG991722674UG, 28.98%, 6/07/26 ..... 149 98
UG991719643UG, 29.49%, 7/22/26 ..... 150 98
UG991658250UG, 16.99%, 1/20/27 ..... 1,789 1,825
UG991607046UG, 21.99%, 1/20/27 ..... 3,814 3,938
UG991630410UG, 22.36%, 1/26/27 ..... 993 1,021
UG991784156UG, 22.36%, 1/26/27 ..... 773 411
UG991611832UG, 16.99%, 1/29/27 ...... 1,281 1,332
UG991624113UG, 17.99%, 1/29/27 ...... 462 465
UG991610886UG, 18.98%, 1/29/27 ..... 2,046 2,138
UG991664785UG, 18.98%, 1/29/27 ..... 276 288

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991678457UG, 19.99%, 1/31/27 ..... $ 480 $ 268
UG991663324UG, 22.36%, 1/31/27 ..... 159 89
UG991676761UG, 16.99%, 2/02/27 ..... 982 980
UG991721939UG, 16.99%, 2/02/27 ..... 1,177 1,219
UG991734117UG, 17.99%, 2/02/27 ...... 408 417
UG991734377UG, 17.99%, 2/02/27 ..... 55 56
UG991684567UG, 15.99%, 2/03/27 ..... 374 383
UG991894965UG, 16.99%, 2/03/27 ..... 5,000 5,133
UG991885330UG, Zero Cpn, 7/05/27 .... (4) (4)
UG991753799UG, 29.49%, 9/05/27 ..... – –
UG991715996UG, Zero Cpn, 9/06/27 .... – –
UG991742233UG, Zero Cpn, 9/06/27 .... 8 1
UG991713761UG, Zero Cpn, 10/05/27 ... 7 1
UG991709462UG, Zero Cpn, 10/06/27 ... 13 1
UG991648817UG, 19.99%, 10/17/27 .... – –
UG991594819UG, 28.48%, 10/17/27 .... – –
UG991643179UG, 29.48%, 10/17/27 .... – –
UG991717801UG, Zero Cpn, 11/06/27 ... 2 –
UG991830029UG, 28.98%, 11/06/27 ..... – –
UG991651773UG, 29.49%, 11/16/27 ..... 6 –
UG991636984UG, Zero Cpn, 11/17/27 ... 1 –
UG991741386UG, Zero Cpn, 11/17/27 ... 1 –
UG991619508UG, 29.49%, 11/17/27 ..... – –
UG991650331UG, Zero Cpn, 11/23/27 ... 16 1
UG991595187UG, Zero Cpn, 11/24/27 ... – –
UG991733288UG, 29.49%, 12/05/27 .... – –
UG991757963UG, 29.49%, 12/05/27 .... – –
UG991884438UG, 29.49%, 12/05/27 .... – –
UG991800876UG, Zero Cpn, 12/06/27 ... 3 –
UG991705248UG, 28.48%, 12/06/27 .... – –
UG991803197UG, 28.98%, 12/07/27 .... – –
UG991925769UG, 29.49%, 12/07/27 .... – –
UG991607820UG, 29.48%, 12/15/27 .... – –
UG991764374UG, 28.98%, 12/16/27 .... 5 5
UG991598888UG, Zero Cpn, 12/17/27 ... 4 –
UG991568266UG, 29.46%, 12/17/27 .... – –
UG991668483UG, 29.49%, 12/18/27 .... 18 –
UG991686992UG, Zero Cpn, 12/20/27 ... 5 –
UG991677444UG, Zero Cpn, 12/21/27 ... 4 –
UG991595329UG, Zero Cpn, 12/24/27 ... 16 1
UG991646515UG, 29.49%, 12/24/27 .... 13 1
UG991911379UG, 28.98%, 1/03/28 ...... 2 2
UG991773527UG, 28.48%, 1/05/28 ..... – –
UG991816825UG, 29.49%, 1/05/28 ..... – –
UG991699874UG, Zero Cpn, 1/06/28 .... 14 1
UG991902084UG, Zero Cpn, 1/07/28 .... 12 1
UG991697530UG, Zero Cpn, 1/18/28 .... 5 –
UG991646401UG, 29.49%, 1/20/28 ..... 41 43
UG991797472UG, Zero Cpn, 1/21/28 .... 6 –
UG991683577UG, 28.48%, 1/21/28 ..... – –
UG991592816UG, 28.98%, 1/21/28 ..... 1 –
UG991824433UG, 29.49%, 1/21/28 ..... – –
UG991794499UG, 20.96%, 1/22/28 ..... 1 –
UG991766090UG, Zero Cpn, 1/23/28 .... 8 1
UG991717234UG, 29.49%, 1/24/28 ..... 142 109
UG991922017UG, Zero Cpn, 2/04/28 .... 2 –
UG991695683UG, Zero Cpn, 2/05/28 .... – –
UG991923888UG, Zero Cpn, 2/05/28 .... 14 1
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991693368UG, 29.49%, 2/05/28 ..... $ – $ –
UG991927325UG, 29.49%, 2/05/28 ..... 1 1
UG991705947UG, Zero Cpn, 2/06/28 .... 47 3
UG991893183UG, 28.98%, 2/06/28 ..... 19 19
UG991802472UG, 29.49%, 2/06/28 ..... 8 1
UG991878603UG, 29.49%, 2/07/28 ..... – –
UG991612123UG, Zero Cpn, 2/15/28 .... 14 1
UG991538752UG, 29.49%, 2/15/28 ..... 5 –
UG991553195UG, 29.49%, 2/16/28 ..... 5 1
UG991561971UG, Zero Cpn, 2/17/28 .... 14 1
UG991734822UG, 28.98%, 2/17/28 ..... 8 –
UG991760060UG, 29.48%, 2/17/28 ..... – –
UG991553440UG, 29.49%, 2/17/28 ..... – –
UG991717440UG, 29.49%, 2/17/28 ..... 20 2
UG991663276UG, Zero Cpn, 2/18/28 .... 34 2
UG991742356UG, Zero Cpn, 2/18/28 .... 15 1
UG991696216UG, Zero Cpn, 2/20/28 .... 20 1
UG991629059UG, 28.98%, 2/22/28 ..... 2 –
UG991705235UG, 29.49%, 3/03/28 ..... – –
UG991909211UG, 29.49%, 3/03/28 ...... 12 2
UG991919432UG, Zero Cpn, 3/04/28 .... 18 1
UG991700959UG, 19.99%, 3/05/28 ..... 4 4
UG991706774UG, 27.99%, 3/05/28 ..... 3 1
UG991705668UG, Zero Cpn, 3/07/28 .... 17 1
UG991709591UG, 29.49%, 3/07/28 ..... 23 2
UG991858699UG, 29.49%, 3/07/28 ..... 43 13
UG991747495UG, 28.98%, 3/16/28 ..... 12 (1)
UG991554925UG, Zero Cpn, 3/17/28 .... 20 1
UG991757729UG, 21.46%, 3/18/28 ..... 11 –
UG991689406UG, 29.49%, 3/18/28 ..... – –
UG991759963UG, 29.49%, 3/18/28 ..... 31 28
UG991805214UG, 29.49%, 3/20/28 ..... 2 –
UG991768443UG, Zero Cpn, 3/22/28 .... 21 1
UG991680531UG, 28.98%, 3/22/28 ..... – –
UG991683869UG, Zero Cpn, 3/23/28 .... 20 1
UG991790958UG, 19.99%, 3/24/28 ..... 8 1
UG991798159UG, 17.71%, 3/29/28 ..... 3 1
UG991861030UG, 19.21%, 4/03/28 ..... 1 –
UG991702648UG, 29.48%, 4/05/28 ..... 5 5
UG991826871UG, 28.98%, 4/06/28 ..... 8 1
UG991828120UG, 27.99%, 4/07/28 ..... – –
UG991547698UG, Zero Cpn, 4/17/28 .... 20 1
UG991561556UG, 29.49%, 4/17/28 ..... 11 –
UG991563323UG, 29.49%, 4/17/28 ..... 4 4
UG991660055UG, 29.49%, 4/17/28 ..... 5 4
UG991736947UG, Zero Cpn, 4/18/28 .... 21 1
UG991664100UG, 29.49%, 4/18/28 ..... 6 6
UG991763034UG, 29.49%, 4/20/28 ..... 15 15
UG991654015UG, Zero Cpn, 4/21/28 .... 37 3
UG991671413UG, 19.99%, 4/21/28 ..... – –
UG991764921UG, 29.49%, 4/21/28 ..... – –
UG991653933UG, 29.49%, 4/22/28 ..... – –
UG991789983UG, Zero Cpn, 4/23/28 .... 25 2
UG991749644UG, 28.98%, 4/24/28 ..... – –
UG991776277UG, 28.98%, 4/24/28 ..... 1 1
UG991797980UG, 28.98%, 4/24/28 ..... 23 23
UG991659586UG, 29.49%, 4/24/28 ..... 4 4
UG991670891UG, 29.49%, 4/24/28 ..... 6 1

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991859032UG, 16.99%, 4/29/28 ..... $ 2 $ 2
UG991912074UG, 29.49%, 5/04/28 ..... 5 5
UG991738913UG, Zero Cpn, 5/05/28 .... 38 3
UG991876008UG, Zero Cpn, 5/05/28 .... 24 1
UG991909294UG, 21.46%, 5/05/28 ..... 3 3
UG991695593UG, 28.98%, 5/05/28 ..... 2 2
UG991696008UG, 29.49%, 5/05/28 ..... 3 3
UG991711354UG, 29.49%, 5/05/28 ...... 13 2
UG991741214UG, 29.49%, 5/05/28 ..... 4 4
UG991825274UG, 29.49%, 5/05/28 ..... 14 2
UG991872516UG, 29.49%, 5/05/28 ..... 3 3
UG991887900UG, Zero Cpn, 5/06/28 .... 27 2
UG991860678UG, 21.46%, 5/06/28 ..... 1 1
UG991700308UG, 28.48%, 5/06/28 ..... 12 2
UG991710180UG, 28.98%, 5/06/28 ..... 5 5
UG991735997UG, 29.49%, 5/06/28 ..... 3 3
UG991753959UG, 19.99%, 5/07/28 ..... 4 4
UG991847936UG, 28.98%, 5/07/28 ..... 4 3
UG991731671UG, 29.49%, 5/07/28 ..... 3 3
UG991781431UG, 29.49%, 5/07/28 ..... – –
UG991826734UG, 29.49%, 5/07/28 ..... 3 3
UG991885580UG, 29.49%, 5/07/28 ..... 10 10
UG991889654UG, 29.49%, 5/07/28 ..... 4 4
UG991921344UG, 29.49%, 5/07/28 ..... – –
UG991684554UG, 29.49%, 5/16/28 ..... 3 4
UG991738510UG, 29.49%, 5/16/28 ..... 4 4
UG991593701UG, Zero Cpn, 5/17/28 .... 29 2
UG991571519UG, 19.99%, 5/17/28 ..... 1 1
UG991613294UG, 28.48%, 5/17/28 ..... 5 5
UG991555984UG, 28.98%, 5/17/28 ..... 4 4
UG991572818UG, 28.98%, 5/17/28 ..... 17 1
UG991638060UG, 28.98%, 5/17/28 ..... 3 3
UG991573077UG, 29.47%, 5/17/28 ..... 2 2
UG991556918UG, 29.48%, 5/17/28 ..... 10 10
UG991564043UG, 29.49%, 5/17/28 ..... 2 2
UG991585266UG, 29.49%, 5/17/28 ..... 18 1
UG991628891UG, 29.49%, 5/17/28 ..... 2 2
UG991662133UG, 29.49%, 5/17/28 ..... 3 3
UG991697324UG, 29.49%, 5/17/28 ..... 5 5
UG991726588UG, 29.49%, 5/17/28 ..... 9 9
UG991679126UG, 14.98%, 5/18/28 ..... – –
UG991684086UG, 28.98%, 5/18/28 ..... – –
UG991705981UG, 28.98%, 5/18/28 ..... 8 8
UG991747057UG, 29.49%, 5/18/28 ..... 7 7
UG991763850UG, 29.49%, 5/18/28 ..... 1 1
UG991710331UG, 28.48%, 5/20/28 ..... 3 3
UG991768579UG, 28.98%, 5/20/28 ..... 9 9
UG991702141UG, 29.49%, 5/20/28 ..... 3 3
UG991759873UG, 29.49%, 5/21/28 ..... 2 2
UG991804599UG, 29.49%, 5/21/28 ..... 2 –
UG991811893UG, 28.98%, 5/22/28 ...... 4 4
UG991694879UG, Zero Cpn, 5/23/28 .... 33 2
UG991795847UG, 28.48%, 5/23/28 ..... 6 6
UG991778410UG, 28.98%, 5/23/28 ..... 4 5
UG991826545UG, 28.98%, 5/23/28 ..... 15 1
UG991645076UG, 29.49%, 5/23/28 ..... 2 2
UG991798511UG, 29.49%, 5/23/28 ...... 4 4
UG991639949UG, Zero Cpn, 5/24/28 .... – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991643233UG, 28.98%, 5/24/28 ..... $ 8 $ 8
UG991641800UG, 29.49%, 5/24/28 ..... 4 4
UG991690240UG, 29.49%, 5/24/28 ..... 19 1
UG991782255UG, 29.49%, 5/24/28 ..... 5 5
UG991681664UG, 15.47%, 5/26/28 ..... – –
UG991596716UG, Zero Cpn, 2/22/32 .... 66 5
UG991701716UG, Zero Cpn, 3/05/32 .... 7 1
UG991715282UG, 29.49%, 3/06/32 ..... 3 3
UG991763220UG, 29.49%, 3/07/32 ..... 15 15
UG991924009UG, Zero Cpn, 7/06/32 .... – –
UG991700115UG, 29.49%, 8/23/32 ...... 7 (1)
1,096,788
Upstart Network, Inc.
L1668275.UP.FTS.B, 5.93%, 9/14/24 .... 1,582 1,567
L1708965.UP.FTS.B, 6.03%, 9/14/24 .... 841 833
L1711338.UP.FTS.B, 7.31%, 9/14/24 ..... 3,727 3,702
FW1711179.UP.FTS.B, 8.08%, 9/14/24 ... 4,269 4,244
L1710349.UP.FTS.B, 8.75%, 9/14/24 .... 2,524 2,509
L1709609.UP.FTS.B, 9.38%, 9/14/24 .... 3,031 3,014
L1709911.UP.FTS.B, 11.09%, 9/14/24 .... 3,558 491
L1709151.UP.FTS.B, 12.24%, 9/14/24 .... 9,315 9,270
L1709495.UP.FTS.B, 12.77%, 9/14/24 .... 1,011 1,003
L1711024.UP.FTS.B, 12.98%, 9/14/24 .... 1,616 1,605
L1708601.UP.FTS.B, 13.04%, 9/14/24 .... 3,643 3,626
L1709421.UP.FTS.B, 13.37%, 9/14/24 .... 2,063 2,053
L1709684.UP.FTS.B, 13.76%, 9/14/24 .... 1,044 1,039
L1709615.UP.FTS.B, 14.35%, 9/14/24 .... 172 170
L1709128.UP.FTS.B, 16.69%, 9/14/24 .... 547 522
L1710058.UP.FTS.B, 17.29%, 9/14/24 .... 1,910 1,909
FW1708870.UP.FTS.B, 17.81%, 9/14/24 .. 2,164 2,161
L1710277.UP.FTS.B, 18.02%, 9/14/24 .... 8,573 8,166
L1711489.UP.FTS.B, 18.07%, 9/14/24 .... 2,856 2,721
L1693265.UP.FTS.B, 18.16%, 9/14/24 .... 809 810
L1708735.UP.FTS.B, 18.16%, 9/14/24 .... 2,699 2,694
L1710205.UP.FTS.B, 18.33%, 9/14/24 .... 3,109 449
L1712571.UP.FTS.B, 19.22%, 9/14/24 .... 815 816
L1710755.UP.FTS.B, 19.46%, 9/14/24 .... 2,720 2,724
L1711631.UP.FTS.B, 20.05%, 9/14/24 .... 1,146 1,143
L1701584.UP.FTS.B, 21.4%, 9/14/24 .... 1,282 1,276
L1709086.UP.FTS.B, 21.87%, 9/14/24 .... 3,849 3,835
L1709006.UP.FTS.B, 22.7%, 9/14/24 .... 1,746 1,662
L1712071.UP.FTS.B, 22.99%, 9/14/24 .... 1,225 1,221
L1711537.UP.FTS.B, 23.1%, 9/14/24 ..... 1,003 1,004
L1711075.UP.FTS.B, 23.16%, 9/14/24 .... 836 833
L1709547.UP.FTS.B, 23.36%, 9/14/24 .... 4,220 631
L1706779.UP.FTS.B, 23.41%, 9/14/24 .... 1,005 1,001
L1711142.UP.FTS.B, 23.72%, 9/14/24 .... 725 9
L1709631.UP.FTS.B, 24.23%, 9/14/24 .... 3,366 3,354
FW1710815.UP.FTS.B, 26.35%, 9/14/24 .. 555 552
FW1709118.UP.FTS.B, 27.71%, 9/14/24 .. 1,147 1,143
FW1709444.UP.FTS.B, 27.86%, 9/14/24 .. 2,116 149
FW1710922.UP.FTS.B, 28.53%, 9/14/24 .. 576 574
FW1710694.UP.FTS.B, 29.46%, 9/14/24 .. 11,589 11,549
FW1710062.UP.FTS.B, 30.06%, 9/14/24 .. 1,048 1,044
L1873274.UP.FTS.B, 6.44%, 10/18/24 .... 3,668 3,633
L1873054.UP.FTS.B, 6.73%, 10/18/24 .... 10,158 2,725
L1874011.UP.FTS.B, 6.93%, 10/18/24 .... 5,259 5,209

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1874507.UP.FTS.B, 7.36%, 10/18/24 .. $ 1,582 $ 1,570
L1873016.UP.FTS.B, 8.3%, 10/18/24 .... 2,124 2,111
L1873058.UP.FTS.B, 8.3%, 10/18/24 .... 2,638 2,622
L1873371.UP.FTS.B, 8.48%, 10/18/24 .... 6,379 6,340
L1873862.UP.FTS.B, 8.52%, 10/18/24 .... 1,064 1,056
L1873876.UP.FTS.B, 8.87%, 10/18/24 .... 8,453 7,988
FW1874503.UP.FTS.B, 9.4%, 10/18/24 ... 4,859 4,592
L1873457.UP.FTS.B, 9.58%, 10/18/24 .... 563 533
L1873276.UP.FTS.B, 10.26%, 10/18/24 ... 4,305 4,280
L1873969.UP.FTS.B, 10.92%, 10/18/24 ... 541 538
L1873212.UP.FTS.B, 11.39%, 10/18/24 ... 8,594 8,546
L1872565.UP.FTS.B, 13.63%, 10/18/24 ... 2,753 2,740
FW1873666.UP.FTS.B, 14.61%, 10/18/24 . 860 853
L1873890.UP.FTS.B, 14.95%, 10/18/24 ... 1,222 1,223
L1873908.UP.FTS.B, 15.55%, 10/18/24 ... 836 837
L1874133.UP.FTS.B, 16.04%, 10/18/24 ... 2,773 2,775
L1873474.UP.FTS.B, 16.06%, 10/18/24 ... 1,566 1,568
L1873316.UP.FTS.B, 16.33%, 10/18/24 ... 1,847 1,849
L1873998.UP.FTS.B, 16.56%, 10/18/24 ... 3,368 3,371
L1873175.UP.FTS.B, 17.39%, 10/18/24 ... 1,246 346
FW1873590.UP.FTS.B, 17.67%, 10/18/24 . 5,081 5,086
FW1874334.UP.FTS.B, 18.25%, 10/18/24 . 4,823 4,828
L1873935.UP.FTS.B, 18.25%, 10/18/24 ... 1,680 1,681
L1873189.UP.FTS.B, 18.36%, 10/18/24 ... 3,202 3,200
L1869487.UP.FTS.B, 18.66%, 10/18/24 ... 3,415 3,407
L1874319.UP.FTS.B, 19.26%, 10/18/24 ... 3,593 3,419
L1873329.UP.FTS.B, 19.32%, 10/18/24 ... 1,714 1,716
L1874232.UP.FTS.B, 19.37%, 10/18/24 ... 6,162 6,123
FW1859012.UP.FTS.B, 19.54%, 10/18/24 . 8,581 8,552
L1873964.UP.FTS.B, 20.13%, 10/18/24 ... 2,412 2,407
L1873264.UP.FTS.B, 20.49%, 10/18/24 ... 1,036 1,032
L1873242.UP.FTS.B, 21.35%, 10/18/24 ... 1,776 1,769
L1873872.UP.FTS.B, 21.59%, 10/18/24 ... 1,129 80
L1872932.UP.FTS.B, 21.9%, 10/18/24 .... 11,106 11,057
L1871398.UP.FTS.B, 22.03%, 10/18/24 ... 1,232 1,170
L1873367.UP.FTS.B, 22.09%, 10/18/24 ... 809 807
L1873736.UP.FTS.B, 22.12%, 10/18/24 ... 5,813 5,794
L1873171.UP.FTS.B, 22.25%, 10/18/24 ... 1,164 1,160
FW1873087.UP.FTS.B, 22.36%, 10/18/24 . 1,164 1,166
L1873179.UP.FTS.B, 22.76%, 10/18/24 ... 1,176 1,168
L1874384.UP.FTS.B, 23.32%, 10/18/24 ... 1,113 1,106
L1874136.UP.FTS.B, 23.45%, 10/18/24 ... 1,795 1,788
L1874372.UP.FTS.B, 23.49%, 10/18/24 ... 886 873
FW1873053.UP.FTS.B, 23.65%, 10/18/24 . 1,291 1,287
L1872590.UP.FTS.B, 23.91%, 10/18/24 ... 1,719 1,712
FW1874061.UP.FTS.B, 24.44%, 10/18/24 . 547 543
L1873402.UP.FTS.B, 25.1%, 10/18/24 .... 4,011 3,813
FW1866558.UP.FTS.B, 27.33%, 10/18/24 . 2,999 2,989
FW1873960.UP.FTS.B, 28.04%, 10/18/24 . 1,970 1,943
FW1873200.UP.FTS.B, 28.1%, 10/18/24 .. 1,506 1,501
FW1870326.UP.FTS.B, 28.36%, 10/18/24 . 6,034 6,013
FW1874036.UP.FTS.B, 28.84%, 10/18/24 . 1,516 1,442
FW1873386.UP.FTS.B, 29.18%, 10/18/24 . 606 604
L2009164.UP.FTS.B, 7.47%, 11/09/24 .... 5,553 5,497
L2007742.UP.FTS.B, 8.31%, 11/09/24 .... 1,396 1,386
L2009147.UP.FTS.B, 8.62%, 11/09/24 .... 1,119 1,111
FW2006255.UP.FTS.B, 8.72%, 11/09/24 .. 1,456 1,445
L2006429.UP.FTS.B, 9.93%, 11/09/24 .... 28,214 28,006
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2006357.UP.FTS.B, 10.1%, 11/09/24 .... $ 602 $ 595
FW2005536.UP.FTS.B, 10.27%, 11/09/24 . 2,262 2,246
L2009057.UP.FTS.B, 10.3%, 11/09/24 .... 6,572 6,521
L2007334.UP.FTS.B, 10.62%, 11/09/24 ... 2,841 2,815
FW2006816.UP.FTS.B, 10.79%, 11/09/24 . 4,606 4,570
FW2008742.UP.FTS.B, 11.03%, 11/09/24 . 5,707 5,657
L2009390.UP.FTS.B, 11.11%, 11/09/24 ... 3,866 3,839
L2007022.UP.FTS.B, 11.29%, 11/09/24 ... 1,139 1,131
FW1975632.UP.FTS.B, 11.37%, 11/09/24 . 1,766 1,753
L1980258.UP.FTS.B, 12.16%, 11/09/24 ... 12,478 12,388
L2008566.UP.FTS.B, 13.59%, 11/09/24 ... 605 348
L2008572.UP.FTS.B, 13.72%, 11/09/24 ... 3,244 3,219
L2000304.UP.FTS.B, 13.97%, 11/09/24 ... 2,373 2,357
L2008598.UP.FTS.B, 14.12%, 11/09/24 ... 1,739 1,727
L2009600.UP.FTS.B, 14.49%, 11/09/24 ... 2,821 2,811
FW2004099.UP.FTS.B, 15.18%, 11/09/24 . 1,750 1,746
L2009870.UP.FTS.B, 15.75%, 11/09/24 ... 1,756 1,744
L2005874.UP.FTS.B, 15.93%, 11/09/24 ... 9,962 9,938
L1964575.UP.FTS.B, 16.42%, 11/09/24 ... 1,176 1,173
L2006407.UP.FTS.B, 16.56%, 11/09/24 ... 4,707 4,696
L2009557.UP.FTS.B, 16.56%, 11/09/24 ... 3,529 3,521
FW2006915.UP.FTS.B, 17.05%, 11/09/24 . 1,180 1,177
L2008387.UP.FTS.B, 17.08%, 11/09/24 ... 3,507 256
FW2008245.UP.FTS.B, 17.41%, 11/09/24 . 2,956 2,949
L2009227.UP.FTS.B, 17.41%, 11/09/24 ... 2,070 2,065
L2007287.UP.FTS.B, 17.58%, 11/09/24 ... 8,970 654
FW2006977.UP.FTS.B, 17.62%, 11/09/24 . 2,960 2,953
FW2008456.UP.FTS.B, 17.88%, 11/09/24 . 4,343 4,302
L2006019.UP.FTS.B, 18.67%, 11/09/24 ... 1,688 1,682
L2006884.UP.FTS.B, 18.86%, 11/09/24 ... 5,184 5,167
FW2008385.UP.FTS.B, 19.08%, 11/09/24 . 1,509 1,501
FW2009194.UP.FTS.B, 19.65%, 11/09/24 . 1,798 1,794
L2007944.UP.FTS.B, 19.85%, 11/09/24 ... 2,635 192
L2004937.UP.FTS.B, 19.9%, 11/09/24 .... 3,881 3,864
L2007765.UP.FTS.B, 19.9%, 11/09/24 .... 4,096 4,074
L2009435.UP.FTS.B, 20.15%, 11/09/24 ... 9,915 9,841
L2004417.UP.FTS.B, 20.16%, 11/09/24 ... 1,899 1,123
L2008874.UP.FTS.B, 20.27%, 11/09/24 ... 5,986 5,939
L2007505.UP.FTS.B, 20.32%, 11/09/24 ... 1,925 1,921
L2006510.UP.FTS.B, 20.49%, 11/09/24 ... 3,136 3,125
L2005439.UP.FTS.B, 20.7%, 11/09/24 .... 1,367 100
L2010279.UP.FTS.B, 20.87%, 11/09/24 ... 2,396 2,371
L2008398.UP.FTS.B, 20.91%, 11/09/24 ... 1,811 1,797
L2004915.UP.FTS.B, 21%, 11/09/24 ..... 6,042 5,997
L2009328.UP.FTS.B, 21.06%, 11/09/24 ... 1,027 1,025
FW2010100.UP.FTS.B, 21.34%, 11/09/24 . 3,770 275
L2009663.UP.FTS.B, 21.46%, 11/09/24 ... 3,044 3,012
L2008515.UP.FTS.B, 21.79%, 11/09/24 ... 5,461 5,420
L2006419.UP.FTS.B, 22.06%, 11/09/24 ... 731 52
L2008922.UP.FTS.B, 22.21%, 11/09/24 ... 1,216 1,207
L2009367.UP.FTS.B, 22.33%, 11/09/24 ... 5,477 5,436
L2009655.UP.FTS.B, 22.54%, 11/09/24 ... 2,424 2,405
L2010143.UP.FTS.B, 22.58%, 11/09/24 ... 1,334 1,324
L2009735.UP.FTS.B, 22.61%, 11/09/24 ... 3,196 3,167
FW2003014.UP.FTS.B, 22.75%, 11/09/24 . 10,677 10,597
L2007564.UP.FTS.B, 23.08%, 11/09/24 ... 3,984 2,435
FW2008479.UP.FTS.B, 24.13%, 11/09/24 . 2,973 2,934
FW2009937.UP.FTS.B, 26.34%, 11/09/24 . 2,637 2,606

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2005316.UP.FTS.B, 26.93%, 11/09/24 . $ 624 $ 620
FW2008048.UP.FTS.B, 28.27%, 11/09/24 . 629 624
FW2008337.UP.FTS.B, 28.31%, 11/09/24 . 2,519 2,500
FW2008565.UP.FTS.B, 28.92%, 11/09/24 . 2,549 2,524
L2077512.UP.FTS.B, 6.51%, 11/19/24 .... 2,759 2,733
L2077314.UP.FTS.B, 7.63%, 11/19/24 .... 3,336 3,304
L2079482.UP.FTS.B, 7.7%, 11/19/24 ..... 3,615 3,592
FW2078418.UP.FTS.B, 7.82%, 11/19/24 .. 27,810 27,631
L2077413.UP.FTS.B, 8.09%, 11/19/24 .... 2,351 2,334
L2077593.UP.FTS.B, 8.69%, 11/19/24 .... 2,799 2,781
L2077781.UP.FTS.B, 10.54%, 11/19/24 ... 1,234 1,226
L2078215.UP.FTS.B, 10.8%, 11/19/24 .... 4,199 4,173
L2077816.UP.FTS.B, 11%, 11/19/24 ..... 682 677
L2077041.UP.FTS.B, 11.38%, 11/19/24 ... 2,832 2,816
L2080776.UP.FTS.B, 11.71%, 11/19/24 ... 5,154 5,122
FW2077955.UP.FTS.B, 11.92%, 11/19/24 . 1,396 1,385
L2078813.UP.FTS.B, 13.69%, 11/19/24 ... 4,621 4,596
L2076941.UP.FTS.B, 13.71%, 11/19/24 ... 6,057 5,758
L2078440.UP.FTS.B, 13.79%, 11/19/24 ... 2,119 2,102
L2072646.UP.FTS.B, 15.11%, 11/19/24 ... 1,991 292
L2077920.UP.FTS.B, 15.31%, 11/19/24 ... 2,919 2,920
L2076486.UP.FTS.B, 15.67%, 11/19/24 ... 1,579 1,580
L2079064.UP.FTS.B, 15.95%, 11/19/24 ... 2,934 2,925
FW2076817.UP.FTS.B, 16.69%, 11/19/24 . 883 883
L2077340.UP.FTS.B, 17.78%, 11/19/24 ... 4,954 4,724
L2077616.UP.FTS.B, 18.56%, 11/19/24 ... 4,630 336
FW2078600.UP.FTS.B, 18.83%, 11/19/24 . 596 596
L2077669.UP.FTS.B, 19.72%, 11/19/24 ... 551 550
FW2076493.UP.FTS.B, 20.14%, 11/19/24 . 1,502 1,503
L2070757.UP.FTS.B, 20.15%, 11/19/24 ... 1,082 1,082
L2077506.UP.FTS.B, 20.58%, 11/19/24 ... 3,557 3,540
L2077765.UP.FTS.B, 21.13%, 11/19/24 ... 644 613
L2080270.UP.FTS.B, 21.47%, 11/19/24 ... 2,422 2,423
FW2078088.UP.FTS.B, 22.1%, 11/19/24 .. 882 872
FW2079771.UP.FTS.B, 22.21%, 11/19/24 . 3,041 3,042
L2068552.UP.FTS.B, 22.21%, 11/19/24 ... 1,861 135
L2079118.UP.FTS.B, 22.29%, 11/19/24 ... 7,120 190
L2077715.UP.FTS.B, 23.03%, 11/19/24 ... 1,140 81
L2074944.UP.FTS.B, 23.05%, 11/19/24 ... 2,661 2,643
FW2076824.UP.FTS.B, 23.23%, 11/19/24 . 1,957 1,958
FW2078990.UP.FTS.B, 23.53%, 11/19/24 . 3,064 896
FW2078899.UP.FTS.B, 24.04%, 11/19/24 . 4,167 4,139
FW2080736.UP.FTS.B, 25.04%, 11/19/24 . 1,150 1,112
L2076355.UP.FTS.B, 25.17%, 11/19/24 ... 4,192 4,175
FW2073639.UP.FTS.B, 25.65%, 11/19/24 . 2,271 163
FW2077958.UP.FTS.B, 27.77%, 11/19/24 . 6,274 6,249
FW2077222.UP.FTS.B, 28.34%, 11/19/24 . 4,663 332
FW2080054.UP.FTS.B, 30.2%, 11/19/24 .. 2,205 154
L2077140.UP.FTS.B, 22.69%, 12/01/24 ... 3,861 3,835
L2197817.UP.FTS.B, 6.54%, 12/07/24 .... 3,477 3,440
L2192487.UP.FTS.B, 8.02%, 12/07/24 .... 11,698 11,596
FW2196231.UP.FTS.B, 11.5%, 12/07/24 .. 7,169 7,107
L2196723.UP.FTS.B, 12.12%, 12/07/24 ... 3,898 3,864
L2196919.UP.FTS.B, 12.98%, 12/07/24 ... 2,106 1,206
L2199259.UP.FTS.B, 13.19%, 12/07/24 ... 2,715 2,692
FW2199236.UP.FTS.B, 13.4%, 12/07/24 .. 906 899
L2199973.UP.FTS.B, 16.17%, 12/07/24 ... 1,842 1,833
L2196295.UP.FTS.B, 16.26%, 12/07/24 ... 3,312 3,294
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2197093.UP.FTS.B, 16.43%, 12/07/24 ... $ 4,045 $ 294
L2198109.UP.FTS.B, 16.63%, 12/07/24 ... 616 612
L2197668.UP.FTS.B, 17.17%, 12/07/24 ... 1,544 1,536
FW2197769.UP.FTS.B, 17.83%, 12/07/24 . 1,566 1,553
L2196102.UP.FTS.B, 17.88%, 12/07/24 ... 6,783 6,729
L2199581.UP.FTS.B, 19.33%, 12/07/24 ... 1,125 1,119
FW2200254.UP.FTS.B, 19.34%, 12/07/24 . 1,250 1,244
FW2199717.UP.FTS.B, 20.13%, 12/07/24 . 3,139 3,106
L2195358.UP.FTS.B, 20.15%, 12/07/24 ... 629 624
L2198118.UP.FTS.B, 20.43%, 12/07/24 ... 1,258 1,251
L2198032.UP.FTS.B, 20.55%, 12/07/24 ... 2,517 2,490
L2196647.UP.FTS.B, 21.51%, 12/07/24 ... 3,820 3,789
L2199295.UP.FTS.B, 21.7%, 12/07/24 .... 1,583 1,566
L2199073.UP.FTS.B, 21.87%, 12/07/24 ... 1,585 1,576
L2195775.UP.FTS.B, 22.71%, 12/07/24 ... 964 951
L2197271.UP.FTS.B, 22.76%, 12/07/24 ... 5,783 5,704
FW2198017.UP.FTS.B, 23.08%, 12/07/24 . 1,914 1,893
L2196613.UP.FTS.B, 23.35%, 12/07/24 ... 4,258 4,211
FW2195695.UP.FTS.B, 24.83%, 12/07/24 . 3,190 3,154
FW2195888.UP.FTS.B, 24.84%, 12/07/24 . 547 539
FW2199208.UP.FTS.B, 25.58%, 12/07/24 . 2,511 2,482
L2201298.UP.FTS.B, 6.04%, 12/08/24 .... 1,048 1,036
L2203520.UP.FTS.B, 6.61%, 12/08/24 .... 10,667 10,555
FW2201265.UP.FTS.B, 7.44%, 12/08/24 .. 4,080 4,045
L2200896.UP.FTS.B, 7.68%, 12/08/24 .... 4,086 4,052
L2200163.UP.FTS.B, 8.73%, 12/08/24 .... 4,406 4,369
L2204262.UP.FTS.B, 8.78%, 12/08/24 .... 1,175 1,166
L2202574.UP.FTS.B, 9.1%, 12/08/24 .... 4,416 4,379
FW2206887.UP.FTS.B, 9.22%, 12/08/24 .. 5,915 5,857
L2202371.UP.FTS.B, 9.29%, 12/08/24 .... 884 877
L2202647.UP.FTS.B, 9.47%, 12/08/24 .... 2,057 2,040
L2201633.UP.FTS.B, 10.05%, 12/08/24 ... 5,744 5,697
L2202275.UP.FTS.B, 10.28%, 12/08/24 ... 11,860 11,762
L2206909.UP.FTS.B, 11.8%, 12/08/24 .... 1,794 1,780
L2205399.UP.FTS.B, 11.81%, 12/08/24 ... 597 592
L2201373.UP.FTS.B, 12.48%, 12/08/24 ... 1,803 1,788
L2201983.UP.FTS.B, 12.68%, 12/08/24 ... 4,827 4,780
L2206888.UP.FTS.B, 12.72%, 12/08/24 ... 4,819 4,772
L2200458.UP.FTS.B, 12.89%, 12/08/24 ... 3,895 3,863
L2200431.UP.FTS.B, 13.28%, 12/08/24 ... 3,647 973
L2205143.UP.FTS.B, 13.35%, 12/08/24 ... 1,892 1,082
L2202863.UP.FTS.B, 13.37%, 12/08/24 ... 3,612 3,583
L2204453.UP.FTS.B, 13.74%, 12/08/24 ... 1,816 1,802
L2204038.UP.FTS.B, 14.23%, 12/08/24 ... 6,039 5,990
FW2200839.UP.FTS.B, 14.26%, 12/08/24 . 3,827 3,791
L2201794.UP.FTS.B, 14.37%, 12/08/24 ... 5,165 5,142
L2204310.UP.FTS.B, 14.38%, 12/08/24 ... 608 603
L2203131.UP.FTS.B, 15.07%, 12/08/24 ... 2,230 2,210
FW2198905.UP.FTS.B, 15.38%, 12/08/24 . 3,056 3,043
L2192030.UP.FTS.B, 15.79%, 12/08/24 ... 4,656 4,636
L2199002.UP.FTS.B, 16.29%, 12/08/24 ... 1,475 1,468
L2201862.UP.FTS.B, 17%, 12/08/24 ..... 3,087 3,063
L2204481.UP.FTS.B, 17.12%, 12/08/24 ... 2,496 2,460
L2200703.UP.FTS.B, 17.76%, 12/08/24 ... 332 327
L2202850.UP.FTS.B, 17.99%, 12/08/24 ... 1,150 1,143
L2202296.UP.FTS.B, 18.33%, 12/08/24 ... 1,167 1,159
FW2201612.UP.FTS.B, 18.99%, 12/08/24 . 1,248 1,242
L2206681.UP.FTS.B, 19.32%, 12/08/24 ... 2,122 2,103

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2204182.UP.FTS.B, 19.36%, 12/08/24 ... $ 5,627 $ 5,602
L2203811.UP.FTS.B, 19.85%, 12/08/24 ... 1,895 1,881
L2201390.UP.FTS.B, 19.92%, 12/08/24 ... 7,528 7,496
L2201524.UP.FTS.B, 19.94%, 12/08/24 ... 3,761 3,724
FW2206245.UP.FTS.B, 20.03%, 12/08/24 . 952 945
L2203066.UP.FTS.B, 20.07%, 12/08/24 ... 10,925 10,846
FW2201750.UP.FTS.B, 20.37%, 12/08/24 . 1,257 1,252
L2201072.UP.FTS.B, 20.37%, 12/08/24 ... 2,200 2,191
L2202128.UP.FTS.B, 20.41%, 12/08/24 ... 2,792 149
FW2203151.UP.FTS.B, 21.13%, 12/08/24 . 2,652 2,626
L2202392.UP.FTS.B, 21.41%, 12/08/24 ... 2,845 2,818
L2206735.UP.FTS.B, 21.46%, 12/08/24 ... 3,189 3,167
L2180897.UP.FTS.B, 21.81%, 12/08/24 ... 5,064 5,014
FW2201886.UP.FTS.B, 21.86%, 12/08/24 . 1,087 1,078
FW2206827.UP.FTS.B, 22.71%, 12/08/24 . 3,184 3,153
L2202398.UP.FTS.B, 23.19%, 12/08/24 ... 4,469 4,425
FW2206155.UP.FTS.B, 23.2%, 12/08/24 .. 1,243 1,230
FW2206719.UP.FTS.B, 24.2%, 12/08/24 .. 7,674 7,599
FW2176932.UP.FTS.B, 25.88%, 12/08/24 . 1,625 1,604
FW2201104.UP.FTS.B, 26.62%, 12/08/24 . 650 642
FW2201792.UP.FTS.B, 27.21%, 12/08/24 . 2,282 2,260
FW2201560.UP.FTS.B, 28.51%, 12/08/24 . 1,378 1,365
FW2204026.UP.FTS.B, 28.52%, 12/08/24 . 5,251 5,200
FW2201579.UP.FTS.B, 28.82%, 12/08/24 . 2,038 2,018
FW2201851.UP.FTS.B, 28.82%, 12/08/24 . 1,403 99
FW2205439.UP.FTS.B, 29.01%, 12/08/24 . 2,122 2,096
L2202614.UP.FTS.B, 12.88%, 12/19/24 ... 4,838 4,800
FW2203707.UP.FTS.B, 26.53%, 12/23/24 . 2,575 2,550
L2382768.UP.FTS.B, 5.08%, 1/11/25 ..... 512 506
L2413126.UP.FTS.B, 5.21%, 1/11/25 ..... 2,408 2,382
L2411924.UP.FTS.B, 5.26%, 1/11/25 ..... 3,613 3,575
L2411777.UP.FTS.B, 5.56%, 1/11/25 ..... 5,441 5,379
L2411090.UP.FTS.B, 5.74%, 1/11/25 ..... 4,227 4,182
L2412107.UP.FTS.B, 6.11%, 1/11/25 ..... 1,816 1,797
L2413813.UP.FTS.B, 6.18%, 1/11/25 ..... 1,816 1,797
L2413053.UP.FTS.B, 6.21%, 1/11/25 ..... 3,633 3,595
L2408176.UP.FTS.B, 6.75%, 1/11/25 ..... 536 530
L2412917.UP.FTS.B, 6.87%, 1/11/25 ..... 1,824 1,804
L2412167.UP.FTS.B, 7.12%, 1/11/25 ..... 2,435 2,410
L2410776.UP.FTS.B, 7.38%, 1/11/25 ..... 3,659 3,626
FW2411155.UP.FTS.B, 7.59%, 1/11/25 ... 2,320 2,295
L2413637.UP.FTS.B, 7.76%, 1/11/25 ..... 1,706 1,690
L2402281.UP.FTS.B, 7.89%, 1/11/25 ..... 11,459 11,334
FW2408203.UP.FTS.B, 8.04%, 1/11/25 ... 1,834 1,818
L2407274.UP.FTS.B, 8.11%, 1/11/25 ..... 1,312 1,300
FW2413171.UP.FTS.B, 8.15%, 1/11/25 ... 1,837 1,821
L2402983.UP.FTS.B, 8.56%, 1/11/25 ..... 1,658 1,641
L2412008.UP.FTS.B, 8.58%, 1/11/25 ..... 6,141 6,086
FW2408763.UP.FTS.B, 8.69%, 1/11/25 ... 3,946 3,905
L2407827.UP.FTS.B, 8.84%, 1/11/25 ..... 2,210 2,190
L2410161.UP.FTS.B, 9.06%, 1/11/25 ..... 1,231 1,220
L2407027.UP.FTS.B, 9.18%, 1/11/25 ..... 2,772 2,748
L2411609.UP.FTS.B, 9.19%, 1/11/25 ..... 1,232 1,221
L2408028.UP.FTS.B, 9.2%, 1/11/25 ...... 2,147 2,128
FW2412135.UP.FTS.B, 10.19%, 1/11/25 .. 1,237 1,226
L2413510.UP.FTS.B, 10.29%, 1/11/25 .... 10,230 10,139
L2411555.UP.FTS.B, 10.32%, 1/11/25 .... 2,790 2,766
L2408096.UP.FTS.B, 10.52%, 1/11/25 .... 2,525 2,501
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2412813.UP.FTS.B, 10.67%, 1/11/25 .. $ 621 $ 616
L2411669.UP.FTS.B, 10.84%, 1/11/25 .... 1,244 1,233
FW2410432.UP.FTS.B, 10.89%, 1/11/25 .. 3,110 3,084
L2411242.UP.FTS.B, 10.89%, 1/11/25 .... 1,930 1,910
L2413320.UP.FTS.B, 11.28%, 1/11/25 .... 12,468 12,358
L2405109.UP.FTS.B, 11.47%, 1/11/25 .... 980 559
FW2409055.UP.FTS.B, 12.38%, 1/11/25 .. 716 408
L2412366.UP.FTS.B, 12.6%, 1/11/25 ..... 628 623
L2408103.UP.FTS.B, 12.61%, 1/11/25 .... 1,570 1,557
FW2412082.UP.FTS.B, 12.62%, 1/11/25 .. 3,250 3,219
L2410850.UP.FTS.B, 13.07%, 1/11/25 .... 944 936
L2412558.UP.FTS.B, 13.17%, 1/11/25 .... 945 937
L2410120.UP.FTS.B, 14.05%, 1/11/25 .... 1,266 1,255
FW2412033.UP.FTS.B, 14.09%, 1/11/25 .. 2,103 2,083
L2410413.UP.FTS.B, 14.16%, 1/11/25 .... 9,501 9,447
L2397480.UP.FTS.B, 15.09%, 1/11/25 .... 2,614 2,581
L2408428.UP.FTS.B, 15.76%, 1/11/25 .... 7,170 1,028
L2410798.UP.FTS.B, 15.99%, 1/11/25 .... 6,397 6,361
FW2413230.UP.FTS.B, 16.04%, 1/11/25 .. 5,230 383
FW2413492.UP.FTS.B, 16.11%, 1/11/25 .. 955 949
FW2411395.UP.FTS.B, 16.37%, 1/11/25 .. 1,921 1,910
L2407096.UP.FTS.B, 16.55%, 1/11/25 .... 15,081 14,995
L2409614.UP.FTS.B, 17.29%, 1/11/25 .... 3,879 3,855
L2411442.UP.FTS.B, 17.42%, 1/11/25 .... 12,246 12,176
L2409234.UP.FTS.B, 17.51%, 1/11/25 .... 1,934 1,923
L2407062.UP.FTS.B, 17.52%, 1/11/25 .... 1,096 1,090
L2411946.UP.FTS.B, 17.59%, 1/11/25 .... 5,613 5,581
L2412453.UP.FTS.B, 19.73%, 1/11/25 .... 20,285 20,129
L2412506.UP.FTS.B, 19.8%, 1/11/25 ..... 6,148 6,095
L2407256.UP.FTS.B, 20.21%, 1/11/25 .... 4,577 4,527
L2411253.UP.FTS.B, 20.46%, 1/11/25 .... 1,309 1,302
L2413715.UP.FTS.B, 20.58%, 1/11/25 .... 614 610
FW2407665.UP.FTS.B, 20.61%, 1/11/25 .. 16,383 16,204
FW2388641.UP.FTS.B, 21.09%, 1/11/25 .. 657 653
FW2411559.UP.FTS.B, 21.14%, 1/11/25 .. 1,643 1,633
L2401534.UP.FTS.B, 21.34%, 1/11/25 .... 7,875 7,829
L2413329.UP.FTS.B, 21.38%, 1/11/25 .... 10,820 3,102
L2410058.UP.FTS.B, 22.27%, 1/11/25 .... 6,992 6,948
L2413428.UP.FTS.B, 23.28%, 1/11/25 .... 863 854
L2407636.UP.FTS.B, 23.33%, 1/11/25 .... 842 509
FW2411472.UP.FTS.B, 24.01%, 1/11/25 .. 6,769 996
FW2408676.UP.FTS.B, 24.16%, 1/11/25 .. 2,940 2,899
FW2411482.UP.FTS.B, 24.41%, 1/11/25 .. 5,063 5,007
FW2410949.UP.FTS.B, 25.16%, 1/11/25 .. 1,014 1,000
FW2408865.UP.FTS.B, 25.5%, 1/11/25 ... 1,167 1,144
L2410557.UP.FTS.B, 26.28%, 1/11/25 .... 1,685 1,666
FW2409120.UP.FTS.B, 26.65%, 1/11/25 .. 3,376 3,338
FW2412539.UP.FTS.B, 27.71%, 1/11/25 .. 3,393 3,355
FW2411088.UP.FTS.B, 28.45%, 1/11/25 .. 1,362 1,347
FW2412560.UP.FTS.B, 28.48%, 1/11/25 .. 3,678 3,637
FW2412871.UP.FTS.B, 28.66%, 1/11/25 .. 1,363 1,348
FW2410693.UP.FTS.B, 28.78%, 1/11/25 .. 5,851 5,774
FW2408892.UP.FTS.B, 33.73%, 1/11/25 .. 3,303 3,257
L2415563.UP.FTS.B, 5.17%, 1/12/25 .... 4,514 4,468
L2415408.UP.FTS.B, 5.38%, 1/12/25 .... 5,710 5,650
L2398487.UP.FTS.B, 5.43%, 1/12/25 .... 21,050 20,832
L2418369.UP.FTS.B, 5.69%, 1/12/25 .... 905 896
L2414426.UP.FTS.B, 5.8%, 1/12/25 ..... 906 897

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2419630.UP.FTS.B, 6.3%, 1/12/25 .... $ 606 $ 600
L2420304.UP.FTS.B, 6.48%, 1/12/25 .... 1,522 1,506
L2419347.UP.FTS.B, 6.78%, 1/12/25 .... 5,173 5,117
L2416428.UP.FTS.B, 6.81%, 1/12/25 .... 1,215 1,203
FW2414692.UP.FTS.B, 6.84%, 1/12/25 ... 1,216 1,203
L2418759.UP.FTS.B, 6.94%, 1/12/25 .... 5,364 5,308
L2419328.UP.FTS.B, 7.52%, 1/12/25 .... 4,272 4,228
L2415914.UP.FTS.B, 7.64%, 1/12/25 .... 2,137 2,119
FW2418816.UP.FTS.B, 7.73%, 1/12/25 ... 3,667 3,636
L2419589.UP.FTS.B, 7.74%, 1/12/25 .... 9,169 9,091
L2416890.UP.FTS.B, 7.78%, 1/12/25 .... 3,850 3,818
FW2416518.UP.FTS.B, 8.11%, 1/12/25 ... 3,062 3,036
L2417943.UP.FTS.B, 8.11%, 1/12/25 ..... 3,061 3,036
L2414073.UP.FTS.B, 8.79%, 1/12/25 .... 1,346 1,334
L2415019.UP.FTS.B, 8.85%, 1/12/25 .... 1,230 1,220
L2416430.UP.FTS.B, 9.01%, 1/12/25 .... 3,078 3,052
L2414074.UP.FTS.B, 9.04%, 1/12/25 .... 9,234 9,157
FW2416507.UP.FTS.B, 9.11%, 1/12/25 ... 3,594 263
L2417145.UP.FTS.B, 9.34%, 1/12/25 .... 678 673
L2415812.UP.FTS.B, 9.44%, 1/12/25 .... 3,319 3,291
L2417726.UP.FTS.B, 9.57%, 1/12/25 .... 3,089 3,063
FW2413836.UP.FTS.B, 10.39%, 1/12/25 .. 1,543 1,530
L2396686.UP.FTS.B, 10.42%, 1/12/25 .... 3,102 3,076
FW2419415.UP.FTS.B, 10.5%, 1/12/25 ... 1,268 1,197
FW2416931.UP.FTS.B, 10.8%, 1/12/25 ... 6,839 6,785
L2414847.UP.FTS.B, 11.02%, 1/12/25 .... 6,847 6,794
L2414221.UP.FTS.B, 11.17%, 1/12/25 .... 3,115 3,091
FW2416547.UP.FTS.B, 11.39%, 1/12/25 .. 1,810 1,795
L2420369.UP.FTS.B, 11.76%, 1/12/25 .... 10,659 10,551
L2413961.UP.FTS.B, 13.69%, 1/12/25 .... 2,373 2,352
L2411232.UP.FTS.B, 15.21%, 1/12/25 .... 20,748 2,905
L2419075.UP.FTS.B, 17.01%, 1/12/25 .... 1,492 59
L2418199.UP.FTS.B, 17.24%, 1/12/25 .... 201 198
L2417700.UP.FTS.B, 17.92%, 1/12/25 .... 2,884 419
FW2417716.UP.FTS.B, 18.03%, 1/12/25 .. 1,613 1,606
FW2416853.UP.FTS.B, 18.35%, 1/12/25 .. 4,706 4,464
L2418715.UP.FTS.B, 19.25%, 1/12/25 .... 3,256 3,241
L2417349.UP.FTS.B, 20.05%, 1/12/25 .... 1,292 1,285
FW2416638.UP.FTS.B, 22.19%, 1/12/25 .. 6,997 6,609
L2417218.UP.FTS.B, 22.21%, 1/12/25 .... 2,486 2,471
L2414519.UP.FTS.B, 22.88%, 1/12/25 .... 2,187 2,167
L2418909.UP.FTS.B, 22.9%, 1/12/25 .... 420 412
L2414032.UP.FTS.B, 23.21%, 1/12/25 .... 1,833 1,824
L2352635.UP.FTS.B, 23.27%, 1/12/25 .... 4,944 4,895
L2412538.UP.FTS.B, 23.48%, 1/12/25 .... 2,688 2,656
FW2417500.UP.FTS.B, 23.65%, 1/12/25 .. 1,542 82
FW2414957.UP.FTS.B, 23.71%, 1/12/25 .. 7,909 7,871
FW2414041.UP.FTS.B, 23.78%, 1/12/25 .. 2,663 2,638
FW2416686.UP.FTS.B, 24.84%, 1/12/25 .. 1,621 1,602
FW2415083.UP.FTS.B, 27.47%, 1/12/25 .. 4,735 281
FW2414437.UP.FTS.B, 27.76%, 1/12/25 .. 2,036 2,017
L2636718.UP.FTS.B, 6.51%, 2/15/25 .... 666 178
L2631679.UP.FTS.B, 6.61%, 2/15/25 .... 3,166 3,133
L2632890.UP.FTS.B, 6.77%, 2/15/25 .... 6,338 6,272
L2634175.UP.FTS.B, 6.95%, 2/15/25 .... 5,719 5,660
L2634671.UP.FTS.B, 8.48%, 2/15/25 .... 22,418 22,218
L2634533.UP.FTS.B, 8.5%, 2/15/25 ..... 12,812 12,697
L2634613.UP.FTS.B, 8.55%, 2/15/25 .... 4,481 4,441
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2633581.UP.FTS.B, 9.23%, 2/15/25 .... $ 1,348 $ 1,335
FW2634377.UP.FTS.B, 10%, 2/15/25 .... 646 640
L2634177.UP.FTS.B, 15.21%, 2/15/25 .... 1,459 1,450
L2636760.UP.FTS.B, 15.98%, 2/15/25 .... 9,164 8,666
FW2634284.UP.FTS.B, 16.22%, 2/15/25 .. 6,664 6,623
L2634751.UP.FTS.B, 16.31%, 2/15/25 .... 1,267 1,256
L2631912.UP.FTS.B, 16.39%, 2/15/25 .... 4,002 3,977
L2636882.UP.FTS.B, 16.54%, 2/15/25 .... 3,671 3,649
L2632664.UP.FTS.B, 17.32%, 2/15/25 .... 696 659
L2633074.UP.FTS.B, 18.31%, 2/15/25 .... 2,378 2,342
L2634161.UP.FTS.B, 18.39%, 2/15/25 .... 2,828 2,811
L2631294.UP.FTS.B, 19.11%, 2/15/25 .... 727 200
L2632627.UP.FTS.B, 20.79%, 2/15/25 .... 6,812 6,737
L2634669.UP.FTS.B, 20.85%, 2/15/25 .... 7,086 7,009
L2631763.UP.FTS.B, 20.93%, 2/15/25 .... 5,924 5,887
FW2631365.UP.FTS.B, 21.86%, 2/15/25 .. 4,450 4,401
FW2637244.UP.FTS.B, 22.65%, 2/15/25 .. 687 680
FW2633708.UP.FTS.B, 25.99%, 2/15/25 .. 4,534 4,484
FW2631136.UP.FTS.B, 27.13%, 2/15/25 .. 1,156 1,138
FW2631651.UP.FTS.B, 27.52%, 2/15/25 .. 4,565 4,514
FW2635191.UP.FTS.B, 29%, 2/15/25 .... 3,140 476
FW2631826.UP.FTS.B, 31.23%, 2/15/25 .. 3,769 3,723
L2639657.UP.FTS.B, 5.92%, 2/16/25 .... 948 938
L2639334.UP.FTS.B, 6.42%, 2/16/25 .... 4,109 4,064
FW2638680.UP.FTS.B, 7.01%, 2/16/25 ... 1,398 1,384
L2639360.UP.FTS.B, 7.14%, 2/16/25 .... 3,375 3,339
L2643179.UP.FTS.B, 7.28%, 2/16/25 .... 233 231
L2638987.UP.FTS.B, 9.25%, 2/16/25 .... 1,468 1,454
L2642308.UP.FTS.B, 10.18%, 2/16/25 .... 6,462 6,409
FW2644636.UP.FTS.B, 10.31%, 2/16/25 .. 645 639
L2640736.UP.FTS.B, 10.49%, 2/16/25 .... 971 963
FW2639791.UP.FTS.B, 11.24%, 2/16/25 .. 3,249 3,224
FW2644605.UP.FTS.B, 13.5%, 2/16/25 ... 6,233 6,180
FW2640049.UP.FTS.B, 13.66%, 2/16/25 .. 7,043 6,990
FW2641858.UP.FTS.B, 14.06%, 2/16/25 .. 3,591 3,571
FW2640344.UP.FTS.B, 14.17%, 2/16/25 .. 1,686 1,593
L2644835.UP.FTS.B, 14.27%, 2/16/25 .... 8,567 8,502
L2639914.UP.FTS.B, 14.3%, 2/16/25 .... 4,620 4,597
L2573704.UP.FTS.B, 14.5%, 2/16/25 .... 2,643 2,629
FW2642814.UP.FTS.B, 15.64%, 2/16/25 .. 3,668 3,640
L2644825.UP.FTS.B, 15.86%, 2/16/25 .... 866 853
L2640305.UP.FTS.B, 16.68%, 2/16/25 .... 4,343 4,321
FW2644294.UP.FTS.B, 16.92%, 2/16/25 .. 2,205 2,194
FW2639338.UP.FTS.B, 17.66%, 2/16/25 .. 6,705 6,671
L2641019.UP.FTS.B, 18.97%, 2/16/25 .... 10,130 10,079
L2639930.UP.FTS.B, 19.1%, 2/16/25 .... 1,487 1,479
L2644145.UP.FTS.B, 19.28%, 2/16/25 .... 1,850 521
L2637891.UP.FTS.B, 19.29%, 2/16/25 .... 5,680 830
FW2639706.UP.FTS.B, 19.94%, 2/16/25 .. 4,342 4,300
L2641952.UP.FTS.B, 19.98%, 2/16/25 .... 2,986 2,971
L2641810.UP.FTS.B, 22.34%, 2/16/25 .... 698 688
FW2643292.UP.FTS.B, 23.05%, 2/16/25 .. 3,373 3,341
L2639553.UP.FTS.B, 23.86%, 2/16/25 .... 8,647 1,301
FW2639697.UP.FTS.B, 24.32%, 2/16/25 .. 1,219 1,154
FW2638912.UP.FTS.B, 24.71%, 2/16/25 .. 2,005 144
FW2643827.UP.FTS.B, 25.41%, 2/16/25 .. 3,481 3,449
FW2643384.UP.FTS.B, 26.02%, 2/16/25 .. 2,824 2,790
L2627901.UP.FTS.B, 28.31%, 2/16/25 .... 9,937 9,844

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2644671.UP.FTS.B, 5.08%, 2/17/25 .... $ 6,284 $ 6,221
L2645028.UP.FTS.B, 11.5%, 2/17/25 ..... 2,370 2,240
L2604120.UP.FTS.B, 17.7%, 2/17/25 .... 6,731 6,681
L1869314.UP.FTS.B, 21.8%, 3/18/25 .... 4,261 309
FW1872890.UP.FTS.B, 24.47%, 3/18/25 .. 701 691
L2006292.UP.FTS.B, 11.48%, 4/09/25 .... 840 831
L2006010.UP.FTS.B, 18.05%, 4/09/25 .... 909 898
L2008991.UP.FTS.B, 19.31%, 4/09/25 .... 6,556 6,495
FW2007173.UP.FTS.B, 24.62%, 4/09/25 .. 781 774
FW2008582.UP.FTS.B, 28.77%, 4/09/25 .. 883 871
L2076313.UP.FTS.B, 15.86%, 4/19/25 .... 866 856
FW2078328.UP.FTS.B, 19.87%, 4/19/25 .. 3,554 3,528
L2078933.UP.FTS.B, 22.16%, 4/19/25 .... 8,689 8,194
FW2077645.UP.FTS.B, 27.94%, 4/28/25 .. 1,880 1,850
L2197032.UP.FTS.B, 22.34%, 5/07/25 .... 1,822 131
L2200082.UP.FTS.B, 23.29%, 5/08/25 .... 2,362 2,312
L2201277.UP.FTS.B, 23.37%, 5/08/25 .... 2,381 2,337
FW2202263.UP.FTS.B, 23.94%, 5/08/25 .. 1,122 1,101
FW2201445.UP.FTS.B, 27.41%, 5/08/25 .. 4,242 47
FW2205860.UP.FTS.B, 28.57%, 5/08/25 .. 1,625 1,600
FW2202524.UP.FTS.B, 28.64%, 5/08/25 .. 1,393 1,368
FW2408831.UP.FTS.B, 10.24%, 6/11/25 .. 3,719 271
FW2412930.UP.FTS.B, 12.99%, 6/11/25 .. 3,748 982
FW2410127.UP.FTS.B, 20.85%, 6/11/25 .. 666 657
L2415625.UP.FTS.B, 8.97%, 6/12/25 .... 2,291 2,260
L2414544.UP.FTS.B, 14.43%, 6/12/25 .... 1,942 1,918
FW2414761.UP.FTS.B, 23.39%, 6/12/25 .. 809 (5)
FW2417137.UP.FTS.B, 28.46%, 6/12/25 .. 8,436 1,253
FW1710146.UP.FTS.B, 13.91%, 7/14/25 .. 1,704 1,699
FW2631536.UP.FTS.B, 18.63%, 7/15/25 .. 1,073 296
L2639542.UP.FTS.B, 8.21%, 7/16/25 .... 1,757 1,735
FW2639899.UP.FTS.B, 18.71%, 7/16/25 .. 7,419 7,342
FW2639247.UP.FTS.B, 27.74%, 7/16/25 .. 6,600 6,210
FW1873996.UP.FTS.B, 28.24%, 8/18/25 .. 4,141 635
FW1872459.UP.FTS.B, 28.31%, 8/18/25 .. 491 486
L2007014.UP.FTS.B, 20.64%, 9/09/25 .... 3,059 3,044
FW2009505.UP.FTS.B, 26.53%, 9/09/25 .. 2,426 172
FW2005459.UP.FTS.B, 26.79%, 9/09/25 .. 763 218
L2195122.UP.FTS.B, 20.26%, 10/07/25 ... 3,982 3,922
L2206982.UP.FTS.B, 9.5%, 10/08/25 .... 631 624
FW2418164.UP.FTS.B, 9.41%, 11/12/25 .. 1,646 1,629
FW2418415.UP.FTS.B, 26.15%, 11/12/25 . 10,624 3,034
FW2414944.UP.FTS.B, 29.31%, 11/12/25 . 2,147 315
FW2635737.UP.FTS.B, 5.82%, 12/15/25 .. 2,599 353
FW2645054.UP.FTS.B, 11.7%, 12/17/25 .. 5,546 785
L1711804.UP.FTS.B, 9.08%, 9/14/26 ..... 7,305 7,246
L1709773.UP.FTS.B, 9.1%, 9/14/26 ..... 1,461 1,449
L1709466.UP.FTS.B, 9.12%, 9/14/26 .... 8,032 7,967
L1711063.UP.FTS.B, 9.57%, 9/14/26 ..... 10,262 10,178
L1711325.UP.FTS.B, 9.58%, 9/14/26 ..... 12,486 12,379
L1710250.UP.FTS.B, 9.72%, 9/14/26 .... 5,870 5,819
L1710722.UP.FTS.B, 9.73%, 9/14/26 .... 14,676 14,556
L1709358.UP.FTS.B, 10.97%, 9/14/26 .... 31,178 30,897
L1709982.UP.FTS.B, 11.59%, 9/14/26 .... 8,609 8,530
FW1711975.UP.FTS.B, 11.76%, 9/14/26 .. 21,268 2,924
L1711112.UP.FTS.B, 12.03%, 9/14/26 .... 14,903 14,774
FW1709227.UP.FTS.B, 12.04%, 9/14/26 .. 1,186 1,172
L1711960.UP.FTS.B, 12.48%, 9/14/26 .... 2,242 2,222
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1708544.UP.FTS.B, 12.57%, 9/14/26 .... $ 2,979 $ 2,953
L1709990.UP.FTS.B, 12.82%, 9/14/26 .... 1,747 1,730
L1709442.UP.FTS.B, 13.19%, 9/14/26 .... 37,531 37,205
L1712219.UP.FTS.B, 13.34%, 9/14/26 .... 2,533 2,505
L1711120.UP.FTS.B, 13.48%, 9/14/26 .... 4,813 4,771
L1711626.UP.FTS.B, 13.98%, 9/14/26 .... 15,088 14,957
L1705354.UP.FTS.B, 14.33%, 9/14/26 .... 18,146 17,989
L1709686.UP.FTS.B, 14.5%, 9/14/26 .... 15,140 15,009
L1712030.UP.FTS.B, 15.05%, 9/14/26 .... 2,278 2,257
L1709833.UP.FTS.B, 15.27%, 9/14/26 .... 9,125 9,038
FW1711888.UP.FTS.B, 15.29%, 9/14/26 .. 7,606 7,534
L1711759.UP.FTS.B, 15.35%, 9/14/26 .... 7,610 7,537
FW1710596.UP.FTS.B, 15.85%, 9/14/26 .. 3,816 3,779
L1710000.UP.FTS.B, 16.05%, 9/14/26 .... 14,737 14,582
FW1711241.UP.FTS.B, 16.08%, 9/14/26 .. 3,057 3,028
L1707201.UP.FTS.B, 16.24%, 9/14/26 .... 11,475 11,365
L1708577.UP.FTS.B, 16.66%, 9/14/26 .... 5,447 5,387
L1710867.UP.FTS.B, 16.91%, 9/14/26 .... 3,392 246
FW1709135.UP.FTS.B, 16.99%, 9/14/26 .. 3,982 1,070
L1709613.UP.FTS.B, 17.03%, 9/14/26 .... 2,306 2,284
L1711610.UP.FTS.B, 17.32%, 9/14/26 .... 19,247 19,041
L1708807.UP.FTS.B, 17.72%, 9/14/26 .... 7,717 7,643
L1711190.UP.FTS.B, 17.79%, 9/14/26 .... 5,019 4,965
L1710981.UP.FTS.B, 17.81%, 9/14/26 .... 7,941 7,474
L1710421.UP.FTS.B, 18.12%, 9/14/26 .... 11,386 11,234
FW1709424.UP.FTS.B, 18.79%, 9/14/26 .. 11,649 11,537
FW1709134.UP.FTS.B, 18.89%, 9/14/26 .. 8,060 2,241
L1710731.UP.FTS.B, 18.91%, 9/14/26 .... 2,331 2,306
L1712201.UP.FTS.B, 18.94%, 9/14/26 .... 1,928 1,907
L1709877.UP.FTS.B, 19.26%, 9/14/26 .... 3,824 3,781
L1711904.UP.FTS.B, 19.49%, 9/14/26 .... 15,507 15,486
L1711008.UP.FTS.B, 19.81%, 9/14/26 .... 7,811 7,803
L1711215.UP.FTS.B, 19.91%, 9/14/26 .... 4,834 4,600
L1709643.UP.FTS.B, 20.04%, 9/14/26 .... 3,128 3,094
L1708842.UP.FTS.B, 20.24%, 9/14/26 .... 6,131 6,118
L1708429.UP.FTS.B, 20.63%, 9/14/26 .... 2,354 2,351
L1710126.UP.FTS.B, 20.84%, 9/14/26 .... 5,495 5,489
L1708585.UP.FTS.B, 20.86%, 9/14/26 .... 23,549 23,522
L1711983.UP.FTS.B, 20.92%, 9/14/26 .... 4,077 1,138
FW1711817.UP.FTS.B, 20.95%, 9/14/26 .. 3,773 3,769
L1711180.UP.FTS.B, 21%, 9/14/26 ...... 18,888 18,828
L1711790.UP.FTS.B, 21.29%, 9/14/26 .... 1,036 1,000
FW1708681.UP.FTS.B, 21.58%, 9/14/26 .. 500 491
FW1712143.UP.FTS.B, 21.68%, 9/14/26 .. 3,946 3,942
L1709159.UP.FTS.B, 22.01%, 9/14/26 .... 11,979 11,833
L1707499.UP.FTS.B, 22.03%, 9/14/26 .... 7,892 7,882
L1710829.UP.FTS.B, 22.11%, 9/14/26 .... 3,956 3,917
L1709427.UP.FTS.B, 22.21%, 9/14/26 .... 3,166 3,162
L1710706.UP.FTS.B, 22.62%, 9/14/26 .... 2,441 2,437
FW1708581.UP.FTS.B, 23.53%, 9/14/26 .. 10,297 10,224
L1712099.UP.FTS.B, 23.67%, 9/14/26 .... 1,914 137
L1704673.UP.FTS.B, 23.71%, 9/14/26 .... 8,840 8,815
L1709189.UP.FTS.B, 24.05%, 9/14/26 .... 29,327 4,402
FW1709337.UP.FTS.B, 24.31%, 9/14/26 .. 21,257 380
L1712413.UP.FTS.B, 24.71%, 9/14/26 .... 1,121 78
L1709924.UP.FTS.B, 24.74%, 9/14/26 .... 1,239 1,179
L1710379.UP.FTS.B, 24.83%, 9/14/26 .... 1,043 1,042
L1710592.UP.FTS.B, 25.03%, 9/14/26 .... 1,044 1,043

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1706788.UP.FTS.B, 25.12%, 9/14/26 .... $ 1,447 $ 1,445
FW1712236.UP.FTS.B, 25.24%, 9/14/26 .. 7,219 518
L1710759.UP.FTS.B, 25.29%, 9/14/26 .... 885 884
L1712021.UP.FTS.B, 25.29%, 9/14/26 .... 2,574 2,571
L1709050.UP.FTS.B, 25.44%, 9/14/26 .... 2,415 2,412
L1712014.UP.FTS.B, 25.46%, 9/14/26 .... 1,369 1,367
L1710375.UP.FTS.B, 25.49%, 9/14/26 .... 1,608 1,606
L1707815.UP.FTS.B, 25.5%, 9/14/26 .... 5,929 889
L1711582.UP.FTS.B, 25.87%, 9/14/26 .... 21,506 20,464
L1709668.UP.FTS.B, 25.91%, 9/14/26 .... 1,210 1,197
L1708800.UP.FTS.B, 25.93%, 9/14/26 .... 4,103 45
L1711668.UP.FTS.B, 26.18%, 9/14/26 .... 3,798 3,793
L1704675.UP.FTS.B, 26.55%, 9/14/26 .... 5,277 5,260
FW1711990.UP.FTS.B, 26.83%, 9/14/26 .. 7,458 7,448
FW1712397.UP.FTS.B, 27.52%, 9/14/26 .. 2,540 2,414
FW1711280.UP.FTS.B, 28.58%, 9/14/26 .. 17,579 16,719
FW1712164.UP.FTS.B, 28.97%, 9/14/26 .. 2,881 2,872
FW1701558.UP.FTS.B, 29.38%, 9/14/26 .. 9,833 9,817
FW1709270.UP.FTS.B, 29.95%, 9/14/26 .. 4,445 4,438
FW1711943.UP.FTS.B, 30.23%, 9/14/26 .. 4,165 4,153
FW1708159.UP.FTS.B, 30.6%, 9/14/26 ... 1,540 1,533
FW1710725.UP.FTS.B, 30.72%, 9/14/26 .. 2,556 2,540
FW1712184.UP.FTS.B, 30.77%, 9/14/26 .. 4,595 4,582
FW1708283.UP.FTS.B, 30.95%, 9/14/26 .. 3,308 3,303
FW1709045.UP.FTS.B, 31.04%, 9/14/26 .. 2,481 2,477
FW1711778.UP.FTS.B, 31.18%, 9/14/26 .. 2,732 2,727
FW1709206.UP.FTS.B, 31.24%, 9/14/26 .. 1,159 1,157
FW1709237.UP.FTS.B, 31.24%, 9/14/26 .. 4,139 4,132
FW1712567.UP.FTS.B, 31.44%, 9/14/26 .. 2,403 2,399
FW1711131.UP.FTS.B, 31.51%, 9/14/26 .. 1,946 1,851
FW1708209.UP.FTS.B, 31.55%, 9/14/26 .. 4,721 4,678
FW1708897.UP.FTS.B, 32.27%, 9/14/26 .. 2,603 769
FW1707590.UP.FTS.B, 32.85%, 9/14/26 .. 4,312 303
L1873953.UP.FTS.B, 6.89%, 10/18/26 .... 36,730 36,438
FW1872946.UP.FTS.B, 7.02%, 10/18/26 .. 4,783 4,742
L1873658.UP.FTS.B, 8.56%, 10/18/26 .... 27,129 26,916
L1873576.UP.FTS.B, 10.5%, 10/18/26 .... 8,104 7,617
L1871496.UP.FTS.B, 10.72%, 10/18/26 ... 13,944 13,828
L1873797.UP.FTS.B, 10.87%, 10/18/26 ... 3,833 3,604
L1874550.UP.FTS.B, 10.94%, 10/18/26 ... 6,025 5,974
L1873178.UP.FTS.B, 11.12%, 10/18/26 ... 5,969 5,919
L1873001.UP.FTS.B, 11.14%, 10/18/26 ... 5,667 5,620
L1872155.UP.FTS.B, 11.36%, 10/18/26 ... 1,518 1,505
L1873842.UP.FTS.B, 11.7%, 10/18/26 .... 13,194 13,083
L1873090.UP.FTS.B, 11.9%, 10/18/26 .... 1,139 1,129
L1873798.UP.FTS.B, 12.44%, 10/18/26 ... 3,047 3,021
L1873392.UP.FTS.B, 12.58%, 10/18/26 ... 9,759 9,677
L1874099.UP.FTS.B, 12.59%, 10/18/26 ... 13,702 13,586
L1873896.UP.FTS.B, 12.61%, 10/18/26 ... 4,507 245
L1873977.UP.FTS.B, 12.66%, 10/18/26 ... 9,668 9,586
L1872876.UP.FTS.B, 13.07%, 10/18/26 ... 1,912 1,896
L1874284.UP.FTS.B, 13.39%, 10/18/26 ... 6,129 6,078
L1873391.UP.FTS.B, 13.44%, 10/18/26 ... 7,664 7,600
L1873434.UP.FTS.B, 13.54%, 10/18/26 ... 2,275 2,255
FW1873975.UP.FTS.B, 13.55%, 10/18/26 . 4,985 4,943
FW1874302.UP.FTS.B, 13.81%, 10/18/26 . 38,300 37,976
L1873174.UP.FTS.B, 13.86%, 10/18/26 ... 12,036 11,912
L1874369.UP.FTS.B, 14.32%, 10/18/26 ... 6,167 6,101
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1874287.UP.FTS.B, 14.37%, 10/18/26 ... $ 12,332 $ 12,229
FW1874328.UP.FTS.B, 14.8%, 10/18/26 .. 7,726 7,655
L1860167.UP.FTS.B, 14.86%, 10/18/26 ... 1,314 1,302
L1873885.UP.FTS.B, 15.48%, 10/18/26 ... 14,738 14,615
L1874280.UP.FTS.B, 15.62%, 10/18/26 ... 23,868 22,467
L1873194.UP.FTS.B, 15.66%, 10/18/26 ... 1,961 1,943
L1873835.UP.FTS.B, 15.93%, 10/18/26 ... 7,951 7,484
L1873166.UP.FTS.B, 16.01%, 10/18/26 ... 15,562 15,417
L1872550.UP.FTS.B, 16.04%, 10/18/26 ... 3,891 3,850
L1872814.UP.FTS.B, 16.38%, 10/18/26 ... 11,651 11,541
L1874290.UP.FTS.B, 16.39%, 10/18/26 ... 2,801 727
L1873320.UP.FTS.B, 16.64%, 10/18/26 ... 1,562 1,547
L1873808.UP.FTS.B, 16.88%, 10/18/26 ... 4,301 4,256
L1874262.UP.FTS.B, 17.04%, 10/18/26 ... 5,024 4,969
L1873419.UP.FTS.B, 17.21%, 10/18/26 ... 3,917 3,881
L1873707.UP.FTS.B, 17.21%, 10/18/26 ... 9,406 9,306
L1874383.UP.FTS.B, 17.27%, 10/18/26 ... 7,209 7,134
FW1869707.UP.FTS.B, 17.52%, 10/18/26 . 11,771 11,648
FW1874259.UP.FTS.B, 17.55%, 10/18/26 . 25,671 25,397
FW1873390.UP.FTS.B, 17.6%, 10/18/26 .. 9,421 9,322
L1873345.UP.FTS.B, 17.63%, 10/18/26 ... 4,648 4,597
FW1874335.UP.FTS.B, 17.64%, 10/18/26 . 31,484 31,216
L1874163.UP.FTS.B, 17.64%, 10/18/26 ... 5,485 5,427
FW1874438.UP.FTS.B, 18.01%, 10/18/26 . 4,350 4,271
L1868602.UP.FTS.B, 18.18%, 10/18/26 ... 2,757 2,728
L1872889.UP.FTS.B, 18.38%, 10/18/26 ... 16,127 15,182
FW1873109.UP.FTS.B, 18.49%, 10/18/26 . 7,495 7,416
L1872957.UP.FTS.B, 18.56%, 10/18/26 ... 10,576 2,944
L1874471.UP.FTS.B, 18.86%, 10/18/26 ... 993 977
L1872626.UP.FTS.B, 19.06%, 10/18/26 ... 5,700 5,639
L1873648.UP.FTS.B, 19.32%, 10/18/26 ... 3,570 3,526
L1873350.UP.FTS.B, 19.42%, 10/18/26 ... 9,184 9,078
FW1874119.UP.FTS.B, 19.46%, 10/18/26 . 11,898 11,772
L1873155.UP.FTS.B, 19.56%, 10/18/26 ... 2,622 2,590
L1873356.UP.FTS.B, 19.63%, 10/18/26 ... 1,350 1,349
L1873176.UP.FTS.B, 19.77%, 10/18/26 ... 11,918 11,910
FW1873722.UP.FTS.B, 19.81%, 10/18/26 . 5,563 5,505
L1872983.UP.FTS.B, 19.88%, 10/18/26 ... 4,785 4,727
FW1873856.UP.FTS.B, 20.15%, 10/18/26 . 4,777 4,726
L1873825.UP.FTS.B, 20.43%, 10/18/26 ... 39,865 39,835
L1873221.UP.FTS.B, 20.79%, 10/18/26 ... 1,598 1,581
L1872967.UP.FTS.B, 21.07%, 10/18/26 ... 5,197 5,192
L1866820.UP.FTS.B, 21.37%, 10/18/26 ... 20,093 20,041
L1874536.UP.FTS.B, 21.47%, 10/18/26 ... 4,330 4,284
L1873820.UP.FTS.B, 21.93%, 10/18/26 ... 2,732 2,730
L1872738.UP.FTS.B, 21.97%, 10/18/26 ... 1,206 1,203
L1872849.UP.FTS.B, 21.97%, 10/18/26 ... 1,918 1,894
L1873278.UP.FTS.B, 21.98%, 10/18/26 ... 4,742 4,738
L1873489.UP.FTS.B, 22.12%, 10/18/26 ... 12,066 12,057
L1872778.UP.FTS.B, 22.26%, 10/18/26 ... 3,321 960
L1872381.UP.FTS.B, 22.4%, 10/18/26 .... 2,014 2,012
L1872881.UP.FTS.B, 22.46%, 10/18/26 ... 29,099 28,951
L1872904.UP.FTS.B, 22.48%, 10/18/26 ... 4,029 4,026
L1873504.UP.FTS.B, 22.55%, 10/18/26 ... 1,061 1,057
L1874352.UP.FTS.B, 22.6%, 10/18/26 .... 26,366 26,345
L1874034.UP.FTS.B, 22.67%, 10/18/26 ... 1,775 1,773
L1873496.UP.FTS.B, 22.72%, 10/18/26 ... 13,169 13,132
L1873741.UP.FTS.B, 22.96%, 10/18/26 ... 1,363 1,361

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1873716.UP.FTS.B, 23.2%, 10/18/26 .. $ 5,252 $ 800
L1873307.UP.FTS.B, 23.79%, 10/18/26 ... 1,219 1,216
L1873349.UP.FTS.B, 23.8%, 10/18/26 .... 1,649 247
L1872931.UP.FTS.B, 23.85%, 10/18/26 ... 4,057 4,054
L1873492.UP.FTS.B, 23.95%, 10/18/26 ... 14,133 14,117
L1874063.UP.FTS.B, 24.01%, 10/18/26 ... 5,684 5,679
L1873180.UP.FTS.B, 24.02%, 10/18/26 ... 812 811
L1872601.UP.FTS.B, 24.04%, 10/18/26 ... 4,161 3,960
L1873408.UP.FTS.B, 24.34%, 10/18/26 ... 2,440 2,438
FW1873441.UP.FTS.B, 24.5%, 10/18/26 .. 9,776 702
L1873696.UP.FTS.B, 24.62%, 10/18/26 ... 3,941 1,153
L1870381.UP.FTS.B, 24.72%, 10/18/26 ... 5,640 5,632
L1873373.UP.FTS.B, 24.83%, 10/18/26 ... 4,080 4,069
L1868887.UP.FTS.B, 24.97%, 10/18/26 ... 12,021 11,996
L1872882.UP.FTS.B, 24.99%, 10/18/26 ... 2,149 325
L1872784.UP.FTS.B, 25.04%, 10/18/26 ... 5,305 5,301
L1874475.UP.FTS.B, 25.04%, 10/18/26 ... 1,877 1,875
L1873877.UP.FTS.B, 25.05%, 10/18/26 ... 3,677 3,666
L1874065.UP.FTS.B, 25.09%, 10/18/26 ... 8,126 7,735
L1872998.UP.FTS.B, 25.1%, 10/18/26 .... 817 807
FW1874269.UP.FTS.B, 25.11%, 10/18/26 . 4,082 4,078
L1873308.UP.FTS.B, 25.11%, 10/18/26 ... 1,245 1,228
L1873304.UP.FTS.B, 25.15%, 10/18/26 ... 1,337 1,334
FW1873516.UP.FTS.B, 25.23%, 10/18/26 . 12,328 12,297
L1872941.UP.FTS.B, 25.23%, 10/18/26 ... 1,307 1,306
FW1872050.UP.FTS.B, 25.29%, 10/18/26 . 3,499 248
FW1873077.UP.FTS.B, 25.29%, 10/18/26 . 2,451 2,449
L1870436.UP.FTS.B, 25.29%, 10/18/26 ... 2,288 2,286
L1873438.UP.FTS.B, 25.33%, 10/18/26 ... 1,131 80
L1873627.UP.FTS.B, 25.33%, 10/18/26 ... 777 774
L1805232.UP.FTS.B, 25.36%, 10/18/26 ... 4,496 4,492
L1872764.UP.FTS.B, 25.4%, 10/18/26 .... 1,227 1,226
L1869327.UP.FTS.B, 25.42%, 10/18/26 ... 2,454 2,447
L1872094.UP.FTS.B, 25.42%, 10/18/26 ... 3,545 254
L1873079.UP.FTS.B, 25.43%, 10/18/26 ... 1,144 1,139
L1873235.UP.FTS.B, 25.45%, 10/18/26 ... 5,377 5,371
L1874416.UP.FTS.B, 25.46%, 10/18/26 ... 24,358 24,328
L1873049.UP.FTS.B, 25.47%, 10/18/26 ... 4,010 3,999
L1874151.UP.FTS.B, 25.48%, 10/18/26 ... 900 899
L1874395.UP.FTS.B, 25.5%, 10/18/26 .... 6,882 2,012
L1873528.UP.FTS.B, 25.71%, 10/18/26 ... 6,059 6,054
L1874370.UP.FTS.B, 25.71%, 10/18/26 ... 4,391 4,385
L1873151.UP.FTS.B, 25.86%, 10/18/26 ... 1,776 1,767
L1874250.UP.FTS.B, 25.87%, 10/18/26 ... 8,547 8,518
L1874041.UP.FTS.B, 26.01%, 10/18/26 ... 6,115 6,102
FW1874338.UP.FTS.B, 26.12%, 10/18/26 . 8,216 8,193
L1870887.UP.FTS.B, 26.18%, 10/18/26 ... 1,395 1,394
L1874047.UP.FTS.B, 26.3%, 10/18/26 .... 833 793
FW1874080.UP.FTS.B, 26.63%, 10/18/26 . 1,632 1,591
FW1874049.UP.FTS.B, 26.74%, 10/18/26 . 8,490 8,072
FW1874429.UP.FTS.B, 27.19%, 10/18/26 . 3,134 3,125
FW1873145.UP.FTS.B, 27.24%, 10/18/26 . 8,182 8,170
FW1873640.UP.FTS.B, 27.67%, 10/18/26 . 29,329 27,944
FW1873344.UP.FTS.B, 27.72%, 10/18/26 . 11,572 11,560
FW1873866.UP.FTS.B, 28.25%, 10/18/26 . 816 814
FW1872622.UP.FTS.B, 28.59%, 10/18/26 . 2,479 2,476
FW1873950.UP.FTS.B, 28.68%, 10/18/26 . 1,831 1,825
FW1874321.UP.FTS.B, 28.99%, 10/18/26 . 1,330 1,329
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1874251.UP.FTS.B, 29.26%, 10/18/26 . $ 4,163 $ 4,159
FW1874208.UP.FTS.B, 29.47%, 10/18/26 . 2,916 2,913
FW1873160.UP.FTS.B, 30.04%, 10/18/26 . 1,873 1,867
FW1874215.UP.FTS.B, 30.05%, 10/18/26 . 15,466 (7)
FW1874445.UP.FTS.B, 30.14%, 10/18/26 . 3,596 254
FW1873268.UP.FTS.B, 30.52%, 10/18/26 . 1,507 1,505
FW1872558.UP.FTS.B, 30.55%, 10/18/26 . 1,088 1,087
FW1872779.UP.FTS.B, 30.59%, 10/18/26 . 1,633 1,629
FW1873577.UP.FTS.B, 30.59%, 10/18/26 . 5,023 5,018
FW1872937.UP.FTS.B, 30.6%, 10/18/26 .. 3,333 3,329
FW1873917.UP.FTS.B, 30.73%, 10/18/26 . 1,170 82
FW1873110.UP.FTS.B, 30.82%, 10/18/26 . 3,520 3,516
FW1873983.UP.FTS.B, 30.83%, 10/18/26 . 1,929 1,924
FW1873168.UP.FTS.B, 30.88%, 10/18/26 . 3,102 3,098
FW1873018.UP.FTS.B, 31%, 10/18/26 ... 933 889
FW1874190.UP.FTS.B, 31.02%, 10/18/26 . 15,833 15,799
FW1873583.UP.FTS.B, 31.05%, 10/18/26 . 1,172 82
FW1874435.UP.FTS.B, 31.05%, 10/18/26 . 1,510 1,508
FW1873245.UP.FTS.B, 31.06%, 10/18/26 . 1,174 1,173
FW1873234.UP.FTS.B, 31.11%, 10/18/26 . 3,677 3,672
FW1873980.UP.FTS.B, 31.12%, 10/18/26 . 2,030 2,024
FW1873675.UP.FTS.B, 31.14%, 10/18/26 . 18,273 18,166
FW1873932.UP.FTS.B, 31.15%, 10/18/26 . 3,132 174
FW1874112.UP.FTS.B, 31.18%, 10/18/26 . 4,113 4,109
FW1873036.UP.FTS.B, 31.2%, 10/18/26 .. 2,690 2,682
FW1872966.UP.FTS.B, 31.83%, 10/18/26 . 3,872 3,867
FW1872975.UP.FTS.B, 32.03%, 10/18/26 . 2,612 2,609
FW1873464.UP.FTS.B, 22.91%, 11/03/26 . 2,459 2,453
FW2008579.UP.FTS.B, 5.93%, 11/09/26 .. 37,274 37,005
L2010047.UP.FTS.B, 7.23%, 11/09/26 .... 7,501 7,437
L2005604.UP.FTS.B, 7.24%, 11/09/26 .... 18,050 17,899
L1947969.UP.FTS.B, 8.25%, 11/09/26 .... 2,346 2,327
L2004931.UP.FTS.B, 8.92%, 11/09/26 .... 14,439 14,320
FW2005584.UP.FTS.B, 8.98%, 11/09/26 .. 12,164 12,064
L2009940.UP.FTS.B, 9.06%, 11/09/26 .... 25,859 25,646
L2009771.UP.FTS.B, 9.73%, 11/09/26 .... 3,819 3,782
L2010120.UP.FTS.B, 9.74%, 11/09/26 .... 15,274 15,149
L1982018.UP.FTS.B, 9.85%, 11/09/26 .... 3,821 3,790
L2005005.UP.FTS.B, 9.85%, 11/09/26 .... 15,287 15,142
L2007402.UP.FTS.B, 10.3%, 11/09/26 .... 7,653 7,591
L2008329.UP.FTS.B, 10.3%, 11/09/26 .... 4,598 4,560
L2008701.UP.FTS.B, 10.48%, 11/09/26 ... 5,317 5,265
L2009188.UP.FTS.B, 10.68%, 11/09/26 ... 20,114 19,914
L2008677.UP.FTS.B, 10.77%, 11/09/26 ... 7,664 7,591
L2009665.UP.FTS.B, 10.88%, 11/09/26 ... 6,536 6,474
L2008105.UP.FTS.B, 10.89%, 11/09/26 ... 17,431 17,197
L2006261.UP.FTS.B, 10.9%, 11/09/26 .... 4,230 4,190
L2009417.UP.FTS.B, 11.04%, 11/09/26 ... 3,734 3,697
L2004983.UP.FTS.B, 11.09%, 11/09/26 ... 18,550 18,393
L2009190.UP.FTS.B, 11.31%, 11/09/26 ... 15,344 15,199
L2006518.UP.FTS.B, 11.38%, 11/09/26 ... 2,612 2,586
L1977043.UP.FTS.B, 11.43%, 11/09/26 ... 4,165 4,126
FW2006974.UP.FTS.B, 11.44%, 11/09/26 . 9,643 9,552
FW2007489.UP.FTS.B, 11.63%, 11/09/26 . 5,647 1,427
L2008088.UP.FTS.B, 12.1%, 11/09/26 .... 8,131 8,055
L2007707.UP.FTS.B, 12.19%, 11/09/26 ... 11,513 11,403
L2005904.UP.FTS.B, 12.3%, 11/09/26 .... 2,016 2,000
L1991534.UP.FTS.B, 12.48%, 11/09/26 ... 5,222 2,786

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2005066.UP.FTS.B, 12.51%, 11/09/26 ... $ 11,644 $ 11,535
L2007649.UP.FTS.B, 12.88%, 11/09/26 ... 7,780 7,707
FW2009636.UP.FTS.B, 13.06%, 11/09/26 . 4,672 4,628
L2009536.UP.FTS.B, 13.07%, 11/09/26 ... 4,672 4,629
L2009639.UP.FTS.B, 13.58%, 11/09/26 ... 11,715 11,606
L2009960.UP.FTS.B, 13.6%, 11/09/26 .... 2,355 2,332
FW2004957.UP.FTS.B, 13.66%, 11/09/26 . 1,953 1,935
L2006397.UP.FTS.B, 13.66%, 11/09/26 ... 7,813 7,741
L2008524.UP.FTS.B, 14.03%, 11/09/26 ... 15,584 15,438
L2008113.UP.FTS.B, 14.06%, 11/09/26 ... 16,838 16,682
L2009683.UP.FTS.B, 14.08%, 11/09/26 ... 4,703 4,656
L2009362.UP.FTS.B, 14.1%, 11/09/26 .... 3,990 2,119
L2009234.UP.FTS.B, 14.43%, 11/09/26 ... 11,770 11,661
L2008618.UP.FTS.B, 14.73%, 11/09/26 ... 4,716 4,672
L2009287.UP.FTS.B, 14.91%, 11/09/26 ... 4,563 4,521
FW2009310.UP.FTS.B, 15.19%, 11/09/26 . 3,779 3,741
L2009277.UP.FTS.B, 15.37%, 11/09/26 ... 7,333 7,237
L2008691.UP.FTS.B, 15.38%, 11/09/26 ... 3,944 3,908
L2008772.UP.FTS.B, 15.55%, 11/09/26 ... 7,895 7,806
L2008089.UP.FTS.B, 15.65%, 11/09/26 ... 4,219 179
L2007900.UP.FTS.B, 15.91%, 11/09/26 ... 2,373 2,346
L2009243.UP.FTS.B, 15.94%, 11/09/26 ... 7,912 7,823
FW2006940.UP.FTS.B, 15.96%, 11/09/26 . 2,049 2,013
FW2006699.UP.FTS.B, 16.1%, 11/09/26 .. 8,709 629
L2005019.UP.FTS.B, 16.29%, 11/09/26 ... 8,771 8,663
L2009814.UP.FTS.B, 16.29%, 11/09/26 ... 7,927 7,854
L2006713.UP.FTS.B, 16.47%, 11/09/26 ... 9,522 9,435
L2009219.UP.FTS.B, 16.5%, 11/09/26 .... 19,547 19,319
FW2010280.UP.FTS.B, 16.52%, 11/09/26 . 12,699 12,556
FW2010216.UP.FTS.B, 16.55%, 11/09/26 . 7,148 7,083
L2008001.UP.FTS.B, 16.67%, 11/09/26 ... 11,915 11,806
L2009464.UP.FTS.B, 16.7%, 11/09/26 .... 17,298 1,249
L2006903.UP.FTS.B, 16.71%, 11/09/26 ... 6,977 507
FW2009372.UP.FTS.B, 16.77%, 11/09/26 . 11,921 11,786
L2010173.UP.FTS.B, 16.8%, 11/09/26 .... 6,359 6,288
L2009631.UP.FTS.B, 16.91%, 11/09/26 ... 5,535 5,471
L2008272.UP.FTS.B, 17.06%, 11/09/26 ... 15,920 15,741
L2008918.UP.FTS.B, 17.09%, 11/09/26 ... 5,891 5,825
FW2008938.UP.FTS.B, 17.12%, 11/09/26 . 6,195 6,121
L2005207.UP.FTS.B, 17.16%, 11/09/26 ... 9,556 9,448
FW2003971.UP.FTS.B, 17.71%, 11/09/26 . 21,964 21,718
L2006918.UP.FTS.B, 18.03%, 11/09/26 ... 26,879 26,527
L2008937.UP.FTS.B, 18.22%, 11/09/26 ... 4,837 4,778
L2008467.UP.FTS.B, 18.23%, 11/09/26 ... 8,011 7,922
L2009319.UP.FTS.B, 18.37%, 11/09/26 ... 1,362 1,347
FW2005538.UP.FTS.B, 18.4%, 11/09/26 .. 4,815 4,745
L2009332.UP.FTS.B, 18.58%, 11/09/26 ... 1,998 1,971
FW2005908.UP.FTS.B, 18.71%, 11/09/26 . 3,613 3,565
L2006524.UP.FTS.B, 18.79%, 11/09/26 ... 4,017 3,964
FW2009511.UP.FTS.B, 18.82%, 11/09/26 . 4,820 4,757
L2006460.UP.FTS.B, 18.86%, 11/09/26 ... 2,835 2,801
FW2002309.UP.FTS.B, 18.9%, 11/09/26 .. 1,768 1,748
L2006384.UP.FTS.B, 18.95%, 11/09/26 ... 8,846 4,921
L2004618.UP.FTS.B, 18.96%, 11/09/26 ... 4,823 4,760
L2007966.UP.FTS.B, 18.98%, 11/09/26 ... 1,608 1,587
L2007377.UP.FTS.B, 19.06%, 11/09/26 ... 13,673 13,520
L2009757.UP.FTS.B, 19.37%, 11/09/26 ... 35,962 1,088
L2005634.UP.FTS.B, 19.48%, 11/09/26 ... 4,432 322
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2010300.UP.FTS.B, 19.58%, 11/09/26 ... $ 806 $ 796
L2003306.UP.FTS.B, 19.59%, 11/09/26 ... 18,632 18,424
L2008422.UP.FTS.B, 19.84%, 11/09/26 ... 4,441 4,383
FW2006347.UP.FTS.B, 19.88%, 11/09/26 . 5,852 422
L2006201.UP.FTS.B, 20.05%, 11/09/26 ... 21,116 3,035
L2007782.UP.FTS.B, 20.17%, 11/09/26 ... 10,019 2,764
L2007099.UP.FTS.B, 20.26%, 11/09/26 ... 26,988 26,878
L2009922.UP.FTS.B, 20.26%, 11/09/26 ... 3,443 249
L2008551.UP.FTS.B, 20.27%, 11/09/26 ... 17,478 17,411
L2008219.UP.FTS.B, 20.5%, 11/09/26 .... 1,267 1,245
L2009017.UP.FTS.B, 20.52%, 11/09/26 ... 5,818 831
L2009434.UP.FTS.B, 20.62%, 11/09/26 ... 1,768 128
L2006982.UP.FTS.B, 20.66%, 11/09/26 ... 4,363 315
L2009697.UP.FTS.B, 20.69%, 11/09/26 ... 4,054 4,001
FW2004995.UP.FTS.B, 21%, 11/09/26 ... 4,710 4,649
FW2007433.UP.FTS.B, 21.02%, 11/09/26 . 6,091 6,068
FW2009325.UP.FTS.B, 21.04%, 11/09/26 . 5,298 3,030
FW2006513.UP.FTS.B, 21.09%, 11/09/26 . 1,628 1,604
FW2008076.UP.FTS.B, 21.13%, 11/09/26 . 1,966 1,939
L2005679.UP.FTS.B, 21.2%, 11/09/26 .... 20,322 20,096
L2009584.UP.FTS.B, 21.3%, 11/09/26 .... 9,245 9,209
L2006375.UP.FTS.B, 21.38%, 11/09/26 ... 3,046 3,026
L2008251.UP.FTS.B, 21.4%, 11/09/26 .... 4,068 4,015
FW2004906.UP.FTS.B, 21.42%, 11/09/26 . 10,395 10,252
FW2008069.UP.FTS.B, 21.82%, 11/09/26 . 8,887 8,854
L2009406.UP.FTS.B, 21.82%, 11/09/26 ... 4,007 205
L2007361.UP.FTS.B, 21.89%, 11/09/26 ... 3,505 3,480
L2008476.UP.FTS.B, 21.9%, 11/09/26 .... 12,316 12,155
L2004302.UP.FTS.B, 21.93%, 11/09/26 ... 2,610 2,600
L2008042.UP.FTS.B, 22%, 11/09/26 ..... 8,568 8,456
L2005261.UP.FTS.B, 22.11%, 11/09/26 ... 7,862 7,819
L2009041.UP.FTS.B, 22.15%, 11/09/26 ... 8,836 640
FW2009886.UP.FTS.B, 22.16%, 11/09/26 . 3,267 3,224
L2009468.UP.FTS.B, 22.18%, 11/09/26 ... 10,617 10,576
L2009034.UP.FTS.B, 22.22%, 11/09/26 ... 5,357 5,320
L2005434.UP.FTS.B, 22.32%, 11/09/26 ... 1,777 128
L2008599.UP.FTS.B, 22.35%, 11/09/26 ... 1,635 1,614
L2004674.UP.FTS.B, 22.44%, 11/09/26 ... 7,129 7,093
L2007307.UP.FTS.B, 22.83%, 11/09/26 ... 3,896 3,873
L2008480.UP.FTS.B, 22.94%, 11/09/26 ... 12,295 12,249
L2009304.UP.FTS.B, 23.03%, 11/09/26 ... 2,852 2,818
L2007937.UP.FTS.B, 23.09%, 11/09/26 ... 12,304 12,144
L2007252.UP.FTS.B, 23.46%, 11/09/26 ... 7,114 2,029
L2005478.UP.FTS.B, 23.62%, 11/09/26 ... 14,801 14,745
L2004813.UP.FTS.B, 23.68%, 11/09/26 ... 4,935 4,916
L2009454.UP.FTS.B, 23.92%, 11/09/26 ... 6,236 6,205
L2007056.UP.FTS.B, 24.37%, 11/09/26 ... 1,994 1,983
FW2009608.UP.FTS.B, 24.41%, 11/09/26 . 17,330 17,265
L2008806.UP.FTS.B, 24.53%, 11/09/26 ... 6,417 3,793
L2008130.UP.FTS.B, 24.71%, 11/09/26 ... 1,143 164
L2007154.UP.FTS.B, 24.83%, 11/09/26 ... 3,647 2,161
L2009932.UP.FTS.B, 24.83%, 11/09/26 ... 2,878 2,866
L2009896.UP.FTS.B, 24.89%, 11/09/26 ... 2,481 2,472
L2010117.UP.FTS.B, 24.96%, 11/09/26 ... 3,309 3,297
FW2006718.UP.FTS.B, 24.97%, 11/09/26 . 4,137 4,121
FW2008266.UP.FTS.B, 25.01%, 11/09/26 . 5,034 2,968
L2008356.UP.FTS.B, 25.02%, 11/09/26 ... 2,514 2,473
L2007001.UP.FTS.B, 25.04%, 11/09/26 ... 1,242 1,225

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2009387.UP.FTS.B, 25.09%, 11/09/26 ... $ 4,319 $ 307
L2006100.UP.FTS.B, 25.1%, 11/09/26 .... 3,092 3,049
L2009837.UP.FTS.B, 25.1%, 11/09/26 .... 1,242 1,237
L2006519.UP.FTS.B, 25.11%, 11/09/26 ... 1,822 1,815
L1992164.UP.FTS.B, 25.12%, 11/09/26 ... 2,815 2,805
L2008646.UP.FTS.B, 25.12%, 11/09/26 ... 1,076 1,072
L2005357.UP.FTS.B, 25.2%, 11/09/26 .... 4,141 4,126
L2008993.UP.FTS.B, 25.21%, 11/09/26 ... 7,804 7,770
FW2006444.UP.FTS.B, 25.24%, 11/09/26 . 4,896 4,874
L2009998.UP.FTS.B, 25.28%, 11/09/26 ... 957 952
L2009595.UP.FTS.B, 25.31%, 11/09/26 ... 3,569 3,518
L2006252.UP.FTS.B, 25.33%, 11/09/26 ... 6,446 6,413
L2007046.UP.FTS.B, 25.34%, 11/09/26 ... 1,492 1,486
FW2009941.UP.FTS.B, 25.35%, 11/09/26 . 6,912 6,883
L2009460.UP.FTS.B, 25.35%, 11/09/26 ... 2,569 2,560
L2005437.UP.FTS.B, 25.37%, 11/09/26 ... 829 826
L2007369.UP.FTS.B, 25.4%, 11/09/26 .... 1,173 1,160
L2009364.UP.FTS.B, 25.41%, 11/09/26 ... 4,175 4,153
L2009802.UP.FTS.B, 25.42%, 11/09/26 ... 6,312 6,277
L2007026.UP.FTS.B, 25.44%, 11/09/26 ... 1,493 1,487
L2008862.UP.FTS.B, 25.44%, 11/09/26 ... 2,819 2,809
L1976857.UP.FTS.B, 25.45%, 11/09/26 ... 6,634 6,608
L2008185.UP.FTS.B, 25.45%, 11/09/26 ... 3,317 3,304
L2008393.UP.FTS.B, 25.47%, 11/09/26 ... 9,610 690
L2005075.UP.FTS.B, 25.48%, 11/09/26 ... 1,849 1,833
L2009842.UP.FTS.B, 25.48%, 11/09/26 ... 2,514 2,498
FW2005949.UP.FTS.B, 25.57%, 11/09/26 . 6,357 6,292
FW2009730.UP.FTS.B, 25.57%, 11/09/26 . 13,445 955
L2004971.UP.FTS.B, 25.6%, 11/09/26 .... 8,261 8,228
L2005577.UP.FTS.B, 25.63%, 11/09/26 ... 4,979 4,961
L2007383.UP.FTS.B, 25.64%, 11/09/26 ... 3,237 3,225
L2009877.UP.FTS.B, 25.76%, 11/09/26 ... 6,451 1,848
FW2006387.UP.FTS.B, 25.89%, 11/09/26 . 2,941 2,926
L2008285.UP.FTS.B, 25.92%, 11/09/26 ... 4,653 4,635
L2008078.UP.FTS.B, 26.04%, 11/09/26 ... 4,140 2,440
L2007533.UP.FTS.B, 26.06%, 11/09/26 ... 7,653 4,327
FW2007576.UP.FTS.B, 26.1%, 11/09/26 .. 5,821 5,799
L2009167.UP.FTS.B, 26.14%, 11/09/26 ... 8,318 8,286
L2005548.UP.FTS.B, 26.19%, 11/09/26 ... 5,491 5,470
FW1993820.UP.FTS.B, 26.38%, 11/09/26 . 4,996 4,977
FW2006658.UP.FTS.B, 26.38%, 11/09/26 . 4,996 4,931
FW2006782.UP.FTS.B, 26.4%, 11/09/26 .. 16,655 16,592
L1999796.UP.FTS.B, 26.73%, 11/09/26 ... 3,405 3,350
FW2008915.UP.FTS.B, 27.18%, 11/09/26 . 1,305 190
FW2008080.UP.FTS.B, 27.3%, 11/09/26 .. 1,254 1,249
FW2009450.UP.FTS.B, 27.39%, 11/09/26 . 7,118 7,087
FW2008423.UP.FTS.B, 27.57%, 11/09/26 . 5,877 38
FW2007457.UP.FTS.B, 27.58%, 11/09/26 . 2,518 2,504
FW2007274.UP.FTS.B, 27.62%, 11/09/26 . 2,064 2,055
FW2007864.UP.FTS.B, 27.83%, 11/09/26 . 4,189 4,174
FW2006870.UP.FTS.B, 27.89%, 11/09/26 . 5,413 5,391
FW2005768.UP.FTS.B, 27.98%, 11/09/26 . 1,259 1,254
FW2008745.UP.FTS.B, 28.05%, 11/09/26 . 5,312 374
FW2005435.UP.FTS.B, 28.32%, 11/09/26 . 12,594 12,547
FW2006392.UP.FTS.B, 28.34%, 11/09/26 . 1,686 1,666
FW2008944.UP.FTS.B, 28.36%, 11/09/26 . 3,846 271
FW2005859.UP.FTS.B, 28.42%, 11/09/26 . 10,992 10,935
FW2009975.UP.FTS.B, 28.52%, 11/09/26 . 844 835
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2006618.UP.FTS.B, 28.54%, 11/09/26 . $ 3,813 $ 3,788
FW2009953.UP.FTS.B, 28.59%, 11/09/26 . 3,782 3,768
FW2007255.UP.FTS.B, 28.65%, 11/09/26 . 5,036 5,016
FW2006396.UP.FTS.B, 28.95%, 11/09/26 . 850 846
FW2009473.UP.FTS.B, 29.09%, 11/09/26 . 5,054 5,035
FW2005194.UP.FTS.B, 29.14%, 11/09/26 . 5,097 5,072
FW2008122.UP.FTS.B, 29.26%, 11/09/26 . 692 680
FW2006599.UP.FTS.B, 29.3%, 11/09/26 .. 4,962 1,444
FW2007779.UP.FTS.B, 29.31%, 11/09/26 . 4,168 4,149
FW2006841.UP.FTS.B, 29.42%, 11/09/26 . 3,543 3,529
FW2009538.UP.FTS.B, 29.42%, 11/09/26 . 2,626 2,612
FW2009687.UP.FTS.B, 29.61%, 11/09/26 . 5,069 5,050
FW2007420.UP.FTS.B, 29.73%, 11/09/26 . 1,708 7
FW2009107.UP.FTS.B, 29.81%, 11/09/26 . 3,066 3,050
FW2009414.UP.FTS.B, 30.01%, 11/09/26 . 10,315 10,277
FW2006342.UP.FTS.B, 30.28%, 11/09/26 . 2,803 199
FW2005675.UP.FTS.B, 30.41%, 11/09/26 . 1,323 1,307
FW2007884.UP.FTS.B, 30.51%, 11/09/26 . 2,573 1,527
FW2009221.UP.FTS.B, 30.79%, 11/09/26 . 11,394 11,332
FW2008923.UP.FTS.B, 30.84%, 11/09/26 . 2,460 2,451
FW2009706.UP.FTS.B, 30.84%, 11/09/26 . 1,357 1,352
FW2006156.UP.FTS.B, 30.87%, 11/09/26 . 1,321 191
FW2007936.UP.FTS.B, 30.89%, 11/09/26 . 3,479 3,466
FW2006359.UP.FTS.B, 30.96%, 11/09/26 . 1,683 1,673
FW2007277.UP.FTS.B, 30.98%, 11/09/26 . 939 557
FW1996714.UP.FTS.B, 30.99%, 11/09/26 . 911 64
FW1985263.UP.FTS.B, 31.02%, 11/09/26 . 1,362 1,355
FW2008799.UP.FTS.B, 31.02%, 11/09/26 . 1,081 75
FW2005025.UP.FTS.B, 31.15%, 11/09/26 . 6,295 6,261
FW2007426.UP.FTS.B, 31.18%, 11/09/26 . 2,108 609
FW2009431.UP.FTS.B, 31.19%, 11/09/26 . 1,730 255
FW2008461.UP.FTS.B, 31.23%, 11/09/26 . 1,636 1,629
FW2008432.UP.FTS.B, 31.3%, 11/09/26 .. 3,743 3,729
FW2008400.UP.FTS.B, 31.31%, 11/09/26 . 2,860 2,847
FW2005541.UP.FTS.B, 31.38%, 11/09/26 . 6,729 6,699
FW2009323.UP.FTS.B, 31.47%, 11/09/26 . 5,125 5,099
FW2009592.UP.FTS.B, 31.5%, 11/09/26 .. 2,592 2,568
FW2007089.UP.FTS.B, 31.52%, 11/09/26 . 6,550 3,898
L2076555.UP.FTS.B, 9.38%, 11/19/26 .... 5,335 5,294
FW2075880.UP.FTS.B, 9.48%, 11/19/26 .. 11,057 10,974
FW2079511.UP.FTS.B, 9.94%, 11/19/26 .. 5,187 1,281
L2077362.UP.FTS.B, 10.03%, 11/19/26 ... 15,301 15,187
L2077278.UP.FTS.B, 10.24%, 11/19/26 ... 1,626 1,614
L2079683.UP.FTS.B, 10.46%, 11/19/26 ... 3,425 3,396
L2078817.UP.FTS.B, 10.96%, 11/19/26 ... 35,389 35,098
L2077229.UP.FTS.B, 11.22%, 11/19/26 ... 15,409 15,282
L2079790.UP.FTS.B, 11.54%, 11/19/26 ... 6,561 6,507
L2078831.UP.FTS.B, 11.67%, 11/19/26 ... 1,494 1,480
L2075431.UP.FTS.B, 11.87%, 11/19/26 ... 17,787 17,642
L2077619.UP.FTS.B, 12.17%, 11/19/26 ... 853 846
L2077342.UP.FTS.B, 12.81%, 11/19/26 ... 3,110 3,085
L2069545.UP.FTS.B, 12.88%, 11/19/26 ... 4,667 4,629
FW2076618.UP.FTS.B, 13.72%, 11/19/26 . 17,978 17,832
L2077586.UP.FTS.B, 13.74%, 11/19/26 ... 4,297 4,262
L2079340.UP.FTS.B, 14.05%, 11/19/26 ... 2,271 2,252
L2078387.UP.FTS.B, 14.26%, 11/19/26 ... 2,257 2,123
L2080759.UP.FTS.B, 14.39%, 11/19/26 ... 11,668 11,571
FW2078825.UP.FTS.B, 14.72%, 11/19/26 . 16,506 16,372

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2079956.UP.FTS.B, 14.89%, 11/19/26 ... $ 5,602 $ 5,279
L2077934.UP.FTS.B, 15.05%, 11/19/26 ... 5,906 5,858
L2079762.UP.FTS.B, 15.07%, 11/19/26 ... 3,937 3,901
L2078364.UP.FTS.B, 15.16%, 11/19/26 ... 4,727 4,684
L2080377.UP.FTS.B, 15.37%, 11/19/26 ... 7,099 7,033
L2078013.UP.FTS.B, 15.44%, 11/19/26 ... 10,510 10,424
L2076773.UP.FTS.B, 15.83%, 11/19/26 ... 4,493 650
L2078858.UP.FTS.B, 16.1%, 11/19/26 .... 14,088 13,949
L2077446.UP.FTS.B, 16.31%, 11/19/26 ... 5,153 5,106
L2080949.UP.FTS.B, 16.51%, 11/19/26 ... 5,432 5,363
L2077345.UP.FTS.B, 16.52%, 11/19/26 ... 2,143 2,126
L2078556.UP.FTS.B, 16.55%, 11/19/26 ... 3,762 3,723
L2077624.UP.FTS.B, 16.62%, 11/19/26 ... 35,748 35,418
L2077136.UP.FTS.B, 16.73%, 11/19/26 ... 7,945 7,872
FW2080998.UP.FTS.B, 16.87%, 11/19/26 . 767 759
FW2078513.UP.FTS.B, 16.88%, 11/19/26 . 14,314 14,182
L2079147.UP.FTS.B, 16.93%, 11/19/26 ... 13,493 13,367
L2080899.UP.FTS.B, 17.22%, 11/19/26 ... 4,943 1,285
L2073789.UP.FTS.B, 17.39%, 11/19/26 ... 2,392 2,370
L2078117.UP.FTS.B, 17.47%, 11/19/26 ... 2,473 2,450
L2078785.UP.FTS.B, 17.53%, 11/19/26 ... 7,979 7,895
FW2077194.UP.FTS.B, 17.96%, 11/19/26 . 7,949 7,874
L2079526.UP.FTS.B, 17.98%, 11/19/26 ... 3,039 3,015
FW2077428.UP.FTS.B, 18.23%, 11/19/26 . 8,008 7,924
L2078320.UP.FTS.B, 18.26%, 11/19/26 ... 2,697 2,668
L2077316.UP.FTS.B, 18.51%, 11/19/26 ... 5,704 5,377
L2078541.UP.FTS.B, 18.53%, 11/19/26 ... 2,807 2,778
L2078767.UP.FTS.B, 18.54%, 11/19/26 ... 802 795
FW2080677.UP.FTS.B, 18.72%, 11/19/26 . 13,649 13,524
L2080184.UP.FTS.B, 19.05%, 11/19/26 ... 4,390 4,384
FW2078252.UP.FTS.B, 19.1%, 11/19/26 .. 1,452 1,433
L2079089.UP.FTS.B, 19.11%, 11/19/26 ... 4,810 4,765
L2077889.UP.FTS.B, 19.41%, 11/19/26 ... 5,962 5,899
L1966479.UP.FTS.B, 19.7%, 11/19/26 .... 9,433 8,892
L2079136.UP.FTS.B, 19.7%, 11/19/26 .... 13,313 13,303
FW2078808.UP.FTS.B, 19.87%, 11/19/26 . 20,187 19,974
L2077834.UP.FTS.B, 19.87%, 11/19/26 ... 12,373 11,651
FW2076082.UP.FTS.B, 20.04%, 11/19/26 . 16,126 15,955
L2078706.UP.FTS.B, 20.11%, 11/19/26 ... 6,468 6,400
L2080653.UP.FTS.B, 20.24%, 11/19/26 ... 3,641 3,602
L2077864.UP.FTS.B, 20.33%, 11/19/26 ... 17,807 17,619
L2076267.UP.FTS.B, 20.73%, 11/19/26 ... 12,139 12,010
L2077767.UP.FTS.B, 20.73%, 11/19/26 ... 8,110 8,104
FW2079399.UP.FTS.B, 20.8%, 11/19/26 .. 14,576 14,563
L2051484.UP.FTS.B, 21.26%, 11/19/26 ... 1,626 1,609
L2078669.UP.FTS.B, 21.32%, 11/19/26 ... 8,133 8,059
L2077511.UP.FTS.B, 21.66%, 11/19/26 ... 3,993 274
FW2080860.UP.FTS.B, 21.93%, 11/19/26 . 16,090 16,063
FW2076510.UP.FTS.B, 22.17%, 11/19/26 . 32,667 32,323
L2080597.UP.FTS.B, 22.59%, 11/19/26 ... 1,800 1,799
FW2080574.UP.FTS.B, 23.09%, 11/19/26 . 4,891 349
FW2078029.UP.FTS.B, 23.15%, 11/19/26 . 3,856 3,853
L2078079.UP.FTS.B, 23.52%, 11/19/26 ... 4,110 4,066
L2078431.UP.FTS.B, 23.7%, 11/19/26 .... 2,510 2,389
L2076582.UP.FTS.B, 24.04%, 11/19/26 ... 18,448 1,309
L2079001.UP.FTS.B, 24.08%, 11/19/26 ... 12,492 12,452
L2077380.UP.FTS.B, 24.14%, 11/19/26 ... 3,964 3,954
FW2076263.UP.FTS.B, 24.18%, 11/19/26 . 2,556 2,533
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2047900.UP.FTS.B, 24.6%, 11/19/26 .. $ 6,188 $ 168
FW2079138.UP.FTS.B, 24.71%, 11/19/26 . 12,610 11,877
L2051923.UP.FTS.B, 24.73%, 11/19/26 ... 1,515 1,508
L2077667.UP.FTS.B, 24.74%, 11/19/26 ... 1,656 480
FW2078855.UP.FTS.B, 25.07%, 11/19/26 . 4,426 314
L2075615.UP.FTS.B, 25.09%, 11/19/26 ... 2,046 596
FW2078837.UP.FTS.B, 25.18%, 11/19/26 . 2,153 2,131
L2077756.UP.FTS.B, 25.18%, 11/19/26 ... 994 993
L2080819.UP.FTS.B, 25.23%, 11/19/26 ... 1,408 1,407
L2080514.UP.FTS.B, 25.27%, 11/19/26 ... 1,823 1,822
L2055608.UP.FTS.B, 25.35%, 11/19/26 ... 1,344 1,281
L2078857.UP.FTS.B, 25.44%, 11/19/26 ... 1,410 1,408
L2079168.UP.FTS.B, 25.49%, 11/19/26 ... 9,305 2,715
L2079636.UP.FTS.B, 25.5%, 11/19/26 .... 2,073 2,072
L2080879.UP.FTS.B, 25.51%, 11/19/26 ... 3,483 3,481
FW2080532.UP.FTS.B, 25.55%, 11/19/26 . 17,410 4,961
L2080301.UP.FTS.B, 25.61%, 11/19/26 ... 3,302 3,299
L2076428.UP.FTS.B, 25.82%, 11/19/26 ... 7,163 6,822
L2076758.UP.FTS.B, 25.84%, 11/19/26 ... 3,822 3,819
L2077747.UP.FTS.B, 25.84%, 11/19/26 ... 5,981 5,976
FW2075811.UP.FTS.B, 25.85%, 11/19/26 . 914 904
L2076862.UP.FTS.B, 25.93%, 11/19/26 ... 5,156 5,152
L2080433.UP.FTS.B, 25.97%, 11/19/26 ... 1,995 1,974
FW2080275.UP.FTS.B, 26.15%, 11/19/26 . 2,911 2,909
L2076228.UP.FTS.B, 26.28%, 11/19/26 ... 2,921 2,913
FW2078057.UP.FTS.B, 26.47%, 11/19/26 . 1,752 1,747
FW2079458.UP.FTS.B, 26.51%, 11/19/26 . 2,683 2,649
L2080156.UP.FTS.B, 26.56%, 11/19/26 ... 2,500 2,498
FW2076617.UP.FTS.B, 26.67%, 11/19/26 . 24,344 24,325
L2076223.UP.FTS.B, 26.74%, 11/19/26 ... 8,711 8,690
FW2070515.UP.FTS.B, 26.89%, 11/19/26 . 3,755 3,752
L2075827.UP.FTS.B, 27%, 11/19/26 ..... 7,765 7,759
FW2073062.UP.FTS.B, 27.11%, 11/19/26 . 12,530 12,520
FW2076319.UP.FTS.B, 27.45%, 11/19/26 . 3,346 3,343
FW2077691.UP.FTS.B, 28%, 11/19/26 ... 6,708 6,702
FW2078778.UP.FTS.B, 28.26%, 11/19/26 . 4,446 4,385
FW2079210.UP.FTS.B, 28.66%, 11/19/26 . 4,564 319
FW2079921.UP.FTS.B, 29.67%, 11/19/26 . 2,499 2,494
FW2072591.UP.FTS.B, 29.87%, 11/19/26 . 2,812 433
FW2077632.UP.FTS.B, 30.15%, 11/19/26 . 9,079 641
FW2077700.UP.FTS.B, 30.18%, 11/19/26 . 7,261 512
FW2077874.UP.FTS.B, 30.42%, 11/19/26 . 6,098 6,093
FW2078643.UP.FTS.B, 30.58%, 11/19/26 . 999 982
FW2078839.UP.FTS.B, 30.61%, 11/19/26 . 699 693
FW2075779.UP.FTS.B, 30.81%, 11/19/26 . 390 384
FW2076598.UP.FTS.B, 31.11%, 11/19/26 . 809 807
FW2074352.UP.FTS.B, 31.13%, 11/19/26 . 934 934
FW2075287.UP.FTS.B, 31.46%, 11/19/26 . 6,934 6,890
FW2076836.UP.FTS.B, 31.47%, 11/19/26 . 6,480 6,178
FW2076209.UP.FTS.B, 31.48%, 11/19/26 . 2,725 2,723
FW2200360.UP.FTS.B, 6%, 12/07/26 .... 451 445
L2198358.UP.FTS.B, 7.09%, 12/07/26 .... 2,750 2,719
L2196810.UP.FTS.B, 7.42%, 12/07/26 .... 4,610 4,568
L2198501.UP.FTS.B, 8.94%, 12/07/26 .... 3,100 3,073
L2195995.UP.FTS.B, 9.12%, 12/07/26 .... 3,336 3,307
L2199695.UP.FTS.B, 9.66%, 12/07/26 .... 4,670 4,628
L2199924.UP.FTS.B, 9.76%, 12/07/26 .... 5,451 5,403
L2198890.UP.FTS.B, 10.21%, 12/07/26 ... 1,171 1,160

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2200013.UP.FTS.B, 10.26%, 12/07/26 . $ 10,934 $ 10,818
L2199199.UP.FTS.B, 10.28%, 12/07/26 ... 7,497 7,418
L2198751.UP.FTS.B, 10.42%, 12/07/26 ... 6,253 6,187
L2199240.UP.FTS.B, 10.7%, 12/07/26 .... 6,420 6,363
L2196100.UP.FTS.B, 10.99%, 12/07/26 ... 1,255 1,243
FW2198003.UP.FTS.B, 11.06%, 12/07/26 . 7,098 7,019
L2197856.UP.FTS.B, 11.23%, 12/07/26 ... 4,240 4,195
L2197172.UP.FTS.B, 11.42%, 12/07/26 ... 7,792 7,709
L2196592.UP.FTS.B, 11.62%, 12/07/26 ... 4,249 4,204
L2197038.UP.FTS.B, 12.26%, 12/07/26 ... 3,158 3,125
FW2199260.UP.FTS.B, 12.51%, 12/07/26 . 19,371 19,165
L2199654.UP.FTS.B, 12.66%, 12/07/26 ... 4,581 4,530
L2200204.UP.FTS.B, 12.79%, 12/07/26 ... 10,295 10,186
FW2198067.UP.FTS.B, 12.9%, 12/07/26 .. 5,169 374
L2200250.UP.FTS.B, 13.28%, 12/07/26 ... 3,970 3,928
L2197658.UP.FTS.B, 13.72%, 12/07/26 ... 3,979 3,937
FW2198165.UP.FTS.B, 14.07%, 12/07/26 . 1,116 1,104
FW2198593.UP.FTS.B, 14.12%, 12/07/26 . 4,785 4,734
L2197131.UP.FTS.B, 14.14%, 12/07/26 ... 877 868
L2199997.UP.FTS.B, 14.15%, 12/07/26 ... 2,951 2,920
L2196035.UP.FTS.B, 14.38%, 12/07/26 ... 4,316 4,267
L2196588.UP.FTS.B, 14.6%, 12/07/26 .... 8,949 2,280
L2196864.UP.FTS.B, 14.96%, 12/07/26 ... 5,607 5,548
L2198350.UP.FTS.B, 15.19%, 12/07/26 ... 775 767
L2196739.UP.FTS.B, 15.37%, 12/07/26 ... 12,948 929
L2197260.UP.FTS.B, 15.37%, 12/07/26 ... 2,311 94
L2197650.UP.FTS.B, 15.41%, 12/07/26 ... 6,022 5,958
L2196913.UP.FTS.B, 15.42%, 12/07/26 ... 44,192 3,169
FW2198673.UP.FTS.B, 15.71%, 12/07/26 . 16,642 9,256
L2199860.UP.FTS.B, 16.1%, 12/07/26 .... 12,059 11,898
L2199879.UP.FTS.B, 16.31%, 12/07/26 ... 12,164 6,451
FW2197646.UP.FTS.B, 16.34%, 12/07/26 . 6,928 6,840
L2198446.UP.FTS.B, 16.58%, 12/07/26 ... 40,049 39,514
L2199625.UP.FTS.B, 16.62%, 12/07/26 ... 8,079 7,972
L2198880.UP.FTS.B, 16.74%, 12/07/26 ... 2,976 2,930
L2198467.UP.FTS.B, 16.99%, 12/07/26 ... 16,185 15,935
L2197174.UP.FTS.B, 17.08%, 12/07/26 ... 12,146 11,985
L2195329.UP.FTS.B, 17.11%, 12/07/26 ... 4,218 4,158
FW2197380.UP.FTS.B, 17.12%, 12/07/26 . 2,429 2,397
L2198345.UP.FTS.B, 17.18%, 12/07/26 ... 19,278 19,021
L2195192.UP.FTS.B, 17.22%, 12/07/26 ... 2,674 2,638
L2198376.UP.FTS.B, 17.42%, 12/07/26 ... 18,437 5,057
L2194879.UP.FTS.B, 17.51%, 12/07/26 ... 15,827 15,601
L2192178.UP.FTS.B, 17.53%, 12/07/26 ... 6,086 6,005
FW2196193.UP.FTS.B, 17.59%, 12/07/26 . 20,298 20,028
L2199819.UP.FTS.B, 17.72%, 12/07/26 ... 14,725 14,563
L2198685.UP.FTS.B, 17.77%, 12/07/26 ... 2,555 63
L2199007.UP.FTS.B, 17.87%, 12/07/26 ... 5,037 1,378
L2200255.UP.FTS.B, 17.89%, 12/07/26 ... 6,558 6,450
L2199726.UP.FTS.B, 18.1%, 12/07/26 .... 4,882 4,817
L2195959.UP.FTS.B, 18.12%, 12/07/26 ... 9,524 9,398
L2196210.UP.FTS.B, 18.42%, 12/07/26 ... 13,757 3,777
FW2198541.UP.FTS.B, 18.65%, 12/07/26 . 21,056 5,768
L2197391.UP.FTS.B, 18.77%, 12/07/26 ... 1,854 133
L2196412.UP.FTS.B, 18.83%, 12/07/26 ... 1,470 1,450
L2200053.UP.FTS.B, 18.87%, 12/07/26 ... 8,430 2,310
L2199248.UP.FTS.B, 19.04%, 12/07/26 ... 12,261 12,097
L2196672.UP.FTS.B, 19.58%, 12/07/26 ... 7,449 452
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2196821.UP.FTS.B, 19.59%, 12/07/26 ... $ 5,806 $ 835
L2199663.UP.FTS.B, 19.69%, 12/07/26 ... 4,919 4,843
L2169437.UP.FTS.B, 19.73%, 12/07/26 ... 8,279 8,141
FW2198520.UP.FTS.B, 20.07%, 12/07/26 . 8,160 8,030
L2199129.UP.FTS.B, 20.12%, 12/07/26 ... 1,808 1,783
L2198874.UP.FTS.B, 20.19%, 12/07/26 ... 3,288 3,244
L2199523.UP.FTS.B, 20.46%, 12/07/26 ... 3,212 3,159
L2196447.UP.FTS.B, 20.62%, 12/07/26 ... 5,351 5,279
L2189118.UP.FTS.B, 20.67%, 12/07/26 ... 1,981 1,940
L2197655.UP.FTS.B, 20.75%, 12/07/26 ... 4,120 4,092
FW2197381.UP.FTS.B, 20.8%, 12/07/26 .. 2,778 202
L2197561.UP.FTS.B, 20.81%, 12/07/26 ... 4,121 4,093
FW2199633.UP.FTS.B, 20.94%, 12/07/26 . 6,727 3,957
L2196680.UP.FTS.B, 21.47%, 12/07/26 ... 5,098 5,017
L2195675.UP.FTS.B, 21.55%, 12/07/26 ... 1,429 68
L2197631.UP.FTS.B, 21.55%, 12/07/26 ... 3,724 3,661
L2196825.UP.FTS.B, 21.8%, 12/07/26 .... 5,387 5,341
FW2198237.UP.FTS.B, 21.87%, 12/07/26 . 4,141 4,113
L2196775.UP.FTS.B, 22.04%, 12/07/26 ... 829 816
FW2199825.UP.FTS.B, 22.12%, 12/07/26 . 1,658 1,647
L2196730.UP.FTS.B, 22.21%, 12/07/26 ... 14,517 14,418
L2191085.UP.FTS.B, 22.33%, 12/07/26 ... 2,720 2,700
L2199874.UP.FTS.B, 22.34%, 12/07/26 ... 6,808 6,762
L2192706.UP.FTS.B, 22.47%, 12/07/26 ... 8,300 8,243
L2197670.UP.FTS.B, 22.54%, 12/07/26 ... 3,181 3,153
L2196119.UP.FTS.B, 22.75%, 12/07/26 ... 4,505 326
L2185222.UP.FTS.B, 23.13%, 12/07/26 ... 4,926 4,890
FW2200346.UP.FTS.B, 23.2%, 12/07/26 .. 8,441 8,375
FW2196522.UP.FTS.B, 23.26%, 12/07/26 . 5,000 4,966
L2195799.UP.FTS.B, 23.37%, 12/07/26 ... 8,430 8,308
FW2199894.UP.FTS.B, 23.38%, 12/07/26 . 6,868 1,950
L2198106.UP.FTS.B, 23.42%, 12/07/26 ... 5,409 5,371
FW2192438.UP.FTS.B, 23.66%, 12/07/26 . 10,018 9,950
L2198616.UP.FTS.B, 24.08%, 12/07/26 ... 2,495 2,477
FW2195703.UP.FTS.B, 24.25%, 12/07/26 . 1,507 1,496
FW2196745.UP.FTS.B, 24.4%, 12/07/26 .. 4,996 4,959
FW2200190.UP.FTS.B, 24.4%, 12/07/26 .. 2,094 2,079
L2196637.UP.FTS.B, 24.42%, 12/07/26 ... 12,481 12,394
L2200210.UP.FTS.B, 24.56%, 12/07/26 ... 16,764 16,499
L2197090.UP.FTS.B, 24.84%, 12/07/26 ... 4,295 4,255
L2200145.UP.FTS.B, 24.91%, 12/07/26 ... 839 834
L2197252.UP.FTS.B, 24.97%, 12/07/26 ... 924 263
L2196714.UP.FTS.B, 25.02%, 12/07/26 ... 2,584 2,562
L2199551.UP.FTS.B, 25.05%, 12/07/26 ... 1,882 133
L2195912.UP.FTS.B, 25.21%, 12/07/26 ... 6,892 6,845
L2198146.UP.FTS.B, 25.25%, 12/07/26 ... 1,765 1,753
L2196219.UP.FTS.B, 25.27%, 12/07/26 ... 7,903 7,848
L2198546.UP.FTS.B, 25.32%, 12/07/26 ... 1,261 1,253
L2199586.UP.FTS.B, 25.33%, 12/07/26 ... 927 919
L2199876.UP.FTS.B, 25.33%, 12/07/26 ... 1,100 1,084
L2195664.UP.FTS.B, 25.4%, 12/07/26 .... 493 483
L2199661.UP.FTS.B, 25.4%, 12/07/26 .... 2,356 2,339
L2196685.UP.FTS.B, 25.41%, 12/07/26 ... 5,607 403
L2198050.UP.FTS.B, 25.44%, 12/07/26 ... 4,423 4,387
L2197183.UP.FTS.B, 25.46%, 12/07/26 ... 1,430 1,421
L2197844.UP.FTS.B, 25.47%, 12/07/26 ... 4,553 4,518
L2198441.UP.FTS.B, 25.48%, 12/07/26 ... 11,967 11,869
FW2197368.UP.FTS.B, 25.58%, 12/07/26 . 8,418 8,359

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2199814.UP.FTS.B, 25.68%, 12/07/26 ... $ 5,053 $ 5,018
L2193871.UP.FTS.B, 25.78%, 12/07/26 ... 1,196 1,174
FW2199793.UP.FTS.B, 25.9%, 12/07/26 .. 6,743 6,696
FW2199186.UP.FTS.B, 25.95%, 12/07/26 . 2,172 1,282
FW2196103.UP.FTS.B, 26.48%, 12/07/26 . 1,019 1,000
L2200350.UP.FTS.B, 26.67%, 12/07/26 ... 5,222 370
FW2195998.UP.FTS.B, 26.86%, 12/07/26 . 15,021 14,896
FW2195958.UP.FTS.B, 27.48%, 12/07/26 . 2,944 2
FW2200008.UP.FTS.B, 27.66%, 12/07/26 . 6,162 (75)
FW2199488.UP.FTS.B, 27.83%, 12/07/26 . 1,980 288
FW2198564.UP.FTS.B, 27.96%, 12/07/26 . 3,841 3,808
FW2195741.UP.FTS.B, 28.07%, 12/07/26 . 1,276 1,267
FW2200076.UP.FTS.B, 28.24%, 12/07/26 . 42,553 42,252
FW2200069.UP.FTS.B, 28.54%, 12/07/26 . 3,621 3,586
FW2200188.UP.FTS.B, 28.66%, 12/07/26 . 4,759 4,714
FW2198203.UP.FTS.B, 29.09%, 12/07/26 . 3,257 1,923
FW2198176.UP.FTS.B, 29.22%, 12/07/26 . 3,471 2,051
FW2195399.UP.FTS.B, 29.81%, 12/07/26 . 1,970 1,956
FW2198433.UP.FTS.B, 29.92%, 12/07/26 . 2,845 202
FW2198601.UP.FTS.B, 30.14%, 12/07/26 . 4,287 4,257
FW2199215.UP.FTS.B, 30.27%, 12/07/26 . 2,745 2,725
FW2198672.UP.FTS.B, 30.42%, 12/07/26 . 5,150 5,113
FW2196744.UP.FTS.B, 30.45%, 12/07/26 . 42,930 42,622
FW2198825.UP.FTS.B, 30.6%, 12/07/26 .. 3,042 3,017
FW2197604.UP.FTS.B, 30.64%, 12/07/26 . 2,835 2,814
FW2198515.UP.FTS.B, 30.77%, 12/07/26 . 2,858 202
FW2198089.UP.FTS.B, 30.83%, 12/07/26 . 1,827 1,812
FW2197663.UP.FTS.B, 30.97%, 12/07/26 . 2,290 2,271
FW2198098.UP.FTS.B, 31%, 12/07/26 ... 5,142 5,093
FW2196279.UP.FTS.B, 31.01%, 12/07/26 . 3,011 2,989
FW2197407.UP.FTS.B, 31.19%, 12/07/26 . 5,079 5,042
FW2196852.UP.FTS.B, 31.22%, 12/07/26 . 7,380 514
FW2198390.UP.FTS.B, 31.22%, 12/07/26 . 2,326 2,309
FW2197133.UP.FTS.B, 31.45%, 12/07/26 . 3,819 3,787
FW2198397.UP.FTS.B, 32.23%, 12/07/26 . 5,012 4,976
FW2199153.UP.FTS.B, 32.29%, 12/07/26 . 4,149 4,119
FW2199632.UP.FTS.B, 32.42%, 12/07/26 . 4,237 4,207
L2201511.UP.FTS.B, 5.03%, 12/08/26 .... 8,741 8,674
L2201100.UP.FTS.B, 5.82%, 12/08/26 .... 7,610 7,554
FW2201687.UP.FTS.B, 5.98%, 12/08/26 .. 3,529 3,503
L2203382.UP.FTS.B, 6.5%, 12/08/26 .... 7,641 7,586
L2203741.UP.FTS.B, 7.33%, 12/08/26 .... 15,356 15,225
L2206413.UP.FTS.B, 7.44%, 12/08/26 .... 6,915 6,856
L2201126.UP.FTS.B, 7.87%, 12/08/26 .... 16,947 16,802
L2200918.UP.FTS.B, 8.74%, 12/08/26 .... 3,329 3,301
L2203118.UP.FTS.B, 8.78%, 12/08/26 .... 6,017 5,965
L2201288.UP.FTS.B, 9.13%, 12/08/26 .... 2,561 2,539
L2203530.UP.FTS.B, 9.65%, 12/08/26 .... 15,999 15,859
L2197657.UP.FTS.B, 9.74%, 12/08/26 .... 3,348 3,320
FW2202215.UP.FTS.B, 9.76%, 12/08/26 .. 34,206 33,849
L2202140.UP.FTS.B, 10.05%, 12/08/26 ... 2,958 2,928
L2202043.UP.FTS.B, 10.08%, 12/08/26 ... 15,602 15,471
L2206922.UP.FTS.B, 10.23%, 12/08/26 ... 13,901 13,754
L2205692.UP.FTS.B, 10.33%, 12/08/26 ... 12,892 12,784
L2205203.UP.FTS.B, 10.54%, 12/08/26 ... 14,920 14,760
L2203887.UP.FTS.B, 10.82%, 12/08/26 ... 6,267 6,204
L2202359.UP.FTS.B, 10.96%, 12/08/26 ... 2,822 2,799
L2205258.UP.FTS.B, 10.97%, 12/08/26 ... 2,979 2,949
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2202707.UP.FTS.B, 11.01%, 12/08/26 ... $ 7,843 $ 7,764
L2200873.UP.FTS.B, 11.09%, 12/08/26 ... 7,061 6,990
L2205661.UP.FTS.B, 11.13%, 12/08/26 ... 9,416 9,322
L2201926.UP.FTS.B, 11.2%, 12/08/26 .... 1,570 1,557
FW2202691.UP.FTS.B, 11.21%, 12/08/26 . 2,355 2,335
L2204932.UP.FTS.B, 11.21%, 12/08/26 ... 12,561 12,435
L2201522.UP.FTS.B, 11.25%, 12/08/26 ... 15,705 15,547
L2200600.UP.FTS.B, 11.71%, 12/08/26 ... 4,007 2,121
L2200051.UP.FTS.B, 11.78%, 12/08/26 ... 8,348 8,264
L2204302.UP.FTS.B, 11.78%, 12/08/26 ... 2,355 2,331
L2205067.UP.FTS.B, 11.79%, 12/08/26 ... 9,451 9,357
FW2201210.UP.FTS.B, 12.48%, 12/08/26 . 1,580 1,565
L2201401.UP.FTS.B, 12.51%, 12/08/26 ... 5,535 5,479
L2201130.UP.FTS.B, 12.56%, 12/08/26 ... 4,032 3,987
L2201683.UP.FTS.B, 13.05%, 12/08/26 ... 2,379 2,355
L2201222.UP.FTS.B, 13.13%, 12/08/26 ... 39,667 39,273
L2203910.UP.FTS.B, 13.18%, 12/08/26 ... 9,126 9,036
L2202867.UP.FTS.B, 13.27%, 12/08/26 ... 3,671 3,630
FW2206272.UP.FTS.B, 13.35%, 12/08/26 . 2,383 2,359
L2206693.UP.FTS.B, 13.43%, 12/08/26 ... 3,070 223
L2206744.UP.FTS.B, 13.51%, 12/08/26 ... 23,847 23,610
L2202159.UP.FTS.B, 13.54%, 12/08/26 ... 19,876 19,713
FW2201344.UP.FTS.B, 13.64%, 12/08/26 . 5,343 724
L2202534.UP.FTS.B, 13.68%, 12/08/26 ... 11,935 11,816
L2203497.UP.FTS.B, 13.78%, 12/08/26 ... 4,776 4,729
L2203117.UP.FTS.B, 13.79%, 12/08/26 ... 6,846 6,779
FW2199867.UP.FTS.B, 13.82%, 12/08/26 . 12,036 11,911
L2203856.UP.FTS.B, 13.82%, 12/08/26 ... 23,986 23,734
L2200884.UP.FTS.B, 13.99%, 12/08/26 ... 5,897 5,839
L2204734.UP.FTS.B, 13.99%, 12/08/26 ... 2,936 2,907
L2189789.UP.FTS.B, 14.09%, 12/08/26 ... 3,381 3,340
L2200815.UP.FTS.B, 14.17%, 12/08/26 ... 1,988 1,969
L2201701.UP.FTS.B, 14.19%, 12/08/26 ... 5,584 5,529
L2200543.UP.FTS.B, 14.23%, 12/08/26 ... 3,990 3,950
FW2206534.UP.FTS.B, 14.38%, 12/08/26 . 2,554 2,529
FW2201365.UP.FTS.B, 14.41%, 12/08/26 . 11,581 11,466
L2200506.UP.FTS.B, 14.67%, 12/08/26 ... 4,799 4,751
L2205095.UP.FTS.B, 14.72%, 12/08/26 ... 1,829 1,804
L2205970.UP.FTS.B, 14.78%, 12/08/26 ... 2,154 2,133
L2203172.UP.FTS.B, 14.86%, 12/08/26 ... 8,006 7,927
FW2203636.UP.FTS.B, 14.99%, 12/08/26 . 4,019 3,977
L2206751.UP.FTS.B, 15.19%, 12/08/26 ... 11,007 10,898
L2201429.UP.FTS.B, 15.27%, 12/08/26 ... 9,585 9,489
L2201509.UP.FTS.B, 15.29%, 12/08/26 ... 3,761 3,709
L2203888.UP.FTS.B, 15.35%, 12/08/26 ... 2,408 2,384
L2196904.UP.FTS.B, 15.38%, 12/08/26 ... 4,897 2,593
L2202058.UP.FTS.B, 15.4%, 12/08/26 .... 2,408 2,379
L2201650.UP.FTS.B, 15.45%, 12/08/26 ... 3,212 3,181
L2205307.UP.FTS.B, 15.66%, 12/08/26 ... 1,615 1,593
L2193881.UP.FTS.B, 15.75%, 12/08/26 ... 3,539 3,495
L2200487.UP.FTS.B, 15.87%, 12/08/26 ... 5,150 5,100
L2205432.UP.FTS.B, 15.94%, 12/08/26 ... 19,957 19,708
L2205206.UP.FTS.B, 15.97%, 12/08/26 ... 24,226 23,899
L2206448.UP.FTS.B, 16%, 12/08/26 ..... 8,455 8,372
L2195672.UP.FTS.B, 16.2%, 12/08/26 .... 10,317 10,189
L2205672.UP.FTS.B, 16.4%, 12/08/26 .... 20,212 20,001
L2201272.UP.FTS.B, 16.5%, 12/08/26 .... 4,017 3,977
L2202979.UP.FTS.B, 16.63%, 12/08/26 ... 1,616 1,600

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2203269.UP.FTS.B, 16.66%, 12/08/26 ... $ 3,636 $ 3,591
L2203656.UP.FTS.B, 16.77%, 12/08/26 ... 2,300 1,218
L2205448.UP.FTS.B, 16.81%, 12/08/26 ... 8,490 8,366
L2205367.UP.FTS.B, 16.83%, 12/08/26 ... 2,508 2,474
L2205691.UP.FTS.B, 16.93%, 12/08/26 ... 38,836 38,355
L2206760.UP.FTS.B, 17.01%, 12/08/26 ... 36,759 36,274
L2200739.UP.FTS.B, 17.06%, 12/08/26 ... 2,186 2,159
L2200406.UP.FTS.B, 17.28%, 12/08/26 ... 3,566 3,522
L2202818.UP.FTS.B, 17.33%, 12/08/26 ... 8,134 585
L2201984.UP.FTS.B, 17.35%, 12/08/26 ... 5,263 5,197
L2204275.UP.FTS.B, 17.48%, 12/08/26 ... 4,526 4,469
L2203876.UP.FTS.B, 17.53%, 12/08/26 ... 17,861 17,619
L2202653.UP.FTS.B, 17.59%, 12/08/26 ... 10,065 9,941
L2203323.UP.FTS.B, 17.63%, 12/08/26 ... 1,453 1,433
L2200437.UP.FTS.B, 17.72%, 12/08/26 ... 2,030 2,001
L2202435.UP.FTS.B, 17.87%, 12/08/26 ... 4,064 4,005
L2206114.UP.FTS.B, 17.92%, 12/08/26 ... 1,626 1,606
L2201870.UP.FTS.B, 17.98%, 12/08/26 ... 2,440 2,404
L2201314.UP.FTS.B, 18.04%, 12/08/26 ... 4,068 4,017
L2203381.UP.FTS.B, 18.04%, 12/08/26 ... 8,541 8,436
L2202238.UP.FTS.B, 18.11%, 12/08/26 ... 10,579 10,448
L2198222.UP.FTS.B, 18.15%, 12/08/26 ... 2,930 2,888
FW2200514.UP.FTS.B, 18.68%, 12/08/26 . 8,319 4,763
L2202316.UP.FTS.B, 18.78%, 12/08/26 ... 2,041 2,011
L2203614.UP.FTS.B, 18.9%, 12/08/26 .... 12,236 12,057
FW2203630.UP.FTS.B, 18.91%, 12/08/26 . 8,154 8,035
L2201012.UP.FTS.B, 19.03%, 12/08/26 ... 40,867 40,274
L2202526.UP.FTS.B, 19.03%, 12/08/26 ... 8,299 4,398
FW2204149.UP.FTS.B, 19.13%, 12/08/26 . 4,095 4,030
FW2201703.UP.FTS.B, 19.15%, 12/08/26 . 2,852 2,811
L2171699.UP.FTS.B, 19.26%, 12/08/26 ... 8,186 8,141
FW2201480.UP.FTS.B, 19.28%, 12/08/26 . 5,729 5,658
L2198227.UP.FTS.B, 19.34%, 12/08/26 ... 1,701 458
FW2206855.UP.FTS.B, 19.38%, 12/08/26 . 4,094 4,054
L2204805.UP.FTS.B, 19.42%, 12/08/26 ... 8,762 8,635
L2204012.UP.FTS.B, 19.62%, 12/08/26 ... 2,586 1,435
L2201833.UP.FTS.B, 19.78%, 12/08/26 ... 4,098 4,038
L2200534.UP.FTS.B, 19.8%, 12/08/26 .... 6,771 1,864
L2203346.UP.FTS.B, 19.86%, 12/08/26 ... 5,252 5,187
L2203970.UP.FTS.B, 19.89%, 12/08/26 ... 1,806 1,780
L2203336.UP.FTS.B, 19.94%, 12/08/26 ... 2,714 2,671
FW2185665.UP.FTS.B, 20.17%, 12/08/26 . 12,290 12,137
L2200446.UP.FTS.B, 20.19%, 12/08/26 ... 904 890
FW2202220.UP.FTS.B, 20.45%, 12/08/26 . 16,458 16,367
L2198053.UP.FTS.B, 20.47%, 12/08/26 ... 3,047 3,001
L2200528.UP.FTS.B, 20.47%, 12/08/26 ... 2,880 2,839
L2201790.UP.FTS.B, 20.6%, 12/08/26 .... 2,306 2,272
FW2201941.UP.FTS.B, 20.91%, 12/08/26 . 3,216 3,175
FW2201844.UP.FTS.B, 20.97%, 12/08/26 . 2,389 2,339
L2202584.UP.FTS.B, 20.98%, 12/08/26 ... 6,226 6,129
FW2205623.UP.FTS.B, 21.01%, 12/08/26 . 9,075 9,025
L2203340.UP.FTS.B, 21.11%, 12/08/26 ... 4,135 4,105
L2202911.UP.FTS.B, 21.13%, 12/08/26 ... 5,338 5,260
L2201499.UP.FTS.B, 21.34%, 12/08/26 ... 9,089 9,038
L2203266.UP.FTS.B, 21.37%, 12/08/26 ... 4,236 2,498
L2203685.UP.FTS.B, 21.52%, 12/08/26 ... 2,894 2,878
L2207000.UP.FTS.B, 21.53%, 12/08/26 ... 16,540 16,300
L2206634.UP.FTS.B, 21.58%, 12/08/26 ... 1,820 1,810
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2206963.UP.FTS.B, 21.68%, 12/08/26 . $ 4,318 $ 615
FW2200309.UP.FTS.B, 21.86%, 12/08/26 . 2,973 2,956
FW2204080.UP.FTS.B, 22.08%, 12/08/26 . 6,332 1,799
L2200826.UP.FTS.B, 22.16%, 12/08/26 ... 8,296 8,250
L2204816.UP.FTS.B, 22.27%, 12/08/26 ... 7,934 7,807
FW2202543.UP.FTS.B, 22.46%, 12/08/26 . 1,578 1,555
L2200624.UP.FTS.B, 22.5%, 12/08/26 .... 1,661 1,637
L2204327.UP.FTS.B, 22.78%, 12/08/26 ... 2,054 2,015
L2201275.UP.FTS.B, 22.92%, 12/08/26 ... 3,180 3,156
L2203293.UP.FTS.B, 22.93%, 12/08/26 ... 1,415 1,394
FW2203667.UP.FTS.B, 23.01%, 12/08/26 . 12,488 12,419
L2202315.UP.FTS.B, 23.12%, 12/08/26 ... 3,240 3,217
L2201018.UP.FTS.B, 23.52%, 12/08/26 ... 4,172 4,149
L2204624.UP.FTS.B, 23.54%, 12/08/26 ... 17,101 10,128
L2203557.UP.FTS.B, 23.55%, 12/08/26 ... 1,371 1,358
L2204118.UP.FTS.B, 23.56%, 12/08/26 ... 14,281 14,182
L2200929.UP.FTS.B, 23.61%, 12/08/26 ... 2,094 2,080
L2205223.UP.FTS.B, 23.62%, 12/08/26 ... 4,179 4,148
L2200784.UP.FTS.B, 23.63%, 12/08/26 ... 8,432 8,376
L2197277.UP.FTS.B, 23.68%, 12/08/26 ... 5,427 5,397
L2197979.UP.FTS.B, 23.7%, 12/08/26 .... 3,340 3,322
L2205882.UP.FTS.B, 23.83%, 12/08/26 ... 2,507 2,476
L2204897.UP.FTS.B, 23.87%, 12/08/26 ... 22,258 21,979
FW2200085.UP.FTS.B, 23.88%, 12/08/26 . 2,507 2,493
L2169986.UP.FTS.B, 24.03%, 12/08/26 ... 12,543 12,474
FW2202739.UP.FTS.B, 24.09%, 12/08/26 . 2,008 1,996
L2205789.UP.FTS.B, 24.11%, 12/08/26 ... 5,019 4,991
L2200886.UP.FTS.B, 24.19%, 12/08/26 ... 4,212 4,147
FW2200940.UP.FTS.B, 24.2%, 12/08/26 .. 1,004 72
L2203589.UP.FTS.B, 24.35%, 12/08/26 ... 4,065 4,036
L2201603.UP.FTS.B, 24.38%, 12/08/26 ... 4,189 4,165
L2199578.UP.FTS.B, 24.39%, 12/08/26 ... 1,232 1,211
L2204440.UP.FTS.B, 24.51%, 12/08/26 ... 1,006 1,000
L2203333.UP.FTS.B, 24.53%, 12/08/26 ... 2,506 179
L2200752.UP.FTS.B, 24.63%, 12/08/26 ... 839 834
FW2202542.UP.FTS.B, 24.64%, 12/08/26 . 3,773 3,753
FW2200668.UP.FTS.B, 24.66%, 12/08/26 . 10,482 10,424
L2205328.UP.FTS.B, 24.68%, 12/08/26 ... 1,673 1,663
FW2198942.UP.FTS.B, 24.77%, 12/08/26 . 16,096 15,987
L2200911.UP.FTS.B, 24.82%, 12/08/26 ... 3,952 3,919
L2205953.UP.FTS.B, 24.83%, 12/08/26 ... 1,798 1,764
L2201876.UP.FTS.B, 24.84%, 12/08/26 ... 923 918
L2198801.UP.FTS.B, 24.91%, 12/08/26 ... 2,518 2,504
L2200418.UP.FTS.B, 24.91%, 12/08/26 ... 6,443 6,349
L2201388.UP.FTS.B, 24.93%, 12/08/26 ... 2,471 2,455
L2201658.UP.FTS.B, 24.93%, 12/08/26 ... 1,091 1,076
L2200868.UP.FTS.B, 24.96%, 12/08/26 ... 2,154 2,134
L2205812.UP.FTS.B, 24.97%, 12/08/26 ... 2,990 2,966
L2206379.UP.FTS.B, 24.97%, 12/08/26 ... 5,684 123
L2201301.UP.FTS.B, 25.03%, 12/08/26 ... 3,798 1,084
L2203217.UP.FTS.B, 25.16%, 12/08/26 ... 924 919
L2202329.UP.FTS.B, 25.17%, 12/08/26 ... 2,047 2,020
L2198735.UP.FTS.B, 25.18%, 12/08/26 ... 5,927 5,891
L2205039.UP.FTS.B, 25.2%, 12/08/26 .... 2,882 2,837
L2202422.UP.FTS.B, 25.21%, 12/08/26 ... 3,081 3,063
L2201763.UP.FTS.B, 25.22%, 12/08/26 ... 5,840 5,764
L2203014.UP.FTS.B, 25.25%, 12/08/26 ... 4,203 4,180
L2203187.UP.FTS.B, 25.25%, 12/08/26 ... 3,455 109

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2203545.UP.FTS.B, 25.27%, 12/08/26 ... $ 1,571 $ 450
L2201547.UP.FTS.B, 25.28%, 12/08/26 ... 2,104 2,088
L2204236.UP.FTS.B, 25.3%, 12/08/26 .... 5,035 4,995
L2205000.UP.FTS.B, 25.31%, 12/08/26 ... 905 63
L2203159.UP.FTS.B, 25.32%, 12/08/26 ... 12,376 7,303
L2202447.UP.FTS.B, 25.34%, 12/08/26 ... 1,701 1,689
L2201267.UP.FTS.B, 25.35%, 12/08/26 ... 984 977
L2207019.UP.FTS.B, 25.36%, 12/08/26 ... 1,385 1,372
L2203473.UP.FTS.B, 25.37%, 12/08/26 ... 1,845 1,818
L2206798.UP.FTS.B, 25.37%, 12/08/26 ... 1,669 1,640
L2204385.UP.FTS.B, 25.38%, 12/08/26 ... 1,010 1,004
L2204272.UP.FTS.B, 25.42%, 12/08/26 ... 1,346 1,335
L2201606.UP.FTS.B, 25.43%, 12/08/26 ... 2,271 2,259
L2200539.UP.FTS.B, 25.48%, 12/08/26 ... 4,545 4,520
L2200596.UP.FTS.B, 25.49%, 12/08/26 ... 8,765 8,701
L2202382.UP.FTS.B, 25.5%, 12/08/26 .... 1,515 1,506
L2204469.UP.FTS.B, 25.55%, 12/08/26 ... 2,622 2,604
L2206619.UP.FTS.B, 25.63%, 12/08/26 ... 6,315 6,280
FW2202148.UP.FTS.B, 25.64%, 12/08/26 . 2,296 340
L2201626.UP.FTS.B, 25.65%, 12/08/26 ... 5,389 5,359
FW2202207.UP.FTS.B, 25.82%, 12/08/26 . 9,006 8,955
L2200110.UP.FTS.B, 25.93%, 12/08/26 ... 6,325 6,290
L2205529.UP.FTS.B, 25.96%, 12/08/26 ... 5,902 5,869
FW2202648.UP.FTS.B, 26.05%, 12/08/26 . 6,756 6,707
L2200501.UP.FTS.B, 26.06%, 12/08/26 ... 1,856 1,845
FW2201661.UP.FTS.B, 26.35%, 12/08/26 . 13,022 3,725
FW2204619.UP.FTS.B, 26.36%, 12/08/26 . 2,112 2,100
L2200760.UP.FTS.B, 26.49%, 12/08/26 ... 9,296 9,244
L2203179.UP.FTS.B, 26.54%, 12/08/26 ... 3,386 3,361
FW2205293.UP.FTS.B, 26.73%, 12/08/26 . 3,383 3,364
FW2205802.UP.FTS.B, 27%, 12/08/26 ... 3,004 2,984
FW2205878.UP.FTS.B, 27.25%, 12/08/26 . 1,743 501
FW2200840.UP.FTS.B, 27.39%, 12/08/26 . 7,125 7,085
FW2205131.UP.FTS.B, 27.64%, 12/08/26 . 2,632 2,617
FW2202637.UP.FTS.B, 27.67%, 12/08/26 . 9,343 9,291
FW2204516.UP.FTS.B, 27.99%, 12/08/26 . 4,164 4,135
FW2205704.UP.FTS.B, 28.05%, 12/08/26 . 4,252 4,228
FW2206331.UP.FTS.B, 28.09%, 12/08/26 . 8,931 8,881
FW2205370.UP.FTS.B, 28.26%, 12/08/26 . 5,637 3,336
FW2200263.UP.FTS.B, 28.29%, 12/08/26 . 15,322 15,237
FW2202084.UP.FTS.B, 28.33%, 12/08/26 . 1,278 1,268
FW2206080.UP.FTS.B, 28.43%, 12/08/26 . 2,914 2,895
FW2205751.UP.FTS.B, 28.59%, 12/08/26 . 1,098 78
FW2199479.UP.FTS.B, 28.66%, 12/08/26 . 12,787 12,716
FW2202420.UP.FTS.B, 28.72%, 12/08/26 . 4,085 4,053
FW2203128.UP.FTS.B, 28.72%, 12/08/26 . 857 851
FW2200463.UP.FTS.B, 28.91%, 12/08/26 . 1,024 1,018
FW2206016.UP.FTS.B, 28.92%, 12/08/26 . 1,553 1,524
FW2201925.UP.FTS.B, 29.05%, 12/08/26 . 1,100 1,090
FW2200712.UP.FTS.B, 29.25%, 12/08/26 . 2,588 2,570
FW2195267.UP.FTS.B, 29.27%, 12/08/26 . 6,323 6,288
FW2205727.UP.FTS.B, 29.33%, 12/08/26 . 9,997 701
FW2204212.UP.FTS.B, 29.48%, 12/08/26 . 13,939 13,862
FW2203404.UP.FTS.B, 29.65%, 12/08/26 . 1,537 1,521
FW2201641.UP.FTS.B, 29.67%, 12/08/26 . 7,018 6,979
FW2206862.UP.FTS.B, 29.87%, 12/08/26 . 4,112 4,089
FW2200914.UP.FTS.B, 29.96%, 12/08/26 . 15,370 2,182
FW2201513.UP.FTS.B, 30.22%, 12/08/26 . 1,528 (13)
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2204427.UP.FTS.B, 30.34%, 12/08/26 . $ 6,864 $ 6,826
FW2203423.UP.FTS.B, 30.49%, 12/08/26 . 858 854
FW2204255.UP.FTS.B, 30.54%, 12/08/26 . 1,374 1,366
FW2202866.UP.FTS.B, 30.6%, 12/08/26 .. 945 939
FW2200422.UP.FTS.B, 30.75%, 12/08/26 . 6,303 910
FW2205386.UP.FTS.B, 30.87%, 12/08/26 . 8,358 8,299
FW2201735.UP.FTS.B, 30.95%, 12/08/26 . 1,044 1,038
FW2201142.UP.FTS.B, 31.05%, 12/08/26 . 860 856
FW2203290.UP.FTS.B, 31.07%, 12/08/26 . 1,205 1,198
FW2206683.UP.FTS.B, 31.07%, 12/08/26 . 1,789 1,777
FW2201843.UP.FTS.B, 31.08%, 12/08/26 . 1,494 430
FW2205002.UP.FTS.B, 31.08%, 12/08/26 . 2,668 2,653
FW2200524.UP.FTS.B, 31.14%, 12/08/26 . 5,761 5,713
FW2201347.UP.FTS.B, 31.17%, 12/08/26 . 2,204 2,190
FW2199311.UP.FTS.B, 31.18%, 12/08/26 . 1,205 1,199
FW2205181.UP.FTS.B, 31.19%, 12/08/26 . 1,913 133
FW2201772.UP.FTS.B, 31.27%, 12/08/26 . 4,736 4,710
FW2203711.UP.FTS.B, 31.37%, 12/08/26 . 8,480 2,444
FW2202425.UP.FTS.B, 31.38%, 12/08/26 . 3,092 891
FW2200697.UP.FTS.B, 31.46%, 12/08/26 . 3,135 (56)
FW2199126.UP.FTS.B, 31.54%, 12/08/26 . 5,344 5,314
FW2203562.UP.FTS.B, 32.34%, 12/08/26 . 5,187 5,158
L2196899.UP.FTS.B, 24.65%, 12/15/26 ... 4,863 4,829
FW2201324.UP.FTS.B, 18.84%, 12/22/26 . 3,983 3,916
FW2204874.UP.FTS.B, 17.03%, 12/23/26 . 8,094 7,976
L2200814.UP.FTS.B, 19.64%, 12/23/26 ... 4,533 4,467
FW2411209.UP.FTS.B, 5.24%, 1/11/27 ... 15,476 15,365
L2411009.UP.FTS.B, 5.26%, 1/11/27 ..... 27,085 26,891
FW2412321.UP.FTS.B, 5.36%, 1/11/27 ... 38,717 38,440
L2408655.UP.FTS.B, 5.7%, 1/11/27 ...... 16,370 16,253
L2409091.UP.FTS.B, 5.78%, 1/11/27 ..... 1,846 151
L2402399.UP.FTS.B, 6.09%, 1/11/27 ..... 21,070 20,920
FW2408524.UP.FTS.B, 6.18%, 1/11/27 ... 8,402 8,342
L2413519.UP.FTS.B, 6.19%, 1/11/27 ..... 19,483 19,342
FW2411884.UP.FTS.B, 6.2%, 1/11/27 .... 19,450 19,311
L2411685.UP.FTS.B, 7.25%, 1/11/27 ..... 12,643 887
L2411160.UP.FTS.B, 7.26%, 1/11/27 ..... 11,739 11,655
FW2406810.UP.FTS.B, 7.3%, 1/11/27 .... 4,949 4,913
L2410292.UP.FTS.B, 7.3%, 1/11/27 ...... 3,280 3,252
L2408660.UP.FTS.B, 7.61%, 1/11/27 ..... 5,410 5,363
L2412785.UP.FTS.B, 7.81%, 1/11/27 ..... 1,570 1,556
L2412559.UP.FTS.B, 7.83%, 1/11/27 ..... 3,707 3,671
L2408557.UP.FTS.B, 7.86%, 1/11/27 ..... 3,926 3,892
L2407811.UP.FTS.B, 7.94%, 1/11/27 ..... 6,147 6,093
L2412462.UP.FTS.B, 7.99%, 1/11/27 ..... 2,750 2,726
L2412874.UP.FTS.B, 8.03%, 1/11/27 ..... 5,500 5,452
L2413039.UP.FTS.B, 8.03%, 1/11/27 ..... 11,788 11,686
L2412920.UP.FTS.B, 8.25%, 1/11/27 ..... 13,120 962
L2410004.UP.FTS.B, 8.45%, 1/11/27 ..... 7,989 1,065
L2410102.UP.FTS.B, 8.56%, 1/11/27 ..... 3,015 220
L2410384.UP.FTS.B, 8.56%, 1/11/27 ..... 17,855 4,375
FW2413850.UP.FTS.B, 8.58%, 1/11/27 ... 8,435 8,362
L2413727.UP.FTS.B, 8.61%, 1/11/27 ..... 3,390 3,361
L2412142.UP.FTS.B, 8.74%, 1/11/27 ..... 13,332 13,217
FW2410081.UP.FTS.B, 8.78%, 1/11/27 ... 14,204 14,081
L2413256.UP.FTS.B, 8.78%, 1/11/27 ..... 12 11
FW2409381.UP.FTS.B, 8.85%, 1/11/27 ... 3,552 3,521
L2407187.UP.FTS.B, 8.85%, 1/11/27 ..... 3,939 3,905

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2413316.UP.FTS.B, 8.98%, 1/11/27 ..... $ 9,474 $ 9,392
FW2411415.UP.FTS.B, 9.04%, 1/11/27 ... 5,419 5,371
FW2413111.UP.FTS.B, 9.07%, 1/11/27 ... 6,301 6,246
FW2411385.UP.FTS.B, 9.23%, 1/11/27 ... 7,119 7,057
L2405469.UP.FTS.B, 9.26%, 1/11/27 ..... 6,170 3,184
FW2413046.UP.FTS.B, 9.47%, 1/11/27 ... 5,657 5,605
L2408994.UP.FTS.B, 9.47%, 1/11/27 ..... 5,959 5,906
L2410685.UP.FTS.B, 9.48%, 1/11/27 ..... 7,154 7,090
L2412775.UP.FTS.B, 9.82%, 1/11/27 ..... 19,739 19,534
FW2406985.UP.FTS.B, 9.83%, 1/11/27 ... 2,380 2,360
L2412433.UP.FTS.B, 9.93%, 1/11/27 ..... 6,749 6,679
L2404630.UP.FTS.B, 10.03%, 1/11/27 .... 39,719 39,376
L2411759.UP.FTS.B, 10.11%, 1/11/27 .... 17,416 17,264
L2411458.UP.FTS.B, 10.12%, 1/11/27 .... 1,748 1,733
L2411928.UP.FTS.B, 10.18%, 1/11/27 .... 3,975 3,934
L2408600.UP.FTS.B, 10.21%, 1/11/27 .... 3,408 3,372
L2408318.UP.FTS.B, 10.27%, 1/11/27 .... 3,181 3,149
L2413945.UP.FTS.B, 10.53%, 1/11/27 .... 17,521 17,340
L2411092.UP.FTS.B, 10.65%, 1/11/27 .... 8,144 506
L2411539.UP.FTS.B, 10.75%, 1/11/27 .... 4,997 1,261
L2411021.UP.FTS.B, 10.83%, 1/11/27 .... 6,372 6,316
FW2412113.UP.FTS.B, 10.85%, 1/11/27 .. 19,944 19,737
L2411297.UP.FTS.B, 10.9%, 1/11/27 ..... 7,102 7,028
L2413322.UP.FTS.B, 10.93%, 1/11/27 .... 8,460 8,373
L2409346.UP.FTS.B, 10.95%, 1/11/27 .... 13,233 968
L2413229.UP.FTS.B, 11.26%, 1/11/27 .... 14,346 14,197
FW2413104.UP.FTS.B, 11.4%, 1/11/27 ... 10,418 757
L2411571.UP.FTS.B, 11.47%, 1/11/27 .... 6,215 6,148
L2413044.UP.FTS.B, 11.78%, 1/11/27 .... 6,413 6,346
L2410361.UP.FTS.B, 11.82%, 1/11/27 .... 8,819 8,728
FW2408471.UP.FTS.B, 11.94%, 1/11/27 .. 4,822 4,770
L2405206.UP.FTS.B, 12.1%, 1/11/27 ..... 19,333 19,122
L2370107.UP.FTS.B, 12.85%, 1/11/27 .... 3,949 3,908
L2412100.UP.FTS.B, 13.07%, 1/11/27 .... 5,242 5,188
L2409206.UP.FTS.B, 13.1%, 1/11/27 ..... 3,223 3,189
L2411596.UP.FTS.B, 13.42%, 1/11/27 .... 4,032 3,990
L2411372.UP.FTS.B, 13.45%, 1/11/27 .... 4,956 2,625
FW2412293.UP.FTS.B, 13.57%, 1/11/27 .. 4,264 4,219
FW2411936.UP.FTS.B, 13.61%, 1/11/27 .. 6,256 6,188
FW2412839.UP.FTS.B, 13.8%, 1/11/27 ... 8,680 8,585
FW2407206.UP.FTS.B, 13.82%, 1/11/27 .. 4,859 4,808
FW2410061.UP.FTS.B, 13.89%, 1/11/27 .. 16,201 16,033
L2409821.UP.FTS.B, 14.42%, 1/11/27 .... 4,386 4,340
L2410324.UP.FTS.B, 14.46%, 1/11/27 .... 15,691 15,522
L2405215.UP.FTS.B, 14.48%, 1/11/27 .... 22,830 22,571
L2408774.UP.FTS.B, 14.55%, 1/11/27 .... 3,251 3,209
L2410681.UP.FTS.B, 14.74%, 1/11/27 .... 2,041 2,019
L2408843.UP.FTS.B, 14.84%, 1/11/27 .... 2,483 2,455
L2412759.UP.FTS.B, 15.38%, 1/11/27 .... 4,896 4,832
L2412202.UP.FTS.B, 15.67%, 1/11/27 .... 4,903 4,852
L2410725.UP.FTS.B, 15.84%, 1/11/27 .... 15,602 15,429
L2413295.UP.FTS.B, 15.96%, 1/11/27 .... 5,385 2,987
L2408436.UP.FTS.B, 15.99%, 1/11/27 .... 32,732 32,306
FW2412862.UP.FTS.B, 16.01%, 1/11/27 .. 8,348 8,261
L2379748.UP.FTS.B, 16.06%, 1/11/27 .... 3,602 3,555
L2410414.UP.FTS.B, 16.07%, 1/11/27 .... 4,453 324
L2413878.UP.FTS.B, 16.28%, 1/11/27 .... 9,838 709
L2413797.UP.FTS.B, 16.41%, 1/11/27 .... 8,161 8,053
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2406986.UP.FTS.B, 16.62%, 1/11/27 .... $ 4,104 $ 4,050
L2412621.UP.FTS.B, 16.62%, 1/11/27 .... 3,283 3,240
L2407022.UP.FTS.B, 16.96%, 1/11/27 .... 4,110 4,057
L2409264.UP.FTS.B, 16.99%, 1/11/27 .... 8,222 8,114
FW2411635.UP.FTS.B, 17.05%, 1/11/27 .. 4,194 4,130
FW2412497.UP.FTS.B, 17.05%, 1/11/27 .. 8,846 434
FW2407072.UP.FTS.B, 17.38%, 1/11/27 .. 4,250 1,091
L2411840.UP.FTS.B, 17.48%, 1/11/27 .... 23,539 23,291
FW2410259.UP.FTS.B, 17.51%, 1/11/27 .. 7,728 7,631
L2406982.UP.FTS.B, 17.53%, 1/11/27 .... 7,498 7,384
L2412808.UP.FTS.B, 17.54%, 1/11/27 .... 8,242 8,134
L2410494.UP.FTS.B, 17.56%, 1/11/27 .... 16,511 16,278
FW2411466.UP.FTS.B, 17.75%, 1/11/27 .. 1,650 1,629
L2407285.UP.FTS.B, 17.96%, 1/11/27 .... 4,129 4,066
FW2407640.UP.FTS.B, 18.05%, 1/11/27 .. 9,087 8,993
L2410765.UP.FTS.B, 18.19%, 1/11/27 .... 6,154 6,071
L2410306.UP.FTS.B, 18.23%, 1/11/27 .... 5,804 5,741
FW2413451.UP.FTS.B, 18.29%, 1/11/27 .. 2,068 2,036
L2412214.UP.FTS.B, 18.34%, 1/11/27 .... 2,489 2,462
L2413233.UP.FTS.B, 18.45%, 1/11/27 .... 2,069 2,042
L2412345.UP.FTS.B, 18.51%, 1/11/27 .... 2,794 2,751
L2413035.UP.FTS.B, 18.66%, 1/11/27 .... 2,438 2,400
FW2406958.UP.FTS.B, 18.83%, 1/11/27 .. 2,022 1,994
L2407160.UP.FTS.B, 18.83%, 1/11/27 .... 14,508 14,318
FW2406995.UP.FTS.B, 18.92%, 1/11/27 .. 10,025 9,877
L2409397.UP.FTS.B, 18.93%, 1/11/27 .... 7,030 1,002
L2413429.UP.FTS.B, 19.09%, 1/11/27 .... 669 661
L2407535.UP.FTS.B, 19.16%, 1/11/27 .... 4,484 4,425
L2412374.UP.FTS.B, 19.25%, 1/11/27 .... 10,003 9,923
L2413002.UP.FTS.B, 19.57%, 1/11/27 .... 3,660 3,604
FW2410395.UP.FTS.B, 20.34%, 1/11/27 .. 4,173 4,109
FW2412607.UP.FTS.B, 20.39%, 1/11/27 .. 4,038 2,379
FW2410858.UP.FTS.B, 20.48%, 1/11/27 .. 1,849 1,823
L2395966.UP.FTS.B, 20.59%, 1/11/27 .... 14,683 1,061
FW2412890.UP.FTS.B, 20.68%, 1/11/27 .. 8,404 8,338
FW2410350.UP.FTS.B, 20.75%, 1/11/27 .. 8,437 8,373
L2406944.UP.FTS.B, 20.79%, 1/11/27 .... 9,088 5,366
L2402977.UP.FTS.B, 20.95%, 1/11/27 .... 1,654 1,642
L2407644.UP.FTS.B, 21.08%, 1/11/27 .... 3,349 3,327
L2410708.UP.FTS.B, 21.43%, 1/11/27 .... 2,028 2,000
L2410907.UP.FTS.B, 21.6%, 1/11/27 ..... 2,950 2,927
FW2411595.UP.FTS.B, 21.83%, 1/11/27 .. 4,545 327
FW2413140.UP.FTS.B, 22.12%, 1/11/27 .. 4,204 4,177
L2413585.UP.FTS.B, 22.13%, 1/11/27 .... 6,770 6,717
FW2413038.UP.FTS.B, 22.18%, 1/11/27 .. 1,732 495
L2413170.UP.FTS.B, 22.26%, 1/11/27 .... 6,315 6,232
L2413345.UP.FTS.B, 22.45%, 1/11/27 .... 5,072 5,032
L2410843.UP.FTS.B, 22.81%, 1/11/27 .... 3,795 3,770
FW2412276.UP.FTS.B, 22.84%, 1/11/27 .. 3,331 3,307
L2410433.UP.FTS.B, 22.92%, 1/11/27 .... 1,687 1,661
FW2409793.UP.FTS.B, 22.96%, 1/11/27 .. 8,447 8,392
L2410796.UP.FTS.B, 23%, 1/11/27 ...... 6,052 6,011
L2410622.UP.FTS.B, 23.11%, 1/11/27 .... 4,053 4,026
L2413027.UP.FTS.B, 23.16%, 1/11/27 .... 6,756 6,712
L2399356.UP.FTS.B, 23.25%, 1/11/27 .... 5,069 5,035
FW2412083.UP.FTS.B, 23.34%, 1/11/27 .. 3,888 3,862
FW2411494.UP.FTS.B, 23.55%, 1/11/27 .. 3,299 496
L2408703.UP.FTS.B, 23.63%, 1/11/27 .... 4,979 4,941

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2413529.UP.FTS.B, 23.86%, 1/11/27 .. $ 1,694 $ 1,683
L2409471.UP.FTS.B, 23.96%, 1/11/27 .... 5,084 5,050
L2412292.UP.FTS.B, 24.03%, 1/11/27 .... 15,732 15,604
L2413379.UP.FTS.B, 24.03%, 1/11/27 .... 16,951 16,838
L2413360.UP.FTS.B, 24.07%, 1/11/27 .... 1,695 1,684
FW2412786.UP.FTS.B, 24.26%, 1/11/27 .. 7,211 7,163
FW2409686.UP.FTS.B, 24.48%, 1/11/27 .. 5,995 5,948
L2411714.UP.FTS.B, 24.56%, 1/11/27 .... 2,277 2,261
L2407599.UP.FTS.B, 24.69%, 1/11/27 .... 9,998 9,925
L2407837.UP.FTS.B, 24.89%, 1/11/27 .... 2,693 194
FW2411057.UP.FTS.B, 24.91%, 1/11/27 .. 3,003 2,979
FW2407461.UP.FTS.B, 25.01%, 1/11/27 .. 4,254 4,226
L2410747.UP.FTS.B, 25.02%, 1/11/27 .... 1,276 1,268
L2413166.UP.FTS.B, 25.02%, 1/11/27 .... 2,618 165
L2407824.UP.FTS.B, 25.08%, 1/11/27 .... 3,489 3,466
L2389901.UP.FTS.B, 25.09%, 1/11/27 .... 597 586
L2412701.UP.FTS.B, 25.09%, 1/11/27 .... 1,064 1,052
L2412420.UP.FTS.B, 25.12%, 1/11/27 .... 1,270 1,261
L2402682.UP.FTS.B, 25.13%, 1/11/27 .... 936 930
L2410276.UP.FTS.B, 25.16%, 1/11/27 .... 801 793
L2412631.UP.FTS.B, 25.16%, 1/11/27 .... 1,107 1,099
FW2412505.UP.FTS.B, 25.22%, 1/11/27 .. 4,002 3,975
L2406959.UP.FTS.B, 25.22%, 1/11/27 .... 9,361 9,262
L2413584.UP.FTS.B, 25.24%, 1/11/27 .... 1,022 1,006
L2406872.UP.FTS.B, 25.29%, 1/11/27 .... 4,517 4,487
L2413560.UP.FTS.B, 25.29%, 1/11/27 .... 2,994 2,970
L2410164.UP.FTS.B, 25.3%, 1/11/27 ..... 1,033 1,025
L2412052.UP.FTS.B, 25.3%, 1/11/27 ..... 10,997 10,863
FW2411982.UP.FTS.B, 25.34%, 1/11/27 .. 4,265 4,236
L2411780.UP.FTS.B, 25.37%, 1/11/27 .... 2,989 2,950
L2413809.UP.FTS.B, 25.37%, 1/11/27 .... 6,733 6,688
L2409900.UP.FTS.B, 25.4%, 1/11/27 ..... 854 846
L2411491.UP.FTS.B, 25.4%, 1/11/27 ..... 2,062 2,028
L2412889.UP.FTS.B, 25.46%, 1/11/27 .... 1,632 1,619
L2406911.UP.FTS.B, 25.47%, 1/11/27 .... 1,806 1,061
L2411973.UP.FTS.B, 25.47%, 1/11/27 .... 1,108 1,101
L2411979.UP.FTS.B, 25.48%, 1/11/27 .... 972 280
L2412081.UP.FTS.B, 25.48%, 1/11/27 .... 5,370 5,334
L2411173.UP.FTS.B, 25.49%, 1/11/27 .... 1,209 715
L2413595.UP.FTS.B, 25.51%, 1/11/27 .... 2,711 2,688
L2412805.UP.FTS.B, 25.53%, 1/11/27 .... 6,145 441
FW2412928.UP.FTS.B, 25.61%, 1/11/27 .. 1,706 1,694
FW2407809.UP.FTS.B, 25.64%, 1/11/27 .. 10,174 10,077
L2406866.UP.FTS.B, 25.98%, 1/11/27 .... 1,534 1,524
L2413661.UP.FTS.B, 25.98%, 1/11/27 .... 2,237 2,219
L2408715.UP.FTS.B, 26.2%, 1/11/27 ..... 12,141 12,053
L2412410.UP.FTS.B, 26.21%, 1/11/27 .... 6,621 3,925
FW2411046.UP.FTS.B, 26.47%, 1/11/27 .. 7,624 7,568
L2409231.UP.FTS.B, 26.66%, 1/11/27 .... 4,113 4,078
L2410155.UP.FTS.B, 26.8%, 1/11/27 ..... 6,854 6,807
FW2410552.UP.FTS.B, 27%, 1/11/27 .... 1,229 1,209
FW2410687.UP.FTS.B, 27.05%, 1/11/27 .. 13,358 1,959
FW2408955.UP.FTS.B, 27.26%, 1/11/27 .. 2,149 2,131
FW2413526.UP.FTS.B, 27.48%, 1/11/27 .. 8,708 5,157
FW2410353.UP.FTS.B, 27.55%, 1/11/27 .. 7,770 7,706
FW2410176.UP.FTS.B, 27.65%, 1/11/27 .. 5,509 388
FW2412354.UP.FTS.B, 27.69%, 1/11/27 .. 860 854
FW2412160.UP.FTS.B, 27.76%, 1/11/27 .. 3,482 3,455
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2406988.UP.FTS.B, 27.86%, 1/11/27 .. $ 4,301 $ 4,271
FW2408818.UP.FTS.B, 27.86%, 1/11/27 .. 9,521 9,425
FW2410159.UP.FTS.B, 27.94%, 1/11/27 .. 3,827 3,798
FW2406115.UP.FTS.B, 28.41%, 1/11/27 .. 4,864 1,411
FW2405234.UP.FTS.B, 28.71%, 1/11/27 .. 962 952
FW2413762.UP.FTS.B, 28.85%, 1/11/27 .. 3,503 2,079
FW2410593.UP.FTS.B, 28.88%, 1/11/27 .. 7,773 7,720
FW2411293.UP.FTS.B, 29.42%, 1/11/27 .. 1,384 1,375
FW2407567.UP.FTS.B, 29.43%, 1/11/27 .. 3,462 3,437
FW2407055.UP.FTS.B, 29.46%, 1/11/27 .. 4,134 4,097
FW2408568.UP.FTS.B, 29.5%, 1/11/27 ... 3,894 3,867
FW2403902.UP.FTS.B, 29.51%, 1/11/27 .. 1,918 1,138
FW2410442.UP.FTS.B, 29.53%, 1/11/27 .. 1,658 1,644
FW2407473.UP.FTS.B, 30.14%, 1/11/27 .. 2,464 2,424
FW2412942.UP.FTS.B, 30.18%, 1/11/27 .. 3,324 3,297
FW2413192.UP.FTS.B, 30.3%, 1/11/27 ... 5,755 840
FW2413390.UP.FTS.B, 30.33%, 1/11/27 .. 3,788 3,759
FW2407748.UP.FTS.B, 30.43%, 1/11/27 .. 2,084 2,070
FW2395496.UP.FTS.B, 30.49%, 1/11/27 .. 4,943 4,904
FW2413147.UP.FTS.B, 30.55%, 1/11/27 .. 3,522 3,495
FW2413018.UP.FTS.B, 30.69%, 1/11/27 .. 765 751
FW2408341.UP.FTS.B, 30.72%, 1/11/27 .. 533 524
FW2413509.UP.FTS.B, 30.72%, 1/11/27 .. 1,104 654
FW2410308.UP.FTS.B, 30.74%, 1/11/27 .. 1,008 70
FW2412502.UP.FTS.B, 30.76%, 1/11/27 .. 13,037 12,946
FW2410401.UP.FTS.B, 30.79%, 1/11/27 .. 1,144 1,135
FW2408824.UP.FTS.B, 30.81%, 1/11/27 .. 1,479 1,469
FW2411299.UP.FTS.B, 30.92%, 1/11/27 .. 1,482 1,469
FW2392367.UP.FTS.B, 30.94%, 1/11/27 .. 1,966 1,950
FW2411172.UP.FTS.B, 30.96%, 1/11/27 .. 5,045 5,010
FW2413017.UP.FTS.B, 30.97%, 1/11/27 .. 2,343 166
FW2411010.UP.FTS.B, 31.02%, 1/11/27 .. 3,916 3,888
FW2409966.UP.FTS.B, 31.03%, 1/11/27 .. 2,871 2,851
FW2412503.UP.FTS.B, 31.04%, 1/11/27 .. 1,720 122
FW2407947.UP.FTS.B, 31.05%, 1/11/27 .. 3,132 3,110
FW2411701.UP.FTS.B, 31.06%, 1/11/27 .. 1,942 1,920
FW2411738.UP.FTS.B, 31.08%, 1/11/27 .. 1,566 1,555
FW2413942.UP.FTS.B, 31.15%, 1/11/27 .. 1,045 1,037
FW2410271.UP.FTS.B, 31.19%, 1/11/27 .. 1,666 1,652
FW2412133.UP.FTS.B, 31.2%, 1/11/27 ... 1,168 81
FW2410499.UP.FTS.B, 31.67%, 1/11/27 .. 1,545 225
FW2411062.UP.FTS.B, 32.46%, 1/11/27 .. 6,120 6,076
FW2413772.UP.FTS.B, 32.47%, 1/11/27 .. 1,011 992
FW2410751.UP.FTS.B, 34.47%, 1/11/27 .. 4,312 4,281
L2419418.UP.FTS.B, 5.42%, 1/12/27 .... 13,062 12,969
L2418737.UP.FTS.B, 5.93%, 1/12/27 .... 3,107 3,086
L2414458.UP.FTS.B, 5.96%, 1/12/27 .... 23,307 23,150
L2393298.UP.FTS.B, 5.98%, 1/12/27 .... 569 564
L2414801.UP.FTS.B, 6.11%, 1/12/27 ..... 8,552 8,495
L2419934.UP.FTS.B, 6.15%, 1/12/27 .... 8,538 624
L2419361.UP.FTS.B, 6.41%, 1/12/27 .... 1,168 1,160
L2402757.UP.FTS.B, 6.51%, 1/12/27 .... 5,455 5,419
L2416784.UP.FTS.B, 6.53%, 1/12/27 .... 1,559 1,548
L2418799.UP.FTS.B, 6.56%, 1/12/27 .... 9,362 9,299
L2417049.UP.FTS.B, 6.6%, 1/12/27 ..... 4,412 4,378
FW2414856.UP.FTS.B, 6.64%, 1/12/27 ... 780 775
L2415375.UP.FTS.B, 6.85%, 1/12/27 .... 4,683 4,652
L2416695.UP.FTS.B, 6.86%, 1/12/27 .... 3,514 3,491

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2414595.UP.FTS.B, 7.05%, 1/12/27 .... $ 5,863 $ 5,815
L2419333.UP.FTS.B, 7.27%, 1/12/27 .... 10,937 10,847
FW2415988.UP.FTS.B, 7.29%, 1/12/27 ... 15,553 15,426
L2417990.UP.FTS.B, 7.34%, 1/12/27 .... 39,146 38,827
L2419307.UP.FTS.B, 7.34%, 1/12/27 .... 31,866 31,655
L2417199.UP.FTS.B, 7.43%, 1/12/27 .... 35,484 35,189
FW2415894.UP.FTS.B, 7.44%, 1/12/27 ... 11,460 11,383
FW2419541.UP.FTS.B, 7.5%, 1/12/27 .... 11,754 11,658
L2414153.UP.FTS.B, 7.51%, 1/12/27 .... 1,959 1,946
L2417691.UP.FTS.B, 7.69%, 1/12/27 .... 17,827 17,709
L2414031.UP.FTS.B, 7.78%, 1/12/27 .... 12,557 12,455
L2417969.UP.FTS.B, 8.13%, 1/12/27 .... 5,819 5,772
FW2416734.UP.FTS.B, 8.22%, 1/12/27 ... 3,798 3,766
L2416137.UP.FTS.B, 8.26%, 1/12/27 .... 8,183 8,117
L2417948.UP.FTS.B, 8.36%, 1/12/27 .... 867 860
FW2415662.UP.FTS.B, 8.6%, 1/12/27 .... 5,535 5,489
L2418166.UP.FTS.B, 8.62%, 1/12/27 .... 3,945 3,912
FW2416458.UP.FTS.B, 9.06%, 1/12/27 ... 2,531 2,510
FW2419066.UP.FTS.B, 9.06%, 1/12/27 ... 1,422 1,409
L2416545.UP.FTS.B, 9.07%, 1/12/27 .... 11,294 11,198
L2418009.UP.FTS.B, 9.08%, 1/12/27 .... 9,484 9,408
L2414474.UP.FTS.B, 9.1%, 1/12/27 ..... 4,940 1,207
L2414926.UP.FTS.B, 9.43%, 1/12/27 .... 24,637 24,434
L2413887.UP.FTS.B, 9.49%, 1/12/27 .... 4,750 4,705
FW2419389.UP.FTS.B, 9.58%, 1/12/27 ... 1,139 1,127
L2418929.UP.FTS.B, 9.6%, 1/12/27 ..... 11,929 11,830
FW2415990.UP.FTS.B, 9.9%, 1/12/27 .... 23,865 23,622
L2414275.UP.FTS.B, 9.91%, 1/12/27 .... 31,753 31,500
L2417012.UP.FTS.B, 10.17%, 1/12/27 .... 1,590 1,577
L2415942.UP.FTS.B, 10.21%, 1/12/27 .... 11,927 11,832
FW2417548.UP.FTS.B, 10.24%, 1/12/27 .. 11,928 11,833
FW2418613.UP.FTS.B, 10.3%, 1/12/27 ... 3,122 3,096
FW2417403.UP.FTS.B, 10.31%, 1/12/27 .. 5,571 5,517
L2417034.UP.FTS.B, 10.34%, 1/12/27 .... 21,248 21,080
L2415901.UP.FTS.B, 10.41%, 1/12/27 .... 12,736 12,614
L2414981.UP.FTS.B, 10.47%, 1/12/27 .... 10,112 10,015
L2417379.UP.FTS.B, 10.69%, 1/12/27 .... 1,510 110
L2414718.UP.FTS.B, 10.85%, 1/12/27 .... 3,191 3,160
L2418788.UP.FTS.B, 10.88%, 1/12/27 .... 5,580 5,509
L2416866.UP.FTS.B, 11.39%, 1/12/27 .... 2,635 2,610
FW2415761.UP.FTS.B, 11.51%, 1/12/27 .. 4,017 3,977
FW2419104.UP.FTS.B, 11.58%, 1/12/27 .. 6,406 6,345
L2415315.UP.FTS.B, 11.71%, 1/12/27 .... 11,967 11,853
L2414779.UP.FTS.B, 11.77%, 1/12/27 .... 3,206 3,176
L2414313.UP.FTS.B, 12.04%, 1/12/27 .... 8,026 7,950
L2415035.UP.FTS.B, 12.36%, 1/12/27 .... 9,691 9,595
L2418046.UP.FTS.B, 12.84%, 1/12/27 .... 3,224 3,193
L2419353.UP.FTS.B, 12.95%, 1/12/27 .... 26,286 26,039
L2416405.UP.FTS.B, 13.12%, 1/12/27 .... 249 246
L2418973.UP.FTS.B, 13.17%, 1/12/27 .... 16,951 16,792
L2419419.UP.FTS.B, 13.25%, 1/12/27 .... 5,653 5,600
L2419424.UP.FTS.B, 13.54%, 1/12/27 .... 7,970 1,100
L2414757.UP.FTS.B, 13.72%, 1/12/27 .... 8,840 8,752
L2419716.UP.FTS.B, 13.82%, 1/12/27 .... 7,694 7,621
L2418679.UP.FTS.B, 13.97%, 1/12/27 .... 8,652 8,558
FW2417958.UP.FTS.B, 14.2%, 1/12/27 ... 7,048 6,981
L2414553.UP.FTS.B, 14.38%, 1/12/27 .... 16,411 16,251
L2416143.UP.FTS.B, 14.39%, 1/12/27 .... 1,624 1,609
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2417256.UP.FTS.B, 14.46%, 1/12/27 .... $ 25,840 $ 25,599
L2418826.UP.FTS.B, 14.49%, 1/12/27 .... 4,647 4,589
L2416103.UP.FTS.B, 14.61%, 1/12/27 .... 8,130 8,054
L2419563.UP.FTS.B, 14.64%, 1/12/27 .... 24,364 24,136
L2419336.UP.FTS.B, 14.72%, 1/12/27 .... 17,895 17,728
L2420324.UP.FTS.B, 14.82%, 1/12/27 .... 6,016 1,542
FW2417528.UP.FTS.B, 14.86%, 1/12/27 .. 4,230 1,091
L2407266.UP.FTS.B, 14.91%, 1/12/27 .... 30,991 2,006
FW2414824.UP.FTS.B, 15.13%, 1/12/27 .. 28,562 28,280
L2418818.UP.FTS.B, 15.34%, 1/12/27 .... 5,672 5,618
FW2420218.UP.FTS.B, 15.49%, 1/12/27 .. 4,865 4,819
L2418960.UP.FTS.B, 15.54%, 1/12/27 .... 16,331 16,138
FW2417751.UP.FTS.B, 15.65%, 1/12/27 .. 3,268 3,238
L2416354.UP.FTS.B, 15.71%, 1/12/27 .... 3,969 3,930
L2417088.UP.FTS.B, 15.78%, 1/12/27 .... 6,211 6,138
FW2418121.UP.FTS.B, 15.9%, 1/12/27 ... 32,777 32,357
L2414253.UP.FTS.B, 16.15%, 1/12/27 .... 6,552 6,474
L2414062.UP.FTS.B, 16.39%, 1/12/27 .... 4,345 4,294
L2414473.UP.FTS.B, 16.4%, 1/12/27 .... 820 810
L2415142.UP.FTS.B, 16.59%, 1/12/27 .... 1,796 1,764
L2420474.UP.FTS.B, 16.75%, 1/12/27 .... 12,318 12,204
L2420206.UP.FTS.B, 16.98%, 1/12/27 .... 9,043 8,937
L2416327.UP.FTS.B, 17.17%, 1/12/27 .... 20,570 20,381
L2417581.UP.FTS.B, 17.27%, 1/12/27 .... 3,622 3,579
L2415513.UP.FTS.B, 17.29%, 1/12/27 .... 2,980 2,931
FW2414008.UP.FTS.B, 17.55%, 1/12/27 .. 2,691 2,666
FW2394068.UP.FTS.B, 18.18%, 1/12/27 .. 6,613 6,521
L2416524.UP.FTS.B, 18.36%, 1/12/27 .... 4,133 4,095
L2415786.UP.FTS.B, 18.43%, 1/12/27 .... 3,722 539
L2415190.UP.FTS.B, 18.58%, 1/12/27 .... 4,141 4,083
FW2415024.UP.FTS.B, 19.94%, 1/12/27 .. 7,248 7,214
L2414022.UP.FTS.B, 20.3%, 1/12/27 .... 35,320 1,059
FW2414368.UP.FTS.B, 20.45%, 1/12/27 .. 2,144 2,132
L2418100.UP.FTS.B, 20.74%, 1/12/27 .... 15,132 14,923
L2416916.UP.FTS.B, 21.22%, 1/12/27 .... 4,195 4,168
L2416598.UP.FTS.B, 21.42%, 1/12/27 .... 6,279 6,248
L2404728.UP.FTS.B, 21.56%, 1/12/27 .... 1,259 1,253
L2414877.UP.FTS.B, 21.7%, 1/12/27 .... 4,642 4,613
L2389418.UP.FTS.B, 22.12%, 1/12/27 .... 5,272 5,004
L2415810.UP.FTS.B, 22.13%, 1/12/27 .... 4,299 4,078
L2415799.UP.FTS.B, 22.22%, 1/12/27 .... 4,100 4,075
FW2408502.UP.FTS.B, 22.28%, 1/12/27 .. 5,393 5,358
L2416737.UP.FTS.B, 23.4%, 1/12/27 .... 2,284 2,273
FW2416362.UP.FTS.B, 23.42%, 1/12/27 .. 4,228 4,208
L2409743.UP.FTS.B, 23.49%, 1/12/27 .... 9,266 8,709
FW2418430.UP.FTS.B, 23.78%, 1/12/27 .. 1,854 1,824
FW2414282.UP.FTS.B, 23.79%, 1/12/27 .. 1,693 1,685
FW2415097.UP.FTS.B, 23.87%, 1/12/27 .. 2,293 2,272
L2410860.UP.FTS.B, 23.88%, 1/12/27 .... 5,468 5,437
L2415306.UP.FTS.B, 24.21%, 1/12/27 .... 9,160 9,116
L2414849.UP.FTS.B, 24.57%, 1/12/27 .... 2,875 2,860
L2417607.UP.FTS.B, 24.68%, 1/12/27 .... 5,007 4,963
FW2415034.UP.FTS.B, 24.95%, 1/12/27 .. 4,783 1,377
L2416370.UP.FTS.B, 25.03%, 1/12/27 .... 13,644 3,961
L2416425.UP.FTS.B, 25.07%, 1/12/27 .... 852 838
FW2415852.UP.FTS.B, 25.19%, 1/12/27 .. 7,694 7,646
L2415512.UP.FTS.B, 25.19%, 1/12/27 .... 3,659 522
L2420285.UP.FTS.B, 25.25%, 1/12/27 .... 1,780 1,751

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2418700.UP.FTS.B, 25.3%, 1/12/27 .... $ 1,274 $ 1,255
FW2414825.UP.FTS.B, 25.31%, 1/12/27 .. 4,259 4,239
L2414994.UP.FTS.B, 25.32%, 1/12/27 .... 2,525 2,511
L2411740.UP.FTS.B, 25.36%, 1/12/27 .... 1,363 1,357
L2419040.UP.FTS.B, 25.37%, 1/12/27 .... 1,123 1,056
FW2416291.UP.FTS.B, 25.38%, 1/12/27 .. 12,874 924
L2418717.UP.FTS.B, 25.38%, 1/12/27 .... 2,898 2,884
FW2414842.UP.FTS.B, 25.41%, 1/12/27 .. 876 253
L2414777.UP.FTS.B, 25.43%, 1/12/27 .... 1,183 1,176
L2416664.UP.FTS.B, 25.43%, 1/12/27 .... 1,275 1,257
L2417967.UP.FTS.B, 25.45%, 1/12/27 .... 5,114 5,090
L2417114.UP.FTS.B, 25.49%, 1/12/27 .... 1,620 1,612
L2418684.UP.FTS.B, 25.49%, 1/12/27 .... 2,370 2,247
FW2415078.UP.FTS.B, 25.67%, 1/12/27 .. 3,374 3,355
FW2418617.UP.FTS.B, 25.69%, 1/12/27 .. 10,960 10,900
FW2416204.UP.FTS.B, 25.74%, 1/12/27 .. 10,984 779
FW2418174.UP.FTS.B, 25.89%, 1/12/27 .. 8,480 8,436
L2413654.UP.FTS.B, 25.91%, 1/12/27 .... 4,782 4,716
L2414249.UP.FTS.B, 26.35%, 1/12/27 .... 3,421 3,405
FW2414970.UP.FTS.B, 26.42%, 1/12/27 .. 8,564 8,524
FW2419574.UP.FTS.B, 26.43%, 1/12/27 .. 16,473 16,381
FW2415609.UP.FTS.B, 26.58%, 1/12/27 .. 1,627 1,619
FW2415999.UP.FTS.B, 26.93%, 1/12/27 .. 7,886 7,849
L2414422.UP.FTS.B, 27.95%, 1/12/27 .... 2,495 2,484
FW2416040.UP.FTS.B, 27.97%, 1/12/27 .. 6,818 480
FW2411493.UP.FTS.B, 28.18%, 1/12/27 .. 12,294 12,207
FW2418131.UP.FTS.B, 28.24%, 1/12/27 .. 13,550 2,004
FW2417708.UP.FTS.B, 28.27%, 1/12/27 .. 8,615 8,574
FW2415920.UP.FTS.B, 28.81%, 1/12/27 .. 10,967 88
FW2418008.UP.FTS.B, 28.88%, 1/12/27 .. 1,468 1,461
FW2415652.UP.FTS.B, 29.37%, 1/12/27 .. 12,109 12,051
FW2419252.UP.FTS.B, 29.51%, 1/12/27 .. 2,220 158
FW2416858.UP.FTS.B, 29.58%, 1/12/27 .. 4,934 345
FW2418306.UP.FTS.B, 29.61%, 1/12/27 .. 6,120 6,085
FW2412114.UP.FTS.B, 30.39%, 1/12/27 .. 4,236 21
FW2415348.UP.FTS.B, 30.45%, 1/12/27 .. 18,471 18,353
FW2419466.UP.FTS.B, 30.59%, 1/12/27 .. 4,691 4,669
FW2414026.UP.FTS.B, 30.61%, 1/12/27 .. 961 956
FW2415122.UP.FTS.B, 30.76%, 1/12/27 .. 1,999 1,990
FW2417562.UP.FTS.B, 30.84%, 1/12/27 .. 869 865
FW2418392.UP.FTS.B, 30.87%, 1/12/27 .. 1,894 1,884
FW2418950.UP.FTS.B, 30.94%, 1/12/27 .. 1,761 1,739
FW2413630.UP.FTS.B, 30.97%, 1/12/27 .. 1,240 1,231
FW2416140.UP.FTS.B, 30.99%, 1/12/27 .. 1,914 1,905
FW2415090.UP.FTS.B, 31%, 1/12/27 .... 17,630 1,246
FW2417415.UP.FTS.B, 31.03%, 1/12/27 .. 1,566 1,559
FW2420487.UP.FTS.B, 31.06%, 1/12/27 .. 1,604 1,590
FW2415692.UP.FTS.B, 31.1%, 1/12/27 ... 7,447 7,398
FW2415518.UP.FTS.B, 31.11%, 1/12/27 .. 5,251 4,985
FW2417950.UP.FTS.B, 31.11%, 1/12/27 .. 832 826
FW2414984.UP.FTS.B, 31.12%, 1/12/27 .. 3,321 3,301
FW2418991.UP.FTS.B, 31.12%, 1/12/27 .. 4,370 4,345
FW2415964.UP.FTS.B, 31.16%, 1/12/27 .. 1,116 1,109
FW2417489.UP.FTS.B, 31.18%, 1/12/27 .. 1,406 99
FW2416377.UP.FTS.B, 31.22%, 1/12/27 .. 4,266 4,246
FW2414360.UP.FTS.B, 33.08%, 1/12/27 .. 2,015 2,005
FW2419527.UP.FTS.B, 33.12%, 1/12/27 .. 1,188 1,180
FW2414624.UP.FTS.B, 33.41%, 1/12/27 .. 2,501 2,486
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2414012.UP.FTS.B, 9.06%, 1/20/27 .... $ 7,903 $ 7,851
L1711260.UP.FTS.B, 11.26%, 2/14/27 .... 1,553 1,534
L1710099.UP.FTS.B, 16.39%, 2/14/27 .... 11,332 11,202
FW1709115.UP.FTS.B, 20.14%, 2/14/27 .. 4,264 4,191
FW1711645.UP.FTS.B, 20.26%, 2/14/27 .. 23,822 22,897
L1711058.UP.FTS.B, 22.48%, 2/14/27 .... 7,696 110
FW1710506.UP.FTS.B, 24.97%, 2/14/27 .. 5,109 363
L1709217.UP.FTS.B, 25.78%, 2/14/27 .... 21,551 20,399
L1710004.UP.FTS.B, 26.05%, 2/14/27 .... 9,183 8,950
FW1711816.UP.FTS.B, 27.5%, 2/14/27 ... 1,357 1,287
FW1712574.UP.FTS.B, 28.34%, 2/14/27 .. 4,392 4,354
FW1712431.UP.FTS.B, 29.12%, 2/14/27 .. 2,574 744
FW1710082.UP.FTS.B, 31.29%, 2/14/27 .. 826 824
FW1687516.UP.FTS.B, 31.34%, 2/14/27 .. 26,772 25,410
FW1709995.UP.FTS.B, 32.33%, 2/14/27 .. 13,146 13,104
L2632551.UP.FTS.B, 5.37%, 2/15/27 .... 9,477 9,413
L2632779.UP.FTS.B, 5.63%, 2/15/27 .... 5,536 5,498
L2633842.UP.FTS.B, 6.31%, 2/15/27 .... 6,330 6,275
L2633588.UP.FTS.B, 6.56%, 2/15/27 .... 26,224 26,046
L2631314.UP.FTS.B, 6.7%, 2/15/27 ..... 16,700 16,587
L2633374.UP.FTS.B, 7.21%, 2/15/27 .... 15,149 15,046
L2633603.UP.FTS.B, 8.38%, 2/15/27 .... 13,983 13,126
FW2631935.UP.FTS.B, 8.55%, 2/15/27 ... 30,703 28,818
L2630774.UP.FTS.B, 8.69%, 2/15/27 .... 3,213 3,192
L2635638.UP.FTS.B, 9.41%, 2/15/27 .... 7,530 7,462
L2631278.UP.FTS.B, 9.42%, 2/15/27 .... 4,031 3,998
FW2633029.UP.FTS.B, 9.57%, 2/15/27 ... 1,210 1,200
FW2633295.UP.FTS.B, 9.71%, 2/15/27 ... 14,937 14,812
FW2635362.UP.FTS.B, 9.75%, 2/15/27 ... 9,691 9,610
L2633022.UP.FTS.B, 9.86%, 2/15/27 .... 12,061 11,958
FW2635247.UP.FTS.B, 10.37%, 2/15/27 .. 6,936 6,866
L2632143.UP.FTS.B, 10.83%, 2/15/27 .... 4,732 4,688
FW2637614.UP.FTS.B, 11.51%, 2/15/27 .. 10,483 10,370
L2589493.UP.FTS.B, 11.56%, 2/15/27 .... 12,675 12,543
L2637309.UP.FTS.B, 11.72%, 2/15/27 .... 40,763 40,354
L2632232.UP.FTS.B, 11.83%, 2/15/27 .... 7,281 7,197
L2633836.UP.FTS.B, 12%, 2/15/27 ...... 8,656 8,569
FW2636201.UP.FTS.B, 12.12%, 2/15/27 .. 5,718 5,660
L2630147.UP.FTS.B, 12.15%, 2/15/27 .... 32,676 32,348
L2635861.UP.FTS.B, 12.41%, 2/15/27 .... 6,952 6,882
L2636245.UP.FTS.B, 12.68%, 2/15/27 .... 32,740 32,410
L2628202.UP.FTS.B, 13.1%, 2/15/27 .... 5,293 5,239
L2637042.UP.FTS.B, 13.14%, 2/15/27 .... 6,566 6,500
L2631332.UP.FTS.B, 13.22%, 2/15/27 .... 4,105 4,064
FW2633237.UP.FTS.B, 13.24%, 2/15/27 .. 3,284 3,251
L2631964.UP.FTS.B, 14%, 2/15/27 ...... 6,199 6,134
L2632724.UP.FTS.B, 14.48%, 2/15/27 .... 4,377 4,333
FW2634262.UP.FTS.B, 14.51%, 2/15/27 .. 13,212 13,079
FW2635512.UP.FTS.B, 14.58%, 2/15/27 .. 14,877 14,727
L2637603.UP.FTS.B, 14.83%, 2/15/27 .... 5,286 5,232
FW2631558.UP.FTS.B, 15.18%, 2/15/27 .. 12,423 12,298
L2635221.UP.FTS.B, 15.45%, 2/15/27 .... 6,136 6,074
FW2633986.UP.FTS.B, 15.46%, 2/15/27 .. 20,959 19,679
FW2631951.UP.FTS.B, 15.91%, 2/15/27 .. 7,418 6,965
FW2634727.UP.FTS.B, 16.18%, 2/15/27 .. 5,491 5,421
L2635424.UP.FTS.B, 16.37%, 2/15/27 .... 33,303 32,881
L2610013.UP.FTS.B, 16.95%, 2/15/27 .... 3,481 939
L2630011.UP.FTS.B, 16.96%, 2/15/27 .... 4,174 4,131

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2631718.UP.FTS.B, 16.99%, 2/15/27 .... $ 4,238 $ 3,980
L2636076.UP.FTS.B, 17.15%, 2/15/27 .... 6,219 6,137
FW2635945.UP.FTS.B, 17.32%, 2/15/27 .. 4,597 4,529
FW2635975.UP.FTS.B, 18.14%, 2/15/27 .. 13,137 12,337
FW2635531.UP.FTS.B, 18.53%, 2/15/27 .. 9,914 9,788
FW2632933.UP.FTS.B, 18.59%, 2/15/27 .. 8,405 8,297
FW2632544.UP.FTS.B, 18.69%, 2/15/27 .. 21,020 20,707
L2610892.UP.FTS.B, 18.7%, 2/15/27 .... 12,650 12,448
L2634353.UP.FTS.B, 19.06%, 2/15/27 .... 8,322 8,195
FW2634297.UP.FTS.B, 19.29%, 2/15/27 .. 11,125 10,983
FW2629363.UP.FTS.B, 19.37%, 2/15/27 .. 5,004 4,927
L2635892.UP.FTS.B, 19.39%, 2/15/27 .... 696 99
L2632256.UP.FTS.B, 19.82%, 2/15/27 .... 845 834
L2634883.UP.FTS.B, 19.98%, 2/15/27 .... 6,800 6,692
L2637386.UP.FTS.B, 20.16%, 2/15/27 .... 6,446 6,046
L2635013.UP.FTS.B, 20.25%, 2/15/27 .... 5,017 4,939
L2633648.UP.FTS.B, 20.29%, 2/15/27 .... 8,639 8,525
FW2632574.UP.FTS.B, 20.97%, 2/15/27 .. 11,344 11,124
L2632212.UP.FTS.B, 21.09%, 2/15/27 .... 3,279 3,226
FW2637242.UP.FTS.B, 21.26%, 2/15/27 .. 7,646 7,548
L2630116.UP.FTS.B, 21.26%, 2/15/27 .... 5,097 5,021
L2637476.UP.FTS.B, 21.48%, 2/15/27 .... 9,397 8,817
L2633936.UP.FTS.B, 21.75%, 2/15/27 .... 2,963 447
FW2631142.UP.FTS.B, 21.84%, 2/15/27 .. 2,699 2,681
FW2634641.UP.FTS.B, 22.06%, 2/15/27 .. 11,931 11,857
L2636740.UP.FTS.B, 22.15%, 2/15/27 .... 853 847
L2633500.UP.FTS.B, 22.28%, 2/15/27 .... 4,368 4,139
FW2635428.UP.FTS.B, 22.3%, 2/15/27 ... 14,017 13,909
L2631928.UP.FTS.B, 22.74%, 2/15/27 .... 6,387 6,346
L2636620.UP.FTS.B, 22.94%, 2/15/27 .... 7,445 537
FW2632848.UP.FTS.B, 22.95%, 2/15/27 .. 5,057 365
L2635474.UP.FTS.B, 23.01%, 2/15/27 .... 7,009 6,642
FW2636073.UP.FTS.B, 23.1%, 2/15/27 ... 4,373 4,144
L2632041.UP.FTS.B, 23.26%, 2/15/27 .... 10,276 10,120
L2631781.UP.FTS.B, 23.47%, 2/15/27 .... 2,401 2,294
FW2633249.UP.FTS.B, 23.49%, 2/15/27 .. 4,713 4,683
L2635262.UP.FTS.B, 24.04%, 2/15/27 .... 7,727 7,678
L2633254.UP.FTS.B, 24.29%, 2/15/27 .... 18,735 18,450
L2632195.UP.FTS.B, 24.38%, 2/15/27 .... 1,698 12
FW2632915.UP.FTS.B, 24.46%, 2/15/27 .. 13,072 12,989
L2629665.UP.FTS.B, 24.47%, 2/15/27 .... 6,081 6,036
FW2634252.UP.FTS.B, 24.49%, 2/15/27 .. 5,617 5,321
L2636078.UP.FTS.B, 24.6%, 2/15/27 .... 12,994 12,911
FW2632893.UP.FTS.B, 24.67%, 2/15/27 .. 18,761 18,641
FW2636783.UP.FTS.B, 24.67%, 2/15/27 .. 10,082 724
FW2632707.UP.FTS.B, 24.74%, 2/15/27 .. 4,863 1,407
L2631848.UP.FTS.B, 24.9%, 2/15/27 .... 5,193 5,153
L2634268.UP.FTS.B, 25.05%, 2/15/27 .... 2,069 2,056
FW2635941.UP.FTS.B, 25.09%, 2/15/27 .. 4,740 4,710
L2637318.UP.FTS.B, 25.13%, 2/15/27 .... 2,921 823
L2631220.UP.FTS.B, 25.21%, 2/15/27 .... 2,587 2,570
L2634635.UP.FTS.B, 25.23%, 2/15/27 .... 6,704 6,652
L2634539.UP.FTS.B, 25.3%, 2/15/27 .... 1,639 1,628
L2630368.UP.FTS.B, 25.31%, 2/15/27 .... 2,568 744
L2632154.UP.FTS.B, 25.31%, 2/15/27 .... 20,272 20,142
L2633915.UP.FTS.B, 25.37%, 2/15/27 .... 1,467 1,444
L2633587.UP.FTS.B, 25.38%, 2/15/27 .... 1,467 1,457
L2636370.UP.FTS.B, 25.4%, 2/15/27 .... 2,589 2,572
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2631133.UP.FTS.B, 25.41%, 2/15/27 .... $ 1,310 $ 1,230
L2631893.UP.FTS.B, 25.41%, 2/15/27 .... 3,104 3,084
L2636222.UP.FTS.B, 25.41%, 2/15/27 .... 17,258 17,147
L2634591.UP.FTS.B, 25.45%, 2/15/27 .... 949 943
L2632552.UP.FTS.B, 25.56%, 2/15/27 .... 2,851 2,832
FW2631141.UP.FTS.B, 25.72%, 2/15/27 .. 11,317 11,244
L2634677.UP.FTS.B, 25.78%, 2/15/27 .... 3,456 3,434
FW2635210.UP.FTS.B, 25.81%, 2/15/27 .. 5,185 5,152
L2636195.UP.FTS.B, 25.92%, 2/15/27 .... 12,967 12,884
FW2634765.UP.FTS.B, 26.22%, 2/15/27 .. 15,577 15,476
L2635199.UP.FTS.B, 26.23%, 2/15/27 .... 5,452 5,417
FW2635628.UP.FTS.B, 26.36%, 2/15/27 .. 2,323 2,283
FW2634760.UP.FTS.B, 26.38%, 2/15/27 .. 5,109 5,075
L2634070.UP.FTS.B, 26.45%, 2/15/27 .... 21,579 21,439
L2635219.UP.FTS.B, 26.59%, 2/15/27 .... 3,640 3,616
FW2637086.UP.FTS.B, 26.68%, 2/15/27 .. 2,861 2,842
FW2632673.UP.FTS.B, 27.01%, 2/15/27 .. 1,877 1,863
FW2631843.UP.FTS.B, 27.26%, 2/15/27 .. 4,367 1,269
FW2637044.UP.FTS.B, 27.28%, 2/15/27 .. 1,458 1,436
FW2633233.UP.FTS.B, 27.31%, 2/15/27 .. 7,917 557
FW2634310.UP.FTS.B, 27.59%, 2/15/27 .. 6,435 6,393
FW2632183.UP.FTS.B, 27.72%, 2/15/27 .. 6,090 6,050
FW2636178.UP.FTS.B, 28%, 2/15/27 .... 5,287 5,013
FW2632116.UP.FTS.B, 28.1%, 2/15/27 ... 9,311 662
FW2634627.UP.FTS.B, 28.11%, 2/15/27 .. 5,226 5,192
FW2635226.UP.FTS.B, 28.22%, 2/15/27 .. 1,968 1,863
FW2634686.UP.FTS.B, 28.47%, 2/15/27 .. 4,727 4,675
FW2587827.UP.FTS.B, 28.49%, 2/15/27 .. 10,387 10,312
FW2635435.UP.FTS.B, 28.75%, 2/15/27 .. 1,703 1,690
FW2634423.UP.FTS.B, 28.99%, 2/15/27 .. 17,914 16,979
FW2632227.UP.FTS.B, 29.31%, 2/15/27 .. 17,492 17,375
FW2634087.UP.FTS.B, 29.37%, 2/15/27 .. 4,887 4,840
FW2636066.UP.FTS.B, 29.41%, 2/15/27 .. 3,029 212
FW2633754.UP.FTS.B, 29.46%, 2/15/27 .. 26,342 24,961
FW2635622.UP.FTS.B, 29.54%, 2/15/27 .. 4,407 1,282
FW2632506.UP.FTS.B, 29.8%, 2/15/27 ... 4,854 4,814
FW2636841.UP.FTS.B, 30.04%, 2/15/27 .. 24,352 23,075
FW2631008.UP.FTS.B, 30.31%, 2/15/27 .. 839 832
FW2636372.UP.FTS.B, 30.35%, 2/15/27 .. 5,265 5,230
FW2632070.UP.FTS.B, 30.58%, 2/15/27 .. 2,805 2,786
FW2631994.UP.FTS.B, 30.71%, 2/15/27 .. 4,576 4,540
FW2631494.UP.FTS.B, 30.85%, 2/15/27 .. 3,955 3,929
FW2635126.UP.FTS.B, 30.85%, 2/15/27 .. 1,620 474
FW2629864.UP.FTS.B, 30.9%, 2/15/27 ... 2,022 2,008
FW2633675.UP.FTS.B, 30.91%, 2/15/27 .. 967 961
FW2634617.UP.FTS.B, 30.93%, 2/15/27 .. 3,268 3,242
FW2631125.UP.FTS.B, 30.96%, 2/15/27 .. 843 810
FW2631968.UP.FTS.B, 30.98%, 2/15/27 .. 6,076 6,013
FW2636445.UP.FTS.B, 31%, 2/15/27 .... 1,600 1,517
FW2635952.UP.FTS.B, 31.06%, 2/15/27 .. 1,498 106
FW2633314.UP.FTS.B, 31.08%, 2/15/27 .. 956 928
FW2637419.UP.FTS.B, 31.1%, 2/15/27 ... 2,814 2,788
FW2633604.UP.FTS.B, 31.13%, 2/15/27 .. 2,288 2,272
FW2637089.UP.FTS.B, 31.23%, 2/15/27 .. 7,392 7,342
FW2632904.UP.FTS.B, 31.38%, 2/15/27 .. 3,295 3,124
L2640422.UP.FTS.B, 7.19%, 2/16/27 .... 4,767 4,730
FW2639217.UP.FTS.B, 7.48%, 2/16/27 ... 10,779 10,695
L2638196.UP.FTS.B, 7.54%, 2/16/27 .... 14,798 14,703

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2642691.UP.FTS.B, 8.69%, 2/16/27 .... $ 26,418 $ 26,212
L2644170.UP.FTS.B, 8.74%, 2/16/27 .... 22,097 21,926
L2644467.UP.FTS.B, 8.99%, 2/16/27 .... 1,657 1,641
L2641249.UP.FTS.B, 9.09%, 2/16/27 .... 11,833 11,741
L2643996.UP.FTS.B, 9.54%, 2/16/27 .... 12,101 12,008
FW2640044.UP.FTS.B, 9.77%, 2/16/27 ... 4,710 4,673
FW2639996.UP.FTS.B, 9.85%, 2/16/27 ... 6,046 5,984
L2644692.UP.FTS.B, 10.37%, 2/16/27 .... 3,236 3,211
L2628258.UP.FTS.B, 10.4%, 2/16/27 .... 13,202 13,080
L2639939.UP.FTS.B, 10.73%, 2/16/27 .... 11,742 11,633
L2642767.UP.FTS.B, 10.84%, 2/16/27 .... 10,473 10,377
L2642462.UP.FTS.B, 10.86%, 2/16/27 .... 5,684 5,631
FW2639271.UP.FTS.B, 10.98%, 2/16/27 .. 43,154 5,962
FW2636951.UP.FTS.B, 11.21%, 2/16/27 .. 13,257 13,135
L2643884.UP.FTS.B, 11.41%, 2/16/27 .... 6,105 6,049
L2640107.UP.FTS.B, 11.57%, 2/16/27 .... 8,717 8,637
L2642580.UP.FTS.B, 11.66%, 2/16/27 .... 2,853 2,826
FW2644262.UP.FTS.B, 11.83%, 2/16/27 .. 8,157 8,083
L2642829.UP.FTS.B, 11.96%, 2/16/27 .... 17,466 17,306
L2643133.UP.FTS.B, 12.13%, 2/16/27 .... 8,929 8,847
L2640589.UP.FTS.B, 12.31%, 2/16/27 .... 40,874 40,501
L2637999.UP.FTS.B, 12.45%, 2/16/27 .... 9,158 9,074
L2644043.UP.FTS.B, 12.51%, 2/16/27 .... 4,516 628
FW2642297.UP.FTS.B, 12.63%, 2/16/27 .. 7,860 7,788
FW2641042.UP.FTS.B, 12.73%, 2/16/27 .. 983 974
FW2644450.UP.FTS.B, 13.29%, 2/16/27 .. 1,273 325
L2641626.UP.FTS.B, 13.94%, 2/16/27 .... 824 816
L2639543.UP.FTS.B, 14.06%, 2/16/27 .... 8,241 8,167
FW2641444.UP.FTS.B, 14.17%, 2/16/27 .. 5,360 5,311
L2643434.UP.FTS.B, 14.29%, 2/16/27 .... 8,365 7,861
FW2637881.UP.FTS.B, 14.54%, 2/16/27 .. 4,945 4,900
L2637807.UP.FTS.B, 14.59%, 2/16/27 .... 12,319 12,207
L2643572.UP.FTS.B, 14.72%, 2/16/27 .... 1,653 1,638
L2641778.UP.FTS.B, 14.87%, 2/16/27 .... 36,895 36,563
FW2640160.UP.FTS.B, 14.88%, 2/16/27 .. 19,025 18,853
L2641628.UP.FTS.B, 14.9%, 2/16/27 .... 9,701 9,609
FW2644643.UP.FTS.B, 15%, 2/16/27 .... 3,642 3,609
L2644502.UP.FTS.B, 15.74%, 2/16/27 .... 16,377 16,210
L2643245.UP.FTS.B, 15.83%, 2/16/27 .... 18,025 17,863
L2642945.UP.FTS.B, 15.91%, 2/16/27 .... 1,246 1,235
FW2643582.UP.FTS.B, 16.21%, 2/16/27 .. 17,222 2,473
FW2637690.UP.FTS.B, 16.3%, 2/16/27 ... 5,405 5,356
FW2643607.UP.FTS.B, 16.31%, 2/16/27 .. 41,616 41,141
FW2638305.UP.FTS.B, 16.48%, 2/16/27 .. 8,947 8,838
L2641861.UP.FTS.B, 16.53%, 2/16/27 .... 17,109 16,886
L2639711.UP.FTS.B, 16.7%, 2/16/27 ..... 1,334 1,319
L2640734.UP.FTS.B, 17.15%, 2/16/27 .... 41,656 41,174
FW2641664.UP.FTS.B, 17.29%, 2/16/27 .. 4,868 4,811
L2643228.UP.FTS.B, 17.64%, 2/16/27 .... 4,186 4,138
L2641429.UP.FTS.B, 17.81%, 2/16/27 .... 10,890 10,766
FW2643031.UP.FTS.B, 17.82%, 2/16/27 .. 31,833 31,551
L2641792.UP.FTS.B, 17.85%, 2/16/27 .... 4,216 4,177
FW2641155.UP.FTS.B, 18.14%, 2/16/27 .. 4,635 4,568
L2638277.UP.FTS.B, 18.32%, 2/16/27 .... 4,262 4,008
L2643141.UP.FTS.B, 18.53%, 2/16/27 .... 18,281 18,065
FW2642517.UP.FTS.B, 18.63%, 2/16/27 .. 9,078 8,975
L2640308.UP.FTS.B, 18.76%, 2/16/27 .... 29,442 29,047
FW2640157.UP.FTS.B, 18.91%, 2/16/27 .. 8,923 8,819
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2639156.UP.FTS.B, 18.92%, 2/16/27 .... $ 21,678 $ 5,883
L2607183.UP.FTS.B, 19.09%, 2/16/27 .... 16,871 16,665
FW2643386.UP.FTS.B, 19.11%, 2/16/27 .. 3,283 3,145
L2640102.UP.FTS.B, 19.59%, 2/16/27 .... 21,856 21,607
L2642912.UP.FTS.B, 19.59%, 2/16/27 .... 16,697 16,504
L2642762.UP.FTS.B, 19.61%, 2/16/27 .... 2,142 71
L2637788.UP.FTS.B, 19.66%, 2/16/27 .... 2,786 2,748
L2644725.UP.FTS.B, 19.78%, 2/16/27 .... 8,451 8,338
L2643324.UP.FTS.B, 19.84%, 2/16/27 .... 39,790 39,303
L2639353.UP.FTS.B, 19.93%, 2/16/27 .... 27,252 1,942
L2639587.UP.FTS.B, 20.1%, 2/16/27 .... 3,382 3,337
FW2640938.UP.FTS.B, 20.16%, 2/16/27 .. 9,221 9,181
L2644267.UP.FTS.B, 20.32%, 2/16/27 .... 846 839
L2643431.UP.FTS.B, 20.38%, 2/16/27 .... 12,144 11,414
L2631654.UP.FTS.B, 20.62%, 2/16/27 .... 18,982 18,898
FW2644103.UP.FTS.B, 20.8%, 2/16/27 ... 6,363 6,291
FW2639130.UP.FTS.B, 21.01%, 2/16/27 .. 3,395 3,380
FW2640179.UP.FTS.B, 21.11%, 2/16/27 .. 3,791 3,602
FW2642916.UP.FTS.B, 21.2%, 2/16/27 ... 12,598 12,422
L2640498.UP.FTS.B, 21.39%, 2/16/27 .... 8,501 8,464
L2638952.UP.FTS.B, 21.6%, 2/16/27 .... 24,034 23,702
FW2640087.UP.FTS.B, 21.67%, 2/16/27 .. 18,808 1,352
FW2638136.UP.FTS.B, 21.78%, 2/16/27 .. 6,811 6,781
FW2643646.UP.FTS.B, 21.86%, 2/16/27 .. 13,709 13,649
FW2644820.UP.FTS.B, 21.87%, 2/16/27 .. 6,363 457
L2641584.UP.FTS.B, 21.92%, 2/16/27 .... 44,215 12,478
L2637535.UP.FTS.B, 21.95%, 2/16/27 .... 25,043 24,932
L2641532.UP.FTS.B, 22.02%, 2/16/27 .... 5,880 5,854
FW2641686.UP.FTS.B, 22.07%, 2/16/27 .. 2,857 801
L2631819.UP.FTS.B, 22.11%, 2/16/27 .... 24,556 24,406
L2637903.UP.FTS.B, 22.13%, 2/16/27 .... 10,119 9,978
FW2640578.UP.FTS.B, 22.42%, 2/16/27 .. 787 781
L2640051.UP.FTS.B, 22.42%, 2/16/27 .... 7,715 7,671
L2640329.UP.FTS.B, 22.77%, 2/16/27 .... 3,760 3,743
L2639752.UP.FTS.B, 22.85%, 2/16/27 .... 42,738 42,166
FW2643850.UP.FTS.B, 23.05%, 2/16/27 .. 12,515 12,091
L2644478.UP.FTS.B, 23.24%, 2/16/27 .... 17,126 17,050
FW2641930.UP.FTS.B, 23.25%, 2/16/27 .. 8,905 8,786
FW2640017.UP.FTS.B, 23.28%, 2/16/27 .. 42,776 42,586
L2636952.UP.FTS.B, 23.58%, 2/16/27 .... 8,571 8,534
FW2639691.UP.FTS.B, 23.69%, 2/16/27 .. 15,606 15,537
FW2643737.UP.FTS.B, 23.79%, 2/16/27 .. 13,621 13,549
L2643173.UP.FTS.B, 23.83%, 2/16/27 .... 4,370 1,231
FW2639280.UP.FTS.B, 23.91%, 2/16/27 .. 1,963 295
L2644184.UP.FTS.B, 24.14%, 2/16/27 .... 7,824 7,358
L2638762.UP.FTS.B, 24.36%, 2/16/27 .... 2,896 2,882
L2638731.UP.FTS.B, 24.44%, 2/16/27 .... 3,439 3,424
FW2641976.UP.FTS.B, 24.71%, 2/16/27 .. 11,362 11,312
L2638887.UP.FTS.B, 24.84%, 2/16/27 .... 1,722 1,715
L2643360.UP.FTS.B, 24.93%, 2/16/27 .... 2,843 2,830
L2642235.UP.FTS.B, 24.97%, 2/16/27 .... 1,293 1,287
FW2642257.UP.FTS.B, 25.15%, 2/16/27 .. 8,604 8,566
FW2640811.UP.FTS.B, 25.17%, 2/16/27 .. 25,864 25,750
L2638208.UP.FTS.B, 25.18%, 2/16/27 .... 2,155 2,146
L2644708.UP.FTS.B, 25.19%, 2/16/27 .... 3,966 3,949
L2639167.UP.FTS.B, 25.24%, 2/16/27 .... 4,140 4,121
L2629944.UP.FTS.B, 25.26%, 2/16/27 .... 1,035 1,030
L2639868.UP.FTS.B, 25.27%, 2/16/27 .... 1,019 73

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2639974.UP.FTS.B, 25.28%, 2/16/27 .... $ 2,440 $ 173
L2644756.UP.FTS.B, 25.29%, 2/16/27 .... 2,334 683
FW2644569.UP.FTS.B, 25.34%, 2/16/27 .. 8,768 8,321
L2640772.UP.FTS.B, 25.34%, 2/16/27 .... 1,377 1,371
L2640475.UP.FTS.B, 25.37%, 2/16/27 .... 2,934 2,921
L2641882.UP.FTS.B, 25.38%, 2/16/27 .... 2,250 2,170
L2642246.UP.FTS.B, 25.42%, 2/16/27 .... 1,899 1,890
L2637328.UP.FTS.B, 25.43%, 2/16/27 .... 5,264 5,241
L2643718.UP.FTS.B, 25.45%, 2/16/27 .... 1,208 1,203
L2638486.UP.FTS.B, 25.48%, 2/16/27 .... 8,891 8,851
L2644251.UP.FTS.B, 25.49%, 2/16/27 .... 1,040 1,034
L2643938.UP.FTS.B, 25.5%, 2/16/27 .... 1,295 1,289
L2643974.UP.FTS.B, 25.5%, 2/16/27 .... 3,138 3,121
L2644656.UP.FTS.B, 25.52%, 2/16/27 .... 3,367 3,352
L2638794.UP.FTS.B, 25.6%, 2/16/27 .... 11,226 11,176
L2638678.UP.FTS.B, 25.84%, 2/16/27 .... 8,642 8,604
FW2639725.UP.FTS.B, 25.86%, 2/16/27 .. 10,017 717
FW2642963.UP.FTS.B, 25.88%, 2/16/27 .. 4,149 4,131
FW2634599.UP.FTS.B, 26.05%, 2/16/27 .. 15,280 1,093
L2640846.UP.FTS.B, 26.29%, 2/16/27 .... 21,646 21,551
FW2639867.UP.FTS.B, 26.3%, 2/16/27 ... 1,731 1,724
L2640994.UP.FTS.B, 27.05%, 2/16/27 .... 17,359 17,283
FW2641067.UP.FTS.B, 27.08%, 2/16/27 .. 6,048 6,020
FW2638017.UP.FTS.B, 27.09%, 2/16/27 .. 7,465 7,433
FW2640323.UP.FTS.B, 27.2%, 2/16/27 ... 5,992 5,966
FW2636711.UP.FTS.B, 27.4%, 2/16/27 ... 8,690 8,652
FW2639797.UP.FTS.B, 28.19%, 2/16/27 .. 2,440 2,429
FW2644724.UP.FTS.B, 28.24%, 2/16/27 .. 45,088 42,813
FW2643525.UP.FTS.B, 28.34%, 2/16/27 .. 9,939 9,895
FW2644630.UP.FTS.B, 28.55%, 2/16/27 .. 8,745 8,695
FW2642505.UP.FTS.B, 29.14%, 2/16/27 .. 1,812 1,803
FW2644598.UP.FTS.B, 29.38%, 2/16/27 .. 9,542 9,500
FW2638694.UP.FTS.B, 29.47%, 2/16/27 .. 3,291 230
FW2638733.UP.FTS.B, 29.69%, 2/16/27 .. 3,766 3,749
FW2637102.UP.FTS.B, 30%, 2/16/27 .... 9,999 697
FW2641230.UP.FTS.B, 30.11%, 2/16/27 .. 2,123 2,063
FW2639696.UP.FTS.B, 30.14%, 2/16/27 .. 877 873
FW2640894.UP.FTS.B, 30.14%, 2/16/27 .. 23,855 23,750
FW2644440.UP.FTS.B, 30.21%, 2/16/27 .. 1,138 1,133
FW2641475.UP.FTS.B, 30.33%, 2/16/27 .. 1,497 1,488
FW2642574.UP.FTS.B, 30.52%, 2/16/27 .. 16,213 16,036
FW2639097.UP.FTS.B, 30.54%, 2/16/27 .. 888 844
FW2632545.UP.FTS.B, 30.71%, 2/16/27 .. 1,771 1,743
FW2644847.UP.FTS.B, 30.77%, 2/16/27 .. 1,238 1,226
FW2641207.UP.FTS.B, 30.9%, 2/16/27 ... 2,989 2,976
FW2642662.UP.FTS.B, 30.94%, 2/16/27 .. 4,860 4,618
FW2641385.UP.FTS.B, 30.96%, 2/16/27 .. 885 871
FW2643800.UP.FTS.B, 31.1%, 2/16/27 ... 1,294 1,286
FW2638255.UP.FTS.B, 31.12%, 2/16/27 .. 1,660 1,640
FW2641109.UP.FTS.B, 31.12%, 2/16/27 .. 38,880 36,932
FW2610188.UP.FTS.B, 31.13%, 2/16/27 .. 9,006 8,557
FW2641269.UP.FTS.B, 31.13%, 2/16/27 .. 10,140 9,644
FW2644572.UP.FTS.B, 31.14%, 2/16/27 .. 18,365 (103)
FW2642792.UP.FTS.B, 31.15%, 2/16/27 .. 1,049 1,044
FW2639361.UP.FTS.B, 31.17%, 2/16/27 .. 1,232 1,226
FW2638060.UP.FTS.B, 31.21%, 2/16/27 .. 2,288 2,278
FW2643874.UP.FTS.B, 31.23%, 2/16/27 .. 4,128 4,110
FW2638691.UP.FTS.B, 31.42%, 2/16/27 .. 8,424 8,379
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2641390.UP.FTS.B, 31.53%, 2/16/27 .. $ 15,906 $ (111)
FW2643082.UP.FTS.B, 31.96%, 2/16/27 .. 1,614 (10)
FW2641809.UP.FTS.B, 33.83%, 2/16/27 .. 1,864 1,855
L2645179.UP.FTS.B, 6.87%, 2/17/27 .... 10,212 10,140
FW2645630.UP.FTS.B, 12.87%, 2/17/27 .. 10,568 10,472
L2644980.UP.FTS.B, 12.95%, 2/17/27 .... 1,585 1,570
L2645342.UP.FTS.B, 13.93%, 2/17/27 .... 24,670 24,450
FW2645588.UP.FTS.B, 15.61%, 2/17/27 .. 3,295 3,258
FW2645675.UP.FTS.B, 15.8%, 2/17/27 ... 22,590 22,337
FW2645832.UP.FTS.B, 18.88%, 2/17/27 .. 12,622 12,482
L2645010.UP.FTS.B, 20.52%, 2/17/27 .... 9,318 9,196
FW2642053.UP.FTS.B, 21.61%, 2/17/27 .. 3,567 3,552
L2645135.UP.FTS.B, 21.7%, 2/17/27 .... 1,872 1,865
L2645558.UP.FTS.B, 22.43%, 2/17/27 .... 2,461 2,428
L2645378.UP.FTS.B, 22.72%, 2/17/27 .... 4,444 4,426
L2645573.UP.FTS.B, 22.94%, 2/17/27 .... 1,742 1,638
FW2645101.UP.FTS.B, 24.46%, 2/17/27 .. 4,116 293
L2644940.UP.FTS.B, 25.36%, 2/17/27 .... 2,718 41
L2645131.UP.FTS.B, 25.45%, 2/17/27 .... 1,190 1,184
L2645397.UP.FTS.B, 26.19%, 2/17/27 .... 2,176 2,165
FW2645900.UP.FTS.B, 26.25%, 2/17/27 .. 1,731 1,724
FW2645472.UP.FTS.B, 26.31%, 2/17/27 .. 14,717 14,657
FW2645571.UP.FTS.B, 26.48%, 2/17/27 .. 3,465 3,451
FW2645165.UP.FTS.B, 26.81%, 2/17/27 .. 834 821
FW2644978.UP.FTS.B, 28.18%, 2/17/27 .. 9,361 9,320
FW2644973.UP.FTS.B, 28.39%, 2/17/27 .. 7,522 7,487
FW2645842.UP.FTS.B, 30.86%, 2/17/27 .. 2,760 2,745
FW2645290.UP.FTS.B, 31.68%, 2/17/27 .. 7,849 2,315
L1874015.UP.FTS.B, 15.07%, 3/18/27 .... 13,944 13,800
L1874238.UP.FTS.B, 17.32%, 3/18/27 .... 4,250 4,185
L1873745.UP.FTS.B, 17.46%, 3/18/27 .... 8,376 7,857
FW1873439.UP.FTS.B, 25.66%, 3/18/27 .. 1,336 1,289
L1874548.UP.FTS.B, 26.04%, 3/18/27 .... 5,937 5,917
L1873838.UP.FTS.B, 26.46%, 3/18/27 .... 3,806 3,768
FW1874126.UP.FTS.B, 27.94%, 3/18/27 .. 4,042 3,999
FW1860558.UP.FTS.B, 29.76%, 3/18/27 .. 5,260 788
FW1873137.UP.FTS.B, 30.77%, 3/18/27 .. 1,543 1,493
FW1867639.UP.FTS.B, 31%, 3/18/27 .... 2,977 207
L2005122.UP.FTS.B, 12.01%, 4/09/27 .... 6,618 6,546
L2006131.UP.FTS.B, 12.37%, 4/09/27 .... 16,494 8,718
L2008435.UP.FTS.B, 14.4%, 4/09/27 .... 6,089 6,026
L2004642.UP.FTS.B, 15.31%, 4/09/27 .... 9,199 2,343
FW1985810.UP.FTS.B, 16.01%, 4/09/27 .. 8,452 8,326
L2005313.UP.FTS.B, 17.04%, 4/09/27 .... 42,675 42,046
L2008942.UP.FTS.B, 21.92%, 4/09/27 .... 2,967 2,945
L2006933.UP.FTS.B, 23.7%, 4/09/27 .... 4,735 4,710
FW2009403.UP.FTS.B, 24.22%, 4/09/27 .. 6,208 443
L2006560.UP.FTS.B, 24.67%, 4/09/27 .... 6,108 6,075
L2009664.UP.FTS.B, 25.29%, 4/09/27 .... 1,345 1,340
L2004832.UP.FTS.B, 25.91%, 4/09/27 .... 3,580 967
L2004842.UP.FTS.B, 26.33%, 4/09/27 .... 6,567 913
FW1997017.UP.FTS.B, 26.42%, 4/09/27 .. 3,215 459
FW2009180.UP.FTS.B, 27.72%, 4/09/27 .. 15,343 4,391
FW2009830.UP.FTS.B, 28.06%, 4/09/27 .. 24,797 (3,600)
FW2008777.UP.FTS.B, 28.16%, 4/09/27 .. 2,713 2,679
FW2009466.UP.FTS.B, 29.96%, 4/09/27 .. 1,612 1,607
FW2008914.UP.FTS.B, 31.18%, 4/09/27 .. 3,256 924
L2079809.UP.FTS.B, 11.68%, 4/19/27 .... 5,959 5,596

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2076923.UP.FTS.B, 15.84%, 4/19/27 .... $ 15,662 $ 15,515
L2080104.UP.FTS.B, 16.97%, 4/19/27 .... 42,671 40,069
L2077275.UP.FTS.B, 17.44%, 4/19/27 .... 5,946 5,864
L2079161.UP.FTS.B, 17.64%, 4/19/27 .... 4,922 4,868
L2080091.UP.FTS.B, 20.35%, 4/19/27 .... 2,203 2,176
L2075161.UP.FTS.B, 20.64%, 4/19/27 .... 29,918 29,517
FW2077930.UP.FTS.B, 20.81%, 4/19/27 .. 9,175 (63)
L2076557.UP.FTS.B, 21.86%, 4/19/27 .... 22,111 21,004
L2071630.UP.FTS.B, 22.65%, 4/19/27 .... 6,017 5,973
L2078089.UP.FTS.B, 22.76%, 4/19/27 .... 16,624 16,427
FW2077484.UP.FTS.B, 23.29%, 4/19/27 .. 12,693 12,622
L2073677.UP.FTS.B, 24.99%, 4/19/27 .... 13,641 13,515
L2078594.UP.FTS.B, 25.45%, 4/19/27 .... 20,248 2,986
L2078465.UP.FTS.B, 25.48%, 4/19/27 .... 4,403 659
FW2079109.UP.FTS.B, 25.53%, 4/19/27 .. 5,319 806
L2075052.UP.FTS.B, 25.99%, 4/19/27 .... 4,400 4,183
FW2075118.UP.FTS.B, 26.16%, 4/19/27 .. 2,272 665
L2077173.UP.FTS.B, 26.59%, 4/19/27 .... 10,342 10,289
FW2076494.UP.FTS.B, 27.89%, 4/19/27 .. 5,288 5,274
FW2079282.UP.FTS.B, 30.4%, 4/19/27 ... 1,085 1,079
FW2077993.UP.FTS.B, 30.84%, 4/19/27 .. 2,463 2,344
FW2195774.UP.FTS.B, 11.53%, 5/07/27 .. 26,176 25,853
L2198086.UP.FTS.B, 13.28%, 5/07/27 .... 8,727 2,197
L2196990.UP.FTS.B, 14.16%, 5/07/27 .... 14,196 7,421
L2196542.UP.FTS.B, 14.21%, 5/07/27 .... 6,182 6,114
L2197143.UP.FTS.B, 15.39%, 5/07/27 .... 8,783 4,850
L2197234.UP.FTS.B, 16.24%, 5/07/27 .... 17,012 16,821
L2199844.UP.FTS.B, 16.94%, 5/07/27 .... 8,749 8,644
L2195638.UP.FTS.B, 17.49%, 5/07/27 .... 8,754 8,604
L2200243.UP.FTS.B, 17.54%, 5/07/27 .... 883 869
L2196814.UP.FTS.B, 17.8%, 5/07/27 .... 14,195 3,614
L2200120.UP.FTS.B, 19.52%, 5/07/27 .... 9,697 5,514
FW2197884.UP.FTS.B, 20.55%, 5/07/27 .. 8,708 (18)
L2197644.UP.FTS.B, 20.86%, 5/07/27 .... 1,933 497
L2196726.UP.FTS.B, 21.07%, 5/07/27 .... 20,267 19,964
L2187878.UP.FTS.B, 21.23%, 5/07/27 .... 48,428 3,449
L2197009.UP.FTS.B, 22.01%, 5/07/27 .... 5,747 5,715
L2197891.UP.FTS.B, 23.8%, 5/07/27 .... 3,474 2,043
FW2197402.UP.FTS.B, 23.87%, 5/07/27 .. 2,801 2,780
FW2199514.UP.FTS.B, 25.91%, 5/07/27 .. 2,353 1,383
FW2126302.UP.FTS.B, 28.84%, 5/07/27 .. 15,216 8,976
FW2197220.UP.FTS.B, 29.81%, 5/07/27 .. 2,135 2,108
FW2199905.UP.FTS.B, 30.79%, 5/07/27 .. 1,673 235
FW2197058.UP.FTS.B, 31%, 5/07/27 .... 4,328 (143)
FW2199111.UP.FTS.B, 31.05%, 5/07/27 .. 1,668 1,650
L2205436.UP.FTS.B, 16.02%, 5/08/27 .... 23,585 23,199
L2200530.UP.FTS.B, 18.44%, 5/08/27 .... 7,792 248
L2194438.UP.FTS.B, 19.48%, 5/08/27 .... 5,751 802
L2203740.UP.FTS.B, 19.62%, 5/08/27 .... 2,109 2,070
L2203837.UP.FTS.B, 20.89%, 5/08/27 .... 10,754 10,632
L2202018.UP.FTS.B, 21.02%, 5/08/27 .... 6,766 1,889
L2201398.UP.FTS.B, 22.49%, 5/08/27 .... 10,231 10,058
L2169853.UP.FTS.B, 22.52%, 5/08/27 .... 4,518 4,474
L2201738.UP.FTS.B, 22.82%, 5/08/27 .... 14,565 (821)
FW2205649.UP.FTS.B, 23.84%, 5/08/27 .. 3,408 3,373
L2205964.UP.FTS.B, 24.11%, 5/08/27 .... 2,503 (10)
L2204697.UP.FTS.B, 24.89%, 5/08/27 .... 18,118 10,679
FW2201944.UP.FTS.B, 25.52%, 5/08/27 .. 4,672 4,610
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2204916.UP.FTS.B, 25.63%, 5/08/27 .... $ 9,344 $ 9,287
L2206165.UP.FTS.B, 26.19%, 5/08/27 .... 7,401 7,364
FW2201816.UP.FTS.B, 26.65%, 5/08/27 .. 4,264 2,522
FW2206860.UP.FTS.B, 28.2%, 5/08/27 ... 3,085 3,062
FW2199020.UP.FTS.B, 29.97%, 5/08/27 .. 8,984 8,914
FW2199475.UP.FTS.B, 30.86%, 5/08/27 .. 3,946 1,143
FW2200744.UP.FTS.B, 30.97%, 5/08/27 .. 4,787 339
FW2202450.UP.FTS.B, 31.05%, 5/08/27 .. 2,644 2,624
FW2201216.UP.FTS.B, 31.06%, 5/08/27 .. 2,395 1,429
FW2200444.UP.FTS.B, 31.21%, 5/08/27 .. 3,538 3,512
FW2203796.UP.FTS.B, 31.21%, 5/08/27 .. 6,033 420
L2411745.UP.FTS.B, 7.47%, 6/11/27 ..... 5,843 5,788
L2412468.UP.FTS.B, 7.67%, 6/11/27 ..... 38,987 38,646
L2412901.UP.FTS.B, 8.44%, 6/11/27 ..... 12,855 6,527
FW2411320.UP.FTS.B, 10.63%, 6/11/27 .. 4,185 565
L2413627.UP.FTS.B, 12.33%, 6/11/27 .... 27,497 14,428
L2412970.UP.FTS.B, 14.15%, 6/11/27 .... 26,093 25,789
FW2407061.UP.FTS.B, 16.61%, 6/11/27 .. 14,338 14,118
FW2407472.UP.FTS.B, 18.08%, 6/11/27 .. 22,378 22,120
L2412421.UP.FTS.B, 21.23%, 6/11/27 .... 2,408 685
FW2406392.UP.FTS.B, 23.41%, 6/11/27 .. 8,278 8,208
L2411082.UP.FTS.B, 23.57%, 6/11/27 .... 10,228 6,038
L2413373.UP.FTS.B, 23.72%, 6/11/27 .... 27,303 27,106
FW2407476.UP.FTS.B, 24.28%, 6/11/27 .. 4,376 4,349
FW2409812.UP.FTS.B, 24.81%, 6/11/27 .. 2,679 2,647
L2412285.UP.FTS.B, 25.08%, 6/11/27 .... 11,330 11,225
L2406611.UP.FTS.B, 25.32%, 6/11/27 .... 20,952 12,374
FW2410079.UP.FTS.B, 25.81%, 6/11/27 .. 2,810 2,791
FW2412377.UP.FTS.B, 26.3%, 6/11/27 ... 5,466 3,234
FW2411228.UP.FTS.B, 26.37%, 6/11/27 .. 3,637 3,596
FW2409497.UP.FTS.B, 26.87%, 6/11/27 .. 1,838 1,084
L2407955.UP.FTS.B, 27%, 6/11/27 ...... 7,657 7,602
FW2412851.UP.FTS.B, 28.09%, 6/11/27 .. 4,423 2,601
FW2410113.UP.FTS.B, 29.34%, 6/11/27 .. 2,989 2,963
FW2413380.UP.FTS.B, 30.45%, 6/11/27 .. 3,783 268
FW2412683.UP.FTS.B, 30.78%, 6/11/27 .. 38,075 10,936
FW2410302.UP.FTS.B, 30.97%, 6/11/27 .. 1,730 1,715
FW2412394.UP.FTS.B, 31.05%, 6/11/27 .. 1,931 1,915
FW2408288.UP.FTS.B, 31.13%, 6/11/27 .. 2,070 589
FW2409027.UP.FTS.B, 31.16%, 6/11/27 .. 1,442 1,431
FW2407226.UP.FTS.B, 31.18%, 6/11/27 .. 2,977 2,946
FW2412681.UP.FTS.B, 31.21%, 6/11/27 .. 1,679 235
FW2411177.UP.FTS.B, 31.23%, 6/11/27 .. 2,908 2,868
FW2408747.UP.FTS.B, 31.68%, 6/11/27 .. 11,206 11,109
FW2418007.UP.FTS.B, 10.28%, 6/12/27 .. 2,132 2,109
FW2418154.UP.FTS.B, 10.71%, 6/12/27 .. 2,892 212
L2415490.UP.FTS.B, 12.71%, 6/12/27 .... 13,650 13,504
L2418555.UP.FTS.B, 15.62%, 6/12/27 .... 14,115 13,967
L2419121.UP.FTS.B, 17.04%, 6/12/27 .... 6,353 6,267
FW2417755.UP.FTS.B, 18.05%, 6/12/27 .. 15,200 14,993
L2415568.UP.FTS.B, 19.57%, 6/12/27 .... 3,224 3,050
L2418697.UP.FTS.B, 22.86%, 6/12/27 .... 3,955 3,893
L2417908.UP.FTS.B, 23.41%, 6/12/27 .... 3,752 271
L2417411.UP.FTS.B, 24%, 6/12/27 ...... 9,021 8,945
L2418124.UP.FTS.B, 25.47%, 6/12/27 .... 21,594 3,182
FW2420083.UP.FTS.B, 27.39%, 6/12/27 .. 46,536 46,297
L2417119.UP.FTS.B, 28.65%, 6/12/27 .... 8,692 1,262
FW2417889.UP.FTS.B, 30.34%, 6/12/27 .. 2,683 (266)

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2412961.UP.FTS.B, 30.81%, 6/12/27 .. $ 1,726 $ 251
FW2418092.UP.FTS.B, 30.98%, 6/12/27 .. 1,334 1,326
FW2420156.UP.FTS.B, 31.98%, 6/12/27 .. 2,616 2,598
FW2416032.UP.FTS.B, 32.75%, 6/12/27 .. 17,680 17,549
L1708948.UP.FTS.B, 7.47%, 7/14/27 .... 6,761 6,701
L1708685.UP.FTS.B, 16.63%, 7/14/27 .... 2,381 2,352
FW1706254.UP.FTS.B, 26.93%, 7/14/27 .. 27,799 4,181
FW2637564.UP.FTS.B, 8.54%, 7/15/27 ... 12,323 12,219
L2633537.UP.FTS.B, 17.39%, 7/15/27 .... 8,623 8,492
FW2634470.UP.FTS.B, 18.69%, 7/15/27 .. 4,569 4,284
L2633453.UP.FTS.B, 19.72%, 7/15/27 .... 13,572 12,722
L2636132.UP.FTS.B, 21.91%, 7/15/27 .... 9,021 8,919
FW2632621.UP.FTS.B, 22.95%, 7/15/27 .. 4,922 4,891
L2633167.UP.FTS.B, 24.54%, 7/15/27 .... 4,944 4,860
L2631727.UP.FTS.B, 25.43%, 7/15/27 .... 12,858 3,661
L2605748.UP.FTS.B, 25.45%, 7/15/27 .... 1,613 1,596
L2631820.UP.FTS.B, 25.45%, 7/15/27 .... 8,521 611
L2638227.UP.FTS.B, 10.2%, 7/16/27 .... 13,171 12,366
FW2639288.UP.FTS.B, 14.3%, 7/16/27 ... 13,789 13,643
FW2644039.UP.FTS.B, 16.97%, 7/16/27 .. 6,697 6,288
L2639647.UP.FTS.B, 17.04%, 7/16/27 .... 8,612 8,489
L2642906.UP.FTS.B, 18.21%, 7/16/27 .... 45,625 797
FW2639528.UP.FTS.B, 18.78%, 7/16/27 .. 38,672 36,335
L2640760.UP.FTS.B, 19.65%, 7/16/27 .... 4,272 4,011
L2639355.UP.FTS.B, 21.49%, 7/16/27 .... 3,254 3,203
L2641233.UP.FTS.B, 22.03%, 7/16/27 .... 15,461 14,648
L2640849.UP.FTS.B, 22.86%, 7/16/27 .... 3,644 261
L2640906.UP.FTS.B, 23.61%, 7/16/27 .... 5,685 1,637
L2643831.UP.FTS.B, 24.23%, 7/16/27 .... 4,278 1,248
L2643306.UP.FTS.B, 25.49%, 7/16/27 .... 17,537 17,412
FW2644628.UP.FTS.B, 30.88%, 7/16/27 .. 1,341 1,333
FW2643274.UP.FTS.B, 30.91%, 7/16/27 .. 17,339 (1,925)
L2645113.UP.FTS.B, 10.21%, 7/17/27 .... 6,775 6,704
L2645909.UP.FTS.B, 19.06%, 7/17/27 .... 4,370 4,309
L2642277.UP.FTS.B, 22.82%, 7/17/27 .... 5,726 5,636
L2645504.UP.FTS.B, 26.01%, 7/17/27 .... 10,207 9,690
FW2645599.UP.FTS.B, 27.57%, 7/17/27 .. 22,777 21,534
FW1873026.UP.FTS.B, 30.69%, 8/18/27 .. 543 535
L2008894.UP.FTS.B, 11.02%, 9/09/27 .... 4,879 4,814
L2006623.UP.FTS.B, 15.18%, 9/09/27 .... 9,088 8,964
L2005978.UP.FTS.B, 17.84%, 9/09/27 .... 3,363 3,304
FW2007802.UP.FTS.B, 23.93%, 9/09/27 .. 30,543 30,065
FW2199121.UP.FTS.B, 15.58%, 10/07/27 . 16,972 16,760
L2199767.UP.FTS.B, 25.65%, 10/07/27 ... 5,165 5,104
FW2199624.UP.FTS.B, 25.75%, 10/07/27 . 8,490 8,335
FW2195253.UP.FTS.B, 27.11%, 10/07/27 . 5,859 5,758
L2202846.UP.FTS.B, 8.79%, 10/08/27 .... 16,304 16,156
L2206074.UP.FTS.B, 15.01%, 10/08/27 ... 6,383 6,314
FW2205781.UP.FTS.B, 22.27%, 10/08/27 . 42,161 41,424
FW2202576.UP.FTS.B, 22.89%, 10/08/27 . 7,058 6,970
L2205138.UP.FTS.B, 24.86%, 10/08/27 ... 3,154 3,101
L2206615.UP.FTS.B, 25.87%, 10/08/27 ... 13,151 7,784
FW2202975.UP.FTS.B, 30.2%, 10/08/27 .. 3,202 3,157
L2407212.UP.FTS.B, 7.8%, 11/11/27 ..... 16,266 2,151
FW2411932.UP.FTS.B, 22.38%, 11/11/27 . 4,816 4,763
L2413593.UP.FTS.B, 23.06%, 11/11/27 ... 8,012 7,886
L2414318.UP.FTS.B, 8.81%, 11/12/27 .... 13,504 13,392
FW2414721.UP.FTS.B, 28.43%, 11/12/27 . 5,305 5,239
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2402573.UP.FTS.B, 32.37%, 11/12/27 . $ 10,294 $ 10,150
L2636525.UP.FTS.B, 16.23%, 12/15/27 ... 12,856 12,053
FW2634082.UP.FTS.B, 24.01%, 12/15/27 . 5,353 5,275
FW2632167.UP.FTS.B, 30.21%, 12/15/27 . 917 135
L2644100.UP.FTS.B, 5.16%, 12/16/27 .... 4,760 4,728
FW2642156.UP.FTS.B, 26.37%, 12/16/27 . 2,538 2,508
FW2639053.UP.FTS.B, 29.06%, 12/16/27 . 3,143 68
FW2643411.UP.FTS.B, 29.58%, 12/16/27 . 5,109 4,843
L1710242.UP.FTS.B, 16.42%, 9/14/28 .... 2,563 2,551
L2008544.UP.FTS.B, 14.54%, 11/09/28 ... 4,349 4,328
L1973640.UP.FTS.B, 20.1%, 11/09/28 .... 9,276 9,232
L2009558.UP.FTS.B, 26.34%, 11/09/28 ... 16,716 16,665
L2195991.UP.FTS.B, 26.01%, 12/07/28 ... 8,302 8,259
L2197007.UP.FTS.B, 26.07%, 12/07/28 ... 2,389 2,369
L2204377.UP.FTS.B, 25.94%, 12/08/28 ... 4,042 4,014
L2635238.UP.FTS.B, 13.81%, 2/15/29 .... 13,369 13,292
L2631621.UP.FTS.B, 15.64%, 2/15/29 .... 19,369 19,249
L2633434.UP.FTS.B, 17.36%, 2/15/29 .... 4,158 4,134
L2633742.UP.FTS.B, 25.95%, 2/15/29 .... 2,973 2,953
L2634808.UP.FTS.B, 26.03%, 2/15/29 .... 1,858 1,841
L2635718.UP.FTS.B, 26.25%, 2/15/29 .... 2,380 17
L2633894.UP.FTS.B, 26.42%, 2/15/29 .... 4,340 4,296
L2635317.UP.FTS.B, 27.28%, 2/15/29 .... 2,144 2,127
L2637431.UP.FTS.B, 26.27%, 7/15/29 .... 6,579 6,515
15,216,114
Total Marketplace Loans (Cost $60,122,469) ....
$54,177,465

Franklin Strategic Series
Schedule of Investments, April 30, 2023
Franklin Strategic Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
At April 30 , 2023, the Fund had the following futures contracts outstanding. See Note 1 ( d ).
At April 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
At April 30 , 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(d) .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
30-day Federal Funds ......................... Short 1,037 $ 412,218,871 12/29/23 $ 1,398,105
U.S. Treasury 10 Year Notes .................... Long 527 60,712,047 6/21/23 1,781,994
U.S. Treasury 10 Year Ultra Notes ................ Long 463 56,232,797 6/21/23 1,938,155
U.S. Treasury 2 Year Notes ..................... Long 75 15,462,305 6/30/23 (13,572)
U.S. Treasury 5 Year Notes ..................... Long 130 14,266,484 6/30/23 305,538
U.S. Treasury Ultra Bonds ...................... Long 166 23,473,438 6/21/23 967,208
Total Futures Contracts ...................................................................... $6,377,428
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 6,800,000 1,311,779 5/08/23 $ — $ (49,749)
Columbian Peso .... JPHQ Sell 54,500,000,000 10,985,689 5/30/23 — (555,232)
Euro ............. JPHQ Sell 17,606,000 19,408,252 6/16/23 — (45,673)
Euro ............. JPHQ Sell 7,150,000 7,611,393 7/10/23 — (299,066)
Japanese Yen ...... JPHQ Buy 1,900,000,000 14,625,398 7/10/23 — (528,815)
Total Forward Exchange Contracts ................................................... $ — $(1,478,535)
Net unrealized appreciation (depreciation) ............................................ $(1,478,535)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly 12/20/27 19,000,000 $ 481,471 $ (277,465) $ 758,936
Non-
Investment
Grade
CDX.NA.HY.40 . 5.00% Quarterly 6/20/28 4,600,000 90,714 28,444 62,270
Non-
Investment
Grade

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
Total Centrally Cleared Swap Contracts ..................................... $572,185 $(249,021) $821,206
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 17,820,000 $ (4,739,884) $ (2,672,907) $ (2,066,977) B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 3,150,000 EUR 39,756 — 39,756
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 15,800,000 (234,933) (308,931) 73,998
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 22,100,000 (5,941,831) (2,165,692) (3,776,139)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 5,300,000 41,113 — 41,113
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 23,060,000 101,649 29,802 71,847
Investment
Grade
Total OTC Swap Contracts .............................................. $(10,734,130) $(5,117,728) $(5,616,402)
Total Credit Default Swap Contracts .................................... $(10,161,945) $ (5,366,749) $(4,795,196)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Strategic Series
Schedule of Investments
Franklin Strategic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
At April 30, 2023, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 14,750,000 $ (887,204)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 14,750,000 (789,674)
Total Return Swap Contracts ................................................................... $(1,676,878)
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Note 9 regarding other derivative information.
See Abbreviations on page 167.

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
Franklin
Strategic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,707,677,273
Cost - Controlled affiliates (Note 3 f and 10 ) ...................................................... 178,408,378
Cost - Non-controlled affiliates (Note 3 f and 10 ) ................................................... 37,364,960
Cost - Unaffiliated repurchase agreements ...................................................... 177,866,902
Value - Unaffiliated issuers .................................................................. $2,485,096,254
Value - Controlled affiliates (Note 3 f and 10 ) ..................................................... 152,681,193
Value - Non-controlled affiliates (Note 3 f and 10 ) .................................................. 37,364,960
Value - Unaffiliated repurchase agreements ...................................................... 177,866,902
Cash .................................................................................... 4,540,192
Receivables:
Investment securities sold ................................................................... 667,544
Capital shares sold ........................................................................ 1,486,546
Dividends and interest ..................................................................... 24,853,285
Deposits with brokers for:
OTC derivative contracts .................................................................. 14,740,000
Futures contracts ........................................................................ 4,539,086
Centrally cleared swap contracts ............................................................ 1,010,535
Variation margin on futures contracts ........................................................... 866,444
Variation margin on centrally cleared swap contracts ............................................... 59,226
OTC swap contracts (upfront payments $230,998) .................................................. 29,802
Unrealized appreciation on OTC swap contracts .................................................... 226,714
Deferred tax benefit ......................................................................... 287,971
Total assets .......................................................................... 2,906,316,654
Liabilities:
Payables:
Investment securities purchased .............................................................. 14,643,076
Capital shares redeemed ................................................................... 4,055,689
Management fees ......................................................................... 986,859
Distribution fees .......................................................................... 542,030
Transfer agent fees ........................................................................ 1,043,740
Trustees' fees and expenses ................................................................. 19
OTC swap contracts (upfront receipts $10,697,350) ................................................. 5,147,530
Unrealized depreciation on OTC swap contracts .................................................... 7,519,994
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,478,535
Accrued expenses and other liabilities ........................................................... 457,905
Total liabilities ......................................................................... 35,875,377
Net assets, at value ................................................................. $2,870,441,277
Net assets consist of:
Paid-in capital ............................................................................. $4,042,030,190
Total distributable earnings (losses) ............................................................. (1,171,588,913)
Net assets, at value ................................................................. $2,870,441,277

Franklin Strategic Series
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
Strategic
Income Fund
Class A:
Net assets, at value ....................................................................... $2,285,374,107
Shares outstanding ........................................................................ 277,767,721
Net asset value per share
a
.................................................................. $8.23
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.55
Class C:
Net assets, at value ....................................................................... $100,036,669
Shares outstanding ........................................................................ 12,150,347
Net asset value and maximum offering price per share
a
............................................. $8.23
Class R:
Net assets, at value ....................................................................... $40,939,409
Shares outstanding ........................................................................ 4,999,004
Net asset value and maximum offering price per share ............................................. $8.19
Class R6:
Net assets, at value ....................................................................... $132,949,524
Shares outstanding ........................................................................ 16,130,680
Net asset value and maximum offering price per share ............................................. $8.24
Advisor Class:
Net assets, at value ....................................................................... $311,141,568
Shares outstanding ........................................................................ 37,763,507
Net asset value and maximum offering price per share ............................................. $8.24
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Series
Financial Statements
Statement of Operations
for the year ended April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
Franklin
Strategic
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $127,500
Controlled affiliates (Note 3 f and 10 ) ........................................................... 20,462,928
Non-controlled affiliates (Note 3 f and 10 ) ........................................................ 1,020,928
Interest: (net of foreign taxes of $159,052)
Unaffiliated issuers ........................................................................ 136,118,154
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 6,203
Non-controlled affiliates (Note 3 f ) ............................................................. 1,120
Total investment income ................................................................... 157,736,833
Expenses:
Management fees (Note 3 a ) ................................................................... 13,834,674
Distribution fees: (Note 3c )
    Class A ................................................................................ 5,942,197
    Class C ................................................................................ 840,848
    Class R ................................................................................ 216,830
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 3,829,220
    Class C ................................................................................ 208,598
    Class R ................................................................................ 69,873
    Class R6 ............................................................................... 60,990
    Advisor Class ............................................................................ 553,869
Reports to shareholders fees .................................................................. 216,841
Registration and filing fees .................................................................... 108,114
Professional fees ........................................................................... 125,741
Trustees' fees and expenses .................................................................. 17,442
Marketplace lending fees (Note 1 g ) ............................................................. 1,497,245
Other .................................................................................... 257,065
Total expenses ......................................................................... 27,779,547
Expense reductions (Note 4 ) ............................................................... (4,292)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (1,705,812)
Net expenses ......................................................................... 26,069,443
Net investment income ................................................................ 131,667,390

Franklin Strategic Series
Financial Statements
Statement of Operations
(continued)
for the year ended April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Franklin
Strategic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (192,667,836)
Controlled affiliates (Note 3f and 10) .......................................................... (44,843,620)
Foreign currency transactions ................................................................ (25,047)
Forward exchange contracts ................................................................. 2,127,432
Futures contracts ......................................................................... (7,184,032)
TBA sale commitments ..................................................................... 53,799
Swap contracts ........................................................................... 6,700,700
Net realized gain (loss) .................................................................. (235,838,604)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 81,694,104
Controlled affiliates (Note 3f and 10) .......................................................... 28,050,002
Translation of other assets and liabilities denominated in foreign currencies .............................. 8,262
Forward exchange contracts ................................................................. (1,703,360)
Futures contracts ......................................................................... 7,579,569
Swap contracts ........................................................................... (3,236,410)
Change in deferred tax benefit ............................................................... (693,084)
Change in deferred taxes on unrealized appreciation ............................................... 31,461
Net change in unrealized appreciation (depreciation) ............................................ 111,730,544
Net realized and unrealized gain (loss) ............................................................ (124,108,060)
Net increase (decrease) in net assets resulting from operations .......................................... $7,559,330

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Franklin Strategic Income Fund
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $131,667,390 $117,877,083
Net realized gain (loss) ................................................. (235,838,604) (74,161,229)
Net change in unrealized appreciation (depreciation) ........................... 111,730,544 (261,970,566)
Net increase (decrease) in net assets resulting from operations ................ 7,559,330 (218,254,712)
Distributions to shareholders:
Class A ............................................................. (106,771,149) (104,476,136)
Class C ............................................................. (5,088,448) (7,926,927)
Class R ............................................................. (1,845,783) (1,847,687)
Class R6 ............................................................ (6,146,385) (5,646,868)
Advisor Class ........................................................ (16,190,187) (16,976,765)
Total distributions to shareholders .......................................... (136,041,952) (136,874,383)
Capital share transactions: (Note 2 )
Class A ............................................................. (224,634,715) 24,319,901
Class C ............................................................. (64,606,419) (198,078,184)
Class R ............................................................. (5,595,004) (5,859,698)
Class R6 ............................................................ 1,832,985 17,687,072
Advisor Class ........................................................ (64,076,114) (31,320,044)
Total capital share transactions ............................................ (357,079,267) (193,250,953)
Net increase (decrease) in net assets ................................... (485,561,889) (548,380,048)
Net assets:
Beginning of year ....................................................... 3,356,003,166 3,904,383,214
End of year ........................................................... $2,870,441,277 $3,356,003,166

Franklin Strategic Series
Notes to Financial Statements
Franklin Strategic Income Fund
148
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Annual Report
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of ten
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Strategic Income Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in  open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Franklin Strategic Income Fund
(continued)
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Annual Report
Franklin Strategic Income Fund
(continued)
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on April 28, 2023.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statement of Operations.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. At April 30, 2023, the
Fund had no OTC option contracts.
See Note 9 regarding other derivative information.
e. Loan Participation Notes
The Fund invests in loan participation notes (Participations).
Participations are loans originally issued to a borrower
by one or more financial institutions (the Lender) and
subsequently sold to other investors, such as the Fund.
Participations typically result in the Fund having a
contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender
any payments of principal, interest and fees which the
Lender received from the borrower. The Fund generally has
no rights to either enforce compliance by the borrower with
the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Participation. The Participations may also involve interest
rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or a joint repurchase agreement
in the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower. At April 30, 2023, the Fund had no securities on loan.
g. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
h. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
1. Organization and Significant Accounting Policies
(continued)
e. Loan Participation Notes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
i. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank or the London Interbank Offered Rate (LIBOR)/Senior
Overnight Financing Rate (SOFR). Senior secured corporate
loans often require prepayment of principal from excess
cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated
maturity. Senior secured corporate loans in which the Fund
invests are generally readily marketable, but may be subject to certain restrictions on resale.
j. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
1. Organization and Significant Accounting Policies
(continued)

Franklin Strategic Series
Notes to Financial Statements

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Franklin Strategic Income Fund
(continued)
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 23,791,924 $194,624,798 50,761,516 $476,945,327
Shares issued in reinvestment of distributions .......... 12,422,561 101,065,569 10,659,429 98,830,200
Shares redeemed ............................... (63,688,712) (520,325,082) (59,388,810) (551,455,626)
Net increase (decrease) .......................... (27,474,227) $(224,634,715) 2,032,135 $24,319,901
Class C Shares:
Shares sold ................................... 1,064,169 $8,724,896 2,402,939 $22,494,001
Shares issued in reinvestment of distributions .......... 605,456 4,931,255 824,330 7,682,094
Shares redeemed
a
.............................. (9,555,676) (78,262,570) (24,241,492) (228,254,279)
Net increase (decrease) .......................... (7,886,051) $(64,606,419) (21,014,223) $(198,078,184)
Class R Shares:
Shares sold ................................... 728,664 $5,945,032 1,138,464 $10,527,911
Shares issued in reinvestment of distributions .......... 226,920 1,837,872 199,131 1,839,350
Shares redeemed ............................... (1,648,826) (13,377,908) (1,961,445) (18,226,959)
Net increase (decrease) .......................... (693,242) $(5,595,004) (623,850) $(5,859,698)
Class R6 Shares:
Shares sold ................................... 3,982,344 $32,673,110 5,621,353 $52,543,321
Shares issued in reinvestment of distributions .......... 632,664 5,157,406 515,123 4,780,872
Shares redeemed ............................... (4,387,632) (35,997,531) (4,272,613) (39,637,121)
Net increase (decrease) .......................... 227,376 $1,832,985 1,863,863 $17,687,072
1. Organization and Significant Accounting Policies
(continued)
k. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2023, the gross effective investment management fee rate was 0.458% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 7,495,412 $61,389,999 7,408,475 $68,923,330
Shares issued in reinvestment of distributions .......... 1,560,308 12,733,375 1,727,789 16,053,275
Shares redeemed ............................... (16,904,453) (138,199,488) (12,457,836) (116,296,649)
Net increase (decrease) .......................... (7,848,733) $(64,076,114) (3,321,572) $(31,320,044)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
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Franklin Strategic Income Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2023, the Fund paid transfer agent fees of $4,722,550, of which $1,846,005 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $43,906
CDSC retained .............................................................................. $52,472
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
g. Waivers and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended April 30, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 318,685,701 $ — $ (157,694,500) $ (44,843,620) $ 29,802,107 $ 145,949,688 18,687,540 $ 15,163,010
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 43,841,735 $ 9,914,998 $ (16,391,773) $ — $ — $ 37,364,960 37,364,960 $ 1,020,928
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $4,261,000 $288,000 $(4,549,000) $— $— $— — $1,120
Total Affiliated Securities ... $366,788,436 $10,202,998 $(178,635,273) $(44,843,620) $29,802,107 $183,314,648 $16,185,058
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $143,373,255
Long term ................................................................................ 778,328,486
Total capital loss carryforwards ............................................................... $921,701,741
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
The tax character of distributions paid during the years ended April 30, 2023 and 2022, was as follows:
At April 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, paydown losses, bond discounts and premiums and swaps.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2023, aggregated
$1,952,753,772 and $2,323,180,905, respectively.
7. Credit Risk and Defaulted Securities
At April 30, 2023, the Fund had 23.9% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2023, the aggregate value of these securities was $11,664,512, representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $136,041,952 $136,874,383
Cost of investments .......................................................................... $3,096,334,327
Unrealized appreciation ........................................................................ $71,679,202
Unrealized depreciation ........................................................................ (321,944,150)
Net unrealized appreciation (depreciation) .......................................................... $(250,264,948)
Distributable earnings:
Undistributed ordinary income ................................................................... $1,089,432
5. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Other Derivative Information
At April 30, 2023, the Fund's investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
125,940,079 K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 977,123 $ —
12,532,821 K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
6,000,000 WorkCapital BSD SARL, 2/13/26 ................ 2/15/19 750,000 —
20,000,000 WorkCapital BSD SARL, Term Loan, 6.5%, 1/01/38 .. 2/13/19 19,530,078 —
Total Restricted Securities (Value is —% of Net Assets) .............. $21,266,508 $—
*
In U.S. dollars unless otherwise indicated.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 6,391,000
a
Variation margin on futures
contracts
$ 13,572
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
— Unrealized depreciation on OTC
forward exchange contracts
1,478,535
Credit contracts ............
Variation margin on centrally
cleared swap contracts
821,206
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
29,802 OTC swap contracts (upfront
receipts)
5,147,530
Unrealized appreciation on OTC
swap contracts
226,714 Unrealized depreciation on OTC
swap contracts
7,519,994
Total .................... $7,468,722 $14,159,631
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
8. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
For the year ended April 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended April 30, 2023, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At April 30, 2023, the Fund's OTC derivative assets and liabilities are as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments $2,316,225
a
Investments $—
Futures contracts (7,184,032) Futures contracts 7,579,569
Foreign exchange contracts .....
Forward exchange contracts 2,127,432 Forward exchange contracts (1,703,360)
Credit contracts ...............
Swap contracts 6,700,700 Swap contracts (3,236,410)
Total ....................... $3,960,325 $2,639,799
a
Purchased option contracts are included in net realized gain (loss) from investments in the Statement of Operations.
Franklin
Strategic
Income Fund
Futures contracts ......................... 333,056,998
Swap c ontracts ........................... 181,644,349
Forward exchange contracts ................. 66,912,993
Options ................................. 10,269,231
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Strategic Income Fund
Derivatives
Forward exchange contracts ............................. $ — $ 1,478,535
Swap contracts ....................................... 256,516 12,667,524
Total ............................................. $256,516 $14,146,059
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
At April 30, 2023, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At April 30, 2023, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 167 .
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $39,756 $— $— $— $39,756
CITI ..................... 216,760 (216,760) — — —
JPHQ ................... — — — — —
MSCO ................... — — — — —
Total ................... $256,516 $(216,760) $ — $— $39,756
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Strategic Income Fund
Counterparty
BNDP ................... $— $— $— $— $—
CITI ..................... 10,990,646 (216,760) — (10,773,886) —
JPHQ ................... 1,478,535 — — (1,478,535) —
MSCO ................... 1,676,878 — — (1,470,000) 206,878
Total ................... $14,146,059 $(216,760) $— $(13,722,421) $206,878
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
10. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended April 30, 2023, investments in
“affiliated companies” were as follows:
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2023, the Fund did not use the
Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares
at End
of Year
Investment
Income
Franklin Strategic Income Fund
Controlled Affiliates
a
Dividends
Birch Permian Holdings ,
Inc ............. $ 8,483,610 $ — $ — $ — $ (1,752,105) $ 6,731,505 406,124 $ 5,299,918
Total Affiliated Securities
(Value is 0.2% of Net
Assets) .......... $8,483,610 $— $— $— $(1,752,105) $6,731,505 $5,299,918
a
Issuer in which the Fund owns 25% or more of the outstanding voting securities.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
A summary of inputs used as of April 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Energy Equipment & Services ............. 9,794,353 — — 9,794,353
Media ............................... 768,747 — — 768,747
Oil, Gas & Consumable Fuels ............. 36,540 6,731,505 — 6,768,045
Management Investment Companies ......... — 145,949,688 — 145,949,688
Warrants ............................... — — —
a
—
Convertible Bonds ....................... — 78,695 — 78,695
Corporate Bonds :
Aerospace & Defense ................... — 25,349,080 — 25,349,080
Air Freight & Logistics ................... — 3,156,780 — 3,156,780
Automobile Components ................. — 35,804,153 — 35,804,153
Automobiles .......................... — 5,802,855 — 5,802,855
Banks ............................... — 163,718,730 — 163,718,730
Beverages ........................... — 8,301,423 — 8,301,423
Biotechnology ......................... — 16,180,204 — 16,180,204
Broadline Retail ....................... — — —
a
—
Building Products ...................... — 17,258,170 — 17,258,170
Capital Markets ........................ — 63,247,258 — 63,247,258
Chemicals ........................... — 54,114,317 — 54,114,317
Commercial Services & Supplies ........... — 20,616,741 — 20,616,741
Communications Equipment .............. — 5,194,164 — 5,194,164
Construction & Engineering ............... — 2,371,597 — 2,371,597
Consumer Finance ..................... — 17,855,817 — 17,855,817
Containers & Packaging ................. — 46,858,566 — 46,858,566
Distributors ........................... — 4,426,500 — 4,426,500
Diversified Consumer Services ............ — 6,785,475 — 6,785,475
Diversified REITs ...................... — 18,791,136 — 18,791,136
Diversified Telecommunication Services ..... — 31,278,994 — 31,278,994
Electric Utilities ........................ — 51,272,279 — 51,272,279
Electrical Equipment .................... — 9,510,095 — 9,510,095
Electronic Equipment, Instruments &
Components ........................ — 11,249,404 — 11,249,404
Energy Equipment & Services ............. — 3,884,778 — 3,884,778
Entertainment ......................... — 15,834,724 — 15,834,724
Financial Services ...................... — 5,982,830 1,421,613 7,404,443
Food Products ........................ — 19,656,213 — 19,656,213
Gas Utilities .......................... — 2,006,044 — 2,006,044
Ground Transportation .................. — 9,658,586 — 9,658,586
Health Care Equipment & Supplies ......... — 14,418,265 — 14,418,265
Health Care Providers & Services .......... — 57,284,768 — 57,284,768
Health Care REITs ..................... — 2,738,830 — 2,738,830
Hotel & Resort REITs ................... — 3,040,835 — 3,040,835
Hotels, Restaurants & Leisure ............. — 34,078,901 — 34,078,901
Household Durables .................... — 2,570,067 — 2,570,067
Household Products .................... — 7,912,276 — 7,912,276
Independent Power and Renewable Electricity
Producers .......................... — 46,478,445 — 46,478,445
Insurance ............................ — 29,436,501 — 29,436,501
Interactive Media & Services .............. — 7,705,608 — 7,705,608
IT Services ........................... — 28,078,490 — 28,078,490
Machinery ............................ — 8,299,108 — 8,299,108
Media ............................... — 44,960,976 — 44,960,976
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At April 30, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Metals & Mining ....................... $ — $ 29,762,407 $ — $ 29,762,407
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 7,922,650 — 7,922,650
Multi-Utilities .......................... — 10,206,977 — 10,206,977
Oil, Gas & Consumable Fuels ............. — 119,111,801 — 119,111,801
Paper & Forest Products ................. — 9,536,892 — 9,536,892
Passenger Airlines ..................... — 15,743,522 — 15,743,522
Personal Care Products ................. — 30,470,740 — 30,470,740
Pharmaceuticals ....................... — 30,506,628 — 30,506,628
Real Estate Management & Development .... — 7,275,246 — 7,275,246
Software ............................. — 4,986,386 — 4,986,386
Specialty Retail ........................ — 8,775,304 — 8,775,304
Technology Hardware, Storage & Peripherals . — 1,770,428 — 1,770,428
Textiles, Apparel & Luxury Goods .......... — 4,201,655 — 4,201,655
Tobacco ............................. — 23,110,126 — 23,110,126
Trading Companies & Distributors .......... — 17,766,604 — 17,766,604
Transportation Infrastructure .............. — 702,891 — 702,891
Wireless Telecommunication Services ....... — 16,111,448 — 16,111,448
Senior Floating Rate Interests ............... — — —
a
—
Marketplace Loans ....................... — — 54,177,465 54,177,465
Foreign Government and Agency Securities .... — 64,532,681 — 64,532,681
U.S. Government and Agency Securities ....... — 605,009,180 — 605,009,180
Asset-Backed Securities ................... — 141,787,508 — 141,787,508
Commercial Mortgage-Backed Securities ...... — 16,112,737 — 16,112,737
Mortgage-Backed Securities ................ — 182,979,326 — 182,979,326
Residential Mortgage-Backed Securities ....... — 107,220,721 — 107,220,721
Escrows and Litigation Trusts ............... — 45,000 —
a
45,000
Short Term Investments ................... 37,364,960 177,866,902 — 215,231,862
Total Investments in Securities ........... $47,964,600 $2,749,445,631 $55,599,078 $2,853,009,309
Other Financial Instruments:
Futures contracts ........................ $ 6,391,000 $ — $ — $ 6,391,000
Swap contracts ......................... — 1,047,920 — 1,047,920
Total Other Financial Instruments ......... $6,391,000 $1,047,920 $— $7,438,920
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,478,535 $ — $ 1,478,535
Futures contracts ........................ 13,572 — — 13,572
Swap contracts .......................... — 7,519,994 — 7,519,994
Total Other Financial Instruments ......... $13,572 $8,998,529 $— $9,012,101
a
Includes financial instruments determined to have no value at April 30, 2023.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2023, are as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Media ........... 28,864 — (44,779) — — — — 15,915 — —
Oil, Gas & Consumable
Fuels .......... —
d
— (2,534) — — — (1,255,950) 1,258,484 — —
Warrants :
Oil, Gas & Consumable
Fuels .......... 24
d
— —
d
— — — — (24) —
d
—
Software .......... —
d
— — — — — — — —
d
—
Corporate Bonds :
Broadline Retail ..... —
d
—
d
— — — — — — —
d
—
Financial Services ... — — — 2,297,537 — (20,503) — (855,421) 1,421,613 (855,421)
Senior Floating Rate
Interests :
Software .......... —
d
— — — — — — — —
d
—
Marketplace Loans :
Financial Services ... 83,510,806 39,890,047 (64,984,366) — — — (985,201) (3,253,821) 54,177,465 (4,317,189)
Escrows and Litigation
Trusts ........... —
d
— (6,393) — — — 6,393 — —
d
—
Total Investments in
Securities ............ $83,539,694 $39,890,047 $(65,038,072) $2,297,537 $— $(20,503) $(2,234,758) $(2,834,867) $55,599,078 $(5,172,610)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services $54,177,465 Discounted cash flow Loss-adjusted discount rate
0.3% – 17.8%
(9.3%)
Decrease
Projected loss rate 3.9% – 39.5%
(16.0%)
Decrease
All Other Investments . . . . . . . 1,421,613
c,d
Total . . . . . . . . . . . . . .
.........
$55,599,078
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
13. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at April 30, 2023.
12. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
MCDX.NA.
Series number
MCDX North America Index
Selected Portfolio
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
EURIBOR
Euro Inter-Bank Offer Rate
FFCB
Federal Farm Credit Banks Funding Corp.
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Bac ked Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Income Fund (one of the funds constituting Franklin Strategic Series, referred to hereafter as the "Fund") as of April
30, 2023, the related statement of operations for the year ended April 30, 2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2023 and the financial highlights for each of the five years in the period ended April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Strategic Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2023:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends re ceived is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $5,299,918
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,299,918
Section 163(j) Interest Earned §163(j) $119,192,096
Interest Earned from Federal Obligations Note (1) $19,289,569

Franklin Strategic Series
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1991 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Strategic Series

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead
Independent Trustee
since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of
the Board since
January 2023 and
Trustee since 2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 1991 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Strategic Series

franklintempleton.com
Annual Report
accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Strategic Series
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN STRATEGIC SERIES
Franklin Strategic Income Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of Franklin Strategic Series
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of the Fund (Management Agreement) for an
additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Strategic Series
Shareholder Information

franklintempleton.com
Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional multi-sector income funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the three-, five- and 10-year periods was below the median of its
Performance Universe, but for the one-year period was
above the median of its Performance Universe. The Board
further noted management’s view regarding the income-
related attributes of the Fund (e.g. a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative
to its peers on an income return basis was appropriate
given these attributes. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and
Class A shares for each other fund in its Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 13
other multi-sector income funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,

Franklin Strategic Series
Shareholder Information

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Annual Report
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

194 A 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Strategic Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $359,100 for the fiscal year ended April 30, 2023 and $379,212 for the fiscal year ended April 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended April 30, 2023 and $8,000 for the fiscal year ended April 30, 2022. The services for which these fees were paid included preparation of tax returns in relation to the liquidation of previously consolidated entities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended April 30, 2023, and $0 for the fiscal year ended April 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2023 and $9,067 for the fiscal year ended April 30, 2022.

The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $75,711 for the fiscal year ended April 30, 2023 and $243,743 for the fiscal year ended April 30, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, fees in connection with a license for accounting and business knowledge platform Viewpoint and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $145,711 for the fiscal year ended April 30, 2023 and $260,810 for the fiscal year ended April 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
STRATEGIC SERIES

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 28, 2023